UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-4500

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

November 30, 2022

Semi-Annual Report

DBX ETF Trust

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (ESCR)

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (ESEB)

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (ESHY)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report on six of our ETFs tracking the fixed income market for the period ended November 30, 2022.

The global economy continued to face significant challenges during the reporting period, with high inflation, interest rate hikes, the Russia-Ukraine war, energy supply shortages, and rising COVID-19 cases in China. To tame soaring inflation, major central banks around the world increased interest rates, even at the cost of weakening their economies. Global bond markets faced a tough time as investors remained wary about growth prospects. After recovering from the pandemic, the U.S. economy was constrained by high inflation and supply-chain disruptions. Russia’s war in Ukraine and lockdowns in China adversely affected economic activity. U.S. GDP1 contracted in the first and second quarters, considered by some to be a recession. Concerns were eased in the third quarter as GDP growth moved into positive territory. However, they were heightened again on the prospect of further interest rate hikes by the Federal Reserve (Fed) due to inflationary pressures and a potential recession. The Fed raised the policy rate by 75 bps2 in June, July, September, and November.

The Eurozone economy was impacted by the ongoing Russia-Ukraine war as the region remained dependent on Russian energy supplies. Sanctions against Russia led to higher inflation and growing concerns that Russia would stop gas supplies during the winter. That said, the economy grew 0.8% sequentially in the second quarter and 0.2% in the third quarter. Eurozone CPI3 reached an all-time high of 10.7% year over year in October, while in Germany, inflation reached 10.4% due to rising energy prices. Political events in the UK took center stage with a new prime minister and a fiscal reversal as the Bank of England ended its gilt-purchasing program.

Emerging-market bonds declined due to monetary tightening and economic growth concerns, with most currencies weakening against the U.S. dollar. Local-currency bonds were slightly more resilient than hard-currency bonds. Global bond markets started strong in October, with the UK as the frontrunner. U.S. Treasuries underperformed other major markets despite better-than-expected employment numbers and lower-than-expected inflation. The U.S. 10-year yield increased from 3.83% to 4.05%, while the 2-year rose from 4.28% to 4.49%. Bonds saw a solid recovery in November. Government bond yields were generally lower, and credit spreads tightened across markets. Credit-market returns were significantly positive, thanks to emerging-market high yields, and U.S. and sterling investment grade.

We believe the global economy is expected to see slower growth and lower inflation in 2023. The U.S. economy is likely to closely miss a recession, while the Eurozone is likely to shrink, and emerging markets recover fairly. Corporate and government bonds are expected to see better days next year. U.S. high yield will likely deliver more returns than Treasuries. The European Central Bank is expected to raise rates further to curb inflation, which, unlike in the U.S. has not yet peaked. Emerging markets should see stable spreads over Treasuries and strong return potential given their current attractive yields.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 The gross domestic product (GDP) is the monetary value of all the finished goods and services produced within a country’s borders in a specific time period.

2 Basis points (bps) are a unit of measurement equal to 1/100th of 1 percent and a standard measure for interest rates.

3 Consumer price index (CPI) is a price index, the price of a weighted average market basket of consumer goods and services purchased by households.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (ESCR)

The Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Bloomberg MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index (the “Underlying Index”). The Underlying Index is designed to apply environmental, social and governance (“ESG”) considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the Bloomberg US Corporate Index (an investment grade corporate bond universe), resulting in a broad investment grade fixed income market exposure with ESG aspects. It is not possible to invest directly into an index.

Quality* as of November 30, 2022

Description	% of Market Value
AAA	3.2%
AA	12.9%
A	43.7%
BBB	40.2%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of November 30, 2022

United States	86.9%
United Kingdom	4.1%
Canada	3.3%
Other	5.7%

Total	100.0%

Sector Diversification* as of November 30, 2022

Financial	34.2%
Consumer, Non-cyclical	16.6%
Technology	11.0%
Communications	10.1%
Utilities	9.0%
Industrial	6.8%
Consumer, Cyclical	6.4%
Energy	4.0%
Basic Materials	1.9%

Total	100.0%

Modified duration to worst as of November 30, 2022: 7.3 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 9 .

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (ESEB)

The Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the J.P. Morgan ESG EMBI Global Diversified Sovereign Index (the “Underlying Index”). The Underlying Index is designed to apply environmental, social and governance (“ESG”) considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the J.P. Morgan EMBI Global Diversified Sovereign Index, resulting in a broad emerging markets sovereign debt market exposure with ESG aspects. It is not possible to invest directly into an index.

Quality* as of November 30, 2022

Description	% of Market Value
AA	8.3%
A	11.4%
BBB	34.6%
BB	22.0%
B	19.4%
CCC	3.8%
CC	0.5%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of November 30, 2022

Saudi Arabia	5.7%
Panama	4.6%
Philippines	4.1%
Uruguay	4.0%
Qatar	4.0%
Brazil	3.8%
Turkey	3.8%
Dominican Republic	3.7%
Indonesia	3.6%
Oman	3.4%
Peru	3.3%
Colombia	3.3%
Mexico	3.3%
Bahrain	3.3%
United Arab Emirates	3.1%
Romania	3.1%
Egypt	2.9%
Chile	2.8%
South Africa	2.6%
Hungary	2.3%
Argentina	2.0%
Other	27.3%

Total	100.0%

Modified duration to worst as of November 30, 2022: 7.1 years Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

*As a percentage of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 21.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (ESHY)

The Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the J.P. Morgan ESG DM Corporate High Yield USD Index (the “Underlying Index”). The Underlying Index is designed to apply environmental, social and governance (“ESG”) considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the J.P. Morgan DM High Yield USD Index (a USD denominated high yield corporate bond index of developed market issuers), resulting in a broad high yield fixed income market exposure with ESG aspects. It is not possible to invest directly into an index.

Quality* as of November 30, 2022

Description	% of Market Value
BBB	7.1%
BB	57.3%
B	26.3%
CCC	9.2%
CC	0.1%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of November 30, 2022

United States	85.4%
Canada	3.9%
Other	10.7%

Total	100.0%

Sector Diversification* as of November 30, 2022

Consumer, Cyclical	19.8%
Communications	17.0%
Consumer, Non-cyclical	14.5%
Energy	14.0%
Industrial	12.0%
Financial	10.6%
Basic Materials	5.9%
Technology	4.5%
Utilities	1.6%
Diversified	0.1%

Total	100.0%

Modified duration to worst as of November 30, 2022: 4.2 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 26.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

The Xtrackers Municipal Infrastructure Revenue Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Municipal Infrastructure Revenue Bond Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the U.S. long-term tax exempt bond market, consisting of infrastructure revenue bonds. It is not possible to invest directly into an index.

Quality* as of November 30, 2022

Description	% of Market Value
AAA	6.4%
AA	56.7%
A	35.0%
BBB	1.9%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Diversification* as of November 30, 2022

Airport	31.5%
Transportation	29.8%
Water	14.4%
General	11.5%
Power	9.7%
Utilities	3.0%
Development	0.1%

Total	100.0%

Modified duration to worst as of November 30, 2022: 9.7 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 45.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

The Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA High Dividend Yield Index (the “Underlying Index”). The Underlying Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex US Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2022 (28.9% of Net Assets)

Description	% of Net Assets
Novartis AG (Switzerland)	4.9%
BHP Group Ltd. (Australia)	4.1%
TotalEnergies SE (France)	4.1%
Unilever PLC (United Kingdom)	3.3%
Sanofi (France)	2.7%
Allianz SE (Germany)	2.3%
Rio Tinto PLC (United Kingdom)	2.0%
Zurich Insurance Group AG (Switzerland)	1.9%
GSK PLC (United Kingdom)	1.8%
Iberdrola SA (Spain)	1.8%

Country Diversification* as of November 30, 2022

United Kingdom	13.3%
France	9.9%
Switzerland	9.8%
Taiwan	7.2%
Australia	7.0%
Japan	6.9%
Germany	6.0%
China	5.4%
Hong Kong	3.4%
Canada	3.3%
Brazil	2.8%
Spain	2.7%
Netherlands	2.3%
Italy	2.2%
India	2.1%
Other	15.7%

Total	100.0%

Sector Diversification* as of November 30, 2022

Financials	22.8%
Materials	18.8%
Health Care	9.7%
Consumer Staples	9.6%
Consumer Discretionary	7.8%
Energy	7.0%
Industrials	6.7%
Utilities	6.3%
Information Technology	5.2%
Communication Services	3.3%
Real Estate	2.8%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equilvants.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 52.

6

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

The Xtrackers MSCI EAFE High Dividend Yield Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE High Dividend Yield Index (the “Underlying Index”). The Underlying Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. It is not possible to invest directly into an index..

Ten Largest Equity Holdings as of November 30, 2022 (38.6% of Net Assets)

Description	% of Net Assets
BHP Group Ltd. (Australia)	5.1%
Novartis AG (Switzerland)	5.0%
Unilever PLC (United Kingdom)	5.0%
Sanofi (France)	4.6%
Allianz SE (Germany)	3.9%
Rio Tinto PLC (United Kingdom)	3.4%
Zurich Insurance Group AG (Switzerland)	3.2%
GSK PLC (United Kingdom)	3.1%
Iberdrola SA (Spain)	3.0%
AXA SA (France)	2.3%

Country Diversification* as of November 30, 2022

United Kingdom	21.1%
Switzerland	12.5%
Japan	11.8%
Germany	10.2%
Australia	10.0%
France	9.8%
Spain	3.8%
Italy	3.8%
Singapore	3.5%
Netherlands	3.4%
Hong Kong	3.2%
Other	6.9%

Total	100.0%

Sector Diversification* as of November 30, 2022

Materials	20.4%
Financials	20.3%
Consumer Staples	13.2%
Health Care	12.8%
Consumer Discretionary	9.6%
Utilities	9.2%
Industrials	7.4%
Communication Services	3.1%
Real Estate	3.0%
Energy	0.8%
Information Technology	0.2%

Total	100.0%

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 59.

7

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. In the most recent six-month period the Funds, except for Xtrackers Municipal Infrastructure Revenue Bond ETF, limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF
Actual	$1,000.00	$960.10	0.15%	$0.74
Hypothetical (5% return before expenses)	$1,000.00	$1,024.32	0.15%	$0.76
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF
Actual	$1,000.00	$969.30	0.35%	$1.73
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	0.35%	$1.78
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF
Actual	$1,000.00	$973.10	0.20%	$0.99
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	0.20%	$1.01
Xtrackers Municipal Infrastructure Revenue Bond ETF
Actual	$1,000.00	$960.60	0.15%	$0.74
Hypothetical (5% return before expenses)	$1,000.00	$1,024.32	0.15%	$0.76
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF
Actual	$1,000.00	$949.30	0.20%	$0.98
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	0.20%	$1.01
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Actual	$1,000.00	$954.40	0.20%	$0.98
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	0.20%	$1.01

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

8

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF

November 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 97.8%
Basic Materials — 1.9%
Chemicals — 1.3%
Air Products and Chemicals, Inc., 2.80%, 5/15/50	$4,000	$2,847
Dow Chemical Co. 7.375%, 11/1/29	10,000	11,071
2.10%, 11/15/30 (a)	10,000	8,009
3.60%, 11/15/50	5,000	3,598
DuPont de Nemours, Inc., 5.419%, 11/15/48	8,000	7,754
Ecolab, Inc., 2.70%, 12/15/51	5,000	3,244
Linde, Inc., 2.00%, 8/10/50	5,000	2,900
LYB International Finance III LLC, 2.25%, 10/1/30	10,000	8,011
LyondellBasell Industries NV, 4.625%, 2/26/55	8,000	6,368
Nutrien Ltd. 2.95%, 5/13/30	10,000	8,624
5.00%, 4/1/49	6,000	5,535
PPG Industries, Inc., 1.20%, 3/15/26	6,000	5,352
Sherwin-Williams Co., 4.50%, 6/1/47	13,000	11,345

(Cost $106,859)		84,658

Forest Products & Paper — 0.1%
International Paper Co., 4.80%, 6/15/44 (Cost $8,639)	8,000	7,128

Iron/Steel — 0.2%
Steel Dynamics, Inc. 2.80%, 12/15/24	2,000	1,906
3.25%, 1/15/31	12,000	10,274

(Cost $14,715)		12,180

Mining — 0.3%
Newmont Corp. 2.25%, 10/1/30	10,000	8,109
4.875%, 3/15/42	5,000	4,593
Rio Tinto Finance USA Ltd., 2.75%, 11/2/51	5,000	3,412

(Cost $19,824)		16,114

Communications — 9.9%
Advertising — 0.1%
Interpublic Group of Cos., Inc., 2.40%, 3/1/31 (Cost $5,101)	5,000	3,963

Internet — 2.4%
Alibaba Group Holding Ltd. 3.40%, 12/6/27	5,000	4,602
4.50%, 11/28/34	15,000	13,414
3.25%, 2/9/61	5,000	3,084
Alphabet, Inc. 1.998%, 8/15/26	22,000	20,506

	Principal Amount	Value
Internet (Continued)
2.05%, 8/15/50	$5,000	$3,149
2.25%, 8/15/60	5,000	3,042
Amazon.com, Inc. 5.20%, 12/3/25	13,000	13,308
1.00%, 5/12/26	10,000	8,924
1.65%, 5/12/28	5,000	4,357
1.50%, 6/3/30	12,000	9,781
2.10%, 5/12/31	10,000	8,356
2.875%, 5/12/41	10,000	7,666
3.10%, 5/12/51	10,000	7,354
3.25%, 5/12/61	10,000	7,202
4.10%, 4/13/62	10,000	8,514
Baidu, Inc., 1.625%, 2/23/27	10,000	8,558
Booking Holdings, Inc., 3.60%, 6/1/26	8,000	7,741
eBay, Inc. 1.90%, 3/11/25	5,000	4,695
4.00%, 7/15/42	7,000	5,629

(Cost $179,171)		149,882

Media — 2.2%
Comcast Corp. 2.937%, 11/1/56	20,000	12,893
2.987%, 11/1/63	45,000	28,622
Discovery Communications LLC 5.20%, 9/20/47	5,000	3,900
4.65%, 5/15/50	5,000	3,632
4.00%, 9/15/55	6,000	3,857
Fox Corp. 3.05%, 4/7/25	11,000	10,550
5.576%, 1/25/49	5,000	4,528
Paramount Global 4.95%, 1/15/31	4,000	3,612
5.85%, 9/1/43	6,000	5,079
4.95%, 5/19/50	7,000	5,263
TWDC Enterprises 18 Corp., MTN, 2.95%, 6/15/27 (a)	13,000	12,216
Walt Disney Co. 1.75%, 8/30/24	4,000	3,807
3.70%, 3/23/27	11,000	10,657
2.65%, 1/13/31	10,000	8,622
2.75%, 9/1/49	8,000	5,459
4.70%, 3/23/50	10,000	9,426
3.60%, 1/13/51	5,000	3,934
3.80%, 5/13/60	7,000	5,595

(Cost $170,688)		141,652

Telecommunications — 5.2%
AT&T, Inc. 4.10%, 2/15/28	10,000	9,669
3.50%, 6/1/41	75,000	57,547
Bell Telephone Co. of Canada or Bell Canada, Series US-4, 3.65%, 3/17/51	3,000	2,245
British Telecommunications PLC, 5.125%, 12/4/28	10,000	9,832

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Telecommunications (Continued)
Cisco Systems, Inc., 5.50%, 1/15/40	$7,000	$7,376
Corning, Inc. 5.35%, 11/15/48	4,000	3,759
4.375%, 11/15/57	3,000	2,430
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	10,000	11,928
Motorola Solutions, Inc., 2.30%, 11/15/30	10,000	7,929
Orange SA, 5.50%, 2/6/44	6,000	6,046
Rogers Communications, Inc. 4.50%, 3/15/43	8,000	6,625
4.30%, 2/15/48	2,000	1,566
3.70%, 11/15/49	5,000	3,592
Telefonica Europe BV, 8.25%, 9/15/30	25,000	28,266
TELUS Corp., 3.70%, 9/15/27	10,000	9,554
Verizon Communications, Inc. 3.376%, 2/15/25	5,000	4,886
4.016%, 12/3/29	8,000	7,553
2.55%, 3/21/31	11,000	9,171
2.355%, 3/15/32	20,000	16,106
4.40%, 11/1/34	25,000	23,143
4.272%, 1/15/36	17,000	15,248
4.812%, 3/15/39	20,000	18,822
2.875%, 11/20/50	15,000	9,755
3.55%, 3/22/51	5,000	3,711
2.987%, 10/30/56	9,000	5,712
3.00%, 11/20/60	6,000	3,762
3.70%, 3/22/61	12,000	8,671
Vodafone Group PLC 4.125%, 5/30/25	15,000	14,825
4.375%, 2/19/43	16,000	13,468
5.25%, 5/30/48	6,000	5,424
4.25%, 9/17/50	5,000	3,966

(Cost $381,438)		332,587

Consumer, Cyclical — 6.3%
Apparel — 0.3%
NIKE, Inc. 2.75%, 3/27/27	8,000	7,529
3.625%, 5/1/43	11,000	9,362
VF Corp., 2.40%, 4/23/25	5,000	4,703

(Cost $25,367)		21,594

Auto Manufacturers — 1.0%
American Honda Finance Corp., MTN, 2.15%, 9/10/24	30,000	28,663
Cummins, Inc., 1.50%, 9/1/30	11,000	8,808
Toyota Motor Credit Corp. 3.65%, 1/8/29	20,000	18,959
1.90%, 9/12/31	7,000	5,600

(Cost $69,348)		62,030

	Principal Amount	Value
Auto Parts & Equipment — 0.3%
Aptiv PLC / Aptiv Corp., 3.25%, 3/1/32	$10,000	$8,429
Lear Corp., 3.50%, 5/30/30	10,000	8,550

(Cost $20,654)		16,979

Entertainment — 0.3%
Warnermedia Holdings, Inc. 144A, 4.279%, 3/15/32	10,000	8,503
144A, 5.141%, 3/15/52	10,000	7,757
144A, 5.391%, 3/15/62	8,000	6,197

(Cost $25,018)		22,457

Home Builders — 0.2%
MDC Holdings, Inc. 6.00%, 1/15/43	10,000	8,061
3.966%, 8/6/61	2,000	1,114
NVR, Inc., 3.00%, 5/15/30	5,000	4,250

(Cost $15,953)		13,425

Home Furnishings — 0.1%
Whirlpool Corp., 2.40%, 5/15/31 (Cost $6,016)	6,000	4,767

Leisure Time — 0.1%
Harley-Davidson, Inc., 3.50%, 7/28/25 (a) (Cost $5,207)	5,000	4,772

Retail — 3.9%
AutoNation, Inc., 3.50%, 11/15/24	5,000	4,797
Costco Wholesale Corp., 1.75%, 4/20/32	10,000	8,057
Dollar General Corp., 3.875%, 4/15/27	8,000	7,713
Dollar Tree, Inc. 4.00%, 5/15/25	5,000	4,900
2.65%, 12/1/31	7,000	5,727
Home Depot, Inc. 3.00%, 4/1/26	8,000	7,668
2.70%, 4/15/30	28,000	24,815
3.90%, 6/15/47	2,000	1,692
4.50%, 12/6/48	5,000	4,663
2.375%, 3/15/51	5,000	3,151
2.75%, 9/15/51	5,000	3,399
Kohl’s Corp., 3.625%, 5/1/31	10,000	7,161
Lowe’s Cos., Inc. 3.65%, 4/5/29	14,000	13,112
2.625%, 4/1/31	15,000	12,630
2.80%, 9/15/41	5,000	3,532
4.375%, 9/15/45	6,000	5,023
4.55%, 4/5/49	4,000	3,472
3.00%, 10/15/50	5,000	3,349
McDonald’s Corp. MTN, 1.45%, 9/1/25	10,000	9,246
MTN, 2.125%, 3/1/30	21,000	17,892
MTN, 4.45%, 9/1/48	5,000	4,457
MTN, 3.625%, 9/1/49	10,000	7,790

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Retail (Continued)
Starbucks Corp. 4.00%, 11/15/28	$2,000	$1,938
2.55%, 11/15/30	2,000	1,712
4.50%, 11/15/48	5,000	4,442
3.50%, 11/15/50	5,000	3,771
Target Corp. 2.50%, 4/15/26	7,000	6,603
4.00%, 7/1/42	6,000	5,321
2.95%, 1/15/52	3,000	2,128
TJX Cos., Inc., 2.25%, 9/15/26	8,000	7,432
Walgreens Boots Alliance, Inc. 3.80%, 11/18/24	5,000	4,910
4.10%, 4/15/50	5,000	3,769
Walmart, Inc. 2.85%, 7/8/24	10,000	9,757
1.05%, 9/17/26	15,000	13,335
1.50%, 9/22/28	5,000	4,337
1.80%, 9/22/31	16,000	13,221

(Cost $291,062)		246,922

Toys/Games/Hobbies — 0.1%
Hasbro, Inc., 3.90%, 11/19/29 (Cost $6,063)	6,000	5,414

Consumer, Non-cyclical — 16.2%
Agriculture — 0.2%
Archer-Daniels-Midland Co., 4.50%, 3/15/49	8,000	7,524
Bunge Ltd. Finance Corp., 2.75%, 5/14/31	4,000	3,325

(Cost $14,075)		10,849

Beverages — 1.2%
Coca-Cola Co., 4.20%, 3/25/50	10,000	9,453
Fomento Economico Mexicano SAB de CV, 3.50%, 1/16/50	10,000	7,112
Keurig Dr Pepper, Inc., 2.55%, 9/15/26	30,000	27,600
PepsiCo, Inc. 2.75%, 3/19/30	21,000	18,725
1.95%, 10/21/31	10,000	8,245
2.75%, 10/21/51	10,000	7,246

(Cost $95,211)		78,381

Biotechnology — 1.6%
Amgen, Inc. 3.625%, 5/22/24	10,000	9,846
4.40%, 5/1/45	25,000	21,605
3.375%, 2/21/50	5,000	3,648
4.663%, 6/15/51	4,000	3,605
3.00%, 1/15/52	3,000	2,000
2.77%, 9/1/53	5,000	3,108
Baxalta, Inc., 5.25%, 6/23/45	10,000	9,639
Biogen, Inc. 4.05%, 9/15/25	10,000	9,750
3.25%, 2/15/51	5,000	3,494

	Principal Amount	Value
Biotechnology (Continued)
Gilead Sciences, Inc. 2.95%, 3/1/27	$15,000	$14,046
1.65%, 10/1/30	2,000	1,613
4.00%, 9/1/36	9,000	8,087
4.75%, 3/1/46	5,000	4,607
4.15%, 3/1/47	6,000	5,077
2.80%, 10/1/50	1,000	662

(Cost $124,043)		100,787

Commercial Services — 0.6%
Equifax, Inc., 2.60%, 12/15/25	8,000	7,466
Moody’s Corp., 5.25%, 7/15/44	6,000	5,860
PayPal Holdings, Inc. 2.85%, 10/1/29	5,000	4,380
3.25%, 6/1/50	5,000	3,562
Quanta Services, Inc., 2.90%, 10/1/30	5,000	4,176
RELX Capital, Inc., 4.00%, 3/18/29	5,000	4,719
S&P Global, Inc., 2.30%, 8/15/60	5,000	2,903
Verisk Analytics, Inc., 3.625%, 5/15/50	5,000	3,582

(Cost $47,088)		36,648

Cosmetics/Personal Care — 0.8%
Colgate-Palmolive Co., MTN, 4.00%, 8/15/45	3,000	2,743
Estee Lauder Cos., Inc., 2.00%, 12/1/24	20,000	19,001
Procter & Gamble Co. 2.85%, 8/11/27	11,000	10,397
3.60%, 3/25/50	5,000	4,302
Unilever Capital Corp. 1.75%, 8/12/31	10,000	8,007
Series 30Y, 2.625%, 8/12/51 (a)	5,000	3,363

(Cost $55,500)		47,813

Food — 2.0%
Campbell Soup Co., 4.15%, 3/15/28	5,000	4,850
Conagra Brands, Inc. 4.30%, 5/1/24	7,000	6,917
5.40%, 11/1/48	5,000	4,781
General Mills, Inc. 3.20%, 2/10/27	6,000	5,737
3.00%, 2/1/51	7,000	4,865
Hershey Co., 2.65%, 6/1/50	4,000	2,720
J M Smucker Co., 2.125%, 3/15/32	10,000	7,857
Kellogg Co., 2.10%, 6/1/30	5,000	4,085
Kraft Heinz Foods Co. 4.25%, 3/1/31	5,000	4,756

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Food (Continued)
4.625%, 10/1/39	$5,000	$4,497
5.20%, 7/15/45	10,000	9,454
4.875%, 10/1/49	5,000	4,518
Kroger Co. 4.50%, 1/15/29	12,000	11,662
4.45%, 2/1/47	3,000	2,592
3.95%, 1/15/50	3,000	2,404
McCormick & Co., Inc., 3.40%, 8/15/27	5,000	4,706
Mondelez International, Inc., 2.75%, 4/13/30	5,000	4,346
Sysco Corp. 3.75%, 10/1/25	5,000	4,857
3.25%, 7/15/27	17,000	15,843
6.60%, 4/1/50	5,000	5,670
Tyson Foods, Inc., 4.55%, 6/2/47	10,000	8,865

(Cost $145,303)		125,982

Healthcare-Products — 0.4%
Baxter International, Inc., 2.60%, 8/15/26	7,000	6,454
Danaher Corp., 2.60%, 10/1/50	5,000	3,337
DH Europe Finance II SARL, 2.60%, 11/15/29	5,000	4,428
PerkinElmer, Inc., 3.625%, 3/15/51	5,000	3,619
Thermo Fisher Scientific, Inc. 2.00%, 10/15/31	4,000	3,290
4.10%, 8/15/47	5,000	4,451

(Cost $32,956)		25,579

Healthcare-Services — 2.4%
Aetna, Inc., 3.875%, 8/15/47	5,000	3,933
Centene Corp., 2.45%, 7/15/28	25,000	21,202
Elevance Health, Inc. 1.50%, 3/15/26	20,000	18,033
2.25%, 5/15/30	10,000	8,395
3.125%, 5/15/50	12,000	8,518
HCA, Inc. 5.625%, 9/1/28	6,000	6,003
4.125%, 6/15/29	2,000	1,837
5.50%, 6/15/47	7,000	6,360
5.25%, 6/15/49	3,000	2,643
Humana, Inc., 3.125%, 8/15/29	13,000	11,504
Laboratory Corp. of America Holdings, 3.60%, 2/1/25	10,000	9,704
Quest Diagnostics, Inc. 2.95%, 6/30/30	5,000	4,358
2.80%, 6/30/31	3,000	2,538
UnitedHealth Group, Inc. 5.30%, 2/15/30	25,000	25,906
4.375%, 3/15/42	10,000	9,085

	Principal Amount	Value
Healthcare-Services (Continued)
4.75%, 5/15/52	$6,000	$5,679
4.95%, 5/15/62	10,000	9,639

(Cost $171,627)		155,337

Household Products/Wares — 0.1%
Kimberly-Clark Corp. 2.75%, 2/15/26	5,000	4,750
2.875%, 2/7/50	7,000	4,962

(Cost $12,375)		9,712

Pharmaceuticals — 6.9%
AbbVie, Inc. 3.80%, 3/15/25	20,000	19,588
3.60%, 5/14/25	25,000	24,354
4.70%, 5/14/45	17,000	15,646
4.45%, 5/14/46	11,000	9,707
4.875%, 11/14/48	3,000	2,825
4.25%, 11/21/49	12,000	10,320
AmerisourceBergen Corp., 4.30%, 12/15/47	6,000	5,095
Astrazeneca Finance LLC, 0.70%, 5/28/24	12,000	11,299
AstraZeneca PLC 1.375%, 8/6/30	5,000	4,011
6.45%, 9/15/37	10,000	11,412
4.375%, 11/16/45	4,000	3,693
3.00%, 5/28/51	3,000	2,184
Becton Dickinson and Co., 4.669%, 6/6/47	10,000	9,119
Bristol-Myers Squibb Co. 0.75%, 11/13/25	5,000	4,509
3.40%, 7/26/29	6,000	5,626
1.45%, 11/13/30	20,000	15,989
3.55%, 3/15/42	7,000	5,844
4.25%, 10/26/49	18,000	16,061
Cardinal Health, Inc., 3.41%, 6/15/27	13,000	12,226
Cigna Corp. 4.375%, 10/15/28	26,000	25,366
4.80%, 7/15/46	10,000	9,146
4.90%, 12/15/48	4,000	3,704
3.40%, 3/15/51	8,000	5,851
CVS Health Corp. 3.875%, 7/20/25	27,000	26,549
4.30%, 3/25/28	3,000	2,918
3.25%, 8/15/29	19,000	17,198
4.78%, 3/25/38	10,000	9,274
5.125%, 7/20/45	13,000	12,164
5.05%, 3/25/48	8,000	7,419
Eli Lilly & Co. 2.75%, 6/1/25	5,000	4,797
3.95%, 3/15/49	5,000	4,543
2.25%, 5/15/50	5,000	3,270
GlaxoSmithKline Capital PLC, 3.375%, 6/1/29	12,000	11,217
GlaxoSmithKline Capital, Inc., 3.875%, 5/15/28	5,000	4,847

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Pharmaceuticals (Continued)
Johnson & Johnson 2.625%, 1/15/25	$10,000	$9,659
5.95%, 8/15/37	10,000	11,425
3.70%, 3/1/46	11,000	9,496
3.50%, 1/15/48	3,000	2,507
2.45%, 9/1/60	5,000	3,232
McKesson Corp., 1.30%, 8/15/26	5,000	4,400
Merck & Co., Inc. 2.15%, 12/10/31	10,000	8,319
3.60%, 9/15/42	10,000	8,437
4.15%, 5/18/43	5,000	4,562
3.70%, 2/10/45	8,000	6,751
4.00%, 3/7/49	3,000	2,658
Novartis Capital Corp. 2.00%, 2/14/27	15,000	13,755
2.75%, 8/14/50	7,000	4,987
Sanofi, 3.625%, 6/19/28	3,000	2,891
Zoetis, Inc. 2.00%, 5/15/30	3,000	2,468
4.70%, 2/1/43	2,000	1,865
4.45%, 8/20/48	3,000	2,652

(Cost $513,824)		437,835

Energy — 3.9%
Oil & Gas — 0.4%
Marathon Petroleum Corp. 3.80%, 4/1/28	2,000	1,866
4.50%, 4/1/48	6,000	4,874
Phillips 66 2.15%, 12/15/30	5,000	4,067
5.875%, 5/1/42	5,000	5,286
4.875%, 11/15/44	3,000	2,821
Valero Energy Corp. 2.85%, 4/15/25	2,000	1,903
2.15%, 9/15/27	4,000	3,547
3.65%, 12/1/51	5,000	3,682

(Cost $34,101)		28,046

Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 4.08%, 12/15/47	6,000	4,803
Halliburton Co., 2.92%, 3/1/30	18,000	15,621
NOV, Inc., 3.95%, 12/1/42	2,000	1,436

(Cost $22,807)		21,860

Pipelines — 3.2%
Boardwalk Pipelines LP, 3.40%, 2/15/31	5,000	4,249
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	10,000	10,021
Enbridge, Inc. 3.70%, 7/15/27	25,000	23,616
3.40%, 8/1/51	5,000	3,531

	Principal Amount	Value
Pipelines (Continued)
Enterprise Products Operating LLC 3.95%, 2/15/27	$12,000	$11,618
2.80%, 1/31/30	10,000	8,665
3.30%, 2/15/53	10,000	6,910
Series E, 5.25%, 8/16/77	12,000	9,804
5.375%, 2/15/78	10,000	7,579
MPLX LP 1.75%, 3/1/26	15,000	13,457
2.65%, 8/15/30	5,000	4,126
4.90%, 4/15/58	8,000	6,496
ONEOK, Inc. 2.75%, 9/1/24	20,000	19,234
4.35%, 3/15/29	10,000	9,322
5.20%, 7/15/48	5,000	4,281
Sabine Pass Liquefaction LLC 5.00%, 3/15/27	10,000	9,884
4.50%, 5/15/30	5,000	4,737
TransCanada PipeLines Ltd. 4.10%, 4/15/30	2,000	1,871
2.50%, 10/12/31	10,000	8,132
7.625%, 1/15/39	13,000	15,310
4.875%, 5/15/48	3,000	2,718
Williams Cos., Inc. 4.00%, 9/15/25	1,000	976
3.50%, 11/15/30	5,000	4,457
2.60%, 3/15/31	12,000	9,896

(Cost $228,321)		200,890

Financial — 33.5%
Banks — 22.3%
Banco Santander SA, 2.958%, 3/25/31	20,000	15,847
Bank of America Corp.
MTN, 2.015%, 2/13/26	15,000	13,915
MTN, 1.197%, 10/24/26	20,000	17,758
1.734%, 7/22/27	20,000	17,535
MTN, 1.898%, 7/23/31	15,000	11,713
Series N, 2.651%, 3/11/32	10,000	8,126
2.687%, 4/22/32	30,000	24,355
2.299%, 7/21/32	10,000	7,842
MTN, 2.676%, 6/19/41	10,000	6,979
MTN, 4.33%, 3/15/50	8,000	6,864
MTN, 4.083%, 3/20/51	10,000	8,230
MTN, 2.831%, 10/24/51	10,000	6,421
Series N, 3.483%, 3/13/52	18,000	13,324
2.972%, 7/21/52	10,000	6,607
Bank of Montreal, MTN, 1.25%, 9/15/26	15,000	13,183
Bank of New York Mellon Corp., MTN, 3.95%, 11/18/25	30,000	29,596
Bank of Nova Scotia, 4.50%, 12/16/25	5,000	4,939
Barclays PLC 5.20%, 5/12/26	10,000	9,705
2.667%, 3/10/32	40,000	30,649
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25	15,000	13,478

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Banks (Continued)
Citigroup, Inc. 3.875%, 3/26/25	$5,000	$4,889
3.30%, 4/27/25	5,000	4,847
4.40%, 6/10/25	10,000	9,840
3.106%, 4/8/26	25,000	23,716
4.45%, 9/29/27	35,000	33,736
4.125%, 7/25/28	20,000	18,924
2.976%, 11/5/30	5,000	4,278
2.666%, 1/29/31	20,000	16,657
2.572%, 6/3/31	20,000	16,419
2.561%, 5/1/32	5,000	4,010
4.75%, 5/18/46	5,000	4,332
4.65%, 7/23/48	5,000	4,512
Citizens Financial Group, Inc., 2.85%, 7/27/26	10,000	9,307
Cooperatieve Rabobank UA, 5.25%, 5/24/41	10,000	10,301
Credit Suisse Group AG 3.75%, 3/26/25	10,000	8,868
4.55%, 4/17/26	15,000	13,220
Deutsche Bank AG, 3.70%, 5/30/24 (b)	10,000	9,834
Deutsche Bank AG/New York NY 3.961%, 11/26/25 (b)	15,000	14,178
3.035%, 5/28/32 (b)	15,000	11,321
Discover Bank, 2.70%, 2/6/30	10,000	8,042
Fifth Third Bancorp, 4.337%, 4/25/33	15,000	13,661
Goldman Sachs Group, Inc. MTN, 3.85%, 7/8/24	10,000	9,869
3.50%, 1/23/25	10,000	9,726
3.50%, 11/16/26	20,000	19,045
1.542%, 9/10/27	25,000	21,609
1.948%, 10/21/27	7,000	6,138
3.80%, 3/15/30	10,000	9,107
2.615%, 4/22/32	7,000	5,662
2.65%, 10/21/32	20,000	16,064
6.25%, 2/1/41	10,000	10,779
MTN, 4.80%, 7/8/44	5,000	4,626
5.15%, 5/22/45	5,000	4,750
4.75%, 10/21/45	10,000	9,246
HSBC Holdings PLC 1.589%, 5/24/27	10,000	8,578
4.041%, 3/13/28	25,000	22,973
6.50%, 9/15/37	10,000	9,717
6.10%, 1/14/42	20,000	20,669
HSBC USA, Inc., 3.50%, 6/23/24	44,000	43,023
ING Groep NV, 3.95%, 3/29/27	10,000	9,504
JPMorgan Chase & Co. 3.625%, 5/13/24	15,000	14,776
4.023%, 12/5/24	10,000	9,880
2.083%, 4/22/26	40,000	37,167
3.20%, 6/15/26	10,000	9,532
1.578%, 4/22/27	15,000	13,248

	Principal Amount	Value
Banks (Continued)
2.739%, 10/15/30	$10,000	$8,497
2.522%, 4/22/31	30,000	24,912
2.956%, 5/13/31	30,000	24,880
4.912%, 7/25/33	15,000	14,486
3.109%, 4/22/41	5,000	3,749
3.157%, 4/22/42	5,000	3,721
3.964%, 11/15/48	10,000	8,124
3.109%, 4/22/51	10,000	6,954
3.328%, 4/22/52	12,000	8,662
KeyCorp MTN, 4.10%, 4/30/28	5,000	4,788
MTN, 2.55%, 10/1/29	5,000	4,236
Lloyds Banking Group PLC, 1.627%, 5/11/27	35,000	30,236
Mitsubishi UFJ Financial Group, Inc. 3.287%, 7/25/27	20,000	18,507
4.05%, 9/11/28	12,000	11,392
3.741%, 3/7/29	5,000	4,614
Mizuho Financial Group, Inc., 2.564%, 9/13/31	15,000	11,471
Morgan Stanley Series F, 3.875%, 4/29/24	15,000	14,761
GMTN, 3.70%, 10/23/24	5,000	4,895
0.79%, 5/30/25	30,000	27,791
MTN, 2.72%, 7/22/25	5,000	4,770
2.188%, 4/28/26	10,000	9,304
MTN, 3.125%, 7/27/26	5,000	4,694
GMTN, 4.35%, 9/8/26	5,000	4,890
GMTN, 2.699%, 1/22/31	30,000	25,225
GMTN, 2.239%, 7/21/32	10,000	7,809
2.484%, 9/16/36	10,000	7,429
4.30%, 1/27/45	5,000	4,344
4.375%, 1/22/47	15,000	13,105
GMTN, 5.597%, 3/24/51	5,000	5,230
NatWest Group PLC 4.269%, 3/22/25	5,000	4,859
1.642%, 6/14/27	30,000	25,783
PNC Financial Services Group, Inc. 3.90%, 4/29/24	20,000	19,746
2.20%, 11/1/24	10,000	9,546
3.45%, 4/23/29	5,000	4,609
Royal Bank of Canada, GMTN, 2.25%, 11/1/24	30,000	28,593
Santander Holdings USA, Inc., 4.40%, 7/13/27	10,000	9,622
Sumitomo Mitsui Financial Group, Inc. 3.784%, 3/9/26	5,000	4,822
2.632%, 7/14/26	5,000	4,603
3.364%, 7/12/27	30,000	27,845
3.05%, 1/14/42	5,000	3,572
Toronto-Dominion Bank MTN, 1.20%, 6/3/26	10,000	8,841
MTN, 1.25%, 9/10/26	10,000	8,794
Truist Bank, 3.20%, 4/1/24	5,000	4,894
Truist Financial Corp. MTN, 3.70%, 6/5/25	15,000	14,616
MTN, 1.95%, 6/5/30 (a)	10,000	8,180

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Banks (Continued)
US Bancorp 2.40%, 7/30/24	$20,000	$19,331
Series DMTN, 3.00%, 7/30/29	5,000	4,444
MTN, 1.375%, 7/22/30	6,000	4,697
Westpac Banking Corp. 3.35%, 3/8/27	15,000	14,254
2.15%, 6/3/31	10,000	8,315
4.11%, 7/24/34	15,000	12,818

(Cost $1,607,517)		1,413,906

Diversified Financial Services — 4.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.875%, 8/14/24	20,000	18,942
2.45%, 10/29/26	10,000	8,739
3.30%, 1/30/32	12,000	9,485
Air Lease Corp. 0.80%, 8/18/24	15,000	13,811
1.875%, 8/15/26	15,000	13,156
Ally Financial, Inc. 4.625%, 3/30/25	30,000	29,578
8.00%, 11/1/31	10,000	10,714
American Express Co. 1.65%, 11/4/26	15,000	13,354
4.05%, 12/3/42	3,000	2,634
BlackRock, Inc., 3.20%, 3/15/27	15,000	14,494
Charles Schwab Corp. 4.625%, 3/22/30	10,000	9,914
1.65%, 3/11/31	10,000	7,884
CI Financial Corp., 3.20%, 12/17/30	5,000	3,877
CME Group, Inc. 3.75%, 6/15/28	8,000	7,747
5.30%, 9/15/43	5,000	5,215
Intercontinental Exchange, Inc. 3.75%, 12/1/25	10,000	9,793
3.00%, 9/15/60	10,000	6,606
Mastercard, Inc. 2.00%, 3/3/25	14,000	13,323
3.80%, 11/21/46	8,000	6,943
Nasdaq, Inc., 1.65%, 1/15/31	8,000	6,194
Nomura Holdings, Inc., 2.679%, 7/16/30	10,000	8,011
ORIX Corp., 3.25%, 12/4/24	5,000	4,826
Radian Group, Inc., 4.50%, 10/1/24	10,000	9,525
Raymond James Financial, Inc., 4.65%, 4/1/30	15,000	14,712
Synchrony Financial 4.375%, 3/19/24	10,000	9,855
5.15%, 3/19/29	10,000	9,598
Visa, Inc. 3.15%, 12/14/25	5,000	4,821
2.75%, 9/15/27	5,000	4,688
4.15%, 12/14/35	13,000	12,552

	Principal Amount	Value
Diversified Financial Services (Continued)
3.65%, 9/15/47	$4,000	$3,408
2.00%, 8/15/50	5,000	3,135

(Cost $335,824)		297,534

Insurance — 2.9%
Aflac, Inc., 3.60%, 4/1/30	5,000	4,623
Allstate Corp. 4.20%, 12/15/46	5,000	4,272
Series B, 5.75%, 8/15/53	5,000	4,616
American International Group, Inc. 3.40%, 6/30/30	5,000	4,481
Series A-9, 5.75%, 4/1/48	10,000	9,390
4.375%, 6/30/50	3,000	2,602
Arch Capital Group Ltd., 3.635%, 6/30/50	5,000	3,552
AXIS Specialty Finance LLC, 4.90%, 1/15/40	5,000	4,108
Chubb INA Holdings, Inc. 3.35%, 5/3/26	10,000	9,686
4.35%, 11/3/45	5,000	4,454
Equitable Holdings, Inc., 4.35%, 4/20/28	10,000	9,563
Hartford Financial Services Group, Inc., 2.90%, 9/15/51	5,000	3,275
Lincoln National Corp., 3.35%, 3/9/25	13,000	12,567
Manulife Financial Corp., 4.15%, 3/4/26	5,000	4,922
Marsh & McLennan Cos., Inc. 4.375%, 3/15/29	10,000	9,770
2.25%, 11/15/30	5,000	4,127
MetLife, Inc. 4.125%, 8/13/42	6,000	5,191
4.60%, 5/13/46	5,000	4,671
Principal Financial Group, Inc., 2.125%, 6/15/30	10,000	8,263
Progressive Corp. 2.45%, 1/15/27	15,000	13,833
4.125%, 4/15/47	3,000	2,564
Prudential Financial, Inc. MTN, 2.10%, 3/10/30	8,000	6,645
5.20%, 3/15/44	10,000	9,534
3.905%, 12/7/47	12,000	9,747
Travelers Cos., Inc., 3.75%, 5/15/46	9,000	7,174
Voya Financial, Inc. 3.65%, 6/15/26	5,000	4,749
4.70%, 1/23/48	5,000	3,744
Willis North America, Inc. 2.95%, 9/15/29	5,000	4,266
5.05%, 9/15/48	5,000	4,290

(Cost $209,827)		180,679

Real Estate Investment Trusts — 3.4%
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	20,000	17,620

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
American Tower Corp. 3.80%, 8/15/29	$2,000	$1,834
2.90%, 1/15/30	20,000	17,174
AvalonBay Communities, Inc., 2.05%, 1/15/32 (a)	5,000	3,986
Boston Properties LP, 3.40%, 6/21/29	10,000	8,651
Brixmor Operating Partnership LP, 3.65%, 6/15/24	10,000	9,706
Crown Castle, Inc. 3.65%, 9/1/27	2,000	1,872
3.80%, 2/15/28	6,000	5,613
2.25%, 1/15/31	16,000	12,979
2.10%, 4/1/31	4,000	3,177
Digital Realty Trust LP, 3.60%, 7/1/29	6,000	5,447
Equinix, Inc. 2.625%, 11/18/24	25,000	23,815
2.95%, 9/15/51	5,000	3,218
ERP Operating LP, 4.50%, 7/1/44	8,000	7,050
Healthpeak Properties, Inc., 3.00%, 1/15/30	5,000	4,318
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31	6,000	4,659
Kilroy Realty LP, 2.65%, 11/15/33	8,000	5,705
Kimco Realty Corp., 4.25%, 4/1/45	7,000	5,471
Prologis LP, 4.375%, 2/1/29	20,000	19,314
Realty Income Corp. 3.25%, 1/15/31	5,000	4,384
2.85%, 12/15/32	5,000	4,146
Regency Centers LP, 3.60%, 2/1/27	10,000	9,410
Ventas Realty LP, 4.40%, 1/15/29	12,000	11,300
Welltower, Inc. 3.625%, 3/15/24	10,000	9,803
4.25%, 4/15/28	10,000	9,482
Weyerhaeuser Co., 4.00%, 4/15/30	9,000	8,219

(Cost $252,911)		218,353

Venture Capital — 0.2%
Morgan Stanley Direct Lending Fund, 4.50%, 2/11/27
(Cost $9,201)	10,000	9,271

Industrial — 6.6%
Building Materials — 0.7%
Carrier Global Corp. 2.493%, 2/15/27	3,000	2,723
3.577%, 4/5/50	6,000	4,405
Johnson Controls International PLC, 4.50%, 2/15/47	8,000	6,753

	Principal Amount	Value
Building Materials (Continued)
Martin Marietta Materials, Inc. 3.45%, 6/1/27	$3,000	$2,816
2.40%, 7/15/31	8,000	6,527
Masco Corp., 2.00%, 10/1/30	5,000	3,925
Owens Corning, 4.30%, 7/15/47	7,000	5,590
Vulcan Materials Co., 3.50%, 6/1/30	10,000	8,952

(Cost $50,629)		41,691

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 2.75%, 10/15/50
(Cost $5,130)	5,000	3,371

Electronics — 0.4%
Agilent Technologies, Inc., 2.30%, 3/12/31	5,000	4,107
Amphenol Corp., 2.20%, 9/15/31 (a)	6,000	4,837
Flex Ltd., 4.875%, 5/12/30	3,000	2,793
Fortive Corp., 3.15%, 6/15/26	5,000	4,716
Vontier Corp., 2.95%, 4/1/31	10,000	7,283

(Cost $29,151)		23,736

Environmental Control — 0.4%
Republic Services, Inc. 2.30%, 3/1/30	5,000	4,255
3.05%, 3/1/50	5,000	3,572
Waste Connections, Inc. 2.60%, 2/1/30	5,000	4,318
2.20%, 1/15/32	5,000	4,030
Waste Management, Inc. 3.15%, 11/15/27	3,000	2,811
1.50%, 3/15/31	10,000	7,942

(Cost $33,560)		26,928

Hand/Machine Tools — 0.1%
Stanley Black & Decker, Inc., 4.00%, 3/15/60
(Cost $5,246)	6,000	5,177

Machinery-Construction & Mining — 0.5%
Caterpillar Financial Services Corp.
MTN, 0.45%, 5/17/24	20,000	18,819
MTN, 0.80%, 11/13/25	5,000	4,504
Caterpillar, Inc. 3.803%, 8/15/42	5,000	4,378
3.25%, 9/19/49	7,000	5,442

(Cost $37,085)		33,143

Machinery-Diversified — 1.0%
CNH Industrial Capital LLC, 1.875%, 1/15/26	7,000	6,380
Deere & Co., 3.90%, 6/9/42	8,000	7,339

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Machinery-Diversified (Continued)
John Deere Capital Corp.
MTN, 2.05%, 1/9/25	$10,000	$9,522
MTN, 3.45%, 3/13/25	10,000	9,784
MTN, 2.00%, 6/17/31	7,000	5,737
Otis Worldwide Corp., 3.112%, 2/15/40	15,000	11,342
Rockwell Automation, Inc., 1.75%, 8/15/31	8,000	6,412
Xylem, Inc., 2.25%, 1/30/31	7,000	5,760

(Cost $70,630)		62,276

Miscellaneous Manufacturing — 0.7%
3M Co. MTN, 3.25%, 2/14/24	5,000	4,917
MTN, 4.00%, 9/14/48	10,000	8,420
Carlisle Cos., Inc., 2.20%, 3/1/32	10,000	7,701
Eaton Corp., 4.15%, 11/2/42	8,000	7,032
Parker-Hannifin Corp., 3.25%, 6/14/29	10,000	9,053
Teledyne Technologies, Inc., 1.60%, 4/1/26 (a)	5,000	4,479

(Cost $50,879)		41,602

Packaging & Containers — 0.2%
Sonoco Products Co., 3.125%, 5/1/30	2,000	1,736
WRKCo, Inc. 3.00%, 9/15/24	10,000	9,578
3.75%, 3/15/25	5,000	4,855

(Cost $17,711)		16,169

Transportation — 2.5%
Canadian National Railway Co. 2.75%, 3/1/26	5,000	4,731
2.45%, 5/1/50	5,000	3,240
Canadian Pacific Railway Co. 2.90%, 2/1/25	10,000	9,582
2.05%, 3/5/30	9,000	7,457
3.10%, 12/2/51	3,000	2,113
CSX Corp. 2.40%, 2/15/30	15,000	12,855
3.80%, 11/1/46	15,000	12,077
FedEx Corp. 3.25%, 4/1/26	5,000	4,794
4.25%, 5/15/30	5,000	4,701
2.40%, 5/15/31	5,000	4,096
5.25%, 5/15/50 (a)	15,000	13,851
Kansas City Southern/Old, 3.50%, 5/1/50	5,000	3,660
Norfolk Southern Corp. 2.90%, 8/25/51	5,000	3,358
4.05%, 8/15/52	16,000	13,313
Ryder System, Inc., MTN, 2.90%, 12/1/26	5,000	4,590

	Principal Amount	Value
Transportation (Continued)
Union Pacific Corp. 2.40%, 2/5/30	$11,000	$9,525
2.375%, 5/20/31	10,000	8,509
2.891%, 4/6/36	5,000	4,038
3.839%, 3/20/60	9,000	7,161
3.55%, 5/20/61	5,000	3,732
United Parcel Service, Inc. 2.50%, 9/1/29	10,000	8,813
4.45%, 4/1/30	7,000	6,968
3.75%, 11/15/47	7,000	5,929

(Cost $198,522)		159,093

Trucking & Leasing — 0.1%
GATX Corp., 4.00%, 6/30/30
(Cost $6,859)	6,000	5,409

Technology — 10.7%
Computers — 3.3%
Apple, Inc. 2.75%, 1/13/25	10,000	9,680
3.20%, 5/13/25	12,000	11,672
2.45%, 8/4/26	9,000	8,440
3.20%, 5/11/27	10,000	9,613
1.65%, 2/8/31	6,000	4,923
1.70%, 8/5/31	10,000	8,147
4.45%, 5/6/44	12,000	11,810
3.85%, 8/4/46	15,000	13,104
3.75%, 11/13/47	15,000	12,902
2.95%, 9/11/49	2,000	1,475
2.65%, 2/8/51	10,000	6,874
2.80%, 2/8/61	8,000	5,387
Dell International LLC / EMC Corp. 6.02%, 6/15/26	15,000	15,329
5.30%, 10/1/29	20,000	19,703
Hewlett Packard Enterprise Co. 4.90%, 10/15/25	10,000	9,993
1.75%, 4/1/26	7,000	6,363
6.35%, 10/15/45	3,000	3,084
HP, Inc., 3.40%, 6/17/30	10,000	8,604
International Business Machines Corp. 3.50%, 5/15/29	15,000	13,978
1.95%, 5/15/30	10,000	8,251
4.00%, 6/20/42	12,000	10,167
4.25%, 5/15/49	5,000	4,273
NetApp, Inc., 1.875%, 6/22/25	5,000	4,612
Western Digital Corp., 2.85%, 2/1/29	5,000	3,980

(Cost $244,033)		212,364

Office/Business Equipment — 0.3%
CDW LLC / CDW Finance Corp. 5.50%, 12/1/24	10,000	9,991
4.125%, 5/1/25	10,000	9,635

(Cost $20,314)		19,626

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Semiconductors — 2.9%
Analog Devices, Inc., 2.95%, 10/1/51	$5,000	$3,579
Applied Materials, Inc. 4.35%, 4/1/47	3,000	2,804
2.75%, 6/1/50	3,000	2,115
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	18,000	17,061
Broadcom, Inc. 144A,3.137%, 11/15/35	12,000	8,924
144A,3.187%, 11/15/36	15,000	11,006
144A,4.926%, 5/15/37	6,000	5,272
Intel Corp. 3.70%, 7/29/25	15,000	14,732
2.60%, 5/19/26	10,000	9,438
3.15%, 5/11/27	6,000	5,700
4.10%, 5/11/47	12,000	9,939
3.05%, 8/12/51	6,000	4,056
3.10%, 2/15/60	7,000	4,543
4.95%, 3/25/60 (a)	7,000	6,377
Lam Research Corp. 4.875%, 3/15/49	2,000	1,947
2.875%, 6/15/50	5,000	3,545
Marvell Technology, Inc., 1.65%, 4/15/26	6,000	5,308
Micron Technology, Inc., 2.703%, 4/15/32	10,000	7,758
NVIDIA Corp. 2.85%, 4/1/30	12,000	10,612
3.70%, 4/1/60	4,000	3,063
NXP BV / NXP Funding LLC / NXP USA, Inc. 3.15%, 5/1/27	5,000	4,545
2.50%, 5/11/31	12,000	9,540
QUALCOMM, Inc. 3.45%, 5/20/25	5,000	4,887
1.65%, 5/20/32	10,000	7,825
3.25%, 5/20/50 (a)	5,000	3,765
Texas Instruments, Inc., 4.15%, 5/15/48	5,000	4,511
TSMC Arizona Corp., 2.50%, 10/25/31	12,000	9,966

(Cost $216,317)		182,818

Software — 4.2%
Activision Blizzard, Inc. 3.40%, 9/15/26	7,000	6,727
2.50%, 9/15/50	2,000	1,278
Adobe, Inc., 2.15%, 2/1/27	7,000	6,439
Autodesk, Inc., 2.40%, 12/15/31	5,000	4,071
Broadridge Financial Solutions, Inc., 2.60%, 5/1/31	5,000	4,119
Electronic Arts, Inc., 1.85%, 2/15/31	5,000	4,018
Fidelity National Information Services, Inc., 2.25%, 3/1/31	7,000	5,599

	Principal Amount	Value
Software (Continued)
Fiserv, Inc. 4.20%, 10/1/28	$15,000	$14,327
3.50%, 7/1/29	10,000	9,031
Microsoft Corp. 2.40%, 8/8/26	10,000	9,410
3.30%, 2/6/27	15,000	14,522
3.50%, 2/12/35	10,000	9,316
3.70%, 8/8/46	8,000	7,101
2.921%, 3/17/52	10,000	7,434
3.95%, 8/8/56	2,000	1,764
2.675%, 6/1/60	5,000	3,374
3.041%, 3/17/62	3,000	2,188
Oracle Corp. 3.40%, 7/8/24	10,000	9,778
2.50%, 4/1/25	15,000	14,197
2.95%, 5/15/25	5,000	4,768
2.80%, 4/1/27	5,000	4,572
2.95%, 4/1/30	9,000	7,734
2.875%, 3/25/31	17,000	14,249
4.30%, 7/8/34	20,000	17,721
4.00%, 7/15/46	10,000	7,461
4.00%, 11/15/47	10,000	7,482
3.60%, 4/1/50	7,000	4,882
3.95%, 3/25/51	10,000	7,360
3.85%, 4/1/60	10,000	6,761
4.10%, 3/25/61	8,000	5,705
Roper Technologies, Inc., 3.80%, 12/15/26	13,000	12,551
Salesforce, Inc. 0.625%, 7/15/24	10,000	9,387
3.70%, 4/11/28	5,000	4,845
3.05%, 7/15/61 (a)	8,000	5,388
VMware, Inc. 4.70%, 5/15/30	6,000	5,651
2.20%, 8/15/31	5,000	3,835

(Cost $318,338)		265,045

Utilities — 8.8%
Electric — 6.4%
AEP Texas, Inc., 5.25%, 5/15/52	8,000	7,848
Avangrid, Inc., 3.20%, 4/15/25	15,000	14,393
Baltimore Gas and Electric Co. 3.50%, 8/15/46	15,000	11,462
2.90%, 6/15/50	11,000	7,549
CenterPoint Energy Houston Electric LLC
Series Z, 2.40%, 9/1/26	5,000	4,606
Series AC, 4.25%, 2/1/49	7,000	6,175
Series AF, 3.35%, 4/1/51	5,000	3,786
Commonwealth Edison Co. 2.55%, 6/15/26	15,000	14,058
2.20%, 3/1/30	20,000	16,960
4.00%, 3/1/48	5,000	4,198
3.00%, 3/1/50	6,000	4,258
Series 130, 3.125%, 3/15/51	15,000	10,617
Connecticut Light and Power Co., Series A, 2.05%, 7/1/31	10,000	8,174

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Electric (Continued)
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 4/1/30	$10,000	$9,074
2.40%, 6/15/31	12,000	9,967
Series 06-A, 5.85%, 3/15/36	10,000	10,282
Series 20B, 3.95%, 4/1/50	10,000	8,200
3.20%, 12/1/51 (a)	5,000	3,561
4.625%, 12/1/54	5,000	4,336
Series C, 3.00%, 12/1/60	5,000	3,211
3.60%, 6/15/61	10,000	7,421
Entergy Mississippi LLC, 3.50%, 6/1/51	5,000	3,687
Entergy Texas, Inc., 1.75%, 3/15/31	10,000	7,898
Eversource Energy
Series L, 2.90%, 10/1/24	15,000	14,453
3.45%, 1/15/50	13,000	9,648
Exelon Corp. 3.40%, 4/15/26	10,000	9,586
4.05%, 4/15/30	25,000	23,607
ITC Holdings Corp., 3.35%, 11/15/27	10,000	9,212
National Rural Utilities Cooperative Finance Corp.
Series D, 1.00%, 10/18/24	10,000	9,302
2.75%, 4/15/32	10,000	8,374
5.25%, 4/20/46	6,000	5,394
NSTAR Electric Co., 3.10%, 6/1/51	2,000	1,407
Ohio Power Co., Series Q, 1.625%, 1/15/31	15,000	11,669
Oncor Electric Delivery Co. LLC 0.55%, 10/1/25	12,000	10,693
3.70%, 11/15/28	25,000	23,727
2.75%, 5/15/30	12,000	10,541
3.10%, 9/15/49	14,000	10,122
PECO Energy Co., 3.05%, 3/15/51	7,000	4,940
PPL Electric Utilities Corp., 3.00%, 10/1/49	10,000	6,856
Public Service Electric and Gas Co.
MTN, 2.25%, 9/15/26	5,000	4,579
MTN, 1.90%, 8/15/31	15,000	12,165
MTN, 3.80%, 3/1/46	13,000	10,635
MTN, 2.05%, 8/1/50	5,000	2,861
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/1/30	10,000	8,031
Series RRR, 3.75%, 6/1/47	10,000	7,908
Sempra Energy 3.40%, 2/1/28	8,000	7,442
4.125%, 4/1/52	5,000	3,885

(Cost $494,826)		408,758

Gas — 1.5%
Atmos Energy Corp. 3.00%, 6/15/27	7,000	6,585
1.50%, 1/15/31	6,000	4,700
3.375%, 9/15/49	8,000	5,937
2.85%, 2/15/52	4,000	2,674

	Principal Amount	Value
Gas (Continued)
ONE Gas, Inc., 2.00%, 5/15/30	$16,000	$13,106
Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31	15,000	12,392
Southern California Gas Co. 3.20%, 6/15/25	10,000	9,627
Series TT, 2.60%, 6/15/26	10,000	9,314
Series XX, 2.55%, 2/1/30	10,000	8,624
Series VV, 4.30%, 1/15/49	20,000	16,642
Southwest Gas Corp., 3.18%, 8/15/51	8,000	4,918

(Cost $118,664)		94,519

Water — 0.9%
American Water Capital Corp. 3.40%, 3/1/25	10,000	9,747
2.95%, 9/1/27	10,000	9,287
2.80%, 5/1/30	2,000	1,748
2.30%, 6/1/31	10,000	8,267
3.45%, 5/1/50	11,000	8,212
3.25%, 6/1/51	13,000	9,528
Essential Utilities, Inc. 2.40%, 5/1/31	8,000	6,475
3.351%, 4/15/50	5,000	3,470

(Cost $74,502)		56,734

TOTAL CORPORATE BONDS (Cost $7,256,030)		6,204,445

	Number of Shares
SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69% (c)(d) (Cost $42,954)	42,954	42,954

CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 3.74% (c) (Cost $43,689)	43,689	43,689

TOTAL INVESTMENTS — 99.2% (Cost $7,342,673)		$6,291,088
Other assets and liabilities, net — 0.8%		52,742

NET ASSETS — 100.0%		$6,343,830

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2022 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022
CORPORATE BONDS — 0.6%
Financial — 0.6%
Deutsche Bank AG, 3.700%, 5/30/24 (b)
10,033	17		—	—	(216)	184	—	10,000	9,834
Deutsche Bank AG/New York NY, 3.961%, 11/26/25 (b)
—	13,898		—	—	280	48	—	15,000	14,178
Deutsche Bank AG/New York NY, 3.035%, 5/28/32 (b)
12,535	—		(4)	—	(1,210)	226	—	15,000	11,321

SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69% (c)(d)
30,582	12,372	(e)	—	—	—	376	—	42,954	42,954

CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 3.74% (c)
19,380	162,430		(138,121)	—	—	284	—	43,689	43,689

72,530	188,717		(138,125)	—	(1,146)	1,118	—	126,643	121,976

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $49,670, which is 0.8% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $7,809.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$6,204,445	$—	$6,204,445
Short-Term Investments (a)	86,643	—	—	86,643

TOTAL	$86,643	$6,204,445	$—	$6,291,088

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF

November 30, 2022 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS — 97.9%
Argentina — 2.0%
Argentine Republic Government International Bond 1.00%, 7/9/29	$55,589	$14,592
Step Up Coupon, 0.50% to 7/9/23, 0.75% to 7/9/27, 1.75% to 7/9/30	325,000	86,775
Step Up Coupon, 1.50% to 7/9/23, 3.625% to 7/9/24, 4.125% to 7/9/27, 4.75% to 7/9/28, 5.00% to 7/9/35	410,000	100,963
Step Up Coupon, 3.85% to 7/9/23, 4.25% to 7/9/24, 5.00% to 7/9/38	230,000	70,244
Step Up Coupon, 3.50% to 7/9/29, 4.875% to 7/9/41	210,000	58,800
Step Up Coupon, 1.50% to 7/9/23, 3.625% to 7/9/24, 4.125% to 7/9/27, 4.375% to 7/9/28, 5.00% to 7/9/46	44,000	10,872

(Cost $617,993)		342,246

Armenia — 1.2%
Republic of Armenia International Bond, REGS, 7.15%, 3/26/25 (Cost $211,892)	200,000	201,280

Azerbaijan — 1.1%
Republic of Azerbaijan International Bond, REGS, 4.75%, 3/18/24 (Cost $207,687)	200,000	197,065

Bahrain — 3.2%
Bahrain Government International Bond REGS, 7.00%, 1/26/26	200,000	205,070
REGS, 6.00%, 9/19/44	200,000	155,290
CBB International Sukuk Programme Co WLL REGS, 4.50%, 3/30/27	200,000	193,930

(Cost $613,011)		554,290

Bolivia — 0.3%
Bolivian Government International Bond, REGS, 4.50%, 3/20/28
(Cost $64,932)	75,000	58,747

Brazil — 3.8%
Brazilian Government International Bond 4.625%, 1/13/28	200,000	192,410
4.50%, 5/30/29	100,000	93,375
3.875%, 6/12/30 (a)	100,000	87,642
8.25%, 1/20/34	75,000	85,485
7.125%, 1/20/37	50,000	53,219
5.625%, 1/7/41	50,000	43,763
5.00%, 1/27/45	71,000	56,179
5.625%, 2/21/47	50,000	41,750

(Cost $745,581)		653,823

Cayman Islands — 1.0%
Sharjah Sukuk Program Ltd., REGS, 3.20%, 7/13/31 (Cost $199,672)	200,000	168,188

	Principal Amount	Value
Chile — 2.8%
Chile Government International Bond 2.55%, 7/27/33	$150,000	$120,375
3.10%, 5/7/41	150,000	110,887
4.34%, 3/7/42	150,000	128,888
3.86%, 6/21/47	150,000	120,000

(Cost $619,136)		480,150

China — 1.1%
China Government International Bond, REGS, 3.50%, 10/19/28 (Cost $227,427)	200,000	195,875

Colombia — 3.2%
Colombia Government International Bond 8.125%, 5/21/24 (a)	75,000	76,925
3.875%, 4/25/27	80,000	70,200
3.00%, 1/30/30	80,000	60,500
3.25%, 4/22/32	100,000	71,875
6.125%, 1/18/41	80,000	62,950
5.625%, 2/26/44	100,000	71,300
5.00%, 6/15/45	125,000	83,872
5.20%, 5/15/49	90,000	60,750

(Cost $672,442)		558,372

Costa Rica — 1.3%
Costa Rica Government International Bond REGS, 6.125%, 2/19/31	130,000	126,344
REGS, 7.158%, 3/12/45	100,000	95,000

(Cost $203,213)		221,344

Dominican Republic — 3.6%
Dominican Republic International Bond REGS, 6.875%, 1/29/26	100,000	101,450
REGS, 6.00%, 7/19/28	100,000	96,562
REGS, 4.50%, 1/30/30	100,000	85,261
REGS, 5.30%, 1/21/41	150,000	115,594
REGS, 7.45%, 4/30/44	150,000	140,438
REGS, 6.85%, 1/27/45	100,000	87,468

(Cost $712,403)		626,773

Ecuador — 1.6%
Ecuador Government International Bond REGS, 7/31/30, Zero Coupon	36,000	13,340
Step Up Coupon, 144A, 5.50% to 7/31/23, 6.00% to 7/31/24, 6.90% to 7/31/30	130,000	79,362
Step Up Coupon, 144A, 2.50% to 7/31/23, 3.50% to 7/31/24, 5.50% to 7/31/25, 6.90% to 7/31/35	232,000	102,284
Step up Coupon, REGS, 2.50% to 7/31/23, 3.50% to 7/31/24, 5.50% to 7/31/25, 6.90% to 7/31/35	80,000	35,270
Step Up Coupon, 144A, 1.50% to 7/31/23, 2.50% to 7/31/24, 5.00% to 7/31/26, 5.50% to 7/31/27, 6.00% to 7/31/28, 6.50% to 7/31/29, 6.90% to 7/31/40	119,000	47,786

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Ecuador (Continued)
Step up Coupon, REGS, 1.50% to 7/31/23, 2.50% to 7/31/24, 5.00% to 7/31/26, 5.50% to 7/31/27, 6.00% to 7/31/28, 6.50% to 7/31/29, 6.90% to 7/31/40	$10,000	$4,016

(Cost $400,970)		282,058

Egypt — 2.8%
Egypt Government International Bond REGS, 7.50%, 1/31/27	200,000	179,750
REGS, 7.600%, 3/1/29	200,000	164,500
REGS, 5.875%, 2/16/31	200,000	142,458

(Cost $561,266)		486,708

El Salvador — 0.5%
El Salvador Government International Bond REGS, 6.375%, 1/18/27	40,000	16,861
REGS, 8.625%, 2/28/29	60,000	25,894
REGS, 7.65%, 6/15/35	130,000	49,481

(Cost $199,635)		92,236

Gabon — 1.1%
Gabon Government International Bond, REGS, 6.95%, 6/16/25 (Cost $175,168)	200,000	196,000

Ghana — 1.2%
Ghana Government International Bond REGS, 10.75%, 10/14/30	200,000	140,000
REGS, 7.875%, 2/11/35	200,000	70,338

(Cost $436,755)		210,338

Guatemala — 0.7%
Guatemala Government Bond REGS, 4.90%, 6/1/30	75,000	70,937
REGS, 6.125%, 6/1/50	50,000	46,041

(Cost $143,335)		116,978

Hungary — 2.2%
Hungary Government International Bond 5.375%, 3/25/24	90,000	89,981
REGS, 2.125%, 9/22/31	200,000	149,401
7.625%, 3/29/41	24,000	26,155
REGS, 3.125%, 9/21/51	200,000	120,741

(Cost $486,121)		386,278

Indonesia — 3.6%
Indonesia Government International Bond REGS, 4.75%, 1/8/26	60,000	60,019
3.85%, 10/15/30 (a)	50,000	47,062
REGS, 8.50%, 10/12/35	150,000	189,041
REGS, 6.625%, 2/17/37	150,000	166,313
REGS, 7.75%, 1/17/38	100,000	120,625
3.05%, 3/12/51 (a)	50,000	35,625

(Cost $735,943)		618,685

Ivory Coast (Cote D’Ivoire) — 0.7%
Ivory Coast Government International Bond, REGS, 5.75%, 12/31/32 (Cost $124,099)	125,389	122,060

	Principal Amount	Value
Jamaica — 1.7%
Jamaica Government International Bond 6.75%, 4/28/28 (a)	$181,000	$191,509
7.875%, 7/28/45	93,000	102,420

(Cost $309,259)		293,929

Jordan — 1.1%
Jordan Government International Bond, REGS, 5.75%, 1/31/27 (Cost $204,854)	200,000	194,199

Kazakhstan — 1.2%
Kazakhstan Government International Bond, REGS, 6.50%, 7/21/45 (Cost $292,209)	200,000	208,352

Kenya — 1.0%
Republic of Kenya Government International Bond, REGS, 7.25%, 2/28/28 (Cost $198,973)	200,000	178,000

Kuwait — 1.1%
Kuwait International Government Bond, REGS, 3.50%, 3/20/27 (Cost $212,985)	200,000	192,752

Malaysia — 1.0%
Malaysia Sovereign Sukuk Bhd REGS, 3.043%, 4/22/25	100,000	96,719
Malaysia Wakala Sukuk Bhd REGS, 2.07%, 4/28/31	80,000	69,000

(Cost $179,087)		165,719

Mexico — 3.2%
Mexico Government International Bond 3.25%, 4/16/30 (a)	100,000	89,375
MTN, 8.30%, 8/15/31	50,000	58,380
Series A, MTN, 7.50%, 4/8/33	50,000	56,008
Series A, MTN, 6.75%, 9/27/34	40,000	42,950
6.05%, 1/11/40	96,000	96,510
MTN, 4.75%, 3/8/44	90,000	76,095
5.55%, 1/21/45	40,000	37,404
4.60%, 1/23/46	25,000	20,516
4.60%, 2/10/48	30,000	24,375
4.50%, 1/31/50	25,000	20,040
GMTN, 5.75%, 10/12/10	40,000	34,769

(Cost $670,879)		556,422

Mongolia — 1.3%
Mongolia Government International Bond REGS, 8.75%, 3/9/24	200,000	188,770
REGS, 5.125%, 4/7/26	50,000	41,750

(Cost $256,617)		230,520

Morocco — 1.0%
Morocco Government International Bond, REGS, 5.50%, 12/11/42 (Cost $244,874)	200,000	172,023

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Oman — 3.3%
Oman Government International Bond REGS, 5.375%, 3/8/27	$200,000	$195,750
REGS, 5.625%, 1/17/28	200,000	196,750
REGS, 6.75%, 1/17/48	200,000	184,500

(Cost $529,892)		577,000

Panama — 4.5%
Panama Government International Bond 3.75%, 3/16/25	50,000	48,763
7.125%, 1/29/26	100,000	106,645
3.875%, 3/17/28	150,000	142,532
9.375%, 4/1/29	25,000	30,000
3.16%, 1/23/30	50,000	43,525
6.70%, 1/26/36	100,000	106,440
4.30%, 4/29/53	50,000	37,406
4.50%, 4/1/56	150,000	113,063
3.87%, 7/23/60	175,000	117,338
4.50%, 1/19/63	50,000	36,750

(Cost $1,017,765)		782,462

Paraguay — 1.4%
Paraguay Government International Bond, REGS, 3.849%, 6/28/33 (Cost $239,269)	270,000	234,367

Peru — 3.2%
Peruvian Government International Bond 7.35%, 7/21/25	25,000	26,469
4.125%, 8/25/27	25,000	24,438
2.783%, 1/23/31	100,000	84,750
8.75%, 11/21/33	100,000	124,562
3.00%, 1/15/34	100,000	81,400
6.55%, 3/14/37	40,000	43,125
3.30%, 3/11/41	75,000	56,325
5.625%, 11/18/50	50,000	50,312
2.78%, 12/1/60	115,000	69,791

(Cost $735,304)		561,172

Philippines — 4.0%
Philippine Government International Bond 3.00%, 2/1/28	100,000	92,875
3.75%, 1/14/29	100,000	95,250
9.50%, 2/2/30	160,000	200,000
3.95%, 1/20/40	50,000	42,187
3.70%, 3/1/41	100,000	81,625
3.70%, 2/2/42	150,000	122,062
4.20%, 3/29/47	75,000	65,063

(Cost $846,408)		699,062

Poland — 0.8%
Republic of Poland Government International Bond, 3.25%, 4/6/26 (Cost $155,888)	150,000	143,073

Qatar — 3.9%
Qatar Government International Bond REGS, 4.00%, 3/14/29	200,000	196,125
144A, 9.75%, 6/15/30	160,000	214,400
144A, 6.40%, 1/20/40	60,000	69,000

	Principal Amount	Value
Qatar (Continued)
REGS, 5.103%, 4/23/48	$200,000	$200,750

(Cost $805,523)		680,275

Romania — 3.0%
Romanian Government International Bond REGS, 4.375%, 8/22/23	100,000	99,504
REGS, 4.875%, 1/22/24	100,000	99,663
REGS, 3.00%, 2/14/31	100,000	80,104
REGS, 6.00%, 5/25/34	50,000	47,266
144A, 6.125%, 1/22/44	70,000	63,934
REGS, 6.125%, 1/22/44	50,000	45,667
REGS, 5.125%, 6/15/48	40,000	32,019
REGS, 4.00%, 2/14/51	90,000	60,139

(Cost $635,556)		528,296

Saudi Arabia — 5.6%
KSA Sukuk Ltd. REGS, 2.25%, 5/17/31	300,000	254,438
Saudi Government International Bond REGS, 4.375%, 4/16/29	200,000	197,625
REGS, 2.75%, 2/3/32	200,000	173,988
REGS, 2.25%, 2/2/33	200,000	161,875
REGS, 5.00%, 4/17/49	200,000	186,699

(Cost $1,181,320)		974,625

South Africa — 2.5%
Republic of South Africa Government International Bond 4.30%, 10/12/28	200,000	181,523
5.65%, 9/27/47	150,000	114,937
6.30%, 6/22/48	130,000	107,738
5.75%, 9/30/49	40,000	30,800

(Cost $476,386)		434,998

Sri Lanka — 0.5%
Sri Lanka Government International Bond REGS, 6.85%, 3/14/24 (b)	100,000	31,494
144A, 7.85%, 3/14/29 (b)	75,000	23,292
REGS, 7.55%, 3/28/30 (b)	100,000	31,191

(Cost $216,207)		85,977

Trinidad and Tobago — 0.9%
Trinidad & Tobago Government International Bond, REGS, 4.50%, 8/4/26 (a) (Cost $154,566)	150,000	147,230

Turkey — 3.7%
Turkey Government International Bond 5.75%, 3/22/24	25,000	24,969
6.35%, 8/10/24	50,000	50,000
7.375%, 2/5/25	55,000	55,550
4.75%, 1/26/26	70,000	63,700
4.25%, 4/14/26	50,000	44,500
4.875%, 10/9/26	100,000	89,500
5.125%, 2/17/28	85,000	73,525
6.125%, 10/24/28	100,000	89,000
11.875%, 1/15/30	50,000	58,875
8.00%, 2/14/34	15,000	14,850
6.875%, 3/17/36	50,000	42,000

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Turkey (Continued)
7.25%, 3/5/38	$50,000	$44,375

(Cost $674,067)		650,844

Ukraine — 0.8%
Ukraine Government International Bond REGS, 7.75%, 9/1/27*	100,000	23,303
REGS, 7.75%, 9/1/29*	250,000	60,151
144A, 9.75%, 11/1/30*	30,000	7,315
REGS, 9.75%, 11/1/30*	200,000	48,764

(Cost $590,090)		139,533

United Arab Emirates — 3.1%
Abu Dhabi Government International Bond REGS, 3.125%, 10/11/27	200,000	191,852
REGS, 4.125%, 10/11/47	200,000	174,579
REGS, 3.875%, 4/16/50	200,000	166,806

(Cost $697,938)		533,237

Uruguay — 4.0%
Uruguay Government International Bond 4.375%, 10/27/27	77,000	78,116
4.375%, 1/23/31	124,000	124,310
7.875%, 1/15/33	42,000	53,025
7.625%, 3/21/36	54,000	69,390
4.125%, 11/20/45	37,000	34,410
5.10%, 6/18/50	201,000	200,749
4.975%, 4/20/55	132,000	128,205

(Cost $818,673)		688,205

	Principal Amount	Value
Uzbekistan — 1.1%
Republic of Uzbekistan International Bond, REGS, 4.75%, 2/20/24 (Cost $206,297)	$200,000	$195,288

TOTAL SOVEREIGN BONDS
(Cost $20,909,567)		17,017,054

	Number of Shares
SECURITIES LENDING COLLATERAL — 2.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69% (c)(d)
(Cost $416,538)	416,538	416,538

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 3.74% (c)
(Cost $46,933)	46,933	46,933

TOTAL INVESTMENTS — 100.6% (Cost $21,373,038)		$17,480,525
Other assets and liabilities, net — (0.6%)		(97,480)

NET ASSETS — 100.0%		$17,383,045

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022
SECURITIES LENDING COLLATERAL — 2.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69% (c)(d)
482,208	—	(65,670	)(e)	—	—	3,826	—	416,538	416,538

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 3.74% (c)
166,057	1,177,307	(1,296,431)		—	—	1,672	—	46,933	46,933

648,265	1,177,307	(1,362,101)		—	—	5,498	—	463,471	463,471

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $405,221, which is 2.3% of net assets.

(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (Continued)

November 30, 2022 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (a)	$—	$17,017,054	$—	$17,017,054
Short-Term Investments (a)	463,471	—	—	463,471

TOTAL	$463,471	$17,017,054	$—	$17,480,525

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF

November 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 98.1%
Basic Materials — 5.8%
Chemicals — 3.0%
Ashland LLC, 6.875%, 5/15/43	$10,000	$9,837
ASP Unifrax Holdings, Inc., 144A, 5.25%, 9/30/28	30,000	24,866
Avient Corp., 144A, 5.75%, 5/15/25	50,000	48,625
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/29	10,000	8,219
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, 144A, 4.75%, 6/15/27 (a)	10,000	9,225
Cerdia Finanz GmbH, 144A, 10.50%, 2/15/27	17,000	13,858
Chemours Co., 144A, 5.75%, 11/15/28	25,000	22,034
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/28	21,000	18,454
Cornerstone Chemical Co., 144A, 6.75%, 8/15/24 (a)	10,000	8,137
CVR Partners LP / CVR Nitrogen Finance Corp., 144A, 6.125%, 6/15/28	12,000	10,860
Diamond BC BV, 144A, 4.625%, 10/1/29	10,000	7,625
Element Solutions, Inc., 144A, 3.875%, 9/1/28	21,000	18,007
HB Fuller Co., 4.25%, 10/15/28	21,000	18,716
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 144A, 9.00%, 7/1/28	12,000	9,945
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/26	15,000	13,313
Ingevity Corp., 144A, 3.875%, 11/1/28	10,000	8,550
Iris Holding, Inc., 144A, 10.00%, 12/15/28	10,000	8,750
LSF11 A5 HoldCo LLC, 144A, 6.625%, 10/15/29	10,000	8,175
Methanex Corp. 5.25%, 12/15/29	20,000	17,915
5.65%, 12/1/44	10,000	7,625
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24	50,000	48,656
144A, 5.25%, 6/1/27	20,000	18,075
Olympus Water US Holding Corp. 144A, 4.25%, 10/1/28	10,000	8,188
144A, 6.25%, 10/1/29	10,000	7,300
Rain CII Carbon LLC / CII Carbon Corp., 144A, 7.25%, 4/1/25	10,000	9,000
Rayonier AM Products, Inc., 144A, 5.50%, 6/1/24 (a)	20,000	19,700
SCIH Salt Holdings, Inc., 144A, 6.625%, 5/1/29	15,000	12,600
SCIL IV LLC / SCIL USA Holdings LLC, 144A, 5.375%, 11/1/26	15,000	12,603

	Principal Amount	Value
Chemicals (Continued)
SK Invictus Intermediate II SARL, 144A, 5.00%, 10/30/29	$10,000	$8,009
SPCM SA, 144A, 3.125%, 3/15/27	10,000	8,600
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 144A, 5.375%, 9/1/25	15,000	12,169
144A, 5.125%, 4/1/29	10,000	6,463
Tronox, Inc., 144A, 4.625%, 3/15/29	25,000	20,063
Valvoline, Inc., 144A, 3.625%, 6/15/31	30,000	24,750
Venator Finance Sarl / Venator Materials LLC, 144A, 5.75%, 7/15/25	10,000	3,575
Vibrantz Technologies, Inc., 144A, 9.00%, 2/15/30	15,000	11,400
WR Grace Holdings LLC 144A, 5.625%, 10/1/24	20,000	19,600
144A, 4.875%, 6/15/27	15,000	13,477
144A, 5.625%, 8/15/29	10,000	8,260

(Cost $638,851)		565,224

Forest Products & Paper — 0.3%
Ahlstrom-Munksjo Holding 3 Oy, 144A, 4.875%, 2/4/28	10,000	8,050
Clearwater Paper Corp., 144A, 4.75%, 8/15/28	10,000	8,700
Domtar Corp., 144A, 6.75%, 10/1/28	10,000	8,750
Glatfelter Corp., 144A, 4.75%, 11/15/29	10,000	6,600
Mercer International, Inc., 5.125%, 2/1/29	25,000	21,588
Sylvamo Corp., 144A, 7.00%, 9/1/29	10,000	9,450

(Cost $73,930)		63,138

Iron/Steel — 0.9%
ATI, Inc., 5.125%, 10/1/31	20,000	16,950
Big River Steel LLC / BRS Finance Corp., 144A, 6.625%, 1/31/29	15,000	14,479
Carpenter Technology Corp., 6.375%, 7/15/28	20,000	18,900
Cleveland-Cliffs, Inc. 5.875%, 6/1/27 (a)	10,000	9,480
6.25%, 10/1/40	10,000	8,212
Commercial Metals Co., 4.375%, 3/15/32	23,000	19,345
Infrabuild Australia Pty Ltd., 144A, 12.00%, 10/1/24	7,000	6,807
Mineral Resources Ltd. 144A, 8.125%, 5/1/27	21,000	21,319
144A, 8.00%, 11/1/27	45,000	46,229
United States Steel Corp. 6.875%, 3/1/29 (a)	10,000	9,631
6.65%, 6/1/37	10,000	8,925

(Cost $190,347)		180,277

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Mining — 1.6%
Arconic Corp., 144A, 6.125%, 2/15/28	$18,000	$16,875
Coeur Mining, Inc., 144A, 5.125%, 2/15/29 (a)	10,000	7,887
Compass Minerals International, Inc., 144A, 6.75%, 12/1/27	10,000	9,480
Constellium SE 144A, 5.625%, 6/15/28	10,000	9,225
144A, 3.75%, 4/15/29 (a)	15,000	12,375
Eldorado Gold Corp., 144A, 6.25%, 9/1/29	10,000	8,345
FMG Resources August 2006 Pty Ltd. 144A, 5.125%, 5/15/24	89,000	88,444
144A, 4.375%, 4/1/31	23,000	19,493
144A, 6.125%, 4/15/32	36,000	32,940
Hudbay Minerals, Inc., 144A, 6.125%, 4/1/29	20,000	18,050
JW Aluminum Continuous Cast Co., 144A, 10.25%, 6/1/26	15,000	15,263
Kaiser Aluminum Corp., 144A, 4.50%, 6/1/31	15,000	12,741
Novelis Corp. 144A, 4.75%, 1/30/30	30,000	27,119
144A, 3.875%, 8/15/31	20,000	16,500

(Cost $316,885)		294,737

Communications — 16.7%
Advertising — 0.8%
Advantage Sales & Marketing, Inc., 144A, 6.50%, 11/15/28	20,000	15,728
Clear Channel Outdoor Holdings, Inc. 144A, 7.75%, 4/15/28	32,000	24,032
144A, 7.50%, 6/1/29	21,000	15,645
CMG Media Corp., 144A, 8.875%, 12/15/27	20,000	15,383
Lamar Media Corp. 3.75%, 2/15/28	10,000	8,925
3.625%, 1/15/31	25,000	20,875
National CineMedia LLC, 144A, 5.875%, 4/15/28	10,000	3,500
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 5.00%, 8/15/27	36,000	32,895
Stagwell Global LLC, 144A, 5.625%, 8/15/29	20,000	17,225

(Cost $191,802)		154,208

Internet — 1.2%
ANGI Group LLC, 144A, 3.875%, 8/15/28	10,000	7,537
Arches Buyer, Inc. 144A, 4.25%, 6/1/28	15,000	12,375
144A, 6.125%, 12/1/28	15,000	12,183
Cablevision Lightpath LLC, 144A, 5.625%, 9/15/28	10,000	7,637
Cogent Communications Group, Inc., 144A, 3.50%, 5/1/26	15,000	13,706

	Principal Amount	Value
Internet (Continued)
Endurance International Group Holdings, Inc., 144A, 6.00%, 2/15/29	$10,000	$6,750
Gen Digital, Inc. 144A, 5.00%, 4/15/25	28,000	27,447
144A, 6.75%, 9/30/27	15,000	15,102
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 144A, 5.25%, 12/1/27	10,000	9,513
144A, 3.50%, 3/1/29	20,000	17,000
ION Trading Technologies SARL, 144A, 5.75%, 5/15/28	10,000	8,188
Match Group Holdings II LLC, 144A, 4.625%, 6/1/28	20,000	18,000
Millennium Escrow Corp., 144A, 6.625%, 8/1/26	10,000	7,250
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 144A, 4.75%, 4/30/27	10,000	8,906
Photo Holdings Merger Sub, Inc., 144A, 8.50%, 10/1/26	14,000	8,785
Rakuten Group, Inc. 144A, 5.125%, Perpetual (b)	26,000	19,240
144A, 6.25%, Perpetual (a)(b)	15,000	9,153
Ziff Davis, Inc., 144A, 4.625%, 10/15/30	14,000	12,285

(Cost $256,791)		221,057

Media — 7.7%
AMC Networks, Inc. 5.00%, 4/1/24	25,000	23,930
4.75%, 8/1/25	13,000	11,650
4.25%, 2/15/29 (a)	10,000	7,504
Audacy Capital Corp., 144A, 6.75%, 3/31/29	10,000	2,357
Cable One, Inc., 144A, 4.00%, 11/15/30	10,000	8,107
CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 5.125%, 5/1/27	91,000	85,727
144A, 5.00%, 2/1/28	10,000	9,226
144A, 6.375%, 9/1/29	10,000	9,537
144A, 4.75%, 3/1/30	27,000	23,335
144A, 4.25%, 2/1/31	46,000	37,490
4.50%, 5/1/32	46,000	38,031
144A, 4.25%, 1/15/34	32,000	24,978
CSC Holdings LLC 5.25%, 6/1/24	30,000	29,016
144A, 5.50%, 4/15/27	23,000	21,131
144A, 5.375%, 2/1/28	18,000	16,205
144A, 6.50%, 2/1/29	20,000	18,275
144A, 4.625%, 12/1/30	42,000	26,687
144A, 4.50%, 11/15/31	20,000	15,400
144A, 5.00%, 11/15/31	63,000	40,162
Cumulus Media New Holdings, Inc., 144A, 6.75%, 7/1/26	10,000	8,450

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Media (Continued)
Diamond Sports Group LLC / Diamond Sports Finance Co. 144A, 5.375%, 8/15/26	$40,000	$6,378
144A, 6.625%, 8/15/27	25,000	1,017
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 144A, 5.875%, 8/15/27	70,000	64,581
DISH DBS Corp. 5.875%, 11/15/24	55,000	52,539
7.75%, 7/1/26	70,000	58,982
144A, 5.25%, 12/1/26	46,000	39,721
144A, 5.75%, 12/1/28	41,000	33,614
GCI LLC, 144A, 4.75%, 10/15/28	13,000	11,202
Gray Escrow II, Inc., 144A, 5.375%, 11/15/31	25,000	19,199
Gray Television, Inc., 144A, 7.00%, 5/15/27	40,000	36,875
iHeartCommunications, Inc. 8.375%, 5/1/27	20,000	17,806
144A, 4.75%, 1/15/28	46,000	39,790
LCPR Senior Secured Financing DAC, 144A, 5.125%, 7/15/29	21,000	17,430
Liberty Interactive LLC, 8.25%, 2/1/30	10,000	5,163
McGraw-Hill Education, Inc. 144A, 5.75%, 8/1/28	10,000	8,938
144A, 8.00%, 8/1/29	10,000	8,450
News Corp., 144A, 3.875%, 5/15/29	35,000	31,281
Nexstar Media, Inc., 144A, 5.625%, 7/15/27	46,000	43,825
Paramount Global, 6.375%, 3/30/62	25,000	20,825
Radiate Holdco LLC / Radiate Finance, Inc., 144A, 6.50%, 9/15/28	23,000	12,506
Scripps Escrow II, Inc., 144A, 5.375%, 1/15/31 (a)	20,000	16,377
Sinclair Television Group, Inc., 144A, 5.50%, 3/1/30	20,000	15,400
Sirius XM Radio, Inc. 144A, 3.125%, 9/1/26	46,000	41,714
144A, 5.00%, 8/1/27	18,000	16,853
144A, 4.00%, 7/15/28	27,000	23,869
144A, 5.50%, 7/1/29	17,000	15,834
144A, 4.125%, 7/1/30	10,000	8,471
144A, 3.875%, 9/1/31	18,000	14,805
Spanish Broadcasting System, Inc., 144A, 9.75%, 3/1/26	10,000	5,985
TEGNA, Inc. 4.625%, 3/15/28	18,000	17,066
5.00%, 9/15/29	23,000	21,620
Univision Communications, Inc. 144A, 6.625%, 6/1/27	46,000	44,965
144A, 4.50%, 5/1/29	18,000	15,435
UPC Broadband Finco BV, 144A, 4.875%, 7/15/31	10,000	8,576

	Principal Amount	Value
Media (Continued)
UPC Holding BV, 144A, 5.50%, 1/15/28	$41,000	$36,951
Urban One, Inc., 144A, 7.375%, 2/1/28	10,000	8,521
Videotron Ltd. 144A, 5.375%, 6/15/24	10,000	9,950
144A, 5.125%, 4/15/27	10,000	9,513
144A, 3.625%, 6/15/29 (a)	10,000	8,537
Virgin Media Finance PLC, 144A, 5.00%, 7/15/30	18,000	15,068
Virgin Media Secured Finance PLC, 144A, 5.50%, 5/15/29	46,000	42,728
Virgin Media Vendor Financing Notes IV DAC, 144A, 5.00%, 7/15/28	5,000	4,299
VZ Secured Financing BV, 144A, 5.00%, 1/15/32	32,000	26,560
Ziggo Bond Co. BV, 144A, 6.00%, 1/15/27	10,000	9,175
Ziggo BV, 144A, 4.875%, 1/15/30	36,000	30,780

(Cost $1,672,805)		1,456,372

Telecommunications — 7.0%
Altice France Holding SA 144A, 10.50%, 5/15/27	25,000	19,875
144A, 6.00%, 2/15/28	35,000	23,625
Altice France SA 144A, 8.125%, 2/1/27	30,000	28,725
144A, 5.50%, 1/15/28	56,000	46,830
144A, 5.125%, 7/15/29	10,000	7,919
Avaya, Inc., 144A, 6.125%, 9/15/28	20,000	9,000
British Telecommunications PLC, 144A, 4.875%, 11/23/81	20,000	16,100
CommScope Technologies LLC 144A, 6.00%, 6/15/25	35,000	32,865
144A, 5.00%, 3/15/27	15,000	11,547
CommScope, Inc. 144A, 6.00%, 3/1/26	25,000	24,125
144A, 8.25%, 3/1/27	10,000	8,619
144A, 7.125%, 7/1/28	22,000	17,160
144A, 4.75%, 9/1/29	45,000	38,122
Connect Finco SARL / Connect US Finco LLC, 144A, 6.75%, 10/1/26	46,000	43,700
Consolidated Communications, Inc., 144A, 6.50%, 10/1/28	15,000	12,417
Embarq Corp., 7.995%, 6/1/36	30,000	12,850
Frontier Communications Holdings LLC 144A, 5.875%, 10/15/27	15,000	14,348
144A, 6.75%, 5/1/29	25,000	21,022
144A, 6.00%, 1/15/30	15,000	12,349
GoTo Group, Inc., 144A, 5.50%, 9/1/27	15,000	8,850
Hughes Satellite Systems Corp., 5.25%, 8/1/26	18,000	17,370

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Telecommunications (Continued)
Iliad Holding SASU 144A, 6.50%, 10/15/26	$18,000	$17,100
144A, 7.00%, 10/15/28	18,000	17,038
Intelsat Jackson Holdings SA, 144A, 6.50%, 3/15/30	55,000	50,600
Intrado Corp., 144A, 8.50%, 10/15/25	10,000	8,696
Level 3 Financing, Inc. 144A, 4.25%, 7/1/28	25,000	19,500
144A, 3.75%, 7/15/29	15,000	11,025
Ligado Networks LLC 144A, 15.50%, 11/1/23 PIK	45,081	13,975
144A, 17.50%, 5/1/24 PIK	32,116	6,423
Lumen Technologies, Inc. 144A, 5.125%, 12/15/26	40,000	34,400
144A, 4.00%, 2/15/27	25,000	21,437
Series P, 7.60%, 9/15/39	10,000	6,909
Series U, 7.65%, 3/15/42	10,000	6,675
Nokia OYJ, 6.625%, 5/15/39	15,000	14,335
SoftBank Group Corp., REGS, 3.125%, 1/6/25	200,000	184,750
Sprint Capital Corp. 6.875%, 11/15/28	32,000	33,972
8.75%, 3/15/32	27,000	32,204
Sprint LLC 7.125%, 6/15/24	18,000	18,387
7.625%, 2/15/25	27,000	28,015
7.625%, 3/1/26	46,000	48,439
Switch Ltd. 144A, 3.75%, 9/15/28	25,000	25,187
144A, 4.125%, 6/15/29	30,000	30,412
Telecom Italia Capital SA 6.375%, 11/15/33	18,000	14,873
6.00%, 9/30/34	22,000	17,078
7.20%, 7/18/36	27,000	22,515
7.721%, 6/4/38	10,000	8,450
Telesat Canada / Telesat LLC 144A, 5.625%, 12/6/26	10,000	4,775
144A, 6.50%, 10/15/27	14,000	4,445
United States Cellular Corp., 6.70%, 12/15/33	10,000	8,775
Viasat, Inc. 144A, 5.625%, 9/15/25	27,000	25,178
144A, 6.50%, 7/15/28	15,000	11,614
Vmed O2 UK Financing I PLC 144A, 4.25%, 1/31/31	25,000	20,132
144A, 4.75%, 7/15/31	20,000	16,500
Vodafone Group PLC 7.00%, 4/4/79	40,000	39,752
4.125%, 6/4/81	19,000	14,393
5.125%, 6/4/81	25,000	18,125
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A, 7.75%, 8/15/28	30,000	26,400
Zayo Group Holdings, Inc., 144A, 6.125%, 3/1/28	25,000	13,688

(Cost $1,552,256)		1,323,590

	Principal Amount	Value
Consumer, Cyclical — 19.5%
Airlines — 1.6%
Air Canada, 144A, 3.875%, 8/15/26	$30,000	$27,600
Allegiant Travel Co., 144A, 7.25%, 8/15/27	12,000	11,640
American Airlines Inc/AAdvantage Loyalty IP Ltd. 144A, 5.50%, 4/20/26	55,000	53,551
144A, 5.75%, 4/20/29	42,000	39,314
American Airlines, Inc., 144A, 11.75%, 7/15/25	36,000	40,136
Delta Air Lines, Inc.,7.375%, 1/15/26	55,000	57,026
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	20,000	19,055
United Airlines Holdings, Inc., 4.875%, 1/15/25 (a)	50,000	48,261

(Cost $298,641)		296,583

Apparel — 0.3%
Crocs, Inc., 144A, 4.125%, 8/15/31	15,000	12,112
Hanesbrands, Inc., 144A, 4.625%, 5/15/24	42,000	40,648
Wolverine World Wide, Inc., 144A, 4.00%, 8/15/29	10,000	7,475

(Cost $62,981)		60,235

Auto Manufacturers — 2.6%
Allison Transmission, Inc. 144A, 5.875%, 6/1/29	15,000	14,212
144A, 3.75%, 1/30/31	20,000	16,848
Aston Martin Capital Holdings Ltd., 144A, 10.50%, 11/30/25	30,000	28,965
Ford Motor Co. 4.346%, 12/8/26	22,000	21,010
6.625%, 10/1/28	22,000	22,055
9.625%, 4/22/30	25,000	28,813
7.45%, 7/16/31	66,000	69,877
6.10%, 8/19/32	25,000	24,125
4.75%, 1/15/43	10,000	7,453
5.291%, 12/8/46	15,000	11,922
Ford Motor Credit Co. LLC 5.125%, 6/16/25	180,000	174,650
4.95%, 5/28/27	31,000	29,405
Mclaren Finance PLC, 144A, 7.50%, 8/1/26	22,000	18,095
PM General Purchaser LLC, 144A, 9.50%, 10/1/28	10,000	8,813
Wabash National Corp., 144A, 4.50%, 10/15/28	10,000	8,500

(Cost $510,961)		484,743

Auto Parts & Equipment — 1.3%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/26	20,000	18,729
American Axle & Manufacturing, Inc., 6.50%, 4/1/27	30,000	28,350

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Auto Parts & Equipment (Continued)
Clarios Global LP / Clarios US Finance Co., 144A, 8.50%, 5/15/27	$60,000	$58,917
Cooper-Standard Automotive, Inc., 144A, 5.625%, 11/15/26	10,000	4,237
Dana, Inc. 5.375%, 11/15/27	25,000	23,125
4.25%, 9/1/30	10,000	8,100
Dealer Tire LLC / DT Issuer LLC, 144A, 8.00%, 2/1/28	10,000	8,654
Dornoch Debt Merger Sub, Inc., 144A, 6.625%, 10/15/29	13,000	8,710
Goodyear Tire & Rubber Co. 5.00%, 5/31/26	10,000	9,650
5.25%, 4/30/31 (a)	20,000	17,171
5.625%, 4/30/33 (a)	16,000	13,735
Real Hero Merger Sub 2, Inc., 144A, 6.25%, 2/1/29	12,000	8,340
Titan International, Inc., 7.00%, 4/30/28	10,000	9,450
ZF North America Capital, Inc., 144A, 4.75%, 4/29/25	30,000	28,800

(Cost $271,285)		245,968

Distribution/Wholesale — 0.6%
American Builders & Contractors Supply Co., Inc., 144A, 4.00%, 1/15/28	45,000	40,950
BCPE Empire Holdings, Inc., 144A, 7.625%, 5/1/27	14,000	12,722
G-III Apparel Group Ltd., 144A, 7.875%, 8/15/25	10,000	9,713
H&E Equipment Services, Inc., 144A, 3.875%, 12/15/28	23,000	20,005
IAA, Inc., 144A, 5.50%, 6/15/27	10,000	9,850
KAR Auction Services, Inc., 144A, 5.125%, 6/1/25	5,000	4,863
Univar Solutions USA Inc., 144A, 5.125%, 12/1/27	20,000	19,200
Wesco Aircraft Holdings, Inc., 144A, 9.00%, 11/15/26	2	1

(Cost $126,444)		117,304

Entertainment — 2.8%
Affinity Gaming, 144A, 6.875%, 12/15/27	12,000	10,335
Allen Media LLC / Allen Media Co.-Issuer, Inc., 144A, 10.50%, 2/15/28	10,000	4,325
AMC Entertainment Holdings, Inc., 144A, 7.50%, 2/15/29	15,000	8,662
Caesars Entertainment, Inc. 144A, 6.25%, 7/1/25	50,000	49,515
144A, 8.125%, 7/1/27	50,000	50,297
Caesars Resort Collection LLC / CRC Finco, Inc., 144A, 5.75%, 7/1/25	50,000	49,548
CDI Escrow Issuer, Inc., 144A, 5.75%, 4/1/30	25,000	23,316

	Principal Amount	Value
Entertainment (Continued)
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 4/15/27	$25,000	$24,062
Churchill Downs, Inc., 144A, 4.75%, 1/15/28	10,000	9,251
Cinemark USA, Inc., 144A, 5.25%, 7/15/28	20,000	16,175
International Game Technology PLC 144A, 6.50%, 2/15/25	65,000	65,490
144A, 6.25%, 1/15/27	20,000	19,975
Lions Gate Capital Holdings LLC, 144A, 5.50%, 4/15/29	20,000	13,100
Merlin Entertainments Ltd., 144A, 5.75%, 6/15/26	19,000	17,955
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 144A, 4.875%, 5/1/29	18,000	15,633
Mohegan Tribal Gaming Authority, 144A, 8.00%, 2/1/26	15,000	14,159
Penn Entertainment, Inc., 144A, 5.625%, 1/15/27	22,000	20,405
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp. 144A, 5.625%, 9/1/29	10,000	7,925
144A, 5.875%, 9/1/31	10,000	7,669
Resorts World Las Vegas LLC / RWLV Capital, Inc., 144A, 4.625%, 4/16/29	20,000	14,000
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 144A, 6.625%, 3/1/30	15,000	12,638
Scientific Games International, Inc., 144A, 7.25%, 11/15/29	22,000	21,607
Six Flags Entertainment Corp., 144A, 4.875%, 7/31/24	15,000	14,572
Speedway Motorsports LLC / Speedway Funding II, Inc., 144A, 4.875%, 11/1/27	15,000	13,238
WMG Acquisition Corp., 144A, 3.00%, 2/15/31	25,000	20,769
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A, 5.125%, 10/1/29	12,000	10,440

(Cost $590,297)		535,061

Food Service — 0.4%
Aramark Services, Inc. 144A, 5.00%, 4/1/25	49,000	48,020
144A, 5.00%, 2/1/28	16,000	15,017
TKC Holdings, Inc., 144A, 10.50%, 5/15/29	15,000	8,587

(Cost $80,739)		71,624

Home Builders — 1.2%
Ashton Woods USA LLC / Ashton Woods Finance Co., 144A, 4.625%, 4/1/30	15,000	11,662

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Home Builders (Continued)
Beazer Homes USA, Inc., 5.875%, 10/15/27	$10,000	$8,790
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 144A, 4.875%, 2/15/30	22,000	17,557
Century Communities, Inc. 6.75%, 6/1/27	10,000	9,625
144A, 3.875%, 8/15/29	10,000	8,120
Empire Communities Corp., 144A, 7.00%, 12/15/25	15,000	13,275
K Hovnanian Enterprises, Inc., 144A, 10.50%, 2/15/26	18,000	17,460
KB Home, 4.00%, 6/15/31	22,000	17,600
M/I Homes, Inc., 4.95%, 2/1/28	22,000	19,250
Mattamy Group Corp., 144A, 5.25%, 12/15/27	10,000	9,024
Meritage Homes Corp., 6.00%, 6/1/25	20,000	19,850
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 2/15/28	10,000	8,650
Taylor Morrison Communities, Inc., 144A, 5.75%, 1/15/28	45,000	41,963
Thor Industries, Inc., 144A, 4.00%, 10/15/29	10,000	7,975
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	20,000	19,900

(Cost $257,962)		230,701

Home Furnishings — 0.1%
Tempur Sealy International, Inc., 144A, 3.875%, 10/15/31
(Cost $30,067)	30,000	23,363

Housewares — 0.6%
CD&R Smokey Buyer, Inc., 144A, 6.75%, 7/15/25	10,000	8,962
Newell Brands, Inc. 4.45%, 4/1/26	42,000	39,848
6.625%, 9/15/29 (a)	14,000	13,837
5.625%, 4/1/36	10,000	8,610
5.75%, 4/1/46	11,000	8,525
Scotts Miracle-Gro Co., 4.00%, 4/1/31	20,000	15,350
SWF Escrow Issuer Corp., 144A, 6.50%, 10/1/29 (a)	10,000	6,050

(Cost $117,709)		101,182

Leisure Time — 1.3%
Life Time, Inc., 144A, 5.75%, 1/15/26	30,000	28,997
MajorDrive Holdings IV LLC, 144A, 6.375%, 6/1/29	10,000	7,850
NCL Corp. Ltd. 144A, 3.625%, 12/15/24	35,000	30,716
144A, 5.875%, 3/15/26	40,000	33,285

	Principal Amount	Value
Leisure Time (Continued)
Royal Caribbean Cruises Ltd. 144A, 11.50%, 6/1/25	$25,000	$26,875
144A, 5.50%, 8/31/26	15,000	13,088
144A, 5.375%, 7/15/27	26,000	21,580
144A, 11.625%, 8/15/27	20,000	20,373
144A, 5.50%, 4/1/28	45,000	36,956
Viking Cruises Ltd., 144A, 5.875%, 9/15/27	15,000	12,619
VOC Escrow Ltd., 144A, 5.00%, 2/15/28	20,000	17,300

(Cost $268,906)		249,639

Lodging — 1.8%
Boyd Gaming Corp., 144A, 4.75%, 6/15/31	10,000	8,760
Genting New York LLC / GENNY Capital, Inc., 144A, 3.30%, 2/15/26	11,000	9,674
Hilton Domestic Operating Co., Inc. 144A, 5.75%, 5/1/28	20,000	19,650
4.875%, 1/15/30	28,000	25,988
144A, 4.00%, 5/1/31	45,000	38,021
144A, 3.625%, 2/15/32	25,000	20,708
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A, 5.00%, 6/1/29	26,000	22,644
Las Vegas Sands Corp., 3.90%, 8/8/29	40,000	34,176
Marriott Ownership Resorts, Inc., 4.75%, 1/15/28	18,000	15,885
MGM Resorts International, 4.75%, 10/15/28	25,000	22,188
Station Casinos LLC, 144A, 4.50%, 2/15/28	15,000	13,275
Travel + Leisure Co., 6.00%, 4/1/27	50,000	47,125
Wyndham Hotels & Resorts, Inc., 144A, 4.375%, 8/15/28	20,000	17,900
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A, 5.50%, 3/1/25	45,000	43,326

(Cost $358,837)		339,320

Office Furnishings — 0.1%
Steelcase, Inc., 5.125%, 1/18/29
(Cost $14,448)	15,000	13,232

Retail — 4.7%
1011778 BC ULC / New Red Finance, Inc. 144A, 3.875%, 1/15/28	24,000	21,535
144A, 3.50%, 2/15/29	25,000	21,437
144A, 4.00%, 10/15/30	42,000	35,280
99 Escrow Issuer, Inc., 144A, 7.50%, 1/15/26	10,000	5,825
Asbury Automotive Group, Inc., 144A, 4.625%, 11/15/29	30,000	26,325
At Home Group, Inc., 144A, 7.125%, 7/15/29	15,000	8,850

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Retail (Continued)
Bath & Body Works, Inc. 144A, 6.625%, 10/1/30	$40,000	$37,600
6.875%, 11/1/35	26,000	23,595
BCPE Ulysses Intermediate, Inc., 144A, 7.75%, 4/1/27, 7.75% Cash or 8.50% PIK, PIK	10,000	6,725
Beacon Roofing Supply, Inc., 144A, 4.125%, 5/15/29	15,000	12,689
Brinker International, Inc., 144A, 5.00%, 10/1/24	25,000	24,187
Carvana Co. 144A, 5.875%, 10/1/28	5,000	1,805
144A, 4.875%, 9/1/29	20,000	6,850
144A, 10.25%, 5/1/30	30,000	13,050
eG Global Finance PLC, 144A, 6.75%, 2/7/25	15,000	13,650
Ferrellgas LP / Ferrellgas Finance Corp., 144A, 5.875%, 4/1/29	25,000	21,127
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 144A, 4.625%, 1/15/29	15,000	13,318
144A, 6.75%, 1/15/30	28,000	23,610
FirstCash, Inc., 144A, 5.625%, 1/1/30	10,000	9,146
Gap, Inc. 144A, 3.625%, 10/1/29	10,000	7,698
144A, 3.875%, 10/1/31	10,000	7,565
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 144A, 7.00%, 8/15/28	10,000	6,928
Group 1 Automotive, Inc., 144A, 4.00%, 8/15/28	10,000	8,600
Guitar Center, Inc., 144A, 8.50%, 1/15/26	15,000	13,310
IRB Holding Corp., 144A, 7.00%, 6/15/25	20,000	20,154
LBM Acquisition LLC, 144A, 6.25%, 1/15/29	10,000	6,951
LCM Investments Holdings II LLC, 144A, 4.875%, 5/1/29	21,000	17,668
Lithia Motors, Inc. 144A, 4.625%, 12/15/27	15,000	13,950
144A, 4.375%, 1/15/31	13,000	11,027
LSF9 Atlantis Holdings LLC / Victra Finance Corp., 144A, 7.75%, 2/15/26	17,000	15,682
Macy’s Retail Holdings LLC 144A, 5.875%, 3/15/30	5,000	4,525
144A, 6.125%, 3/15/32	10,000	8,725
4.50%, 12/15/34	10,000	7,237
5.125%, 1/15/42	15,000	10,500
Michaels Cos., Inc., 144A, 7.875%, 5/1/29	35,000	20,869
Murphy Oil USA, Inc., 144A, 3.75%, 2/15/31	25,000	20,625
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A, 7.125%, 4/1/26	25,000	24,199

	Principal Amount	Value
Retail (Continued)
Nordstrom, Inc., 4.375%, 4/1/30 (a)	$40,000	$32,275
Park River Holdings, Inc. 144A, 5.625%, 2/1/29	8,000	5,520
144A, 6.75%, 8/1/29	10,000	7,000
Party City Holdings, Inc., 144A, 8.75%, 2/15/26	10,000	3,819
Penske Automotive Group, Inc., 3.50%, 9/1/25	10,000	9,545
PetSmart, Inc. / PetSmart Finance Corp. 144A, 4.75%, 2/15/28	25,000	22,901
144A, 7.75%, 2/15/29	12,000	11,160
QVC, Inc. 4.45%, 2/15/25	50,000	43,225
5.95%, 3/15/43	5,000	2,622
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	11,000	10,556
Sizzling Platter LLC / Sizzling Platter Finance Corp., 144A, 8.50%, 11/28/25	10,000	8,963
Sonic Automotive, Inc. 144A, 4.625%, 11/15/29	10,000	8,288
144A, 4.875%, 11/15/31	10,000	8,113
Specialty Building Products Holdings LLC / SBP Finance Corp., 144A, 6.375%, 9/30/26	18,000	14,918
SRS Distribution, Inc., 144A, 6.00%, 12/1/29	25,000	20,500
Staples, Inc., 144A, 7.50%, 4/15/26	52,000	46,502
Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A, 5.00%, 6/1/31	20,000	17,125
Superior Plus LP / Superior General Partner, Inc., 144A, 4.50%, 3/15/29	18,000	15,323
White Cap Buyer LLC, 144A, 6.875%, 10/15/28	13,000	11,326
Yum! Brands, Inc. 144A, 4.75%, 1/15/30	10,000	9,141
5.375%, 4/1/32	20,000	18,575
5.35%, 11/1/43	10,000	8,088

(Cost $1,027,543)		888,302

Toys/Games/Hobbies — 0.1%
Mattel, Inc. 144A, 3.375%, 4/1/26	10,000	9,215
144A, 5.875%, 12/15/27	5,000	4,896
5.45%, 11/1/41	10,000	8,036

(Cost $24,299)		22,147

Consumer, Non-cyclical — 14.2%
Agriculture — 0.1%
Darling Ingredients, Inc. 144A, 5.25%, 4/15/27	9,000	8,730
144A, 6.00%, 6/15/30	20,000	19,500

(Cost $29,930)		28,230

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Beverages — 0.1%
Primo Water Holdings, Inc., 144A, 4.375%, 4/30/29	$15,000	$12,916
Triton Water Holdings, Inc., 144A, 6.25%, 4/1/29	10,000	7,819

(Cost $24,407)		20,735

Biotechnology — 0.1%
Emergent BioSolutions, Inc., 144A, 3.875%, 8/15/28	5,000	2,250
Grifols Escrow Issuer SA, 144A, 4.75%, 10/15/28	20,000	16,850

(Cost $23,199)		19,100

Commercial Services — 5.0%
ADT Security Corp., 144A, 4.125%, 8/1/29	20,000	17,300
Adtalem Global Education, Inc., 144A, 5.50%, 3/1/28	10,000	9,350
Albion Financing 2SARL, 144A, 8.75%, 4/15/27	17,000	14,429
Allied Universal Holdco LLC / Allied Universal Finance Corp. 144A, 6.625%, 7/15/26	35,000	33,425
144A, 9.75%, 7/15/27	16,000	14,518
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A, 4.625%, 6/1/28	18,000	15,210
AMN Healthcare, Inc., 144A, 4.625%, 10/1/27	20,000	18,500
APi Group DE, Inc., 144A, 4.125%, 7/15/29	10,000	8,342
Aptim Corp., 144A, 7.75%, 6/15/25	10,000	7,141
APX Group, Inc., 144A, 5.75%, 7/15/29	18,000	15,469
ASGN, Inc., 144A, 4.625%, 5/15/28	10,000	8,950
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 144A, 4.75%, 4/1/28	10,000	8,835
144A, 5.375%, 3/1/29 (a)	20,000	17,650
Block, Inc., 3.50%, 6/1/31	26,000	21,179
Brink’s Co., 144A, 4.625%, 10/15/27	10,000	9,150
Cimpress PLC, 144A, 7.00%, 6/15/26	15,000	10,558
CoreLogic, Inc., 144A, 4.50%, 5/1/28	12,000	8,910
Deluxe Corp., 144A, 8.00%, 6/1/29	15,000	12,450
Garda World Security Corp. 144A, 4.625%, 2/15/27	10,000	9,005
144A, 6.00%, 6/1/29	12,000	9,660
Gartner, Inc. 144A, 4.50%, 7/1/28	35,000	33,038
144A, 3.75%, 10/1/30	25,000	21,750

	Principal Amount	Value
Commercial Services (Continued)
Grand Canyon University, 5.125%, 10/1/28	$20,000	$18,631
Herc Holdings, Inc., 144A, 5.50%, 7/15/27	30,000	28,125
Hertz Corp. 144A, 4.625%, 12/1/26	10,000	8,702
144A, 5.00%, 12/1/29	10,000	7,875
Metis Merger Sub LLC, 144A, 6.50%, 5/15/29	20,000	16,300
MPH Acquisition Holdings LLC 144A, 5.50%, 9/1/28	16,000	12,860
144A, 5.75%, 11/1/28 (a)	15,000	10,744
Neptune Bidco US, Inc., 144A, 9.29%, 4/15/29	35,000	33,798
NESCO Holdings II, Inc., 144A, 5.50%, 4/15/29	18,000	15,880
Paysafe Finance PLC / Paysafe Holdings US Corp., 144A, 4.00%, 6/15/29 (a)	11,000	8,181
PECF USS Intermediate Holding III Corp., 144A, 8.00%, 11/15/29	12,000	7,200
Prime Security Services Borrower LLC / Prime Finance, Inc. 144A, 5.25%, 4/15/24	60,000	59,550
144A, 5.75%, 4/15/26	30,000	29,850
144A, 3.375%, 8/31/27	20,000	17,697
144A, 6.25%, 1/15/28	25,000	23,375
PROG Holdings, Inc., 144A, 6.00%, 11/15/29	10,000	8,749
Rent-A-Center, Inc., 144A, 6.375%, 2/15/29 (a)	17,000	14,068
RR Donnelley & Sons Co., 144A, 8.50%, 4/15/29	15,000	16,087
Sabre GLBL, Inc., 144A, 7.375%, 9/1/25	25,000	23,875
Service Corp. International 4.625%, 12/15/27	10,000	9,392
4.00%, 5/15/31	40,000	34,472
Signal Parent, Inc., 144A, 6.125%, 4/1/29	10,000	4,275
StoneMor, Inc., 144A, 8.50%, 5/15/29	10,000	8,200
TriNet Group, Inc., 144A, 3.50%, 3/1/29	10,000	8,363
United Rentals North America, Inc. 4.875%, 1/15/28	50,000	47,853
5.25%, 1/15/30	15,000	14,100
3.875%, 2/15/31	38,000	32,810
3.75%, 1/15/32	27,000	22,410
Verscend Escrow Corp., 144A, 9.75%, 8/15/26	25,000	25,089
WASH Multifamily Acquisition, Inc., 144A, 5.75%, 4/15/26	24,000	22,500
Williams Scotsman International, Inc., 144A, 6.125%, 6/15/25	17,000	17,000
WW International, Inc., 144A, 4.50%, 4/15/29	10,000	5,853
ZipRecruiter, Inc., 144A, 5.00%, 1/15/30	10,000	8,191

(Cost $1,030,583)		946,874

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Cosmetics/Personal Care — 0.3%
Coty, Inc., 144A, 6.50%, 4/15/26 (a)	$25,000	$24,000
Edgewell Personal Care Co. 144A, 5.50%, 6/1/28	22,000	20,570
144A, 4.125%, 4/1/29	10,000	8,650

(Cost $55,930)		53,220

Food — 1.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 144A, 4.625%, 1/15/27	46,000	42,550
144A, 5.875%, 2/15/28	13,000	12,472
144A, 3.50%, 3/15/29	18,000	15,039
B&G Foods, Inc., 5.25%, 4/1/25	10,000	8,853
Chobani LLC / Chobani Finance Corp., Inc. 144A, 7.50%, 4/15/25	10,000	9,800
144A, 4.625%, 11/15/28	10,000	8,870
H-Food Holdings LLC / Hearthside Finance Co., Inc., 144A, 8.50%, 6/1/26	10,000	5,838
Ingles Markets, Inc., 144A, 4.00%, 6/15/31	10,000	8,400
Lamb Weston Holdings, Inc., 144A, 4.125%, 1/31/30	36,000	32,353
Performance Food Group, Inc. 144A, 5.50%, 10/15/27	30,000	29,100
144A, 4.25%, 8/1/29	15,000	13,493
Post Holdings, Inc. 144A, 5.625%, 1/15/28	46,000	44,115
144A, 5.50%, 12/15/29	13,000	11,984
144A, 4.625%, 4/15/30	15,000	13,235
144A, 4.50%, 9/15/31	18,000	15,300
Safeway, Inc., 7.25%, 2/1/31	10,000	10,007
Sigma Holdco BV, 144A, 7.875%, 5/15/26	12,000	8,550
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed, 144A, 4.625%, 3/1/29	10,000	8,325
TreeHouse Foods, Inc.,4.00%, 9/1/28	10,000	8,550
United Natural Foods, Inc., 144A, 6.75%, 10/15/28	10,000	9,750
US Foods, Inc., 144A, 4.75%, 2/15/29	39,000	35,246

(Cost $378,287)		351,830

Healthcare-Products — 1.1%
Avantor Funding, Inc., 144A, 4.625%, 7/15/28	46,000	42,550
Hologic, Inc., 144A, 3.25%, 2/15/29	30,000	26,508
Medline Borrower LP 144A, 3.875%, 4/1/29	93,000	80,423
144A, 5.25%, 10/1/29	52,000	42,640
Teleflex, Inc., 4.625%, 11/15/27	25,000	23,758

(Cost $245,881)		215,879

	Principal Amount	Value
Healthcare-Services — 3.7%
Acadia Healthcare Co., Inc., 144A, 5.00%, 4/15/29	$20,000	$18,467
AHP Health Partners, Inc., 144A, 5.75%, 7/15/29	10,000	7,950
Air Methods Corp., 144A, 8.00%, 5/15/25	10,000	2,286
Akumin, Inc., 144A, 7.00%, 11/1/25	16,000	12,402
Catalent Pharma Solutions, Inc. 144A, 5.00%, 7/15/27	35,000	33,435
144A, 3.50%, 4/1/30 (a)	20,000	16,551
Charles River Laboratories International, Inc., 144A, 4.00%, 3/15/31	20,000	17,300
CHS/Community Health Systems, Inc. 144A, 8.00%, 3/15/26	23,000	21,275
144A, 5.625%, 3/15/27	46,000	39,215
144A, 6.875%, 4/1/28	20,000	10,100
144A, 6.00%, 1/15/29	16,000	13,360
144A, 6.875%, 4/15/29	36,000	19,620
144A, 6.125%, 4/1/30	10,000	5,250
144A, 5.25%, 5/15/30	15,000	11,503
144A, 4.75%, 2/15/31	10,000	7,369
DaVita, Inc. 144A, 4.625%, 6/1/30	39,000	31,765
144A, 3.75%, 2/15/31	20,000	14,700
Encompass Health Corp. 4.50%, 2/1/28	17,000	15,300
4.75%, 2/1/30	10,000	8,891
4.625%, 4/1/31	10,000	8,651
Global Medical Response, Inc., 144A, 6.50%, 10/1/25	10,000	7,800
IQVIA, Inc., 144A, 5.00%, 5/15/27	40,000	38,200
Legacy LifePoint Health LLC 144A, 6.75%, 4/15/25	10,000	9,200
144A, 4.375%, 2/15/27	10,000	8,275
LifePoint Health, Inc., 144A, 5.375%, 1/15/29	20,000	11,700
ModivCare Escrow Issuer, Inc., 144A, 5.00%, 10/1/29	10,000	8,459
Molina Healthcare, Inc. 144A, 4.375%, 6/15/28	20,000	18,250
144A, 3.875%, 11/15/30	10,000	8,650
144A, 3.875%, 5/15/32	10,000	8,487
Radiology Partners, Inc., 144A, 9.25%, 2/1/28	10,000	6,010
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A, 9.75%, 12/1/26	10,000	8,014
Select Medical Corp., 144A, 6.25%, 8/15/26	15,000	14,593
Surgery Center Holdings, Inc., 144A, 6.75%, 7/1/25	20,000	19,400
Syneos Health, Inc., 144A, 3.625%, 1/15/29	15,000	11,775
Team Health Holdings, Inc., 144A, 6.375%, 2/1/25	11,000	6,545

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Healthcare-Services (Continued)
Tenet Healthcare Corp. 4.625%, 7/15/24	$10,000	$9,806
144A, 4.625%, 9/1/24	25,000	24,375
144A, 4.875%, 1/1/26	25,000	23,800
144A, 6.125%, 10/1/28	30,000	26,625
144A, 4.25%, 6/1/29	15,000	13,031
144A, 4.375%, 1/15/30	40,000	35,043
144A, 6.125%, 6/15/30	15,000	14,213
6.875%, 11/15/31	25,000	22,000
Toledo Hospital (The), 6.015%, 11/15/48	10,000	7,307
US Acute Care Solutions LLC, 144A, 6.375%, 3/1/26	15,000	13,650
US Renal Care, Inc., 144A, 10.625%, 7/15/27	10,000	4,197

(Cost $807,525)		694,795

Household Products/Wares — 0.3%
ACCO Brands Corp., 144A, 4.25%, 3/15/29	10,000	8,375
Central Garden & Pet Co., 4.125%, 10/15/30	10,000	8,375
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 144A, 5.00%, 12/31/26	25,000	22,875
Spectrum Brands, Inc., 144A, 3.875%, 3/15/31	20,000	15,050

(Cost $60,288)		54,675

Pharmaceuticals — 1.6%
1375209 BC Ltd., 144A, 9.00%, 1/30/28	4,000	3,940
AdaptHealth LLC, 144A, 5.125%, 3/1/30	20,000	17,100
Bausch Health Americas, Inc. 144A, 9.25%, 4/1/26	25,000	15,938
144A, 8.50%, 1/31/27	8,000	3,980
Bausch Health Cos., Inc. 144A, 5.50%, 11/1/25	16,000	13,500
144A, 6.125%, 2/1/27	10,000	6,663
144A, 5.00%, 1/30/28	3,000	1,320
144A, 4.875%, 6/1/28	20,000	12,300
144A, 11.00%, 9/30/28	12,000	9,255
144A, 5.00%, 2/15/29	2,000	870
144A, 6.25%, 2/15/29	3,000	1,305
144A, 7.25%, 5/30/29	4,000	1,740
144A, 5.25%, 1/30/30	13,000	5,655
144A, 5.25%, 2/15/31	4,000	1,720
BellRing Brands, Inc., 144A, 7.00%, 3/15/30	10,000	9,688
Cheplapharm Arzneimittel GmbH, 144A, 5.50%, 1/15/28	10,000	8,400
Elanco Animal Health, Inc., 6.40%, 8/28/28	10,000	9,285
Embecta Corp., 144A, 5.00%, 2/15/30	10,000	8,575
Herbalife Nutrition Ltd / HLF Financing, Inc., 144A, 7.875%, 9/1/25	12,000	10,948

	Principal Amount	Value
Pharmaceuticals (Continued)
HLF Financing Sarl LLC / Herbalife International, Inc., 144A, 4.875%, 6/1/29	$12,000	$8,664
Jazz Securities DAC, 144A, 4.375%, 1/15/29	15,000	13,556
Lannett Co., Inc., 144A, 7.75%, 4/15/26	7,000	1,925
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 144A, 11.50%, 12/15/28	15,000	12,975
144A, 10.00%, 6/15/29	10,000	5,200
Option Care Health, Inc., 144A, 4.375%, 10/31/29	10,000	8,544
Organon & Co. / Organon Foreign Debt Co.-Issuer BV 144A, 4.125%, 4/30/28	15,000	13,575
144A, 5.125%, 4/30/31	59,000	52,652
Owens & Minor, Inc., 144A, 4.50%, 3/31/29 (a)	20,000	16,175
P&L Development LLC / PLD Finance Corp., 144A, 7.75%, 11/15/25	3,000	2,438
Perrigo Finance Unlimited Co., 4.40%, 6/15/30	20,000	17,195
Prestige Brands, Inc., 144A, 5.125%, 1/15/28	10,000	9,450

(Cost $387,493)		304,531

Diversified — 0.1%
Holding Companies-Diversified — 0.1%
Stena International SA, 144A, 6.125%, 2/1/25
(Cost $14,996)	15,000	13,991

Energy — 13.8%
Coal — 0.0%
SunCoke Energy, Inc., 144A, 4.875%, 6/30/29
(Cost $8,568)	10,000	8,425

Energy-Alternate Sources — 0.2%
Sunnova Energy Corp., 144A, 5.875%, 9/1/26 (a)	10,000	8,967
TerraForm Power Operating LLC 144A, 5.00%, 1/31/28	18,000	16,830
144A, 4.75%, 1/15/30	18,000	16,200

(Cost $45,997)		41,997

Oil & Gas — 6.9%
Aethon United BR LP / Aethon United Finance Corp., 144A, 8.25%, 2/15/26	28,000	28,035
Antero Resources Corp., 144A, 7.625%, 2/1/29	24,000	24,480
Apache Corp. 5.10%, 9/1/40	45,000	37,237
5.35%, 7/1/49	12,000	9,631
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A, 7.00%, 11/1/26	25,000	24,719

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
Callon Petroleum Co. 144A, 8.00%, 8/1/28	$10,000	$9,903
144A, 7.50%, 6/15/30	10,000	9,450
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 11.00%, 4/15/25	25,000	26,531
Chesapeake Energy Corp., 144A, 6.75%, 4/15/29	30,000	29,813
CNX Resources Corp. 144A, 7.25%, 3/14/27	2,000	1,997
144A, 6.00%, 1/15/29	15,000	14,175
Colgate Energy Partners III LLC, 144A, 5.875%, 7/1/29	15,000	13,875
Comstock Resources, Inc., 144A, 6.75%, 3/1/29	45,000	43,650
Crescent Energy Finance LLC, 144A, 7.25%, 5/1/26	15,000	14,555
CrownRock LP / CrownRock Finance, Inc., 144A, 5.625%, 10/15/25	35,000	34,037
CVR Energy, Inc., 144A, 5.25%, 2/15/25	30,000	28,834
Earthstone Energy Holdings LLC, 144A, 8.00%, 4/15/27	10,000	9,653
Encino Acquisition Partners Holdings LLC, 144A, 8.50%, 5/1/28	15,000	14,475
Endeavor Energy Resources LP / EER Finance, Inc., 144A, 5.75%, 1/30/28	20,000	19,784
Ensign Drilling, Inc., 144A, 9.25%, 4/15/24	10,000	9,300
Gulfport Energy Corp., 8.00%, 5/17/26	20,000	20,035
Hilcorp Energy I LP / Hilcorp Finance Co. 144A, 5.75%, 2/1/29	20,000	18,403
144A, 6.25%, 4/15/32	15,000	13,837
Ithaca Energy North Sea PLC, 144A, 9.00%, 7/15/26	10,000	9,975
Laredo Petroleum, Inc., 9.50%, 1/15/25	40,000	40,200
Matador Resources Co., 5.875%, 9/15/26	30,000	29,432
Moss Creek Resources Holdings, Inc., 144A, 7.50%, 1/15/26	20,000	18,708
Murphy Oil Corp. 5.75%, 8/15/25	26,000	26,014
6.125%, 12/1/42	13,000	10,238
Nabors Industries Ltd., 144A, 7.25%, 1/15/26	35,000	33,819
Nabors Industries, Inc., 144A, 7.375%, 5/15/27	20,000	19,550
Neptune Energy Bondco PLC, 144A, 6.625%, 5/15/25	27,000	26,460
Northern Oil and Gas, Inc., 144A, 8.125%, 3/1/28	10,000	9,788
Occidental Petroleum Corp. 3.50%, 8/15/29	15,000	13,669
6.625%, 9/1/30	40,000	41,830
6.45%, 9/15/36	40,000	40,412
6.60%, 3/15/46	12,000	12,255
4.10%, 2/15/47	40,000	31,700

	Principal Amount	Value
Oil & Gas (Continued)
Parkland Corp. 144A, 5.875%, 7/15/27	$10,000	$9,613
144A, 4.625%, 5/1/30	25,000	21,009
Patterson-UTI Energy, Inc. 3.95%, 2/1/28	10,000	8,820
5.15%, 11/15/29	10,000	8,984
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28	20,000	18,355
Precision Drilling Corp., 144A, 7.125%, 1/15/26	20,000	19,650
Range Resources Corp., 4.875%, 5/15/25	50,000	48,578
Rockcliff Energy II LLC, 144A, 5.50%, 10/15/29	10,000	9,163
SM Energy Co., 6.50%, 7/15/28	20,000	19,350
Southwestern Energy Co. 5.70%, 1/23/25	16,000	15,920
5.375%, 2/1/29	24,000	22,710
5.375%, 3/15/30	30,000	28,356
4.75%, 2/1/32	28,000	24,710
Strathcona Resources Ltd., 144A, 6.875%, 8/1/26	10,000	8,550
Sunoco LP / Sunoco Finance Corp. 6.00%, 4/15/27	30,000	29,775
4.50%, 5/15/29	24,000	20,901
Transocean Guardian Ltd., 144A, 5.875%, 1/15/24	54,279	53,330
Transocean, Inc. 144A, 7.50%, 1/15/26	25,000	21,233
144A, 11.50%, 1/30/27	15,000	15,248
144A, 8.00%, 2/1/27	10,000	8,225
6.80%, 3/15/38	15,000	9,628
Vermilion Energy, Inc., 144A, 6.875%, 5/1/30	10,000	9,300
Viper Energy Partners LP, 144A, 5.375%, 11/1/27	25,000	23,813
W&T Offshore, Inc., 144A, 9.75%, 11/1/23	20,000	19,835

(Cost $1,295,364)		1,295,515

Oil & Gas Services — 1.2%
Archrock Partners LP / Archrock Partners Finance Corp. 144A, 6.875%, 4/1/27	10,000	9,625
144A, 6.25%, 4/1/28	20,000	18,569
Bristow Group, Inc., 144A, 6.875%, 3/1/28	15,000	14,025
CGG SA, 144A, 8.75%, 4/1/27 (a)	13,000	11,096
CSI Compressco LP / CSI Compressco Finance, Inc., 144A, 7.50%, 4/1/25	10,000	9,225
Enerflex Ltd., 144A, 9.00%, 10/15/27	14,000	13,902
KCA Deutag UK Finance PLC, 144A, 9.875%, 12/1/25	16,000	15,240

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Oil & Gas Services (Continued)
Oceaneering International, Inc., 4.65%, 11/15/24	$19,000	$18,508
Transocean Proteus Ltd., 144A, 6.25%, 12/1/24	11,250	11,053
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	40,000	38,550
Weatherford International Ltd. 144A, 11.00%, 12/1/24	6,000	6,174
144A, 8.625%, 4/30/30	40,000	38,435
Welltec International ApS, 144A, 8.25%, 10/15/26	15,000	15,064

(Cost $224,329)		219,466

Pipelines — 5.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 5.75%, 1/15/28	50,000	47,500
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A, 7.625%, 12/15/25	15,000	15,173
Buckeye Partners LP 4.125%, 12/1/27	35,000	30,984
144A, 4.50%, 3/1/28	25,000	22,375
Cheniere Energy, Inc., 4.625%, 10/15/28	40,000	37,050
CNX Midstream Partners LP, 144A, 4.75%, 4/15/30	12,000	9,960
CQP Holdco LP / BIP-V Chinook Holdco LLC, 144A, 5.50%, 6/15/31	20,000	18,452
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 5.75%, 4/1/25	60,000	58,500
144A, 6.00%, 2/1/29	15,000	13,875
DT Midstream, Inc., 144A, 4.375%, 6/15/31	30,000	25,806
EnLink Midstream LLC 5.375%, 6/1/29	25,000	23,813
144A, 6.50%, 9/1/30	15,000	15,178
EnLink Midstream Partners LP 4.15%, 6/1/25	12,000	11,475
5.60%, 4/1/44	20,000	16,650
5.45%, 6/1/47	10,000	8,148
EQM Midstream Partners LP 144A, 6.50%, 7/1/27	40,000	39,500
5.50%, 7/15/28	25,000	23,226
144A, 4.50%, 1/15/29	15,000	13,219
144A, 4.75%, 1/15/31	25,000	21,156
6.50%, 7/15/48	10,000	7,875
Genesis Energy LP / Genesis Energy Finance Corp. 8.00%, 1/15/27	20,000	19,171
7.75%, 2/1/28	25,000	23,985
Global Partners LP / GLP Finance Corp., 7.00%, 8/1/27	15,000	14,250
Harvest Midstream I LP, 144A, 7.50%, 9/1/28	15,000	14,475

	Principal Amount	Value
Pipelines (Continued)
Hess Midstream Operations LP 144A, 5.625%, 2/15/26	$50,000	$49,375
144A, 4.25%, 2/15/30	30,000	25,691
Holly Energy Partners LP / Holly Energy Finance Corp., 144A, 5.00%, 2/1/28	25,000	22,781
Howard Midstream Energy Partners LLC, 144A, 6.75%, 1/15/27	10,000	9,321
ITT Holdings LLC, 144A, 6.50%, 8/1/29	20,000	17,284
New Fortress Energy, Inc. 144A, 6.75%, 9/15/25	10,000	9,817
144A, 6.50%, 9/30/26	25,000	24,226
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 7.50%, 2/1/26	40,000	36,300
NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, 11/1/23	20,000	19,223
NuStar Logistics LP, 5.625%, 4/28/27	40,000	37,700
Rockies Express Pipeline LLC, 144A, 4.95%, 7/15/29	35,000	31,675
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 144A, 8.50%, 10/15/26	25,000	24,031
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 144A, 5.50%, 1/15/28	25,000	22,750
144A, 6.00%, 12/31/30	20,000	18,150
Venture Global Calcasieu Pass LLC 144A, 3.875%, 8/15/29	25,000	21,688
144A, 4.125%, 8/15/31	10,000	8,675
144A, 3.875%, 11/1/33	20,000	16,325
Western Midstream Operating LP 4.75%, 8/15/28	25,000	23,188
4.30%, 2/1/30	50,000	44,750
5.45%, 4/1/44	25,000	20,656
5.30%, 3/1/48	15,000	12,511
5.50%, 2/1/50	15,000	12,375

(Cost $1,093,402)		1,040,288

Financial — 10.3%
Banks — 0.5%
Credit Suisse AG, 144A, 6.50%, 8/8/23	25,000	23,437
Freedom Mortgage Corp. 144A, 8.25%, 4/15/25	30,000	26,850
144A, 7.625%, 5/1/26	15,000	12,975
Intesa Sanpaolo SpA 144A, 4.198%, 6/1/32	18,000	13,205
144A, 4.95%, 6/1/42	14,000	9,185
Pacific Western Bank, 3.25%, 5/1/31	10,000	9,217
Popular, Inc., 6.125%, 9/14/23	6,000	6,045

(Cost $111,125)		100,914

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Diversified Financial Services — 3.9%
Advisor Group Holdings, Inc., 144A, 10.75%, 8/1/27	$15,000	$15,335
AerCap Holdings NV, 5.875%, 10/10/79 (a)	10,000	9,265
AG Issuer LLC, 144A, 6.25%, 3/1/28	10,000	9,375
AG TTMT Escrow Issuer LLC, 144A, 8.625%, 9/30/27	10,000	10,087
Ally Financial, Inc., 5.75%, 11/20/25	30,000	29,582
Armor Holdco, Inc., 144A, 8.50%, 11/15/29	10,000	7,525
Burford Capital Global Finance LLC, 144A, 6.875%, 4/15/30	10,000	9,100
Castlelake Aviation Finance DAC, 144A, 5.00%, 4/15/27	14,000	11,970
Cobra AcquisitionCo LLC, 144A, 6.375%, 11/1/29	10,000	6,600
Coinbase Global, Inc. 144A, 3.375%, 10/1/28	15,000	8,803
144A, 3.625%, 10/1/31	5,000	2,712
Curo Group Holdings Corp., 144A, 7.50%, 8/1/28	20,000	8,450
Enact Holdings, Inc., 144A, 6.50%, 8/15/25	20,000	19,500
Finance of America Funding LLC, 144A, 7.875%, 11/15/25	7,000	4,262
Global Aircraft Leasing Co. Ltd., 144A, 6.50%, 9/15/24, 6.50% Cash or 7.25% PIK, PIK	38,304	32,080
goeasy Ltd., 144A, 5.375%, 12/1/24	25,000	23,875
Home Point Capital, Inc., 144A, 5.00%, 2/1/26	10,000	6,075
Jane Street Group / JSG Finance, Inc., 144A, 4.50%, 11/15/29	10,000	8,800
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A, 5.00%, 8/15/28	20,000	16,806
LD Holdings Group LLC 144A, 6.50%, 11/1/25	15,000	9,825
144A, 6.125%, 4/1/28	5,000	2,575
LPL Holdings, Inc., 144A, 4.00%, 3/15/29	25,000	21,922
Midcap Financial Issuer Trust 144A, 6.50%, 5/1/28	20,000	17,550
144A, 5.625%, 1/15/30	12,000	9,540
Nationstar Mortgage Holdings, Inc. 144A, 6.00%, 1/15/27	20,000	18,282
144A, 5.50%, 8/15/28	31,000	26,118
Navient Corp., MTN, 5.625%, 8/1/33	25,000	18,171
NFP Corp. 144A, 4.875%, 8/15/28	14,000	12,250
144A, 6.875%, 8/15/28	45,000	38,287
OneMain Finance Corp. 6.875%, 3/15/25	120,000	116,850
7.125%, 3/15/26	10,000	9,713
5.375%, 11/15/29	20,000	16,804

	Principal Amount	Value
Diversified Financial Services (Continued)
PennyMac Financial Services, Inc. 144A, 4.25%, 2/15/29	$5,000	$3,931
144A, 5.75%, 9/15/31	15,000	12,050
PHH Mortgage Corp., 144A, 7.875%, 3/15/26	14,000	12,320
PRA Group, Inc., 144A, 5.00%, 10/1/29	11,000	9,020
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc. 144A, 2.875%, 10/15/26	18,000	15,440
144A, 3.625%, 3/1/29	10,000	8,125
144A, 3.875%, 3/1/31	20,000	15,571
144A, 4.00%, 10/15/33	20,000	14,850
SLM Corp., 4.20%, 10/29/25	10,000	9,225
StoneX Group, Inc., 144A, 8.625%, 6/15/25	10,000	10,141
United Wholesale Mortgage LLC 144A, 5.50%, 11/15/25	10,000	9,316
144A, 5.75%, 6/15/27	10,000	8,900
144A, 5.50%, 4/15/29	15,000	12,488
VistaJet Malta Finance PLC / XO Management Holding, Inc. 144A, 7.875%, 5/1/27	16,000	14,560
144A, 6.375%, 2/1/30	20,000	16,475

(Cost $810,487)		730,501

Insurance — 1.5%
Acrisure LLC / Acrisure Finance, Inc. 144A, 7.00%, 11/15/25	32,000	30,246
144A, 4.25%, 2/15/29	16,000	13,120
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 144A, 5.875%, 11/1/29	10,000	8,565
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 6.75%, 10/15/27	37,000	34,202
AmWINS Group, Inc., 144A, 4.875%, 6/30/29	15,000	13,013
AssuredPartners, Inc., 144A, 5.625%, 1/15/29	20,000	17,100
BroadStreet Partners, Inc., 144A, 5.875%, 4/15/29	14,000	11,970
Genworth Holdings, Inc., 6.609%, 11/15/36	5,000	3,025
Global Atlantic Fin Co., 144A, 4.70%, 10/15/51	15,000	11,342
HUB International Ltd., 144A, 7.00%, 5/1/26	46,000	45,669
Liberty Mutual Group, Inc. 144A, 7.80%, 3/15/37	10,000	11,100
144A, 4.125%, 12/15/51	10,000	7,875
144A, 4.30%, 2/1/61	10,000	5,825
MBIA, Inc., 5.70%, 12/1/34	10,000	8,525
MGIC Investment Corp., 5.25%, 8/15/28	30,000	27,525

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Insurance (Continued)
Ohio National Financial Services, Inc., 144A, 6.05%, 1/24/30	$12,000	$11,256
USI, Inc., 144A, 6.875%, 5/1/25	30,000	29,625

(Cost $318,230)		289,983

Real Estate — 0.8%
Cushman & Wakefield US Borrower LLC, 144A, 6.75%, 5/15/28	20,000	19,150
Five Point Operating Co. LP / Five Point Capital Corp., 144A, 7.875%, 11/15/25	10,000	8,550
Howard Hughes Corp. 144A, 5.375%, 8/1/28	32,000	29,050
144A, 4.375%, 2/1/31	10,000	8,278
Hunt Cos., Inc., 144A, 5.25%, 4/15/29	19,000	15,865
Kennedy-Wilson, Inc. 4.75%, 3/1/29	15,000	12,225
4.75%, 2/1/30	10,000	7,928
5.00%, 3/1/31	10,000	7,961
Newmark Group, Inc., 6.125%, 11/15/23	10,000	10,025
Realogy Group LLC / Realogy Co.-Issuer Corp. 144A, 5.75%, 1/15/29	15,000	11,212
144A, 5.25%, 4/15/30	15,000	11,100
WeWork Cos. LLC / WW Co.-Obligor, Inc., 144A, 5.00%, 7/10/25	10,000	4,550
WeWork Cos., Inc., 144A, 7.875%, 5/1/25	12,000	6,240

(Cost $185,015)		152,134

Real Estate Investment Trusts — 3.3%
Apollo Commercial Real Estate Finance, Inc., 144A, 4.625%, 6/15/29	10,000	8,025
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A, 5.75%, 5/15/26	45,000	43,401
Diversified Healthcare Trust 9.75%, 6/15/25	16,000	15,360
4.375%, 3/1/31	15,000	10,491
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 144A, 3.75%, 12/15/27	10,000	8,250
HAT Holdings I LLC / HAT Holdings II LLC, 144A, 3.75%, 9/15/30	20,000	14,350
Iron Mountain, Inc. 144A, 4.875%, 9/15/27	75,000	70,710
144A, 5.25%, 7/15/30	25,000	22,547
144A, 4.50%, 2/15/31	25,000	20,997
144A, 5.625%, 7/15/32	30,000	26,652
iStar, Inc., 4.75%, 10/1/24	25,000	24,719
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.25%, 2/1/27	20,000	17,500

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
MPT Operating Partnership LP / MPT Finance Corp. 5.00%, 10/15/27 (a)	$25,000	$21,470
3.50%, 3/15/31	25,000	17,750
Office Properties Income Trust, 3.45%, 10/15/31	20,000	12,758
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 144A, 7.50%, 6/1/25	10,000	10,087
144A, 5.875%, 10/1/28	11,000	10,215
144A, 4.875%, 5/15/29	10,000	8,587
RHP Hotel Properties LP / RHP Finance Corp., 144A, 4.50%, 2/15/29	10,000	8,775
Rithm Capital Corp., 144A, 6.25%, 10/15/25	20,000	18,100
RLJ Lodging Trust LP 144A, 3.75%, 7/1/26	10,000	9,125
144A, 4.00%, 9/15/29	10,000	8,410
SBA Communications Corp. 3.875%, 2/15/27	25,000	23,222
3.125%, 2/1/29	25,000	21,050
Service Properties Trust 4.50%, 6/15/23	25,000	24,906
4.65%, 3/15/24	10,000	9,675
7.50%, 9/15/25	12,000	11,640
4.95%, 2/15/27	15,000	12,391
4.95%, 10/1/29	25,000	18,365
Starwood Property Trust, Inc. 144A, 3.75%, 12/31/24	10,000	9,475
4.75%, 3/15/25	10,000	9,625
144A, 4.375%, 1/15/27	10,000	9,050
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, 7.875%, 2/15/25	30,000	30,272
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 144A, 4.75%, 4/15/28	13,000	10,923
144A, 6.50%, 2/15/29	23,000	16,963
XHR LP, 144A, 4.875%, 6/1/29	10,000	8,450

(Cost $684,057)		624,286

Venture Capital — 0.3%
Compass Group Diversified Holdings LLC, 144A, 5.25%, 4/15/29	18,000	15,826
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.25%, 5/15/26	35,000	34,354
5.25%, 5/15/27	10,000	9,237

(Cost $64,618)		59,417

Industrial — 11.8%
Aerospace/Defense — 2.4%
Bombardier, Inc. 144A, 7.50%, 3/15/25	10,000	10,034
144A, 7.125%, 6/15/26	20,000	19,800
144A, 7.875%, 4/15/27	45,000	44,390
144A, 7.45%, 5/1/34	10,000	9,815

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Aerospace/Defense (Continued)
Howmet Aerospace, Inc. 5.125%, 10/1/24	$60,000	$59,532
6.875%, 5/1/25	20,000	20,531
3.00%, 1/15/29	30,000	25,409
5.95%, 2/1/37	11,000	10,325
Spirit AeroSystems, Inc. 144A, 7.50%, 4/15/25	22,000	21,873
4.60%, 6/15/28	22,000	17,208
144A, 9.375%, 11/30/29	15,000	15,690
TransDigm, Inc. 144A, 8.00%, 12/15/25	40,000	40,910
144A, 6.25%, 3/15/26	27,000	26,867
6.375%, 6/15/26	25,000	24,569
7.50%, 3/15/27	50,000	50,375
4.875%, 5/1/29	35,000	30,888
Triumph Group, Inc., 144A, 6.25%, 9/15/24	25,000	23,875

(Cost $457,709)		452,091

Building Materials — 1.2%
Builders FirstSource, Inc. 144A, 5.00%, 3/1/30	25,000	22,308
144A, 4.25%, 2/1/32	15,000	12,244
Cornerstone Building Brands, Inc., 144A, 6.125%, 1/15/29	23,000	15,747
CP Atlas Buyer, Inc., 144A, 7.00%, 12/1/28	10,000	7,400
Griffon Corp., 5.75%, 3/1/28	20,000	18,703
JELD-WEN, Inc., 144A, 4.875%, 12/15/27	15,000	11,754
Masonite International Corp., 144A, 3.50%, 2/15/30	20,000	15,650
New Enterprise Stone & Lime Co., Inc., 144A, 5.25%, 7/15/28	20,000	18,100
Oscar AcquisitionCo LLC / Oscar Finance, Inc., 144A, 9.50%, 4/15/30	12,000	10,620
Smyrna Ready Mix Concrete LLC, 144A, 6.00%, 11/1/28	25,000	22,375
Standard Industries, Inc. 144A, 4.75%, 1/15/28	20,000	18,181
144A, 4.375%, 7/15/30	17,000	13,967
144A, 3.375%, 1/15/31	17,000	13,079
Summit Materials LLC / Summit Materials Finance Corp., 144A, 5.25%, 1/15/29	27,000	24,955
Victors Merger Corp., 144A, 6.375%, 5/15/29	10,000	6,500

(Cost $261,335)		231,583

Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc., 144A, 4.375%, 3/31/29	25,000	21,344
WESCO Distribution, Inc., 144A, 7.25%, 6/15/28	40,000	40,400

(Cost $64,404)		61,744

	Principal Amount	Value
Electronics — 1.2%
Atkore, Inc., 144A, 4.25%, 6/1/31	$10,000	$8,513
Coherent Corp., 144A, 5.00%, 12/15/29	20,000	17,737
Imola Merger Corp., 144A, 4.75%, 5/15/29	49,000	44,115
Sensata Technologies BV 144A, 5.625%, 11/1/24	100,000	100,000
144A, 4.00%, 4/15/29	22,000	19,305
Sensata Technologies, Inc., 144A, 3.75%, 2/15/31	20,000	16,688
TTM Technologies, Inc., 144A, 4.00%, 3/1/29	12,000	10,290

(Cost $230,942)		216,648

Engineering & Construction — 0.5%
AECOM, 5.125%, 3/15/27	25,000	24,447
Artera Services LLC, 144A, 9.033%, 12/4/25	15,000	12,445
Brand Industrial Services, Inc., 144A, 8.50%, 7/15/25	16,000	12,800
Cellnex Finance Co. SA, 144A, 3.875%, 7/7/41	12,000	8,223
Global Infrastructure Solutions, Inc., 144A, 7.50%, 4/15/32	10,000	7,875
Railworks Holdings LP / Railworks Rally, Inc., 144A, 8.25%, 11/15/28	10,000	9,325
TopBuild Corp., 144A, 4.125%, 2/15/32	10,000	8,050
Tutor Perini Corp., 144A, 6.875%, 5/1/25 (a)	15,000	13,013

(Cost $110,922)		96,178

Environmental Control — 0.8%
Clean Harbors, Inc. 144A, 4.875%, 7/15/27	11,000	10,367
144A, 5.125%, 7/15/29	5,000	4,600
Covanta Holding Corp., 5.00%, 9/1/30	18,000	15,469
GFL Environmental, Inc. 144A, 3.75%, 8/1/25	45,000	42,244
144A, 4.00%, 8/1/28	18,000	15,502
144A, 3.50%, 9/1/28	10,000	8,945
144A, 4.75%, 6/15/29	22,000	19,360
Madison IAQ LLC, 144A, 5.875%, 6/30/29	30,000	22,197
Stericycle, Inc., 144A, 3.875%, 1/15/29	10,000	8,725

(Cost $170,388)		147,409

Machinery-Construction & Mining — 0.3%
Terex Corp., 144A, 5.00%, 5/15/29	18,000	16,200
Vertiv Group Corp., 144A, 4.125%, 11/15/28	20,000	17,200

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Machinery-Construction & Mining (Continued)
Weir Group PLC, 144A, 2.20%, 5/13/26	$25,000	$22,109

(Cost $60,272)		55,509

Machinery-Diversified — 0.2%
GrafTech Finance, Inc., 144A, 4.625%, 12/15/28	15,000	12,581
Mueller Water Products, Inc., 144A, 4.00%, 6/15/29	10,000	8,650
SPX FLOW, Inc., 144A, 8.75%, 4/1/30	11,000	9,160
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 144A, 7.75%, 4/15/26	16,000	14,244

(Cost $45,408)		44,635

Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc., 144A, 6.375%, 6/15/30	15,000	14,444
Roller Bearing Co. of America, Inc., 144A, 4.375%, 10/15/29	10,000	8,812

(Cost $23,964)		23,256

Miscellaneous Manufacturing — 0.4%
Amsted Industries, Inc., 144A, 5.625%, 7/1/27	10,000	9,500
FXI Holdings, Inc. 144A, 7.875%, 11/1/24	10,000	8,336
144A, 12.25%, 11/15/26	10,000	8,225
Gates Global LLC / Gates Corp., 144A, 6.25%, 1/15/26	25,000	24,125
Hillenbrand, Inc. 5.75%, 6/15/25	15,000	15,057
3.75%, 3/1/31	10,000	8,200

(Cost $78,645)		73,443

Packaging & Containers — 3.7%
ARD Finance SA, 144A, 6.50%, 6/30/27, 6.50% Cash or 7.25% PIK, PIK	18,000	13,410
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 144A, 6.00%, 6/15/27	15,000	14,641
144A, 4.00%, 9/1/29	26,000	20,923
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 144A, 4.125%, 8/15/26	22,000	19,415
144A, 5.25%, 8/15/27 (a)	35,000	26,243
144A, 5.25%, 8/15/27	26,000	19,760
Ball Corp. 5.25%, 7/1/25	20,000	19,985
4.875%, 3/15/26	16,000	15,560
6.875%, 3/15/28	30,000	30,984
2.875%, 8/15/30	30,000	24,150
3.125%, 9/15/31	22,000	17,545
Berry Global, Inc., 144A, 5.625%, 7/15/27	25,000	24,250
Cascades, Inc./Cascades USA, Inc., 144A, 5.375%, 1/15/28	8,000	7,160

	Principal Amount	Value
Packaging & Containers (Continued)
Clydesdale Acquisition Holdings, Inc. 144A, 6.625%, 4/15/29	$10,000	$9,700
144A, 8.75%, 4/15/30	20,000	18,050
Crown Americas LLC / Crown Americas Capital Corp. V,4.25%, 9/30/26	30,000	28,500
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 2/1/26	20,000	19,468
Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	10,000	10,250
Graham Packaging Co., Inc., 144A, 7.125%, 8/15/28	10,000	8,500
Graphic Packaging International LLC 4.125%, 8/15/24	46,000	44,850
144A, 3.50%, 3/1/29	10,000	8,575
144A, 3.75%, 2/1/30	10,000	8,550
Intelligent Packaging Ltd Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC, 144A, 6.00%, 9/15/28	10,000	8,150
LABL, Inc. 144A, 10.50%, 7/15/27	10,000	9,250
144A, 5.875%, 11/1/28	25,000	22,250
Mauser Packaging Solutions Holding Co. 144A, 5.50%, 4/15/24	25,000	24,783
144A, 7.25%, 4/15/25	35,000	31,937
OI European Group BV, 144A, 4.75%, 2/15/30	10,000	8,650
Owens-Brockway Glass Container, Inc. 144A, 5.875%, 8/15/23	16,000	15,960
144A, 6.625%, 5/13/27	13,000	12,541
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., 144A, 4.375%, 10/15/28	15,000	13,050
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC, 144A, 4.00%, 10/15/27	20,000	17,646
Sealed Air Corp., 144A, 5.50%, 9/15/25	57,000	56,573
Silgan Holdings, Inc., 4.125%, 2/1/28	20,000	18,879
Trident TPI Holdings, Inc., 144A, 6.625%, 11/1/25	10,000	8,650
TriMas Corp., 144A, 4.125%, 4/15/29	10,000	8,563
Trivium Packaging Finance BV, 144A, 5.50%, 8/15/26	40,000	37,700

(Cost $761,387)		705,051

Transportation — 0.4%
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/28	10,000	8,966
Carriage Purchaser, Inc., 144A, 7.875%, 10/15/29	10,000	7,375
First Student Bidco, Inc. / First Transit Parent, Inc., 144A, 4.00%, 7/31/29	25,000	20,812
Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 144A, 10.75%, 7/1/25	10,000	9,431

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Transportation (Continued)
Watco Cos. LLC / Watco Finance Corp., 144A, 6.50%, 6/15/27	$13,000	$12,696
XPO Logistics, Inc., 144A, 6.25%, 5/1/25	11,000	11,193

(Cost $77,059)		70,473

Trucking & Leasing — 0.3%
AerCap Global Aviation Trust, 144A, 6.50%, 6/15/45	10,000	9,325
Fortress Transportation and Infrastructure Investors LLC 144A, 6.50%, 10/1/25	23,000	22,333
144A, 5.50%, 5/1/28	18,000	15,694

(Cost $50,924)		47,352

Technology — 4.4%
Computers — 1.5%
Ahead DB Holdings LLC, 144A, 6.625%, 5/1/28	10,000	8,175
Booz Allen Hamilton, Inc., 144A, 3.875%, 9/1/28	35,000	31,174
Condor Merger Sub, Inc., 144A, 7.375%, 2/15/30	30,000	24,750
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 144A, 6.00%, 11/1/29	7,000	5,766
Crowdstrike Holdings, Inc., 3.00%, 2/15/29	15,000	12,745
Diebold Nixdorf, Inc., 144A, 9.375%, 7/15/25	20,000	14,200
Exela Intermediate LLC / Exela Finance, Inc., 144A, 11.50%, 7/15/26	15,000	2,400
NCR Corp. 144A, 5.125%, 4/15/29	40,000	34,500
144A, 6.125%, 9/1/29	25,000	24,375
Presidio Holdings, Inc., 144A, 8.25%, 2/1/28	17,000	15,373
Seagate HDD Cayman 4.875%, 3/1/24	13,000	12,805
4.875%, 6/1/27 (a)	10,000	9,425
4.091%, 6/1/29	14,000	11,655
4.125%, 1/15/31	12,000	9,525
144A, 9.625%, 12/1/32	20,625	22,172
5.75%, 12/1/34	10,000	8,412
Unisys Corp., 144A, 6.875%, 11/1/27	11,000	7,944
Vericast Corp., 144A, 11.00%, 9/15/26	10,000	10,375
Virtusa Corp., 144A, 7.125%, 12/15/28	10,000	7,513

(Cost $317,413)		273,284

Office/Business Equipment — 0.2%
Pitney Bowes, Inc., 144A, 6.875%, 3/15/27	12,000	9,480
Xerox Corp., 6.75%, 12/15/39	16,000	12,560

	Principal Amount	Value
Office/Business Equipment (Continued)
Xerox Holdings Corp., 144A, 5.50%, 8/15/28	$25,000	$20,182

(Cost $53,685)		42,222

Semiconductors — 0.3%
Amkor Technology, Inc., 144A, 6.625%, 9/15/27	15,000	14,925
Entegris Escrow Corp., 144A, 5.95%, 6/15/30	20,000	18,750
Entegris, Inc. 144A, 4.375%, 4/15/28	10,000	8,875
144A, 3.625%, 5/1/29 (a)	10,000	8,459
ON Semiconductor Corp., 144A, 3.875%, 9/1/28	15,000	13,219

(Cost $70,002)		64,228

Software — 2.4%
AthenaHealth Group, Inc., 144A, 6.50%, 2/15/30	50,000	37,625
Black Knight InfoServ LLC, 144A, 3.625%, 9/1/28	12,000	10,852
Boxer Parent Co., Inc. 144A, 7.125%, 10/2/25	12,000	11,730
144A, 9.125%, 3/1/26	10,000	9,573
Camelot Finance SA, 144A, 4.50%, 11/1/26	15,000	14,258
Castle US Holding Corp., 144A, 9.50%, 2/15/28	10,000	5,120
Central Parent, Inc. / CDK Global, Inc., 144A, 7.25%, 6/15/29	10,000	9,797
Clarivate Science Holdings Corp., 144A, 4.875%, 7/1/29	34,000	29,282
Cloud Software Group Holdings, Inc., 144A, 6.50%, 3/31/29	68,000	59,659
Consensus Cloud Solutions, Inc., 144A, 6.50%, 10/15/28	16,000	14,560
Fair Isaac Corp., 144A, 4.00%, 6/15/28	20,000	18,400
MSCI, Inc. 144A, 4.00%, 11/15/29	10,000	8,887
144A, 3.875%, 2/15/31	20,000	17,476
144A, 3.625%, 11/1/31	15,000	12,488
144A, 3.25%, 8/15/33	20,000	15,817
Open Text Corp., 144A, 3.875%, 12/1/29	22,000	17,655
Open Text Holdings, Inc., 144A, 4.125%, 2/15/30	45,000	36,563
PTC, Inc., 144A, 3.625%, 2/15/25	25,000	23,875
Rackspace Technology Global, Inc., 144A, 5.375%, 12/1/28	20,000	9,266
ROBLOX Corp., 144A, 3.875%, 5/1/30	10,000	8,233
Rocket Software, Inc., 144A, 6.50%, 2/15/29	10,000	7,913
SS&C Technologies, Inc., 144A, 5.50%, 9/30/27	20,000	19,231

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Software (Continued)
Twilio, Inc., 3.875%, 3/15/31	$25,000	$20,500
Veritas US, Inc. / Veritas Bermuda Ltd., 144A, 7.50%, 9/1/25	40,000	29,025

(Cost $523,514)		447,785

Utilities — 1.5%
Electric — 1.2%
Algonquin Power & Utilities Corp., 4.75%, 1/18/82	15,000	12,337
Atlantica Sustainable Infrastructure PLC, 144A, 4.125%, 6/15/28	10,000	8,875
Calpine Corp. 144A, 5.25%, 6/1/26	21,000	20,213
144A, 5.125%, 3/15/28	25,000	22,625
144A, 4.625%, 2/1/29	20,000	17,346
144A, 5.00%, 2/1/31	5,000	4,331
144A, 3.75%, 3/1/31	17,000	14,089
Clearway Energy Operating LLC 144A, 4.75%, 3/15/28	50,000	46,774
144A, 3.75%, 2/15/31	21,000	17,782
NextEra Energy Operating Partners LP, 144A, 4.50%, 9/15/27	34,000	32,173
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144A, 4.50%, 8/15/28	20,000	18,036
Pike Corp., 144A, 5.50%, 9/1/28	10,000	8,897

(Cost $242,089)		223,478

	Principal Amount	Value
Gas — 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	$50,000	$49,375
5.875%, 8/20/26	20,000	19,275

(Cost $70,748)		68,650

TOTAL CORPORATE BONDS
(Cost $20,505,307)		18,549,812

	Number of Shares
SECURITIES LENDING COLLATERAL — 1.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69% (c)(d)
(Cost $281,919)	281,919	281,919

CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 3.74% (c)
(Cost $135,144)	135,144	135,144

TOTAL INVESTMENTS — 100.3%
(Cost $20,922,370)		$18,966,875
Other assets and liabilities, net — (0.3%)		(48,364)

NET ASSETS — 100.0%		$18,918,511

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022
CORPORATE BONDS — 0.0%
Financial — 0.0%
Deutsche Bank AG, 4.500%, 4/01/25 (e)
49,978	—	(46,853)		(5,709)	2,584	948	—	—	—
Deutsche Bank AG, 3.729%, 1/14/32 (e)
25,278	—	(20,917)		(3,952)	(409)	467	—	—	—
Deutsche Bank AG, 3.742%, 1/07/33 (e)
24,707	—	(20,817)		(7,330)	3,440	429	—	—	—

SECURITIES LENDING COLLATERAL — 1.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69% (c)(d)
302,229	—	(20,310	)(f)	—	—	2,670	—	281,919	281,919

CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 3.74% (c)
412,215	1,251,493	(1,528,564)		—	—	2,405	—	135,144	135,144

814,407	1,251,493	(1,637,461)		(16,991)	5,615	6,919	—	417,063	417,063

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2022 (Unaudited)

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $298,933, which is 1.6% of net assets.

(b)	Perpetual, callable security with no stated maturity date.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $26,192.

(e)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

MTN:	Medium Term Note
PIK:	Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT:	Real Estate Investment Trust
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$18,549,812	$—	$18,549,812
Short-Term Investments (a)	417,063	—	—	417,063

TOTAL	$417,063	$18,549,812	$—	$18,966,875

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF

November 30, 2022 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS — 98.5%
Arizona — 1.6%
City of Mesa AZ Utility System Revenue, Multiple Utility Revenue, Series A, 5.00%, 7/1/43	$500,000	$539,676
City of Phoenix Civic Improvement Corp., Intergovernmental, Series A, 5.00%, 7/1/45	705,000	771,855
Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue, Series A, 5.00%, 1/1/33	35,000	38,673
Series A, 5.00%, 1/1/36	15,000	16,336
Series A, 5.00%, 1/1/47	500,000	540,205
Series A, 3.00%, 1/1/49	65,000	49,825

(Cost $2,069,470)		1,956,570

California — 18.6%
Bay Area Toll Authority, Highway Revenue Tolls, Sub-Series S-8, 3.00%, 4/1/54	535,000	398,216
City of Los Angeles Department of Airports, Private Airport & Marina Revenue, Series A, 5.00%, 5/15/35	25,000	27,921
Series A, 5.00%, 5/15/36	35,000	38,942
5.00%, 5/15/37	45,000	49,857
Series A, 5.00%, 5/15/38	300,000	331,444
5.00%, 5/15/39	40,000	44,030
5.00%, 5/15/40	55,000	60,300
Series D, AMT, 5.00%, 5/15/43	125,000	129,292
Series A, AMT, 4.00%, 5/15/44	1,225,000	1,142,873
Series C, AMT, 5.00%, 5/15/44	200,000	205,106
Series E, 5.00%, 5/15/44	25,000	26,694
Series F, AMT, 5.00%, 5/15/44	200,000	206,447
Series B, 5.00%, 5/15/45	260,000	283,360
Series C, AMT, 5.00%, 5/15/45	50,000	51,792
Series A, AMT, 5.00%, 5/15/46	600,000	621,828
Series B, 5.00%, 5/15/48	250,000	271,210
Series E, 5.00%, 5/15/48	20,000	21,343
Series F, AMT, 3.00%, 5/15/49	330,000	239,356
Series F, AMT, 4.00%, 5/15/49	500,000	453,618
Series D, AMT, 5.00%, 5/15/49	100,000	102,424
Series C, AMT, 4.00%, 5/15/50	500,000	459,722
Series A, AMT, 5.00%, 5/15/51	135,000	139,130
City of Sacramento CA Transient Occupancy Tax Revenue, Hotel Occupancy Tax, Series A, 5.00%, 6/1/48	25,000	26,115
City of San Francisco CA Public Utilities Commission Water Revenue, Water Revenue, Series D, 3.00%, 11/1/50	340,000	246,391
Series C, 4.00%, 11/1/50	1,000,000	953,894
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Sales Tax Revenue, Series A, 4.00%, 6/1/39	40,000	41,067

	Principal Amount	Value
California (Continued)
Series A, 5.00%, 7/1/44	$430,000	$461,979
Los Angeles Department of Water & Power Power System Revenue, Electric, Power & Light Revenue, Series D, 5.00%, 7/1/34	45,000	49,863
Series B, 5.00%, 7/1/40	260,000	287,949
Series D, 5.00%, 7/1/44	125,000	135,322
Series A, 5.00%, 7/1/45	60,000	64,550
Series C, 5.00%, 7/1/49	635,000	683,175
Los Angeles Department of Water & Power Water System Revenue, Water Revenue, Series A, 5.00%, 7/1/41	270,000	298,598
Series B, 5.00%, 7/1/43	315,000	338,708
Series A, 5.00%, 7/1/48	210,000	222,872
Series A, 5.00%, 7/1/50	210,000	227,395
Los Angeles Department of Water & Power, Electric, Power & Light Revenue, Series B, 5.00%, 7/1/45	45,000	49,116
Series B, 5.00%, 7/1/48	500,000	545,173
Series A, 5.00%, 7/1/51	1,000,000	1,087,173
Metropolitan Water District of Southern California, Water Revenue, Series C, 5.00%, 7/1/39	25,000	28,128
Series C, 5.00%, 7/1/40	100,000	111,884
Series A, 5.00%, 10/1/45	225,000	246,631
Riverside County Transportation Commission, Highway Revenue Tolls, 4.00%, 6/1/40	50,000	47,811
Series B-1, 4.00%, 6/1/46	10,000	9,255
Series B-1, 3.00%, 6/1/49	800,000	587,264
Sacramento County Sanitation Districts Financing Authority, Intergovernmental, 5.00%, 12/1/33	30,000	34,842
Sacramento Municipal Utility District, Electric, Power & Light Revenue, Series H, 5.00%, 8/15/50	40,000	43,331
San Diego County Regional Airport Authority, Private Airport & Marina Revenue, Series A, 5.00%, 7/1/49	200,000	207,243
Series B, AMT, 4.00%, 7/1/51	250,000	222,646
Series A, 5.00%, 7/1/51	500,000	521,611
Series B, AMT, 5.00%, 7/1/51	500,000	510,490
Series A, 5.00%, 7/1/56	1,300,000	1,355,624
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 5/1/37	515,000	539,924
Series A, AMT, 5.00%, 5/1/39	50,000	52,049
AMT, 5.00%, 5/1/43	320,000	327,864
Series A, AMT, 5.00%, 5/1/44	810,000	831,411
Series E, AMT, 5.00%, 5/1/45	1,225,000	1,255,346
Series D, AMT, 5.00%, 5/1/48	75,000	76,327
Series E, 5.00%, 5/1/48	25,000	25,817
Series D, AMT, 5.25%, 5/1/48	870,000	896,121
Series A, AMT, 4.00%, 5/1/49	1,000,000	907,294

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
California (Continued)
Series A, AMT, 5.00%, 5/1/49	$200,000	$203,943
Series E, AMT, 5.00%, 5/1/50	370,000	376,999
Series F, 5.00%, 5/1/50	900,000	932,672
San Francisco City & County Public Utilities Commission Wastewater Revenue, Sewer Revenue, Series A, 4.00%, 10/1/43	110,000	109,886
San Francisco Municipal Transportation Agency, Transit Revenue, Series C, 4.00%, 3/1/51	40,000	37,428
Series C, 5.00%, 3/1/51	500,000	535,181
Southern California Public Power Authority, Natural Gas Revenue, Series A, 5.00%, 11/1/33	570,000	609,625
State of California Department of Water Resources, Water Revenue, Series BB, 5.00%, 12/1/33	45,000	52,277
Series BB, 5.00%, 12/1/34	25,000	28,927
Series BB, 5.00%, 12/1/35	45,000	51,852

(Cost $26,200,341)		22,801,948

Colorado — 4.1%
Arkansas River Power Authority, Electric, Power & Light Revenue, Series A, 5.00%, 10/1/43	215,000	216,467
City & County of Denver Co. Airport System Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 12/1/32	285,000	302,640
Series A, AMT, 5.00%, 12/1/34	350,000	367,464
Series A, AMT, 5.00%, 12/1/35	1,000,000	1,045,972
Sub-Series A, AMT, 5.00%, 12/1/36	300,000	324,542
Series A, AMT, 5.00%, 12/1/37	20,000	20,805
Series A, AMT, 5.00%, 12/1/38	320,000	332,068
Series A, AMT, 4.00%, 12/1/43	650,000	601,738
Series A, AMT, 5.00%, 12/1/43	325,000	331,867
Series A, AMT, 5.00%, 12/1/48	700,000	710,279
Sub-Series B, 5.00%, 12/1/48	40,000	41,432
City & County of Denver Co. Dedicated Excise Tax Revenue, Hotel Occupancy Tax, Series A, 4.00%, 8/1/51	700,000	681,818
City of Colorado Springs CO Utilities System Revenue, Multiple Utility Revenue, Series B, 4.00%, 11/15/51	100,000	95,697

(Cost $5,585,039)		5,072,789

Connecticut — 0.3%
State of Connecticut Special Tax Revenue, Fuel Sales Tax Revenue, 5.00%, 5/1/34	25,000	28,247
5.00%, 5/1/37	100,000	111,217
5.00%, 5/1/38	100,000	110,886
5.00%, 5/1/40	120,000	131,989

(Cost $427,672)		382,339

	Principal Amount	Value
District of Columbia — 4.2%
District of Columbia Water & Sewer Authority, Water Revenue, Series B, 5.00%, 10/1/49	$250,000	$263,842
District of Columbia, Income Tax Revenue, Series A, 4.00%, 3/1/39	110,000	111,605
Series A, 4.00%, 3/1/40	105,000	106,108
Series C, 5.00%, 5/1/45	170,000	184,329
Metropolitan Washington Airports Authority Aviation Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 10/1/46	850,000	875,766
Series A, AMT, 5.00%, 10/1/48	175,000	178,390
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Highway Revenue Tolls, Series B, 4.00%, 10/1/44	1,000,000	897,468
Series B, 5.00%, 10/1/47	500,000	509,281
Series B, 4.00%, 10/1/49	300,000	261,519
Series B, 3.00%, 10/1/50	800,000	573,929
Series B, 4.00%, 10/1/53	1,350,000	1,156,663

(Cost $6,198,095)		5,118,900

Florida — 8.8%
Broward County FL Water & Sewer Utility Revenue, Water Revenue, Series A, 4.00%, 10/1/47	240,000	232,694
Central Florida Expressway Authority, Highway Revenue Tolls, Series D, 5.00%, 7/1/35	40,000	44,896
City of Gainesville FL Utilities System Revenue, Multiple Utility Revenue, Series A, 5.00%, 10/1/44	380,000	402,731
Series A, 5.00%, 10/1/47	215,000	224,483
City of Tampa FL Water & Wastewater System Revenue, Water Revenue, Series A, 5.00%, 10/1/54	1,000,000	1,082,293
County of Broward FL Airport System Revenue, Private Airport & Marina Revenue, Series A, AMT, 4.00%, 10/1/44	100,000	91,915
Series A, AMT, 4.00%, 10/1/49	150,000	135,125
County of Broward Fl Port Facilities Revenue, Private Airport & Marina Revenue, Series B, 4.00%, 9/1/49	55,000	46,964
County of Broward FL Port Facilities Revenue, Private Airport & Marina Revenue, Series B, AMT, 4.00%, 9/1/44	500,000	447,600
County of Miami-Dade FL Aviation Revenue, Private Airport & Marina Revenue, Series A, AMT, 4.00%, 10/1/44	400,000	357,985
Series A, AMT, 5.00%, 10/1/44	1,000,000	1,018,465
Series A, AMT, 5.00%, 10/1/49	380,000	384,569

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Florida (Continued)
County of Miami-Dade FL Transit System, Sales Tax Revenue, Series A, 4.00%, 7/1/49	$500,000	$465,454
Series A, 4.00%, 7/1/50	90,000	83,602
County of Miami-Dade Fl Water & Sewer System Revenue, Water Revenue, 4.00%, 10/1/51	100,000	90,186
County of Miami-Dade FL Water & Sewer System Revenue, Water Revenue, Series B, 4.00%, 10/1/44	475,000	463,136
4.00%, 10/1/46	255,000	244,224
4.00%, 10/1/48	400,000	379,928
4.00%, 10/1/48	40,000	37,993
Series B, 3.00%, 10/1/49	495,000	369,944
Series B, 4.00%, 10/1/49	500,000	477,073
4.00%, 10/1/51	275,000	257,623
Greater Orlando Aviation Authority, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 10/1/44	165,000	169,601
Series A, AMT, 4.00%, 10/1/49	500,000	454,697
Series A, AMT, 4.00%, 10/1/52	500,000	450,391
Sub-Series A, AMT, 5.00%, 10/1/52	605,000	608,167
Series A, AMT, 3.25%, 10/1/54	250,000	186,797
Hillsborough County Aviation Authority, Private Airport & Marina Revenue, Series F, 5.00%, 10/1/48	195,000	204,876
Hillsborough County Aviation Authority, Private Airport & Marina Revenue, Series A, AMT, 4.00%, 10/1/52	500,000	450,391
Putnam County Development Authority, Electric, Power & Light Revenue, 5.00%, 3/15/42	40,000	42,814
State of Florida Department of Transportation Turnpike System Revenue, Highway Revenue Tolls, Series C, 3.00%, 7/1/46	425,000	336,600
Tampa-Hillsborough County Expressway Authority, Highway Revenue Tolls, Series B, 4.00%, 7/1/42	600,000	593,554

(Cost $12,591,928)		10,836,771

Georgia — 2.3%
City of Atlanta GA Department of Aviation, Private Airport & Marina Revenue, Series B, AMT, 4.00%, 7/1/49	200,000	181,399
Development Authority of Burke County, Electric, Power & Light Revenue, Series C, 4.125%, 11/1/45	25,000	22,703
Series D, 4.125%, 11/1/45	355,000	322,380
Georgia Ports Authority, Private Airport & Marina Revenue, 4.00%, 7/1/51	765,000	725,075
Georgia Ports Authority, Private Airport & Marina Revenue, 4.00%, 7/1/52	320,000	302,701
Main Street Natural Gas, Inc., Natural Gas Revenue, Series A, 5.00%, 5/15/43	30,000	30,192

	Principal Amount	Value
Georgia (Continued)
Municipal Electric Authority of Georgia, Nuclear Revenue, Series A, 5.00%, 1/1/62	$500,000	$509,967
Series A, 5.50%, 7/1/63	750,000	771,020

(Cost $3,007,988)		2,865,437

Hawaii — 0.8%
State of Hawaii Airports System Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 7/1/43	400,000	408,119
State of Hawaii Airports System Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 7/1/51	500,000	511,464

(Cost $977,822)		919,583

Illinois — 6.5%
Chicago O’hare International Airport, Private Airport & Marina Revenue, Series A, 5.00%, 1/1/48	200,000	202,859
Series A, AMT, 5.00%, 1/1/55	500,000	502,317
Chicago O’Hare International Airport, Private Airport & Marina Revenue, Series A, 4.00%, 1/1/35	55,000	54,996
Series A, 5.00%, 1/1/35	650,000	701,756
Series A, 4.00%, 1/1/36	280,000	279,957
Series A, AMT, 4.00%, 1/1/43	115,000	105,691
Series B, 4.00%, 1/1/44	175,000	164,984
Series B, 5.00%, 1/1/48	1,285,000	1,317,014
Series B, 4.00%, 1/1/53	130,000	122,081
Series A, AMT, 4.375%, 1/1/53	25,000	23,485
Series B, 5.00%, 1/1/53	500,000	511,137
Chicago Transit Authority Sales Tax Receipts Fund, Sales Tax Revenue, Series A, 5.00%, 12/1/57	800,000	818,888
Illinois Finance Authority, Water Revenue, 4.00%, 7/1/38	25,000	25,466
Illinois State Toll Highway Authority, Highway Revenue Tolls, Series A, 5.00%, 1/1/41	30,000	32,005
Series A, 5.00%, 1/1/42	550,000	573,521
Series A, 4.00%, 1/1/44	850,000	824,338
Series A, 5.00%, 1/1/44	800,000	839,725
Series A, 5.00%, 1/1/45	775,000	818,739

(Cost $8,726,096)		7,918,959

Louisiana — 0.3%
East Baton Rouge Sewerage Commission, Sewer Revenue, Series A, 4.00%, 2/1/45	245,000	236,038
Jefferson Sales Tax District, Sales Tax Revenue, Series B, 4.00%, 12/1/42	115,000	112,815

(Cost $413,337)		348,853

Maine — 0.0%
Maine Turnpike Authority, Highway Revenue Tolls, 5.00%, 7/1/47 (Cost $45,991)	40,000	42,623

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Maryland — 0.5%
Maryland State Transportation Authority, Highway Revenue Tolls, 4.00%, 7/1/50 (Cost $757,982)	$650,000	$629,412

Massachusetts — 1.6%
Commonwealth of Massachusetts, Hotel Occupancy Tax, 5.50%, 1/1/34	185,000	217,656
Massachusetts Bay Transportation Authority Sales Tax Revenue, Sales Tax Revenue, Series B-1, 5.00%, 7/1/50	35,000	37,139
Series A-1, 4.00%, 7/1/51	205,000	196,576
Massachusetts Port Authority, Private Airport & Marina Revenue, Series C, AMT, 5.00%, 7/1/44	400,000	414,960
Series E, AMT, 5.00%, 7/1/46	500,000	521,305
Series E, AMT, 5.00%, 7/1/51	505,000	522,445

(Cost $2,147,376)		1,910,081

Michigan — 1.6%
Lansing Board of Water & Light, Electric, Power & Light Revenue, Series A, 5.00%, 7/1/44	600,000	638,324
Series A, 5.00%, 7/1/48	90,000	95,341
State of Michigan Trunk Line Revenue, Fuel Sales Tax Revenue, Series B, 4.00%, 11/15/45	1,300,000	1,277,016

(Cost $2,222,712)		2,010,681

Nevada — 1.5%
City of Reno NV, Sales Tax Revenue, Series A, 4.00%, 6/1/58	145,000	128,968
County of Clark NV, Fuel Sales Tax Revenue, 4.00%, 7/1/40	500,000	495,384
County of Washoe NV, Fuel Sales Tax Revenue, 5.00%, 2/1/42	50,000	53,553
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax, Series B, 5.00%, 7/1/43	840,000	871,702
Series B, 4.00%, 7/1/49	290,000	261,917

(Cost $1,913,611)		1,811,524

New Jersey — 2.0%
New Jersey Turnpike Authority, Highway Revenue Tolls, Series G, 4.00%, 1/1/33	130,000	133,871
Series B, 5.00%, 1/1/34	130,000	141,627
Series G, 4.00%, 1/1/35	75,000	76,451
Series G, 5.00%, 1/1/37	40,000	42,899
Series B, 5.00%, 1/1/40	100,000	106,348
Series G, 4.00%, 1/1/43	1,010,000	991,589
Series A, 4.00%, 1/1/48	45,000	43,000
Series A, 5.00%, 1/1/48	740,000	781,367

	Principal Amount	Value
New Jersey (Continued)
South Jersey Transportation Authority, Highway Revenue Tolls, Series A, 4.625%, 11/1/47	$100,000	$99,217

(Cost $2,527,904)		2,416,369

New York — 16.3%
Long Island Power Authority, Electric, Power & Light Revenue, 5.00%, 9/1/34	50,000	54,313
5.00%, 9/1/38	190,000	202,466
Metropolitan Transportation Authority, Transit Revenue, Series D, 5.00%, 11/15/32	25,000	25,760
Series C-1, 5.00%, 11/15/33	30,000	30,808
Series C-1, 5.00%, 11/15/34	50,000	51,142
Series C-1, 4.00%, 11/15/35	30,000	27,959
Series C-1, 4.00%, 11/15/37	155,000	141,610
Series C-1, 4.00%, 11/15/38	180,000	162,640
Series D, 4.00%, 11/15/42	430,000	374,376
Series A, Sub-Series A-2, 5.00%, 11/15/44	100,000	104,709
Series E, 4.00%, 11/15/45	1,000,000	851,685
Series C-1, 4.75%, 11/15/45	500,000	487,424
Sub-Series A, 5.00%, 11/15/45	75,000	73,750
Series A, 4.00%, 11/15/46	150,000	137,032
Series D, 4.00%, 11/15/46	790,000	669,322
Series D-2, 4.00%, 11/15/48	630,000	528,486
Series A-1-GROUP 1, 5.00%, 11/15/48	600,000	588,665
Series D-3, 4.00%, 11/15/49	140,000	116,769
Series A-1, 4.00%, 11/15/50	35,000	31,431
Series D-3, 4.00%, 11/15/50	250,000	207,419
Series C-1, 5.00%, 11/15/50	700,000	686,851
Series A-1, 4.00%, 11/15/52	775,000	636,257
Series B, 5.00%, 11/15/52	115,000	112,664
Series A-1-GROUP 2, 4.00%, 11/15/54	345,000	305,219
Series C-1, 5.25%, 11/15/55	250,000	252,504
New York City Municipal Water Finance Authority, Water Revenue, Series FF, 5.00%, 6/15/39	35,000	37,380
Series AA, 4.00%, 6/15/40	490,000	490,583
Series EE-2, 4.00%, 6/15/40	30,000	30,033
Series AA, 5.00%, 6/15/40	95,000	102,648
Series FF, 5.00%, 6/15/40	100,000	106,451
Sub-Series EE-2, 5.00%, 6/15/40	535,000	575,359
4.00%, 6/15/42	400,000	399,498
Series AA-2, 4.00%, 6/15/42	100,000	99,875
Series BB2, 4.00%, 6/15/42	40,000	39,950
Series CC-2, 4.00%, 6/15/42	25,000	24,969
Series BB-1, 5.00%, 6/15/44	140,000	152,188
Series BB-1, 4.00%, 6/15/45	255,000	247,265
Series BB-1, 4.00%, 6/15/49	200,000	190,849
Series CC-1, 4.00%, 6/15/49	200,000	190,849
Series FF-1, 4.00%, 6/15/49	15,000	14,314
Series BB-1, 5.00%, 6/15/49	270,000	287,257
Series DD-1, 5.00%, 6/15/49	400,000	420,485
Series DD-1, 5.25%, 6/15/49	70,000	74,734
Series BB-1, 4.00%, 6/15/50	285,000	271,066

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
New York (Continued)
Series GG-1, 4.00%, 6/15/50	$305,000	$290,088
Sub-Series DD-1, 4.00%, 6/15/50	600,000	570,666
Series AA-1, 5.00%, 6/15/50	140,000	149,393
Series AA-1, 3.00%, 6/15/51	300,000	228,419
Series CC-1, 5.00%, 6/15/51	250,000	267,374
New York Power Authority, Electric, Power & Light Revenue, Series A, 4.00%, 11/15/45	35,000	34,229
Series A, 4.00%, 11/15/47	115,000	110,970
Series A, 4.00%, 11/15/50	75,000	72,130
Series A, 4.00%, 11/15/55	500,000	473,230
Series A, 3.25%, 11/15/60	1,760,000	1,304,506
Series A, 4.00%, 11/15/60	525,000	490,491
New York State Dormitory Authority, Income Tax Revenue, Series A, 4.00%, 3/15/37	225,000	227,352
New York State Environmental Facilities Corp., Water Revenue, Series A, 5.00%, 6/15/51	500,000	546,380
Port Authority of New York & New Jersey, Private Airport & Marina Revenue, Series 224, 4.00%, 7/15/51	15,000	14,216
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Sales Tax Revenue, Series A, 4.00%, 5/15/57	1,000,000	933,481
Triborough Bridge & Tunnel Authority, Miscellaneous Taxes, Series C-1A, 4.00%, 5/15/46	600,000	578,036
Series C-3, 3.00%, 5/15/51	895,000	676,051
Series A-1, 5.00%, 5/15/51	2,000,000	2,126,055
Series C-1A, 5.00%, 5/15/51	225,000	240,051

(Cost $23,313,011)		19,950,132

Ohio — 1.2%
Franklin County Convention Facilities Authority, Industrial Revenue, 5.00%, 12/1/51	100,000	96,883
Northeast Ohio Regional Sewer District, Sewer Revenue, 4.00%, 11/15/43	60,000	59,722
Ohio Turnpike & Infrastructure Commission, Highway Revenue Tolls, Series A, 4.00%, 2/15/46	10,000	9,684
Series A, 5.00%, 2/15/46	275,000	300,528
Ohio Water Development Authority Water Pollution Control Loan Fund, Water Revenue, Series A, 5.00%, 12/1/50	750,000	806,985
Ohio Water Development Authority, Intergovernmental, 5.00%, 6/1/46	225,000	247,611

(Cost $1,725,589)		1,521,413

Oregon — 1.0%
Port of Portland OR Airport Revenue, Private Airport & Marina Revenue, Series 25B, AMT, 5.00%, 7/1/44	315,000	323,514
Series 28, AMT, 4.00%, 7/1/47	500,000	450,077

	Principal Amount	Value
Oregon (Continued)
Series TWENTY-SEVEN-A, AMT, 4.00%, 7/1/50	$500,000	$443,740
State of Oregon Department of Transportation, Fuel Sales Tax Revenue, Series A, 4.00%, 11/15/42	60,000	60,186

(Cost $1,399,378)		1,277,517

Pennsylvania — 6.4%
Allegheny County Airport Authority, Private Airport & Marina Revenue, Series A, AMT, 4.00%, 1/1/46	700,000	633,425
Series A, AMT, 5.00%, 1/1/51	500,000	509,649
Series A, AMT, 4.00%, 1/1/56	500,000	432,114
Chester County Industrial Development Authority, Recreational Revenue, 4.00%, 12/1/51	245,000	227,494
City of Philadelphia PA Water & Wastewater, Water Revenue, Series A, 5.00%, 10/1/43	25,000	26,270
Series A, 5.00%, 11/1/45	515,000	546,409
Series A, 5.00%, 10/1/48	35,000	36,422
Series A, 5.00%, 11/1/50	500,000	526,172
Pennsylvania Turnpike Commission, Fran. Tax & Bus. LIC Fees, Series B, 5.00%, 12/1/43	115,000	119,260
Series A, 5.25%, 12/1/44	565,000	602,641
Series A, 5.00%, 12/1/48	480,000	500,017
Pennsylvania Turnpike Commission, Highway Revenue Tolls, Series A, 3.00%, 12/1/42	160,000	125,363
Series A, 5.00%, 12/1/44	230,000	244,207
Series A, 4.00%, 12/1/46	20,000	19,084
Series B, 4.00%, 12/1/46	390,000	372,146
Series C, 5.00%, 12/1/46	45,000	47,337
Series A, 5.00%, 12/1/47	55,000	57,763
Sub-Series A, 4.00%, 12/1/49	285,000	273,605
Series A, 5.00%, 12/1/49	15,000	15,619
Series A, 4.00%, 12/1/50	255,000	225,850
Series B, 5.00%, 12/1/50	1,705,000	1,782,144
Series B, 3.00%, 12/1/51	200,000	143,283
Series A, 4.00%, 12/1/51	65,000	61,894
Series B, 4.00%, 12/1/51	300,000	267,829
Series B, 5.00%, 12/1/51	15,000	15,730

(Cost $8,962,801)		7,811,727

South Carolina — 0.8%
South Carolina Public Service Authority, Electric, Power & Light Revenue, Series A, 4.00%, 12/1/42	475,000	436,686
Series A, 4.00%, 12/1/52	600,000	514,774

(Cost $1,082,512)		951,460

Tennessee — 1.8%
Metropolitan Government of Nashville & Davidson County TN Electric Revenue, Electric, Power & Light Revenue, Series A, 5.00%, 5/15/46	245,000	267,415

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Tennessee (Continued)
Metropolitan Nashville Airport Authority, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 7/1/49	$125,000	$127,600
Series B, AMT, 4.00%, 7/1/54	550,000	476,766
Series A, 5.00%, 7/1/54	805,000	832,908
Series B, AMT, 5.00%, 7/1/54	500,000	505,781

(Cost $2,534,957)		2,210,470

Texas — 8.3%
Central Texas Regional Mobility Authority, Highway Revenue Tolls, Series E, 5.00%, 1/1/45	100,000	104,481
Series B, 5.00%, 1/1/46	300,000	312,783
Series B, 4.00%, 1/1/51	50,000	45,667
City of Austin TX Electric Utility Revenue, Electric, Power & Light Revenue, Series B, 5.00%, 11/15/44	125,000	133,223
Series B, 5.00%, 11/15/49	125,000	132,594
City of Austin TX Water & Wastewater System Revenue, Water Revenue, Series C, 5.00%, 11/15/50	305,000	328,941
City of Dallas TX Waterworks & Sewer System Revenue, Water Revenue, Series C, 4.00%, 10/1/49	110,000	109,809
City of Georgetown TX Utility System Revenue, Multiple Utility Revenue, 4.25%, 8/15/47	1,000,000	984,384
City of Houston TX Airport System Revenue, Private Airport & Marina Revenue, Sub-Series A, AMT, 4.00%, 7/1/46	575,000	525,032
City of Houston TX Combined Utility System, Water Revenue, Series C, 4.00%, 11/15/43	165,000	159,702
Series D, 5.00%, 11/15/43	30,000	31,847
Series C, 3.00%, 11/15/47	145,000	108,979
Series C, 4.00%, 11/15/49	55,000	51,705
City of Lubbock TX Electric Light & Power System Revenue, Electric, Power & Light Revenue, 4.00%, 4/15/51	400,000	367,571
City of San Antonio TX Electric & Gas Systems Revenue, Electric, Power & Light Revenue, 5.00%, 2/1/35	100,000	109,850
Series A, 5.00%, 2/1/46	10,000	10,563
City of San Antonio TX Electric & Gas Systems, Electric, Power & Light Revenue, 5.00%, 2/1/34	220,000	243,336
Dallas Fort Worth International Airport, Private Airport & Marina Revenue, 4.00%, 11/1/34	60,000	60,585
4.00%, 11/1/35	85,000	85,682
Series A, 4.00%, 11/1/35	70,000	70,562
Harris County Toll Road Authority, Highway Revenue Tolls, Series A, 4.00%, 8/15/48	555,000	534,579

	Principal Amount	Value
Texas (Continued)
4.00%, 8/15/50	$670,000	$640,580
Harris County-Houston Sports Authority, Hotel Occupancy Tax, Series A, 3.125%, 11/15/56	110,000	79,603
Lower Colorado River Authority, Intergovernmental, 5.00%, 5/15/47	250,000	261,777
North Fort Bend Water Authority, Water Revenue, Series A, 4.00%, 12/15/58	25,000	23,302
North Texas Tollway Authority, Highway Revenue Tolls, Series A, 4.00%, 1/1/36	225,000	227,349
Series A, 4.00%, 1/1/37	25,000	25,086
Series A, 5.00%, 1/1/38	65,000	69,670
Series A, 5.00%, 1/1/39	30,000	31,744
Series A, 5.00%, 1/1/43	885,000	926,006
Series A, 5.00%, 1/1/48	2,075,000	2,153,436
4.25%, 1/1/49	30,000	29,007
Series B, 3.00%, 1/1/51	250,000	183,753
San Antonio Water System, Water Revenue, Series A, 5.00%, 5/15/46	25,000	27,136
Series A, 4.00%, 5/15/51	335,000	327,058
Texas Water Development Board, Water Revenue, 4.00%, 10/15/45	320,000	317,634
4.00%, 4/15/51	225,000	215,072
West Harris County Regional Water Authority, Water Revenue, 3.00%, 12/15/58	85,000	58,105

(Cost $11,426,088)		10,108,193

Utah — 2.2%
City of Salt Lake City UT Airport Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 7/1/43	400,000	408,119
Series A, AMT, 5.00%, 7/1/48	1,000,000	1,011,308
Series A, AMT, 5.25%, 7/1/48	225,000	231,048
Intermountain Power Agency, Electric, Power & Light Revenue, Series A, 5.00%, 7/1/42	1,000,000	1,102,590

(Cost $2,841,802)		2,753,065

Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, Appropriations, Series A, 4.00%, 7/1/45	275,000	271,024
Series A, 5.00%, 7/1/50	40,000	43,176
Series A, 4.00%, 7/1/55	700,000	672,106
Series A, 5.00%, 7/1/60	500,000	537,291

(Cost $1,791,271)		1,523,597

Washington — 2.4%
Central Puget Sound Regional Transit Authority, Sales Tax Revenue, Series S-1, 5.00%, 11/1/32	50,000	58,273

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2022 (Unaudited)

	Principal Amount	Value
Washington (Continued)
Series S-1, 4.00%, 11/1/40	$20,000	$19,974
Series S-1, 4.00%, 11/1/46	1,000,000	980,644
County of King WA Sewer Revenue, Sewer Revenue, Series A, 4.00%, 1/1/52	500,000	481,212
Energy Northwest, Nuclear Revenue, Series A, 5.00%, 7/1/38	300,000	328,446
Port of Seattle WA, Private Airport & Marina Revenue, AMT, 5.00%, 4/1/44	500,000	513,057
Series B, AMT, 5.00%, 8/1/47	500,000	515,499

(Cost $3,219,375)		2,897,105

West Virginia — 0.2%
West Virginia Parkways Authority, Highway Revenue Tolls, 5.00%, 6/1/47 (Cost $318,467)	250,000	267,706

Wisconsin — 0.2%
Wisconsin Health & Educational Facilities Authority, Electric, Power & Light Revenue, 5.00%, 4/1/44 (Cost $269,523)	245,000	257,227

	Principal Amount	Value
Puerto Rico — 1.8%
Puerto Rico Highway & Transportation Authority, Fuel Sales Tax Revenue, Series CC, 5.25%, 7/1/36	$540,000	$535,528
Series N, 5.25%, 7/1/36	855,000	847,920
Puerto Rico Highway & Transportation Authority, Highway Revenue Tolls, Series L, 5.25%, 7/1/35	705,000	699,081
Series L, 5.25%, 7/1/41	65,000	64,343

(Cost $2,346,247)		2,146,872

TOTAL MUNICIPAL BONDS
(Cost $137,044,385)		120,719,323

TOTAL INVESTMENTS — 98.5% (Cost $137,044,385)		$120,719,323
Other assets and liabilities, net — 1.5%		1,838,857

NET ASSETS — 100.0%		$122,558,180

AMT:	Alternative Minimum Tax

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds (a)	$—	$120,719,323	$—	$120,719,323

TOTAL	$—	$120,719,323	$—	$120,719,323

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.9%
Australia — 6.9%
BHP Group Ltd.	13,312	$405,813
Coles Group Ltd.	3,526	40,025
Fortescue Metals Group Ltd.	4,453	57,795
Medibank Pvt Ltd.	7,029	13,792
Rio Tinto Ltd.	977	71,724
Wesfarmers Ltd.	2,975	96,769

(Cost $759,097)		685,918

Austria — 0.2%
OMV AG (Cost $20,462)	386	19,936

Belgium — 0.2%
Ageas SA/NV (Cost $21,248)	423	16,755

Brazil — 2.5%
Ambev SA	12,517	37,893
Atacadao SA	1,663	5,050
B3 SA — Brasil Bolsa Balcao	16,228	39,283
TIM SA	2,424	5,992
Vale SA	9,986	162,756

(Cost $233,953)		250,974

Canada — 3.3%
BCE, Inc.	215	10,159
Canadian Tire Corp. Ltd., Class A	148	16,631
Great-West Lifeco, Inc.	741	17,534
iA Financial Corp., Inc.	289	16,178
IGM Financial, Inc.	242	6,967
Lundin Mining Corp.	1,715	10,474
Manulife Financial Corp.	4,975	88,917
Quebecor, Inc., Class B (a)	432	9,238
Restaurant Brands International, Inc.	772	50,869
Sun Life Financial, Inc.	1,530	71,935
TELUS Corp.	1,197	25,287

(Cost $322,172)		324,189

Chile — 0.2%
Antofagasta PLC	1,018	17,076
Cia Cervecerias Unidas SA	396	2,384
Cia Sud Americana de Vapores SA	46,532	3,764

(Cost $29,666)		23,224

China — 5.4%
360 DigiTech, Inc., ADR	279	4,378
Anhui Conch Cement Co. Ltd., Class A	500	2,018
Anhui Conch Cement Co. Ltd., Class H	3,297	11,933
Baoshan Iron & Steel Co. Ltd., Class A	3,600	2,866
China Coal Energy Co. Ltd., Class H	5,027	4,611
China Communications Services Corp. Ltd., Class H	6,134	2,106
China Conch Venture Holdings Ltd.	4,169	9,475
China Construction Bank Corp., Class A	2,400	1,894
China Construction Bank Corp., Class H	251,144	151,545
China Hongqiao Group Ltd.	5,933	5,496
China Lesso Group Holdings Ltd.	2,634	3,202
China Medical System Holdings Ltd.	3,469	5,031

	Number of Shares	Value
China (Continued)
China Pacific Insurance Group Co. Ltd., Class A	1,200	$4,123
China Pacific Insurance Group Co. Ltd., Class H	7,200	16,253
China Railway Group Ltd., Class H	11,350	6,383
China Railway Signal & Communication Corp. Ltd., Class A	1,593	1,057
China Shenhua Energy Co. Ltd., Class A	1,156	4,986
China Shenhua Energy Co. Ltd., Class H	8,945	27,504
China State Construction Engineering Corp. Ltd., Class A	7,000	5,811
China Vanke Co. Ltd., Class A	1,700	4,476
China Vanke Co. Ltd., Class H	4,525	9,310
COSCO SHIPPING Holdings Co. Ltd., Class A	2,000	3,566
COSCO SHIPPING Holdings Co. Ltd., Class H	8,151	8,803
CRRC Corp. Ltd., Class H	10,902	4,469
Daan Gene Co. Ltd., Class A	400	1,012
Daqin Railway Co. Ltd., Class A	2,800	2,708
Foxconn Industrial Internet Co. Ltd., Class A	1,500	1,938
Gemdale Corp., Class A	800	1,321
Gree Electric Appliances, Inc. of Zhuhai, Class A	600	2,725
Haitian International Holdings Ltd.	1,544	3,976
Henan Shuanghui Investment & Development Co. Ltd., Class A	600	2,140
Hengli Petrochemical Co. Ltd., Class A	944	2,239
Huaibei Mining Holdings Co. Ltd., Class A	600	1,217
Huaxin Cement Co. Ltd., Class A	459	1,006
Hunan Valin Steel Co. Ltd., Class A	1,600	1,084
Industrial & Commercial Bank of China Ltd., Class A	9,500	5,767
Industrial & Commercial Bank of China Ltd., Class H	148,480	74,378
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	1,253	743
Jiangsu Expressway Co. Ltd., Class H	2,966	2,675
LB Group Co. Ltd., Class A	500	1,262
Lenovo Group Ltd.	19,695	16,603
Livzon Pharmaceutical Group, Inc., Class A	107	571
New China Life Insurance Co. Ltd., Class A	300	1,215
New China Life Insurance Co. Ltd., Class H	2,455	5,731
People’s Insurance Co. Group of China Ltd., Class H	21,542	7,231
PICC Property & Casualty Co. Ltd., Class H	18,026	18,152
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	600	1,044
Postal Savings Bank of China Co. Ltd., Class A	5,226	3,290
Postal Savings Bank of China Co. Ltd., Class H, 144A	20,047	12,020
Shaanxi Coal Industry Co. Ltd., Class A	1,800	5,125
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	3,640	2,927
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,072	3,435

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
China (Continued)
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	459	$472
Shanxi Coking Coal Energy Group Co. Ltd., Class A	700	1,300
Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,500	955
Sichuan Chuantou Energy Co. Ltd., Class A	700	1,179
Sinopharm Group Co. Ltd., Class H	3,378	7,980
Tianshan Aluminum Group Co. Ltd., Class A	1,000	1,009
Topsports International Holdings Ltd., 144A	5,059	3,221
Uni-President China Holdings Ltd.	3,016	2,643
Want Want China Holdings Ltd.	12,284	8,341
Yankuang Energy Group Co. Ltd., Class A	400	2,291
Yankuang Energy Group Co. Ltd., Class H	3,937	13,038
Youngor Group Co. Ltd., Class A	1,100	1,002
Zangge Mining Co. Ltd., Class A	300	1,304
Zhuzhou Kibing Group Co. Ltd., Class A	800	1,116
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	2,000	1,649

(Cost $704,328)		532,331

Cyprus — 0.0%
Polymetal International PLC (b)* (Cost $33,157)	1,987	0

Czech Republic — 0.1%
CEZ AS (Cost $14,318)	421	14,314

Denmark — 0.4%
A.P. Moller — Maersk A/S, Class A	8	16,645
A.P. Moller — Maersk A/S, Class B	13	27,625

(Cost $60,910)		44,270

Egypt — 0.0%
Eastern Co. SAE (Cost $2,753)	2,931	1,541

Finland — 1.3%
Elisa OYJ	369	18,906
Kesko OYJ, Class B	733	15,464
Kone OYJ, Class B	889	43,489
UPM-Kymmene OYJ	1,396	50,266

(Cost $134,517)		128,125

France — 9.7%
Amundi SA, 144A	155	8,538
AXA SA	4,879	135,740
Bouygues SA	590	17,958
Cie Generale des Etablissements Michelin SCA	1,746	48,045
Danone SA	1,675	86,371
Sanofi	2,985	265,797
TotalEnergies SE	6,500	403,638

(Cost $1,009,324)		966,087

Germany — 5.6%
Allianz SE	1,070	225,138
BASF SE	2,416	120,688

	Number of Shares	Value
Germany (Continued)
Bayerische Motoren Werke AG	863	$76,694
Covestro AG, 144A	501	19,690
Deutsche Post AG	2,625	102,248
Evonik Industries AG	550	10,604

(Cost $633,858)		555,062

Greece — 0.2%
Hellenic Telecommunications Organization SA	516	7,837
JUMBO SA	283	4,426
OPAP SA	512	6,974

(Cost $21,701)		19,237

Hong Kong — 3.4%
Beijing Enterprises Holdings Ltd.	1,330	4,209
Bosideng International Holdings Ltd.	8,446	4,155
China Everbright Environment Group Ltd.	9,888	4,522
China Merchants Port Holdings Co. Ltd.	3,566	5,181
China Overseas Land & Investment Ltd.	10,115	27,343
China Resources Cement Holdings Ltd.	6,269	3,381
China Resources Gas Group Ltd.	2,361	8,318
China Resources Land Ltd.	8,498	39,194
China State Construction International Holdings Ltd.	5,170	6,193
China Taiping Insurance Holdings Co. Ltd.	3,936	3,994
CK Asset Holdings Ltd.	5,195	30,982
CK Infrastructure Holdings Ltd.	1,651	8,313
COSCO SHIPPING Ports Ltd.	4,660	3,516
Guangdong Investment Ltd.	7,997	7,336
Hang Lung Properties Ltd.	5,139	9,468
Henderson Land Development Co. Ltd.	3,929	12,936
HKT Trust & HKT Ltd. (c)	9,898	12,021
Kingboard Holdings Ltd.	1,732	5,680
Kingboard Laminates Holdings Ltd.	2,763	2,896
Nine Dragons Paper Holdings Ltd.	3,932	3,118
Orient Overseas International Ltd.	360	6,743
Power Assets Holdings Ltd.	3,631	18,677
Sino Land Co. Ltd.	8,754	10,890
SITC International Holdings Co. Ltd.	3,661	7,992
Sun Hung Kai Properties Ltd.	3,812	45,761
Swire Properties Ltd.	3,195	7,155
Wharf Real Estate Investment Co. Ltd.	4,361	20,114
Xinyi Glass Holdings Ltd.	4,718	9,042
Yuexiu Property Co. Ltd.	3,672	4,629

(Cost $412,420)		333,759

India — 2.1%
Bajaj Auto Ltd.	177	8,152
Bharat Petroleum Corp. Ltd.	2,220	9,300
Coal India Ltd.	4,026	11,235
GAIL India Ltd.	5,914	6,881
HCL Technologies Ltd.	2,814	38,729
Hero MotoCorp Ltd.	290	10,156
Indian Oil Corp. Ltd.	7,526	7,084
ITC Ltd.	7,772	32,448
NTPC Ltd.	10,129	21,418
Oil & Natural Gas Corp. Ltd.	6,546	11,342
Petronet LNG Ltd.	2,143	5,596

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
India (Continued)
Power Grid Corp. of India Ltd.	8,107	$22,299
Tata Steel Ltd.	18,912	24,999

(Cost $185,117)		209,639

Indonesia — 1.3%
PT Adaro Energy Indonesia Tbk	36,118	8,885
PT Astra International Tbk	52,469	20,179
PT Bank Mandiri Persero Tbk	48,576	32,499
PT Bank Rakyat Indonesia Persero Tbk	179,490	56,820
PT Indofood Sukses Makmur Tbk	11,419	4,682
PT United Tractors Tbk	4,550	8,908

(Cost $104,299)		131,973

Israel — 0.5%
Bank Leumi Le-Israel BM	4,048	36,053
ICL Group Ltd.	1,849	15,048

(Cost $55,152)		51,101

Italy — 2.2%
Assicurazioni Generali SpA	2,893	50,461
Enel SpA	21,424	113,252
Snam SpA	5,286	26,495
Terna — Rete Elettrica Nazionale	3,678	27,683

(Cost $323,495)		217,891

Japan — 6.8%
AGC, Inc.	500	16,483
Aisin Corp.	400	10,792
Asahi Kasei Corp.	3,300	24,098
Daiwa House Industry Co. Ltd.	1,600	36,222
Honda Motor Co. Ltd.	4,300	103,417
Iida Group Holdings Co. Ltd.	400	6,286
Japan Tobacco, Inc.	3,100	62,549
Kajima Corp.	1,100	12,219
Mitsui Chemicals, Inc.	500	11,108
Mitsui OSK Lines Ltd. (a)	900	21,703
MS&AD Insurance Group Holdings, Inc.	1,178	34,612
Nippon Yusen KK (a)	1,269	27,619
Nomura Real Estate Holdings, Inc.	300	7,138
Obayashi Corp.	1,700	12,475
Sekisui House Ltd.	1,575	28,974
SoftBank Corp.	7,500	80,488
Sompo Holdings, Inc.	800	34,737
Sumitomo Metal Mining Co. Ltd.	600	19,973
Tokio Marine Holdings, Inc.	4,820	97,650
Tosoh Corp.	700	8,142
Yamaha Motor Co. Ltd.	800	19,579

(Cost $710,919)		676,264

Kuwait — 0.1%
Mobile Telecommunications Co. KSCP (Cost $11,182)	5,865	11,176

Malaysia — 1.1%
Inari Amertron Bhd	8,500	5,084
Kuala Lumpur Kepong Bhd	1,200	5,639
Malayan Banking Bhd	12,411	24,082
MISC Bhd	3,500	5,666
Petronas Chemicals Group Bhd	6,600	12,673

	Number of Shares	Value
Malaysia (Continued)
Petronas Gas Bhd	2,100	$7,933
Public Bank Bhd	38,200	38,651
RHB Bank Bhd	3,890	4,915
Sime Darby Bhd	7,500	3,626

(Cost $99,174)		108,269

Mexico — 0.7%
Arca Continental SAB de CV	1,229	10,215
Coca-Cola Femsa SAB de CV	1,286	8,734
Grupo Mexico SAB de CV, Series B	8,173	33,192
Kimberly-Clark de Mexico SAB de CV, Class A	4,267	7,224
Orbia Advance Corp. SAB de CV	2,594	5,052

(Cost $54,930)		64,417

Netherlands — 2.3%
Koninklijke Ahold Delhaize NV	2,747	78,673
NN Group NV	723	30,239
OCI NV	274	11,449
Randstad NV	310	17,555
Stellantis NV*	5,743	88,061

(Cost $231,497)		225,977

New Zealand — 0.2%
Spark New Zealand Ltd. (Cost $14,433)	4,796	15,341

Norway — 0.7%
Aker BP ASA	857	29,368
Gjensidige Forsikring ASA	526	9,981
Orkla ASA	2,021	14,180
Yara International ASA	431	19,451

(Cost $84,912)		72,980

Peru — 0.1%
Southern Copper Corp. (a) (Cost $12,854)	219	13,363

Philippines — 0.1%
Globe Telecom, Inc.	72	2,928
PLDT, Inc.	240	7,434

(Cost $9,822)		10,362

Poland — 0.3%
Cyfrowy Polsat SA	565	2,314
LPP SA	3	6,321
Polski Koncern Naftowy ORLEN SA	1,654	23,790

(Cost $38,307)		32,425

Qatar — 0.2%
Industries Qatar QSC	3,942	16,118
Mesaieed Petrochemical Holding Co.	11,780	7,537

(Cost $28,584)		23,655

Russia — 0.0%
Alrosa PJSC*(b)	14,479	0
Inter RAO UES PJSC*(b)	188,952	0
LUKOIL PJSC (b)	2,350	0
MMC Norilsk Nickel PJSC*(b)	361	0
Mobile TeleSystems PJSC, ADR*(b)	2,615	0

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Russia (Continued)
Novolipetsk Steel PJSC (b)	8,593	$0
PhosAgro PJSC*(b)	258	0
PhosAgro PJSC, GDR*(b)	2	0
PhosAgro PJSC, GDR*(b)	4	0
Polyus PJSC*(b)	192	0
Severstal PAO (b)	1,174	0
Tatneft PJSC (b)	7,791	0

(Cost $520,076)		0

Saudi Arabia — 0.8%
Advanced Petrochemical Co.	355	3,924
Jarir Marketing Co.	150	6,584
SABIC Agri-Nutrients Co.	553	21,212
Saudi Industrial Investment Group	1,007	5,475
Saudi Telecom Co.	3,957	40,473

(Cost $82,034)		77,668

Singapore — 1.9%
Oversea-Chinese Banking Corp. Ltd.	8,908	80,870
Singapore Exchange Ltd.	2,141	14,140
Singapore Technologies Engineering Ltd.	4,000	10,012
United Overseas Bank Ltd.	3,100	70,583
Venture Corp. Ltd.	700	8,838

(Cost $167,384)		184,443

South Africa — 1.5%
African Rainbow Minerals Ltd.	318	5,425
Anglo American Platinum Ltd.	144	14,551
Exxaro Resources Ltd.	615	8,173
FirstRand Ltd.	13,028	51,322
Impala Platinum Holdings Ltd.	2,221	27,394
Kumba Iron Ore Ltd. (a)	162	4,609
Mr Price Group Ltd.	653	6,501
Sanlam Ltd.	4,700	15,529
SPAR Group Ltd. (a)	455	3,565
Vodacom Group Ltd.	1,655	12,244

(Cost $167,562)		149,313

South Korea — 1.5%
Cheil Worldwide, Inc.	229	4,211
DB Insurance Co. Ltd.	116	5,462
Kia Corp.	678	35,266
KT&G Corp.	286	21,664
Kumho Petrochemical Co. Ltd.	55	6,235
LG Uplus Corp.	580	5,321
POSCO Holdings, Inc.	205	46,554
S-1 Corp.	52	2,531
Samsung Fire & Marine Insurance Co. Ltd.	79	12,310
Samsung Life Insurance Co. Ltd.	216	12,021

(Cost $155,324)		151,575

Spain — 2.6%
Endesa SA	831	15,145
Iberdrola SA	15,734	174,641
Red Electrica Corp. SA	1,064	18,400
Repsol SA	3,588	54,677

(Cost $251,550)		262,863

	Number of Shares	Value
Sweden — 0.7%
Boliden AB	718	$26,118
Securitas AB, Class B (a)	1,360	10,889
SKF AB, Class B	993	16,142
Tele2 AB, Class B	1,474	12,830

(Cost $83,289)		65,979

Switzerland — 9.7%
Adecco Group AG	437	14,609
Baloise Holding AG	126	18,819
Holcim AG	1,456	74,515
Kuehne + Nagel International AG	143	34,311
Novartis AG	5,564	488,511
SGS SA	17	39,255
Swiss Re AG	793	70,098
Swisscom AG	68	36,271
Zurich Insurance Group AG	393	186,817

(Cost $937,227)		963,206

Taiwan — 7.1%
Acer, Inc.	8,095	6,443
ASE Technology Holding Co. Ltd.	8,774	27,595
Asia Cement Corp.	6,100	8,152
Asustek Computer, Inc.	1,751	15,071
Cathay Financial Holding Co. Ltd.	20,584	29,006
Compal Electronics, Inc.	10,834	7,589
CTBC Financial Holding Co. Ltd.	46,509	34,612
Formosa Plastics Corp.	11,000	32,104
Fubon Financial Holding Co. Ltd.	19,746	38,846
Hon Hai Precision Industry Co. Ltd.	32,978	107,239
Largan Precision Co. Ltd.	251	18,639
Lite-On Technology Corp.	5,462	11,594
MediaTek, Inc.	4,021	95,368
Micro-Star International Co. Ltd.	1,752	6,973
Nan Ya Plastics Corp.	12,000	29,859
Nien Made Enterprise Co. Ltd.	541	5,094
Novatek Microelectronics Corp.	1,450	14,005
Pegatron Corp.	5,396	10,825
Powerchip Semiconductor Manufacturing Corp.	7,000	7,542
President Chain Store Corp.	1,584	13,966
Quanta Computer, Inc.	7,159	16,586
Realtek Semiconductor Corp.	1,000	10,257
Shanghai Commercial & Savings Bank Ltd.	10,348	17,009
Shin Kong Financial Holding Co. Ltd.	33,815	9,749
SinoPac Financial Holdings Co. Ltd.	27,350	16,106
Synnex Technology International Corp.	3,738	7,051
Taishin Financial Holding Co. Ltd.	28,280	13,863
United Microelectronics Corp.	31,000	45,940
Vanguard International Semiconductor Corp.	2,000	5,326
Wan Hai Lines Ltd.	2,000	4,925
WPG Holdings Ltd.	4,864	7,633
Yuanta Financial Holding Co. Ltd.	26,344	19,264
Zhen Ding Technology Holding Ltd.	1,771	6,848

(Cost $731,226)		701,079

Thailand — 0.4%
Intouch Holdings PCL, NVDR	3,100	6,483
Osotspa PCL, NVDR	4,000	3,204

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Thailand (Continued)
PTT Exploration & Production PCL, NVDR	3,500	$18,659
Ratch Group PCL, NVDR	3,000	3,488
Srisawad Corp. PCL, NVDR	1,900	2,438
Thai Union Group PCL, NVDR	7,600	3,685

(Cost $35,041)		37,957

Turkey — 0.1%
Eregli Demir ve Celik Fabrikalari TAS (Cost $6,942)	3,950	9,062

United Arab Emirates — 0.4%
Abu Dhabi Islamic Bank PJSC	3,824	9,995
Abu Dhabi National Oil Co. for Distribution PJSC	8,386	10,411
Emirates NBD Bank PJSC	4,918	17,741

(Cost $30,078)		38,147

United Kingdom — 13.1%
3i Group PLC	2,582	41,465
Anglo American PLC	3,342	135,618
BAE Systems PLC	8,222	80,546
Coca-Cola Europacific Partners PLC	534	28,350
GSK PLC	10,620	177,923
Hargreaves Lansdown PLC	923	9,273
Imperial Brands PLC	2,379	60,204
Kingfisher PLC	5,029	14,440
National Grid PLC	9,555	115,440
Next PLC	334	23,229
Persimmon PLC	862	13,058
Rio Tinto PLC	2,936	195,279
Schroders PLC	1,858	9,789
St James’s Place PLC	1,423	19,480
Tesco PLC	19,418	52,609
Unilever PLC	6,659	328,628

(Cost $1,468,287)		1,305,331

TOTAL COMMON STOCKS (Cost $11,014,581)		9,727,178

PREFERRED STOCKS — 0.6%
Brazil — 0.2%
Cia Energetica de Minas Gerais	3,555	7,760
Gerdau SA	3,056	18,346

(Cost $20,979)		26,106

Germany — 0.4%
Bayerische Motoren Werke AG	155	13,191
Porsche Automobil Holding SE	395	23,727

(Cost $36,918)		36,918

TOTAL PREFERRED STOCKS (Cost $57,897)		63,024

RIGHTS — 0.0%
Taiwan — 0.0%
Shanghai Commercial & Savings Bank Ltd.*, expires 12/22/22
(Cost $0)	685	306

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 0.2%
WisdomTree Emerging Markets High Dividend Fund	100	$3,716
Xtrackers MSCI EAFE High Dividend Yield Equity ETF (d)	700	15,330

TOTAL EXCHANGE-TRADED FUNDS (Cost $17,536)		19,046

SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69% (e)(f) (Cost $21,137)	21,137	21,137

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 3.74% (e) (Cost $5,647)	5,647	5,647

TOTAL INVESTMENTS — 99.0% (Cost $11,116,798)		$9,836,338
Other assets and liabilities, net — 1.0%		96,284

NET ASSETS — 100.0%		$9,932,622

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2022 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022
EXCHANGE-TRADED FUNDS — 0.1%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF (d)
5,858	94,892	(81,360)		(5,061)	1,001	1,002	—	700	15,330

SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69% (e)(f)
403,253	—	(382,116	)(g)	—	—	1,621	—	21,137	21,137

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 3.74% (e)
89,424	807,529	(891,306)		—	—	204	—	5,647	5,647

498,535	902,421	(1,354,782)		(5,061)	1,001	2,827	—	27,484	42,114

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $89,450, which is 0.9% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Affiliated fund advised by DBX Advisors LLC.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $73,284.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QSC:	Qatari Shareholders Company
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
EURO STOXX 50 Futures	EUR	2	$74,365	$81,651	12/16/2022	$7,286
MINI TOPIX Index Futures	JPY	3	40,584	42,783	12/08/2022	2,199

Total unrealized appreciation						$9,485

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
JPY	Japanese Yen

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2022 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$9,727,178	$—	$0	$9,727,178
Preferred Stocks (a)	63,024	—	—	63,024
Rights	—	306	—	306
Exchange-Traded Funds	19,046	—	—	19,046
Short-Term Investments (a)	26,784	—	—	26,784
Derivatives (b)
Futures Contracts	9,485	—	—	9,485

TOTAL	$9,845,517	$306	$0	$9,845,823

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.3%
Australia — 9.8%
BHP Group Ltd.	1,822,385	$55,554,956
Coles Group Ltd.	658,403	7,473,808
Fortescue Metals Group Ltd.	834,626	10,832,435
Medibank Pvt Ltd.	1,357,281	2,663,286
Rio Tinto Ltd.	182,940	13,430,089
Wesfarmers Ltd.	558,874	18,178,683

(Cost $110,417,722)		108,133,257

Austria — 0.3%
OMV AG (Cost $3,699,335)	72,614	3,750,314

Belgium — 0.3%
Ageas SA/NV (Cost $3,766,173)	79,502	3,149,126

Chile — 0.3%
Antofagasta PLC
(Cost $3,381,600)	194,353	3,260,044

Denmark — 0.8%
A.P. Moller — Maersk A/S, Class A	1,461	3,039,831
A.P. Moller — Maersk A/S, Class B	2,541	5,399,498

(Cost $10,742,044)		8,439,329

Finland — 1.5%
Elisa OYJ	70,143	3,593,805
Kesko OYJ, Class B	134,575	2,839,201
UPM-Kymmene OYJ	263,143	9,474,956

(Cost $15,727,331)		15,907,962

France — 9.7%
Amundi SA, 144A	29,861	1,644,932
AXA SA	921,317	25,632,100
Bouygues SA	113,356	3,450,156
Cie Generale des Etablissements Michelin SCA	333,833	9,186,218
Danone SA	316,478	16,319,152
Sanofi	562,208	50,061,339

(Cost $110,382,547)		106,293,897

Germany — 9.5%
Allianz SE	201,324	42,360,390
BASF SE	452,680	22,612,944
Bayerische Motoren Werke AG	163,382	14,519,615
Covestro AG, 144A	95,222	3,742,392
Deutsche Post AG	488,547	19,029,722
Evonik Industries AG	103,425	1,994,055

(Cost $109,861,262)		104,259,118

Hong Kong — 3.1%
CK Asset Holdings Ltd.	984,736	5,872,713
CK Infrastructure Holdings Ltd.	310,816	1,564,931
Hang Lung Properties Ltd.	997,874	1,838,374
Henderson Land Development Co. Ltd.	715,425	2,355,573
HKT Trust & HKT Ltd. (a)	1,868,643	2,269,520
Power Assets Holdings Ltd.	684,123	3,518,998
Sino Land Co. Ltd.	1,624,726	2,021,150
SITC International Holdings Co. Ltd.	662,752	1,446,838

	Number of Shares	Value
Hong Kong (Continued)
Sun Hung Kai Properties Ltd.	714,254	$8,574,159
Swire Properties Ltd.	577,507	1,293,296
Wharf Real Estate Investment Co. Ltd.	823,112	3,796,301

(Cost $38,269,784)		34,551,853

Israel — 0.6%
Bank Leumi Le-Israel BM (Cost $7,375,839)	760,718	6,775,313

Italy — 3.7%
Assicurazioni Generali SpA	547,493	9,549,524
Enel SpA	4,008,521	21,189,943
Snam SpA	993,878	4,981,652
Terna — Rete Elettrica Nazionale	693,564	5,220,279

(Cost $50,825,040)		40,941,398

Japan — 11.7%
AGC, Inc.	95,200	3,138,312
Aisin Corp.	74,900	2,020,915
Asahi Kasei Corp.	617,974	4,512,796
Daiwa House Industry Co. Ltd.	295,271	6,684,543
Honda Motor Co. Ltd.	803,200	19,317,322
Iida Group Holdings Co. Ltd.	74,200	1,166,121
Japan Tobacco, Inc.	591,500	11,934,701
Kajima Corp.	204,000	2,266,017
Mitsui Chemicals, Inc.	91,800	2,039,415
Mitsui OSK Lines Ltd. (b)	169,500	4,087,484
MS&AD Insurance Group Holdings, Inc.	219,400	6,446,467
Nippon Yusen KK (b)	238,900	5,199,508
Obayashi Corp.	311,600	2,286,645
Sekisui House Ltd.	303,624	5,585,515
SoftBank Corp.	1,415,300	15,188,561
Sompo Holdings, Inc.	154,100	6,691,213
Sumitomo Metal Mining Co. Ltd.	121,600	4,047,814
Taisei Corp.	89,900	2,683,342
Tokio Marine Holdings, Inc.	904,828	18,331,294
Tosoh Corp.	127,920	1,487,847
Yamaha Motor Co. Ltd.	146,600	3,587,781

(Cost $131,009,911)		128,703,613

Netherlands — 3.4%
Koninklijke Ahold Delhaize NV	515,408	14,761,143
NN Group NV	137,556	5,753,197
Stellantis NV*	1,084,481	16,628,946

(Cost $36,293,359)		37,143,286

New Zealand — 0.3%
Spark New Zealand Ltd. (Cost $2,725,519)	921,936	2,948,965

Norway — 1.7%
Aker BP ASA	155,800	5,339,089
Gjensidige Forsikring ASA	98,565	1,870,245
Norsk Hydro ASA	662,970	4,825,759
Orkla ASA	370,218	2,597,539
Yara International ASA	81,617	3,683,392

(Cost $19,847,871)		18,316,024

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Portugal — 0.3%
Jeronimo Martins SGPS SA (Cost $2,885,355)	139,586	$3,046,965

Singapore — 3.4%
Oversea-Chinese Banking Corp. Ltd.	1,668,707	15,149,029
Singapore Exchange Ltd.	423,050	2,793,989
Singapore Technologies Engineering Ltd.	768,900	1,924,635
United Overseas Bank Ltd.	581,800	13,246,851
Venture Corp. Ltd.	136,700	1,725,834
Wilmar International Ltd.	946,700	2,832,569

(Cost $34,401,462)		37,672,907

Spain — 3.8%
Enagas SA	122,596	2,174,960
Endesa SA	156,582	2,853,677
Iberdrola SA	2,978,683	33,062,281
Red Electrica Corp. SA	200,012	3,458,803

(Cost $42,278,154)		41,549,721

Sweden — 0.9%
Boliden AB	134,896	4,906,896
Securitas AB, Class B (b)	242,651	1,942,792
Tele2 AB, Class B	280,802	2,444,161

(Cost $11,218,034)		9,293,849

Switzerland — 12.4%
Adecco Group AG	78,861	2,636,288
Baloise Holding AG	22,566	3,370,393
Holcim AG	273,238	13,983,820
Kuehne + Nagel International AG	26,753	6,419,035
Novartis AG	625,135	54,885,902
Swiss Re AG	148,652	13,140,353
Swisscom AG	12,767	6,809,960
Zurich Insurance Group AG	74,161	35,253,232

(Cost $132,136,138)		136,498,983

	Number of Shares	Value
United Kingdom — 20.8%
Anglo American PLC	626,292	$25,414,880
BAE Systems PLC	1,542,820	15,113,996
Coca-Cola Europacific Partners PLC	101,151	5,370,107
GSK PLC	2,004,352	33,580,076
Hargreaves Lansdown PLC	175,066	1,758,789
Imperial Brands PLC	444,978	11,260,892
Kingfisher PLC	974,826	2,798,979
National Grid PLC	1,803,493	21,789,228
Next PLC	63,655	4,427,114
Rio Tinto PLC	554,199	36,860,756
Schroders PLC	360,436	1,898,972
St James’s Place PLC	267,992	3,668,649
Tesco PLC	3,677,573	9,963,640
Unilever PLC	1,111,903	54,873,414

(Cost $228,451,673)		228,779,492

TOTAL COMMON STOCKS (Cost $1,105,696,153)		1,079,415,416

PREFERRED STOCKS — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG	29,276	2,491,405
Porsche Automobil Holding SE	75,425	4,530,765

(Cost $7,022,170)		7,022,170

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 3.74% (c) (Cost $4,328,208)	4,328,208	4,328,208

TOTAL INVESTMENTS — 99.3% (Cost $1,117,046,531)		$1,090,765,794
Other assets and liabilities, net — 0.7%		7,648,978

NET ASSETS — 100.0%		$1,098,414,772

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”,3.69% (c)(d)
5,263,643	—	(5,263,643	)(e)	—	—	61,881	—	—	—

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 3.74% (c)
2,365,904	44,488,693	(42,526,389)		—	—	13,218	—	4,328,208	4,328,208

7,629,547	44,488,693	(47,790,032)		—	—	75,099	—	4,328,208	4,328,208

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $15,611,677, which is 1.4% of net assets.

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

November 30, 2022 (Unaudited)

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $16,589,380.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
EURO CAC40 10 Futures	EUR	12	$819,131	$832,349	12/16/2022	$13,218
EURO STOXX 50 Futures	EUR	11	408,516	449,082	12/16/2022	40,566
FTSE 100 Index Futures	GBP	20	1,719,855	1,809,930	12/16/2022	90,075
MSCI EAFE Futures	USD	79	7,023,108	7,820,210	12/16/2022	797,102

Total unrealized appreciation						$940,961

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,079,415,416	$—	$—	$1,079,415,416
Preferred Stocks	7,022,170	—	—	7,022,170
Short-Term Investments (a)	4,328,208	—	—	4,328,208
Derivatives (b)
Futures Contracts	940,961	—	—	940,961

TOTAL	$1,091,706,755	$—	$—	$1,091,706,755

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	61

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2022 (Unaudited)

	Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF
Assets
Investment in non-affiliated securities at value	$6,169,112	$17,017,054	$18,549,812	$120,719,323
Investment in affiliated securities at value	35,333	—	—	—
Investment in DWS Government Money Market Series	43,689	46,933	135,144	—
Investment in DWS Government & Agency Securities Portfolio*	42,954	416,538	281,919	—
Cash	—	—	—	287,791
Foreign currency at value	—	3	—	—
Receivables:
Investment securities sold	166,049	197,950	92,850	—
Interest	56,979	269,919	308,664	1,613,866
Securities lending income	142	900	752	—

Total assets	$6,514,258	$17,949,297	$19,369,141	$122,620,980

Liabilities
Payable upon return of securities loaned	$42,954	$416,538	$281,919	$—
Payables:
Investment securities purchased	126,713	144,901	165,645	47,633
Investment advisory fees	761	4,813	3,066	15,167

Total liabilities	170,428	566,252	450,630	62,800

Net Assets, at value	$6,343,830	$17,383,045	$18,918,511	$122,558,180

Net Assets Consist of
Paid-in capital	$8,619,113	$23,534,149	$22,919,254	$145,321,401
Distributable earnings (loss)	(2,275,283)	(6,151,104)	(4,000,743)	(22,763,221)

Net Assets, at value	$6,343,830	$17,383,045	$18,918,511	$122,558,180

Number of Common Shares outstanding	350,001	1,050,001	1,050,001	5,000,001

Net Asset Value	$18.13	$16.56	$18.02	$24.51

Investment in non-affiliated securities at cost	$7,217,099	$20,909,567	$20,505,307	$137,044,385

Investment in affiliated securities at cost	$38,931	$—	$—	$—

Value of securities loaned	$49,670	$405,221	$298,933	$—

Investment in DWS Government Money Market Series at cost	$43,689	$46,933	$135,144	$—

Investment in DWS Government & Agency Securities Portfolio at cost*	$42,954	$416,538	$281,919	$—

Non-cash collateral for securities on loan	$7,809	$—	$26,192	$—

Foreign currency at cost	$—	$3	$—	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	62

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

November 30, 2022 (Unaudited)

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Assets
Investment in non-affiliated securities at value	$9,794,224	$1,086,437,586
Investment in affiliated securities at value	15,330	—
Investment in DWS Government Money Market Series	5,647	4,328,208
Investment in DWS Government & Agency Securities Portfolio*	21,137	—
Foreign currency at value	64,642	3,777,385
Deposit with broker for futures contracts	10,509	702,331
Receivables:
Investment securities sold	1,175,626	148,583,202
Capital shares	—	11,368,915
Variation margin on futures contracts	536	150,350
Dividends	31,621	3,661,553
Interest	40	5,190
Securities lending income	132	5,590
Foreign tax reclaim	42,327	2,482,979

Total assets	$11,161,771	$1,261,503,289

Liabilities
Payable upon return of securities loaned	$21,137	$—
Payables:
Investment securities purchased	1,203,894	110,257,069
Capital shares	—	52,663,739
Investment advisory fees	1,549	167,709
Deferred foreign tax payable	2,569	—

Total liabilities	1,229,149	163,088,517

Net Assets, at value	$9,932,622	$1,098,414,772

Net Assets Consist of
Paid-in capital	$15,830,795	$1,217,306,388
Distributable earnings (loss)	(5,898,173)	(118,891,616)

Net Assets, at value	$9,932,622	$1,098,414,772

Number of Common Shares outstanding	450,001	51,100,001

Net Asset Value	$22.07	$21.50

Investment in non-affiliated securities at cost	$11,075,997	$1,112,718,323

Investment in affiliated securities at cost	$14,017	$—

Value of securities loaned	$89,450	$15,611,677

Investment in DWS Government Money Market Series at cost	$5,647	$4,328,208

Investment in DWS Government & Agency Securities Portfolio at cost*	$21,137	$—

Non-cash collateral for securities on loan	$73,284	$16,589,380

Foreign currency at cost	$58,915	$3,778,237

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	63

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2022 (Unaudited)

	Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF
Investment Income
Unaffiliated interest income	$102,226	$415,217	$633,447	$2,023,935
Affiliated interest income	458	—	1,844	—
Income distributions from affiliated funds	284	1,672	2,405	—
Affiliated securities lending income	376	3,826	2,670	—
Unaffiliated securities lending income, net of borrower rebates	—	135	1,482	—

Total investment income	103,344	420,850	641,848	2,023,935

Expenses
Investment advisory fees	4,809	30,423	19,797	103,713
Other expenses	45	45	45	58

Total expenses	4,854	30,468	19,842	103,771

Less fees waived (see note 3):
Waiver	(8)	(72)	(65)	—

Net expenses	4,846	30,396	19,777	103,771

Net investment income (loss)	98,498	390,454	622,071	1,920,164

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(59,121)	(968,669)	(263,745)	(2,199,973)
Investments in affiliates	—	—	(16,144)	—
In-kind redemptions	—	—	(103,154)	(2,863,846)
In-kind redemptions in affiliates	—	—	(847)	—
Foreign currency transactions	—	—	—	—
Payments by Affiliates (see note 7)	—	—	33	—

Net realized gain (loss)	(59,121)	(968,669)	(383,857)	(5,063,819)

Net change in unrealized appreciation (depreciation) on:
Investments	(307,065)	(1,230)	(782,774)	(3,517,607)
Investments in affiliates	(1,146)	—	5,615	—

Net change in unrealized appreciation (depreciation)	(308,211)	(1,230)	(777,159)	(3,517,607)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(367,332)	(969,899)	(1,161,016)	(8,581,426)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(268,834)	$(579,445)	$(538,945)	$(6,661,262)

See Notes to Financial Statements.	64

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended November 30, 2022 (Unaudited)

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Investment Income
Unaffiliated dividend income*	$255,621	$18,358,875
Income distributions from affiliated funds	1,206	13,218
Affiliated securities lending income	1,621	61,881

Total investment income	258,448	18,433,974

Expenses
Investment advisory fees	9,923	921,841
Other expenses	58	1,150

Total expenses	9,981	922,991

Less fees waived (see note 3):
Waiver	(28)	(281)

Net expenses	9,953	922,710

Net investment income (loss)	248,495	17,511,264

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(148,624)	(14,323,834)
Investments in affiliates	(5,061)	—
In-kind redemptions	(8,755)	13,241,413
Futures contracts	(1,892)	(515,382)
Foreign currency transactions	(7,943)	(472,809)

Net realized gain (loss)	(172,275)	(2,070,612)

Net change in unrealized appreciation (depreciation) on:
Investments**	(774,581)	(43,709,721)
Investments in affiliates	1,001	—
Futures contracts	4,693	715,524
Foreign currency translations	2,361	101,634

Net change in unrealized appreciation (depreciation)	(766,526)	(42,892,563)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(938,801)	(44,963,175)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(690,306)	$(27,451,911)

* Unaffiliated foreign tax withheld	$23,446	$712,273
** Net of change in deferred foreign taxes	$(24)	$—

See Notes to Financial Statements.	65

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Bloomberg US Investment Grade Corporate ESG ETF		Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF
	For the Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$98,498	$175,650	$390,454	$1,159,925
Net realized gain (loss)	(59,121)	73,762	(968,669)	(1,696,232)
Net change in net unrealized appreciation (depreciation)	(308,211)	(1,009,974)	(1,230)	(4,349,089)

Net increase (decrease) in net assets resulting from operations	(268,834)	(760,562)	(579,445)	(4,885,396)

Distributions to Shareholders	(99,995)	(180,073)	(424,004)	(1,220,031)

Fund Shares Transactions
Proceeds from shares sold	—	1,097,308	—	—
Value of shares redeemed	—	(1,119,611)	(849,341)	(5,144,046)

Net increase (decrease) in net assets resulting from fund share transactions	—	(22,303)	(849,341)	(5,144,046)

Total net increase (decrease) in Net Assets	(368,829)	(962,938)	(1,852,790)	(11,249,473)

Net Assets
Beginning of period	6,712,659	7,675,597	19,235,835	30,485,308

End of period	$6,343,830	$6,712,659	$17,383,045	$19,235,835

Changes in Shares Outstanding
Shares outstanding, beginning of period	350,001	350,001	1,100,001	1,400,001
Shares sold	—	50,000	—	—
Shares redeemed	—	(50,000)	(50,000)	(300,000)

Shares outstanding, end of period	350,001	350,001	1,050,001	1,100,001

See Notes to Financial Statements.	66

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF		Xtrackers Municipal Infrastructure Revenue Bond ETF
	For the Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$622,071	$1,163,039	$1,920,164	$3,538,149
Net realized gain (loss)	(383,857)	(158,672)	(5,063,819)	(1,453,152)
Net change in net unrealized appreciation (depreciation)	(777,159)	(2,204,323)	(3,517,607)	(19,965,660)

Net increase (decrease) in net assets resulting from operations	(538,945)	(1,199,956)	(6,661,262)	(17,880,663)

Distributions to Shareholders	(655,985)	(1,190,482)	(1,995,009)	(3,438,355)

Fund Shares Transactions
Proceeds from shares sold	—	7,440,810	8,803,399	45,128,404
Value of shares redeemed	(1,893,523)	—	(39,329,679)	—

Net increase (decrease) in net assets resulting from fund share transactions	(1,893,523)	7,440,810	(30,526,280)	45,128,404

Total net increase (decrease) in Net Assets	(3,088,453)	5,050,372	(39,182,551)	23,809,386

Net Assets
Beginning of period	22,006,964	16,956,592	161,740,731	137,931,345

End of period	$18,918,511	$22,006,964	$122,558,180	$161,740,731

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,150,001	800,001	6,250,001	4,700,001
Shares sold	—	350,000	350,000	1,550,000
Shares redeemed	(100,000)	—	(1,600,000)	—

Shares outstanding, end of period	1,050,001	1,150,001	5,000,001	6,250,001

See Notes to Financial Statements.	67

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF		Xtrackers MSCI EAFE High Dividend Yield Equity ETF
	For the Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$248,495	$1,166,348	$17,511,264	$41,752,472
Net realized gain (loss)	(172,275)	607,009	(2,070,612)	2,815,309
Net change in net unrealized appreciation (depreciation)	(766,526)	(3,066,821)	(42,892,563)	(58,165,110)

Net increase (decrease) in net assets resulting from operations	(690,306)	(1,293,464)	(27,451,911)	(13,597,329)

Distributions to Shareholders	(558,299)	(1,163,325)	(36,201,525)	(37,386,297)

Fund Shares Transactions
Proceeds from shares sold	—	7,568,045	314,840,950	442,165,658
Value of shares redeemed	(1,083,943)	(15,475,443)	(108,178,189)	(174,417,168)

Net increase (decrease) in net assets resulting from fund share transactions	(1,083,943)	(7,907,398)	206,662,761	267,748,490

Total net increase (decrease) in Net Assets	(2,332,548)	(10,364,187)	143,009,325	216,764,864

Net Assets
Beginning of period	12,265,170	22,629,357	955,405,447	738,640,583

End of period	$9,932,622	$12,265,170	$1,098,414,772	$955,405,447

Changes in Shares Outstanding
Shares outstanding, beginning of period	500,001	850,001	40,700,001	29,550,001
Shares sold	—	300,000	15,550,000	18,750,000
Shares redeemed	(50,000)	(650,000)	(5,150,000)	(7,600,000)

Shares outstanding, end of period	450,001	500,001	51,100,001	40,700,001

See Notes to Financial Statements.	68

DBX ETF Trust

Financial Highlights

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF Selected Per Share Data	For the Six Months Ended 11/30/2022 (Unaudited)		Years Ended May 31,
			2022		2021	2020		2019	2018
Net Asset Value, beginning of period	$19.18		$21.93		$22.02	$23.04		$23.84	$24.09

Income (loss) from investment operations:
Net investment income (loss)(a)	0.28		0.52		0.53	0.73		0.83	0.78
Net realized and unrealized gain (loss)	(1.04)		(2.74)		(0.10)	(0.98)		(0.32)	(0.28)

Total from investment operations	(0.76)		(2.22)		0.43	(0.25)		0.51	0.50

Less distributions from:
Net investment income	(0.29)		(0.53)		(0.52)	(0.77)		(0.83)	(0.75)
Net realized gains	—		—		—	—		(0.48)	—

Total distributions	(0.29)		(0.53)		(0.52)	(0.77)		(1.31)	(0.75)

Net Asset Value, end of period	$18.13		$19.18		$21.93	$22.02		$23.04	$23.84

Total Return (%)	(3.99	)**(b)	(10.36	)(b)	1.95 (b)	(1.16	)(b)	2.28 (b)	2.05

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	6		7		8	10		7	10
Ratio of expenses before fee waiver (%)	0.15	*	0.15		0.15	0.24		0.25	0.25
Ratio of expenses after fee waiver (%)	0.15	*	0.15		0.15	0.24		0.25	0.25
Ratio of net investment income (loss) (%)	3.07	*	2.42		2.34	3.18		3.53	3.22
Portfolio turnover rate (%)(c)	10	**	30		29	57		25	33

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF Selected Per Share Data	For the Six Months Ended 11/30/2022 (Unaudited)		Years Ended May 31,
			2022		2021	2020		2019	2018
Net Asset Value, beginning of period	$17.49		$21.78		$20.63	$23.10		$24.36	$24.91

Income (loss) from investment operations:
Net investment income (loss)(a)	0.37		0.84		0.84	0.89		1.05	0.99
Net realized and unrealized gain (loss)	(0.91)		(4.26)		1.12	(2.37)		(0.29)	(0.48)

Total from investment operations	(0.54)		(3.42)		1.96	(1.48)		0.76	0.51

Less distributions from:
Net investment income	(0.39)		(0.87)		(0.81)	(0.99)		(1.04)	(1.02)
Net realized gains	—		—		—	—		(0.98)	(0.04)

Total distributions	(0.39)		(0.87)		(0.81)	(0.99)		(2.02)	(1.06)

Net Asset Value, end of period	$16.56		$17.49		$21.78	$20.63		$23.10	$24.36

Total Return (%)	(3.07	)**(b)	(16.21	)(b)	9.57 (b)	(6.79	)(b)	3.31 (b)	2.03

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	17		19		30	14		7	9
Ratio of expenses before fee waiver (%)	0.35	*	0.35		0.35	0.44		0.45	0.45
Ratio of expenses after fee waiver (%)	0.35	*	0.35		0.35	0.44		0.45	0.45
Ratio of net investment income (loss) (%)	4.49	*	4.09		3.87	3.85		4.37	3.94
Portfolio turnover rate (%)(c)	13	**	24		35	26		31	48

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	69

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF Selected Per Share Data	For the Six Months Ended 11/30/2022 (Unaudited)		Years Ended May 31,
			2022	2021	2020		2019	2018
Net Asset Value, beginning of period	$19.14		$21.20	$19.55	$21.72		$22.68	$23.42

Income (loss) from investment operations:
Net investment income (loss)(a)	0.57		1.03	1.23	1.26		1.32	1.27
Net realized and unrealized gain (loss)	(1.09)		(2.01)	1.67	(2.19)		(0.82)	(0.53)

Total from investment operations	(0.52)		(0.98)	2.90	(0.93)		0.50	0.74

Less distributions from:
Net investment income	(0.60)		(1.08)	(1.25)	(1.24)		(1.46)	(1.48)

Total distributions	(0.60)		(1.08)	(1.25)	(1.24)		(1.46)	(1.48)

Net Asset Value, end of period	$18.02		$19.14	$21.20	$19.55		$21.72	$22.68

Total Return (%)(b)	(2.69	)**	(4.90)	15.22	(4.58)		2.18	3.24

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	19		22	17	19		7	3
Ratio of expenses before fee waiver (%)	0.20	*	0.20	0.20	0.33	(c)	0.35 (c)	0.35 (c)
Ratio of expenses after fee waiver (%)	0.20	*	0.20	0.20	0.19	(c)	0.14 (c)	0.33 (c)
Ratio of net investment income (loss) (%)	6.28	*	5.03	5.94	6.06		5.91	5.47
Portfolio turnover rate (%)(d)	16	**	47	56	113		19	50

Xtrackers Municipal Infrastructure Revenue Bond ETF Selected Per Share Data	For the Six Months Ended 11/30/2022 (Unaudited)		Years Ended May 31,
			2022	2021	2020		2019	2018
Net Asset Value, beginning of period	$25.88		$29.35	$27.75	$27.70		$26.52	$26.71

Income (loss) from investment operations:
Net investment income (loss)(a)	0.34		0.63	0.70	0.76		0.75	0.70
Net realized and unrealized gain (loss)	(1.36)		(3.48)	1.63	(0.00	)(e)	1.18	(0.20)

Total from investment operations	(1.02)		(2.85)	2.33	0.76		1.93	0.50

Less distributions from:
Net investment income	(0.35)		(0.62)	(0.73)	(0.71)		(0.75)	(0.69)

Total distributions	(0.35)		(0.62)	(0.73)	(0.71)		(0.75)	(0.69)

Net Asset Value, end of period	$24.51		$25.88	$29.35	$27.75		$27.70	$26.52

Total Return (%)	(3.94	)**	(9.87)	8.50	2.77		7.45 (b)	1.87

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	123		162	138	97		68	58
Ratio of expenses (%)	0.15	*	0.15	0.15	0.15		0.25	0.30
Ratio of expenses after fee waiver (%)	0.15	*	0.15	0.15	0.15		0.22	0.30
Ratio of net investment income (loss) (%)	2.78	*	2.24	2.42	2.72		2.85	2.61
Portfolio turnover rate (%)(d)	7	**	27	10	12		25	28

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)

The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	Less than 0.005.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	70

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Financial Highlights (Continued)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2022 (Unaudited)		Years Ended May 31,
			2022		2021	2020		2019		2018
Net Asset Value, beginning of period	$24.53		$26.62		$20.87	$23.69		$25.42		$26.14

Income (loss) from investment operations:
Net investment income (loss)(a)	0.53		1.22		1.16	0.94		1.21		1.35
Net realized and unrealized gain (loss)	(1.83)		(2.13)		5.75	(2.78)		(1.92)		(1.20)

Total from investment operations	(1.30)		(0.91)		6.91	(1.84)		(0.71)		0.15

Less distributions from:
Net investment income	(1.16)		(1.18)		(1.16)	(0.98)		(1.02)		(0.87)

Total distributions	(1.16)		(1.18)		(1.16)	(0.98)		(1.02)		(0.87)

Net Asset Value, end of period	$22.07		$24.53		$26.62	$20.87		$23.69		$25.42

Total Return (%)	(5.07	)**(b)	(3.46	)(b)	34.16 (b)	(8.19	)(b)	(2.82	)(b)	0.54

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	10		12		23	20		24		27
Ratio of expenses before fee waiver (%)	0.20	*	0.20		0.20	0.20		0.20		0.32
Ratio of expenses after fee waiver (%)	0.20	*	0.20		0.20	0.20		0.20		0.32
Ratio of net investment income (loss) (%)	5.01	*	4.80		4.92	3.94		4.96		5.29
Portfolio turnover rate (%)(c)	14	**	38		57	40		30		76

Xtrackers MSCI EAFE High Dividend Yield Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2022 (Unaudited)		Years Ended May 31,
			2022		2021	2020		2019		2018
Net Asset Value, beginning of period	$23.47		$25.00		$19.89	$22.00		$23.69		$24.99

Income (loss) from investment operations:
Net investment income (loss)(a)	0.39		1.17		1.21	0.85		1.36		1.50
Net realized and unrealized gain (loss)	(1.51)		(1.60)		4.94	(2.00)		(2.25)		(1.99)

Total from investment operations	(1.12)		(0.43)		6.15	(1.15)		(0.89)		(0.49)

Less distributions from:
Net investment income	(0.85)		(1.10)		(1.04)	(0.96)		(0.80)		(0.81)

Total distributions	(0.85)		(1.10)		(1.04)	(0.96)		(0.80)		(0.81)

Net Asset Value, end of period	$21.50		$23.47		$25.00	$19.89		$22.00		$23.69

Total Return (%)	(4.56	)**(b)	(1.72	)(b)	31.74 (b)	(5.58	)(b)	(3.76	)(b)	(2.02)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	1,098		955		739	409		244		24
Ratio of expenses before fee waiver (%)	0.20	*	0.20		0.20	0.20		0.20		0.33
Ratio of expenses after fee waiver (%)	0.20	*	0.20		0.20	0.20		0.20		0.33
Ratio of net investment income (loss) (%)	3.80	*	4.92		5.38	3.86		6.06		6.28
Portfolio turnover rate (%)(c)	14	**	30		57	57		20		56

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	71

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2022, the Trust consists of thirty-eight investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF
Xtrackers Municipal Infrastructure Revenue Bond ETF
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF
Xtrackers MSCI EAFE High Dividend Yield Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF , Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF and Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF offer shares that are listed and traded on the Cboe Bats BZX Exchange. Inc. (“Cboe”). Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, (“NAV”) only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	Bloomberg MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	J.P. Morgan ESG EMBI Global Diversified Sovereign Index
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	J.P. Morgan ESG DM Corporate High Yield USD Index
Xtrackers Municipal Infrastructure Revenue Bond ETF	Solactive Municipal Infrastructure Revenue Bond Index
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	MSCI ACWI ex USA High Dividend Yield Index
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	MSCI EAFE High Dividend Yield Index

The Bloomberg MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index is designed to apply environmental, social and governance (“ESG”) considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the Bloomberg US Corporate Index (an investment grade corporate bond universe), resulting in a broad investment grade fixed income market exposure with ESG aspects. Under normal circumstances, the Bloomberg MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index is reconstituted and rebalanced on a monthly basis.

The J.P. Morgan ESG EMBI Global Diversified Sovereign Index is designed to apply environmental, social and governance (“ESG”) considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the J.P. Morgan EMBI Global Diversified Sovereign Index, resulting in a broad emerging markets sovereign debt market exposure with ESG aspects.

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Notes to Financial Statements (Unaudited) (Continued)

The J.P. Morgan ESG DM Corporate High Yield USD Index is designed to apply environmental, social and governance considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the J.P. Morgan DM High Yield USD Index (a USD denominated high yield corporate bond index of developed market issuers), resulting in a broad high yield fixed income market exposure with ESG aspects. Under normal circumstances, the J.P. Morgan Indices are reconstituted and rebalanced on a monthly basis.

The Solactive Municipal Infrastructure Revenue Bond Index is designed to track the returns of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. It is comprised of tax-exempt municipal securities issued by states, cities, counties, districts, their respective agencies and other tax-exempt issuers. The Underlying Index is intended to track bonds that have been issued with the intention of funding federal, state and local infrastructure projects such as water and sewer systems, public power systems, toll roads, bridges, tunnels and many other public use projects. It is designed to only hold bonds issued by state and local municipalities where the interest and principal repayments are generated from dedicated revenue streams or a double-barreled revenue stream (pledged revenue stream and a general obligation pledge). Under normal circumstances, the Solactive Municipal Infrastructure Revenue Bond Index is rebalanced monthly on the last business day of each month.

The MSCI ACWI ex USA High Dividend Yield Index is designed to track the performance of equity securities (excluding real estate investment trusts (“REITs”)) in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex US Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. The MSCI EAFE High Dividend Yield Index is designed to reflect the performance of equities (excluding REITs) in developed markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. Under normal circumstances, the MSCI High Dividend Yield Indices are rebalanced semi-annually in May and November.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF, Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF, Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF are diversified series of the Trust. Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. In addition, each Fund, with the exception of Xtrackers Bloomberg US Investment Grade Corporate ESG ETF , Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF, Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF and Xtrackers Municipal Infrastructure Revenue Bond ETF, may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

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Notes to Financial Statements (Unaudited) (Continued)

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or

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Notes to Financial Statements (Unaudited) (Continued)

pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers Bloomberg US Investment Grade Corporate ESG ETF , Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF, Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF and Xtrackers Municipal Infrastructure Revenue Bond ETF to pay out dividends from its net investment income monthly and Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2022, the Funds did not incur any interest or penalties.

At May 31, 2022, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To

75

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Notes to Financial Statements (Unaudited) (Continued)

the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	$471,020	$703,228	$1,174,248
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	137,402	1,148,772	1,286,174
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	231,199	1,462,338	1,693,537
Xtrackers Municipal Infrastructure Revenue Bond ETF	1,035,516	618,932	1,654,448
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	956,319	3,348,718	4,305,037
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	23,591,338	46,769,706	70,361,044

As of May 31, 2022, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	$7,423,285	$(746,598)	$8,375	$(754,973)
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	23,357,586	(3,920,458)	157,800	(4,078,258)
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	23,490,333	(1,219,166)	253,275	(1,472,441)
Xtrackers Municipal Infrastructure Revenue Bond ETF	171,386,094	(12,807,883)	232,457	(13,040,340)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	13,300,104	(708,288)	745,711	(1,453,999)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	964,698,113	(9,119,486)	43,591,807	(52,711,293)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of November 30, 2022, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds, except the Xtrackers Municipal Infrastructure Revenue Bond ETF, may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of

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Notes to Financial Statements (Unaudited) (Continued)

the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2022, Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of November 30, 2022) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2022, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2022

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF
Corporate Bonds	$42,954	$—	$—	$7,809	$50,763

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$50,763

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF
Corporate Bonds	$416,538	$—	$—	$—	$416,538

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$416,538

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF
Corporate Bonds	$281,919	$—	$—	$26,192	$308,111

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$308,111

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF
Common Stocks	$21,137	$—	$—	$73,284	$94,421

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$94,421

Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Common Stocks	$—	$—	$—	$16,589,380	$16,589,380

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$16,589,380

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2022, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

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Notes to Financial Statements (Unaudited) (Continued)

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2022 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2022 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$9,485	Unrealized depreciation on futures contracts*	$—
Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$940,961	Unrealized depreciation on futures contracts*	$—

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2022 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	$(1,892)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	(515,382)

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	$4,693
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	715,524

For the period ended November 30, 2022 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	$144,467
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	7,593,696

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DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	0.15%
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	0.35%
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	0.20%
Xtrackers Municipal Infrastructure Revenue Bond ETF	0.15%
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	0.20%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	0.20%

The Advisor for Xtrackers MSCI All World ex US High Dividend Yield Equity ETF has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated funds. For the period ended November 30, 2022, the Advisor waived $24 of the expenses of the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period ended November 30, 2022, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	$8
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	72
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	65
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	4
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	281

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses distribution fees or expenses (if any), litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

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DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2022, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	$607,425	$647,569
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	2,227,669	2,967,687
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	3,015,436	3,139,813
Xtrackers Municipal Infrastructure Revenue Bond ETF	10,110,657	22,734,345
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	1,434,310	1,871,310
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	165,590,014	126,562,870

For the period ended November 30, 2022, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	$—	$—
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	—	—
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	—	1,777,855
Xtrackers Municipal Infrastructure Revenue Bond ETF	3,892,137	19,482,861
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	—	920,606
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	251,505,009	107,804,834

5. Fund Share Transactions

As of November 30, 2022, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At November 30, 2022, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	67%
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	46%
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	37%

7. Payments by Affiliates

During the period ended November 30, 2022, the Advisor agreed to reimburse Xtrackers J.P Morgan ESG USD High Yield Corporate Bond ETF $33 for a loss due to a FX trade executed incorrectly. The amount compensated was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

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DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

8. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets. There is also substantially less publicly available information about emerging market issuers than there is about issuers in developed countries. Therefore, disclosure of certain material information may not be made, and less information may be available to the Funds and other investors than would be the case if the Funds’ investments were restricted to securities of issuers in developed countries. Investments in emerging markets are often considered speculative.

9. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in NAV of a fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

10. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Bloomberg US Investment Grade Corporate ESG ETF , Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate (SOFR) plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at November 30, 2022.

11. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, which at times has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Funds’ and their investments may be adversely affected by the effects of the COVID-19 pandemic. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in the Funds’ accounting and financial reporting.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

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DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Income from municipal bonds may be subject to state and local taxes and at times the alternative minimum tax. Incorporation of ESG criteria in a fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. ESEB is currently non-diversified and can take larger positions in fewer issues, increasing its potential risk. Stocks may decline in value. Dividends are not guaranteed. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

Environmental, social and governance (ESG) criteria are a set of standards for a company’s operations that socially conscious investors use to screen potential investments: Environmental (how a company performs as a steward of nature); Social (how a company manages relationships with employee, suppliers, customers and communities); Governance (company’s leadership, executive pay, shareholder rights, etc).

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or CBOE BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

ESHY and ESEB are not sponsored, endorsed, or promoted by JP Morgan Chase & Co. (“JP Morgan”) and JP Morgan bears no liability with respect to any index on which such fund is based. The accuracy, completeness or relevance of the information which has been obtained from external sources cannot be guaranteed, although it has been obtained from sources reasonably believed to be reliable. Subject to any applicable law, JP Morgan shall not assume any liability in this respect. The index described herein is a proprietary J.P. Morgan index. The prospectus contains a detailed description of the limited relationship that JP Morgan has with DBX Advisors, LLC. Index provider website: www.jpmorgan.com/country/US/en/jpmorgan/investbk/solutioins/research/indices/composition.

“Bloomberg®” and Bloomberg MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by DBX Advisors LLC (the “Adviser”). Bloomberg is not affiliated with the Adviser, and Bloomberg does not approve, endorse, review, or recommend the Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (the “Fund”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Fund.

RVNU (the “Fund”) is not sponsored, endorsed, sold or promoted by Solactive. Neither Solactive nor any other party makes any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding advisability of investing in funds generally or in this Fund particularly or the ability of the Underlying Index to track general stock market performance. Neither Solactive nor any other party makes any express or implied warranties, and Solactive hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. The prospectus contains a more detailed description of the limited relationship Solactive has with DBX Advisors LLC and any related funds.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2023 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY, 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-049075-7 (1/23) DBX005410 (1/24)

November 30, 2022

Semi-Annual Report

DBX ETF Trust

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear shareholder,

We are pleased to provide this semiannual report on our six currency-hedged equity ETFs for the period ended November 30, 2022.

Mounting inflation, rising COVID-19 cases in China, surging greenback, and escalating trade skirmishes with Russia weighed on global markets during the period. Major central banks across the world hiked interest rates to curb inflation, despite fears that doing so could tip the global economy into a recession. Global equity markets were oversold during the reporting period on the back of accelerating inflation and fears surrounding central banks’ actions to control the price surge. Emerging market equity indices significantly lagged behind its developed market counterparts over the period, weighed down by high inflation, strong dollar, and weak Chinese economy. Heavyweight China faced headwinds from fresh COVID-19 cases, civil unrest, and concerns over subdued economic growth as a result of its stringent policies.

After experiencing two quarters of contraction, the U.S. economy recovered, clocking GDP1 growth of 2.9% in Q3 2022, primarily driven by exports and consumer spending. The U.S. labor market remained resilient, with the unemployment rate unchanged at 3.7%. The U.S. Federal Reserve (Fed) approved a fourth consecutive rate hike, bringing rates in the U.S. to their highest level since 2008. Fed officials noted the rate hikes had had little impact on soaring inflation, the Fed’s hint at slowing the pace of rate hikes in November boosted investor sentiment.

The Eurozone recovered on higher-than-expected corporate earnings and hopes of a slowdown in rate hikes by the European Central Bank (ECB) after inflation cooled in the Eurozone. The region, however, continued to reel under high energy prices, Russia’s war with Ukraine, and decades-high inflation throughout the period. The manufacturing and services sectors remained dull, and business activity had contracted for five straight months by November. The ECB hiked rates three times between July and October to counter red-hot inflation. Despite cooling marginally, prices in the region remained at historical highs. Political events in the UK took center-stage, with a new prime minister and a fiscal reversal as the Bank of England ended its gilt-purchasing program.

In Japan, markets were buoyed by expectations of reduced monetary tightening by the Fed. Japan’s GDP1, however, contracted in the third quarter for the first time in a year. The contraction came on the back of spike in inflation, weakness in the yen, and high import costs. The Japanese government announced new measures to tackle unprecedented inflation.

Fresh COVID-19 cases, the Zero COVID policy, and softness in its property market wreaked havoc on China’s economy. However, markets improved toward the end of the period, with the government working towards relaxing policies and supporting the property sector. Against a backdrop of China’s coronavirus policies, regulations fueling a tech war between the U.S. and China, and concerns around slowing global demand, Taiwan’s export-oriented economy struggled.

We believe the global economy is likely to witness weaker growth ahead, weighed down by record-high inflation and high retail inventories. We expect global inflation to peak in the fourth quarter of 2022. While the U.S. may narrowly miss a recession in 2023, the Eurozone is expected to witness a contraction in GDP1. Meanwhile, slowing demand and declining housing prices are likely to slow inflation and prompt the world’s major central banks to pause or scale back further rate hikes.

Our team appreciates your trust and looks forward to continue serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 The Gross Domestic Product (GDP) is the monetary value of all the finished goods and services produced within a country’s borders in a specific time period.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

The Xtrackers MSCI All World ex US Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities in developed and emerging stock markets (excluding the United States), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2022 (10.8% of Net Assets)

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1.7%
Nestle SA (Switzerland)	1.4%
Samsung Electronics Co. Ltd. (South Korea)	1.1%
Roche Holding AG (Switzerland)	1.0%
ASML Holding NV (Netherlands)	1.0%
Tencent Holdings Ltd. (China)	1.0%
Shell PLC (United Kingdom)	0.9%
LVMH Moet Hennessy Louis Vuitton SE (France)	0.9%
AstraZeneca PLC (United Kingdom)	0.9%
Novo Nordisk A/S (Denmark)	0.9%

Country Diversification* as of November 30, 2022

Japan	13.9%
United Kingdom	9.3%
Canada	8.1%
China	8.0%
France	7.3%
Switzerland	6.9%
Germany	5.1%
Australia	5.1%
India	4.2%
Taiwan	4.0%
South Korea	3.4%
Netherlands	3.0%
Hong Kong	2.3%
Sweden	2.1%
Other	17.3%

Total	100.0%

Sector Diversification* as of November 30, 2022

Financials	20.6%
Industrials	12.4%
Consumer Discretionary	11.4%
Information Technology	11.3%
Health Care	9.6%
Consumer Staples	9.0%
Materials	8.3%
Energy	6.2%
Communication Services	5.7%
Utilities	3.3%
Real Estate	2.2%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 9.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

The Xtrackers MSCI Emerging Markets Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track emerging market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into and index.

Ten Largest Equity Holdings as of November 30, 2022 (22.5% of Net Assets)

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	5.9%
Samsung Electronics Co. Ltd. (South Korea)	4.0%
Tencent Holdings Ltd. (China)	3.5%
Alibaba Group Holding Ltd. (China)	2.3%
Reliance Industries Ltd. (India)	1.6%
Meituan (China)	1.4%
Infosys Ltd. (India)	1.0%
Vale SA (Brazil)	1.0%
ICICI Bank Ltd. (India)	0.9%
JD.com, Inc. (China)	0.9%

Country Diversification* as of November 30, 2022

China	28.2%
India	15.1%
Taiwan	14.2%
South Korea	11.8%
Brazil	5.5%
Saudi Arabia	4.2%
South Africa	3.6%
Mexico	2.4%
Thailand	2.1%
Hong Kong	2.1%
Indonesia	2.0%
Other	8.8%

Total	100.0%

Sector Diversification* as of November 30, 2022

Financials	22.2%
Information Technology	19.6%
Consumer Discretionary	13.5%
Communication Services	9.1%
Materials	9.0%
Consumer Staples	6.3%
Industrials	6.2%
Energy	5.1%
Health Care	3.9%
Utilities	3.1%
Real Estate	2.0%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 38.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

The X-trackers MSCI Europe Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the developed markets in Europe, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2022 (22.0% of Net Assets)

Description	% of Net Assets
Nestle SA (Switzerland)	3.4%
Roche Holding AG (Switzerland)	2.5%
ASML Holding NV (Netherlands)	2.5%
Shell PLC (United Kingdom)	2.2%
LVMH Moet Hennessy Louis Vuitton SE (France)	2.2%
AstraZeneca PLC (United Kingdom)	2.2%
Novo Nordisk A/S (Denmark)	2.1%
Novartis AG (Switzerland)	2.0%
TotalEnergies SE (France)	1.6%
Unilever PLC (United Kingdom)	1.3%

Country Diversification* as of November 30, 2022

United Kingdom	22.7%
France	17.7%
Switzerland	16.7%
Germany	12.4%
Netherlands	7.3%
Sweden	5.0%
Denmark	4.3%
Spain	3.8%
Italy	3.1%
Other	7.0%

Total	100.0%

Sector Diversification* as of November 30, 2022

Financials	16.3%
Health Care	15.7%
Industrials	14.3%
Consumer Staples	13.2%
Consumer Discretionary	10.4%
Materials	7.4%
Information Technology	7.3%
Energy	6.8%
Utilities	4.3%
Communication Services	3.4%
Real Estate	0.9%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 59.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

The Xtrackers MSCI Eurozone Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU IMI US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities based in the countries in the European Monetary Union (the “EMU”), while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2022 (24.4% of Net Assets)

Description	% of Net Assets
ASML Holding NV (Netherlands)	4.6%
LVMH Moet Hennessy Louis Vuitton SE (France)	4.1%
TotalEnergies SE (France)	3.1%
SAP SE (Germany)	2.2%
Siemens AG (Germany)	2.0%
Sanofi (France)	2.0%
L’Oreal SA (France)	1.7%
Allianz SE (Germany)	1.7%
Schneider Electric SE (France)	1.5%
Air Liquide SA (France)	1.5%

Country Diversification* as of November 30, 2022

France	33.8%
Germany	24.7%
Netherlands	14.2%
Spain	7.8%
Italy	7.2%
Finland	3.6%
Belgium	3.0%
Ireland	2.2%
Other	3.5%

Total	100.0%

Sector Diversification* as of November 30, 2022

Industrials	16.4%
Financials	15.6%
Consumer Discretionary	15.1%
Information Technology	12.8%
Health Care	8.1%
Consumer Staples	7.5%
Materials	6.8%
Utilities	6.3%
Energy	5.5%
Communication Services	4.4%
Real Estate	1.5%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 67.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

The Xtrackers MSCI Germany Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Germany US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the German equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2022 (54.9% of Net Assets)

Description	% of Net Assets
SAP SE	9.5%
Siemens AG	8.8%
Allianz SE	7.3%
Deutsche Telekom AG	5.5%
Bayer AG	4.8%
Mercedes-Benz Group AG	4.5%
BASF SE	3.9%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.7%
Infineon Technologies AG	3.6%
Deutsche Post AG	3.3%

Sector Diversification* as of November 30, 2022

Industrials	18.1%
Financials	17.6%
Consumer Discretionary	16.3%
Information Technology	13.8%
Health Care	11.8%
Materials	6.9%
Communication Services	6.3%
Utilities	4.2%
Consumer Staples	2.9%
Real Estate	2.1%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 76.

6

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

The Xtrackers MSCI Japan Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the Japanese equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2022 (22.0% of Net Assets)

Description	% of Net Assets
Toyota Motor Corp.	4.8%
Sony Group Corp.	3.2%
Keyence Corp.	2.5%
Mitsubishi UFJ Financial Group, Inc.	2.0%
Daiichi Sankyo Co. Ltd.	1.8%
SoftBank Group Corp.	1.6%
Hitachi Ltd.	1.6%
Tokyo Electron Ltd.	1.5%
KDDI Corp.	1.5%
Shin-Etsu Chemical Co. Ltd.	1.5%

Sector Diversification* as of November 30, 2022

Industrials	22.5%
Consumer Discretionary	18.4%
Information Technology	13.7%
Financials	10.6%
Health Care	10.1%
Communication Services	8.4%
Consumer Staples	6.6%
Materials	4.5%
Real Estate	3.4%
Utilities	1.0%
Energy	0.8%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 79.

7

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Annualized Expense Ratio(1)	Expenses Paid During the Period Per $1,000(2)
Xtrackers MSCI All World ex US Hedged Equity ETF
Actual	$1,000.00	$1,002.70	0.43%	$2.16
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	0.43%	$2.18
Xtrackers MSCI Emerging Markets Hedged Equity ETF
Actual	$1,000.00	$949.50	0.67%	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.71	0.67%	$3.40
Xtrackers MSCI Europe Hedged Equity ETF
Actual	$1,000.00	$1,023.30	0.49%	$2.49
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	0.49%	$2.48
Xtrackers MSCI Eurozone Hedged Equity ETF
Actual	$1,000.00	$1,022.10	0.46%	$2.33
Hypothetical (5% return before expenses)	$1,000.00	$1,022.76	0.46%	$2.33
Xtrackers MSCI Germany Hedged Equity ETF
Actual	$1,000.00	$1,000.20	0.45%	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Xtrackers MSCI Japan Hedged Equity ETF
Actual	$1,000.00	$1,060.80	0.49%	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	0.49%	$2.48

(1) Includes interest expense on collateral received on forward foreign currency contracts of 0.02%, 0.02%, 0.03% and 0.04% for Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF, respectively.

(2) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

8

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.6%
Australia — 4.9%
Ampol Ltd.	1,741	$33,785
APA Group (a)	6,471	49,149
Aristocrat Leisure Ltd.	3,469	82,481
ASX Ltd.	1,129	54,002
Aurizon Holdings Ltd.	11,688	30,226
Australia & New Zealand Banking Group Ltd.	18,572	311,866
BHP Group Ltd.	31,211	964,317
BlueScope Steel Ltd.	3,404	40,502
Brambles Ltd.	8,119	66,735
Cochlear Ltd.	351	50,993
Coles Group Ltd.	8,545	98,309
Commonwealth Bank of Australia	10,454	765,337
Computershare Ltd.	3,152	59,562
CSL Ltd.	2,938	598,470
Dexus REIT	5,645	30,652
Endeavour Group Ltd.	7,738	36,608
Fortescue Metals Group Ltd.	10,504	138,172
Goodman Group REIT	10,573	137,213
GPT Group REIT	11,034	33,552
IDP Education Ltd. (b)	1,240	25,073
IGO Ltd.	4,483	46,860
Insurance Australia Group Ltd.	14,724	47,771
Lendlease Corp. Ltd. (a)	3,916	20,227
Lottery Corp. Ltd.*	13,414	41,973
Macquarie Group Ltd.	2,208	267,829
Medibank Pvt Ltd.	15,582	30,989
Mineral Resources Ltd.	964	57,200
Mirvac Group REIT	21,179	32,057
National Australia Bank Ltd.	19,419	415,718
Newcrest Mining Ltd.	5,473	73,590
Northern Star Resources Ltd.	6,974	50,176
Orica Ltd.	2,566	25,829
Origin Energy Ltd.	10,766	57,436
Pilbara Minerals Ltd.*	15,747	49,807
Qantas Airways Ltd.*	5,390	22,829
QBE Insurance Group Ltd.	9,512	83,092
Ramsay Health Care Ltd.	1,077	48,108
REA Group Ltd. (b)	326	27,285
Reece Ltd.	1,757	18,294
Rio Tinto Ltd.	2,308	171,726
Santos Ltd.	19,972	100,314
Scentre Group REIT	30,037	60,551
SEEK Ltd.	1,941	29,089
Sonic Healthcare Ltd.	2,987	65,445
South32 Ltd.	29,525	80,561
Stockland REIT	14,262	36,785
Suncorp Group Ltd.	7,394	59,823
Telstra Group Ltd.	24,349	65,777
Transurban Group (a)	18,839	182,726
Treasury Wine Estates Ltd.	4,503	42,179
Vicinity Ltd. REIT	25,987	35,807
Washington H Soul Pattinson & Co. Ltd.	1,181	22,693
Wesfarmers Ltd.	7,055	232,581
Westpac Banking Corp.	21,828	352,171
WiseTech Global Ltd.	973	37,638

	Number of Shares	Value
Australia (Continued)
Woodside Energy Group Ltd.	11,793	$298,488
Woolworths Group Ltd.	7,358	172,152

(Cost $6,839,232)		7,070,580

Austria — 0.1%
Erste Group Bank AG	1,931	59,478
OMV AG	894	46,664
Verbund AG	394	35,280
voestalpine AG	742	20,045

(Cost $169,438)		161,467

Belgium — 0.5%
Ageas SA/NV	1,065	42,634
Anheuser-Busch InBev SA/NV	5,439	317,233
D’ieteren Group	108	20,308
Elia Group SA/NV	191	27,031
Groupe Bruxelles Lambert NV	626	49,912
KBC Group NV	1,455	79,852
Sofina SA	93	19,897
Solvay SA	445	43,473
UCB SA	775	61,920
Umicore SA	1,218	43,347
Warehouses De Pauw CVA REIT	1,045	27,512

(Cost $949,701)		733,119

Brazil — 1.1%
Ambev SA	26,300	80,684
Americanas SA	3,811	7,755
Atacadao SA	2,964	9,122
B3 SA — Brasil Bolsa Balcao	34,459	84,531
Banco Bradesco SA	9,678	25,662
Banco BTG Pactual SA	6,891	33,424
Banco do Brasil SA	5,000	33,993
Banco Santander Brasil SA	2,049	10,921
BB Seguridade Participacoes SA	4,893	29,531
BRF SA*	4,187	7,601
CCR SA	8,872	20,191
Centrais Eletricas Brasileiras SA	6,261	57,309
Cia de Saneamento Basico do Estado de Sao Paulo	2,362	27,442
Cia Siderurgica Nacional SA	3,957	11,072
Cosan SA	8,284	28,782
CPFL Energia SA	1,773	11,924
Energisa SA	1,284	10,716
Engie Brasil Energia SA	1,304	9,926
Equatorial Energia SA	5,875	31,190
Hapvida Participacoes e Investimentos SA, 144A	26,828	26,883
Hypera SA	3,014	25,811
JBS SA	5,104	21,687
Klabin SA	3,942	14,965
Localiza Rent a Car SA*	14	154
Localiza Rent a Car SA	4,759	55,116
Lojas Renner SA	6,078	27,114
Magazine Luiza SA*	19,206	12,621
Natura & Co. Holding SA	6,002	13,544
Petro Rio SA*	3,690	25,634
Petroleo Brasileiro SA	22,799	133,516

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Brazil (Continued)
Raia Drogasil SA	7,925	$35,201
Rede D’Or Sao Luiz SA, 144A	2,233	13,365
Rumo SA	9,383	35,186
Sendas Distribuidora SA	6,072	23,460
Suzano SA	4,434	45,414
Telefonica Brasil SA	3,910	28,669
TIM SA	4,993	12,508
TOTVS SA	1,901	11,305
Ultrapar Participacoes SA	3,444	9,424
Vale SA	23,621	390,137
Vibra Energia SA	7,838	24,967
WEG SA	10,723	80,588

(Cost $1,452,505)		1,599,045

Canada — 7.8%
Agnico Eagle Mines Ltd.	2,709	136,442
Air Canada*	1,018	14,599
Algonquin Power & Utilities Corp.	3,065	23,150
Alimentation Couche-Tard, Inc.	5,057	230,378
AltaGas Ltd.	2,090	35,068
ARC Resources Ltd.	4,451	66,112
Bank of Montreal	4,187	408,942
Bank of Nova Scotia (b)	7,448	388,582
Barrick Gold Corp. (b)	7,895	128,830
Barrick Gold Corp.	2,794	45,414
BCE, Inc.	455	21,668
Brookfield Asset Management, Inc., Class A	8,520	401,694
BRP, Inc.	310	23,198
CAE, Inc.*	1,806	39,056
Cameco Corp.	2,920	71,136
Canadian Apartment Properties REIT	436	14,164
Canadian Imperial Bank of Commerce	5,548	267,223
Canadian National Railway Co.	3,547	455,363
Canadian Natural Resources Ltd.	6,852	409,088
Canadian Pacific Railway Ltd.	5,665	463,804
Canadian Tire Corp. Ltd., Class A	348	39,411
Canadian Utilities Ltd., Class A	795	21,743
CCL Industries, Inc., Class B	906	43,066
Cenovus Energy, Inc. (b)	8,237	163,803
CGI, Inc.*	1,276	111,403
Constellation Software, Inc.	125	201,513
Descartes Systems Group, Inc.*	534	37,074
Dollarama, Inc.	1,752	107,231
Element Fleet Management Corp.	2,329	33,001
Emera, Inc.	1,595	62,097
Empire Co. Ltd., Class A	1,021	27,803
Enbridge, Inc.	12,473	515,091
Fairfax Financial Holdings Ltd.	149	85,489
First Quantum Minerals Ltd.	3,579	85,088
FirstService Corp.	251	32,518
Fortis, Inc.	2,784	112,051
Franco-Nevada Corp.	1,164	170,029
George Weston Ltd.	448	56,102
GFL Environmental, Inc.	1,080	31,312
Gildan Activewear, Inc.	880	25,481
Great-West Lifeco, Inc.	1,841	43,905

	Number of Shares	Value
Canada (Continued)
Hydro One Ltd., 144A	1,597	$44,664
iA Financial Corp., Inc.	638	35,994
IGM Financial, Inc.	654	18,976
Imperial Oil Ltd. (b)	1,353	76,977
Intact Financial Corp.	1,047	156,651
Ivanhoe Mines Ltd., Class A*	3,638	32,563
Keyera Corp.	1,294	30,148
Kinross Gold Corp.	7,362	30,430
Loblaw Cos. Ltd.	1,089	98,282
Lundin Mining Corp.	3,958	24,363
Magna International, Inc.	1,673	103,018
Manulife Financial Corp.	11,785	212,282
Metro, Inc.	1,483	85,288
National Bank of Canada	2,001	142,702
Northland Power, Inc.	1,498	42,429
Nutrien Ltd.	3,395	272,857
Nuvei Corp., 144A*	390	12,021
Onex Corp.	462	24,348
Open Text Corp.	1,605	47,130
Pan American Silver Corp.	1,238	20,330
Parkland Corp.	871	18,558
Pembina Pipeline Corp.	3,516	128,365
Power Corp. of Canada	3,529	88,779
Quebecor, Inc., Class B (b)	1,005	21,659
Restaurant Brands International, Inc.	1,720	114,223
RioCan Real Estate Investment Trust REIT (b)	676	10,624
Ritchie Bros Auctioneers, Inc.	646	35,418
Rogers Communications, Inc., Class B	2,099	96,559
Royal Bank of Canada	8,457	841,079
Saputo, Inc.	1,455	36,128
Shaw Communications, Inc., Class B	2,999	81,845
Shopify, Inc., Class A*	7,193	295,495
Sun Life Financial, Inc.	3,664	173,619
Suncor Energy, Inc.	8,354	274,689
TC Energy Corp.	6,366	282,060
Teck Resources Ltd., Class B	3,005	111,385
TELUS Corp.	2,655	56,528
TFI International, Inc.	507	55,029
Thomson Reuters Corp.	992	116,807
TMX Group Ltd.	337	35,335
Toromont Industries Ltd.	515	39,197
Toronto-Dominion Bank	11,063	736,327
Tourmaline Oil Corp.	1,990	121,118
West Fraser Timber Co. Ltd. (b)	266	20,807
Wheaton Precious Metals Corp.	2,903	113,301
WSP Global, Inc.	715	85,764

(Cost $9,528,330)		11,151,273

Chile — 0.1%
Antofagasta PLC	2,488	42,236
Banco de Chile	258,773	24,483
Banco de Credito e Inversiones SA	222	6,012
Banco Santander Chile	361,173	14,041
Cencosud SA	8,433	12,538
Cia Cervecerias Unidas SA	667	4,042
Cia Sud Americana de Vapores SA	164,706	13,410

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Chile (Continued)
Empresas CMPC SA	7,496	$12,416
Empresas Copec SA	2,226	15,558
Enel Americas SA	156,798	20,777
Enel Chile SA	123,794	5,630
Falabella SA	4,372	7,806

(Cost $231,618)		178,949

China — 7.7%
360 DigiTech, Inc., ADR	515	8,080
360 Security Technology, Inc., Class A	3,700	3,618
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	200	502
3SBio, Inc., 144A	9,586	10,125
AAC Technologies Holdings, Inc.* (b)	3,567	8,202
Advanced Micro-Fabrication Equipment Inc China, Class A*	350	4,888
AECC Aviation Power Co. Ltd., Class A	1,000	6,470
Agricultural Bank of China Ltd., Class A	28,900	11,812
Agricultural Bank of China Ltd., Class H	180,323	60,023
Aier Eye Hospital Group Co. Ltd., Class A	3,124	12,015
Air China Ltd., Class A*	7,800	11,579
Air China Ltd., Class H*	9,926	7,879
Airtac International Group	485	14,830
Alibaba Group Holding Ltd.*	90,995	930,809
Aluminum Corp. of China Ltd., Class A	7,300	4,631
Aluminum Corp. of China Ltd., Class H	18,664	7,814
Anhui Conch Cement Co. Ltd., Class A	1,200	4,869
Anhui Conch Cement Co. Ltd., Class H	8,227	29,755
Anhui Gujing Distillery Co. Ltd., Class A	300	10,146
Anhui Gujing Distillery Co. Ltd., Class B	126	1,842
ANTA Sports Products Ltd.	7,796	90,726
Asymchem Laboratories Tianjin Co. Ltd., Class A	280	5,331
Autohome, Inc., ADR	380	11,362
AviChina Industry & Technology Co. Ltd., Class H	21,908	10,265
Baidu, Inc., Class A*	13,273	172,647
Bank of Beijing Co. Ltd., Class A	11,100	6,758
Bank of China Ltd., Class A	16,800	7,510
Bank of China Ltd., Class H	476,276	168,902
Bank of Communications Co. Ltd., Class A	11,800	7,904
Bank of Communications Co. Ltd., Class H	49,744	28,085
Bank of Hangzhou Co. Ltd., Class A	3,700	6,942
Bank of Jiangsu Co. Ltd., Class A	11,600	12,198
Bank of Nanjing Co. Ltd., Class A	7,900	11,626
Bank of Ningbo Co. Ltd., Class A	2,210	10,071
Bank of Shanghai Co. Ltd., Class A	5,590	4,736
Baoshan Iron & Steel Co. Ltd., Class A	10,200	8,164
BeiGene Ltd.*	3,900	57,569
Beijing Capital International Airport Co. Ltd., Class H*	6,501	4,186
Beijing Kingsoft Office Software, Inc., Class A	256	9,293
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,200	3,776

	Number of Shares	Value
China (Continued)
Beijing Tongrentang Co. Ltd., Class A	1,600	$11,160
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	145	3,350
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	13,800	9,655
Betta Pharmaceuticals Co. Ltd., Class A	400	2,871
BGI Genomics Co. Ltd., Class A	500	4,260
Bilibili, Inc., Class Z*	1,128	18,312
BOE Technology Group Co. Ltd., Class A	15,500	7,875
BYD Co. Ltd., Class A	700	25,781
BYD Co. Ltd., Class H	4,808	117,877
BYD Electronic International Co. Ltd.	2,894	9,411
CGN Power Co. Ltd., Class H, 144A	82,381	19,934
Changchun High & New Technology Industry Group, Inc., Class A	200	4,800
Chaozhou Three-Circle Group Co. Ltd., Class A	1,100	4,711
China Cinda Asset Management Co. Ltd., Class H	54,699	7,143
China CITIC Bank Corp. Ltd., Class H	52,339	23,184
China Coal Energy Co. Ltd., Class H	16,390	15,024
China Communications Services Corp. Ltd., Class H	14,234	4,884
China Conch Venture Holdings Ltd.	10,486	23,815
China Construction Bank Corp., Class H	584,518	352,464
China CSSC Holdings Ltd., Class A	2,400	8,546
China Energy Engineering Corp. Ltd., Class A	17,700	6,154
China Everbright Bank Co. Ltd., Class A	14,000	5,941
China Everbright Bank Co. Ltd., Class H	13,497	4,009
China Evergrande Group* (c)	8,123	0
China Feihe Ltd., 144A	21,663	17,556
China Galaxy Securities Co. Ltd., Class A	7,370	10,375
China Galaxy Securities Co. Ltd., Class H	21,801	10,774
China Hongqiao Group Ltd.	14,641	13,552
China International Capital Corp. Ltd., Class H, 144A	8,796	16,374
China Jushi Co. Ltd., Class A	4,400	8,967
China Lesso Group Holdings Ltd.	5,474	6,651
China Life Insurance Co. Ltd., Class A	700	3,591
China Life Insurance Co. Ltd., Class H	44,592	67,708
China Literature Ltd., 144A*	2,048	7,302
China Longyuan Power Group Corp. Ltd., Class H	19,055	23,224
China Medical System Holdings Ltd.	8,280	12,000
China Meidong Auto Holdings Ltd.	2,636	4,981
China Merchants Bank Co. Ltd., Class A	7,600	37,706
China Merchants Bank Co. Ltd., Class H	24,538	123,146
China Merchants Energy Shipping Co. Ltd., Class A	6,700	6,247
China Merchants Securities Co. Ltd., Class A	4,200	8,047
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,300	4,994
China Minsheng Banking Corp. Ltd., Class A	13,500	6,744

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
China (Continued)
China Minsheng Banking Corp. Ltd., Class H (b)	28,896	$9,951
China National Building Material Co. Ltd., Class H	29,449	25,864
China National Nuclear Power Co. Ltd., Class A	11,200	9,918
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,300	4,828
China Oilfield Services Ltd., Class H	10,996	13,782
China Pacific Insurance Group Co. Ltd., Class A	2,100	7,254
China Pacific Insurance Group Co. Ltd., Class H	13,944	31,455
China Petroleum & Chemical Corp., Class A	9,200	5,914
China Petroleum & Chemical Corp., Class H	160,651	75,482
China Railway Group Ltd., Class A	13,900	11,599
China Railway Group Ltd., Class H	18,491	10,392
China Resources Microelectronics Ltd., Class A	622	4,687
China Resources Mixc Lifestyle Services Ltd., 144A	3,535	16,722
China Resources Pharmaceutical Group Ltd., 144A	17,338	14,206
China Shenhua Energy Co. Ltd., Class A	2,690	11,663
China Shenhua Energy Co. Ltd., Class H	18,207	55,943
China Southern Airlines Co. Ltd., Class A*	10,000	10,573
China Southern Airlines Co. Ltd., Class H*	7,607	4,499
China State Construction Engineering Corp. Ltd., Class A	24,600	20,528
China Three Gorges Renewables Group Co. Ltd., Class A	12,800	10,536
China Tourism Group Duty Free Corp. Ltd., Class A	800	22,420
China Tourism Group Duty Free Corp. Ltd., Class H, 144A*	640	16,076
China Tower Corp. Ltd., Class H, 144A	293,078	31,518
China United Network Communications Ltd., Class A	10,000	6,258
China Vanke Co. Ltd., Class A	3,300	8,734
China Vanke Co. Ltd., Class H	9,974	20,507
China Yangtze Power Co. Ltd., Class A	10,200	30,717
China Zhenhua Group Science & Technology Co. Ltd., Class A	600	9,721
Chinasoft International Ltd.*	14,445	12,261
Chongqing Brewery Co. Ltd., Class A	200	3,122
Chongqing Changan Automobile Co. Ltd., Class A	3,640	6,948
Chongqing Rural Commercial Bank Co. Ltd., Class A	7,100	3,647
Chongqing Zhifei Biological Products Co. Ltd., Class A	800	10,270
CITIC Ltd.	29,803	30,486
CITIC Securities Co. Ltd., Class A	5,230	14,711

	Number of Shares	Value
China (Continued)
CITIC Securities Co. Ltd., Class H	14,270	$28,427
CMOC Group Ltd., Class A	15,200	10,052
CMOC Group Ltd., Class H	15,252	7,049
Contemporary Amperex Technology Co. Ltd., Class A	877	47,917
COSCO SHIPPING Energy Transportation Co. Ltd., Class A*	2,600	5,675
COSCO SHIPPING Holdings Co. Ltd., Class A	6,330	11,346
COSCO SHIPPING Holdings Co. Ltd., Class H	18,876	20,372
Country Garden Holdings Co. Ltd. (b)	60,195	23,197
Country Garden Services Holdings Co. Ltd.	11,992	29,355
CRRC Corp. Ltd., Class A	13,700	10,421
CRRC Corp. Ltd., Class H	35,061	14,364
CSC Financial Co. Ltd., Class A	1,960	6,834
CSPC Pharmaceutical Group Ltd.	52,024	66,537
Dali Foods Group Co. Ltd., 144A	15,749	7,440
Daqin Railway Co. Ltd., Class A	7,700	7,485
Daqo New Energy Corp., ADR*	388	22,081
DaShenLin Pharmaceutical Group Co. Ltd., Class A	840	5,032
Dongfang Electric Corp. Ltd., Class A	3,300	11,315
Dongfeng Motor Group Co. Ltd., Class H	23,713	13,267
Dongyue Group Ltd.	9,332	10,263
East Money Information Co. Ltd., Class A	4,279	11,234
Ecovacs Robotics Co. Ltd., Class A	200	2,045
ENN Energy Holdings Ltd.	5,060	70,935
Eve Energy Co. Ltd., Class A	900	10,595
Everbright Securities Co. Ltd., Class A	1,800	4,131
Flat Glass Group Co. Ltd., Class H	2,614	6,743
Focus Media Information Technology Co. Ltd., Class A	3,200	2,720
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,518	15,157
Fosun International Ltd.	21,044	16,003
Founder Securities Co. Ltd., Class A	10,000	9,622
Foxconn Industrial Internet Co. Ltd., Class A	4,600	5,973
Fuyao Glass Industry Group Co. Ltd., Class A	1,100	5,796
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	3,423	14,944
Ganfeng Lithium Group Co. Ltd., Class A	700	8,047
Ganfeng Lithium Group Co. Ltd., Class H, 144A	2,119	18,393
GCL System Integration Technology Co. Ltd., Class A*	1,000	458
GD Power Development Co. Ltd., Class A*	12,900	8,293
GDS Holdings Ltd., Class A*	4,320	7,489
Gemdale Corp., Class A	1,700	2,823
Genscript Biotech Corp.*	6,892	17,435
GF Securities Co. Ltd., Class A	2,000	4,544
GF Securities Co. Ltd., Class H	6,132	8,887
GigaDevice Semiconductor, Inc., Class A	168	2,403

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
China (Continued)
Ginlong Technologies Co. Ltd., Class A*	300	$8,418
GoerTek, Inc., Class A	1,500	3,861
Gotion High-tech Co. Ltd., Class A	1,500	6,812
Great Wall Motor Co. Ltd., Class A	1,200	5,446
Great Wall Motor Co. Ltd., Class H	17,402	25,131
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,000	4,565
Greentown China Holdings Ltd.	4,920	8,352
Greentown Service Group Co. Ltd.	8,393	5,738
Guangdong Haid Group Co. Ltd., Class A	1,300	10,437
Guanghui Energy Co. Ltd., Class A	2,500	3,796
Guangzhou Automobile Group Co. Ltd., Class A	3,800	6,644
Guangzhou Automobile Group Co. Ltd., Class H	17,222	12,259
Guangzhou Tinci Materials Technology Co. Ltd., Class A	800	5,104
Guosen Securities Co. Ltd., Class A	5,900	7,645
Guotai Junan Securities Co. Ltd., Class A	3,100	6,155
H World Group Ltd., ADR	1,416	54,204
Haichang Ocean Park Holdings Ltd., 144A*	29,052	12,014
Haidilao International Holding Ltd., 144A*	6,588	16,126
Haier Smart Home Co. Ltd., Class A	2,100	7,310
Haier Smart Home Co. Ltd., Class H	15,941	52,246
Haitian International Holdings Ltd.	4,489	11,552
Haitong Securities Co. Ltd., Class A	5,000	6,344
Haitong Securities Co. Ltd., Class H	14,205	8,729
Hangzhou First Applied Material Co. Ltd., Class A	560	4,775
Hangzhou Silan Microelectronics Co. Ltd., Class A	800	4,155
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	788	7,435
Hansoh Pharmaceutical Group Co. Ltd., 144A	7,293	13,781
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,100	3,943
Hengan International Group Co. Ltd.	3,819	17,577
Hengli Petrochemical Co. Ltd., Class A	1,800	4,291
Hoshine Silicon Industry Co. Ltd., Class A	500	6,344
Hua Hong Semiconductor Ltd., 144A*	2,689	9,261
Huadong Medicine Co. Ltd., Class A	700	4,095
Hualan Biological Engineering, Inc., Class A	670	1,945
Huaneng Power International, Inc., Class A*	3,500	3,849
Huaneng Power International, Inc., Class H * (b)	17,022	7,845
Huatai Securities Co. Ltd., Class A	1,700	3,153
Huatai Securities Co. Ltd., Class H, 144A	9,693	11,181
Huaxia Bank Co. Ltd., Class A	9,400	6,990
Huayu Automotive Systems Co. Ltd., Class A	1,700	4,454

	Number of Shares	Value
China (Continued)
Huizhou Desay Sv Automotive Co. Ltd., Class A	300	$4,683
Hundsun Technologies, Inc., Class A	1,456	8,257
Hygeia Healthcare Holdings Co. Ltd., 144A* (b)	2,124	13,284
Iflytek Co. Ltd., Class A	900	4,119
Imeik Technology Development Co. Ltd., Class A	100	6,806
Industrial & Commercial Bank of China Ltd., Class A	33,000	20,138
Industrial & Commercial Bank of China Ltd., Class H	335,234	167,811
Industrial Bank Co. Ltd., Class A	8,800	22,105
Industrial Securities Co. Ltd., Class A*	1,950	1,683
Ingenic Semiconductor Co. Ltd., Class A	300	3,360
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	32,600	9,207
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,600	1,550
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,100	8,598
Inner Mongolia Yitai Coal Co. Ltd., Class B	8,000	11,792
Innovent Biologics, Inc., 144A*	6,981	27,393
iQIYI, Inc., ADR*	1,364	4,051
JA Solar Technology Co. Ltd., Class A	1,260	10,407
JD Health International, Inc., 144A* (b)	6,650	57,978
JD.com, Inc., Class A	12,907	361,550
Jiangsu Eastern Shenghong Co. Ltd., Class A	2,200	4,146
Jiangsu Expressway Co. Ltd., Class H	8,873	7,997
Jiangsu Hengli Hydraulic Co. Ltd., Class A	600	5,600
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,500	14,131
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	700	14,045
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,300	3,079
Jiangxi Copper Co. Ltd., Class A	2,700	6,660
Jiangxi Copper Co. Ltd., Class H	3,974	5,749
Jiumaojiu International Holdings Ltd., 144A (b)	4,272	10,720
Kanzhun Ltd., ADR*	1,212	22,810
KE Holdings, Inc., ADR*	4,308	72,891
Kingdee International Software Group Co. Ltd.*	15,602	25,727
Kingsoft Corp. Ltd.	5,845	18,334
Koolearn Technology Holding Ltd., 144A*	2,750	14,435
Kuaishou Technology, 144A*	11,605	84,018
Kweichow Moutai Co. Ltd., Class A	500	113,461
Lenovo Group Ltd.	48,872	41,170
Lens Technology Co. Ltd., Class A	2,610	3,937
Lepu Medical Technology Beijing Co. Ltd., Class A	1,200	3,857

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
China (Continued)
Li Auto, Inc., Class A*	7,282	$72,765
Li Ning Co. Ltd.	14,028	110,001
Lingyi iTech Guangdong Co., Class A*	3,100	2,164
Longfor Group Holdings Ltd., 144A	10,936	32,972
LONGi Green Energy Technology Co. Ltd., Class A	3,340	21,700
Lufax Holding Ltd., ADR	5,225	9,718
Luxshare Precision Industry Co. Ltd., Class A	3,349	14,691
Luzhou Laojiao Co. Ltd., Class A	600	15,839
Mango Excellent Media Co. Ltd., Class A	1,200	4,288
Maxscend Microelectronics Co. Ltd., Class A	160	2,614
Meituan, Class B, 144A*	27,135	568,341
Metallurgical Corp. of China Ltd., Class A	21,100	9,971
Microport Scientific Corp.*	3,646	8,533
Ming Yang Smart Energy Group Ltd., Class A	2,300	8,738
Minth Group Ltd.	4,579	12,281
Montage Technology Co. Ltd., Class A	617	5,892
Muyuan Foods Co. Ltd., Class A	2,134	14,558
Nanjing Securities Co. Ltd., Class A	4,800	5,811
NARI Technology Co. Ltd., Class A	3,076	11,599
National Silicon Industry Group Co. Ltd., Class A*	1,306	3,570
NAURA Technology Group Co. Ltd., Class A	200	6,326
NetEase, Inc.	12,180	170,437
New China Life Insurance Co. Ltd., Class A	1,300	5,291
New China Life Insurance Co. Ltd., Class H	4,257	9,930
New Hope Liuhe Co. Ltd., Class A*	1,400	2,706
New Oriental Education & Technology Group, Inc.*	8,270	23,716
Ninestar Corp., Class A	548	4,202
Ningbo Deye Technology Co. Ltd., Class A	100	5,152
Ningbo Tuopu Group Co. Ltd., Class A	500	4,789
Ningxia Baofeng Energy Group Co. Ltd., Class A	5,666	10,630
NIO, Inc., ADR*	7,790	99,556
Nongfu Spring Co. Ltd., Class H, 144A (b)	10,821	62,480
OFILM Group Co. Ltd., Class A*	103	75
Oppein Home Group, Inc., Class A	500	7,734
Orient Securities Co. Ltd., Class A	2,048	2,595
People’s Insurance Co. Group of China Ltd., Class H	66,401	22,273
PetroChina Co. Ltd., Class A	7,700	5,726
PetroChina Co. Ltd., Class H	131,462	59,580
Pharmaron Beijing Co. Ltd., Class A	600	5,460
Pharmaron Beijing Co. Ltd., Class H, 144A	1,081	6,145
PICC Property & Casualty Co. Ltd., Class H	50,392	50,708
Pinduoduo, Inc., ADR*	3,093	253,750

	Number of Shares	Value
China (Continued)
Ping An Bank Co. Ltd., Class A	6,600	$12,204
Ping An Healthcare and Technology Co. Ltd., 144A* (b)	2,085	5,194
Ping An Insurance Group Co. of China Ltd., Class A	3,200	20,413
Ping An Insurance Group Co. of China Ltd., Class H	38,619	236,086
Poly Developments and Holdings Group Co. Ltd., Class A	3,900	9,215
Pop Mart International Group Ltd., 144A (b)	3,770	8,369
Postal Savings Bank of China Co. Ltd., Class A	14,000	8,861
Postal Savings Bank of China Co. Ltd., Class H, 144A	44,006	26,367
Power Construction Corp. of China Ltd., Class A	5,900	6,397
Qinghai Salt Lake Industry Co. Ltd., Class A*	2,900	10,408
Rongsheng Petrochemical Co. Ltd., Class A	2,550	4,484
SAIC Motor Corp. Ltd., Class A	2,400	5,170
Sangfor Technologies, Inc., Class A	400	6,371
Sany Heavy Equipment International Holdings Co. Ltd.	6,832	7,268
Sany Heavy Industry Co. Ltd., Class A	2,800	6,322
Satellite Chemical Co. Ltd., Class A	2,937	6,064
SDIC Power Holdings Co. Ltd., Class A	6,500	10,147
Seazen Holdings Co. Ltd., Class A*	2,500	8,082
SF Holding Co. Ltd., Class A	1,860	13,990
SG Micro Corp., Class A	150	3,768
Shaanxi Coal Industry Co. Ltd., Class A	4,700	13,453
Shandong Gold Mining Co. Ltd., Class A	2,200	6,385
Shandong Gold Mining Co. Ltd., Class H, 144A	4,780	9,326
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	900	4,254
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	13,432	19,501
Shanghai Baosight Software Co. Ltd., Class A	910	5,086
Shanghai Baosight Software Co. Ltd., Class B	3,380	10,147
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,100	5,792
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,018	9,969
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	2,852	13,309
Shanghai Junshi Biosciences Co. Ltd., Class A*	270	2,533
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	3,931	3,160
Shanghai M&G Stationery, Inc., Class A	800	5,425
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,300	3,570

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
China (Continued)
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,214	$8,638
Shanghai Pudong Development Bank Co. Ltd., Class A	9,300	9,529
Shanghai Putailai New Energy Technology Co. Ltd., Class A	800	6,301
Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,600	2,988
Shanxi Meijin Energy Co. Ltd., Class A	3,100	4,325
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	420	15,262
Shenwan Hongyuan Group Co. Ltd., Class A	11,900	6,975
Shenzhen Dynanonic Co. Ltd., Class A	200	6,420
Shenzhen Inovance Technology Co. Ltd., Class A	1,050	10,470
Shenzhen Kangtai Biological Products Co. Ltd., Class A	896	4,374
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	445	20,499
Shenzhen SC New Energy Technology Corp., Class A	300	5,471
Shenzhen Transsion Holdings Co. Ltd., Class A	633	6,984
Shenzhou International Group Holdings Ltd.	4,510	40,216
Sichuan Yahua Industrial Group Co. Ltd., Class A	1,000	3,880
Silergy Corp.	1,844	26,850
Sinopharm Group Co. Ltd., Class H	8,105	19,134
Smoore International Holdings Ltd., 144A (b)	10,110	15,454
StarPower Semiconductor Ltd., Class A	100	4,797
Sunac China Holdings Ltd.* (c)	14,174	0
Sungrow Power Supply Co. Ltd., Class A	500	8,160
Sunny Optical Technology Group Co. Ltd.	5,102	59,375
Suzhou Maxwell Technologies Co. Ltd., Class A	100	6,102
TAL Education Group, ADR*	2,073	12,376
TBEA Co. Ltd., Class A	1,500	4,577
TCL Technology Group Corp., Class A	1,164	664
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	1,100	6,489
Tencent Holdings Ltd.	38,482	1,414,941
Tencent Music Entertainment Group, ADR*	3,659	25,650
Tianma Microelectronics Co. Ltd., Class A	1,000	1,300
Tianqi Lithium Corp., Class A*	800	10,233
Tingyi Cayman Islands Holding Corp.	13,235	21,621
Tongcheng Travel Holdings Ltd.*	10,603	22,642
Tongwei Co. Ltd., Class A	1,700	10,451
Topsports International Holdings Ltd., 144A	16,911	10,760
TravelSky Technology Ltd., Class H	4,346	8,735
Trina Solar Co. Ltd., Class A	1,184	10,838

	Number of Shares	Value
China (Continued)
Trip.com Group Ltd., ADR*	3,514	$112,272
Tsingtao Brewery Co. Ltd., Class A	800	11,501
Tsingtao Brewery Co. Ltd., Class H	4,473	41,747
Unigroup Guoxin Microelectronics Co. Ltd., Class A	475	8,864
Uni-President China Holdings Ltd.	10,252	8,978
Unisplendour Corp. Ltd., Class A	1,880	5,037
Vipshop Holdings Ltd., ADR*	2,612	29,124
Walvax Biotechnology Co. Ltd., Class A	900	5,399
Wanhua Chemical Group Co. Ltd., Class A	1,021	12,968
Want Want China Holdings Ltd.	26,923	18,268
Weibo Corp., ADR*	333	5,308
Weichai Power Co. Ltd., Class A	2,100	3,198
Weichai Power Co. Ltd., Class H	11,516	15,215
Wens Foodstuffs Group Co. Ltd., Class A	2,440	6,219
Will Semiconductor Co. Ltd., Class A	540	6,230
Wingtech Technology Co. Ltd., Class A	478	3,736
Wuliangye Yibin Co. Ltd., Class A	1,700	37,843
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,500	2,699
WuXi AppTec Co. Ltd., Class A	920	10,184
WuXi AppTec Co. Ltd., Class H, 144A	2,094	20,589
Wuxi Biologics Cayman, Inc., 144A*	21,361	137,148
Wuxi Shangji Automation Co. Ltd., Class A	400	6,608
Xiaomi Corp., Class B, 144A*	96,739	127,814
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	4,300	7,024
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	4,359	4,682
Xinyi Solar Holdings Ltd.	30,699	35,412
XPeng, Inc., Class A*	5,888	25,366
Xtep International Holdings Ltd.	8,580	9,644
Yadea Group Holdings Ltd., 144A	6,987	13,131
Yankuang Energy Group Co. Ltd., Class A	700	4,031
Yankuang Energy Group Co. Ltd., Class H	9,496	31,427
Yifeng Pharmacy Chain Co. Ltd., Class A	600	5,543
Yihai International Holding Ltd.*	2,432	7,535
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,000	5,854
YongXing Special Materials Technology Co. Ltd., Class A	300	4,482
Yonyou Network Technology Co. Ltd., Class A	1,700	5,527
YTO Express Group Co. Ltd., Class A	4,500	12,402
Yum China Holdings, Inc.	2,590	142,761
Yunnan Baiyao Group Co. Ltd., Class A	560	4,497
Yunnan Energy New Material Co. Ltd., Class A	300	5,297
Zai Lab Ltd., ADR* (b)	588	22,673
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	7,236
Zhaojin Mining Industry Co. Ltd., Class H*	10,009	11,084

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
China (Continued)
Zhejiang Chint Electrics Co. Ltd., Class A	1,200	$4,898
Zhejiang Dahua Technology Co. Ltd., Class A	3,600	6,069
Zhejiang Expressway Co. Ltd., Class H	5,816	4,319
Zhejiang Huayou Cobalt Co. Ltd., Class A	650	5,766
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	600	5,492
Zhejiang NHU Co. Ltd., Class A	2,160	6,039
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	5,473	14,084
Zhongsheng Group Holdings Ltd.	3,824	19,485
Zhuzhou CRRC Times Electric Co. Ltd.	3,305	15,190
Zijin Mining Group Co. Ltd., Class A	6,800	9,486
Zijin Mining Group Co. Ltd., Class H	34,308	44,538
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,400	3,647
ZTE Corp., Class A	1,512	5,257
ZTE Corp., Class H	3,477	7,541
ZTO Express Cayman, Inc., ADR (b)	2,617	65,608

(Cost $13,633,683)		11,042,686

Colombia — 0.0%
Bancolombia SA	1,292	10,704
Ecopetrol SA	21,382	10,142
Interconexion Electrica SA ESP	2,692	10,873

(Cost $34,419)		31,719

Cyprus — 0.0%
Polymetal International PLC* (c)	1,738	0
TCS Group Holding PLC, GDR* (c)	608	0

(Cost $62,312)		0

Czech Republic — 0.0%
CEZ AS	965	33,161
Komercni Banka AS	617	18,196
Moneta Money Bank AS, 144A	1,846	5,681

(Cost $52,551)		57,038

Denmark — 1.7%
A.P. Moller — Maersk A/S, Class A	19	39,956
A.P. Moller — Maersk A/S, Class B	32	68,727
Carlsberg A/S, Class B	585	73,125
Chr Hansen Holding A/S	622	37,996
Coloplast A/S, Class B	756	88,175
Danske Bank A/S	4,096	73,070
Demant A/S*	659	18,441
DSV A/S	1,120	175,354
Genmab A/S*	403	184,326
Novo Nordisk A/S, Class B	10,167	1,257,512
Novozymes A/S, Class B	1,220	70,054
Orsted AS, 144A	1,089	94,545
Pandora A/S	588	43,406
ROCKWOOL A/S, Class B	51	11,057
Tryg A/S	2,057	47,632
Vestas Wind Systems A/S	6,278	157,636

(Cost $1,717,033)		2,441,012

	Number of Shares	Value
Egypt — 0.0%
Commercial International Bank Egypt SAE	15,165	$24,740
Eastern Co. SAE	4,376	2,301

(Cost $32,658)		27,041

Finland — 0.8%
Elisa OYJ	869	44,997
Fortum OYJ	2,716	43,002
Kesko OYJ, Class B	1,624	34,627
Kone OYJ, Class B	2,250	111,238
Neste OYJ	2,515	129,128
Nokia OYJ	32,659	158,132
Nordea Bank Abp	19,753	205,959
Orion OYJ, Class B	706	37,277
Sampo OYJ, Class A	2,722	137,490
Stora Enso OYJ, Class R	3,527	51,291
UPM-Kymmene OYJ	3,085	112,263
Wartsila OYJ Abp	2,668	22,871

(Cost $1,111,284)		1,088,275

France — 7.1%
Accor SA*	985	25,850
Aeroports de Paris*	174	26,571
Air Liquide SA	3,207	461,269
Airbus SE	3,652	414,990
Alstom SA (b)	1,849	47,832
Amundi SA, 144A	378	21,044
Arkema SA	368	32,213
AXA SA	11,392	320,309
BioMerieux	238	23,790
BNP Paribas SA	6,824	379,410
Bollore SE	5,529	30,839
Bouygues SA	1,361	41,865
Bureau Veritas SA	1,752	45,615
Capgemini SE	1,030	183,281
Carrefour SA	3,659	62,539
Cie de Saint-Gobain	2,971	135,243
Cie Generale des Etablissements Michelin SCA	4,282	119,083
Covivio REIT	356	20,486
Credit Agricole SA	6,975	69,751
Danone SA	3,904	203,450
Dassault Aviation SA	152	23,916
Dassault Systemes SE	4,214	153,851
Edenred	1,429	78,039
Eiffage SA	443	43,305
Electricite de France SA	3,706	46,278
Engie SA	11,320	171,040
EssilorLuxottica SA	1,786	329,514
Eurazeo SE	248	15,445
Gecina SA REIT	171	16,593
Getlink SE	2,720	44,820
Hermes International	196	314,605
Ipsen SA	243	27,107
Kering SA	452	266,877
Klepierre SA REIT*	1,245	28,476
La Francaise des Jeux SAEM, 144A	466	18,534
Legrand SA	1,698	136,902

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
France (Continued)
L’Oreal SA	1,474	$544,208
LVMH Moet Hennessy Louis Vuitton SE	1,697	1,301,997
Orange SA (b)	12,611	128,186
Pernod Ricard SA (b)	1,278	251,282
Publicis Groupe SA	1,453	94,348
Remy Cointreau SA	132	22,637
Renault SA*	1,162	42,091
Safran SA	2,073	253,294
Sanofi	6,874	618,599
Sartorius Stedim Biotech	173	58,202
Schneider Electric SE	3,366	486,590
SEB SA	169	13,225
Societe Generale SA	4,744	118,429
Sodexo SA	598	57,063
Teleperformance	331	74,192
Thales SA	628	79,825
TotalEnergies SE (b)	15,205	954,245
Ubisoft Entertainment SA*	507	14,023
Unibail-Rodamco-Westfield REIT*	792	41,735
Valeo	1,380	25,490
Veolia Environnement SA	4,275	109,346
Vinci SA	3,295	331,289
Vivendi SE	4,637	41,401
Wendel SE	166	15,279
Worldline SA, 144A*	1,421	66,467

(Cost $9,019,836)		10,124,175

Germany — 4.6%
adidas AG	1,062	135,112
Allianz SE	2,466	524,387
BASF SE	5,604	282,916
Bayer AG	6,112	352,225
Bayerische Motoren Werke AG	2,090	187,712
Bechtle AG	466	16,667
Beiersdorf AG	579	62,631
Brenntag SE	901	56,236
Carl Zeiss Meditec AG	251	33,733
Commerzbank AG*	5,399	44,979
Continental AG	754	44,943
Covestro AG, 144A	1,246	49,491
Daimler Truck Holding AG*	2,840	92,708
Delivery Hero SE, 144A* (b)	1,032	43,998
Deutsche Bank AG (d)	12,404	130,651
Deutsche Boerse AG	1,182	216,355
Deutsche Lufthansa AG*	3,695	29,441
Deutsche Post AG	5,962	234,700
Deutsche Telekom AG	19,706	397,941
E.ON SE	14,083	133,710
Evonik Industries AG	1,453	28,312
Fresenius Medical Care AG & Co. KGaA	1,202	37,174
Fresenius SE & Co. KGaA	2,531	69,953
GEA Group AG	769	31,113
Hannover Rueck SE	347	65,574
HeidelbergCement AG	884	47,945
HelloFresh SE*	935	22,748
Henkel AG & Co. KGaA	577	38,247
Infineon Technologies AG	8,058	264,300

	Number of Shares	Value
Germany (Continued)
Knorr-Bremse AG	426	$24,044
LEG Immobilien SE	458	28,929
Mercedes-Benz Group AG	4,813	322,542
Merck KGaA	801	144,866
MTU Aero Engines AG	334	69,651
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	862	270,176
Nemetschek SE	340	16,487
Puma SE	610	30,913
Rational AG	18	11,098
Rheinmetall AG	272	55,024
RWE AG	3,914	171,062
SAP SE	6,387	694,274
Scout24 SE, 144A	502	27,143
Siemens AG	4,679	638,906
Siemens Energy AG (b)	2,809	46,213
Siemens Healthineers AG, 144A	1,811	95,470
Symrise AG	879	99,655
Telefonica Deutschland Holding AG	9,252	22,028
United Internet AG	567	11,906
Volkswagen AG	191	36,382
Vonovia SE	4,553	111,292
Zalando SE, 144A*	1,332	41,222

(Cost $7,376,303)		6,645,185

Greece — 0.1%
Alpha Services and Holdings SA*	12,017	12,649
Eurobank Ergasias Services and Holdings SA*	16,513	18,730
Hellenic Telecommunications Organization SA	1,630	25,019
JUMBO SA	804	12,708
Mytilineos SA	239	4,462
National Bank of Greece SA*	1,750	7,047
OPAP SA	966	13,299
Public Power Corp. SA*	1,163	7,975
Terna Energy SA	661	13,413

(Cost $115,817)		115,302

Hong Kong — 2.2%
AIA Group Ltd.	73,059	734,243
Alibaba Health Information Technology Ltd.*	25,048	20,491
Beijing Enterprises Holdings Ltd.	4,754	15,033
Beijing Enterprises Water Group Ltd.	29,600	7,844
BOC Hong Kong Holdings Ltd.	20,760	65,781
Bosideng International Holdings Ltd.	14,160	6,961
Budweiser Brewing Co. APAC Ltd., 144A	10,027	28,755
C&D International Investment Group Ltd.	5,397	12,658
China Everbright Environment Group Ltd.	26,229	11,988
China Gas Holdings Ltd.	18,497	23,468
China Jinmao Holdings Group Ltd.	29,943	7,015
China Mengniu Dairy Co. Ltd.*	20,964	93,401
China Merchants Port Holdings Co. Ltd.	8,916	12,944
China Overseas Land & Investment Ltd.	20,926	56,528
China Overseas Property Holdings Ltd.	9,399	10,385

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
China Power International Development Ltd.	32,211	$12,371
China Resources Beer Holdings Co. Ltd.	10,531	72,198
China Resources Cement Holdings Ltd.	18,836	10,152
China Resources Gas Group Ltd.	5,528	19,462
China Resources Land Ltd.	19,244	88,694
China Resources Power Holdings Co. Ltd.	11,465	21,107
China Ruyi Holdings Ltd.* (b)	11,414	2,499
China State Construction International Holdings Ltd.	11,854	14,190
China Taiping Insurance Holdings Co. Ltd.	8,417	8,535
China Traditional Chinese Medicine Holdings Co. Ltd.	18,429	9,178
Chow Tai Fook Jewellery Group Ltd.	11,774	20,591
CK Asset Holdings Ltd.	10,635	63,380
CK Hutchison Holdings Ltd.	17,110	99,230
CK Infrastructure Holdings Ltd.	3,856	19,401
CLP Holdings Ltd.	10,051	72,832
COSCO SHIPPING Ports Ltd.	8,299	6,258
ESR Group Ltd., 144A	14,371	32,455
Far East Horizon Ltd.	11,701	8,883
Futu Holdings Ltd., ADR*	290	17,832
Galaxy Entertainment Group Ltd.	14,346	85,772
GCL Technology Holdings Ltd.*	124,733	38,964
Geely Automobile Holdings Ltd.	37,070	54,008
Guangdong Investment Ltd.	17,674	16,201
Hang Lung Properties Ltd.	11,594	21,345
Hang Seng Bank Ltd.	4,817	74,127
Henderson Land Development Co. Ltd.	11,194	36,831
HK Electric Investments & HK Electric Investments Ltd. (a)	15,536	11,477
HKT Trust & HKT Ltd. (a)	26,892	32,638
Hong Kong & China Gas Co. Ltd.	76,154	64,738
Hong Kong Exchanges & Clearing Ltd.	7,287	285,474
Hongkong Land Holdings Ltd.	7,400	29,674
Hopson Development Holdings Ltd.	367	417
Jardine Matheson Holdings Ltd.	921	44,503
Kingboard Holdings Ltd.	3,978	13,038
Kingboard Laminates Holdings Ltd.	6,739	7,057
Kunlun Energy Co. Ltd.	28,991	22,270
Link REIT	13,436	90,308
MTR Corp. Ltd.	10,699	51,434
New World Development Co. Ltd.	9,515	22,512
Nine Dragons Paper Holdings Ltd.	11,423	9,052
Orient Overseas International Ltd.	824	15,423
Power Assets Holdings Ltd.	8,161	41,949
Shenzhen International Holdings Ltd.	8,123	7,467
Shimao Group Holdings Ltd.* (b)(c)	6,159	0
Sino Biopharmaceutical Ltd.	53,674	31,472
Sino Land Co. Ltd.	15,293	19,011
SITC International Holdings Co. Ltd.	7,529	16,425
Sun Hung Kai Properties Ltd.	8,368	100,382
Swire Pacific Ltd., Class A	3,404	26,606
Swire Properties Ltd.	8,946	20,020
Techtronic Industries Co. Ltd.	8,024	95,331

	Number of Shares	Value
Hong Kong (Continued)
Vinda International Holdings Ltd.	3,130	$8,135
WH Group Ltd., 144A	39,827	23,302
Wharf Real Estate Investment Co. Ltd.	10,684	49,242
Xinyi Glass Holdings Ltd.	10,872	20,823
Yuexiu Property Co. Ltd.	11,791	14,854

(Cost $3,558,044)		3,209,025

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	2,264	16,236
OTP Bank Nyrt	1,369	37,425
Richter Gedeon Nyrt	842	18,093

(Cost $91,148)		71,754

India — 4.1%
ABB India Ltd.	364	13,412
ACC Ltd.	400	12,590
Adani Enterprises Ltd.	1,838	88,426
Adani Green Energy Ltd.*	1,907	49,562
Adani Ports & Special Economic Zone Ltd.	2,531	27,381
Adani Power Ltd.*	4,860	19,858
Adani Total Gas Ltd.	1,501	66,957
Adani Transmission Ltd.*	1,826	65,216
Ambuja Cements Ltd.	3,761	26,359
Apollo Hospitals Enterprise Ltd.	591	34,300
Asian Paints Ltd.	2,199	85,738
AU Small Finance Bank Ltd., 144A	1,340	10,519
Aurobindo Pharma Ltd.	1,823	10,462
Avenue Supermarts Ltd., 144A*	1,134	56,055
Axis Bank Ltd.	13,283	147,002
Bajaj Auto Ltd.	423	19,482
Bajaj Finance Ltd.	1,709	141,044
Bajaj Finserv Ltd.	2,280	45,538
Bajaj Holdings & Investment Ltd.	177	13,682
Balkrishna Industries Ltd.	483	12,111
Bandhan Bank Ltd., 144A*	3,700	10,832
Berger Paints India Ltd.	1,200	9,171
Bharat Electronics Ltd.	20,532	26,498
Bharat Forge Ltd.	2,071	21,859
Bharat Petroleum Corp. Ltd.	6,191	25,935
Bharti Airtel Ltd.	13,283	138,439
Biocon Ltd.	2,284	7,933
Britannia Industries Ltd.	794	42,532
Cholamandalam Investment and Finance Co. Ltd.	2,409	21,146
Cipla Ltd.	2,805	39,254
Coal India Ltd.	8,686	24,239
Colgate-Palmolive India Ltd.	694	13,909
Container Corp. Of India Ltd.	1,452	13,764
Dabur India Ltd.	3,991	28,834
Divi’s Laboratories Ltd.	945	39,509
DLF Ltd.	3,332	16,475
Dr. Reddy’s Laboratories Ltd.	827	45,568
Eicher Motors Ltd.	766	32,776
GAIL India Ltd.	13,881	16,150
Godrej Consumer Products Ltd.*	2,758	29,852
Godrej Properties Ltd.*	767	12,292
Grasim Industries Ltd.	1,648	35,612

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
India (Continued)
Havells India Ltd.	1,403	$21,596
HCL Technologies Ltd.	6,557	90,243
HDFC Life Insurance Co. Ltd., 144A	6,015	43,623
Hero MotoCorp Ltd.	692	24,234
Hindalco Industries Ltd.	8,854	49,001
Hindustan Petroleum Corp. Ltd.	3,845	11,289
Hindustan Unilever Ltd.	4,976	164,022
Housing Development Finance Corp. Ltd.	10,576	349,677
ICICI Bank Ltd.	31,559	369,277
ICICI Lombard General Insurance Co. Ltd., 144A	1,437	21,372
ICICI Prudential Life Insurance Co. Ltd., 144A	2,368	13,847
Indian Hotels Co. Ltd.	5,027	19,855
Indian Oil Corp. Ltd.	15,346	14,444
Indian Railway Catering & Tourism Corp. Ltd.	1,558	14,085
Indraprastha Gas Ltd.	1,513	8,223
Indus Towers Ltd.	4,143	10,195
Info Edge India Ltd.	447	21,921
Infosys Ltd.	20,406	409,680
InterGlobe Aviation Ltd., 144A*	612	14,560
ITC Ltd.	17,688	73,848
Jindal Steel & Power Ltd.	2,591	17,046
JSW Steel Ltd.	4,752	43,379
Jubilant Foodworks Ltd.	2,564	17,217
Kotak Mahindra Bank Ltd.	3,136	74,978
Larsen & Toubro Infotech Ltd., 144A	304	18,062
Larsen & Toubro Ltd.	4,365	111,212
Lupin Ltd.	1,353	12,728
Mahindra & Mahindra Ltd.	5,281	84,666
Marico Ltd.	3,283	20,453
Maruti Suzuki India Ltd.	736	81,106
Mindtree Ltd. (c)	410	18,053
Mphasis Ltd.	553	13,698
MRF Ltd.	5	5,744
Muthoot Finance Ltd.	756	10,033
Nestle India Ltd.	226	56,014
NTPC Ltd.	24,206	51,185
Oil & Natural Gas Corp. Ltd.	14,761	25,576
Page Industries Ltd.	35	20,379
Petronet LNG Ltd.	3,652	9,536
PI Industries Ltd.	355	15,227
Pidilite Industries Ltd.	770	25,990
Power Grid Corp. of India Ltd.	17,432	47,949
Reliance Industries Ltd.	18,594	623,638
Samvardhana Motherson International Ltd.	11,778	10,811
SBI Cards & Payment Services Ltd.	1,384	14,008
SBI Life Insurance Co. Ltd., 144A	2,515	39,620
Shree Cement Ltd.	72	21,113
Shriram Transport Finance Co. Ltd.	1,196	19,827
Siemens Ltd.	413	14,073
SRF Ltd.	973	28,265
State Bank of India	10,321	76,353
Sun Pharmaceutical Industries Ltd.	5,886	75,606

	Number of Shares	Value
India (Continued)
Tata Consultancy Services Ltd.	5,640	$234,835
Tata Consumer Products Ltd.	3,294	33,089
Tata Elxsi Ltd.	210	18,077
Tata Motors Ltd.*	10,084	54,410
Tata Power Co. Ltd.	8,029	22,164
Tata Steel Ltd.	49,858	65,907
Tech Mahindra Ltd.	3,732	49,356
Titan Co. Ltd.	2,378	77,470
Torrent Pharmaceuticals Ltd.	496	10,110
Trent Ltd.	1,162	20,999
Tube Investments of India Ltd.	613	20,861
TVS Motor Co. Ltd.	1,211	15,587
UltraTech Cement Ltd.	709	61,614
United Spirits Ltd.*	1,860	21,294
UPL Ltd.	2,858	27,714
Varun Beverages Ltd.	1,445	22,175
Vedanta Ltd.	2,680	10,016
Wipro Ltd.	8,439	42,166
Yes Bank Ltd.*	56,316	11,860
Zomato Ltd.*	9,586	7,681

(Cost $4,697,886)		5,874,195

Indonesia — 0.5%
Aneka Tambang Tbk	47,388	5,979
PT Adaro Energy Indonesia Tbk	82,036	20,181
PT Astra International Tbk	100,569	38,677
PT Bank Central Asia Tbk	347,439	205,396
PT Bank Jago Tbk*	23,116	6,745
PT Bank Mandiri Persero Tbk	112,355	75,170
PT Bank Negara Indonesia Persero Tbk	41,364	26,031
PT Bank Rakyat Indonesia Persero Tbk	433,646	137,276
PT Barito Pacific Tbk	142,057	7,134
PT Charoen Pokphand Indonesia Tbk	46,010	16,671
PT Gudang Garam Tbk	4,911	6,228
PT Indah Kiat Pulp & Paper Tbk	20,659	13,132
PT Indofood CBP Sukses Makmur Tbk	15,127	9,712
PT Indofood Sukses Makmur Tbk	13,056	5,353
PT Kalbe Farma Tbk	126,870	16,694
PT Merdeka Copper Gold Tbk*	79,644	21,010
PT Sarana Menara Nusantara Tbk	163,488	11,743
PT Semen Indonesia Persero Tbk	22,985	11,104
PT Sumber Alfaria Trijaya Tbk	108,173	21,247
PT Telkom Indonesia Persero Tbk	276,435	70,991
PT Unilever Indonesia Tbk	46,781	14,274
PT United Tractors Tbk	11,193	21,914
PT Vale Indonesia Tbk*	18,118	8,494

(Cost $689,656)		771,156

Ireland — 0.6%
AerCap Holdings NV*	803	49,304
AIB Group PLC	6,701	21,575
Bank of Ireland Group PLC	6,581	53,471
CRH PLC	4,458	176,328
DCC PLC	616	32,585
Experian PLC	5,627	197,016
Flutter Entertainment PLC*	1,063	155,692
James Hardie Industries PLC CDI	2,457	48,697

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Ireland (Continued)
Kerry Group PLC, Class A	937	$88,280
Kingspan Group PLC	920	51,161
Smurfit Kappa Group PLC	1,532	54,569

(Cost $924,351)		928,678

Israel — 0.5%
Azrieli Group Ltd.	249	17,523
Bank Hapoalim BM	7,920	75,723
Bank Leumi Le-Israel BM	9,709	87,449
Bezeq The Israeli Telecommunication Corp. Ltd.	14,022	25,892
Check Point Software Technologies Ltd.*	627	83,284
CyberArk Software Ltd.*	284	42,336
Elbit Systems Ltd.	186	32,383
ICL Group Ltd.	4,138	34,057
Israel Discount Bank Ltd., Class A	7,946	46,649
Mizrahi Tefahot Bank Ltd.	983	35,986
Nice Ltd.*	373	70,734
Teva Pharmaceutical Industries Ltd., ADR*	6,547	57,417
Tower Semiconductor Ltd.*	690	30,619
Wix.com Ltd.*	337	30,495
ZIM Integrated Shipping Services Ltd. (b)	394	8,282

(Cost $741,557)		678,829

Italy — 1.2%
Amplifon SpA	798	22,296
Assicurazioni Generali SpA	7,024	123,817
Atlantia SpA	3,242	77,357
Davide Campari-Milano NV	3,324	34,676
DiaSorin SpA	150	19,816
Enel SpA	49,790	266,000
Eni SpA	15,407	229,650
Ferrari NV	780	171,993
FinecoBank Banca Fineco SpA	3,585	57,600
Infrastrutture Wireless Italiane SpA, 144A	2,148	21,230
Intesa Sanpaolo SpA	98,738	218,029
Mediobanca Banca di Credito Finanziario SpA	2,730	26,175
Moncler SpA	1,205	61,505
Nexi SpA, 144A*	3,808	33,302
Poste Italiane SpA, 144A	3,094	30,219
Prysmian SpA	1,468	51,022
Recordati Industria Chimica e Farmaceutica SpA	624	26,389
Snam SpA	11,803	59,790
Telecom Italia SpA* (b)	59,521	12,771
Terna — Rete Elettrica Nazionale	8,322	63,304
UniCredit SpA	11,471	155,464

(Cost $1,829,364)		1,762,405

Japan — 13.4%
Advantest Corp.	1,000	66,116
Aeon Co. Ltd.	4,400	89,950
AGC, Inc.	1,200	39,974

	Number of Shares	Value
Japan (Continued)
Aisin Corp.	800	$21,812
Ajinomoto Co., Inc.	2,800	87,899
ANA Holdings, Inc.*	600	12,794
Asahi Group Holdings Ltd.	3,000	95,546
Asahi Intecc Co. Ltd.	1,300	22,726
Asahi Kasei Corp.	7,800	57,558
Astellas Pharma, Inc.	11,100	171,054
Azbil Corp.	800	24,187
Bandai Namco Holdings, Inc.	1,300	85,151
Bridgestone Corp.	3,400	127,220
Brother Industries Ltd.	1,519	24,354
Canon, Inc.	5,800	134,909
Capcom Co. Ltd.	1,100	33,257
Central Japan Railway Co.	900	108,386
Chiba Bank Ltd.	3,300	19,931
Chubu Electric Power Co., Inc.	4,000	37,309
Chugai Pharmaceutical Co. Ltd.	3,864	101,406
Concordia Financial Group Ltd.	6,100	21,071
CyberAgent, Inc.	2,500	22,250
Dai Nippon Printing Co. Ltd.	1,400	28,803
Daifuku Co. Ltd.	600	30,589
Dai-ichi Life Holdings, Inc.	5,600	103,147
Daiichi Sankyo Co. Ltd.	10,626	347,659
Daikin Industries Ltd.	1,513	245,483
Daito Trust Construction Co. Ltd.	400	44,377
Daiwa House Industry Co. Ltd.	3,371	77,116
Daiwa House REIT Investment Corp. REIT	10	22,268
Daiwa Securities Group, Inc.	9,500	41,828
Denso Corp.	2,700	146,917
Dentsu Group, Inc.	1,300	41,422
Disco Corp.	200	58,802
East Japan Railway Co.	1,870	105,776
Eisai Co. Ltd.	1,500	101,369
ENEOS Holdings, Inc.	16,393	55,320
FANUC Corp.	1,125	165,911
Fast Retailing Co. Ltd.	358	209,501
Fuji Electric Co. Ltd.	900	36,628
FUJIFILM Holdings Corp.	2,300	121,837
Fujitsu Ltd.	1,200	160,461
GLP J REIT	33	36,802
GMO Payment Gateway, Inc.	300	26,418
Hakuhodo DY Holdings, Inc.	1,200	11,566
Hamamatsu Photonics KK	900	46,665
Hankyu Hanshin Holdings, Inc.	1,500	46,600
Hikari Tsushin, Inc.	100	13,882
Hirose Electric Co. Ltd.	205	27,019
Hitachi Construction Machinery Co. Ltd.	600	13,947
Hitachi Ltd.	5,941	314,022
Honda Motor Co. Ltd.	10,043	244,075
Hoshizaki Corp.	656	22,019
Hoya Corp.	2,178	221,759
Hulic Co. Ltd.	2,600	21,709
Ibiden Co. Ltd.	600	23,941
Idemitsu Kosan Co. Ltd.	1,232	28,906
Iida Group Holdings Co. Ltd.	800	12,705
Inpex Corp.	6,400	71,049

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Isuzu Motors Ltd.	3,300	$42,872
Ito En Ltd.	300	11,449
ITOCHU Corp.	7,100	220,419
Itochu Techno-Solutions Corp.	500	12,130
Japan Airlines Co. Ltd.*	900	17,812
Japan Exchange Group, Inc.	3,000	42,918
Japan Metropolitan Fund Invest REIT	45	35,879
Japan Post Bank Co. Ltd.	2,400	18,266
Japan Post Holdings Co. Ltd.	13,599	106,161
Japan Post Insurance Co. Ltd.	1,100	18,218
Japan Real Estate Investment Corp. REIT	7	30,871
Japan Tobacco, Inc.	7,088	144,516
JFE Holdings, Inc.	2,700	29,837
JSR Corp.	1,200	24,966
Kajima Corp.	2,600	29,184
Kakaku.com, Inc.	1,100	19,341
Kansai Electric Power Co., Inc.	5,000	42,219
Kao Corp.	2,811	111,166
KDDI Corp.	10,000	297,704
Keio Corp.	600	22,246
Keisei Electric Railway Co. Ltd.	800	22,681
Keyence Corp.	1,174	485,787
Kikkoman Corp.	900	50,315
Kintetsu Group Holdings Co. Ltd.	1,000	35,484
Kirin Holdings Co. Ltd.	4,600	72,120
Kobayashi Pharmaceutical Co. Ltd.	400	24,622
Kobe Bussan Co. Ltd.	800	20,711
Koei Tecmo Holdings Co. Ltd.	520	8,943
Koito Manufacturing Co. Ltd.	1,200	18,814
Komatsu Ltd.	5,700	131,221
Konami Group Corp.	600	28,025
Kose Corp.	200	20,986
Kubota Corp.	6,400	94,084
Kurita Water Industries Ltd.	700	30,922
Kyocera Corp.	1,984	100,299
Kyowa Kirin Co. Ltd.	1,700	39,087
Lasertec Corp.	400	72,808
Lixil Corp.	1,300	19,854
M3, Inc.	2,442	74,362
Makita Corp.	1,400	31,733
Marubeni Corp.	8,800	98,649
Mazda Motor Corp.	3,200	25,282
McDonald’s Holdings Co. Japan Ltd.	700	25,903
MEIJI Holdings Co. Ltd.	700	33,456
MINEBEA MITSUMI, Inc.	2,200	35,735
MISUMI Group, Inc.	1,800	43,667
Mitsubishi Chemical Group Corp.	7,900	41,717
Mitsubishi Corp.	7,644	254,911
Mitsubishi Electric Corp.	11,100	110,727
Mitsubishi Estate Co. Ltd.	6,600	92,722
Mitsubishi HC Capital, Inc.	4,000	18,944
Mitsubishi Heavy Industries Ltd.	2,000	79,035
Mitsubishi UFJ Financial Group, Inc.	71,800	392,615
Mitsui & Co. Ltd.	8,600	248,054
Mitsui Chemicals, Inc.	1,100	24,694
Mitsui Fudosan Co. Ltd.	5,600	112,596
Mitsui OSK Lines Ltd. (b)	2,100	51,173

	Number of Shares	Value
Japan (Continued)
Mizuho Financial Group, Inc.	14,850	$184,644
MonotaRO Co. Ltd.	1,600	27,066
MS&AD Insurance Group Holdings, Inc.	2,700	80,165
Murata Manufacturing Co. Ltd.	3,600	194,586
NEC Corp.	1,500	52,737
Nexon Co. Ltd.	2,960	62,034
NGK Insulators Ltd.	800	10,492
Nidec Corp.	2,800	173,041
Nihon M&A Center Holdings, Inc.	1,900	25,317
Nintendo Co. Ltd.	6,700	285,972
Nippon Building Fund, Inc. REIT	9	41,712
NIPPON EXPRESS HOLDINGS, Inc.	500	29,293
Nippon Paint Holdings Co. Ltd.	4,900	39,742
Nippon Prologis REIT, Inc. REIT (b)	12	29,329
Nippon Sanso Holdings Corp.	500	8,230
Nippon Shinyaku Co. Ltd.	400	23,434
Nippon Steel Corp.	4,510	71,607
Nippon Telegraph & Telephone Corp.	7,400	204,707
Nippon Yusen KK (b)	3,000	65,979
Nissan Chemical Corp.	900	43,928
Nissan Motor Co. Ltd.	15,200	54,068
Nisshin Seifun Group, Inc.	1,150	13,450
Nissin Foods Holdings Co. Ltd.	415	31,495
Nitori Holdings Co. Ltd.	501	56,471
Nitto Denko Corp.	900	56,116
Nomura Holdings, Inc.	18,400	66,717
Nomura Real Estate Holdings, Inc.	600	14,425
Nomura Real Estate Master Fund, Inc. REIT	27	33,728
Nomura Research Institute Ltd.	2,056	44,607
NTT Data Corp.	3,400	51,755
Obayashi Corp.	3,900	28,920
Obic Co. Ltd.	400	62,858
Odakyu Electric Railway Co. Ltd.	1,800	23,489
Oji Holdings Corp.	4,122	15,761
Olympus Corp.	7,300	148,337
Omron Corp.	1,200	61,212
Ono Pharmaceutical Co. Ltd.	2,300	58,562
Open House Group Co. Ltd.	500	20,928
Oracle Corp.	200	11,630
Oriental Land Co. Ltd.	1,225	174,937
ORIX Corp.	7,656	122,555
Osaka Gas Co. Ltd.	2,308	35,467
Otsuka Corp.	608	20,121
Otsuka Holdings Co. Ltd.	2,183	74,142
Pan Pacific International Holdings Corp.	1,800	31,075
Panasonic Holdings Corp.	13,900	128,240
Persol Holdings Co. Ltd.	1,000	22,811
Rakuten Group, Inc.	5,800	27,427
Recruit Holdings Co. Ltd.	8,600	269,602
Renesas Electronics Corp.*	7,200	68,616
Resona Holdings, Inc.	13,600	65,090
Ricoh Co. Ltd.	3,800	29,885
Rohm Co. Ltd.	600	47,143
SBI Holdings, Inc.	1,517	28,760
SCSK Corp.	900	14,352
Secom Co. Ltd.	1,300	79,879

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Seiko Epson Corp.	1,700	$26,493
Sekisui Chemical Co. Ltd.	2,200	30,700
Sekisui House Ltd.	3,800	70,639
Seven & i Holdings Co. Ltd.	4,761	192,350
SG Holdings Co. Ltd.	2,100	32,392
Sharp Corp. (b)	1,300	9,160
Shimadzu Corp.	1,400	42,378
Shimano, Inc.	453	76,697
Shimizu Corp.	3,000	16,033
Shin-Etsu Chemical Co. Ltd.	2,179	277,247
Shionogi & Co. Ltd.	1,709	86,013
Shiseido Co. Ltd.	2,506	105,238
Shizuoka Financial Group, Inc.	3,100	22,561
SMC Corp.	352	157,430
SoftBank Corp.	17,200	186,523
SoftBank Group Corp.	7,500	323,267
Sompo Holdings, Inc.	1,900	83,367
Sony Group Corp.	7,700	627,587
Square Enix Holdings Co. Ltd.	500	22,413
Subaru Corp.	3,800	64,709
SUMCO Corp.	2,100	30,765
Sumitomo Chemical Co. Ltd.	9,300	33,539
Sumitomo Corp.	7,100	115,531
Sumitomo Electric Industries Ltd.	4,400	50,997
Sumitomo Metal Mining Co. Ltd.	1,500	50,456
Sumitomo Mitsui Financial Group, Inc.	8,000	270,722
Sumitomo Mitsui Trust Holdings, Inc.	2,110	67,339
Sumitomo Realty & Development Co. Ltd.	1,839	49,488
Suntory Beverage & Food Ltd.	800	27,026
Suzuki Motor Corp.	2,300	81,830
Sysmex Corp.	1,100	66,260
T&D Holdings, Inc.	3,700	44,693
Taisei Corp.	1,100	33,178
Takeda Pharmaceutical Co. Ltd.	8,987	263,577
TDK Corp.	2,400	84,814
Terumo Corp.	3,800	111,256
TIS, Inc.	1,300	36,621
Tobu Railway Co. Ltd.	1,092	26,175
Toho Co. Ltd.	500	19,154
Tokio Marine Holdings, Inc.	11,502	235,471
Tokyo Electric Power Co. Holdings, Inc.*	8,700	31,438
Tokyo Electron Ltd.	938	306,282
Tokyo Gas Co. Ltd.	2,000	36,585
Tokyu Corp.	3,700	46,863
TOPPAN, Inc.	1,500	23,159
Toray Industries, Inc.	9,700	51,882
Toshiba Corp.	2,451	83,244
Tosoh Corp.	2,000	23,506
TOTO Ltd.	1,040	35,736
Toyota Industries Corp.	900	50,902
Toyota Motor Corp.	64,520	939,369
Toyota Tsusho Corp.	1,400	53,023
Trend Micro, Inc.	800	39,453
Unicharm Corp.	2,505	92,207
USS Co. Ltd.	1,700	28,266
Welcia Holdings Co. Ltd.	600	13,122

	Number of Shares	Value
Japan (Continued)
West Japan Railway Co.	1,400	$59,167
Yakult Honsha Co. Ltd.	800	50,692
Yamaha Corp.	800	31,342
Yamaha Motor Co. Ltd.	1,800	44,514
Yamato Holdings Co. Ltd.	1,800	29,889
Yaskawa Electric Corp.	1,500	48,284
Yokogawa Electric Corp.	1,361	25,290
Z Holdings Corp.	15,600	42,194
ZOZO, Inc.	733	18,180

(Cost $18,403,662)		19,189,394

Jordan — 0.0%
Hikma Pharmaceuticals PLC (Cost $12,403)	467	8,522

Kuwait — 0.3%
Agility Public Warehousing Co. KSC	8,404	21,509
Boubyan Bank KSCP	6,253	17,163
Gulf Bank KSCP	4,222	4,654
Kuwait Finance House KSCP	47,521	133,832
Mabanee Co KPSC	6,480	18,565
Mobile Telecommunications Co. KSCP	11,016	21,029
National Bank of Kuwait SAKP	42,227	154,077

(Cost $294,953)		370,829

Luxembourg — 0.2%
ArcelorMittal SA	3,060	82,185
Aroundtown SA	6,995	16,705
Eurofins Scientific SE	941	65,039
Reinet Investments SCA	806	14,229
Tenaris SA	2,613	45,450

(Cost $247,600)		223,608

Macau — 0.0%
Sands China Ltd.* (Cost $56,312)	14,172	38,102

Malaysia — 0.4%
AMMB Holdings Bhd	10,087	9,458
Axiata Group Bhd	11,876	8,678
CIMB Group Holdings Bhd	46,614	60,789
Dialog Group Bhd	23,700	12,096
DiGi.Com Bhd	20,644	18,567
Genting Bhd	5,900	5,877
Genting Malaysia Bhd	21,700	13,027
HAP Seng Consolidated Bhd	2,069	3,089
Hartalega Holdings Bhd	9,900	3,851
Hong Leong Bank Bhd	5,182	24,305
Hong Leong Financial Group Bhd	1,753	7,300
IHH Healthcare Bhd	9,091	11,856
Inari Amertron Bhd	21,000	12,560
IOI Corp. Bhd	12,200	10,479
Kuala Lumpur Kepong Bhd	2,620	12,312
Malayan Banking Bhd	28,237	54,792
Malaysia Airports Holdings Bhd*	8,400	12,144
Maxis Bhd	12,100	10,447
MISC Bhd	6,000	9,713
MR DIY Group M Bhd, 144A	17,400	8,216
Nestle Malaysia Bhd	300	9,369

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Malaysia (Continued)
Petronas Chemicals Group Bhd	17,957	$34,481
Petronas Dagangan Bhd	1,500	8,020
Petronas Gas Bhd	4,641	17,531
PPB Group Bhd	2,440	9,436
Press Metal Aluminium Holdings Bhd	21,100	23,010
Public Bank Bhd	93,300	94,401
QL Resources Bhd	7,800	9,769
RHB Bank Bhd	11,591	14,647
Sime Darby Bhd	8,000	3,867
Sime Darby Plantation Bhd	11,711	11,217
Telekom Malaysia Bhd	4,400	5,540
Tenaga Nasional Bhd	16,500	34,948
Top Glove Corp. Bhd	37,600	7,355

(Cost $644,388)		593,147

Mexico — 0.7%
Alfa SAB de CV, Class A	20,533	14,229
America Movil SAB de CV, Series L	174,647	169,904
Arca Continental SAB de CV	2,306	19,245
Banco del Bajio SA, 144A	4,748	15,848
Cemex SAB de CV, Series CPO*	79,753	36,582
Coca-Cola Femsa SAB de CV	2,948	20,103
Fibra Uno Administracion SA de CV REIT	16,664	20,703
Fomento Economico Mexicano SAB de CV	11,417	90,974
Gruma SAB de CV, Class B	1,259	15,715
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,257	36,423
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,207	29,861
Grupo Bimbo SAB de CV, Series A	9,214	39,131
Grupo Carso SAB de CV, Series A1	3,833	16,555
Grupo Financiero Banorte SAB de CV, Class O	16,185	129,436
Grupo Financiero Inbursa SAB de CV, Class O*	14,955	27,772
Grupo Mexico SAB de CV, Series B	20,147	82,158
Grupo Televisa SAB, Series CPO	14,028	15,407
Industrias Penoles SAB de CV*	567	7,622
Kimberly-Clark de Mexico SAB de CV, Class A	7,913	13,452
Operadora De Sites Mexicanos SAB de CV, Class A-1	11,601	12,723
Orbia Advance Corp. SAB de CV	6,495	12,701
Promotora y Operadora de Infraestructura SAB de CV	496	4,376
Wal-Mart de Mexico SAB de CV	31,009	123,303

(Cost $879,888)		954,223

Netherlands — 2.9%
ABN AMRO Bank NV, 144A	2,423	30,849
Adyen NV, 144A*	137	208,683
Aegon NV	11,763	57,090
Akzo Nobel NV	1,156	82,064
Argenx SE*	347	140,824
ASM International NV	310	83,550
ASML Holding NV	2,479	1,447,441

	Number of Shares	Value
Netherlands (Continued)
Euronext NV, 144A	502	$37,998
EXOR NV*	689	53,830
Heineken Holding NV	636	47,684
Heineken NV	1,544	141,838
IMCD NV	353	51,151
ING Groep NV	23,110	278,720
JDE Peet’s NV	549	16,876
Just Eat Takeaway.com NV, 144A*	1,198	26,915
Koninklijke Ahold Delhaize NV	6,463	187,067
Koninklijke DSM NV	1,063	135,283
Koninklijke KPN NV	19,830	60,709
Koninklijke Philips NV	5,464	80,693
NEPI Rockcastle NV	2,489	14,843
NN Group NV	1,681	71,055
OCI NV	441	18,622
Prosus NV*	4,945	321,559
QIAGEN NV*	1,377	67,805
Randstad NV	712	40,750
Stellantis NV*	13,895	215,326
Universal Music Group NV	4,667	109,271
Wolters Kluwer NV	1,570	171,870

(Cost $3,745,300)		4,200,366

New Zealand — 0.2%
Auckland International Airport Ltd.*	9,273	46,981
Fisher & Paykel Healthcare Corp. Ltd.	3,243	48,228
Mercury NZ Ltd.	3,536	12,255
Meridian Energy Ltd.	7,709	23,779
Spark New Zealand Ltd.	11,432	37,100
Xero Ltd.*	951	45,598

(Cost $223,812)		213,941

Norway — 0.5%
Adevinta ASA*	1,580	12,394
Aker BP ASA	1,768	61,346
DNB Bank ASA	5,819	112,564
Equinor ASA	5,841	224,852
Gjensidige Forsikring ASA	1,249	23,996
Kongsberg Gruppen ASA	475	19,506
Mowi ASA	2,605	40,644
Norsk Hydro ASA	8,236	60,700
Orkla ASA	4,370	31,045
Salmar ASA	350	12,269
Telenor ASA	3,065	29,660
Yara International ASA	981	44,827

(Cost $628,398)		673,803

Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR	1,193	9,735
Credicorp Ltd.	464	71,247
Southern Copper Corp. (b)	439	26,788

(Cost $109,439)		107,770

Philippines — 0.2%
Aboitiz Equity Ventures, Inc.	15,150	16,071
ACEN Corp.	59,120	7,432
Ayala Corp.	1,400	17,228
Ayala Land, Inc.	43,600	24,282

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Philippines (Continued)
Bank of the Philippine Islands	11,530	$21,588
BDO Unibank, Inc.	14,760	33,951
Globe Telecom, Inc.	156	6,344
International Container Terminal Services, Inc.	4,050	14,679
JG Summit Holdings, Inc.	22,570	19,593
Jollibee Foods Corp.	2,230	9,660
Manila Electric Co.	860	4,257
Metropolitan Bank & Trust Co.	12,041	12,198
Monde Nissin Corp., 144A	36,400	8,135
PLDT, Inc.	600	18,586
SM Investments Corp.	1,265	21,001
SM Prime Holdings, Inc.	69,200	44,535
Universal Robina Corp.	4,470	10,511

(Cost $319,974)		290,051

Poland — 0.2%
Allegro.eu SA, 144A*	2,074	10,328
Bank Polska Kasa Opieki SA	1,080	20,193
CD Projekt SA	384	11,209
Cyfrowy Polsat SA	1,176	4,872
Dino Polska SA, 144A*	366	29,673
KGHM Polska Miedz SA	693	17,884
LPP SA	6	12,789
mBank SA*	102	7,165
PGE Polska Grupa Energetyczna SA*	5,244	7,561
Polski Koncern Naftowy ORLEN SA	3,024	44,006
Powszechna Kasa Oszczednosci Bank Polski SA	5,325	33,642
Powszechny Zaklad Ubezpieczen SA	3,645	25,668
Santander Bank Polska SA	169	10,304

(Cost $299,160)		235,294

Portugal — 0.1%
EDP — Energias de Portugal SA	16,232	76,330
Galp Energia SGPS SA	3,020	37,036
Jeronimo Martins SGPS SA	2,044	45,092

(Cost $149,227)		158,458

Qatar — 0.3%
Barwa Real Estate Co.	20,448	18,529
Commercial Bank PSQC	20,519	33,468
Industries Qatar QSC	8,441	34,513
Masraf Al Rayan QSC	36,318	35,283
Mesaieed Petrochemical Holding Co.	25,772	16,489
Ooredoo QPSC	5,108	12,444
Qatar Electricity & Water Co. QSC	2,691	12,495
Qatar Fuel QSC	2,870	14,288
Qatar Gas Transport Co. Ltd.	16,921	18,446
Qatar International Islamic Bank QSC	4,630	13,934
Qatar Islamic Bank SAQ	9,924	66,165
Qatar National Bank QPSC	27,414	147,543

(Cost $363,258)		423,597

Russia — 0.0%
Alrosa PJSC* (c)	15,266	0
Gazprom PJSC* (c)	63,321	0
Inter RAO UES PJSC* (c)	208,853	0

	Number of Shares	Value
Russia (Continued)
LUKOIL PJSC (c)	2,194	$0
Magnit PJSC, GDR (c)	3	0
Magnit PJSC* (c)	443	0
MMC Norilsk Nickel PJSC* (c)	352	0
Mobile TeleSystems PJSC, ADR* (c)	3,019	0
Moscow Exchange MICEX-RTS PJSC* (c)	8,105	0
Novatek PJSC* (c)	5,150	0
Novolipetsk Steel PJSC (c)	7,219	0
Ozon Holdings PLC, ADR* (c)	322	0
PhosAgro PJSC* (c)	217	0
PhosAgro PJSC, GDR* (c)	4	0
Polyus PJSC* (c)	204	0
Rosneft Oil Co. PJSC* (c)	6,103	0
Sberbank of Russia PJSC* (c)	57,586	0
Severstal PAO (c)	1,243	0
Surgutneftegas PJSC* (c)	29,592	0
Tatneft PJSC (c)	7,874	0
United Co RUSAL International PJSC* (c)	21,438	0
VK Co. Ltd., GDR* (c)	452	0
VTB Bank PJSC* (c)	16,943,490	0
X5 Retail Group NV, GDR (c)	635	0
Yandex NV, Class A* (c)	1,576	0

(Cost $1,162,914)		0

Saudi Arabia — 1.1%
ACWA Power Co.	500	18,647
Advanced Petrochemical Co.	941	10,401
Al Rajhi Bank*	12,062	258,294
Alinma Bank	6,620	60,754
Almarai Co. JSC	1,992	28,190
Arab National Bank	3,205	29,541
Bank AlBilad*	2,723	37,594
Bank Al-Jazira	2,489	14,010
Banque Saudi Fransi	3,616	41,217
Bupa Arabia for Cooperative Insurance Co.	334	15,815
Dallah Healthcare Co.	333	15,378
Dar Al Arkan Real Estate Development Co.*	3,740	13,709
Dr Sulaiman Al Habib Medical Services Group Co.	469	28,944
Elm Co.	154	13,478
Emaar Economic City*	1,215	2,760
Etihad Etisalat Co.	2,194	21,302
Jarir Marketing Co.	320	14,045
Mobile Telecommunications Co. Saudi Arabia*	2,628	7,816
Mouwasat Medical Services Co.	284	14,233
Nahdi Medical Co.	377	19,054
National Industrialization Co.*	3,439	10,100
Rabigh Refining & Petrochemical Co.*	3,673	10,005
Riyad Bank	8,909	81,761
SABIC Agri-Nutrients Co.	1,251	47,987
Sahara International Petrochemical Co.	2,604	24,833
Saudi Arabian Mining Co.*	5,668	103,432
Saudi Arabian Oil Co., 144A	13,835	123,289

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Saudi Arabia (Continued)
Saudi Basic Industries Corp.	5,280	$116,576
Saudi British Bank	5,724	62,657
Saudi Electricity Co.	5,222	34,367
Saudi Industrial Investment Group	2,082	11,320
Saudi Investment Bank	4,347	21,739
Saudi Kayan Petrochemical Co.*	4,663	14,438
Saudi National Bank	13,261	181,317
Saudi Research & Media Group*	208	10,590
Saudi Tadawul Group Holding Co.	228	10,432
Saudi Telecom Co.	8,734	89,332
Savola Group	1,298	9,841
Yanbu National Petrochemical Co.	1,411	15,746

(Cost $1,462,462)		1,644,944

Singapore — 1.0%
BOC Aviation Ltd., 144A	1,235	9,684
CapitaLand Ascendas REIT	21,046	43,151
CapitaLand Integrated Commercial Trust REIT	30,940	47,067
Capitaland Investment Ltd.	17,757	47,891
City Developments Ltd.	2,200	13,403
DBS Group Holdings Ltd.	10,806	279,451
Genting Singapore Ltd.	43,700	28,261
Grab Holdings Ltd., Class A*	8,457	25,540
Jardine Cycle & Carriage Ltd.	700	15,541
JOYY, Inc., ADR (b)	289	8,803
Keppel Corp. Ltd.	8,500	47,099
Mapletree Logistics Trust REIT	22,909	27,105
Mapletree Pan Asia Commercial Trust REIT	17,100	21,489
Oversea-Chinese Banking Corp. Ltd.	21,365	195,319
Sea Ltd., ADR*	2,173	126,838
Singapore Airlines Ltd.* (b)	8,750	35,367
Singapore Exchange Ltd.	5,093	33,872
Singapore Technologies Engineering Ltd.	9,430	23,770
Singapore Telecommunications Ltd.	51,700	103,343
United Overseas Bank Ltd.	7,422	170,176
UOL Group Ltd.	2,600	12,725
Venture Corp. Ltd.	1,100	13,985
Wilmar International Ltd.	11,237	33,858

(Cost $1,507,351)		1,363,738

South Africa — 1.0%
Absa Group Ltd.	4,904	58,243
African Rainbow Minerals Ltd.	612	10,273
Anglo American Platinum Ltd.	361	35,887
AngloGold Ashanti Ltd.	2,665	47,534
Aspen Pharmacare Holdings Ltd.	2,097	17,220
Bid Corp. Ltd.	2,099	40,531
Bidvest Group Ltd.	1,983	26,654
Capitec Bank Holdings Ltd.	564	66,083
Clicks Group Ltd.	1,964	33,530
Discovery Ltd.*	3,021	22,308
Exxaro Resources Ltd.	1,589	20,775
FirstRand Ltd.	32,350	125,379
Foschini Group Ltd.	555	3,435
Gold Fields Ltd.	5,241	57,161

	Number of Shares	Value
South Africa (Continued)
Growthpoint Properties Ltd. REIT	15,095	$12,407
Harmony Gold Mining Co. Ltd.	3,264	11,636
Impala Platinum Holdings Ltd.	5,051	61,292
Kumba Iron Ore Ltd. (b)	412	11,533
Mr Price Group Ltd.	1,532	15,004
MTN Group Ltd.	9,663	78,761
MultiChoice Group	2,644	18,196
Naspers Ltd., Class N	1,328	202,625
Nedbank Group Ltd.	2,667	35,262
Northam Platinum Holdings Ltd.*	2,088	23,714
Old Mutual Ltd.	28,074	18,037
Pepkor Holdings Ltd., 144A	10,826	13,798
Remgro Ltd.	3,115	25,999
Sanlam Ltd.	11,060	35,951
Sasol Ltd.	3,350	58,011
Shoprite Holdings Ltd.	3,096	45,180
Sibanye Stillwater Ltd.	17,161	46,357
SPAR Group Ltd. (b)	924	7,122
Standard Bank Group Ltd.	7,854	81,827
Vodacom Group Ltd. (b)	4,033	29,354
Woolworths Holdings Ltd.	5,743	21,999

(Cost $1,416,216)		1,419,078

South Korea — 3.1%
Amorepacific Corp.	189	18,702
BGF retail Co. Ltd.	27	4,207
Celltrion Healthcare Co. Ltd.	558	27,501
Celltrion Pharm, Inc.*	129	6,505
Celltrion, Inc.	559	74,598
Cheil Worldwide, Inc.	320	5,884
CJ CheilJedang Corp.	49	14,676
CJ Corp.	66	3,838
Coway Co. Ltd.	325	14,194
DB Insurance Co. Ltd.	281	13,231
Doosan Bobcat, Inc.	409	11,025
Doosan Enerbility Co. Ltd.*	2,580	32,767
Ecopro BM Co. Ltd.	264	22,780
E-MART, Inc.	125	8,729
F&F Co. Ltd. / New	56	6,433
GS Holdings Corp.	304	11,202
Hana Financial Group, Inc.	1,889	63,809
Hankook Tire & Technology Co. Ltd.	342	8,817
Hanmi Pharm. Co. Ltd.	27	5,354
Hanon Systems	837	5,521
Hanwha Solutions Corp.*	760	29,562
HD Hyundai Co. Ltd.	312	15,259
HLB, Inc.*	620	15,302
HMM Co. Ltd.	1,587	26,834
Hotel Shilla Co. Ltd.	152	8,413
HYBE Co. Ltd.*	99	10,734
Hyundai Engineering & Construction Co. Ltd.	541	16,818
Hyundai Glovis Co. Ltd.	107	14,320
Hyundai Heavy Industries Co. Ltd.*	124	11,142
Hyundai Mipo Dockyard Co. Ltd.*	203	13,314
Hyundai Mobis Co. Ltd.	343	55,396
Hyundai Motor Co.	836	107,127

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
Hyundai Steel Co.	483	$12,415
Iljin Materials Co. Ltd.	143	6,712
Industrial Bank of Korea	1,244	10,564
Kakao Corp.	1,782	76,206
Kakao Games Corp.*	182	6,003
KakaoBank Corp.*	701	13,315
Kangwon Land, Inc.*	553	10,504
KB Financial Group, Inc.	2,498	99,439
Kia Corp.	1,645	85,565
Korea Aerospace Industries Ltd.	409	15,041
Korea Electric Power Corp.*	1,514	23,763
Korea Investment Holdings Co. Ltd.	286	12,513
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	219	13,002
Korea Zinc Co. Ltd.	32	15,286
Korean Air Lines Co. Ltd.*	989	19,085
Krafton, Inc.*	221	38,038
KT&G Corp.	665	50,372
Kumho Petrochemical Co. Ltd.	141	15,983
L&F Co. Ltd.*	134	22,363
LG Chem Ltd.	300	168,328
LG Corp.	615	39,217
LG Display Co. Ltd.	1,336	14,638
LG Electronics, Inc.	627	46,400
LG Energy Solution Ltd.*	222	98,809
LG H&H Co. Ltd.	66	32,829
LG Innotek Co. Ltd.	85	20,012
LG Uplus Corp.	922	8,459
Lotte Chemical Corp.	91	12,661
Lotte Shopping Co. Ltd.	70	4,485
Meritz Fire & Marine Insurance Co. Ltd.	328	11,440
Meritz Securities Co. Ltd.	3,176	14,064
Mirae Asset Securities Co. Ltd.	1,783	8,990
NAVER Corp.	794	112,581
NCSoft Corp.	98	34,962
Netmarble Corp., 144A	128	4,751
NH Investment & Securities Co. Ltd.	155	1,132
Orion Corp.	110	9,800
Pan Ocean Co. Ltd.	1,682	6,874
Pearl Abyss Corp.*	207	6,828
POSCO Chemical Co. Ltd.	150	24,851
POSCO Holdings, Inc.	480	109,004
S-1 Corp.	77	3,748
Samsung Biologics Co. Ltd., 144A*	107	71,963
Samsung C&T Corp.	527	48,750
Samsung Electro-Mechanics Co. Ltd.	347	37,098
Samsung Electronics Co. Ltd.	29,455	1,389,166
Samsung Engineering Co. Ltd.*	903	16,809
Samsung Fire & Marine Insurance Co. Ltd.	176	27,424
Samsung Heavy Industries Co. Ltd.*	3,789	14,968
Samsung Life Insurance Co. Ltd.	611	34,005
Samsung SDI Co. Ltd.	334	184,620
Samsung SDS Co. Ltd.	260	25,136
Samsung Securities Co. Ltd.	383	10,222
SD Biosensor, Inc.	280	6,985
Shinhan Financial Group Co. Ltd.	2,987	86,291

	Number of Shares	Value
South Korea (Continued)
SK Biopharmaceuticals Co. Ltd.*	223	$12,445
SK Bioscience Co. Ltd.*	145	9,103
SK Hynix, Inc.	3,317	213,781
SK IE Technology Co. Ltd., 144A*	142	7,095
SK Innovation Co. Ltd.*	315	42,753
SK Square Co. Ltd.*	560	15,902
SK, Inc.	244	40,517
SKC Co. Ltd.	116	9,851
S-Oil Corp.	293	19,373
Woori Financial Group, Inc.	3,004	29,611
Yuhan Corp.	284	12,576

(Cost $3,831,607)		4,391,470

Spain — 1.5%
Acciona SA	156	30,259
ACS Actividades de Construccion y Servicios SA	1,559	43,899
Aena SME SA, 144A*	465	59,662
Amadeus IT Group SA*	2,837	151,329
Banco Bilbao Vizcaya Argentaria SA	37,356	218,153
Banco Santander SA	4,119	11,208
Banco Santander SA	100,563	298,293
CaixaBank SA	27,030	100,190
Cellnex Telecom SA, 144A*	3,256	110,455
Corp ACCIONA Energias Renovables SA	384	15,128
EDP Renovaveis SA	1,637	37,561
Enagas SA	1,497	26,841
Endesa SA	1,889	34,793
Ferrovial SA	2,736	72,885
Grifols SA* (b)	1,771	18,715
Iberdrola SA	36,994	414,987
Industria de Diseno Textil SA	6,650	172,031
Naturgy Energy Group SA (b)	1,074	29,929
Red Electrica Corp. SA	2,830	49,460
Repsol SA	8,169	125,810
Siemens Gamesa Renewable Energy SA*	1,430	26,830
Telefonica SA	30,917	115,338

(Cost $2,527,069)		2,163,756

Sweden — 2.0%
Alfa Laval AB	1,859	52,698
Assa Abloy AB, Class B	6,181	140,255
Atlas Copco AB, Class A	15,812	194,468
Atlas Copco AB, Class B (b)	8,852	98,585
Boliden AB	1,586	58,581
Electrolux AB, Class B (b)	1,518	21,468
Embracer Group AB* (b)	4,467	18,888
Epiroc AB, Class A (b)	3,950	75,187
Epiroc AB, Class B	2,344	38,770
EQT AB	1,744	39,059
Essity AB, Class B	4,000	97,354
Evolution AB, 144A	1,155	117,349
Fastighets AB Balder, Class B*	3,804	16,688
Getinge AB, Class B	1,384	31,866
H & M Hennes & Mauritz AB, Class B	4,620	51,321
Hexagon AB, Class B	11,980	134,780
Holmen AB, Class B	623	25,503

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Sweden (Continued)
Husqvarna AB, Class B	2,481	$19,122
Industrivarden AB, Class A	724	18,476
Industrivarden AB, Class C	1,058	26,808
Indutrade AB	1,888	40,108
Investment AB Latour, Class B	881	17,172
Investor AB, Class A (b)	2,911	55,424
Investor AB, Class B	10,984	201,861
Kinnevik AB, Class B*	1,369	20,773
L E Lundbergforetagen AB, Class B	447	19,273
Lifco AB, Class B	1,561	26,681
Nibe Industrier AB, Class B	9,465	88,306
Sagax AB, Class B	1,080	23,725
Sandvik AB	6,952	126,438
Securitas AB, Class B (b)	2,900	23,577
Skandinaviska Enskilda Banken AB, Class A	9,829	112,078
Skanska AB, Class B	1,879	30,139
SKF AB, Class B	2,194	36,216
Svenska Cellulosa AB SCA, Class B	3,631	48,785
Svenska Handelsbanken AB, Class A	8,635	86,869
Swedbank AB, Class A	5,357	86,309
Swedish Match AB	9,216	100,919
Swedish Orphan Biovitrum AB*	1,173	25,366
Tele2 AB, Class B	3,808	33,657
Telefonaktiebolaget LM Ericsson, Class B	17,153	106,363
Telia Co. AB	15,585	42,473
Volvo AB, Class A	1,038	19,748
Volvo AB, Class B	9,527	174,159
Volvo Car AB, Class B*	3,804	18,683

(Cost $3,027,947)		2,842,328

Switzerland — 6.7%
ABB Ltd.	9,687	300,566
Adecco Group AG	1,126	37,900
Alcon, Inc.	3,094	209,460
Bachem Holding AG (b)	234	22,442
Baloise Holding AG	278	41,807
Banque Cantonale Vaudoise	207	19,349
Barry Callebaut AG	22	44,709
BKW AG	146	18,870
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	13	136,285
Cie Financiere Richemont SA, Class A	3,158	414,003
Clariant AG*	1,336	21,461
Coca-Cola HBC AG*	1,169	28,390
Credit Suisse Group AG (b)	15,669	46,730
EMS-Chemie Holding AG	46	31,696
Geberit AG	229	108,129
Givaudan SA	55	184,021
Glencore PLC	60,283	409,417
Holcim AG*	3,412	175,819
Julius Baer Group Ltd.	1,392	79,202
Kuehne + Nagel International AG	360	86,971
Logitech International SA	976	57,616
Lonza Group AG	447	231,566
Nestle SA	16,776	1,991,668

	Number of Shares	Value
Switzerland (Continued)
Novartis AG	13,266	$1,172,736
Partners Group Holding AG	137	133,923
Roche Holding AG (b)	168	67,182
Roche Holding AG	4,299	1,398,396
Schindler Holding AG	186	33,180
Schindler Holding AG Participation Certificates	264	49,424
SGS SA	40	92,999
SIG Group AG*	1,938	42,395
Sika AG	888	222,411
Sonova Holding AG	305	78,003
STMicroelectronics NV	4,041	151,614
Straumann Holding AG	726	82,555
Swatch Group AG — Bearer	169	44,614
Swatch Group AG — Registered	318	15,177
Swiss Life Holding AG	188	99,657
Swiss Prime Site AG	504	41,811
Swiss Re AG	1,897	168,841
Swisscom AG	166	89,153
Temenos AG	432	26,050
UBS Group AG	20,662	376,119
VAT Group AG, 144A	171	46,769
Zurich Insurance Group AG	931	445,601

(Cost $8,618,982)		9,576,687

Taiwan — 3.9%
Accton Technology Corp.	1,744	15,321
Acer, Inc.	15,004	11,943
Advantech Co. Ltd.	3,380	36,419
ASE Technology Holding Co. Ltd.	19,926	62,669
Asia Cement Corp.	11,957	15,978
Asustek Computer, Inc.	4,969	42,768
AUO Corp.	37,692	19,635
Catcher Technology Co. Ltd.	5,469	32,383
Cathay Financial Holding Co. Ltd.	51,088	71,990
Chailease Holding Co. Ltd.	8,081	52,687
Chang Hwa Commercial Bank Ltd.	36,579	20,713
Cheng Shin Rubber Industry Co. Ltd.	9,594	10,850
China Airlines Ltd.	17,656	10,340
China Development Financial Holding Corp.	92,961	40,156
China Steel Corp.	74,594	70,357
Chunghwa Telecom Co. Ltd.	22,587	82,950
Compal Electronics, Inc.	25,125	17,601
CTBC Financial Holding Co. Ltd.	108,406	80,676
Delta Electronics, Inc.	12,562	122,752
E Ink Holdings, Inc.	4,643	27,192
E.Sun Financial Holding Co. Ltd.	68,318	54,821
Eclat Textile Co. Ltd.	1,129	16,695
eMemory Technology, Inc.	336	15,873
Eva Airways Corp.	15,796	14,285
Evergreen Marine Corp. Taiwan Ltd.	5,990	31,592
Far Eastern New Century Corp.	23,992	25,230
Far EasTone Telecommunications Co. Ltd.	9,472	20,841
Feng TAY Enterprise Co. Ltd.	2,227	13,439
First Financial Holding Co. Ltd.	62,274	52,792

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
Formosa Chemicals & Fibre Corp.	23,380	$57,570
Formosa Petrochemical Corp.	8,746	23,941
Formosa Plastics Corp.	26,719	77,981
Fubon Financial Holding Co. Ltd.	45,062	88,650
Giant Manufacturing Co. Ltd.	1,596	11,877
Globalwafers Co. Ltd.	1,063	16,166
Hon Hai Precision Industry Co. Ltd.	74,266	241,502
Hotai Motor Co. Ltd.	2,327	48,941
Hua Nan Financial Holdings Co. Ltd.	60,347	44,325
Innolux Corp.	50,163	20,127
Inventec Corp.	13,870	11,130
Largan Precision Co. Ltd.	610	45,298
Lite-On Technology Corp.	12,678	26,910
MediaTek, Inc.	9,280	220,098
Mega Financial Holding Co. Ltd.	60,712	62,862
Micro-Star International Co. Ltd.	4,501	17,913
momo.com, Inc.	296	5,747
Nan Ya Plastics Corp.	29,376	73,094
Nan Ya Printed Circuit Board Corp.	1,805	15,740
Nanya Technology Corp.	7,561	13,896
Nien Made Enterprise Co. Ltd.	1,542	14,519
Novatek Microelectronics Corp.	3,668	35,427
Pegatron Corp.	12,436	24,948
PharmaEssentia Corp.*	1,000	17,149
Pou Chen Corp.	11,351	11,845
Powerchip Semiconductor Manufacturing Corp.	17,656	19,024
President Chain Store Corp.	4,049	35,701
Quanta Computer, Inc.	17,017	39,424
Realtek Semiconductor Corp.	2,916	29,910
Ruentex Development Co. Ltd.	10,153	15,161
Shanghai Commercial & Savings Bank Ltd.	26,800	44,052
Shin Kong Financial Holding Co. Ltd.	87,480	25,220
SinoPac Financial Holdings Co. Ltd.	50,368	29,661
Synnex Technology International Corp.	7,230	13,639
Taishin Financial Holding Co. Ltd.	75,403	36,963
Taiwan Business Bank	34,000	14,412
Taiwan Cement Corp.	38,975	42,751
Taiwan Cooperative Financial Holding Co. Ltd.	64,818	55,893
Taiwan High Speed Rail Corp.	9,687	9,074
Taiwan Mobile Co. Ltd.	12,900	39,862
Taiwan Semiconductor Manufacturing Co. Ltd.	150,021	2,378,550
Unimicron Technology Corp.	7,427	37,369
Uni-President Enterprises Corp.	31,268	66,875
United Microelectronics Corp.*	67,321	99,765
Vanguard International Semiconductor Corp.	5,110	13,608
Voltronic Power Technology Corp.	354	19,816
Walsin Lihwa Corp.	15,905	24,033
Wan Hai Lines Ltd.	4,590	11,302
Win Semiconductors Corp.	1,933	9,757
Winbond Electronics Corp.	17,887	12,270
Wiwynn Corp.	484	13,781
WPG Holdings Ltd.	9,996	15,687

	Number of Shares	Value
Taiwan (Continued)
Yageo Corp.	2,463	$36,899
Yang Ming Marine Transport Corp.	9,989	21,364
Yuanta Financial Holding Co. Ltd.	50,334	36,807
Zhen Ding Technology Holding Ltd.	3,857	14,914

(Cost $4,171,644)		5,582,148

Thailand — 0.6%
Advanced Info Service PCL, NVDR	7,500	40,196
Airports of Thailand PCL, NVDR*	26,200	55,721
Asset World Corp. PCL, NVDR	40,500	7,235
B Grimm Power PCL, NVDR	7,500	7,975
Bangkok Dusit Medical Services PCL, NVDR	60,900	52,239
Bangkok Expressway & Metro PCL, NVDR	64,200	17,022
Berli Jucker PCL, NVDR	7,600	7,381
BTS Group Holdings PCL, NVDR	46,100	10,981
Bumrungrad Hospital PCL, NVDR	4,000	25,748
Carabao Group PCL, NVDR	1,900	5,145
Central Pattana PCL, NVDR	16,300	33,511
Central Retail Corp. PCL, NVDR	9,800	11,950
Charoen Pokphand Foods PCL, NVDR	23,600	15,994
CP ALL PCL, NVDR	36,600	67,461
Delta Electronics Thailand PCL, NVDR	2,000	38,111
Electricity Generating PCL, NVDR	1,600	7,781
Energy Absolute PCL, NVDR	9,700	26,612
Global Power Synergy PCL, Class F	5,600	11,036
Gulf Energy Development PCL, NVDR	18,910	28,420
Home Product Center PCL, NVDR	29,000	12,088
Indorama Ventures PCL, NVDR	10,200	12,293
Intouch Holdings PCL, NVDR	6,400	13,384
JMT Network Services PCL, NVDR	5,500	10,449
Krung Thai Bank PCL, NVDR	26,200	13,076
Krungthai Card PCL, NVDR	5,800	9,663
Land & Houses PCL, NVDR	53,300	14,510
Minor International PCL, NVDR*	19,194	16,737
Osotspa PCL, NVDR	11,300	9,052
PTT Exploration & Production PCL, NVDR	8,700	46,380
PTT Global Chemical PCL, NVDR	6,000	8,167
PTT Oil & Retail Business PCL, NVDR	16,400	11,347
PTT PCL, NVDR	53,600	50,537
Ratch Group PCL, NVDR	5,300	6,162
SCB X PCL, NVDR	8,700	25,904
SCG Packaging PCL, NVDR	7,900	12,377
Siam Cement PCL	700	6,670
Siam Cement PCL, NVDR	3,300	31,442
Srisawad Corp. PCL, NVDR	5,200	6,672
Thai Oil PCL, NVDR	11,175	17,587
Thai Union Group PCL, NVDR	19,700	9,553
True Corp. PCL, NVDR	65,000	8,368

(Cost $847,648)		822,937

Turkey — 0.1%
Akbank TAS	10,750	9,984
Aselsan Elektronik Sanayi Ve Ticaret AS	2,864	7,456
BIM Birlesik Magazalar AS	2,466	17,796

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Turkey (Continued)
Eregli Demir ve Celik Fabrikalari TAS	8,429	$19,293
Ford Otomotiv Sanayi AS	286	6,827
Haci Omer Sabanci Holding AS	6,969	15,682
KOC Holding AS	5,007	18,966
Sasa Polyester Sanayi AS*	2,984	20,765
Turk Hava Yollari AO*	3,472	22,354
Turkcell Iletisim Hizmetleri AS	5,784	10,514
Turkiye Is Bankasi AS, Class C	11,035	6,134
Turkiye Petrol Rafinerileri AS*	976	25,204
Turkiye Sise ve Cam Fabrikalari AS	4,429	9,292
Yapi ve Kredi Bankasi AS	22,378	14,468

(Cost $170,108)		204,735

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	17,219	45,894
Abu Dhabi Islamic Bank PJSC	10,861	28,386
Abu Dhabi National Oil Co. for Distribution PJSC	15,036	18,667
Aldar Properties PJSC	21,996	28,445
Dubai Islamic Bank PJSC	16,344	25,274
Emaar Properties PJSC	27,551	45,604
Emirates NBD Bank PJSC	12,647	45,622
Emirates Telecommunications Group Co. PJSC	20,633	144,927
First Abu Dhabi Bank PJSC	28,633	137,198
Multiply Group*	20,274	26,825
Q Holding PJSC*	12,291	15,058

(Cost $501,475)		561,900

United Kingdom — 9.0%
3i Group PLC	6,191	100,621
abrdn PLC (b)	13,145	30,799
Admiral Group PLC	1,166	28,472
Anglo American PLC	7,759	318,654
Ashtead Group PLC	2,687	161,116
Associated British Foods PLC	2,140	40,778
AstraZeneca PLC	9,470	1,274,456
Auto Trader Group PLC, 144A	5,490	37,438
AVEVA Group PLC	775	29,713
Aviva PLC	17,216	92,190
BAE Systems PLC	18,987	188,245
Barclays PLC	98,058	190,561
Barratt Developments PLC	6,381	30,586
Berkeley Group Holdings PLC	699	32,107
BP PLC	114,934	689,158
British American Tobacco PLC	13,084	534,744
British Land Co. PLC REIT	5,264	25,016
BT Group PLC	42,985	62,895
Bunzl PLC	2,034	74,721
Burberry Group PLC	2,505	65,727
CNH Industrial NV	6,005	95,419
Coca-Cola Europacific Partners PLC	1,222	64,876
Compass Group PLC	10,633	239,905
Croda International PLC	874	71,567
Diageo PLC	14,021	643,507
Entain PLC	3,498	59,108
GSK PLC	24,355	412,950

	Number of Shares	Value
United Kingdom (Continued)
Haleon PLC*	29,410	$100,703
Halma PLC	2,448	64,084
Hargreaves Lansdown PLC	1,594	16,207
HSBC Holdings PLC	122,147	750,369
Imperial Brands PLC	5,354	137,124
Informa PLC	8,988	66,535
InterContinental Hotels Group PLC	1,144	66,141
Intertek Group PLC	1,014	49,435
J Sainsbury PLC	10,437	28,001
JD Sports Fashion PLC	14,680	22,302
Johnson Matthey PLC	1,149	28,929
Kingfisher PLC	12,104	35,173
Land Securities Group PLC REIT	4,100	30,351
Legal & General Group PLC	34,712	105,261
Lloyds Banking Group PLC	416,421	235,412
London Stock Exchange Group PLC	1,992	198,023
M&G PLC	15,895	36,821
Melrose Industries PLC	25,933	41,304
Mondi PLC	2,637	49,040
National Grid PLC	22,401	273,903
NatWest Group PLC	30,561	96,467
Next PLC	790	55,605
Ocado Group PLC* (b)	3,430	25,738
Pearson PLC	3,601	43,193
Pepco Group NV, 144A*	1,528	13,995
Persimmon PLC	2,152	32,992
Phoenix Group Holdings PLC	5,079	36,043
Prudential PLC	16,740	197,603
Reckitt Benckiser Group PLC	4,408	316,002
RELX PLC	11,962	333,326
Rentokil Initial PLC	16,148	105,369
Rio Tinto PLC	6,807	458,201
Rolls-Royce Holdings PLC*	49,768	54,536
Sage Group PLC	6,024	57,837
Schroders PLC	4,182	22,299
Segro PLC REIT	7,493	71,417
Severn Trent PLC	1,382	45,173
Shell PLC	44,505	1,310,954
Smith & Nephew PLC	5,196	67,979
Smiths Group PLC	2,489	47,653
Spirax-Sarco Engineering PLC	402	54,289
SSE PLC	6,258	128,863
St James’s Place PLC	3,356	46,495
Standard Chartered PLC	15,466	115,086
Taylor Wimpey PLC	22,278	27,763
Tesco PLC	44,332	121,556
Unilever PLC	15,635	780,899
United Utilities Group PLC	3,769	46,516
Vodafone Group PLC	162,256	179,602
Whitbread PLC	1,308	40,736
WPP PLC	6,986	72,882

(Cost $13,537,934)		12,937,516

United States — 0.0%
Brookfield Renewable Corp., Class A	777	25,312
Legend Biotech Corp., ADR*	287	14,783

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
United States (Continued)
Parade Technologies Ltd.	418	$10,739

(Cost $83,586)		50,834

TOTAL COMMON STOCKS (Cost $134,103,443)		137,006,084

PREFERRED STOCKS — 0.9%
Brazil — 0.4%
Banco Bradesco SA	30,186	90,627
Braskem SA, Class A	1,034	5,607
Centrais Eletricas Brasileiras SA, Class B	2,074	19,616
Cia Energetica de Minas Gerais	7,925	17,532
Gerdau SA	7,389	44,952
Itau Unibanco Holding SA	28,369	142,136
Itausa SA	28,228	48,304
Petroleo Brasileiro SA	29,658	152,366

(Cost $485,080)		521,140

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B (Cost $27,929)	805	79,913

Colombia — 0.0%
Bancolombia SA (Cost $25,225)	2,686	17,797

Germany — 0.3%
Bayerische Motoren Werke AG	329	28,296
Dr Ing hc F Porsche AG*	733	82,988
Henkel AG & Co. KGaA	1,056	75,207
Porsche Automobil Holding SE	933	56,641
Sartorius AG	152	56,372
Volkswagen AG	1,115	162,322

(Cost $533,718)		461,826

Russia — 0.0%
Surgutneftegas PJSC (c) (Cost $22,479)	41,062	0

South Korea — 0.2%
Hyundai Motor Co.	104	6,608
Hyundai Motor Co. — 2nd Preferred	204	12,715
LG Chem Ltd.	44	11,176
Samsung Electronics Co. Ltd.	4,971	210,698

(Cost $166,418)		241,197

TOTAL PREFERRED STOCKS (Cost $1,260,849)		1,321,873

	Principal Amount
CORPORATE BONDS — 0.0%
India — 0.0%
Britannia Industries Ltd. Series N3, 5.50%, 6/3/24 (Cost $0)	INR 17,168	205

	Number of Shares	Value
RIGHTS — 0.0%
South Korea — 0.0%
HLB, Inc.*, expires 12/7/22 (Cost $0)	55	$77

Switzerland — 0.0%
Credit Suisse Group AG* (b), expires 12/13/22 (Cost $0)	15,669	1,457

Taiwan — 0.0%
Shanghai Commercial & Savings Bank Ltd.*, expires 12/22/22 (Cost $0)	1,964	877

TOTAL RIGHTS (Cost $0)		2,411

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	4,502	3,996

Thailand — 0.0%
BTS Group Holdings PCL*, expires 11/7/24	3,960	31
BTS Group Holdings PCL*, expires 11/20/26	7,920	70

(Cost $0)		101

TOTAL WARRANTS (Cost $0)		4,097

SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69% (e)(f) (Cost $883,140)	883,140	883,140

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 3.74% (e) (Cost $223,043)	223,043	223,043

TOTAL INVESTMENTS — 97.3% (Cost $136,470,475)		$139,440,853
Other assets and liabilities, net — 2.7%		3,796,389

NET ASSETS — 100.0%		$143,237,242

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (d)
146,908	10,665	(23,589)		(8,003)	4,670	—	—	12,404	130,651

SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69% (e)(f)
2,880,589	—	(1,997,449	)(g)	—	—	9,585	—	883,140	883,140

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 3.74% (e)
—	29,985,781	(29,762,738)		—	—	38,974	—	223,043	223,043

3,027,497	29,996,446	(31,783,776)		(8,003)	4,670	48,559	—	1,118,587	1,236,834

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $2,204,943, which is 1.5% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,424,292.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
CPO:	Ordinary Participation Certificates
CVA:	Credit Valuation Adjustment
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

At November 30, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MSCI EAFE Futures	USD	39	$3,665,895	$3,860,610	12/16/2022	$194,715
MSCI Emerging Markets Index Future	USD	32	1,490,318	1,572,000	12/16/2022	81,682
S&P TSX 60 IX Futures	CAD	2	354,941	368,821	12/15/2022	13,880
MINI S&P/TSX 60 Futures	CAD	9	401,669	414,924	12/15/2022	13,255

Total unrealized appreciation						$303,532

As of November 30, 2022, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/2/2022	AUD	3,116,400	USD	1,994,418	$—	$(120,839)
Goldman Sachs & Co.	12/2/2022	AUD	362,000	USD	231,668	—	(14,040)
JP Morgan & Chase Co.	12/2/2022	AUD	3,623,800	USD	2,319,141	—	(140,514)
RBC Capital Markets	12/2/2022	AUD	3,334,000	USD	2,133,643	—	(129,310)
Goldman Sachs & Co.	12/2/2022	CAD	3,954,800	USD	2,899,790	—	(40,254)
Goldman Sachs & Co.	12/2/2022	CAD	905,000	USD	663,563	—	(9,225)
JP Morgan & Chase Co.	12/2/2022	CAD	5,909,200	USD	4,332,884	—	(60,083)
RBC Capital Markets	12/2/2022	CAD	4,738,500	USD	3,474,475	—	(48,180)
Goldman Sachs & Co.	12/2/2022	CHF	473,000	USD	474,155	—	(25,713)
Goldman Sachs & Co.	12/2/2022	CHF	3,073,000	USD	3,080,547	—	(167,009)
JP Morgan & Chase Co.	12/2/2022	CHF	2,805,900	USD	2,812,777	—	(152,507)
RBC Capital Markets	12/2/2022	CHF	2,590,800	USD	2,597,176	—	(140,790)
JP Morgan & Chase Co.	12/2/2022	CNH	9,577,400	USD	1,308,834	—	(50,347)
RBC Capital Markets	12/2/2022	CNH	3,948,800	USD	539,639	—	(20,757)
Goldman Sachs & Co.	12/2/2022	CZK	1,029,400	USD	41,457	—	(2,541)
JP Morgan & Chase Co.	12/2/2022	CZK	707,000	USD	28,473	—	(1,745)
JP Morgan & Chase Co.	12/2/2022	DKK	6,271,600	USD	834,444	—	(43,052)
JP Morgan & Chase Co.	12/2/2022	DKK	1,376,000	USD	183,076	—	(9,448)
RBC Capital Markets	12/2/2022	DKK	9,764,100	USD	1,299,160	—	(66,993)
Goldman Sachs & Co.	12/2/2022	EUR	9,007,800	USD	8,921,595	—	(451,927)
JP Morgan & Chase Co.	12/2/2022	EUR	8,019,400	USD	7,942,654	—	(402,338)
RBC Capital Markets	12/2/2022	EUR	7,734,900	USD	7,660,838	—	(388,103)
RBC Capital Markets	12/2/2022	EUR	2,294,000	USD	2,271,984	—	(115,153)
Goldman Sachs & Co.	12/2/2022	GBP	286,000	USD	329,536	—	(15,166)
Goldman Sachs & Co.	12/2/2022	GBP	4,186,700	USD	4,824,083	—	(221,939)
JP Morgan & Chase Co.	12/2/2022	GBP	4,543,900	USD	5,235,800	—	(240,738)
RBC Capital Markets	12/2/2022	GBP	2,455,300	USD	2,829,156	—	(130,095)
Goldman Sachs & Co.	12/2/2022	HKD	27,502,100	USD	3,505,573	—	(15,394)
JP Morgan & Chase Co.	12/2/2022	HKD	26,257,700	USD	3,346,994	—	(14,659)
RBC Capital Markets	12/2/2022	HKD	32,130,800	USD	4,095,621	—	(17,938)
Goldman Sachs & Co.	12/2/2022	HUF	14,453,900	USD	34,528	—	(2,228)
JP Morgan & Chase Co.	12/2/2022	HUF	11,896,900	USD	28,422	—	(1,832)
Goldman Sachs & Co.	12/2/2022	ILS	650,100	USD	185,056	—	(5,489)
JP Morgan & Chase Co.	12/2/2022	ILS	473,700	USD	134,840	—	(4,002)
RBC Capital Markets	12/2/2022	ILS	603,000	USD	171,648	—	(5,091)
Goldman Sachs & Co.	12/2/2022	JPY	818,322,300	USD	5,523,812	—	(402,195)
Goldman Sachs & Co.	12/2/2022	JPY	53,725,000	USD	362,646	—	(26,412)
JP Morgan & Chase Co.	12/2/2022	JPY	1,131,876,300	USD	7,640,353	—	(556,303)
RBC Capital Markets	12/2/2022	JPY	740,391,100	USD	4,997,746	—	(363,910)
Goldman Sachs & Co.	12/2/2022	MXN	1,484,000	USD	74,375	—	(2,540)
Goldman Sachs & Co.	12/2/2022	MXN	6,571,600	USD	329,362	—	(11,241)
JP Morgan & Chase Co.	12/2/2022	MXN	7,730,800	USD	387,460	—	(13,224)
RBC Capital Markets	12/2/2022	MXN	3,211,600	USD	160,962	—	(5,494)
Goldman Sachs & Co.	12/2/2022	NOK	5,610,200	USD	540,099	—	(29,586)
Goldman Sachs & Co.	12/2/2022	NOK	539,000	USD	51,888	—	(2,845)
JP Morgan & Chase Co.	12/2/2022	NOK	1,145,500	USD	110,278	—	(6,041)

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	12/2/2022	NZD	36,000	USD	20,924	$—	$(1,761)
JP Morgan & Chase Co.	12/2/2022	NZD	22,300	USD	12,961	—	(1,091)
RBC Capital Markets	12/2/2022	NZD	220,300	USD	128,043	—	(10,779)
Goldman Sachs & Co.	12/2/2022	PLN	1,016,200	USD	212,268	—	(14,194)
JP Morgan & Chase Co.	12/2/2022	PLN	89,400	USD	18,676	—	(1,247)
JP Morgan & Chase Co.	12/2/2022	SEK	17,086,800	USD	1,549,198	—	(77,830)
JP Morgan & Chase Co.	12/2/2022	SEK	2,811,000	USD	254,869	—	(12,799)
RBC Capital Markets	12/2/2022	SEK	12,320,600	USD	1,117,064	—	(56,120)
JP Morgan & Chase Co.	12/2/2022	SGD	986,500	USD	697,250	—	(27,718)
RBC Capital Markets	12/2/2022	SGD	564,400	USD	398,913	—	(15,858)
JP Morgan & Chase Co.	12/2/2022	THB	28,945,600	USD	762,077	—	(58,725)
JP Morgan & Chase Co.	12/2/2022	THB	1,204,000	USD	31,686	—	(2,456)
JP Morgan & Chase Co.	12/2/2022	TRY	2,539,500	USD	133,402	—	(2,852)
JP Morgan & Chase Co.	12/2/2022	TRY	407,000	USD	21,364	—	(474)
Goldman Sachs & Co.	12/2/2022	USD	2,329,484	AUD	3,478,400	31,480	—
JP Morgan & Chase Co.	12/2/2022	USD	2,426,859	AUD	3,623,800	32,796	—
RBC Capital Markets	12/2/2022	USD	2,232,780	AUD	3,334,000	30,174	—
Goldman Sachs & Co.	12/2/2022	USD	3,584,716	CAD	4,859,800	28,115	—
JP Morgan & Chase Co.	12/2/2022	USD	292,591	CAD	390,000	—	(2,660)
JP Morgan & Chase Co.	12/2/2022	USD	4,071,107	CAD	5,519,200	31,930	—
RBC Capital Markets	12/2/2022	USD	3,495,242	CAD	4,738,500	27,413	—
Goldman Sachs & Co.	12/2/2022	USD	3,721,858	CHF	3,546,000	25,566	—
JP Morgan & Chase Co.	12/2/2022	USD	2,945,054	CHF	2,805,900	20,230	—
RBC Capital Markets	12/2/2022	USD	2,719,286	CHF	2,590,800	18,679	—
JP Morgan & Chase Co.	12/2/2022	USD	66,149	CNH	484,000	2,538	—
JP Morgan & Chase Co.	12/2/2022	USD	1,283,735	CNH	9,093,400	6,759	—
RBC Capital Markets	12/2/2022	USD	557,461	CNH	3,948,800	2,935	—
Goldman Sachs & Co.	12/2/2022	USD	43,531	CZK	1,029,400	467	—
JP Morgan & Chase Co.	12/2/2022	USD	29,898	CZK	707,000	320	—
JP Morgan & Chase Co.	12/2/2022	USD	1,058,682	DKK	7,647,600	11,339	—
RBC Capital Markets	12/2/2022	USD	1,351,676	DKK	9,764,100	14,477	—
Goldman Sachs & Co.	12/2/2022	USD	9,274,881	EUR	9,007,800	98,641	—
JP Morgan & Chase Co.	12/2/2022	USD	8,257,175	EUR	8,019,400	87,817	—
RBC Capital Markets	12/2/2022	USD	10,326,257	EUR	10,028,900	109,822	—
Goldman Sachs & Co.	12/2/2022	USD	5,326,538	GBP	4,472,700	64,186	—
JP Morgan & Chase Co.	12/2/2022	USD	5,411,331	GBP	4,543,900	65,208	—
RBC Capital Markets	12/2/2022	USD	2,924,017	GBP	2,455,300	35,235	—
Goldman Sachs & Co.	12/2/2022	USD	3,523,426	HKD	27,502,100	—	(2,458)
JP Morgan & Chase Co.	12/2/2022	USD	3,364,000	HKD	26,257,700	—	(2,347)
RBC Capital Markets	12/2/2022	USD	1,671,488	HKD	13,112,000	7,181	—
RBC Capital Markets	12/2/2022	USD	2,436,590	HKD	19,018,800	—	(1,700)
Goldman Sachs & Co.	12/2/2022	USD	36,305	HUF	14,453,900	451	—
JP Morgan & Chase Co.	12/2/2022	USD	29,883	HUF	11,896,900	371	—
Goldman Sachs & Co.	12/2/2022	USD	188,418	ILS	650,100	2,126	—
JP Morgan & Chase Co.	12/2/2022	USD	137,292	ILS	473,700	1,549	—
RBC Capital Markets	12/2/2022	USD	174,767	ILS	603,000	1,972	—
Goldman Sachs & Co.	12/2/2022	USD	6,258,862	JPY	872,047,300	56,202	—
JP Morgan & Chase Co.	12/2/2022	USD	8,111,483	JPY	1,131,876,300	85,174	—
RBC Capital Markets	12/2/2022	USD	5,305,942	JPY	740,391,100	55,715	—
Goldman Sachs & Co.	12/2/2022	USD	415,805	MXN	8,055,600	1,713	—
JP Morgan & Chase Co.	12/2/2022	USD	399,040	MXN	7,730,800	1,644	—
RBC Capital Markets	12/2/2022	USD	165,773	MXN	3,211,600	683	—
Goldman Sachs & Co.	12/2/2022	USD	616,699	NOK	6,149,200	7,718	—
JP Morgan & Chase Co.	12/2/2022	USD	114,881	NOK	1,145,500	1,438	—
JP Morgan & Chase Co.	12/2/2022	USD	36,210	NZD	58,300	528	—
RBC Capital Markets	12/2/2022	USD	136,828	NZD	220,300	1,994	—
Goldman Sachs & Co.	12/2/2022	USD	223,838	PLN	1,016,200	2,624	—
JP Morgan & Chase Co.	12/2/2022	USD	19,692	PLN	89,400	231	—

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	12/2/2022	USD	1,865,920	SEK	19,897,800	$28,775	$—
RBC Capital Markets	12/2/2022	USD	1,155,367	SEK	12,320,600	17,817	—
JP Morgan & Chase Co.	12/2/2022	USD	719,915	SGD	986,500	5,053	—
RBC Capital Markets	12/2/2022	USD	411,881	SGD	564,400	2,891	—
JP Morgan & Chase Co.	12/2/2022	USD	854,157	THB	30,149,600	787	—
JP Morgan & Chase Co.	12/2/2022	USD	158,466	TRY	2,946,500	—	(375)
JP Morgan & Chase Co.	12/2/2022	USD	708,251	ZAR	12,038,500	—	(11,454)
RBC Capital Markets	12/2/2022	USD	738,244	ZAR	12,548,300	—	(11,939)
JP Morgan & Chase Co.	12/2/2022	ZAR	10,445,500	USD	567,028	—	(37,566)
JP Morgan & Chase Co.	12/2/2022	ZAR	1,593,000	USD	86,469	—	(5,735)
RBC Capital Markets	12/2/2022	ZAR	12,548,300	USD	681,177	—	(45,128)
Goldman Sachs & Co.	12/5/2022	AED	1,932,000	USD	525,993	10	—
Goldman Sachs & Co.	12/5/2022	AED	75,000	USD	20,419	—	—
Goldman Sachs & Co.	12/5/2022	BRL	873,000	USD	165,317	—	(2,749)
Goldman Sachs & Co.	12/5/2022	BRL	4,475,500	USD	847,576	—	(14,029)
JP Morgan & Chase Co.	12/5/2022	BRL	3,681,800	USD	697,540	—	(11,265)
RBC Capital Markets	12/5/2022	BRL	3,308,900	USD	626,882	—	(10,134)
Goldman Sachs & Co.	12/5/2022	CLP	30,233,000	USD	31,857	—	(2,065)
Goldman Sachs & Co.	12/5/2022	CLP	92,158,400	USD	97,150	—	(6,254)
JP Morgan & Chase Co.	12/5/2022	CLP	85,394,300	USD	89,653	—	(6,162)
Goldman Sachs & Co.	12/5/2022	COP	98,581,700	USD	20,075	—	(327)
JP Morgan & Chase Co.	12/5/2022	COP	163,398,300	USD	33,192	—	(624)
JP Morgan & Chase Co.	12/5/2022	IDR	6,904,113,200	USD	441,892	3,045	—
JP Morgan & Chase Co.	12/5/2022	IDR	1,011,875,000	USD	64,586	269	—
RBC Capital Markets	12/5/2022	IDR	5,018,076,700	USD	320,972	2,008	—
Goldman Sachs & Co.	12/5/2022	INR	196,462,700	USD	2,361,955	—	(49,864)
Goldman Sachs & Co.	12/5/2022	INR	45,935,000	USD	552,452	—	(11,456)
JP Morgan & Chase Co.	12/5/2022	INR	242,265,700	USD	2,914,825	—	(59,282)
Goldman Sachs & Co.	12/5/2022	KRW	2,295,912,100	USD	1,609,382	—	(131,594)
JP Morgan & Chase Co.	12/5/2022	KRW	1,045,818,400	USD	733,619	—	(59,418)
JP Morgan & Chase Co.	12/5/2022	KRW	615,654,000	USD	431,118	—	(35,729)
RBC Capital Markets	12/5/2022	KRW	2,139,256,900	USD	1,501,602	—	(120,584)
Goldman Sachs & Co.	12/5/2022	KWD	17,000	USD	54,839	—	(462)
Goldman Sachs & Co.	12/5/2022	KWD	97,000	USD	313,206	—	(2,334)
RBC Capital Markets	12/5/2022	MYR	218,000	USD	46,035	—	(2,992)
RBC Capital Markets	12/5/2022	MYR	2,561,200	USD	540,452	—	(35,553)
JP Morgan & Chase Co.	12/5/2022	PHP	2,672,200	USD	45,833	—	(1,410)
RBC Capital Markets	12/5/2022	PHP	13,104,400	USD	225,123	—	(6,556)
Goldman Sachs & Co.	12/5/2022	QAR	1,604,000	USD	436,998	—	(3,514)
Goldman Sachs & Co.	12/5/2022	SAR	6,447,000	USD	1,714,149	—	(768)
Goldman Sachs & Co.	12/5/2022	SAR	637,000	USD	169,483	39	—
Goldman Sachs & Co.	12/5/2022	TWD	55,909,600	USD	1,730,305	—	(79,577)
JP Morgan & Chase Co.	12/5/2022	TWD	46,137,200	USD	1,428,883	—	(64,651)
RBC Capital Markets	12/5/2022	TWD	57,122,200	USD	1,769,311	—	(79,825)
Goldman Sachs & Co.	12/5/2022	USD	546,420	AED	2,007,000	—	(18)
Goldman Sachs & Co.	12/5/2022	USD	1,016,922	BRL	5,348,500	12,750	—
JP Morgan & Chase Co.	12/5/2022	USD	699,776	BRL	3,681,800	9,029	—
RBC Capital Markets	12/5/2022	USD	629,212	BRL	3,308,900	7,804	—
Goldman Sachs & Co.	12/5/2022	USD	136,559	CLP	122,391,400	769	—
JP Morgan & Chase Co.	12/5/2022	USD	95,399	CLP	85,394,300	416	—
Goldman Sachs & Co.	12/5/2022	USD	20,462	COP	98,581,700	—	(60)
JP Morgan & Chase Co.	12/5/2022	USD	33,828	COP	163,398,300	—	(12)
JP Morgan & Chase Co.	12/5/2022	USD	503,818	IDR	7,915,988,200	—	(654)
RBC Capital Markets	12/5/2022	USD	318,993	IDR	5,018,076,700	—	(29)
Goldman Sachs & Co.	12/5/2022	USD	2,976,031	INR	242,397,700	—	(303)
JP Morgan & Chase Co.	12/5/2022	USD	2,978,066	INR	242,265,700	—	(3,960)
Goldman Sachs & Co.	12/5/2022	USD	1,744,879	KRW	2,295,912,100	—	(3,903)
JP Morgan & Chase Co.	12/5/2022	USD	1,260,123	KRW	1,661,472,400	—	(239)

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	12/5/2022	USD	1,626,193	KRW	2,139,256,900	$—	$(4,007)
Goldman Sachs & Co.	12/5/2022	USD	370,070	KWD	114,000	772	—
RBC Capital Markets	12/5/2022	USD	624,539	MYR	2,779,200	493	—
JP Morgan & Chase Co.	12/5/2022	USD	47,296	PHP	2,672,200	—	(52)
RBC Capital Markets	12/5/2022	USD	231,772	PHP	13,104,400	—	(93)
Goldman Sachs & Co.	12/5/2022	USD	436,326	QAR	1,604,000	4,185	—
Goldman Sachs & Co.	12/5/2022	USD	1,884,418	SAR	7,084,000	—	(58)
Goldman Sachs & Co.	12/5/2022	USD	1,731,397	TWD	53,413,600	—	(2,315)
Goldman Sachs & Co.	12/5/2022	USD	77,497	TWD	2,496,000	3,302	—
JP Morgan & Chase Co.	12/5/2022	USD	1,504,065	TWD	46,137,200	—	(10,531)
RBC Capital Markets	12/5/2022	USD	1,855,822	TWD	57,122,200	—	(6,687)
Goldman Sachs & Co.	12/6/2022	EGP	407,000	USD	16,578	51	—
Goldman Sachs & Co.	12/6/2022	USD	16,578	EGP	407,000	—	(51)
Goldman Sachs & Co.	1/3/2023	AED	2,007,000	USD	546,360	—	(26)
Goldman Sachs & Co.	1/3/2023	CZK	1,029,400	USD	43,480	—	(453)
JP Morgan & Chase Co.	1/3/2023	CZK	707,000	USD	29,860	—	(313)
JP Morgan & Chase Co.	1/3/2023	DKK	7,647,600	USD	1,061,732	—	(11,751)
JP Morgan & Chase Co.	1/3/2023	DKK	675,000	USD	93,696	—	(1,053)
RBC Capital Markets	1/3/2023	DKK	9,764,100	USD	1,355,523	—	(15,050)
Goldman Sachs & Co.	1/3/2023	EUR	9,007,800	USD	9,301,184	—	(101,507)
JP Morgan & Chase Co.	1/3/2023	EUR	8,019,400	USD	8,280,592	—	(90,369)
JP Morgan & Chase Co.	1/3/2023	EUR	1,061,000	USD	1,095,376	—	(12,137)
RBC Capital Markets	1/3/2023	EUR	10,028,900	USD	10,355,391	—	(113,164)
Goldman Sachs & Co.	1/3/2023	HUF	14,453,900	USD	35,984	—	(394)
JP Morgan & Chase Co.	1/3/2023	HUF	11,896,900	USD	29,607	—	(335)
Goldman Sachs & Co.	1/3/2023	ILS	650,100	USD	188,664	—	(2,208)
JP Morgan & Chase Co.	1/3/2023	ILS	473,700	USD	137,484	—	(1,597)
RBC Capital Markets	1/3/2023	ILS	603,000	USD	175,011	—	(2,033)
Goldman Sachs & Co.	1/3/2023	MXN	8,055,600	USD	413,564	—	(1,386)
JP Morgan & Chase Co.	1/3/2023	MXN	7,730,800	USD	396,885	—	(1,335)
RBC Capital Markets	1/3/2023	MXN	3,211,600	USD	164,879	—	(553)
Goldman Sachs & Co.	1/3/2023	NOK	6,149,200	USD	617,424	—	(7,835)
JP Morgan & Chase Co.	1/3/2023	NOK	1,145,500	USD	115,015	—	(1,461)
Goldman Sachs & Co.	1/3/2023	PLN	1,016,200	USD	222,052	—	(2,493)
JP Morgan & Chase Co.	1/3/2023	PLN	89,400	USD	19,535	—	(219)
Goldman Sachs & Co.	1/3/2023	SAR	7,084,000	USD	1,883,517	—	(544)
JP Morgan & Chase Co.	1/3/2023	SEK	19,897,800	USD	1,870,586	—	(29,356)
JP Morgan & Chase Co.	1/3/2023	SEK	861,000	USD	80,943	—	(1,270)
RBC Capital Markets	1/3/2023	SEK	12,320,600	USD	1,158,212	—	(18,220)
JP Morgan & Chase Co.	1/3/2023	TRY	1,463,000	USD	77,432	317	—
JP Morgan & Chase Co.	1/3/2023	TRY	2,946,500	USD	156,032	722	—
Goldman Sachs & Co.	1/3/2023	USD	32,435	NOK	323,000	408	—
Goldman Sachs & Co.	1/3/2023	USD	196,303	SAR	738,000	—	(24)
Goldman Sachs & Co.	1/4/2023	AUD	3,478,400	USD	2,332,883	—	(31,937)
Goldman Sachs & Co.	1/4/2023	AUD	513,000	USD	344,052	—	(4,715)
JP Morgan & Chase Co.	1/4/2023	AUD	3,623,800	USD	2,430,399	—	(33,272)
RBC Capital Markets	1/4/2023	AUD	3,334,000	USD	2,236,037	—	(30,611)
Goldman Sachs & Co.	1/4/2023	CAD	4,859,800	USD	3,586,912	—	(28,277)
Goldman Sachs & Co.	1/4/2023	CAD	474,000	USD	349,844	—	(2,763)
JP Morgan & Chase Co.	1/4/2023	CAD	5,519,200	USD	4,073,511	—	(32,204)
RBC Capital Markets	1/4/2023	CAD	4,738,500	USD	3,497,384	—	(27,571)
Goldman Sachs & Co.	1/4/2023	CHF	3,546,000	USD	3,738,712	—	(27,481)
JP Morgan & Chase Co.	1/4/2023	CHF	2,805,900	USD	2,958,390	—	(21,745)
RBC Capital Markets	1/4/2023	CHF	2,590,800	USD	2,731,586	—	(20,092)
JP Morgan & Chase Co.	1/4/2023	CNH	9,093,400	USD	1,287,133	—	(7,177)
JP Morgan & Chase Co.	1/4/2023	CNH	1,079,000	USD	152,717	—	(863)
RBC Capital Markets	1/4/2023	CNH	3,948,800	USD	558,952	—	(3,101)
Goldman Sachs & Co.	1/4/2023	GBP	108,000	USD	128,780	—	(1,569)

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	1/4/2023	GBP	4,472,700	USD	5,333,337	$—	$(64,886)
JP Morgan & Chase Co.	1/4/2023	GBP	4,543,900	USD	5,418,219	—	(65,937)
RBC Capital Markets	1/4/2023	GBP	2,455,300	USD	2,927,749	—	(35,619)
Goldman Sachs & Co.	1/4/2023	HKD	27,502,100	USD	3,521,959	2,407	—
JP Morgan & Chase Co.	1/4/2023	HKD	26,257,700	USD	3,362,600	2,298	—
RBC Capital Markets	1/4/2023	HKD	19,018,800	USD	2,435,575	1,664	—
RBC Capital Markets	1/4/2023	HKD	16,272,000	USD	2,083,764	1,372	—
Goldman Sachs & Co.	1/4/2023	KWD	114,000	USD	370,070	—	(1,374)
JP Morgan & Chase Co.	1/4/2023	NZD	58,300	USD	36,228	—	(530)
RBC Capital Markets	1/4/2023	NZD	220,300	USD	136,901	—	(1,998)
JP Morgan & Chase Co.	1/4/2023	PHP	2,760,000	USD	48,742	—	(39)
JP Morgan & Chase Co.	1/4/2023	PHP	2,672,200	USD	47,262	33	—
RBC Capital Markets	1/4/2023	PHP	13,104,400	USD	231,527	—	(84)
Goldman Sachs & Co.	1/4/2023	QAR	1,604,000	USD	436,326	—	(4,527)
JP Morgan & Chase Co.	1/4/2023	SGD	134,000	USD	97,803	—	(691)
JP Morgan & Chase Co.	1/4/2023	SGD	986,500	USD	720,014	—	(5,087)
RBC Capital Markets	1/4/2023	SGD	564,400	USD	411,937	—	(2,910)
JP Morgan & Chase Co.	1/4/2023	THB	30,149,600	USD	858,657	264	—
Goldman Sachs & Co.	1/4/2023	USD	83,292	CHF	79,000	614	—
Goldman Sachs & Co.	1/5/2023	BRL	5,348,500	USD	1,010,772	—	(12,673)
JP Morgan & Chase Co.	1/5/2023	BRL	3,681,800	USD	695,359	—	(9,160)
RBC Capital Markets	1/5/2023	BRL	3,308,900	USD	625,406	—	(7,757)
Goldman Sachs & Co.	1/5/2023	CLP	122,391,400	USD	135,801	—	(814)
JP Morgan & Chase Co.	1/5/2023	CLP	85,394,300	USD	94,869	—	(449)
Goldman Sachs & Co.	1/5/2023	COP	98,581,700	USD	20,344	52	—
JP Morgan & Chase Co.	1/5/2023	COP	163,398,300	USD	33,633	—	(2)
Goldman Sachs & Co.	1/5/2023	EGP	407,000	USD	16,280	2	—
JP Morgan & Chase Co.	1/5/2023	IDR	7,915,988,200	USD	503,562	611	—
RBC Capital Markets	1/5/2023	IDR	5,018,076,700	USD	318,831	2	—
Goldman Sachs & Co.	1/5/2023	INR	10,299,000	USD	126,235	10	—
Goldman Sachs & Co.	1/5/2023	INR	242,397,700	USD	2,968,741	—	(2,084)
JP Morgan & Chase Co.	1/5/2023	INR	242,265,700	USD	2,971,674	2,467	—
Goldman Sachs & Co.	1/5/2023	JPY	872,047,300	USD	6,287,450	—	(60,378)
Goldman Sachs & Co.	1/5/2023	JPY	16,424,000	USD	118,236	—	(1,318)
JP Morgan & Chase Co.	1/5/2023	JPY	1,131,876,300	USD	8,148,476	—	(90,705)
RBC Capital Markets	1/5/2023	JPY	740,391,100	USD	5,330,140	—	(59,333)
Goldman Sachs & Co.	1/5/2023	KRW	292,374,000	USD	221,756	—	(84)
Goldman Sachs & Co.	1/5/2023	KRW	2,295,912,100	USD	1,745,941	3,908	—
JP Morgan & Chase Co.	1/5/2023	KRW	1,661,472,400	USD	1,260,553	—	(95)
RBC Capital Markets	1/5/2023	KRW	2,139,256,900	USD	1,626,811	3,642	—
RBC Capital Markets	1/5/2023	MYR	2,779,200	USD	623,908	—	(2,008)
Goldman Sachs & Co.	1/5/2023	TWD	53,413,600	USD	1,745,542	11,484	—
JP Morgan & Chase Co.	1/5/2023	TWD	46,137,200	USD	1,517,421	19,590	—
JP Morgan & Chase Co.	1/5/2023	TWD	25,364,000	USD	829,160	5,724	—
RBC Capital Markets	1/5/2023	TWD	57,122,200	USD	1,869,488	15,031	—
Goldman Sachs & Co.	1/5/2023	USD	169,895	BRL	899,000	2,130	—
JP Morgan & Chase Co.	1/5/2023	ZAR	12,038,500	USD	705,988	11,636	—
JP Morgan & Chase Co.	1/5/2023	ZAR	820,000	USD	48,088	793	—
RBC Capital Markets	1/5/2023	ZAR	12,548,300	USD	735,884	12,128	—

Total unrealized appreciation (depreciation)						$1,175,015	$(7,053,652)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$136,988,031	$—	$18,053	$137,006,084
Preferred Stocks (a)	1,321,873	—	0	1,321,873
Corporate Bonds	—	205	—	205
Rights (a)	1,457	954	—	2,411
Warrants (a)	4,097	—	—	4,097
Short-Term Investments (a)	1,106,183	—	—	1,106,183
Derivatives (b)
Forward Foreign Currency Contracts	—	1,175,015	—	1,175,015
Futures Contracts	303,532	—	—	303,532

TOTAL	$139,725,173	$1,176,174	$18,053	$140,919,400

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(7,053,652)	$—	$(7,053,652)

TOTAL	$—	$(7,053,652)	$—	$(7,053,652)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended November 30, 2022, the amount of transfers from Level 1 to Level 3 was $17,469. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.5%
Brazil — 4.0%
Ambev SA	66,619	$204,375
Americanas SA	8,687	17,677
Atacadao SA	9,109	28,032
B3 SA — Brasil Bolsa Balcao	86,609	212,461
Banco Bradesco SA	24,109	63,927
Banco BTG Pactual SA	17,579	85,264
Banco do Brasil SA	12,089	82,187
Banco Santander Brasil SA	6,043	32,210
BB Seguridade Participacoes SA	10,259	61,918
BRF SA*	8,737	15,860
CCR SA	17,214	39,176
Centrais Eletricas Brasileiras SA	17,112	156,632
Cia de Saneamento Basico do Estado de Sao Paulo	4,838	56,208
Cia Siderurgica Nacional SA	9,963	27,877
Cosan SA	18,171	63,134
CPFL Energia SA	3,053	20,532
Energisa SA	2,558	21,349
Engie Brasil Energia SA	2,780	21,161
Equatorial Energia SA	14,533	77,155
Hapvida Participacoes e Investimentos SA, 144A	67,532	67,671
Hypera SA	5,917	50,671
JBS SA	12,031	51,121
Klabin SA	10,204	38,737
Localiza Rent a Car SA	10,899	126,226
Localiza Rent a Car SA*	31	341
Lojas Renner SA	14,481	64,601
Magazine Luiza SA*	46,307	30,429
Natura & Co. Holding SA	12,932	29,182
Petro Rio SA*	9,814	68,177
Petroleo Brasileiro SA	52,637	308,254
Raia Drogasil SA	15,807	70,211
Rede D’Or Sao Luiz SA, 144A	5,573	33,356
Rumo SA	19,016	71,310
Sendas Distribuidora SA	11,074	42,786
Suzano SA	10,597	108,536
Telefonica Brasil SA	7,021	51,480
TIM SA	12,462	31,219
TOTVS SA	6,877	40,896
Ultrapar Participacoes SA	10,356	28,338
Vale SA	54,392	898,366
Vibra Energia SA	16,221	51,670
WEG SA	23,463	176,334

(Cost $2,904,208)		3,727,047

Chile — 0.3%
Banco de Chile	681,403	64,467
Banco de Credito e Inversiones SA	798	21,610
Banco Santander Chile	950,267	36,944
Cencosud SA	20,904	31,080
Cia Cervecerias Unidas SA	1,715	10,392
Cia Sud Americana de Vapores SA	203,741	16,588
Empresas CMPC SA	15,216	25,203
Empresas Copec SA	5,553	38,812
Enel Americas SA	330,835	43,839

	Number of Shares	Value
Chile (Continued)
Enel Chile SA	408,382	$18,573
Falabella SA	10,090	18,016

(Cost $477,727)		325,524

China — 27.5%
360 DigiTech, Inc., ADR	1,637	25,685
360 Security Technology, Inc., Class A	7,500	7,333
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,000	2,509
3SBio, Inc., 144A	19,170	20,248
AAC Technologies Holdings, Inc.* (a)	10,091	23,203
Advanced Micro-Fabrication Equipment Inc China, Class A*	525	7,331
AECC Aviation Power Co. Ltd., Class A	2,400	15,528
Agricultural Bank of China Ltd., Class A	78,700	32,166
Agricultural Bank of China Ltd., Class H	423,972	141,126
Aier Eye Hospital Group Co. Ltd., Class A	6,654	25,591
Air China Ltd., Class A*	4,400	6,532
Air China Ltd., Class H*	21,583	17,132
Airtac International Group	1,959	59,900
Alibaba Group Holding Ltd.*	210,701	2,155,309
Aluminum Corp. of China Ltd., Class A	18,200	11,545
Aluminum Corp. of China Ltd., Class H	51,485	21,554
Anhui Conch Cement Co. Ltd., Class A	3,300	13,389
Anhui Conch Cement Co. Ltd., Class H	18,536	67,039
Anhui Gujing Distillery Co. Ltd., Class A	360	12,175
Anhui Gujing Distillery Co. Ltd., Class B	1,800	26,317
Anhui Honglu Steel Construction Group Co. Ltd., Class A	1,100	5,244
Anhui Kouzi Distillery Co. Ltd., Class A	900	6,003
Anjoy Foods Group Co. Ltd., Class A	200	4,485
ANTA Sports Products Ltd.	17,174	199,863
Apeloa Pharmaceutical Co. Ltd., Class A	800	2,339
Asymchem Laboratories Tianjin Co. Ltd., Class A	364	6,930
Autohome, Inc., ADR	1,082	32,352
Avary Holding Shenzhen Co. Ltd., Class A	2,400	9,877
AVIC Electromechanical Systems Co. Ltd., Class A	5,000	7,862
AVIC Industry-Finance Holdings Co. Ltd., Class A	2,300	1,113
AviChina Industry & Technology Co. Ltd., Class H	39,363	18,444
Baidu, Inc., Class A*	31,308	407,235
Bank of Beijing Co. Ltd., Class A	16,300	9,924
Bank of Chengdu Co. Ltd., Class A	2,955	6,437
Bank of China Ltd., Class A	35,100	15,691
Bank of China Ltd., Class H	1,129,212	400,453
Bank of Communications Co. Ltd., Class A	32,100	21,502
Bank of Communications Co. Ltd., Class H	122,295	69,047
Bank of Hangzhou Co. Ltd., Class A	5,960	11,182
Bank of Jiangsu Co. Ltd., Class A	16,222	17,059
Bank of Nanjing Co. Ltd., Class A	8,400	12,362
Bank of Ningbo Co. Ltd., Class A	4,870	22,192
Bank of Shanghai Co. Ltd., Class A	12,540	10,624
Baoshan Iron & Steel Co. Ltd., Class A	17,500	14,007
BBMG Corp., Class A	4,000	1,516

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
China (Continued)
BeiGene Ltd.*	9,000	$132,852
Beijing Capital International Airport Co. Ltd., Class H*	29,839	19,215
Beijing Dabeinong Technology Group Co. Ltd., Class A*	2,100	2,778
Beijing Easpring Material Technology Co. Ltd., Class A	500	4,348
Beijing Kingsoft Office Software, Inc., Class A	328	11,906
Beijing New Building Materials PLC, Class A	1,770	6,591
Beijing Roborock Technology Co. Ltd., Class A	140	5,144
Beijing Shiji Information Technology Co. Ltd., Class A	392	826
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,728	5,437
Beijing Tongrentang Co. Ltd., Class A	900	6,278
Beijing United Information Technology Co. Ltd., Class A	435	6,367
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	435	10,051
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	200	2,937
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	41,910	29,322
Betta Pharmaceuticals Co. Ltd., Class A	600	4,307
BGI Genomics Co. Ltd., Class A	600	5,111
Bilibili, Inc., Class Z*	2,603	42,256
Bloomage Biotechnology Corp. Ltd., Class A	320	4,923
BOC International China Co. Ltd., Class A	2,100	3,356
BOE Technology Group Co. Ltd., Class A	32,200	16,359
BYD Co. Ltd., Class A	1,500	55,245
BYD Co. Ltd., Class H	11,743	287,902
BYD Electronic International Co. Ltd.	10,333	33,601
By-health Co. Ltd., Class A	2,100	5,931
Caitong Securities Co. Ltd., Class A	3,204	3,442
CECEP Solar Energy Co. Ltd., Class A	5,200	5,520
CGN Power Co. Ltd., Class H, 144A	136,852	33,114
Changchun High & New Technology Industry Group, Inc., Class A	360	8,639
Changjiang Securities Co. Ltd., Class A	1,400	1,117
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	400	7,493
Chaozhou Three-Circle Group Co. Ltd., Class A	2,000	8,566
Chengxin Lithium Group Co. Ltd., Class A	1,200	7,217
Chifeng Jilong Gold Mining Co. Ltd., Class A*	1,900	5,315
China Baoan Group Co. Ltd., Class A	1,700	3,160
China Cinda Asset Management Co. Ltd., Class H	123,328	16,105
China CITIC Bank Corp. Ltd., Class H	123,697	54,794
China Coal Energy Co. Ltd., Class H	28,001	25,667
China Communications Services Corp. Ltd., Class H	36,117	12,392

	Number of Shares	Value
China (Continued)
China Conch Venture Holdings Ltd.	23,847	$54,161
China Construction Bank Corp., Class A	10,400	8,250
China Construction Bank Corp., Class H	1,367,942	824,869
China CSSC Holdings Ltd., Class A	3,500	12,462
China Eastern Airlines Corp. Ltd., Class A*	14,800	11,237
China Energy Engineering Corp. Ltd., Class A	40,300	14,012
China Everbright Bank Co. Ltd., Class A	34,400	14,597
China Everbright Bank Co. Ltd., Class H	47,525	14,116
China Evergrande Group* (b)	25,065	0
China Feihe Ltd., 144A	49,499	40,114
China Galaxy Securities Co. Ltd., Class A	3,700	5,209
China Galaxy Securities Co. Ltd., Class H	54,319	26,843
China Greatwall Technology Group Co. Ltd., Class A	3,300	5,596
China Hongqiao Group Ltd.	31,961	29,584
China International Capital Corp. Ltd., Class A	1,000	5,448
China International Capital Corp. Ltd., Class H, 144A	22,837	42,511
China Jushi Co. Ltd., Class A	4,572	9,317
China Lesso Group Holdings Ltd.	16,213	19,698
China Life Insurance Co. Ltd., Class A	2,400	12,313
China Life Insurance Co. Ltd., Class H	107,336	162,977
China Literature Ltd., 144A*	5,574	19,874
China Longyuan Power Group Corp. Ltd., Class H	47,132	57,445
China Medical System Holdings Ltd.	19,176	27,791
China Meheco Co. Ltd., Class A	3,000	7,161
China Meidong Auto Holdings Ltd.	7,544	14,256
China Merchants Bank Co. Ltd., Class A	17,863	88,625
China Merchants Bank Co. Ltd., Class H	54,908	275,561
China Merchants Energy Shipping Co. Ltd., Class A	5,200	4,848
China Merchants Securities Co. Ltd., Class A	6,100	11,687
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	5,700	12,376
China Minsheng Banking Corp. Ltd., Class A	30,600	15,286
China Minsheng Banking Corp. Ltd., Class H (a)	96,891	33,368
China National Building Material Co. Ltd., Class H	58,374	51,267
China National Chemical Engineering Co. Ltd., Class A	5,200	6,214
China National Nuclear Power Co. Ltd., Class A	11,400	10,095
China National Software & Service Co. Ltd., Class A	700	6,427
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	3,000	11,142
China Oilfield Services Ltd., Class H	26,663	33,419
China Pacific Insurance Group Co. Ltd., Class A	5,900	20,380
China Pacific Insurance Group Co. Ltd., Class H	37,562	84,733

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
China (Continued)
China Petroleum & Chemical Corp., Class A	26,500	$17,036
China Petroleum & Chemical Corp., Class H	368,942	173,349
China Railway Group Ltd., Class A	18,600	15,521
China Railway Group Ltd., Class H	62,557	35,159
China Rare Earth Resources And Technology Co. Ltd., Class A*	1,300	6,046
China Resources Microelectronics Ltd., Class A	893	6,729
China Resources Mixc Lifestyle Services Ltd., 144A	9,843	46,563
China Resources Pharmaceutical Group Ltd., 144A	18,787	15,393
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	200	1,681
China Shenhua Energy Co. Ltd., Class A	5,465	23,694
China Shenhua Energy Co. Ltd., Class H	49,398	151,781
China Southern Airlines Co. Ltd., Class A*	8,400	8,881
China Southern Airlines Co. Ltd., Class H*	18,291	10,819
China State Construction Engineering Corp. Ltd., Class A	38,500	32,127
China Three Gorges Renewables Group Co. Ltd., Class A	27,800	22,882
China Tourism Group Duty Free Corp. Ltd., Class A	1,600	44,841
China Tourism Group Duty Free Corp. Ltd., Class H, 144A*	923	23,184
China Tower Corp. Ltd., Class H, 144A	634,334	68,217
China United Network Communications Ltd., Class A	26,500	16,585
China Vanke Co. Ltd., Class A	9,000	23,820
China Vanke Co. Ltd., Class H	23,954	49,252
China Yangtze Power Co. Ltd., Class A	20,500	61,735
China Zhenhua Group Science & Technology Co. Ltd., Class A	600	9,721
China Zheshang Bank Co. Ltd., Class A*	8,500	3,559
Chinasoft International Ltd.*	36,644	31,104
Chongqing Brewery Co. Ltd., Class A	500	7,805
Chongqing Changan Automobile Co. Ltd., Class A	7,462	14,243
Chongqing Fuling Zhacai Group Co. Ltd., Class A	1,200	4,303
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,252	16,073
CITIC Ltd.	85,140	87,092
CITIC Securities Co. Ltd., Class A	9,810	27,593
CITIC Securities Co. Ltd., Class H	28,939	57,649
CMOC Group Ltd., Class A	15,700	10,383
CMOC Group Ltd., Class H	53,789	24,860
CNGR Advanced Material Co. Ltd., Class A	600	6,448
Contemporary Amperex Technology Co. Ltd., Class A	2,018	110,258
COSCO SHIPPING Development Co. Ltd., Class A	14,000	5,205
COSCO SHIPPING Energy Transportation Co. Ltd., Class A*	3,500	7,639

	Number of Shares	Value
China (Continued)
COSCO SHIPPING Holdings Co. Ltd., Class A	11,930	$21,383
COSCO SHIPPING Holdings Co. Ltd., Class H	48,602	52,454
Country Garden Holdings Co. Ltd. (a)	143,812	55,419
Country Garden Services Holdings Co. Ltd.	28,362	69,426
CRRC Corp. Ltd., Class A	20,700	15,746
CRRC Corp. Ltd., Class H	52,497	21,507
CSC Financial Co. Ltd., Class A	2,925	10,199
CSPC Pharmaceutical Group Ltd.	129,505	165,633
Dali Foods Group Co. Ltd., 144A	25,907	12,239
Daqin Railway Co. Ltd., Class A	13,600	13,221
Daqo New Energy Corp., ADR*	837	47,634
DaShenLin Pharmaceutical Group Co. Ltd., Class A	960	5,751
DHC Software Co. Ltd., Class A	800	675
Do-Fluoride New Materials Co. Ltd., Class A	900	4,866
Dong-E-E-Jiao Co. Ltd., Class A	200	1,100
Dongfang Electric Corp. Ltd., Class A	2,280	7,817
Dongfeng Motor Group Co. Ltd., Class H	37,938	21,225
Dongxing Securities Co. Ltd., Class A	600	702
Dongyue Group Ltd.	21,734	23,902
East Money Information Co. Ltd., Class A	9,967	26,168
Ecovacs Robotics Co. Ltd., Class A	500	5,112
ENN Energy Holdings Ltd.	11,374	159,450
ENN Natural Gas Co. Ltd., Class A	2,300	6,071
Eve Energy Co. Ltd., Class A	1,967	23,155
Everbright Securities Co. Ltd., Class A	4,800	11,015
Fangda Carbon New Material Co. Ltd., Class A*	3,834	3,504
First Capital Securities Co. Ltd., Class A	900	766
Flat Glass Group Co. Ltd., Class A	700	3,496
Flat Glass Group Co. Ltd., Class H	6,761	17,441
Focus Media Information Technology Co. Ltd., Class A	11,720	9,963
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,193	31,883
Fosun International Ltd.	38,428	29,223
Founder Securities Co. Ltd., Class A	7,900	7,601
Foxconn Industrial Internet Co. Ltd., Class A	7,100	9,220
Fuyao Glass Industry Group Co. Ltd., Class A	2,100	11,066
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	8,070	35,231
Ganfeng Lithium Group Co. Ltd., Class A	1,680	19,312
Ganfeng Lithium Group Co. Ltd., Class H, 144A	5,014	43,522
GD Power Development Co. Ltd., Class A*	21,800	14,015
GDS Holdings Ltd., Class A*	12,716	22,043
Gemdale Corp., Class A	4,300	7,140
Genscript Biotech Corp.*	15,722	39,773
GF Securities Co. Ltd., Class A	6,300	14,314
GF Securities Co. Ltd., Class H	15,263	22,120
GigaDevice Semiconductor, Inc., Class A	641	9,169

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
China (Continued)
Ginlong Technologies Co. Ltd., Class A*	450	$12,627
GoerTek, Inc., Class A	2,100	5,406
Gotion High-tech Co. Ltd., Class A	1,200	5,450
Great Wall Motor Co. Ltd., Class A	1,900	8,623
Great Wall Motor Co. Ltd., Class H	41,478	59,899
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,400	6,392
Greentown China Holdings Ltd.	14,011	23,785
Greentown Service Group Co. Ltd.	21,052	14,392
Guangdong Haid Group Co. Ltd., Class A	1,885	15,133
Guangdong Kinlong Hardware Products Co. Ltd., Class A	400	5,900
Guanghui Energy Co. Ltd., Class A	8,300	12,603
Guangzhou Automobile Group Co. Ltd., Class A	4,800	8,392
Guangzhou Automobile Group Co. Ltd., Class H	41,151	29,292
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	600	2,496
Guangzhou Haige Communications Group, Inc. Co., Class A	600	737
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	500	4,839
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	600	5,222
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,940	12,378
Guolian Securities Co. Ltd., Class A	1,900	2,966
Guosen Securities Co. Ltd., Class A	6,400	8,292
Guotai Junan Securities Co. Ltd., Class A	6,100	12,111
Guoyuan Securities Co. Ltd., Class A	6,630	6,539
H World Group Ltd., ADR	2,800	107,184
Haichang Ocean Park Holdings Ltd., 144A*	45,024	18,618
Haidilao International Holding Ltd., 144A*	16,819	41,170
Haier Smart Home Co. Ltd., Class A	6,200	21,583
Haier Smart Home Co. Ltd., Class H	31,481	103,177
Haitian International Holdings Ltd.	10,436	26,855
Haitong Securities Co. Ltd., Class A	7,800	9,896
Haitong Securities Co. Ltd., Class H	39,622	24,349
Hangzhou First Applied Material Co. Ltd., Class A	1,540	13,133
Hangzhou Lion Electronics Co. Ltd., Class A	600	3,948
Hangzhou Oxygen Plant Group Co. Ltd., Class A	1,100	6,435
Hangzhou Robam Appliances Co. Ltd., Class A	200	737
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,300	6,752
Hangzhou Tigermed Consulting Co. Ltd., Class A	600	7,544
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	1,639	15,465
Hansoh Pharmaceutical Group Co. Ltd., 144A	17,999	34,012
Henan Shenhuo Coal & Power Co. Ltd., Class A	3,100	7,382

	Number of Shares	Value
China (Continued)
Henan Shuanghui Investment & Development Co. Ltd., Class A	2,308	$8,274
Hengan International Group Co. Ltd.	9,202	42,352
Hengli Petrochemical Co. Ltd., Class A	6,210	14,806
Hengtong Optic-electric Co. Ltd., Class A	1,900	4,422
Hengyi Petrochemical Co. Ltd., Class A	7,241	7,368
Hesteel Co. Ltd., Class A	2,700	935
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	7,135
Hongfa Technology Co. Ltd., Class A	700	3,448
Hoshine Silicon Industry Co. Ltd., Class A	500	6,344
Hua Hong Semiconductor Ltd., 144A*	8,894	30,630
Huadian Power International Corp. Ltd., Class A	7,800	6,531
Huadong Medicine Co. Ltd., Class A	1,900	11,115
Huafon Chemical Co. Ltd., Class A	2,500	2,572
Huaibei Mining Holdings Co. Ltd., Class A	2,600	5,302
Hualan Biological Engineering, Inc., Class A	2,573	7,471
Huaneng Power International, Inc., Class A*	7,900	8,689
Huaneng Power International, Inc., Class H* (a)	56,884	26,217
Huatai Securities Co. Ltd., Class A	5,800	10,758
Huatai Securities Co. Ltd., Class H, 144A	22,891	26,405
Huaxia Bank Co. Ltd., Class A	14,100	10,485
Huaxin Cement Co. Ltd., Class A	1,500	3,304
Huayu Automotive Systems Co. Ltd., Class A	2,800	7,335
Hubei Xingfa Chemicals Group Co. Ltd., Class A	1,000	4,345
Huizhou Desay Sv Automotive Co. Ltd., Class A	400	6,244
Humanwell Healthcare Group Co. Ltd., Class A	1,500	4,779
Hunan Valin Steel Co. Ltd., Class A	4,600	3,133
Hundsun Technologies, Inc., Class A	1,689	9,578
Hygeia Healthcare Holdings Co. Ltd., 144A* (a)	4,662	29,156
Iflytek Co. Ltd., Class A	2,050	9,382
Imeik Technology Development Co. Ltd., Class A	200	13,613
Industrial & Commercial Bank of China Ltd., Class A	48,600	29,657
Industrial & Commercial Bank of China Ltd., Class H	803,735	402,333
Industrial Bank Co. Ltd., Class A	18,500	46,470
Industrial Securities Co. Ltd., Class A*	6,700	5,781
Ingenic Semiconductor Co. Ltd., Class A	600	6,721
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	49,800	14,064
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	2,900	5,535
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	9,600	5,722
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	5,300	21,700

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
China (Continued)
Inner Mongolia Yitai Coal Co. Ltd., Class B	15,100	$22,257
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	4,700	5,416
Innovent Biologics, Inc., 144A*	14,301	56,117
Inspur Electronic Information Industry Co. Ltd., Class A	1,585	4,994
iQIYI, Inc., ADR*	5,461	16,219
JA Solar Technology Co. Ltd., Class A	1,960	16,189
Jafron Biomedical Co. Ltd., Class A	950	4,270
Jason Furniture Hangzhou Co. Ltd., Class A	1,170	5,977
JCET Group Co. Ltd., Class A	1,800	6,386
JD Health International, Inc., 144A* (a)	15,697	136,855
JD.com, Inc., Class A	30,615	857,586
Jiangsu Eastern Shenghong Co. Ltd., Class A	2,400	4,523
Jiangsu Expressway Co. Ltd., Class H	21,084	19,003
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,332	12,433
Jiangsu Hengrui Medicine Co. Ltd., Class A	5,878	33,225
Jiangsu King’s Luck Brewery JSC Ltd., Class A	1,540	9,175
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,200	24,077
Jiangsu Yoke Technology Co. Ltd., Class A	500	3,803
Jiangsu Zhongtian Technology Co. Ltd., Class A	3,000	7,106
Jiangxi Copper Co. Ltd., Class A	500	1,233
Jiangxi Copper Co. Ltd., Class H	17,014	24,614
Jiangxi Special Electric Motor Co. Ltd., Class A*	1,700	4,905
JiuGui Liquor Co. Ltd., Class A	300	5,048
Jiumaojiu International Holdings Ltd., 144A (a)	10,587	26,566
Jizhong Energy Resources Co. Ltd., Class A	5,500	5,425
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	2,500	4,321
Joinn Laboratories China Co. Ltd., Class A	280	2,310
Jointown Pharmaceutical Group Co. Ltd., Class A	500	957
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	980	5,139
Juewei Food Co. Ltd., Class A	300	2,435
Kangmei Pharmaceutical Co. Ltd., Class A*	606	231
Kanzhun Ltd., ADR*	2,618	49,271
KE Holdings, Inc., ADR*	9,412	159,251
Keda Industrial Group Co. Ltd., Class A	2,200	4,992
Kingdee International Software Group Co. Ltd.*	39,120	64,508
Kingfa Sci & Tech Co. Ltd., Class A	1,700	2,427
Kingsoft Corp. Ltd.	13,299	41,714
Koolearn Technology Holding Ltd., 144A*	5,573	29,253
Kuaishou Technology, 144A*	25,004	181,025
Kuang-Chi Technologies Co. Ltd., Class A*	1,600	3,983
Kweichow Moutai Co. Ltd., Class A	1,100	249,615

	Number of Shares	Value
China (Continued)
LB Group Co. Ltd., Class A	2,300	$5,836
Lenovo Group Ltd.	99,406	83,740
Lens Technology Co. Ltd., Class A	3,700	5,582
Lepu Medical Technology Beijing Co. Ltd., Class A	1,020	3,279
Li Auto, Inc., Class A*	15,000	149,886
Li Ning Co. Ltd.	33,251	260,740
Lingyi iTech Guangdong Co., Class A*	6,890	4,811
Longfor Group Holdings Ltd., 144A	26,157	78,863
LONGi Green Energy Technology Co. Ltd., Class A	6,554	42,581
Lufax Holding Ltd., ADR	11,958	22,242
Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	500	4,634
Luxshare Precision Industry Co. Ltd., Class A	6,570	28,820
Luzhou Laojiao Co. Ltd., Class A	1,200	31,677
Mango Excellent Media Co. Ltd., Class A	1,803	6,443
Maxscend Microelectronics Co. Ltd., Class A	448	7,318
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	3,708	2,805
Meituan, Class B, 144A*	62,634	1,311,866
Metallurgical Corp. of China Ltd., Class A	21,700	10,255
Microport Scientific Corp.*	9,089	21,271
Ming Yang Smart Energy Group Ltd., Class A	1,200	4,559
Minth Group Ltd.	10,071	27,012
Montage Technology Co. Ltd., Class A	489	4,670
Muyuan Foods Co. Ltd., Class A	5,064	34,546
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	2,600	6,476
Nanjing Securities Co. Ltd., Class A	4,000	4,842
NARI Technology Co. Ltd., Class A	5,304	20,000
National Silicon Industry Group Co. Ltd., Class A*	1,239	3,387
NAURA Technology Group Co. Ltd., Class A	537	16,986
NavInfo Co. Ltd., Class A	2,200	3,678
NetEase, Inc.	27,989	391,655
New China Life Insurance Co. Ltd., Class A	2,100	8,547
New China Life Insurance Co. Ltd., Class H	11,730	27,362
New Hope Liuhe Co. Ltd., Class A*	4,300	8,311
New Oriental Education & Technology Group, Inc.*	22,097	63,369
Ninestar Corp., Class A	1,200	9,201
Ningbo Deye Technology Co. Ltd., Class A	200	10,303
Ningbo Joyson Electronic Corp., Class A*	1,500	3,180
Ningbo Orient Wires & Cables Co. Ltd., Class A	600	6,042
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	398	4,362
Ningbo Shanshan Co. Ltd., Class A	2,000	5,467
Ningbo Tuopu Group Co. Ltd., Class A	900	8,620
Ningxia Baofeng Energy Group Co. Ltd., Class A	6,000	11,257
NIO, Inc., ADR* (a)	19,356	247,370

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
China (Continued)
Nongfu Spring Co. Ltd., Class H, 144A (a)	25,413	$146,733
North Industries Group Red Arrow Co. Ltd., Class A	1,400	4,252
Offshore Oil Engineering Co. Ltd., Class A	4,600	3,734
OFILM Group Co. Ltd., Class A*	4,100	2,967
Oppein Home Group, Inc., Class A	460	7,116
Orient Securities Co. Ltd., Class A	9,088	11,517
Ovctek China, Inc., Class A	900	4,023
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	6,600	5,067
People’s Insurance Co. Group of China Ltd., Class A	6,700	5,153
People’s Insurance Co. Group of China Ltd., Class H	116,022	38,917
Perfect World Co. Ltd., Class A	2,250	4,339
PetroChina Co. Ltd., Class A	13,632	10,137
PetroChina Co. Ltd., Class H	298,399	135,237
Pharmaron Beijing Co. Ltd., Class A	1,050	9,555
Pharmaron Beijing Co. Ltd., Class H, 144A	2,635	14,978
PICC Property & Casualty Co. Ltd., Class H	101,060	101,695
Pinduoduo, Inc., ADR*	7,188	589,703
Ping An Bank Co. Ltd., Class A	17,700	32,730
Ping An Healthcare and Technology Co. Ltd., 144A* (a)	6,760	16,842
Ping An Insurance Group Co. of China Ltd., Class A	9,400	59,964
Ping An Insurance Group Co. of China Ltd., Class H	89,633	547,946
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	2,900	5,070
Poly Developments and Holdings Group Co. Ltd., Class A	9,900	23,393
Pop Mart International Group Ltd., 144A (a)	7,768	17,245
Postal Savings Bank of China Co. Ltd., Class A	23,800	15,064
Postal Savings Bank of China Co. Ltd., Class H, 144A	115,334	69,103
Power Construction Corp. of China Ltd., Class A	12,201	13,229
Qinghai Salt Lake Industry Co. Ltd., Class A*	4,600	16,510
Raytron Technology Co. Ltd., Class A	344	1,977
Rongsheng Petrochemical Co. Ltd., Class A	8,875	15,605
SAIC Motor Corp. Ltd., Class A	7,300	15,726
Sailun Group Co. Ltd., Class A	2,700	3,655
Sangfor Technologies, Inc., Class A	375	5,973
Sany Heavy Equipment International Holdings Co. Ltd.	15,595	16,591
Sany Heavy Industry Co. Ltd., Class A	6,000	13,547
Satellite Chemical Co. Ltd., Class A	3,917	8,088
SDIC Power Holdings Co. Ltd., Class A	5,900	9,210
Seazen Holdings Co. Ltd., Class A*	2,200	7,112
SF Holding Co. Ltd., Class A	4,269	32,109
SG Micro Corp., Class A	450	11,304
Shaanxi Coal Industry Co. Ltd., Class A	7,100	20,323

	Number of Shares	Value
China (Continued)
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	2,500	$5,992
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	338	1,086
Shandong Gold Mining Co. Ltd., Class A	4,136	12,003
Shandong Gold Mining Co. Ltd., Class H, 144A	12,383	24,161
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,560	7,374
Shandong Linglong Tyre Co. Ltd., Class A	1,400	3,991
Shandong Nanshan Aluminum Co. Ltd., Class A	6,800	3,378
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	36,427	52,885
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	980	5,048
Shanghai Baosight Software Co. Ltd., Class A	1,690	9,445
Shanghai Baosight Software Co. Ltd., Class B	7,150	21,464
Shanghai Electric Group Co. Ltd., Class A*	4,700	2,828
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,700	8,951
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	7,007	23,144
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	569	6,151
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	3,882	18,115
Shanghai International Airport Co. Ltd., Class A*	900	7,086
Shanghai International Port Group Co. Ltd., Class A	11,400	8,817
Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,100	8,664
Shanghai Junshi Biosciences Co. Ltd., Class A*	514	4,822
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	14,259	11,464
Shanghai M&G Stationery, Inc., Class A	1,475	10,002
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	2,800	7,689
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	13,250	21,951
Shanghai Pudong Development Bank Co. Ltd., Class A	28,800	29,509
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,600	12,602
Shanghai RAAS Blood Products Co. Ltd., Class A	5,600	4,403
Shanghai Rural Commercial Bank Co. Ltd., Class A	9,000	7,548
Shanxi Coking Coal Energy Group Co. Ltd., Class A	3,640	6,798
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	3,000	8,119
Shanxi Meijin Energy Co. Ltd., Class A	4,700	6,557

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
China (Continued)
Shanxi Securities Co. Ltd., Class A	4,050	$3,207
Shanxi Taigang Stainless Steel Co. Ltd., Class A	5,900	3,776
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	980	35,611
Shenghe Resources Holding Co. Ltd., Class A	1,600	3,308
Shengyi Technology Co. Ltd., Class A	2,455	5,257
Shennan Circuits Co. Ltd., Class A	658	7,053
Shenwan Hongyuan Group Co. Ltd., Class A	21,000	12,308
Shenzhen Capchem Technology Co. Ltd., Class A	540	3,046
Shenzhen Dynanonic Co. Ltd., Class A	200	6,420
Shenzhen Energy Group Co. Ltd., Class A	6,260	5,464
Shenzhen Inovance Technology Co. Ltd., Class A	2,664	26,563
Shenzhen Kangtai Biological Products Co. Ltd., Class A	752	3,671
Shenzhen Kedali Industry Co. Ltd., Class A	300	4,101
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,136	52,331
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	1,100	7,674
Shenzhen Overseas Chinese Town Co. Ltd., Class A	12,200	10,128
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	200	985
Shenzhen SC New Energy Technology Corp., Class A	300	5,471
Shenzhen Senior Technology Material Co. Ltd., Class A	2,200	7,140
Shenzhen Transsion Holdings Co. Ltd., Class A	994	10,966
Shenzhou International Group Holdings Ltd.	11,307	100,824
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	1,700	10,832
Sichuan Chuantou Energy Co. Ltd., Class A	2,200	3,725
Sichuan Hebang Biotechnology Co. Ltd., Class A	11,600	5,218
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	400	1,339
Sichuan New Energy Power Co. Ltd.*	1,800	5,318
Sichuan Road & Bridge Group Co. Ltd., Class A	4,900	8,157
Sichuan Swellfun Co. Ltd., Class A	500	4,449
Sichuan Yahua Industrial Group Co. Ltd., Class A	1,500	5,820
Sieyuan Electric Co. Ltd., Class A	1,000	5,367
Silergy Corp.	4,713	68,624
Sinolink Securities Co. Ltd., Class A	800	1,026
Sinoma Science & Technology Co. Ltd., Class A	1,000	3,304
Sinomine Resource Group Co. Ltd., Class A	500	5,520

	Number of Shares	Value
China (Continued)
Sinopec Shanghai Petrochemical Co. Ltd., Class A	1,200	$560
Sinopharm Group Co. Ltd., Class H	17,235	40,688
Skshu Paint Co. Ltd., Class A*	420	7,179
Smoore International Holdings Ltd., 144A (a)	24,869	38,015
Songcheng Performance Development Co. Ltd., Class A	2,520	5,075
SooChow Securities Co. Ltd., Class A	1,352	1,326
StarPower Semiconductor Ltd., Class A	200	9,593
Sunac China Holdings Ltd.* (b)	40,216	0
Sungrow Power Supply Co. Ltd., Class A	1,140	18,605
Sunny Optical Technology Group Co. Ltd.	9,904	115,258
Sunwoda Electronic Co. Ltd., Class A	1,800	6,182
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	2,500	9,189
Suzhou Maxwell Technologies Co. Ltd., Class A	160	9,764
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	800	6,914
TAL Education Group, ADR*	6,864	40,978
TBEA Co. Ltd., Class A	3,300	10,069
TCL Technology Group Corp., Class A	12,800	7,302
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	3,236	19,091
Tencent Holdings Ltd.	88,961	3,270,998
Tencent Music Entertainment Group, ADR*	9,803	68,719
Thunder Software Technology Co. Ltd., Class A	400	6,500
Tianma Microelectronics Co. Ltd., Class A	1,000	1,300
Tianqi Lithium Corp., Class A*	1,200	15,349
Tianshan Aluminum Group Co. Ltd., Class A	6,100	6,190
Tibet Summit Resources Co. Ltd., Class A*	1,400	4,576
Tingyi Cayman Islands Holding Corp.	29,730	48,567
Titan Wind Energy Suzhou Co. Ltd., Class A	2,500	5,024
Tongcheng Travel Holdings Ltd.*	17,200	36,730
Tongkun Group Co. Ltd., Class A	2,000	4,022
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,600	1,081
Tongwei Co. Ltd., Class A	4,400	27,050
Topchoice Medical Corp., Class A*	255	4,578
Topsports International Holdings Ltd., 144A	28,957	18,425
TravelSky Technology Ltd., Class H	12,968	26,066
Trina Solar Co. Ltd., Class A	2,056	18,820
Trip.com Group Ltd., ADR*	7,695	245,855
Tsingtao Brewery Co. Ltd., Class A	500	7,188
Tsingtao Brewery Co. Ltd., Class H	8,448	78,846
Unigroup Guoxin Microelectronics Co. Ltd., Class A	929	17,336
Uni-President China Holdings Ltd.	22,189	19,431
Unisplendour Corp. Ltd., Class A	2,954	7,915
Vipshop Holdings Ltd., ADR*	5,876	65,517
Walvax Biotechnology Co. Ltd., Class A	1,300	7,798

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
China (Continued)
Wanhua Chemical Group Co. Ltd., Class A	2,899	$36,821
Want Want China Holdings Ltd.	64,011	43,434
Weibo Corp., ADR*	878	13,995
Weichai Power Co. Ltd., Class A	5,900	8,984
Weichai Power Co. Ltd., Class H	27,216	35,958
Weihai Guangwei Composites Co. Ltd., Class A	500	5,044
Wens Foodstuffs Group Co. Ltd., Class A	7,120	18,147
Western Securities Co. Ltd., Class A	900	819
Western Superconducting Technologies Co. Ltd., Class A	564	7,833
Westone Information Industry, Inc., Class A	1,400	7,000
Will Semiconductor Co. Ltd., Class A	791	9,125
Wingtech Technology Co. Ltd., Class A	1,035	8,090
Wuchan Zhongda Group Co. Ltd., Class A	4,500	2,906
Wuhan Guide Infrared Co. Ltd., Class A	3,665	6,101
Wuliangye Yibin Co. Ltd., Class A	3,200	71,235
WUS Printed Circuit Kunshan Co. Ltd., Class A	2,200	3,959
WuXi AppTec Co. Ltd., Class A	1,957	21,663
WuXi AppTec Co. Ltd., Class H, 144A	4,948	48,650
Wuxi Biologics Cayman, Inc., 144A*	51,215	328,825
Wuxi Shangji Automation Co. Ltd., Class A	280	4,625
XCMG Construction Machinery Co. Ltd., Class A	8,400	6,282
Xiamen C & D, Inc., Class A	3,500	7,734
Xiamen Faratronic Co. Ltd., Class A	300	6,727
Xiamen Tungsten Co. Ltd., Class A	1,800	5,495
Xiaomi Corp., Class B, 144A*	215,253	284,397
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	5,333	8,711
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	9,121	9,797
Xinyi Solar Holdings Ltd.	69,181	79,801
XPeng, Inc., Class A*	11,000	47,389
Xtep International Holdings Ltd.	18,063	20,304
Yadea Group Holdings Ltd., 144A	18,214	34,232
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	700	5,625
Yankuang Energy Group Co. Ltd., Class A	2,200	12,670
Yankuang Energy Group Co. Ltd., Class H	22,705	75,141
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	1,100	4,878
Yealink Network Technology Corp. Ltd., Class A	900	8,128
Yifeng Pharmacy Chain Co. Ltd., Class A	730	6,744
Yihai International Holding Ltd.*	6,978	21,619
Yihai Kerry Arawana Holdings Co. Ltd., Class A	900	5,269
Yintai Gold Co. Ltd., Class A	2,400	4,871
YongXing Special Materials Technology Co. Ltd., Class A	400	5,976
Yonyou Network Technology Co. Ltd., Class A	2,697	8,769
Youngy Co. Ltd., Class A*	300	5,237
YTO Express Group Co. Ltd., Class A	2,500	6,890

	Number of Shares	Value
China (Continued)
Yum China Holdings, Inc.	5,900	$325,208
Yunda Holding Co. Ltd., Class A	3,160	5,516
Yunnan Aluminium Co. Ltd., Class A	3,800	5,738
Yunnan Baiyao Group Co. Ltd., Class A	1,400	11,241
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	200	3,597
Yunnan Energy New Material Co. Ltd., Class A	760	13,419
Yunnan Yuntianhua Co. Ltd., Class A*	1,500	4,502
Zai Lab Ltd., ADR* (a)	1,255	48,393
Zangge Mining Co. Ltd., Class A	1,300	5,679
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	500	18,091
Zhaojin Mining Industry Co. Ltd., Class H*	14,135	15,653
Zhejiang Century Huatong Group Co. Ltd., Class A*	8,280	4,630
Zhejiang Chint Electrics Co. Ltd., Class A	2,300	9,387
Zhejiang Dahua Technology Co. Ltd., Class A	4,500	7,587
Zhejiang Expressway Co. Ltd., Class H	22,154	16,450
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	2,000	5,762
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,627	14,433
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,100	10,069
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	1,000	5,620
Zhejiang Juhua Co. Ltd., Class A	2,100	5,022
Zhejiang NHU Co. Ltd., Class A	3,952	11,049
Zhejiang Supcon Technology Co. Ltd., Class A	486	6,272
Zhejiang Supor Co. Ltd., Class A	945	6,146
Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,500	4,343
Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,900	5,854
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	700	5,031
Zhejiang Yongtai Technology Co. Ltd., Class A	1,000	3,666
Zheshang Securities Co. Ltd., Class A	2,100	3,186
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	10,518	27,066
Zhongji Innolight Co. Ltd., Class A	700	2,844
Zhongsheng Group Holdings Ltd.	8,110	41,324
Zhongtai Securities Co. Ltd., Class A	4,000	3,911
Zhuzhou CRRC Times Electric Co. Ltd.	7,304	33,570
Zhuzhou CRRC Times Electric Co. Ltd., Class A	771	6,089
Zhuzhou Kibing Group Co. Ltd., Class A	1,800	2,524
Zijin Mining Group Co. Ltd., Class A	16,400	22,878
Zijin Mining Group Co. Ltd., Class H	80,597	104,629
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	6,976	5,782
ZTE Corp., Class A	2,900	10,083
ZTE Corp., Class H	11,615	25,190
ZTO Express Cayman, Inc., ADR (a)	5,865	147,036

(Cost $26,905,410)		25,748,148

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Colombia — 0.1%
Bancolombia SA	3,881	$32,154
Ecopetrol SA	48,529	23,018
Interconexion Electrica SA ESP	6,327	25,555

(Cost $84,726)		80,727

Cyprus — 0.0%
Polymetal International PLC* (b)	4,894	0
TCS Group Holding PLC, GDR* (b)	1,702	0

(Cost $173,897)		0

Czech Republic — 0.1%
CEZ AS	2,371	81,477
Komercni Banka AS	1,165	34,357
Moneta Money Bank AS, 144A	5,503	16,935

(Cost $106,441)		132,769

Egypt — 0.1%
Commercial International Bank Egypt SAE	35,140	57,326
Eastern Co. SAE	17,485	9,195
Egyptian Financial Group-Hermes Holding Co.*	13,302	8,182
Fawry for Banking & Payment Technology Services SAE*	6,535	1,291

(Cost $92,812)		75,994

Greece — 0.3%
Alpha Services and Holdings SA*	31,487	33,142
Eurobank Ergasias Services and Holdings SA*	40,524	45,965
Hellenic Telecommunications Organization SA	2,874	44,113
JUMBO SA	1,539	24,327
Mytilineos SA	1,192	22,253
National Bank of Greece SA*	7,351	29,603
OPAP SA	2,901	39,938
Public Power Corp. SA*	2,685	18,412
Terna Energy SA	840	17,045

(Cost $257,138)		274,798

Hong Kong — 2.0%
Alibaba Health Information Technology Ltd.*	67,634	55,330
Beijing Enterprises Holdings Ltd.	8,264	26,133
Beijing Enterprises Water Group Ltd.	74,063	19,628
Bosideng International Holdings Ltd.	42,963	21,121
C&D International Investment Group Ltd.	8,932	20,949
China Everbright Environment Group Ltd.	48,785	22,297
China Gas Holdings Ltd.	43,869	55,658
China Jinmao Holdings Group Ltd.	89,584	20,988
China Mengniu Dairy Co. Ltd.*	43,979	195,939
China Merchants Port Holdings Co. Ltd.	19,509	28,323
China Overseas Land & Investment Ltd.	54,886	148,266
China Overseas Property Holdings Ltd.	19,758	21,830
China Power International Development Ltd.	75,394	28,957
China Resources Beer Holdings Co. Ltd.	22,835	156,551
China Resources Cement Holdings Ltd.	35,981	19,393
China Resources Gas Group Ltd.	12,820	45,135

	Number of Shares	Value
Hong Kong (Continued)
China Resources Land Ltd.	45,532	$209,853
China Resources Power Holdings Co. Ltd.	27,597	50,806
China Ruyi Holdings Ltd.* (a)	65,936	14,435
China State Construction International Holdings Ltd.	26,812	32,095
China Taiping Insurance Holdings Co. Ltd.	22,489	22,803
China Traditional Chinese Medicine Holdings Co. Ltd.	43,599	21,713
Chow Tai Fook Jewellery Group Ltd.	27,704	48,450
COSCO SHIPPING Ports Ltd.	28,442	21,447
Far East Horizon Ltd.	22,104	16,781
GCL Technology Holdings Ltd.*	288,502	90,123
Geely Automobile Holdings Ltd.	86,217	125,612
Guangdong Investment Ltd.	42,955	39,375
Hopson Development Holdings Ltd.	1,117	1,270
HUTCHMED China Ltd.*	5,000	13,731
Kingboard Holdings Ltd.	9,511	31,172
Kingboard Laminates Holdings Ltd.	14,898	15,602
Kunlun Energy Co. Ltd.	52,449	40,289
Nine Dragons Paper Holdings Ltd.	26,964	21,368
Orient Overseas International Ltd.	1,831	34,271
Shenzhen International Holdings Ltd.	16,806	15,449
Shimao Group Holdings Ltd.* (a)(b)	18,475	0
Sino Biopharmaceutical Ltd.	141,132	82,754
Vinda International Holdings Ltd.	5,927	15,404
Yuexiu Property Co. Ltd.	22,084	27,821

(Cost $1,806,747)		1,879,122

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	5,815	41,701
OTP Bank Nyrt	3,055	83,516
Richter Gedeon Nyrt	2,024	43,492

(Cost $155,686)		168,709

India — 14.7%
ABB India Ltd.	660	24,319
ACC Ltd.	1,163	36,606
Adani Enterprises Ltd.	3,990	191,959
Adani Green Energy Ltd.*	4,654	120,956
Adani Ports & Special Economic Zone Ltd.	7,778	84,145
Adani Power Ltd.*	10,666	43,581
Adani Total Gas Ltd.	3,902	174,062
Adani Transmission Ltd.*	3,956	141,289
Ambuja Cements Ltd.	8,211	57,547
Apollo Hospitals Enterprise Ltd.	1,471	85,374
Asian Paints Ltd.	5,428	211,634
AU Small Finance Bank Ltd., 144A	1,978	15,528
Aurobindo Pharma Ltd.	3,858	22,140
Avenue Supermarts Ltd., 144A*	2,232	110,331
Axis Bank Ltd.	32,290	357,351
Bajaj Auto Ltd.	1,057	48,682
Bajaj Finance Ltd.	3,839	316,833
Bajaj Finserv Ltd.	5,393	107,713
Bajaj Holdings & Investment Ltd.	383	29,606
Balkrishna Industries Ltd.	1,177	29,514
Bandhan Bank Ltd., 144A*	9,111	26,672
Berger Paints India Ltd.	3,075	23,502

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
India (Continued)
Bharat Electronics Ltd.	50,203	$64,791
Bharat Forge Ltd.	3,423	36,129
Bharat Petroleum Corp. Ltd.	12,136	50,840
Bharti Airtel Ltd.	31,645	329,813
Biocon Ltd.	5,732	19,909
Britannia Industries Ltd.	1,510	80,886
Cholamandalam Investment and Finance Co. Ltd.	5,553	48,744
Cipla Ltd.	6,613	92,545
Coal India Ltd.	23,407	65,318
Colgate-Palmolive India Ltd.	1,838	36,837
Container Corp. Of India Ltd.	3,807	36,087
Dabur India Ltd.	8,591	62,067
Divi’s Laboratories Ltd.	1,943	81,233
DLF Ltd.	8,757	43,298
Dr. Reddy’s Laboratories Ltd.	1,588	87,499
Eicher Motors Ltd.	2,000	85,576
GAIL India Ltd.	32,547	37,868
Godrej Consumer Products Ltd.*	5,891	63,763
Godrej Properties Ltd.*	1,931	30,947
Grasim Industries Ltd.	3,628	78,397
Havells India Ltd.	3,454	53,167
HCL Technologies Ltd.	15,384	211,729
HDFC Life Insurance Co. Ltd., 144A	14,081	102,120
Hero MotoCorp Ltd.	1,632	57,153
Hindalco Industries Ltd.	18,832	104,224
Hindustan Petroleum Corp. Ltd.	8,217	24,125
Hindustan Unilever Ltd.	11,642	383,751
Housing Development Finance Corp. Ltd.	24,466	808,926
ICICI Bank Ltd.	73,391	858,761
ICICI Lombard General Insurance Co. Ltd., 144A	3,570	53,094
ICICI Prudential Life Insurance Co. Ltd., 144A	4,903	28,670
Indian Hotels Co. Ltd.	11,283	44,565
Indian Oil Corp. Ltd.	43,023	40,494
Indian Railway Catering & Tourism Corp. Ltd.	3,782	34,190
Indraprastha Gas Ltd.	4,455	24,213
Indus Towers Ltd.	9,244	22,748
Info Edge India Ltd.	1,076	52,767
Infosys Ltd.	47,866	960,979
InterGlobe Aviation Ltd., 144A*	1,488	35,401
ITC Ltd.	41,958	175,177
Jindal Steel & Power Ltd.	5,260	34,604
JSW Steel Ltd.	10,622	96,964
Jubilant Foodworks Ltd.	6,057	40,673
Kotak Mahindra Bank Ltd.	7,901	188,904
Larsen & Toubro Infotech Ltd., 144A	511	30,361
Larsen & Toubro Ltd.	10,205	260,005
Lupin Ltd.	3,185	29,962
Mahindra & Mahindra Ltd.	12,261	196,570
Marico Ltd.	7,086	44,146
Maruti Suzuki India Ltd.	1,705	187,888
Mindtree Ltd. (b)	990	43,593
Mphasis Ltd.	1,288	31,905
MRF Ltd.	27	31,019

	Number of Shares	Value
India (Continued)
Muthoot Finance Ltd.	1,907	$25,308
Nestle India Ltd.	467	115,745
NTPC Ltd.	56,272	118,989
Oil & Natural Gas Corp. Ltd.	37,864	65,605
Page Industries Ltd.	91	52,985
Petronet LNG Ltd.	11,375	29,703
PI Industries Ltd.	1,076	46,152
Pidilite Industries Ltd.	2,207	74,492
Power Grid Corp. of India Ltd.	46,395	127,615
Reliance Industries Ltd.	43,367	1,454,518
Samvardhana Motherson International Ltd.	32,557	29,884
SBI Cards & Payment Services Ltd.	3,097	31,346
SBI Life Insurance Co. Ltd., 144A	6,339	99,861
Shree Cement Ltd.	152	44,571
Shriram Transport Finance Co. Ltd.	3,557	58,966
Siemens Ltd.	1,029	35,063
SRF Ltd.	2,084	60,540
State Bank of India	25,564	189,118
Sun Pharmaceutical Industries Ltd.	13,907	178,636
Tata Consultancy Services Ltd.	13,008	541,620
Tata Consumer Products Ltd.	8,175	82,120
Tata Elxsi Ltd.	479	41,234
Tata Motors Ltd.*	24,082	129,938
Tata Power Co. Ltd.	21,323	58,861
Tata Steel Ltd.	102,481	135,469
Tech Mahindra Ltd.	8,530	112,810
Titan Co. Ltd.	5,152	167,840
Torrent Pharmaceuticals Ltd.	1,557	31,736
Trent Ltd.	2,775	50,148
Tube Investments of India Ltd.	1,494	50,842
TVS Motor Co. Ltd.	2,949	37,956
UltraTech Cement Ltd.	1,452	126,182
United Spirits Ltd.*	4,324	49,502
UPL Ltd.	7,332	71,100
Varun Beverages Ltd.	3,135	48,111
Vedanta Ltd.	9,892	36,969
Wipro Ltd.	19,652	98,192
Yes Bank Ltd.*	173,997	36,643
Zomato Ltd.*	41,189	33,002

(Cost $9,796,451)		13,764,111

Indonesia — 1.9%
Aneka Tambang Tbk	119,465	15,074
PT Adaro Energy Indonesia Tbk	214,200	52,694
PT Astra International Tbk	280,736	107,965
PT Bank Central Asia Tbk	785,393	464,301
PT Bank Jago Tbk*	58,483	17,064
PT Bank Mandiri Persero Tbk	261,316	174,831
PT Bank Negara Indonesia Persero Tbk	110,842	69,754
PT Bank Rakyat Indonesia Persero Tbk	957,201	303,014
PT Barito Pacific Tbk	444,362	22,315
PT Charoen Pokphand Indonesia Tbk	108,356	39,261
PT Gudang Garam Tbk	7,858	9,965
PT Indah Kiat Pulp & Paper Tbk	37,805	24,031
PT Indofood CBP Sukses Makmur Tbk	34,443	22,113
PT Indofood Sukses Makmur Tbk	70,629	28,958

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Indonesia (Continued)
PT Kalbe Farma Tbk	321,188	$42,263
PT Merdeka Copper Gold Tbk*	166,719	43,981
PT Sarana Menara Nusantara Tbk	317,188	22,784
PT Semen Indonesia Persero Tbk	49,843	24,079
PT Sumber Alfaria Trijaya Tbk	230,982	45,370
PT Telkom Indonesia Persero Tbk	694,631	178,388
PT Unilever Indonesia Tbk	109,804	33,503
PT United Tractors Tbk	24,731	48,420
PT Vale Indonesia Tbk*	33,490	15,700

(Cost $1,541,391)		1,805,828

Kuwait — 0.9%
Agility Public Warehousing Co. KSC	21,772	55,722
Boubyan Bank KSCP	19,452	53,390
Gulf Bank KSCP	19,504	21,502
Kuwait Finance House KSCP	104,789	295,113
Mabanee Co KPSC	8,013	22,958
Mobile Telecommunications Co. KSCP	31,112	59,391
National Bank of Kuwait SAKP	102,281	373,201

(Cost $654,971)		881,277

Luxembourg — 0.0%
Reinet Investments SCA (Cost $38,822)	2,064	36,437

Malaysia — 1.5%
AMMB Holdings Bhd	25,746	24,140
Axiata Group Bhd	41,099	30,033
CIMB Group Holdings Bhd	100,239	130,722
Dialog Group Bhd	56,236	28,703
DiGi.Com Bhd	43,760	39,357
Genting Bhd	30,867	30,746
Genting Malaysia Bhd	47,134	28,296
HAP Seng Consolidated Bhd	8,151	12,169
Hartalega Holdings Bhd	25,002	9,725
Hong Leong Bank Bhd	9,841	46,157
Hong Leong Financial Group Bhd	2,700	11,243
IHH Healthcare Bhd	24,835	32,387
Inari Amertron Bhd	39,500	23,625
IOI Corp. Bhd	38,194	32,805
Kuala Lumpur Kepong Bhd	6,710	31,532
Malayan Banking Bhd	66,318	128,684
Malaysia Airports Holdings Bhd*	9,900	14,313
Maxis Bhd	36,396	31,425
MISC Bhd	19,800	32,054
MR DIY Group M Bhd, 144A	29,100	13,740
Nestle Malaysia Bhd	1,000	31,231
Petronas Chemicals Group Bhd	32,224	61,876
Petronas Dagangan Bhd	3,804	20,339
Petronas Gas Bhd	10,135	38,284
PPB Group Bhd	9,862	38,140
Press Metal Aluminium Holdings Bhd	54,800	59,759
Public Bank Bhd	203,310	205,710
QL Resources Bhd	17,100	21,416
RHB Bank Bhd	20,831	26,323
Sime Darby Bhd	34,123	16,496
Sime Darby Plantation Bhd	33,923	32,493
Telekom Malaysia Bhd	16,645	20,958

	Number of Shares	Value
Malaysia (Continued)
Tenaga Nasional Bhd	38,205	$80,920
Top Glove Corp. Bhd	77,500	15,160

(Cost $1,495,378)		1,400,961

Mexico — 2.4%
Alfa SAB de CV, Class A	43,804	30,355
America Movil SAB de CV, Series L	394,626	383,908
Arca Continental SAB de CV	6,569	54,822
Banco del Bajio SA, 144A	10,985	36,666
Cemex SAB de CV, Series CPO*	207,455	95,158
Coca-Cola Femsa SAB de CV	7,185	48,996
Fibra Uno Administracion SA de CV REIT	42,787	53,157
Fomento Economico Mexicano SAB de CV	27,288	217,438
Gruma SAB de CV, Class B	3,276	40,891
Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,212	84,109
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,754	68,133
Grupo Bimbo SAB de CV, Series A	19,842	84,267
Grupo Carso SAB de CV, Series A1	6,792	29,334
Grupo Financiero Banorte SAB de CV, Class O	36,916	295,229
Grupo Financiero Inbursa SAB de CV, Class O*	31,172	57,888
Grupo Mexico SAB de CV, Series B	43,158	175,996
Grupo Televisa SAB, Series CPO	34,344	37,719
Industrias Penoles SAB de CV*	2,213	29,751
Kimberly-Clark de Mexico SAB de CV, Class A	19,580	33,286
Operadora De Sites Mexicanos SAB de CV, Class A-1	19,467	21,350
Orbia Advance Corp. SAB de CV	12,109	23,680
Promotora y Operadora de Infraestructura SAB de CV	3,464	30,565
Wal-Mart de Mexico SAB de CV	74,055	294,470

(Cost $2,215,261)		2,227,168

Netherlands — 0.0%
NEPI Rockcastle NV (Cost $83,858)	6,494	38,727

Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR	3,254	26,553
Credicorp Ltd.	998	153,243
Southern Copper Corp. (a)	1,271	77,556

(Cost $252,107)		257,352

Philippines — 0.7%
Aboitiz Equity Ventures, Inc.	26,730	28,356
ACEN Corp.	112,478	14,139
Ayala Corp.	3,726	45,850
Ayala Land, Inc.	107,024	59,605
Bank of the Philippine Islands	27,944	52,321
BDO Unibank, Inc.	28,125	64,693
Globe Telecom, Inc.	351	14,273
International Container Terminal Services, Inc.	14,231	51,580
JG Summit Holdings, Inc.	41,634	36,143

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Philippines (Continued)
Jollibee Foods Corp.	6,903	$29,902
Manila Electric Co.	3,660	18,119
Metropolitan Bank & Trust Co.	27,832	28,196
Monde Nissin Corp., 144A	94,200	21,052
PLDT, Inc.	1,266	39,216
SM Investments Corp.	3,383	56,164
SM Prime Holdings, Inc.	161,491	103,930
Universal Robina Corp.	12,989	30,543

(Cost $816,184)		694,082

Poland — 0.6%
Allegro.eu SA, 144A* (a)	4,942	24,609
Bank Polska Kasa Opieki SA	2,756	51,530
CD Projekt SA	989	28,868
Cyfrowy Polsat SA	4,429	18,348
Dino Polska SA, 144A*	678	54,968
KGHM Polska Miedz SA	2,047	52,825
LPP SA	15	31,974
mBank SA*	185	12,995
PGE Polska Grupa Energetyczna SA*	12,138	17,501
Polski Koncern Naftowy ORLEN SA	8,790	127,914
Powszechna Kasa Oszczednosci Bank Polski SA	12,464	78,745
Powszechny Zaklad Ubezpieczen SA	8,816	62,083
Santander Bank Polska SA	476	29,023

(Cost $830,120)		591,383

Qatar — 1.1%
Barwa Real Estate Co.	30,415	27,561
Commercial Bank PSQC	45,936	74,925
Industries Qatar QSC	22,125	90,462
Masraf Al Rayan QSC	80,184	77,900
Mesaieed Petrochemical Holding Co.	63,668	40,735
Ooredoo QPSC	11,903	28,998
Qatar Electricity & Water Co. QSC	5,812	26,987
Qatar Fuel QSC	8,654	43,083
Qatar Gas Transport Co. Ltd.	31,681	34,537
Qatar International Islamic Bank QSC	14,356	43,205
Qatar Islamic Bank SAQ	24,186	161,251
Qatar National Bank QPSC	64,961	349,622

(Cost $801,217)		999,266

Russia — 0.0%
Alrosa PJSC* (b)	34,709	0
Gazprom PJSC* (b)	164,723	0
Inter RAO UES PJSC* (b)	490,959	0
LUKOIL PJSC (b)	5,651	0
Magnit PJSC, GDR (b)	4	0
Magnit PJSC* (b)	933	0
MMC Norilsk Nickel PJSC* (b)	883	0
Mobile TeleSystems PJSC, ADR* (b)	6,594	0
Moscow Exchange MICEX-RTS PJSC* (b)	20,735	0
Novatek PJSC* (b)	12,810	0
Novolipetsk Steel PJSC (b)	21,183	0
Ozon Holdings PLC, ADR* (b)	700	0
PhosAgro PJSC* (b)	713	0
PhosAgro PJSC, GDR* (b)	13	0
Polyus PJSC* (b)	476	0

	Number of Shares	Value
Russia (Continued)
Rosneft Oil Co. PJSC* (b)	14,582	$0
Sberbank of Russia PJSC* (b)	146,997	0
Severstal PAO, GDR (b)	2,248	0
Severstal PAO (b)	707	0
Surgutneftegas PJSC, ADR* (b)	2,000	0
Surgutneftegas PJSC* (b)	68,300	0
Tatneft PJSC (b)	17,973	0
United Co RUSAL International PJSC* (b)	39,327	0
VK Co. Ltd., GDR* (b)	1,691	0
VTB Bank PJSC* (b)	48,782,071	0
X5 Retail Group NV, GDR (b)	1,749	0
Yandex NV, Class A* (b)	4,277	0

(Cost $2,809,837)		0

Saudi Arabia — 4.1%
ACWA Power Co.	1,089	40,614
Advanced Petrochemical Co.	2,141	23,664
Al Rajhi Bank*	27,860	596,590
Alinma Bank	13,828	126,904
Almarai Co. JSC	3,796	53,720
Arab National Bank	8,426	77,665
Arabian Internet & Communications Services Co.	332	21,778
Bank AlBilad*	6,927	95,634
Bank Al-Jazira	6,174	34,752
Banque Saudi Fransi	8,753	99,771
Bupa Arabia for Cooperative Insurance Co.	797	37,738
Dallah Healthcare Co.	464	21,427
Dar Al Arkan Real Estate Development Co.*	7,898	28,951
Dr Sulaiman Al Habib Medical Services Group Co.	1,237	76,341
Elm Co.	324	28,356
Emaar Economic City*	6,696	15,211
Etihad Etisalat Co.	5,412	52,547
Jarir Marketing Co.	893	39,195
Mobile Telecommunications Co. Saudi Arabia*	7,012	20,854
Mouwasat Medical Services Co.	713	35,733
Nahdi Medical Co.	556	28,101
National Industrialization Co.*	4,370	12,834
Rabigh Refining & Petrochemical Co.*	5,886	16,033
Riyad Bank	19,160	175,838
SABIC Agri-Nutrients Co.	3,151	120,868
Sahara International Petrochemical Co.	5,163	49,237
Saudi Arabian Mining Co.*	12,278	224,053
Saudi Arabian Oil Co., 144A	34,195	304,724
Saudi Basic Industries Corp.	12,706	280,534
Saudi British Bank	13,330	145,915
Saudi Electricity Co.	12,443	81,889
Saudi Industrial Investment Group	5,337	29,019
Saudi Investment Bank	6,580	32,906
Saudi Kayan Petrochemical Co.*	9,722	30,103
Saudi National Bank	31,139	425,762
Saudi Research & Media Group*	494	25,152
Saudi Tadawul Group Holding Co.	686	31,387

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Saudi Arabia (Continued)
Saudi Telecom Co.	21,145	$216,273
Savola Group	3,638	27,581
Yanbu National Petrochemical Co.	3,916	43,699

(Cost $3,132,919)		3,829,353

Singapore — 0.0%
BOC Aviation Ltd., 144A	2,892	22,678
JOYY, Inc., ADR (a)	603	18,367

(Cost $55,768)		41,045

South Africa — 3.6%
Absa Group Ltd.	12,040	142,994
African Rainbow Minerals Ltd.	1,482	24,876
Anglo American Platinum Ltd.	795	79,032
AngloGold Ashanti Ltd.	5,766	102,845
Aspen Pharmacare Holdings Ltd.	5,454	44,786
Bid Corp. Ltd.	4,622	89,249
Bidvest Group Ltd.	4,253	57,165
Capitec Bank Holdings Ltd.	1,237	144,937
Clicks Group Ltd.	3,238	55,281
Discovery Ltd.*	7,425	54,829
Exxaro Resources Ltd.	3,163	41,353
FirstRand Ltd.	71,912	278,709
Foschini Group Ltd.	5,031	31,135
Gold Fields Ltd.	12,827	139,897
Growthpoint Properties Ltd. REIT	53,385	43,878
Harmony Gold Mining Co. Ltd.	8,461	30,162
Impala Platinum Holdings Ltd.	11,892	144,306
Kumba Iron Ore Ltd. (a)	959	26,846
Mr Price Group Ltd.	3,800	37,217
MTN Group Ltd.	23,859	194,469
MultiChoice Group	5,508	37,906
Naspers Ltd., Class N	3,090	471,469
Nedbank Group Ltd.	6,449	85,267
Northam Platinum Holdings Ltd.*	4,688	53,243
Old Mutual Ltd.	68,736	44,161
Pepkor Holdings Ltd., 144A	25,036	31,909
Remgro Ltd.	7,269	60,670
Sanlam Ltd.	26,496	86,127
Sasol Ltd.	7,974	138,084
Shoprite Holdings Ltd.	7,030	102,588
Sibanye Stillwater Ltd.	38,932	105,167
SPAR Group Ltd. (a)	3,059	23,579
Standard Bank Group Ltd.	19,055	198,525
Vodacom Group Ltd. (a)	9,302	67,705
Woolworths Holdings Ltd.	14,972	57,351

(Cost $3,961,069)		3,327,717

South Korea — 11.0%
Amorepacific Corp.	408	40,372
BGF retail Co. Ltd.	104	16,205
Celltrion Healthcare Co. Ltd.	1,163	57,319
Celltrion Pharm, Inc.*	242	12,202
Celltrion, Inc.	1,382	184,427
Cheil Worldwide, Inc.	1,143	21,017
CJ CheilJedang Corp.	124	37,138
CJ Corp.	217	12,620
Coway Co. Ltd.	776	33,891

	Number of Shares	Value
South Korea (Continued)
DB Insurance Co. Ltd.	739	$34,797
Doosan Bobcat, Inc.	746	20,109
Doosan Enerbility Co. Ltd.*	6,228	79,098
Ecopro BM Co. Ltd.	717	61,868
E-MART, Inc.	348	24,302
F&F Co. Ltd. / New	250	28,718
GS Holdings Corp.	657	24,211
Hana Financial Group, Inc.	4,081	137,854
Hankook Tire & Technology Co. Ltd.	1,124	28,977
Hanmi Pharm. Co. Ltd.	93	18,440
Hanon Systems	2,266	14,948
Hanwha Solutions Corp.*	1,706	66,359
HD Hyundai Co. Ltd.	662	32,376
HLB, Inc.*	1,309	32,307
HMM Co. Ltd.	3,972	67,161
Hotel Shilla Co. Ltd.	471	26,070
HYBE Co. Ltd.*	280	30,360
Hyundai Engineering & Construction Co. Ltd.	1,150	35,751
Hyundai Glovis Co. Ltd.	289	38,676
Hyundai Heavy Industries Co. Ltd.*	229	20,576
Hyundai Mipo Dockyard Co. Ltd.*	314	20,594
Hyundai Mobis Co. Ltd.	863	139,378
Hyundai Motor Co.	1,956	250,646
Hyundai Steel Co.	1,325	34,058
Iljin Materials Co. Ltd.	308	14,456
Industrial Bank of Korea	4,142	35,175
Kakao Corp.	4,399	188,121
Kakao Games Corp.*	402	13,259
KakaoBank Corp.*	2,005	38,083
Kangwon Land, Inc.*	1,174	22,299
KB Financial Group, Inc.	5,453	217,070
Kia Corp.	3,703	192,612
Korea Aerospace Industries Ltd.	1,087	39,974
Korea Electric Power Corp.*	3,602	56,535
Korea Investment Holdings Co. Ltd.	619	27,081
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	630	37,403
Korea Zinc Co. Ltd.	121	57,800
Korean Air Lines Co. Ltd.*	2,605	50,269
Krafton, Inc.*	409	70,397
KT&G Corp.	1,611	122,030
Kumho Petrochemical Co. Ltd.	273	30,946
L&F Co. Ltd.*	311	51,902
LG Chem Ltd.	698	391,644
LG Corp.	1,355	86,405
LG Display Co. Ltd.	3,290	36,047
LG Electronics, Inc.	1,459	107,972
LG Energy Solution Ltd.*	494	219,872
LG H&H Co. Ltd.	142	70,631
LG Innotek Co. Ltd.	207	48,734
LG Uplus Corp.	2,950	27,065
Lotte Chemical Corp.	225	31,306
Lotte Shopping Co. Ltd.	157	10,059
Meritz Fire & Marine Insurance Co. Ltd.	554	19,323
Meritz Securities Co. Ltd.	4,531	20,064
Mirae Asset Securities Co. Ltd.	3,882	19,574

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
NAVER Corp.	1,856	$263,163
NCSoft Corp.	238	84,907
Netmarble Corp., 144A	332	12,322
NH Investment & Securities Co. Ltd.	1,668	12,179
Orion Corp.	361	32,162
Pan Ocean Co. Ltd.	3,856	15,759
Pearl Abyss Corp.*	439	14,480
POSCO Chemical Co. Ltd.	382	63,288
POSCO Holdings, Inc.	1,105	250,936
S-1 Corp.	230	11,196
Samsung Biologics Co. Ltd., 144A*	256	172,174
Samsung C&T Corp.	1,203	111,283
Samsung Electro-Mechanics Co. Ltd.	841	89,912
Samsung Electronics Co. Ltd.	67,968	3,205,527
Samsung Engineering Co. Ltd.*	2,136	39,761
Samsung Fire & Marine Insurance Co. Ltd.	451	70,274
Samsung Heavy Industries Co. Ltd.*	8,671	34,254
Samsung Life Insurance Co. Ltd.	1,156	64,337
Samsung SDI Co. Ltd.	782	432,254
Samsung SDS Co. Ltd.	504	48,724
Samsung Securities Co. Ltd.	816	21,779
SD Biosensor, Inc.	545	13,596
Shinhan Financial Group Co. Ltd.	6,473	186,997
SK Biopharmaceuticals Co. Ltd.*	472	26,341
SK Bioscience Co. Ltd.*	337	21,158
SK Hynix, Inc.	7,765	500,455
SK IE Technology Co. Ltd., 144A*	352	17,589
SK Innovation Co. Ltd.*	791	107,358
SK Square Co. Ltd.*	1,359	38,590
SK, Inc.	552	91,662
SKC Co. Ltd.	275	23,354
S-Oil Corp.	618	40,861
Woori Financial Group, Inc.	7,576	74,677
Yuhan Corp.	796	35,248

(Cost $7,396,920)		10,265,490

Taiwan — 13.9%
Accton Technology Corp.	7,134	62,671
Acer, Inc.	40,823	32,494
Advantech Co. Ltd.	6,230	67,127
ASE Technology Holding Co. Ltd.	45,563	143,299
Asia Cement Corp.	34,399	45,968
Asustek Computer, Inc.	10,280	88,479
AUO Corp.	90,175	46,976
Catcher Technology Co. Ltd.	9,807	58,070
Cathay Financial Holding Co. Ltd.	110,068	155,101
Chailease Holding Co. Ltd.	20,189	131,630
Chang Hwa Commercial Bank Ltd.	74,011	41,908
Cheng Shin Rubber Industry Co. Ltd.	26,951	30,478
China Airlines Ltd.	46,000	26,940
China Development Financial Holding Corp.	229,989	99,346
China Steel Corp.	164,125	154,802
Chunghwa Telecom Co. Ltd.	53,422	196,192
Compal Electronics, Inc.	64,820	45,408
CTBC Financial Holding Co. Ltd.	244,143	181,692
Delta Electronics, Inc.	27,455	268,283

	Number of Shares	Value
Taiwan (Continued)
E Ink Holdings, Inc.	12,888	$75,479
E.Sun Financial Holding Co. Ltd.	180,695	144,998
Eclat Textile Co. Ltd.	2,659	39,319
eMemory Technology, Inc.	888	41,950
Eva Airways Corp.	39,000	35,270
Evergreen Marine Corp. Taiwan Ltd.	14,783	77,968
Far Eastern New Century Corp.	43,864	46,127
Far EasTone Telecommunications Co. Ltd.	24,117	53,064
Feng TAY Enterprise Co. Ltd.	6,035	36,418
First Financial Holding Co. Ltd.	152,073	128,919
Formosa Chemicals & Fibre Corp.	50,741	124,942
Formosa Petrochemical Corp.	15,647	42,832
Formosa Plastics Corp.	60,648	177,006
Fubon Financial Holding Co. Ltd.	105,351	207,256
Giant Manufacturing Co. Ltd.	4,764	35,454
Globalwafers Co. Ltd.	2,980	45,319
Hon Hai Precision Industry Co. Ltd.	176,528	574,042
Hotai Motor Co. Ltd.	4,454	93,676
Hua Nan Financial Holdings Co. Ltd.	130,475	95,833
Innolux Corp.	128,852	51,698
Inventec Corp.	36,520	29,305
Largan Precision Co. Ltd.	1,446	107,378
Lite-On Technology Corp.	29,814	63,283
MediaTek, Inc.	21,597	512,226
Mega Financial Holding Co. Ltd.	156,033	161,559
Micro-Star International Co. Ltd.	9,964	39,655
momo.com, Inc.	1,011	19,628
Nan Ya Plastics Corp.	66,057	164,365
Nan Ya Printed Circuit Board Corp.	3,074	26,806
Nanya Technology Corp.	17,892	32,883
Nien Made Enterprise Co. Ltd.	2,332	21,958
Novatek Microelectronics Corp.	8,049	77,741
Pegatron Corp.	28,646	57,467
PharmaEssentia Corp.*	2,000	34,298
Pou Chen Corp.	35,962	37,526
Powerchip Semiconductor Manufacturing Corp.	44,000	47,409
President Chain Store Corp.	8,214	72,424
Quanta Computer, Inc.	38,125	88,326
Realtek Semiconductor Corp.	6,505	66,722
Ruentex Development Co. Ltd.	24,535	36,637
Shanghai Commercial & Savings Bank Ltd.	53,781	88,401
Shin Kong Financial Holding Co. Ltd.	172,715	49,793
SinoPac Financial Holdings Co. Ltd.	147,714	86,988
Synnex Technology International Corp.	18,067	34,081
Taishin Financial Holding Co. Ltd.	157,944	77,425
Taiwan Business Bank	82,000	34,758
Taiwan Cement Corp.	88,351	96,912
Taiwan Cooperative Financial Holding Co. Ltd.	144,298	124,429
Taiwan High Speed Rail Corp.	28,748	26,929
Taiwan Mobile Co. Ltd.	25,352	78,339
Taiwan Semiconductor Manufacturing Co. Ltd.	350,769	5,561,366
Unimicron Technology Corp.	18,071	90,924
Uni-President Enterprises Corp.	67,205	143,737

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
United Microelectronics Corp.*	167,157	$247,716
Vanguard International Semiconductor Corp.	13,563	36,118
Voltronic Power Technology Corp.	917	51,331
Walsin Lihwa Corp.	35,481	53,614
Wan Hai Lines Ltd.	9,733	23,966
Win Semiconductors Corp.	4,753	23,991
Winbond Electronics Corp.	37,223	25,534
Wiwynn Corp.	1,222	34,795
WPG Holdings Ltd.	24,994	39,223
Yageo Corp.	4,663	69,857
Yang Ming Marine Transport Corp.	24,809	53,061
Yuanta Financial Holding Co. Ltd.	140,216	102,535
Zhen Ding Technology Holding Ltd.	9,355	36,172

(Cost $7,290,070)		12,994,025

Thailand — 2.1%
Advanced Info Service PCL, NVDR	17,674	94,722
Airports of Thailand PCL, NVDR*	57,200	121,650
Asset World Corp. PCL, NVDR	124,000	22,152
B Grimm Power PCL, NVDR	10,700	11,378
Bangkok Dusit Medical Services PCL, NVDR	148,500	127,382
Bangkok Expressway & Metro PCL, NVDR	107,800	28,582
Berli Jucker PCL, NVDR	18,800	18,259
BTS Group Holdings PCL, NVDR	124,344	29,618
Bumrungrad Hospital PCL, NVDR	8,600	55,358
Carabao Group PCL, NVDR	4,500	12,186
Central Pattana PCL, NVDR	26,900	55,303
Central Retail Corp. PCL, NVDR	28,200	34,385
Charoen Pokphand Foods PCL, NVDR	54,043	36,626
CP ALL PCL, NVDR	79,700	146,902
Delta Electronics Thailand PCL, NVDR	4,337	82,645
Electricity Generating PCL, NVDR	3,800	18,480
Energy Absolute PCL, NVDR	25,500	69,960
Global Power Synergy PCL, NVDR	10,700	21,087
Gulf Energy Development PCL, NVDR	41,350	62,145
Home Product Center PCL, NVDR	94,200	39,267
Indorama Ventures PCL, NVDR	18,197	21,930
Intouch Holdings PCL, NVDR	15,800	33,043
JMT Network Services PCL, NVDR	11,500	21,849
Kasikornbank PCL, NVDR	9,100	37,288
Krung Thai Bank PCL, NVDR	53,906	26,903
Krungthai Card PCL, NVDR	15,500	25,822
Land & Houses PCL, NVDR	122,600	33,375
Minor International PCL, NVDR*	36,560	31,879
Muangthai Capital PCL, NVDR	10,000	10,492
Osotspa PCL, NVDR	23,700	18,986
PTT Exploration & Production PCL, NVDR	20,313	108,290
PTT Global Chemical PCL, NVDR	30,600	41,650
PTT Oil & Retail Business PCL, NVDR	42,200	29,198
PTT PCL	14,000	13,200
PTT PCL, NVDR	129,780	122,365
Ratch Group PCL, NVDR	11,100	12,905
SCB X PCL, NVDR	11,198	33,342
SCG Packaging PCL, NVDR	17,200	26,947
Siam Cement PCL	4,758	45,334

	Number of Shares	Value
Thailand (Continued)
Siam Cement PCL, NVDR	6,800	$64,789
Srisawad Corp. PCL, NVDR	10,700	13,730
Thai Oil PCL, NVDR	19,449	30,609
Thai Union Group PCL, NVDR	39,300	19,057
True Corp. PCL, NVDR	187,200	24,100

(Cost $1,935,339)		1,935,170

Turkey — 0.6%
Akbank TAS	45,017	41,810
Aselsan Elektronik Sanayi Ve Ticaret AS	10,582	27,548
BIM Birlesik Magazalar AS	6,662	48,076
Eregli Demir ve Celik Fabrikalari TAS	19,502	44,638
Ford Otomotiv Sanayi AS	926	22,104
Haci Omer Sabanci Holding AS	16,265	36,600
KOC Holding AS	9,921	37,580
Sasa Polyester Sanayi AS*	6,371	44,335
Turk Hava Yollari AO*	7,299	46,994
Turkcell Iletisim Hizmetleri AS	16,306	29,641
Turkiye Is Bankasi AS, Class C	51,842	28,817
Turkiye Petrol Rafinerileri AS*	1,728	44,623
Turkiye Sise ve Cam Fabrikalari AS	21,594	45,301
Yapi ve Kredi Bankasi AS	42,844	27,700

(Cost $582,167)		525,767

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	41,242	109,923
Abu Dhabi Islamic Bank PJSC	20,316	53,098
Abu Dhabi National Oil Co. for Distribution PJSC	45,846	56,916
Aldar Properties PJSC	52,892	68,399
Dubai Islamic Bank PJSC	42,076	65,065
Emaar Properties PJSC	59,372	98,277
Emirates NBD Bank PJSC	26,312	94,916
Emirates Telecommunications Group Co. PJSC	49,214	345,681
First Abu Dhabi Bank PJSC	62,446	299,216
Multiply Group*	46,529	61,564
Q Holding PJSC*	27,762	34,012

(Cost $1,034,409)		1,287,067

United Kingdom — 0.0%
Pepco Group NV, 144A* (Cost $17,760)	1,939	17,760

United States — 0.1%
Legend Biotech Corp., ADR*	670	34,512
Parade Technologies Ltd.	1,040	26,719

(Cost $111,640)		61,231

TOTAL COMMON STOCKS (Cost $79,818,450)		89,394,055

PREFERRED STOCKS — 2.2%
Brazil — 1.3%
Banco Bradesco SA	74,659	224,149
Braskem SA, Class A	2,430	13,177
Centrais Eletricas Brasileiras SA, Class B	3,547	33,547
Cia Energetica de Minas Gerais	18,078	39,993
Gerdau SA	17,012	103,494

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares		Value
Brazil (Continued)
Itau Unibanco Holding SA		69,237	$346,896
Itausa SA		71,965	123,146
Petroleo Brasileiro SA		67,603	347,307

(Cost $1,109,953)			1,231,709

Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B (Cost $51,178)		2,011	199,632

Colombia — 0.1%
Bancolombia SA (Cost $59,441)		6,260	41,478

Russia — 0.0%
Surgutneftegas PJSC (b) (Cost $55,823)		101,715	0

South Korea — 0.6%
Hyundai Motor Co.		345	21,921
Hyundai Motor Co. — 2nd Preferred		549	34,218
LG Chem Ltd.		117	29,719
Samsung Electronics Co. Ltd.		11,665	494,426

(Cost $287,743)			580,284

TOTAL PREFERRED STOCKS (Cost $1,564,138)			2,053,103

	Principal Amount
CORPORATE BONDS — 0.0%
India — 0.0%
Britannia Industries Ltd. Series N3, 5.50%, 6/3/24 (Cost $0)	INR	45,965	548

	Number of Shares
RIGHTS — 0.0%
South Korea — 0.0%
HLB, Inc.*, expires 12/7/22 (Cost $0)		117	164

Taiwan — 0.0%
Shanghai Commercial & Savings Bank Ltd.*, expires 12/22/22 (Cost $0)		3,942	1,760

TOTAL RIGHTS (Cost $0)			1,924

	Number of Shares	Value
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*, expires 11/7/24	11,834	$94
BTS Group Holdings PCL*, expires 11/20/26	23,669	208
Srisawad Corp. PCL*, expires 8/29/25	432	40

(Cost $0)		342

TOTAL WARRANTS (Cost $0)		342

SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69% (c)(d) (Cost $267,405)	267,405	267,405

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 3.74% (c) (Cost $291,213)	291,213	291,213

TOTAL INVESTMENTS — 98.3% (Cost $81,941,206)		$92,008,590
Other assets and liabilities, net — 1.7%		1,638,554

NET ASSETS — 100.0%		$93,647,144

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69% (c)(d)
281,038	—	(13,633	)(e)	—	—	3,402	—	267,405	267,405

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 3.74% (c)
93,470	11,402,526	(11,204,783)		—	—	13,155	—	291,213	291,213

374,508	11,402,526	(11,218,416)		—	—	16,557	—	558,618	558,618

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $1,207,854, which is 1.3% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $984,242.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MSCI Emerging Markets Index Future	USD	50	$2,307,686	$2,456,250	12/16/2022	$148,564

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

As of November 30, 2022, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	12/2/2022	CNH	16,139,200	USD	2,205,561	$—	$(84,841)
RBC Capital Markets	12/2/2022	CNH	16,917,300	USD	2,311,899	—	(88,927)
JP Morgan & Chase Co.	12/2/2022	CZK	3,743,000	USD	150,741	—	(9,239)
JP Morgan & Chase Co.	12/2/2022	EUR	29,000	USD	28,722	—	(1,455)
JP Morgan & Chase Co.	12/2/2022	EUR	230,800	USD	228,591	—	(11,579)
Goldman Sachs & Co.	12/2/2022	HKD	53,458,500	USD	6,814,123	—	(29,923)
JP Morgan & Chase Co.	12/2/2022	HKD	58,890,000	USD	7,506,539	—	(32,877)
RBC Capital Markets	12/2/2022	HKD	45,363,600	USD	5,782,368	—	(25,325)
JP Morgan & Chase Co.	12/2/2022	HUF	33,454,000	USD	79,923	—	(5,151)
RBC Capital Markets	12/2/2022	HUF	28,733,400	USD	68,640	—	(4,429)
Goldman Sachs & Co.	12/2/2022	MXN	3,416,000	USD	171,202	—	(5,847)
Goldman Sachs & Co.	12/2/2022	MXN	10,710,000	USD	536,775	—	(18,320)
JP Morgan & Chase Co.	12/2/2022	MXN	13,772,200	USD	690,249	—	(23,558)
RBC Capital Markets	12/2/2022	MXN	15,617,000	USD	782,709	—	(26,714)
Goldman Sachs & Co.	12/2/2022	PLN	1,200,000	USD	250,661	—	(16,761)
Goldman Sachs & Co.	12/2/2022	PLN	243,000	USD	50,747	—	(3,406)
JP Morgan & Chase Co.	12/2/2022	PLN	1,058,300	USD	221,078	—	(14,765)
Goldman Sachs & Co.	12/2/2022	THB	12,591,100	USD	331,497	—	(25,545)
Goldman Sachs & Co.	12/2/2022	THB	4,777,000	USD	125,765	—	(9,695)
JP Morgan & Chase Co.	12/2/2022	THB	54,110,900	USD	1,424,627	—	(109,781)
JP Morgan & Chase Co.	12/2/2022	TRY	3,435,200	USD	180,454	—	(3,857)
JP Morgan & Chase Co.	12/2/2022	TRY	1,308,000	USD	68,657	—	(1,522)
RBC Capital Markets	12/2/2022	TRY	2,514,100	USD	132,068	—	(2,823)
JP Morgan & Chase Co.	12/2/2022	USD	2,026,978	CNH	14,358,200	10,672	—
JP Morgan & Chase Co.	12/2/2022	USD	243,412	CNH	1,781,000	9,339	—
RBC Capital Markets	12/2/2022	USD	2,388,252	CNH	16,917,300	12,574	—
JP Morgan & Chase Co.	12/2/2022	USD	158,284	CZK	3,743,000	1,696	—
JP Morgan & Chase Co.	12/2/2022	USD	267,503	EUR	259,800	2,845	—
Goldman Sachs & Co.	12/2/2022	USD	6,848,825	HKD	53,458,500	—	(4,779)
JP Morgan & Chase Co.	12/2/2022	USD	3,951,316	HKD	30,842,000	—	(2,757)
JP Morgan & Chase Co.	12/2/2022	USD	3,575,340	HKD	28,048,000	15,517	—
RBC Capital Markets	12/2/2022	USD	5,811,748	HKD	45,363,600	—	(4,055)
JP Morgan & Chase Co.	12/2/2022	USD	84,030	HUF	33,454,000	1,044	—
RBC Capital Markets	12/2/2022	USD	72,173	HUF	28,733,400	897	—
Goldman Sachs & Co.	12/2/2022	USD	729,140	MXN	14,126,000	3,004	—
JP Morgan & Chase Co.	12/2/2022	USD	710,878	MXN	13,772,200	2,929	—
RBC Capital Markets	12/2/2022	USD	806,101	MXN	15,617,000	3,321	—
Goldman Sachs & Co.	12/2/2022	USD	317,848	PLN	1,443,000	3,726	—
JP Morgan & Chase Co.	12/2/2022	USD	233,111	PLN	1,058,300	2,733	—
Goldman Sachs & Co.	12/2/2022	USD	492,049	THB	17,368,100	453	—
JP Morgan & Chase Co.	12/2/2022	USD	1,532,995	THB	54,110,900	1,413	—
JP Morgan & Chase Co.	12/2/2022	USD	255,094	TRY	4,743,200	—	(604)
RBC Capital Markets	12/2/2022	USD	135,211	TRY	2,514,100	—	(320)
JP Morgan & Chase Co.	12/2/2022	USD	1,704,615	ZAR	28,974,200	—	(27,567)
RBC Capital Markets	12/2/2022	USD	1,644,601	ZAR	27,954,100	—	(26,596)
JP Morgan & Chase Co.	12/2/2022	ZAR	26,192,200	USD	1,421,828	—	(94,196)
JP Morgan & Chase Co.	12/2/2022	ZAR	2,782,000	USD	151,009	—	(10,015)
RBC Capital Markets	12/2/2022	ZAR	27,954,100	USD	1,517,471	—	(100,533)
Goldman Sachs & Co.	12/5/2022	AED	4,513,200	USD	1,228,734	23	—
Goldman Sachs & Co.	12/5/2022	AED	65,000	USD	17,696	—	—
Goldman Sachs & Co.	12/5/2022	BRL	10,246,000	USD	1,940,402	—	(32,116)
JP Morgan & Chase Co.	12/5/2022	BRL	8,270,600	USD	1,566,918	—	(25,304)
JP Morgan & Chase Co.	12/5/2022	BRL	1,428,000	USD	270,354	—	(4,559)
RBC Capital Markets	12/5/2022	BRL	8,353,900	USD	1,582,673	—	(25,586)
Goldman Sachs & Co.	12/5/2022	CLP	292,557,300	USD	308,405	—	(19,854)
Goldman Sachs & Co.	12/5/2022	CLP	17,219,000	USD	18,144	—	(1,176)
RBC Capital Markets	12/5/2022	CLP	175,586,400	USD	185,098	—	(11,916)
Goldman Sachs & Co.	12/5/2022	COP	615,517,400	USD	125,342	—	(2,042)

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/5/2022	IDR	9,376,985,600	USD	600,204	$4,175	$—
Goldman Sachs & Co.	12/5/2022	IDR	1,704,820,000	USD	109,039	675	—
JP Morgan & Chase Co.	12/5/2022	IDR	9,160,856,700	USD	586,332	4,041	—
RBC Capital Markets	12/5/2022	IDR	9,876,349,800	USD	631,723	3,952	—
Goldman Sachs & Co.	12/5/2022	INR	81,861,000	USD	984,528	—	(20,416)
Goldman Sachs & Co.	12/5/2022	INR	474,590,100	USD	5,705,717	—	(120,455)
JP Morgan & Chase Co.	12/5/2022	INR	557,166,300	USD	6,703,559	—	(136,337)
JP Morgan & Chase Co.	12/5/2022	KRW	6,217,533,000	USD	4,361,467	—	(353,251)
JP Morgan & Chase Co.	12/5/2022	KRW	1,186,314,000	USD	830,729	—	(68,846)
RBC Capital Markets	12/5/2022	KRW	6,622,847,800	USD	4,648,754	—	(373,311)
Goldman Sachs & Co.	12/5/2022	KWD	224,000	USD	723,281	—	(5,390)
Goldman Sachs & Co.	12/5/2022	KWD	46,000	USD	148,387	—	(1,251)
RBC Capital Markets	12/5/2022	MYR	405,000	USD	85,524	—	(5,559)
RBC Capital Markets	12/5/2022	MYR	5,963,600	USD	1,258,409	—	(82,784)
Goldman Sachs & Co.	12/5/2022	PHP	16,674,300	USD	286,993	—	(7,800)
Goldman Sachs & Co.	12/5/2022	PHP	1,695,000	USD	29,174	—	(793)
JP Morgan & Chase Co.	12/5/2022	PHP	10,973,100	USD	188,208	—	(5,791)
RBC Capital Markets	12/5/2022	PHP	9,114,200	USD	156,574	—	(4,560)
Goldman Sachs & Co.	12/5/2022	QAR	4,031,200	USD	1,098,270	—	(8,831)
Goldman Sachs & Co.	12/5/2022	SAR	14,968,000	USD	3,979,740	—	(1,782)
Goldman Sachs & Co.	12/5/2022	SAR	1,238,000	USD	329,387	76	—
Goldman Sachs & Co.	12/5/2022	TWD	131,078,800	USD	4,056,660	—	(186,567)
JP Morgan & Chase Co.	12/5/2022	TWD	139,051,200	USD	4,306,457	—	(194,849)
RBC Capital Markets	12/5/2022	TWD	103,373,000	USD	3,201,889	—	(144,457)
Goldman Sachs & Co.	12/5/2022	USD	1,246,447	AED	4,578,200	—	(40)
Goldman Sachs & Co.	12/5/2022	USD	1,948,094	BRL	10,246,000	24,424	—
JP Morgan & Chase Co.	12/5/2022	USD	1,843,350	BRL	9,698,600	23,785	—
RBC Capital Markets	12/5/2022	USD	1,588,556	BRL	8,353,900	19,702	—
Goldman Sachs & Co.	12/5/2022	USD	345,634	CLP	309,776,300	1,945	—
RBC Capital Markets	12/5/2022	USD	195,911	CLP	175,586,400	1,103	—
Goldman Sachs & Co.	12/5/2022	USD	127,760	COP	615,517,400	—	(376)
Goldman Sachs & Co.	12/5/2022	USD	704,860	IDR	11,081,805,600	—	(467)
JP Morgan & Chase Co.	12/5/2022	USD	583,048	IDR	9,160,856,700	—	(757)
RBC Capital Markets	12/5/2022	USD	627,827	IDR	9,876,349,800	—	(57)
Goldman Sachs & Co.	12/5/2022	USD	6,831,812	INR	556,451,100	—	(697)
JP Morgan & Chase Co.	12/5/2022	USD	6,849,002	INR	557,166,300	—	(9,106)
JP Morgan & Chase Co.	12/5/2022	USD	5,615,356	KRW	7,403,847,000	—	(1,063)
RBC Capital Markets	12/5/2022	USD	5,034,472	KRW	6,622,847,800	—	(12,406)
Goldman Sachs & Co.	12/5/2022	USD	876,481	KWD	270,000	1,828	—
RBC Capital Markets	12/5/2022	USD	1,431,146	MYR	6,368,600	1,130	—
Goldman Sachs & Co.	12/5/2022	USD	324,546	PHP	18,369,300	214	—
JP Morgan & Chase Co.	12/5/2022	USD	194,214	PHP	10,973,100	—	(215)
RBC Capital Markets	12/5/2022	USD	161,199	PHP	9,114,200	—	(65)
Goldman Sachs & Co.	12/5/2022	USD	1,053,602	QAR	3,873,200	10,107	—
Goldman Sachs & Co.	12/5/2022	USD	42,842	QAR	158,000	550	—
Goldman Sachs & Co.	12/5/2022	USD	4,310,966	SAR	16,206,000	—	(134)
Goldman Sachs & Co.	12/5/2022	USD	3,824,207	TWD	117,976,800	—	(5,113)
Goldman Sachs & Co.	12/5/2022	USD	406,800	TWD	13,102,000	17,333	—
JP Morgan & Chase Co.	12/5/2022	USD	4,533,046	TWD	139,051,200	—	(31,740)
RBC Capital Markets	12/5/2022	USD	3,358,447	TWD	103,373,000	—	(12,100)
Goldman Sachs & Co.	12/6/2022	EGP	479,000	USD	19,511	60	—
Goldman Sachs & Co.	12/6/2022	EGP	1,082,600	USD	44,098	136	—
Goldman Sachs & Co.	12/6/2022	USD	63,609	EGP	1,561,600	—	(196)
Goldman Sachs & Co.	1/3/2023	AED	146,000	USD	39,748	1	—
Goldman Sachs & Co.	1/3/2023	AED	4,578,200	USD	1,246,311	—	(59)
JP Morgan & Chase Co.	1/3/2023	CZK	3,743,000	USD	158,087	—	(1,659)
JP Morgan & Chase Co.	1/3/2023	EUR	259,800	USD	268,262	—	(2,928)
JP Morgan & Chase Co.	1/3/2023	HUF	10,031,000	USD	24,945	—	(302)
JP Morgan & Chase Co.	1/3/2023	HUF	33,454,000	USD	83,256	—	(942)
RBC Capital Markets	1/3/2023	HUF	28,733,400	USD	71,535	—	(782)

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	1/3/2023	MXN	14,126,000	USD	725,210	$—	$(2,431)
JP Morgan & Chase Co.	1/3/2023	MXN	13,772,200	USD	707,039	—	(2,378)
RBC Capital Markets	1/3/2023	MXN	15,617,000	USD	801,756	—	(2,688)
Goldman Sachs & Co.	1/3/2023	PLN	330,000	USD	72,107	—	(811)
Goldman Sachs & Co.	1/3/2023	PLN	1,443,000	USD	315,313	—	(3,539)
JP Morgan & Chase Co.	1/3/2023	PLN	1,058,300	USD	231,252	—	(2,596)
Goldman Sachs & Co.	1/3/2023	SAR	16,206,000	USD	4,308,903	—	(1,245)
JP Morgan & Chase Co.	1/3/2023	TRY	4,743,200	USD	251,177	1,162	—
JP Morgan & Chase Co.	1/3/2023	TRY	3,491,000	USD	184,769	757	—
RBC Capital Markets	1/3/2023	TRY	2,514,100	USD	133,135	616	—
Goldman Sachs & Co.	1/3/2023	USD	27,415	MXN	534,000	92	—
Goldman Sachs & Co.	1/3/2023	USD	369,996	SAR	1,391,000	—	(46)
JP Morgan & Chase Co.	1/4/2023	CNH	14,358,200	USD	2,032,343	—	(11,332)
JP Morgan & Chase Co.	1/4/2023	CNH	2,776,000	USD	392,902	—	(2,220)
RBC Capital Markets	1/4/2023	CNH	16,917,300	USD	2,394,641	—	(13,283)
Goldman Sachs & Co.	1/4/2023	HKD	53,458,500	USD	6,845,974	4,678	—
JP Morgan & Chase Co.	1/4/2023	HKD	30,842,000	USD	3,949,672	2,699	—
JP Morgan & Chase Co.	1/4/2023	HKD	32,706,000	USD	4,188,196	2,680	—
RBC Capital Markets	1/4/2023	HKD	45,363,600	USD	5,809,329	3,970	—
Goldman Sachs & Co.	1/4/2023	KWD	14,000	USD	45,447	—	(169)
Goldman Sachs & Co.	1/4/2023	KWD	270,000	USD	876,481	—	(3,254)
Goldman Sachs & Co.	1/4/2023	PHP	4,003,000	USD	70,649	—	(100)
Goldman Sachs & Co.	1/4/2023	PHP	18,369,300	USD	324,374	—	(289)
JP Morgan & Chase Co.	1/4/2023	PHP	10,973,100	USD	194,077	136	—
RBC Capital Markets	1/4/2023	PHP	9,114,200	USD	161,028	—	(58)
Goldman Sachs & Co.	1/4/2023	QAR	3,873,200	USD	1,053,602	—	(10,931)
Goldman Sachs & Co.	1/4/2023	THB	17,368,100	USD	494,712	222	—
Goldman Sachs & Co.	1/4/2023	THB	1,388,000	USD	39,535	17	—
JP Morgan & Chase Co.	1/4/2023	THB	54,110,900	USD	1,541,072	474	—
Goldman Sachs & Co.	1/4/2023	USD	43,549	QAR	160,000	426	—
Goldman Sachs & Co.	1/5/2023	BRL	10,246,000	USD	1,936,313	—	(24,277)
JP Morgan & Chase Co.	1/5/2023	BRL	9,698,600	USD	1,831,715	—	(24,129)
RBC Capital Markets	1/5/2023	BRL	8,353,900	USD	1,578,948	—	(19,585)
Goldman Sachs & Co.	1/5/2023	CLP	309,776,300	USD	343,717	—	(2,060)
RBC Capital Markets	1/5/2023	CLP	175,586,400	USD	194,824	—	(1,168)
Goldman Sachs & Co.	1/5/2023	COP	615,517,400	USD	127,022	322	—
Goldman Sachs & Co.	1/5/2023	EGP	1,561,600	USD	62,464	8	—
Goldman Sachs & Co.	1/5/2023	IDR	11,081,805,600	USD	704,412	318	—
JP Morgan & Chase Co.	1/5/2023	IDR	9,160,856,700	USD	582,752	707	—
RBC Capital Markets	1/5/2023	IDR	9,876,349,800	USD	627,508	4	—
Goldman Sachs & Co.	1/5/2023	INR	43,840,000	USD	537,345	43	—
Goldman Sachs & Co.	1/5/2023	INR	556,451,100	USD	6,815,078	—	(4,784)
JP Morgan & Chase Co.	1/5/2023	INR	557,166,300	USD	6,834,300	5,673	—
JP Morgan & Chase Co.	1/5/2023	KRW	7,403,847,000	USD	5,617,273	—	(425)
JP Morgan & Chase Co.	1/5/2023	KRW	891,827,000	USD	676,303	—	(374)
RBC Capital Markets	1/5/2023	KRW	6,622,847,800	USD	5,036,386	11,274	—
RBC Capital Markets	1/5/2023	MYR	6,368,600	USD	1,429,700	—	(4,602)
RBC Capital Markets	1/5/2023	MYR	159,000	USD	35,816	7	—
Goldman Sachs & Co.	1/5/2023	TWD	117,976,800	USD	3,855,451	25,366	—
JP Morgan & Chase Co.	1/5/2023	TWD	139,051,200	USD	4,573,300	59,041	—
RBC Capital Markets	1/5/2023	TWD	64,902,000	USD	2,120,614	13,588	—
RBC Capital Markets	1/5/2023	TWD	103,373,000	USD	3,383,178	27,201	—
Goldman Sachs & Co.	1/5/2023	USD	334,310	BRL	1,769,000	4,191	—
JP Morgan & Chase Co.	1/5/2023	ZAR	2,089,000	USD	122,508	2,019	—
JP Morgan & Chase Co.	1/5/2023	ZAR	28,974,200	USD	1,699,167	28,005	—
RBC Capital Markets	1/5/2023	ZAR	27,954,100	USD	1,639,344	27,019	—

Total unrealized appreciation (depreciation)						$410,138	$(2,893,323)

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KWD	Kuwaiti Dinar
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
SAR	Saudi Riyal
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$89,350,462	$—	$43,593	$89,394,055
Preferred Stocks (a)	2,053,103	—	0	2,053,103
Corporate Bonds	—	548	—	548
Rights (a)	—	1,924	—	1,924
Warrants	342	—	—	342
Short-Term Investments (a)	558,618	—	—	558,618
Derivatives (b)
Forward Foreign Currency Contracts	—	410,138	—	410,138
Futures Contracts	148,564	—	—	148,564

TOTAL	$92,111,089	$412,610	$43,593	$92,567,292

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(2,893,323)	$—	$(2,893,323)

TOTAL	$—	$(2,893,323)	$—	$(2,893,323)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the year ended November 30, 2022, the amount of transfers from Level 1 to Level 3 was $ 39,570, the amount of transfers from Level 3 to Level 1 was $ 8,479. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.3%
Austria — 0.3%
Erste Group Bank AG	17,651	$543,682
OMV AG	7,562	394,710
Verbund AG	3,482	311,791
voestalpine AG	5,563	150,279

(Cost $1,604,990)		1,400,462

Belgium — 1.2%
Ageas SA/NV	8,195	328,061
Anheuser-Busch InBev SA/NV	43,827	2,556,239
D’ieteren Group	1,291	242,755
Elia Group SA/NV	1,654	234,077
Groupe Bruxelles Lambert NV	4,846	386,376
KBC Group NV	12,413	681,241
Sofina SA	768	164,312
Solvay SA	3,832	374,354
UCB SA	6,396	511,023
Umicore SA	10,524	374,534
Warehouses De Pauw CVA REIT	7,736	203,667

(Cost $8,682,685)		6,056,639

Chile — 0.1%
Antofagasta PLC (Cost $315,637)	19,504	331,099

Denmark — 4.2%
A.P. Moller — Maersk A/S, Class A	153	321,749
A.P. Moller — Maersk A/S, Class B	262	562,700
Carlsberg A/S, Class B	4,938	617,254
Chr Hansen Holding A/S	5,406	330,238
Coloplast A/S, Class B	6,097	711,117
Danske Bank A/S	34,965	623,750
Demant A/S*	4,141	115,878
DSV A/S	9,405	1,472,502
Genmab A/S*	3,313	1,515,317
Novo Nordisk A/S, Class B	83,387	10,313,777
Novozymes A/S, Class B	10,370	595,461
Orsted AS, 144A	9,381	814,438
Pandora A/S	4,539	335,067
ROCKWOOL A/S, Class B	495	107,316
Tryg A/S	18,932	438,391
Vestas Wind Systems A/S	50,522	1,268,573

(Cost $16,269,619)		20,143,528

Finland — 1.9%
Elisa OYJ	7,297	377,841
Fortum OYJ	23,448	371,246
Kesko OYJ, Class B	14,088	300,383
Kone OYJ, Class B	16,836	832,354
Neste OYJ	21,588	1,108,398
Nokia OYJ	270,359	1,309,055
Nordea Bank Abp	167,772	1,749,314
Orion OYJ, Class B	5,513	291,087
Sampo OYJ, Class A	24,295	1,227,159
Stora Enso OYJ, Class R	27,908	405,849
UPM-Kymmene OYJ	26,508	964,621
Wartsila OYJ Abp	22,764	195,143

(Cost $10,282,179)		9,132,450

	Number of Shares	Value
France — 17.4%
Accor SA*	8,364	$219,504
Aeroports de Paris*	1,532	233,949
Air Liquide SA	26,371	3,792,989
Airbus SE	29,753	3,380,940
Alstom SA (a)	16,334	422,550
Amundi SA, 144A	2,980	165,903
Arkema SA	2,979	260,768
AXA SA	94,177	2,647,977
BioMerieux	2,290	228,909
BNP Paribas SA	55,953	3,110,947
Bollore SE	43,634	243,374
Bouygues SA	11,788	362,601
Bureau Veritas SA	15,041	391,605
Capgemini SE	8,182	1,455,927
Carrefour SA	29,198	499,048
Cie de Saint-Gobain	24,835	1,130,516
Cie Generale des Etablissements Michelin SCA	34,601	962,256
Covivio REIT	2,503	144,036
Credit Agricole SA	60,019	600,200
Danone SA	32,347	1,685,708
Dassault Aviation SA	1,210	190,380
Dassault Systemes SE	34,050	1,243,147
Edenred	12,677	692,300
Eiffage SA	4,287	419,071
Electricite de France SA	28,589	356,997
Engie SA	91,511	1,382,687
EssilorLuxottica SA (a)	14,550	2,684,453
Eurazeo SE	2,007	124,996
Gecina SA REIT	2,355	228,520
Getlink SE	21,962	361,888
Hermes International	1,605	2,576,228
Ipsen SA	1,802	201,017
Kering SA	3,779	2,231,261
Klepierre SA REIT*	10,340	236,501
La Francaise des Jeux SAEM, 144A	5,503	218,864
Legrand SA	13,630	1,098,929
L’Oreal SA	12,169	4,492,857
LVMH Moet Hennessy Louis Vuitton SE	13,968	10,716,736
Orange SA (a)	100,637	1,022,933
Pernod Ricard SA (a)	10,433	2,051,352
Publicis Groupe SA	11,290	733,099
Remy Cointreau SA	1,101	188,811
Renault SA*	9,519	344,810
Safran SA	17,182	2,099,422
Sanofi	57,529	5,177,100
Sartorius Stedim Biotech	1,408	473,688
Schneider Electric SE	27,320	3,949,386
SEB SA	1,057	82,714
Societe Generale SA	41,156	1,027,419
Sodexo SA	4,548	433,984
Teleperformance	2,993	670,867
Thales SA	5,435	690,839
TotalEnergies SE (a)	125,295	7,863,341
Ubisoft Entertainment SA*	5,038	139,347
Unibail-Rodamco-Westfield REIT* (a)	5,965	314,332
Valeo	10,642	196,565

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
France (Continued)
Veolia Environnement SA	33,642	$860,494
Vinci SA	27,210	2,735,770
Vivendi SE	36,372	324,742
Wendel SE	1,368	125,912
Worldline SA, 144A*	12,150	568,316

(Cost $85,144,966)		83,471,782

Germany — 11.4%
adidas AG	8,674	1,103,540
Allianz SE	20,577	4,375,632
BASF SE	46,125	2,328,609
Bayer AG	49,485	2,851,744
Bayerische Motoren Werke AG	16,771	1,506,275
Bechtle AG	4,008	143,348
Beiersdorf AG	5,078	549,289
Brenntag SE	7,852	490,084
Carl Zeiss Meditec AG	2,097	281,823
Commerzbank AG*	53,355	444,503
Continental AG	5,289	315,254
Covestro AG, 144A	9,992	396,880
Daimler Truck Holding AG*	23,013	751,228
Delivery Hero SE, 144A*	8,919	380,247
Deutsche Bank AG (b)	104,910	1,105,013
Deutsche Boerse AG	9,560	1,749,878
Deutsche Lufthansa AG*	32,207	256,621
Deutsche Post AG	49,876	1,963,415
Deutsche Telekom AG	163,186	3,295,361
E.ON SE	112,120	1,064,517
Evonik Industries AG	9,909	193,079
Fresenius Medical Care AG & Co. KGaA	10,515	325,194
Fresenius SE & Co. KGaA	21,369	590,604
GEA Group AG	7,347	297,249
Hannover Rueck SE	3,054	577,124
HeidelbergCement AG	6,969	377,971
HelloFresh SE*	8,956	217,893
Henkel AG & Co. KGaA	5,431	360,001
Infineon Technologies AG	65,731	2,155,959
Knorr-Bremse AG	3,589	202,571
LEG Immobilien SE	4,027	254,363
Mercedes-Benz Group AG	40,433	2,709,605
Merck KGaA	6,466	1,169,417
MTU Aero Engines AG	2,754	574,309
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,058	2,212,181
Nemetschek SE	3,269	158,520
Puma SE	5,544	280,955
Rational AG	238	146,740
Rheinmetall AG	2,234	451,922
RWE AG	32,102	1,403,025
SAP SE	52,512	5,708,114
Scout24 SE, 144A	4,048	218,874
Siemens AG	38,539	5,262,408
Siemens Energy AG	21,925	360,708
Siemens Healthineers AG, 144A	14,360	757,014
Symrise AG	6,757	766,064
Telefonica Deutschland Holding AG	49,925	118,866
United Internet AG	4,669	98,046

	Number of Shares	Value
Germany (Continued)
Volkswagen AG	1,407	$268,008
Vonovia SE	36,457	891,144
Zalando SE, 144A*	11,576	358,248

(Cost $71,184,773)		54,819,437

Ireland — 1.5%
AerCap Holdings NV*	6,943	426,300
AIB Group PLC	52,967	170,534
Bank of Ireland Group PLC	53,559	435,167
CRH PLC	39,202	1,550,566
DCC PLC	4,841	256,081
Experian PLC	46,297	1,620,975
Flutter Entertainment PLC*	8,482	1,242,312
Kerry Group PLC, Class A	8,096	762,773
Kingspan Group PLC	7,479	415,905
Smurfit Kappa Group PLC	12,116	431,569

(Cost $7,927,698)		7,312,182

Italy — 3.0%
Amplifon SpA	5,833	162,975
Assicurazioni Generali SpA	56,621	998,102
Atlantia SpA	26,845	640,548
Davide Campari-Milano NV	24,792	258,631
DiaSorin SpA	1,366	180,454
Enel SpA	408,510	2,182,441
Eni SpA	125,983	1,877,847
Ferrari NV	6,324	1,394,463
FinecoBank Banca Fineco SpA	31,518	506,396
Infrastrutture Wireless Italiane SpA, 144A	15,740	155,568
Intesa Sanpaolo SpA	838,815	1,852,233
Mediobanca Banca di Credito Finanziario SpA (a)	30,100	288,602
Moncler SpA	10,416	531,648
Nexi SpA, 144A*	30,190	264,018
Poste Italiane SpA, 144A	27,223	265,889
Prysmian SpA	13,043	453,323
Recordati Industria Chimica e Farmaceutica SpA	5,006	211,704
Snam SpA	101,692	515,135
Telecom Italia SpA* (a)	485,440	104,162
Terna — Rete Elettrica Nazionale	71,364	542,851
UniCredit SpA	96,767	1,311,462

(Cost $17,593,840)		14,698,452

Jordan — 0.0%
Hikma Pharmaceuticals PLC (Cost $278,677)	8,655	157,932

Luxembourg — 0.4%
ArcelorMittal SA	26,995	725,029
Aroundtown SA	56,862	135,797
Eurofins Scientific SE	6,602	456,308
Tenaris SA	24,140	419,882

(Cost $2,014,294)		1,737,016

Netherlands — 7.2%
ABN AMRO Bank NV, 144A	20,295	258,391
Adyen NV, 144A*	1,085	1,652,706

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Netherlands (Continued)
Aegon NV	89,521	$434,478
Akzo Nobel NV	9,016	640,044
Argenx SE*	2,811	1,140,800
ASM International NV	2,397	646,029
ASML Holding NV	20,482	11,959,050
Euronext NV, 144A	4,097	310,115
EXOR NV*	5,556	434,081
Heineken Holding NV	4,991	374,202
Heineken NV	12,963	1,190,836
IMCD NV	2,927	424,133
ING Groep NV	189,515	2,285,657
JDE Peet’s NV	5,692	174,968
Just Eat Takeaway.com NV, 144A*	9,985	224,329
Koninklijke Ahold Delhaize NV	53,286	1,542,326
Koninklijke DSM NV	8,711	1,108,609
Koninklijke KPN NV	166,839	510,769
Koninklijke Philips NV	45,160	666,932
NN Group NV	14,020	592,614
OCI NV	5,560	234,785
Prosus NV*	41,761	2,715,598
QIAGEN NV*	11,576	570,016
Randstad NV	6,204	355,074
Stellantis NV*	110,961	1,719,521
Universal Music Group NV	36,411	852,509
Wolters Kluwer NV	13,130	1,437,357

(Cost $34,865,024)		34,455,929

Norway — 1.2%
Adevinta ASA*	14,274	111,970
Aker BP ASA	16,092	558,356
DNB Bank ASA	46,912	907,476
Equinor ASA	47,802	1,840,163
Gjensidige Forsikring ASA	9,424	181,056
Kongsberg Gruppen ASA	4,269	175,305
Mowi ASA	20,680	322,656
Norsk Hydro ASA	68,734	506,576
Orkla ASA	38,913	276,440
Salmar ASA	3,057	107,157
Telenor ASA	36,145	349,782
Yara International ASA	8,569	391,561

(Cost $5,751,081)		5,728,498

Portugal — 0.3%
EDP — Energias de Portugal SA	141,350	664,695
Galp Energia SGPS SA	23,758	291,356
Jeronimo Martins SGPS SA	14,560	321,204

(Cost $1,301,028)		1,277,255

Spain — 3.7%
Acciona SA	1,304	252,934
ACS Actividades de Construccion y Servicios SA	10,912	307,267
Aena SME SA, 144A*	3,779	484,869
Amadeus IT Group SA*	22,507	1,200,550
Banco Bilbao Vizcaya Argentaria SA	305,235	1,782,527
Banco Santander SA	844,837	2,505,983
CaixaBank SA	226,036	837,829
Cellnex Telecom SA, 144A*	26,837	910,407

	Number of Shares	Value
Spain (Continued)
Corp ACCIONA Energias Renovables SA	3,229	$127,213
EDP Renovaveis SA	14,800	339,590
Enagas SA	13,301	238,481
Endesa SA	16,458	303,134
Ferrovial SA	24,258	646,218
Grifols SA* (a)	13,823	146,072
Iberdrola SA	303,884	3,408,872
Industria de Diseno Textil SA	55,726	1,441,594
Naturgy Energy Group SA (a)	7,422	206,831
Red Electrica Corp. SA	20,177	352,631
Repsol SA	69,107	1,064,309
Siemens Gamesa Renewable Energy SA*	12,679	237,884
Telefonica SA	261,456	975,375

(Cost $25,098,089)		17,770,570

Sweden — 4.9%
Alfa Laval AB	14,885	421,951
Assa Abloy AB, Class B	50,005	1,134,675
Atlas Copco AB, Class A	136,600	1,680,014
Atlas Copco AB, Class B (a)	76,178	848,401
Boliden AB	14,004	517,257
Electrolux AB, Class B (a)	10,882	153,896
Embracer Group AB* (a)	34,422	145,547
Epiroc AB, Class A (a)	32,893	626,110
Epiroc AB, Class B	19,827	327,937
EQT AB (a)	15,281	342,234
Essity AB, Class B	30,292	737,264
Evolution AB, 144A	9,102	924,774
Fastighets AB Balder, Class B*	31,237	137,032
Getinge AB, Class B	11,335	260,983
H & M Hennes & Mauritz AB, Class B (a)	37,504	416,614
Hexagon AB, Class B	98,787	1,111,393
Holmen AB, Class B	4,478	183,310
Husqvarna AB, Class B	20,156	155,347
Industrivarden AB, Class A	7,042	179,707
Industrivarden AB, Class C	7,852	198,957
Indutrade AB	14,722	312,752
Investment AB Latour, Class B (a)	7,150	139,366
Investor AB, Class A (a)	26,170	498,264
Investor AB, Class B	89,840	1,651,054
Kinnevik AB, Class B*	12,587	190,989
L E Lundbergforetagen AB, Class B	3,670	158,237
Lifco AB, Class B	10,924	186,716
Nibe Industrier AB, Class B	77,193	720,194
Sagax AB, Class B	10,381	228,045
Sandvik AB	52,888	961,888
Securitas AB, Class B (a)	26,607	216,315
Skandinaviska Enskilda Banken AB, Class A	83,207	948,789
Skanska AB, Class B	16,320	261,773
SKF AB, Class B	19,834	327,392
Svenska Cellulosa AB SCA, Class B	31,006	416,588
Svenska Handelsbanken AB, Class A	74,502	749,500
Swedbank AB, Class A	46,248	745,122
Swedish Match AB	82,617	904,694
Swedish Orphan Biovitrum AB*	8,663	187,335
Tele2 AB, Class B	28,022	247,671

See Notes to Financial Statements.	61

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Sweden (Continued)
Telefonaktiebolaget LM Ericsson, Class B	148,826	$922,842
Telia Co. AB	134,492	366,522
Volvo AB, Class A	9,884	188,045
Volvo AB, Class B	75,643	1,382,799
Volvo Car AB, Class B* (a)	31,742	155,901

(Cost $27,865,081)		23,572,196

Switzerland — 16.4%
ABB Ltd.	79,031	2,452,153
Adecco Group AG	8,367	281,626
Alcon, Inc.	25,097	1,699,037
Bachem Holding AG	1,575	151,050
Baloise Holding AG	2,371	356,558
Banque Cantonale Vaudoise	1,512	141,333
Barry Callebaut AG	185	375,963
BKW AG	1,035	133,771
Chocoladefabriken Lindt & Spruengli AG	6	614,425
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	54	566,108
Cie Financiere Richemont SA, Class A	26,309	3,449,016
Clariant AG*	11,493	184,617
Coca-Cola HBC AG*	9,745	236,665
Credit Suisse Group AG (a)	140,221	418,181
EMS-Chemie Holding AG	371	255,632
Geberit AG	1,791	845,674
Givaudan SA	470	1,572,544
Glencore PLC	490,171	3,329,039
Holcim AG*	27,858	1,435,515
Julius Baer Group Ltd.	10,708	609,267
Kuehne + Nagel International AG	2,777	670,882
Logitech International SA	8,831	521,321
Lonza Group AG	3,756	1,945,777
Nestle SA	138,604	16,455,243
Novartis AG	109,165	9,650,359
Partners Group Holding AG	1,138	1,112,444
Roche Holding AG	1,335	533,859
Roche Holding AG	35,427	11,523,837
Schindler Holding AG	1,183	211,033
Schindler Holding AG Participation Certificates	2,067	386,969
SGS SA	322	748,639
SIG Group AG*	15,106	330,456
Sika AG	7,324	1,834,386
Sonova Holding AG	2,738	700,234
STMicroelectronics NV	34,252	1,285,096
Straumann Holding AG	5,575	633,945
Swatch Group AG — Bearer	1,409	371,961
Swatch Group AG — Registered	2,500	119,313
Swiss Life Holding AG	1,547	820,053
Swiss Prime Site AG	3,941	326,942
Swiss Re AG	15,101	1,344,049
Swisscom AG	1,345	722,356
Temenos AG	2,905	175,175
UBS Group AG	168,674	3,070,446
VAT Group AG, 144A	1,390	380,166
Zurich Insurance Group AG	7,583	3,629,422

(Cost $76,867,655)		78,612,537

	Number of Shares	Value
United Kingdom — 22.2%
3i Group PLC	48,208	$783,515
abrdn PLC (a)	106,707	250,015
Admiral Group PLC	8,589	209,729
Anglo American PLC	64,870	2,664,140
Ashtead Group PLC	22,171	1,329,400
Associated British Foods PLC	18,417	350,936
AstraZeneca PLC	78,093	10,509,621
Auto Trader Group PLC, 144A	48,302	329,386
AVEVA Group PLC	6,416	245,983
Aviva PLC	140,636	753,096
BAE Systems PLC	157,591	1,562,419
Barclays PLC	807,442	1,569,139
Barratt Developments PLC	48,762	233,730
Berkeley Group Holdings PLC	5,562	255,474
BP PLC	946,187	5,673,452
British American Tobacco PLC	107,724	4,402,685
British Land Co. PLC REIT	41,130	195,462
BT Group PLC	351,199	513,865
Bunzl PLC	17,115	628,737
Burberry Group PLC	19,094	500,994
CNH Industrial NV	51,752	822,338
Coca-Cola Europacific Partners PLC	10,390	551,605
Compass Group PLC	88,807	2,003,689
Croda International PLC	7,103	581,627
Diageo PLC	114,799	5,268,808
Entain PLC	28,679	484,607
GSK PLC	205,033	3,476,430
Haleon PLC*	252,291	863,874
Halma PLC	19,233	503,482
Hargreaves Lansdown PLC	18,622	189,339
HSBC Holdings PLC	1,005,774	6,178,633
Imperial Brands PLC	46,026	1,178,798
Informa PLC	72,155	534,138
InterContinental Hotels Group PLC	9,103	526,298
Intertek Group PLC	8,288	404,060
J Sainsbury PLC	93,972	252,116
JD Sports Fashion PLC	124,999	189,901
Johnson Matthey PLC	9,352	235,462
Kingfisher PLC	100,350	291,603
Land Securities Group PLC REIT	35,512	262,883
Legal & General Group PLC	305,317	925,847
Lloyds Banking Group PLC	3,429,679	1,938,876
London Stock Exchange Group PLC	16,572	1,647,407
M&G PLC	128,765	298,283
Melrose Industries PLC	203,190	323,629
Mondi PLC	24,893	462,936
National Grid PLC	186,254	2,277,377
NatWest Group PLC	266,237	840,391
Next PLC	6,363	447,870
Ocado Group PLC* (a)	29,780	223,466
Pearson PLC	34,810	417,534
Persimmon PLC	16,494	252,866
Phoenix Group Holdings PLC	37,936	269,213
Prudential PLC	138,453	1,634,330
Reckitt Benckiser Group PLC	36,464	2,614,042
RELX PLC	96,579	2,691,212
Rentokil Initial PLC	124,098	809,768
Rio Tinto PLC	56,487	3,802,323

See Notes to Financial Statements.	62

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Rolls-Royce Holdings PLC*	428,087	$469,104
Sage Group PLC	51,724	496,604
Schroders PLC	35,967	191,777
Segro PLC REIT	60,624	577,815
Severn Trent PLC	12,772	417,471
Shell PLC	365,820	10,775,712
Smith & Nephew PLC	44,198	578,242
Smiths Group PLC	17,938	343,430
Spirax-Sarco Engineering PLC	3,736	504,541
SSE PLC	53,967	1,111,273
St James’s Place PLC	28,162	390,166
Standard Chartered PLC	125,422	933,292
Taylor Wimpey PLC	177,941	221,755
Tesco PLC	376,297	1,031,786
Unilever PLC	128,215	6,403,773
United Utilities Group PLC	34,454	425,223
Vodafone Group PLC	1,328,026	1,469,995
Whitbread PLC	9,784	304,710
WPP PLC	55,081	574,641

(Cost $125,822,204)		106,860,149

TOTAL COMMON STOCKS (Cost $518,869,520)		467,538,113

PREFERRED STOCKS — 0.8%
Germany — 0.8%
Bayerische Motoren Werke AG	2,711	233,161
Dr Ing hc F Porsche AG*	5,790	655,528
Henkel AG & Co. KGaA	8,842	629,716
Porsche Automobil Holding SE	7,727	469,096
Sartorius AG	1,197	443,931
Volkswagen AG	9,527	1,386,941

(Cost $4,933,891)		3,818,373

	Number of Shares	Value
RIGHTS — 0.0%
Switzerland — 0.0%
Credit Suisse Group AG* (a), expires 12/13/22 (Cost $0)	136,938	$12,735

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	48,882	43,393

EXCHANGE-TRADED FUNDS — 0.4%
iShares Currency Hedged MSCI Eurozone ETF	34,236	1,191,071
iShares Currency Hedged MSCI United Kingdom ETF	15,800	402,677

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,584,689)		1,593,748

SECURITIES LENDING COLLATERAL — 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69% (c)(d) (Cost $4,340,635)	4,340,635	4,340,635

CASH EQUIVALENTS — 0.1%
DWS ESG Liquidity Fund “Capital Shares”, 3.93% (c) (Cost $649,489)	649,489	649,230

TOTAL INVESTMENTS — 99.5% (Cost $530,378,224)		$477,996,227
Other assets and liabilities, net — 0.5%		2,242,777

NET ASSETS — 100.0%		$480,239,004

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022
COMMON STOCKS — 0.2%
Germany — 0.2%
Deutsche Bank AG (b)

1,228,546	85,686	(154,538)		(78,726)	24,045	—	—	104,910	1,105,013
SECURITIES LENDING COLLATERAL — 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69% (c)(d)
21,303,043	—	(16,962,408	)(e)	—	—	41,429	—	4,340,635	4,340,635
CASH EQUIVALENTS — 0.1%
DWS ESG Liquidity Fund “Capital Shares”, 3.93% (c)
641,141	7,963	—		—	126	8,032	—	649,489	649,230
DWS Government Money Market Series “Institutional Shares”, 3.74% (c)
—	132,632,237	(132,632,237)		—	—	130,327	—	—	—

23,172,730	132,725,886	(149,749,183)		(78,726)	24,171	179,788	—	5,095,034	6,094,878

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $14,569,093, which is 3.0% of net assets.

See Notes to Financial Statements.	63

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $10,986,459.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
AMSTERDAM Index Futures	EUR	9	$1,335,621	$1,357,328	12/16/2022	$21,707
CAC40 10 EURO Futures	EUR	39	2,699,459	2,733,902	12/16/2022	34,443
DAX Index Futures	EUR	6	2,226,265	2,250,507	12/16/2022	24,242
FTSE 100 Index Futures	GBP	41	3,645,178	3,755,067	12/16/2022	109,889
FTSE/MIB Index Futures	EUR	4	492,201	512,662	12/16/2022	20,461
IBEX 35 Index Futures	EUR	6	509,829	521,628	12/16/2022	11,799
OMXS30 Index Futures	SEK	43	855,123	860,565	12/16/2022	5,442
SWISS MKT IX Futures	EUR	19	2,219,260	2,241,247	12/16/2022	21,987

Total unrealized appreciation						$249,970

As of November 30, 2022, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/2/2022	CHF	22,980,400	USD	23,036,840	$—	$(1,248,919)
Goldman Sachs & Co.	12/2/2022	CHF	3,274,000	USD	3,281,992	—	(177,982)
JP Morgan & Chase Co.	12/2/2022	CHF	25,433,122	USD	25,495,458	—	(1,382,345)
RBC Capital Markets	12/2/2022	CHF	22,338,517	USD	22,393,493	—	(1,213,922)
Goldman Sachs & Co.	12/2/2022	DKK	9,953,000	USD	1,324,231	—	(68,352)
Goldman Sachs & Co.	12/2/2022	DKK	42,792,200	USD	5,693,708	—	(293,602)
JP Morgan & Chase Co.	12/2/2022	DKK	48,671,542	USD	6,475,810	—	(334,113)
RBC Capital Markets	12/2/2022	DKK	44,279,200	USD	5,891,560	—	(303,804)
Goldman Sachs & Co.	12/2/2022	EUR	66,469,300	USD	65,833,189	—	(3,334,804)
JP Morgan & Chase Co.	12/2/2022	EUR	74,451,623	USD	73,739,121	—	(3,735,282)
RBC Capital Markets	12/2/2022	EUR	16,803,000	USD	16,641,742	—	(843,470)
RBC Capital Markets	12/2/2022	EUR	66,068,073	USD	65,435,471	—	(3,315,005)
Goldman Sachs & Co.	12/2/2022	GBP	32,833,454	USD	37,832,019	—	(1,740,520)
JP Morgan & Chase Co.	12/2/2022	GBP	1,171,000	USD	1,349,298	—	(62,051)
JP Morgan & Chase Co.	12/2/2022	GBP	28,634,350	USD	32,994,502	—	(1,517,064)
RBC Capital Markets	12/2/2022	GBP	31,926,420	USD	36,787,696	—	(1,691,639)
Goldman Sachs & Co.	12/2/2022	NOK	18,455,000	USD	1,776,680	—	(97,323)
JP Morgan & Chase Co.	12/2/2022	NOK	20,041,891	USD	1,929,452	—	(105,692)
RBC Capital Markets	12/2/2022	NOK	3,026,000	USD	291,288	—	(15,986)
RBC Capital Markets	12/2/2022	NOK	18,440,700	USD	1,775,304	—	(97,248)
Goldman Sachs & Co.	12/2/2022	SEK	84,204,550	USD	7,634,519	—	(383,549)
JP Morgan & Chase Co.	12/2/2022	SEK	85,435,136	USD	7,746,092	—	(389,154)
RBC Capital Markets	12/2/2022	SEK	20,559,000	USD	1,863,984	—	(93,672)
RBC Capital Markets	12/2/2022	SEK	78,710,500	USD	7,136,394	—	(358,524)
Goldman Sachs & Co.	12/2/2022	USD	578,156	CHF	550,000	3,086	—
Goldman Sachs & Co.	12/2/2022	USD	806,367	CHF	768,400	5,681	—
Goldman Sachs & Co.	12/2/2022	USD	26,172,658	CHF	24,936,000	179,786	—
JP Morgan & Chase Co.	12/2/2022	USD	25,539,881	CHF	24,333,122	175,439	—
JP Morgan & Chase Co.	12/2/2022	USD	1,147,915	CHF	1,100,000	14,568	—
RBC Capital Markets	12/2/2022	USD	23,446,357	CHF	22,338,517	161,058	—
Goldman Sachs & Co.	12/2/2022	USD	210,086	DKK	1,512,400	1,522	—

See Notes to Financial Statements.	64

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/2/2022	USD	180,994	DKK	1,300,000	$896	$—
Goldman Sachs & Co.	12/2/2022	USD	6,912,358	DKK	49,932,800	74,035	—
JP Morgan & Chase Co.	12/2/2022	USD	275,654	DKK	2,000,000	4,178	—
JP Morgan & Chase Co.	12/2/2022	USD	6,460,892	DKK	46,671,542	69,200	—
RBC Capital Markets	12/2/2022	USD	6,129,712	DKK	44,279,200	65,653	—
Goldman Sachs & Co.	12/2/2022	USD	68,440,115	EUR	66,469,300	727,878	—
JP Morgan & Chase Co.	12/2/2022	USD	73,158,304	EUR	71,051,623	778,057	—
JP Morgan & Chase Co.	12/2/2022	USD	3,485,139	EUR	3,400,000	52,903	—
RBC Capital Markets	12/2/2022	USD	2,399,950	EUR	2,323,100	17,469	—
RBC Capital Markets	12/2/2022	USD	81,082,850	EUR	78,747,973	862,337	—
RBC Capital Markets	12/2/2022	USD	1,864,111	EUR	1,800,000	8,971	—
Goldman Sachs & Co.	12/2/2022	USD	952,240	GBP	800,000	11,960	—
Goldman Sachs & Co.	12/2/2022	USD	1,166,668	GBP	981,600	16,406	—
Goldman Sachs & Co.	12/2/2022	USD	36,979,653	GBP	31,051,854	445,611	—
JP Morgan & Chase Co.	12/2/2022	USD	33,827,931	GBP	28,405,350	407,633	—
JP Morgan & Chase Co.	12/2/2022	USD	1,654,964	GBP	1,400,000	32,387	—
RBC Capital Markets	12/2/2022	USD	38,021,174	GBP	31,926,420	458,162	—
Goldman Sachs & Co.	12/2/2022	USD	1,850,840	NOK	18,455,000	23,164	—
JP Morgan & Chase Co.	12/2/2022	USD	2,009,988	NOK	20,041,891	25,156	—
RBC Capital Markets	12/2/2022	USD	61,088	NOK	622,500	2,123	—
RBC Capital Markets	12/2/2022	USD	2,020,248	NOK	20,144,200	25,284	—
RBC Capital Markets	12/2/2022	USD	68,786	NOK	700,000	2,295	—
Goldman Sachs & Co.	12/2/2022	USD	7,896,299	SEK	84,204,550	121,770	—
JP Morgan & Chase Co.	12/2/2022	USD	7,674,106	SEK	81,835,136	118,343	—
JP Morgan & Chase Co.	12/2/2022	USD	336,256	SEK	3,600,000	6,541	—
RBC Capital Markets	12/2/2022	USD	8,794,060	SEK	93,778,100	135,614	—
RBC Capital Markets	12/2/2022	USD	254,638	SEK	2,700,000	2,460	—
RBC Capital Markets	12/2/2022	USD	262,555	SEK	2,791,400	3,246	—
Goldman Sachs & Co.	1/3/2023	DKK	49,932,800	USD	6,932,271	—	(76,724)
JP Morgan & Chase Co.	1/3/2023	DKK	46,671,542	USD	6,479,504	—	(71,713)
RBC Capital Markets	1/3/2023	DKK	7,533,000	USD	1,045,672	—	(11,724)
RBC Capital Markets	1/3/2023	DKK	44,279,200	USD	6,147,157	—	(68,250)
Goldman Sachs & Co.	1/3/2023	EUR	15,952,000	USD	16,471,317	—	(179,999)
Goldman Sachs & Co.	1/3/2023	EUR	66,469,300	USD	68,634,205	—	(749,029)
JP Morgan & Chase Co.	1/3/2023	EUR	71,051,623	USD	73,365,774	—	(800,667)
RBC Capital Markets	1/3/2023	EUR	78,747,973	USD	81,311,613	—	(888,576)
Goldman Sachs & Co.	1/3/2023	NOK	18,455,000	USD	1,853,014	—	(23,513)
JP Morgan & Chase Co.	1/3/2023	NOK	20,041,891	USD	2,012,329	—	(25,555)
RBC Capital Markets	1/3/2023	NOK	20,144,200	USD	2,022,622	—	(25,665)
Goldman Sachs & Co.	1/3/2023	SEK	84,204,550	USD	7,916,119	—	(124,155)
JP Morgan & Chase Co.	1/3/2023	SEK	81,835,136	USD	7,693,297	—	(120,733)
JP Morgan & Chase Co.	1/3/2023	SEK	14,440,000	USD	1,357,513	—	(21,291)
RBC Capital Markets	1/3/2023	SEK	93,778,100	USD	8,815,720	—	(138,685)
RBC Capital Markets	1/3/2023	USD	582,638	DKK	4,151,500	102	—
Goldman Sachs & Co.	1/3/2023	USD	6,779,237	EUR	6,495,700	1,226	—
RBC Capital Markets	1/3/2023	USD	166,782	NOK	1,640,300	6	—
JP Morgan & Chase Co.	1/3/2023	USD	732,357	SEK	7,671,500	156	—
Goldman Sachs & Co.	1/4/2023	CHF	865,000	USD	911,996	—	(6,717)
Goldman Sachs & Co.	1/4/2023	CHF	24,936,000	USD	26,291,179	—	(193,248)
JP Morgan & Chase Co.	1/4/2023	CHF	24,333,122	USD	25,655,537	—	(188,576)
RBC Capital Markets	1/4/2023	CHF	22,338,517	USD	23,552,408	—	(173,242)
Goldman Sachs & Co.	1/4/2023	GBP	31,051,854	USD	37,026,852	—	(450,473)
JP Morgan & Chase Co.	1/4/2023	GBP	28,405,350	USD	33,870,994	—	(412,194)
JP Morgan & Chase Co.	1/4/2023	GBP	4,046,000	USD	4,823,852	—	(59,376)
RBC Capital Markets	1/4/2023	GBP	31,926,420	USD	38,069,702	—	(463,161)
Goldman Sachs & Co.	1/4/2023	USD	2,152,017	CHF	2,027,200	1,064	—
JP Morgan & Chase Co.	1/4/2023	USD	3,221,592	GBP	2,669,400	179	—

Total unrealized appreciation (depreciation)						$5,043,605	$(28,077,288)

See Notes to Financial Statements.	65

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$467,538,113	$—	$—	$467,538,113
Preferred Stocks	3,818,373	—	—	3,818,373
Rights	12,735	—	—	12,735
Warrants	43,393	—	—	43,393
Exchange-Traded Funds	1,593,748	—	—	1,593,748
Short-Term Investments (a)	4,989,865	—	—	4,989,865
Derivatives (b)
Forward Foreign Currency Contracts	—	5,043,605	—	5,043,605
Futures Contracts	249,970	—	—	249,970

TOTAL	$478,246,197	$5,043,605	$—	$483,289,802

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(28,077,288)	$—	$(28,077,288)

TOTAL	$—	$(28,077,288)	$—	$(28,077,288)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	66

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.1%
Austria — 1.0%
Agrana Beteiligungs AG	33	$532
ANDRITZ AG	148	8,001
AT&S Austria Technologie & Systemtechnik AG	45	1,620
BAWAG Group AG, 144A*	178	9,143
CA Immobilien Anlagen AG	107	3,530
DO & CO AG*	9	830
Erste Group Bank AG	721	22,208
EVN AG	69	1,269
IMMOFINANZ AG*	69	882
Kontron AG (a)	80	1,282
Lenzing AG	27	1,829
Oesterreichische Post AG	75	2,490
OMV AG	305	15,920
Palfinger AG	27	705
Porr AG	15	202
Raiffeisen Bank International AG*	288	4,504
Schoeller-Bleckmann Oilfield Equipment AG	27	1,821
Semperit AG Holding	20	407
Strabag SE	44	1,831
UNIQA Insurance Group AG	252	1,870
Verbund AG	140	12,536
Vienna Insurance Group AG Wiener Versicherung Gruppe	69	1,601
voestalpine AG	262	7,078
Wienerberger AG	260	6,813

(Cost $115,854)		108,904

Belgium — 3.0%
Ackermans & van Haaren NV	52	8,171
Aedifica SA REIT	84	6,551
Ageas SA/NV	345	13,811
AGFA-Gevaert NV*	322	931
Anheuser-Busch InBev SA/NV	1,849	107,844
Barco NV	163	3,684
Bekaert SA	63	2,215
bpost SA	176	1,005
Cofinimmo SA REIT	64	5,521
Deme Group NV*	15	1,837
D’ieteren Group	57	10,718
Econocom Group SA/NV	224	656
Elia Group SA/NV	73	10,331
Etablissements Franz Colruyt NV	133	3,485
Euronav NV*	357	6,914
Fagron	140	1,824
Galapagos NV*	106	4,204
Groupe Bruxelles Lambert NV	209	16,664
Immobel SA	9	451
Intervest Offices & Warehouses NV REIT (b)	39	832
Ion Beam Applications	39	584
KBC Ancora	69	2,836
KBC Group NV	539	29,581
Kinepolis Group NV*	27	1,022
Melexis NV	52	4,478

	Number of Shares	Value
Belgium (Continued)
Mithra Pharmaceuticals SA*	24	$113
Montea NV REIT	21	1,385
Ontex Group NV*	140	931
Proximus SADP	348	3,621
Recticel SA	86	1,335
Retail Estates NV REIT	21	1,318
Sofina SA	32	6,846
Solvay SA	153	14,947
Telenet Group Holding NV	86	1,356
Tessenderlo Group SA*	39	1,295
UCB SA	275	21,972
Umicore SA	456	16,228
Van de Velde NV	9	303
VGP NV (a)	26	2,075
Warehouses De Pauw CVA REIT	338	8,899
X-Fab Silicon Foundries SE, 144A*	92	616
Xior Student Housing NV REIT	63	1,790

(Cost $493,441)		331,180

Finland — 3.6%
Aktia Bank OYJ	80	839
Anora Group OYJ	69	531
Cargotec OYJ, Class B	81	3,329
Caverion OYJ	230	1,666
Citycon OYJ* (a)	134	901
Elisa OYJ	311	16,104
Finnair OYJ* (a)	978	457
Fortum OYJ	934	14,788
F-Secure OYJ*	152	481
Huhtamaki OYJ	218	7,958
Kemira OYJ	260	3,758
Kempower OYJ*	55	1,399
Kesko OYJ, Class B	558	11,898
Kojamo OYJ	275	4,086
Kone OYJ, Class B	714	35,299
Konecranes OYJ	145	4,229
Marimekko OYJ	56	530
Metsa Board OYJ, Class B	428	3,784
Metso Outotec OYJ	1,410	13,129
Musti Group OYJ*	48	762
Neste OYJ	895	45,952
Nokia OYJ	11,464	55,508
Nokian Renkaat OYJ	248	2,692
Oriola OYJ, Class B	200	373
Orion OYJ, Class B	225	11,880
Outokumpu OYJ	893	4,437
Puuilo OYJ (a)	78	450
QT Group OYJ*	31	1,457
Revenio Group OYJ	45	1,902
Rovio Entertainment OYJ, 144A	92	562
Sampo OYJ, Class A	1,008	50,915
Sanoma OYJ	192	2,250
Stora Enso OYJ, Class R	1,144	16,637
Talenom OYJ	37	368
TietoEVRY OYJ	172	4,639
Tokmanni Group Corp.	104	1,420
UPM-Kymmene OYJ	1,128	41,048

See Notes to Financial Statements.	67

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Finland (Continued)
Uponor OYJ	161	$2,456
Valmet OYJ (a)	359	9,160
Wartsila OYJ Abp	1,020	8,744
YIT OYJ	242	672

(Cost $404,507)		389,450

France — 33.7%
AB Science SA*	45	410
ABC arbitrage	39	271
Accor SA*	362	9,500
Aeroports de Paris*	63	9,621
Air France-KLM* (a)	2,322	3,099
Air Liquide SA	1,114	160,229
Airbus SE	1,252	142,269
AKWEL	15	257
ALD SA, 144A	206	2,056
Alstom SA (a)	665	17,203
Altarea SCA REIT	6	845
Alten SA	64	7,959
Amundi SA, 144A	128	7,126
Antin Infrastructure Partners SA (a)	72	1,669
Arkema SA	121	10,592
Atos SE* (a)	198	2,065
Aubay	9	467
AXA SA	3,954	111,175
Believe SA*	39	459
Beneteau SA	51	574
BioMerieux	90	8,996
BNP Paribas SA	2,351	130,714
Boiron SA	9	423
Bollore SE	1,885	10,514
Bonduelle SCA	21	269
Bouygues SA	507	15,595
Bureau Veritas SA	653	17,001
Capgemini SE	349	62,102
Carmila SA REIT*	106	1,511
Carrefour SA	1,252	21,399
Casino Guichard Perrachon SA* (a)	69	765
CGG SA* (a)	1,341	920
Chargeurs SA	33	438
Cie de Saint-Gobain	1,047	47,661
Cie des Alpes*	16	233
Cie Generale des Etablissements Michelin SCA	1,430	39,768
Cie Plastic Omnium SA	104	1,605
Coface SA	265	3,224
Covivio REIT	99	5,697
Credit Agricole SA	2,547	25,470
Danone SA	1,356	70,666
Dassault Aviation SA	51	8,024
Dassault Systemes SE	1,418	51,770
Derichebourg SA	209	1,110
Edenred	540	29,490
Eiffage SA	175	17,107
Electricite de France SA	1,220	15,234
Elior Group SA, 144A*	188	567
Elis SA	403	5,242

	Number of Shares	Value
France (Continued)
Engie SA	3,867	$58,429
Equasens	14	1,145
Eramet SA	26	2,183
Esker SA (a)	9	1,413
EssilorLuxottica SA	616	113,651
Etablissements Maurel et Prom SA	202	867
Eurazeo SE	90	5,605
Euroapi SA*	99	1,761
Eutelsat Communications SA (a)	320	2,532
Faurecia SE*	369	6,050
Fnac Darty SA	27	990
Gaztransport Et Technigaz SA	55	6,828
Gecina SA REIT	100	9,704
Getlink SE	978	16,115
Hermes International	67	107,543
ICADE REIT	75	3,077
ID Logistics Group*	5	1,415
Imerys SA	63	2,469
Interparfums SA	39	2,192
Ipsen SA	79	8,813
IPSOS	82	4,659
JCDecaux SE*	113	2,034
Kaufman & Broad SA	23	616
Kering SA	158	93,289
Klepierre SA REIT*	443	10,132
Korian SA	150	1,495
La Francaise des Jeux SAEM, 144A	238	9,466
Legrand SA	563	45,392
LISI	30	634
L’Oreal SA	511	188,664
LVMH Moet Hennessy Louis Vuitton SE	589	451,901
Maisons du Monde SA, 144A	75	921
Manitou BF SA	15	341
McPhy Energy SA* (a)	36	508
Mercialys SA REIT	133	1,270
Mersen SA	33	1,264
Metropole Television SA	45	643
Neoen SA, 144A	98	3,924
Nexans SA	47	4,113
Nexity SA (a)	75	1,875
Orange SA	4,211	42,803
Orpea SA* (a)	128	870
Pernod Ricard SA (a)	436	85,727
PEUGEOT INVEST	9	831
Publicis Groupe SA	487	31,623
Quadient SA	63	953
Remy Cointreau SA	48	8,232
Renault SA*	408	14,779
Rexel SA*	513	9,315
Rubis SCA	168	4,231
Safran SA	724	88,464
Sanofi	2,427	218,409
Sartorius Stedim Biotech	58	19,513
Schneider Electric SE	1,147	165,811
SCOR SE	326	6,189
SEB SA	50	3,913
SES-imagotag SA*	9	1,229

See Notes to Financial Statements.	68

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
France (Continued)
SMCP SA, 144A*	69	$487
Societe BIC SA	45	2,964
Societe Generale SA	1,713	42,763
Sodexo SA	186	17,749
SOITEC*	60	9,587
Somfy SA	18	2,690
Sopra Steria Group SACA	30	4,495
SPIE SA	283	6,950
Technicolor Creative Studios SA* (a)	354	108
Technip Energies NV	284	4,460
Teleperformance	126	28,242
Television Francaise 1	74	553
Thales SA	230	29,235
TotalEnergies SE	5,303	332,809
Trigano SA	21	2,609
Ubisoft Entertainment SA*	211	5,836
Unibail-Rodamco-Westfield REIT*	261	13,754
Valeo	470	8,681
Vallourec SA*	328	3,787
Valneva SE* (a)	209	1,362
Veolia Environnement SA	1,434	36,679
Verallia SA, 144A	140	4,242
Vicat SA	38	909
Vilmorin & Cie SA	15	766
Vinci SA	1,137	114,317
Virbac SA	8	2,027
Vivendi SE	1,490	13,303
Voltalia SA* (a)	42	809
Wavestone	25	1,150
Wendel SE	59	5,430
Worldline SA, 144A*	503	23,528

(Cost $3,444,878)		3,682,457

Germany — 23.1%
1&1 AG	78	1,118
Aareal Bank AG*	133	4,512
About You Holding SE*	69	419
Adesso SE	5	706
adidas AG	366	46,564
AIXTRON SE	230	7,434
Allianz SE	864	183,727
Amadeus Fire AG	9	1,062
Atoss Software AG	8	1,207
AURELIUS Equity Opportunities SE & Co. KGaA	75	1,525
Aurubis AG	68	5,365
Auto1 Group SE, 144A*	178	1,528
BASF SE	1,945	98,193
Basler AG	15	529
Bayer AG	2,081	119,925
Bayerische Motoren Werke AG	701	62,960
BayWa AG	24	1,156
Bechtle AG	174	6,223
Beiersdorf AG	212	22,932
Bertrandt AG	9	327
Bilfinger SE	80	2,273
Borussia Dortmund GmbH & Co. KGaA*	145	535

	Number of Shares	Value
Germany (Continued)
Brenntag SE	328	$20,472
CANCOM SE	72	2,138
Carl Zeiss Meditec AG	84	11,289
CECONOMY AG	324	753
Cewe Stiftung & Co. KGaA	9	898
Commerzbank AG*	2,208	18,395
CompuGroup Medical SE & Co. KGaA	46	1,717
Continental AG	234	13,948
Covestro AG, 144A	409	16,245
CropEnergies AG	86	1,299
CTS Eventim AG & Co. KGaA*	123	7,603
CureVac NV*	116	827
Daimler Truck Holding AG*	957	31,240
Datagroup SE	9	651
Delivery Hero SE, 144A* (a)	359	15,305
Dermapharm Holding SE	33	1,429
Deutsche Bank AG (c)	4,341	45,724
Deutsche Beteiligungs AG	27	820
Deutsche Boerse AG	403	73,766
Deutsche EuroShop AG	41	908
Deutsche Lufthansa AG*	1,265	10,079
Deutsche Pfandbriefbank AG, 144A	254	2,001
Deutsche Post AG	2,102	82,747
Deutsche Telekom AG	6,868	138,692
Deutz AG	218	980
DIC Asset AG	91	711
Draegerwerk AG & Co. KGaA	3	120
Duerr AG	92	3,086
E.ON SE	4,771	45,298
Eckert & Ziegler Strahlen- und Medizintechnik AG	27	1,507
Einhell Germany AG	3	416
Elmos Semiconductor SE	16	994
ElringKlinger AG	51	390
Encavis AG	262	5,390
Energiekontor AG	12	1,089
Evonik Industries AG	451	8,788
Evotec SE*	302	5,328
Fielmann AG	63	2,281
flatexDEGIRO AG*	134	1,414
Fraport AG Frankfurt Airport Services Worldwide*	75	3,233
Freenet AG	242	5,344
Fresenius Medical Care AG & Co. KGaA	453	14,010
Fresenius SE & Co. KGaA	880	24,322
GEA Group AG	314	12,704
Gerresheimer AG	70	5,113
GFT Technologies SE	33	1,233
GRENKE AG	52	1,118
Hamborner REIT AG REIT	154	1,163
Hamburger Hafen und Logistik AG	45	544
Hannover Rueck SE	127	24,000
HeidelbergCement AG	303	16,434
Heidelberger Druckmaschinen AG*	492	847
HelloFresh SE*	337	8,199
Henkel AG & Co. KGaA	230	15,246
Hensoldt AG	75	1,725

See Notes to Financial Statements.	69

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Germany (Continued)
HOCHTIEF AG	45	$2,582
Hornbach Holding AG & Co. KGaA	17	1,337
HUGO BOSS AG	116	6,443
Hypoport SE*	7	758
Indus Holding AG	65	1,529
Infineon Technologies AG	2,764	90,658
Instone Real Estate Group SE, 144A	83	733
Jenoptik AG	94	2,588
JOST Werke AG, 144A	23	1,271
K+S AG	394	8,598
KION Group AG	153	4,294
Kloeckner & Co. SE	128	1,205
Knorr-Bremse AG	150	8,466
Krones AG	27	3,040
KWS Saat SE & Co. KGaA	27	1,849
LANXESS AG	178	7,039
LEG Immobilien SE	151	9,538
MBB SE	3	307
Medios AG*	50	1,046
Mercedes-Benz Group AG	1,696	113,657
Merck KGaA	275	49,735
METRO AG*	337	2,983
MLP SE	110	607
MorphoSys AG*	57	923
MTU Aero Engines AG	113	23,565
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	296	92,775
Nagarro SE*	15	1,708
Nemetschek SE	120	5,819
Nordex SE*	268	3,352
Norma Group SE	90	1,564
OHB SE	9	325
PATRIZIA SE	80	783
Pfeiffer Vacuum Technology AG	9	1,630
PNE AG	66	1,508
ProSiebenSat.1 Media SE	418	3,775
Puma SE	237	12,010
PVA TePla AG*	37	698
Rational AG	11	6,782
Rheinmetall AG	94	19,015
RWE AG	1,367	59,745
Salzgitter AG (a)	62	1,788
SAP SE	2,212	240,447
Scout24 SE, 144A	185	10,003
Secunet Security Networks AG	3	684
SGL Carbon SE* (a)	86	668
Siemens AG	1,624	221,753
Siemens Energy AG (a)	906	14,905
Siemens Healthineers AG, 144A	601	31,683
Siltronic AG	34	2,770
Sixt SE	27	2,583
SMA Solar Technology AG*	21	1,378
Software AG	121	3,070
Stabilus SE	64	4,082
Steico SE	14	664
STRATEC SE	14	1,206
Stroeer SE & Co. KGaA	77	3,510

	Number of Shares	Value
Germany (Continued)
Suedzucker AG	124	$1,815
SUSE SA*	109	2,122
Symrise AG	283	32,085
Synlab AG	163	2,286
TAG Immobilien AG	427	2,533
Takkt AG	57	795
TeamViewer AG, 144A*	311	3,979
Telefonica Deutschland Holding AG	2,219	5,283
thyssenkrupp AG*	944	5,224
Uniper SE	204	926
United Internet AG	206	4,326
Varta AG (a)	49	1,429
VERBIO Vereinigte BioEnergie AG	45	3,517
Vitesco Technologies Group AG*	39	2,049
Volkswagen AG	61	11,619
Vonovia SE	1,521	37,179
Vossloh AG	20	872
Wacker Neuson SE	51	898
Wuestenrot & Wuerttembergische AG	33	521
Zalando SE, 144A*	460	14,236

(Cost $3,052,557)		2,513,321

Ireland — 2.2%
AerCap Holdings NV*	284	17,438
AIB Group PLC	2,201	7,086
Bank of Ireland Group PLC	2,170	17,631
Cairn Homes PLC	1,607	1,544
CRH PLC	1,602	63,364
Dalata Hotel Group PLC*	562	2,018
Flutter Entertainment PLC*	354	51,848
Glanbia PLC	451	5,435
Glenveagh Properties PLC, 144A*	1,310	1,262
Irish Residential Properties REIT PLC REIT	982	1,147
Kerry Group PLC, Class A	339	31,939
Kingspan Group PLC	321	17,851
Origin Enterprises PLC	224	910
Smurfit Kappa Group PLC	529	18,843
Uniphar PLC	412	1,528

(Cost $249,142)		239,844

Italy — 7.1%
A2A SpA	2,984	3,965
ACEA SpA	93	1,273
AMCO — Asset Management Co SpA, Class B* (b)	13	0
Amplifon SpA	260	7,264
Anima Holding SpA, 144A	492	1,859
Antares Vision SpA*	92	841
Ariston Holding NV	199	2,017
Arnoldo Mondadori Editore SpA	167	318
Ascopiave SpA	87	224
Assicurazioni Generali SpA	2,326	41,002
Atlantia SpA	1,081	25,794
Autogrill SpA*	414	2,774
Azimut Holding SpA	208	4,210
Banca Generali SpA	119	3,990
Banca IFIS SpA	99	1,353

See Notes to Financial Statements.	70

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Italy (Continued)
Banca Mediolanum SpA	445	$3,731
Banca Monte dei Paschi di Siena SpA*	1,113	2,181
Banca Popolare di Sondrio SpA	1,070	4,280
Banco BPM SpA	3,238	11,160
BFF Bank SpA, 144A	284	2,205
Biesse SpA	21	275
BPER Banca	2,373	4,870
Brembo SpA	356	4,138
Brunello Cucinelli SpA	67	4,385
Buzzi Unicem SpA	227	4,344
Carel Industries SpA, 144A	75	1,854
Cementir Holding NV	45	296
CIR SpA-Compagnie Industriali*	1,353	603
Credito Emiliano SpA	162	1,138
Danieli & C Officine Meccaniche SpA	21	464
Danieli & C Officine Meccaniche SpA-RSP	57	881
Datalogic SpA	33	290
Davide Campari-Milano NV	1,170	12,205
De’ Longhi SpA	167	3,708
DiaSorin SpA	55	7,266
Digital Bros SpA	14	324
Digital Value SpA*	6	445
doValue SpA, 144A	160	1,145
El.En. SpA	131	1,960
Enav SpA, 144A	527	2,321
Enel SpA	17,181	91,788
Eni SpA	5,262	78,433
ERG SpA	139	4,377
Esprinet SpA	98	712
Ferrari NV	266	58,654
Fila SpA	39	277
Fincantieri SpA*	875	504
FinecoBank Banca Fineco SpA	1,292	20,758
Gruppo MutuiOnline SpA	75	2,096
GVS SpA, 144A*	122	422
Hera SpA	1,884	5,174
Illimity Bank SpA*	113	882
Infrastrutture Wireless Italiane SpA, 144A	674	6,662
Interpump Group SpA	153	6,766
Intesa Sanpaolo SpA	35,318	77,988
Iren SpA	1,568	2,571
Italgas SpA	1,134	6,614
Italmobiliare SpA	27	721
Iveco Group NV*	486	3,248
Juventus Football Club SpA* (a)	1,671	476
Leonardo SpA	838	6,683
Maire Tecnimont SpA	212	669
MARR SpA	63	746
Mediobanca Banca di Credito Finanziario SpA	1,312	12,580
MFE-MediaForEurope NV, Class A	451	189
MFE-MediaForEurope NV, Class B	451	264
Moncler SpA	432	22,050
Nexi SpA, 144A*	1,200	10,494
OVS SpA, 144A	409	923
Pharmanutra SpA	8	530
Piaggio & C SpA	301	874

	Number of Shares	Value
Italy (Continued)
Pirelli & C SpA, 144A	704	$3,106
Poste Italiane SpA, 144A	1,113	10,871
Prysmian SpA	539	18,734
RAI Way SpA, 144A	187	1,021
Recordati Industria Chimica e Farmaceutica SpA	218	9,219
Reply SpA	45	5,282
Safilo Group SpA*	681	1,091
Saipem SpA*	2,498	2,664
Salcef Group SpA	30	541
Salvatore Ferragamo SpA	138	2,443
Sanlorenzo SpA	23	838
Saras SpA*	1,030	1,252
Seco SpA*	63	388
Sesa SpA	15	1,850
Snam SpA	4,207	21,311
SOL SpA	69	1,337
Tamburi Investment Partners SpA	307	2,422
Technogym SpA, 144A	366	2,809
Technoprobe SpA*	272	2,102
Telecom Italia SpA* (a)	21,207	4,550
Terna — Rete Elettrica Nazionale	2,918	22,197
Tinexta SpA	51	1,207
UniCredit SpA	4,067	55,119
Unipol Gruppo SpA	798	4,064
Webuild SpA (a)	710	1,115
Wiit SpA	65	1,171
Zignago Vetro SpA	105	1,530

(Cost $850,379)		778,712

Luxembourg — 0.8%
APERAM SA	98	3,039
ArcelorMittal SA	1,099	29,517
Aroundtown SA	2,226	5,316
B&S Group SARL, 144A	45	241
Befesa SA, 144A	94	3,963
Eurofins Scientific SE	283	19,560
Global Fashion Group SA* (a)	133	151
Grand City Properties SA	212	2,105
SES SA	804	5,498
Shurgard Self Storage SA	50	2,172
Tenaris SA	1,030	17,915

(Cost $121,853)		89,477

Netherlands — 14.1%
Aalberts NV	211	8,256
ABN AMRO Bank NV, 144A	874	11,128
Adyen NV, 144A*	46	70,069
Aegon NV	3,809	18,486
Akzo Nobel NV	382	27,118
Alfen Beheer BV, 144A*	47	4,488
AMG Advanced Metallurgical Group NV	57	2,236
Arcadis NV	153	6,126
Argenx SE*	117	47,483
ASM International NV	100	26,952
ASML Holding NV	864	504,473
ASR Nederland NV	280	12,672

See Notes to Financial Statements.	71

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Netherlands (Continued)
Basic-Fit NV, 144A* (a)	122	$3,255
BE Semiconductor Industries NV	162	10,216
Brunel International NV	45	455
CM.com NV* (a)	36	505
Corbion NV	111	3,377
Ebusco Holding NV*	42	703
Eurocommercial Properties NV REIT	79	1,882
Euronext NV, 144A	190	14,382
EXOR NV*	229	17,891
Fastned BV* (a)	15	536
Flow Traders, 144A	57	1,314
Fugro NV*	212	3,320
Heineken Holding NV	224	16,794
Heineken NV	548	50,342
IMCD NV	119	17,243
ING Groep NV	7,975	96,183
JDE Peet’s NV	210	6,455
Just Eat Takeaway.com NV, 144A*	383	8,605
Koninklijke Ahold Delhaize NV	2,214	64,083
Koninklijke BAM Groep NV*	546	1,267
Koninklijke DSM NV	371	47,215
Koninklijke KPN NV	6,852	20,977
Koninklijke Philips NV	1,886	27,853
Koninklijke Vopak NV	143	4,204
NN Group NV	596	25,192
NSI NV REIT	34	844
OCI NV	216	9,121
Pharming Group NV*	1,005	1,280
PostNL NV	847	1,558
Prosus NV*	1,756	114,188
QIAGEN NV*	497	24,473
Randstad NV	253	14,480
SBM Offshore NV	308	4,873
Shop Apotheke Europe NV, 144A*	26	1,145
Signify NV, 144A	266	8,930
Sligro Food Group NV	45	783
Stellantis NV*	4,652	72,090
TKH Group NV	85	3,303
TomTom NV*	128	1,024
Universal Music Group NV	1,541	36,080
Van Lanschot Kempen NV	51	1,213
Vastned Retail NV REIT	27	590
Wereldhave NV REIT	69	951
Wolters Kluwer NV	556	60,866

(Cost $1,260,986)		1,541,528

Poland — 0.1%
InPost SA* (Cost $8,314)	511	3,737

Portugal — 0.6%
Altri SGPS SA	116	672
Banco Comercial Portugues SA, Class R (a)	16,255	2,583
Corticeira Amorim SGPS SA	89	825
CTT-Correios de Portugal SA (a)	230	761
EDP — Energias de Portugal SA	5,770	27,133
Galp Energia SGPS SA	1,112	13,637

	Number of Shares	Value
Portugal (Continued)
Greenvolt-Energias Renovaveis SA*	187	$1,563
Jeronimo Martins SGPS SA	603	13,303
Navigator Co. SA	449	1,806
NOS SGPS SA	462	1,848
REN — Redes Energeticas Nacionais SGPS SA	785	2,067
Semapa-Sociedade de Investimento e Gestao	44	656
Sonae SGPS SA	2,254	2,259

(Cost $70,333)		69,113

Spain — 7.7%
Acciona SA	53	10,280
Acerinox SA	427	4,178
ACS Actividades de Construccion y Servicios SA	443	12,474
Aena SME SA, 144A*	156	20,016
Almirall SA	195	1,878
Amadeus IT Group SA*	955	50,941
Applus Services SA	367	2,416
Atresmedia Corp. de Medios de Comunicacion SA	152	530
Banco Bilbao Vizcaya Argentaria SA	12,833	74,943
Banco de Sabadell SA	11,716	10,843
Banco Santander SA	35,536	105,408
Bankinter SA (a)	1,507	9,867
CaixaBank SA	9,395	34,824
Cellnex Telecom SA, 144A*	1,149	38,978
Cia de Distribucion Integral Logista Holdings SA	167	3,927
CIE Automotive SA	125	3,161
Construcciones y Auxiliar de Ferrocarriles SA	33	960
Corp ACCIONA Energias Renovables SA	141	5,555
Distribuidora Internacional de Alimentacion SA*	23,550	338
Ebro Foods SA (a)	123	1,938
EDP Renovaveis SA	624	14,318
eDreams ODIGEO SA*	136	594
Enagas SA	504	9,036
Ence Energia y Celulosa SA	194	632
Endesa SA	655	12,064
Faes Farma SA	825	3,164
Ferrovial SA	1,019	27,145
Fluidra SA (a)	208	3,095
Gestamp Automocion SA, 144A	277	1,042
Global Dominion Access SA, 144A	182	685
Grenergy Renovables SA*	20	680
Grifols SA* (a)	621	6,562
Grupo Catalana Occidente SA	81	2,537
Iberdrola SA	12,758	143,115
Indra Sistemas SA	271	2,762
Industria de Diseno Textil SA	2,306	59,655
Inmobiliaria Colonial Socimi SA REIT	679	4,151
Laboratorios Farmaceuticos Rovi SA	34	1,289
Lar Espana Real Estate Socimi SA REIT	164	787

See Notes to Financial Statements.	72

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Spain (Continued)
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,195	$1,245
Mapfre SA (a)	2,028	3,837
Mediaset Espana Comunicacion SA*	73	241
Melia Hotels International SA*	194	1,051
Merlin Properties Socimi SA REIT (a)	760	7,015
Miquel y Costas & Miquel SA	60	687
Naturgy Energy Group SA (a)	321	8,945
Neinor Homes SA, 144A*	98	896
Pharma Mar SA	28	2,000
Prosegur Cash SA, 144A	917	583
Prosegur Cia de Seguridad SA	468	857
Red Electrica Corp. SA	843	14,733
Repsol SA	2,889	44,493
Sacyr SA	761	2,106
Siemens Gamesa Renewable Energy SA*	511	9,587
Solaria Energia y Medio Ambiente SA*	164	2,915
Soltec Power Holdings SA*	97	480
Talgo SA, 144A	185	602
Tecnicas Reunidas SA*	57	540
Telefonica SA	10,960	40,887
Unicaja Banco SA, 144A	3,420	3,523
Vidrala SA	41	3,396
Viscofan SA	92	5,701

(Cost $1,148,135)		843,088

Switzerland — 0.5%
STMicroelectronics NV (Cost $34,086)	1,443	54,140

United Kingdom — 0.6%
Allfunds Group PLC	541	3,918
CNH Industrial NV	2,150	34,164
Coca-Cola Europacific Partners PLC	427	22,669

(Cost $42,387)		60,751

TOTAL COMMON STOCKS (Cost $11,296,852)		10,705,702

PREFERRED STOCKS — 1.6%
Germany — 1.6%
Bayerische Motoren Werke AG	122	10,493
Dr Ing hc F Porsche AG*	241	27,285
Draegerwerk AG & Co. KGaA	26	1,170
FUCHS PETROLUB SE	147	5,085
Henkel AG & Co. KGaA	370	26,351
Jungheinrich AG	129	3,743
Porsche Automobil Holding SE	334	20,277
Sartorius AG	51	18,914
Schaeffler AG	346	2,311
Sixt SE	29	1,753
STO SE & Co. KGaA	3	488
Volkswagen AG	394	57,358

(Cost $190,221)		175,228

RIGHTS — 0.0%
Austria — 0.0%
S IMMO AG*, expires 12/31/49 (b) (Cost $0)	101	0

	Number of Shares	Value
France — 0.0%
ALD SA*, expires 12/20/22 (Cost $0)	206	$178

TOTAL RIGHTS (Cost $0)		178

WARRANTS — 0.0%
Italy — 0.0%
Webuild SpA* (b), expires 8/2/30 (Cost $0)	38	14

Spain — 0.0%
Abengoa SA* (b), expires 3/31/25 (Cost $43)	7,125	0

TOTAL WARRANTS (Cost $43)		14

EXCHANGE-TRADED FUNDS — 0.4%
iShares Currency Hedged MSCI Eurozone ETF (a)	1,064	37,017
iShares MSCI Eurozone ETF	100	4,054

TOTAL EXCHANGE-TRADED FUNDS (Cost $37,407)		41,071

SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69% (d)(e) (Cost $154,052)	154,052	154,052

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 3.74% (d) (Cost $47,577)	47,577	47,577

TOTAL INVESTMENTS — 101.9% (Cost $11,726,152)		$11,123,822
Other assets and liabilities, net — (1.9%)		(204,672)

NET ASSETS — 100.0%		$10,919,150

See Notes to Financial Statements.	73

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022
COMMON STOCKS — 0.5%
Germany — 0.5%
Deutsche Bank AG (c)
53,391	3,408	(7,814)		(2,598)	(663)	—	—	4,341	45,724

SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69% (d)(e)
999,756	—	(845,704	)(f)	—	—	1,547	—	154,052	154,052

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 3.74% (d)
22,163	713,741	(688,327)		—	—	429	—	47,577	47,577

1,075,310	717,149	(1,541,845)		(2,598)	(663)	1,976	—	205,970	247,353

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $209,581, which is 1.9% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $66,121.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
EURO STOXX 50 Futures	EUR	3	$113,625	$123,779	12/16/2022	$10,154

As of November 30, 2022, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/2/2022	EUR	3,694,600	USD	3,659,243	$—	$(185,360)
JP Morgan & Chase Co.	12/2/2022	EUR	2,410,530	USD	2,387,461	—	(120,938)
JP Morgan & Chase Co.	12/2/2022	EUR	763,000	USD	755,687	—	(38,291)
RBC Capital Markets	12/2/2022	EUR	3,191,200	USD	3,160,644	—	(160,120)
Goldman Sachs & Co.	12/2/2022	USD	3,804,145	EUR	3,694,600	40,458	—
JP Morgan & Chase Co.	12/2/2022	USD	3,267,625	EUR	3,173,530	34,752	—
RBC Capital Markets	12/2/2022	USD	3,285,819	EUR	3,191,200	34,946	—
Goldman Sachs & Co.	1/3/2023	EUR	3,694,600	USD	3,814,933	—	(41,634)
JP Morgan & Chase Co.	1/3/2023	EUR	3,173,530	USD	3,276,892	—	(35,762)
JP Morgan & Chase Co.	1/3/2023	EUR	346,000	USD	357,210	—	(3,958)
RBC Capital Markets	1/3/2023	EUR	3,191,200	USD	3,295,090	—	(36,009)

Total unrealized appreciation (depreciation)						$110,156	$(622,072)

See Notes to Financial Statements.	74

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$10,704,870	$—	$832	$10,705,702
Preferred Stocks	175,228	—	—	175,228
Rights (a)	178	—	0	178
Warrants (a)	—	—	14	14
Exchange-Traded Funds	41,071	—	—	41,071
Short-Term Investments (a)	201,629	—	—	201,629
Derivatives (b)
Forward Foreign Currency Contracts	—	110,156	—	110,156
Futures Contracts	10,154	—	—	10,154

TOTAL	$11,133,130	$110,156	$846	$11,244,132

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(622,072)	$—	$(622,072)

TOTAL	$—	$(622,072)	$—	$(622,072)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended November 30, 2022, the amount of transfers from Level 1 to Level 3 was $1,369. The investments were transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity.

See Notes to Financial Statements.	75

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 92.7%
Communication Services — 6.3%
Deutsche Telekom AG	23,043	$465,328
Scout24 SE, 144A	570	30,820
Telefonica Deutschland Holding AG	7,565	18,011
United Internet AG	713	14,973

(Cost $538,808)		529,132

Consumer Discretionary — 11.6%
adidas AG	1,229	156,358
Bayerische Motoren Werke AG	2,354	211,423
Continental AG	782	46,611
Delivery Hero SE, 144A*	1,211	51,629
Mercedes-Benz Group AG	5,705	382,319
Puma SE	751	38,059
Volkswagen AG	210	40,001
Zalando SE, 144A*	1,592	49,268

(Cost $1,479,729)		975,668

Consumer Staples — 1.8%
Beiersdorf AG	717	77,558
HelloFresh SE*	1,175	28,587
Henkel AG & Co. KGaA	739	48,986

(Cost $215,155)		155,131

Financials — 17.5%
Allianz SE	2,904	617,526
Commerzbank AG*	7,568	63,049
Deutsche Bank AG (a)	14,694	154,771
Deutsche Boerse AG	1,351	247,289
Hannover Rueck SE	429	81,070
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	996	312,175

(Cost $1,565,272)		1,475,880

Health Care — 10.9%
Bayer AG	6,985	402,535
Carl Zeiss Meditec AG	286	38,437
Fresenius Medical Care AG & Co. KGaA	1,460	45,153
Fresenius SE & Co. KGaA	3,003	82,998
Merck KGaA	919	166,207
QIAGEN NV*	1,619	79,721
Siemens Healthineers AG, 144A	2,005	105,697

(Cost $1,613,404)		920,748

Industrials — 17.9%
Brenntag SE	1,098	68,532
Daimler Truck Holding AG*	3,218	105,047
Deutsche Lufthansa AG*	4,250	33,863
Deutsche Post AG	7,047	277,412
GEA Group AG	1,077	43,574
Knorr-Bremse AG	516	29,124
MTU Aero Engines AG	380	79,244
Rational AG	36	22,196
Rheinmetall AG	310	62,711
Siemens AG	5,439	742,682
Siemens Energy AG	3,100	51,001

(Cost $1,429,602)		1,515,386

	Number of Shares	Value
Information Technology — 13.6%
Bechtle AG	603	$21,567
Infineon Technologies AG	9,284	304,513
Nemetschek SE	411	19,930
SAP SE	7,424	806,997

(Cost $1,028,956)		1,153,007

Materials — 6.8%
BASF SE	6,530	329,665
Covestro AG, 144A	1,374	54,575
Evonik Industries AG	1,491	29,052
HeidelbergCement AG	1,030	55,863
Symrise AG	944	107,025

(Cost $942,102)		576,180

Real Estate — 2.1%
Aroundtown SA	7,264	17,348
LEG Immobilien SE	527	33,288
Vonovia SE	5,092	124,467

(Cost $344,083)		175,103

Utilities — 4.2%
E.ON SE	15,962	151,550
RWE AG	4,567	199,602

(Cost $278,053)		351,152

TOTAL COMMON STOCKS (Cost $9,435,164)		7,827,387

PREFERRED STOCKS — 6.4%
Consumer Discretionary — 4.6%
Bayerische Motoren Werke AG	422	36,294
Dr Ing hc F Porsche AG*	810	91,706
Porsche Automobil Holding SE	1,089	66,112
Volkswagen AG	1,319	192,020

(Cost $532,778)		386,132

Consumer Staples — 1.1%
Henkel AG & Co. KGaA (Cost $145,012)	1,267	90,234

Health Care — 0.7%
Sartorius AG (Cost $31,290)	173	64,161

TOTAL PREFERRED STOCKS (Cost $709,080)		540,527

EXCHANGE-TRADED FUNDS — 1.1%
iShares Currency Hedged MSCI Germany ETF (Cost $92,753)	3,400	96,968

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 3.74% (b) (Cost $35,722)	35,722	35,722

TOTAL INVESTMENTS — 100.6% (Cost $10,272,719)		$8,500,604
Other assets and liabilities, net — (0.6%)		(47,820)

NET ASSETS — 100.0%		$8,452,784

See Notes to Financial Statements.	76

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022
COMMON STOCKS — 1.9%
Financials — 1.9%
Deutsche Bank AG (a)
186,311	13,564	(32,429)		(48,528)	35,853	—	—	14,694	154,771
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69% (b)(c)
15,960	—	(15,960	)(d)	—	—	43	—	—	—
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 3.74% (b)
6,428	473,823	(444,529)		—	—	487	—	35,722	35,722

208,699	487,387	(492,918)		(48,528)	35,853	530	—	50,416	190,493

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
DAX Mini Futures	EUR	1	$70,080	$75,017	12/16/2022	$4,937

As of November 30, 2022, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/2/2022	EUR	2,281,867	USD	2,260,030	$—	$(114,483)
JP Morgan & Chase Co.	12/2/2022	EUR	2,235,000	USD	2,213,611	—	(112,131)
JP Morgan & Chase Co.	12/2/2022	EUR	598,000	USD	592,269	—	(30,010)
RBC Capital Markets	12/2/2022	EUR	2,612,319	USD	2,587,306	—	(131,075)
Goldman Sachs & Co.	12/2/2022	USD	2,349,524	EUR	2,281,867	24,988	—
JP Morgan & Chase Co.	12/2/2022	USD	2,916,998	EUR	2,833,000	31,023	—
RBC Capital Markets	12/2/2022	USD	2,689,774	EUR	2,612,319	28,606	—
Goldman Sachs & Co.	1/3/2023	EUR	2,281,867	USD	2,356,187	—	(25,714)
Goldman Sachs & Co.	1/3/2023	EUR	348,000	USD	359,329	—	(3,927)
JP Morgan & Chase Co.	1/3/2023	EUR	2,833,000	USD	2,925,271	—	(31,924)
RBC Capital Markets	1/3/2023	EUR	2,612,319	USD	2,697,363	—	(29,477)

Total unrealized appreciation (depreciation)						$84,617	$(478,741)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

See Notes to Financial Statements.	77

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$7,827,387	$—	$—	$7,827,387
Preferred Stocks (a)	540,527	—	—	540,527
Exchange-Traded Funds	96,968	—	—	96,968
Short-Term Investments (a)	35,722	—	—	35,722
Derivatives (b)
Forward Foreign Currency Contracts	—	84,617	—	84,617
Futures Contracts	4,937	—	—	4,937

TOTAL	$8,505,541	$84,617	$—	$8,590,158

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(478,741)	$—	$(478,741)

TOTAL	$—	$(478,741)	$—	$(478,741)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	78

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.4%
Communication Services — 8.2%
Capcom Co. Ltd.	13,200	$399,088
CyberAgent, Inc.	31,500	280,350
Dentsu Group, Inc.	16,236	517,332
Hakuhodo DY Holdings, Inc.	18,080	174,267
Kakaku.com, Inc.	9,436	165,911
KDDI Corp.	121,715	3,623,509
Koei Tecmo Holdings Co. Ltd.	8,740	150,319
Konami Group Corp.	6,864	320,608
Nexon Co. Ltd.	36,264	759,997
Nintendo Co. Ltd.	83,210	3,551,595
Nippon Telegraph & Telephone Corp.	90,952	2,516,016
SoftBank Corp.	216,100	2,343,470
SoftBank Group Corp.	90,986	3,921,708
Square Enix Holdings Co. Ltd.	6,700	300,333
Toho Co. Ltd.	8,398	321,713
Z Holdings Corp.	199,028	538,322

(Cost $20,839,159)		19,884,538

Consumer Discretionary — 18.1%
Aisin Corp.	11,323	308,720
Bandai Namco Holdings, Inc.	15,207	996,070
Bridgestone Corp.	42,807	1,601,736
Denso Corp.	32,510	1,768,992
Fast Retailing Co. Ltd.	4,389	2,568,434
Hikari Tsushin, Inc.	1,452	201,570
Honda Motor Co. Ltd.	124,045	3,014,664
Iida Group Holdings Co. Ltd.	11,566	183,679
Isuzu Motors Ltd.	43,595	566,366
Koito Manufacturing Co. Ltd.	15,544	243,702
Mazda Motor Corp.	44,504	351,610
McDonald’s Holdings Co. Japan Ltd.	6,819	252,336
Nissan Motor Co. Ltd.	169,347	602,384
Nitori Holdings Co. Ltd.	6,047	681,596
Open House Group Co. Ltd.	5,700	238,584
Oriental Land Co. Ltd.	15,025	2,145,651
Pan Pacific International Holdings Corp.	28,100	485,121
Panasonic Holdings Corp.	167,944	1,549,429
Rakuten Group, Inc.	68,438	323,630
Sekisui Chemical Co. Ltd.	27,252	380,293
Sekisui House Ltd.	45,652	848,640
Sharp Corp. (a)	17,955	126,513
Shimano, Inc.	5,584	945,426
Sony Group Corp.	95,193	7,758,688
Subaru Corp.	46,817	797,235
Sumitomo Electric Industries Ltd.	53,613	621,389
Suzuki Motor Corp.	27,989	995,800
Toyota Motor Corp.	800,165	11,649,879
USS Co. Ltd.	16,318	271,317
Yamaha Corp.	10,807	423,390
Yamaha Motor Co. Ltd.	22,624	559,497
ZOZO, Inc.	9,434	233,988

(Cost $44,838,818)		43,696,329

Consumer Staples — 6.5%
Aeon Co. Ltd.	49,802	1,018,112
Ajinomoto Co., Inc.	34,801	1,092,493

	Number of Shares	Value
Consumer Staples (Continued)
Asahi Group Holdings Ltd.	34,697	$1,105,058
Ito En Ltd.	4,000	152,654
Japan Tobacco, Inc.	91,389	1,863,319
Kao Corp.	36,084	1,427,002
Kikkoman Corp.	11,048	617,645
Kirin Holdings Co. Ltd.	60,589	949,925
Kobayashi Pharmaceutical Co. Ltd.	3,900	240,061
Kobe Bussan Co. Ltd.	11,600	300,311
Kose Corp.	2,588	271,563
MEIJI Holdings Co. Ltd.	8,393	401,143
Nisshin Seifun Group, Inc.	13,775	161,102
Nissin Foods Holdings Co. Ltd.	4,770	362,007
Seven & i Holdings Co. Ltd.	56,702	2,290,828
Shiseido Co. Ltd.	29,807	1,251,726
Suntory Beverage & Food Ltd.	10,636	359,309
Unicharm Corp.	30,774	1,132,770
Welcia Holdings Co. Ltd.	6,700	146,528
Yakult Honsha Co. Ltd.	9,738	617,043

(Cost $17,969,797)		15,760,599

Energy — 0.8%
ENEOS Holdings, Inc.	229,937	775,948
Idemitsu Kosan Co. Ltd.	15,660	367,430
Inpex Corp.	79,044	877,503

(Cost $2,567,850)		2,020,881

Financials — 10.5%
Chiba Bank Ltd.	38,560	232,885
Concordia Financial Group Ltd.	85,938	296,853
Dai-ichi Life Holdings, Inc.	74,419	1,370,734
Daiwa Securities Group, Inc.	98,944	435,643
Japan Exchange Group, Inc.	37,332	534,067
Japan Post Bank Co. Ltd.	29,925	227,758
Japan Post Holdings Co. Ltd.	177,370	1,384,639
Japan Post Insurance Co. Ltd.	14,400	238,488
Mitsubishi HC Capital, Inc.	49,816	235,931
Mitsubishi UFJ Financial Group, Inc.	901,442	4,929,241
Mizuho Financial Group, Inc.	181,577	2,257,714
MS&AD Insurance Group Holdings, Inc.	33,889	1,006,191
Nomura Holdings, Inc.	220,377	799,064
ORIX Corp.	90,927	1,455,530
Resona Holdings, Inc.	163,476	782,398
SBI Holdings, Inc.	17,899	339,341
Shizuoka Financial Group, Inc.	33,182	241,494
Sompo Holdings, Inc.	23,775	1,043,180
Sumitomo Mitsui Financial Group, Inc.	98,372	3,328,933
Sumitomo Mitsui Trust Holdings, Inc.	25,762	822,168
T&D Holdings, Inc.	41,149	497,042
Tokio Marine Holdings, Inc.	138,213	2,829,518

(Cost $27,449,364)		25,288,812

Health Care — 9.9%
Asahi Intecc Co. Ltd.	17,500	305,924
Astellas Pharma, Inc.	137,935	2,125,611
Chugai Pharmaceutical Co. Ltd.	51,035	1,339,350
Daiichi Sankyo Co. Ltd.	132,183	4,324,736
Eisai Co. Ltd.	19,212	1,298,330
Hoya Corp.	27,186	2,768,015

See Notes to Financial Statements.	79

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Health Care (Continued)
Kyowa Kirin Co. Ltd.	19,760	$454,327
M3, Inc.	33,584	1,022,672
Nippon Shinyaku Co. Ltd.	3,500	205,047
Olympus Corp.	91,676	1,862,864
Ono Pharmaceutical Co. Ltd.	27,183	692,124
Otsuka Holdings Co. Ltd.	29,500	1,001,919
Shionogi & Co. Ltd.	20,108	1,012,025
Sysmex Corp.	12,744	767,648
Takeda Pharmaceutical Co. Ltd.	112,923	3,311,885
Terumo Corp.	49,002	1,434,681

(Cost $23,290,079)		23,927,158

Industrials — 22.1%
AGC, Inc.	14,562	485,084
ANA Holdings, Inc.* (a)	12,218	260,525
Central Japan Railway Co.	10,826	1,303,761
Dai Nippon Printing Co. Ltd.	16,343	336,233
Daifuku Co. Ltd.	7,600	387,457
Daikin Industries Ltd.	18,748	3,041,849
East Japan Railway Co.	23,085	1,305,793
FANUC Corp.	14,589	2,151,531
Fuji Electric Co. Ltd.	9,906	403,155
Hankyu Hanshin Holdings, Inc.	17,140	532,483
Hitachi Construction Machinery Co. Ltd.	7,620	177,132
Hitachi Ltd.	73,034	3,860,346
Hoshizaki Corp.	7,908	265,433
ITOCHU Corp.	89,388	2,775,048
Japan Airlines Co. Ltd.*	10,454	206,900
Kajima Corp.	32,176	361,162
Keio Corp.	8,136	301,661
Keisei Electric Railway Co. Ltd.	9,984	283,057
Kintetsu Group Holdings Co. Ltd.	13,110	465,197
Komatsu Ltd.	69,237	1,593,920
Kubota Corp.	77,463	1,138,749
Kurita Water Industries Ltd.	7,842	346,413
Lixil Corp.	21,816	333,188
Makita Corp.	16,544	374,993
Marubeni Corp.	117,787	1,320,402
MINEBEA MITSUMI, Inc.	28,224	458,443
MISUMI Group, Inc.	21,220	514,787
Mitsubishi Corp.	95,291	3,177,747
Mitsubishi Electric Corp.	144,526	1,441,702
Mitsubishi Heavy Industries Ltd.	24,402	964,311
Mitsui & Co. Ltd.	107,971	3,114,262
Mitsui OSK Lines Ltd. (a)	25,800	628,699
MonotaRO Co. Ltd.	18,300	309,572
NGK Insulators Ltd.	18,864	247,394
Nidec Corp.	33,590	2,075,871
Nihon M&A Center Holdings, Inc.	22,300	297,140
NIPPON EXPRESS HOLDINGS, Inc.	5,839	342,078
Nippon Yusen KK (a)	36,536	803,533
Obayashi Corp.	47,108	349,327
Odakyu Electric Railway Co. Ltd.	21,977	286,788
Persol Holdings Co. Ltd.	13,400	305,670
Recruit Holdings Co. Ltd.	108,791	3,410,502
Secom Co. Ltd.	15,972	981,406
SG Holdings Co. Ltd.	21,300	328,547

	Number of Shares	Value
Industrials (Continued)
Shimizu Corp.	44,568	$238,187
SMC Corp.	4,358	1,949,092
Sumitomo Corp.	85,673	1,394,071
Taisei Corp.	13,752	414,781
Tobu Railway Co. Ltd.	14,390	344,926
Tokyu Corp.	38,722	490,439
TOPPAN, Inc.	20,339	314,018
Toshiba Corp.	29,623	1,006,096
TOTO Ltd.	10,838	372,412
Toyota Industries Corp.	10,899	616,418
Toyota Tsusho Corp.	16,131	610,943
West Japan Railway Co.	16,679	704,893
Yamato Holdings Co. Ltd.	21,217	352,311
Yaskawa Electric Corp.	18,182	585,263

(Cost $54,147,481)		53,443,101

Information Technology — 13.5%
Advantest Corp. (a)	14,400	952,075
Azbil Corp.	8,600	260,012
Brother Industries Ltd.	17,122	274,517
Canon, Inc.	75,097	1,746,771
Disco Corp.	2,200	646,824
FUJIFILM Holdings Corp.	26,857	1,422,688
Fujitsu Ltd.	14,940	1,997,734
GMO Payment Gateway, Inc.	3,300	290,593
Hamamatsu Photonics KK	10,288	533,435
Hirose Electric Co. Ltd.	2,266	298,654
Ibiden Co. Ltd.	8,500	339,163
Itochu Techno-Solutions Corp.	7,500	181,946
Keyence Corp.	14,686	6,076,892
Kyocera Corp.	23,908	1,208,645
Lasertec Corp.	5,700	1,037,508
Murata Manufacturing Co. Ltd.	43,645	2,359,087
NEC Corp.	18,693	657,213
Nomura Research Institute Ltd.	25,422	551,556
NTT Data Corp.	47,640	725,174
Obic Co. Ltd.	5,262	826,891
Omron Corp.	14,117	720,111
Oracle Corp.	3,172	184,453
Otsuka Corp.	8,360	276,669
Renesas Electronics Corp.*	88,900	847,218
Ricoh Co. Ltd.	41,634	327,428
Rohm Co. Ltd.	6,712	527,375
SCSK Corp.	11,700	186,570
Seiko Epson Corp.	21,824	340,106
Shimadzu Corp.	18,436	558,060
SUMCO Corp.	25,900	379,431
TDK Corp.	29,584	1,045,477
TIS, Inc.	16,800	473,257
Tokyo Electron Ltd.	11,214	3,661,665
Trend Micro, Inc.	9,872	486,844
Yokogawa Electric Corp.	17,008	316,044

(Cost $30,646,071)		32,718,086

Materials — 4.4%
Asahi Kasei Corp.	94,584	697,959
JFE Holdings, Inc.	38,319	423,454
JSR Corp.	13,351	277,771

See Notes to Financial Statements.	80

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Materials (Continued)
Mitsubishi Chemical Group Corp.	95,496	$504,277
Mitsui Chemicals, Inc.	13,781	309,371
Nippon Paint Holdings Co. Ltd.	61,615	499,738
Nippon Sanso Holdings Corp.	13,380	220,239
Nippon Steel Corp.	61,337	973,868
Nissan Chemical Corp.	9,502	463,781
Nitto Denko Corp.	10,818	674,509
Oji Holdings Corp.	59,084	225,913
Shin-Etsu Chemical Co. Ltd.	28,231	3,591,996
Sumitomo Chemical Co. Ltd.	112,656	406,276
Sumitomo Metal Mining Co. Ltd.	18,505	622,462
Toray Industries, Inc.	107,142	573,069
Tosoh Corp.	20,100	236,239

(Cost $12,225,634)		10,700,922

Real Estate — 3.4%
Daito Trust Construction Co. Ltd.	4,751	527,086
Daiwa House Industry Co. Ltd.	44,517	1,018,388
Daiwa House REIT Investment Corp. REIT	165	367,424
GLP J REIT	318	354,638
Hulic Co. Ltd.	28,310	236,378
Japan Metropolitan Fund Invest REIT	524	417,789
Japan Real Estate Investment Corp. REIT	98	432,196
Mitsubishi Estate Co. Ltd.	88,324	1,240,847
Mitsui Fudosan Co. Ltd.	68,982	1,386,983
Nippon Building Fund, Inc. REIT	116	537,620
Nippon Prologis REIT, Inc. REIT (a)	159	388,605
Nomura Real Estate Holdings, Inc.	9,028	217,054
Nomura Real Estate Master Fund, Inc. REIT	316	394,743
Sumitomo Realty & Development Co. Ltd.	23,550	633,730

(Cost $9,519,511)		8,153,481

	Number of Shares	Value
Utilities — 1.0%
Chubu Electric Power Co., Inc.	50,034	$466,680
Kansai Electric Power Co., Inc.	53,307	450,112
Osaka Gas Co. Ltd.	28,389	436,248
Tokyo Electric Power Co. Holdings, Inc.*	112,784	407,554
Tokyo Gas Co. Ltd.	28,965	529,840

(Cost $2,995,073)		2,290,434

TOTAL COMMON STOCKS (Cost $246,488,837)		237,884,341

EXCHANGE-TRADED FUNDS — 0.2%
iShares Currency Hedged MSCI Japan ETF (Cost $456,083)	11,250	456,075

SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69% (b)(c) (Cost $649,356)	649,356	649,356

CASH EQUIVALENTS — 0.1%
DWS ESG Liquidity Fund “Capital Shares”, 3.93% (b)	119,439	119,391
DWS Government Money Market Series “Institutional Shares”, 3.74% (b)	217,039	217,039

TOTAL CASH EQUIVALENTS (Cost $336,476)		336,430

TOTAL INVESTMENTS — 99.0% (Cost $247,930,752)		$239,326,202
Other assets and liabilities, net — 1.0%		2,316,414

NET ASSETS — 100.0%		$241,642,616

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69% (b)(c)
466,150	183,206	(d)	—	—	—	14,966	—	649,356	649,356
CASH EQUIVALENTS — 0.1%
DWS ESG Liquidity Fund “Capital Shares”, 3.93% (b)
117,904	1,464		—	—	23	1,477	—	119,439	119,391
DWS Government Money Market Series “Institutional Shares”, 3.74% (b)
—	68,030,343		(67,813,304)		— —	63,012	—	217,039	217,039

584,054	68,215,013		(67,813,304)	—	23	79,455	—	985,834	985,786

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $2,005,483, which is 0.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

See Notes to Financial Statements.	81

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,461,767.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

REIT:	Real Estate Investment Trust

At November 30, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
Nikkei 225 Futures	JPY	3	$607,100	$609,168	12/08/2022	$2,068
TOPIX Index Futures	JPY	36	5,126,536	5,187,921	12/08/2022	61,385

Total unrealized appreciation						$63,453

As of November 30, 2022, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	12/2/2022	JPY	354,610,700	USD	2,515,571	$—	$(52,397)
Goldman Sachs & Co.	12/2/2022	JPY	9,415,480,100	USD	63,556,056	—	(4,627,594)
Goldman Sachs & Co.	12/2/2022	JPY	1,057,770,000	USD	7,139,993	—	(520,011)
Goldman Sachs & Co.	12/2/2022	JPY	709,221,300	USD	4,785,352	—	(350,583)
JP Morgan & Chase Co.	12/2/2022	JPY	9,506,798,400	USD	64,172,469	—	(4,672,475)
RBC Capital Markets	12/2/2022	JPY	12,289,522,800	USD	82,956,042	—	(6,040,430)
Goldman Sachs & Co.	12/2/2022	USD	80,258,892	JPY	11,182,471,400	720,697	—
JP Morgan & Chase Co.	12/2/2022	USD	70,670,841	JPY	9,861,409,100	742,072	—
RBC Capital Markets	12/2/2022	USD	9,968,052	JPY	1,400,000,000	170,263	—
RBC Capital Markets	12/2/2022	USD	78,038,719	JPY	10,889,522,800	819,438	—
Goldman Sachs & Co.	1/5/2023	JPY	11,182,471,400	USD	80,625,476	—	(774,238)
JP Morgan & Chase Co.	1/5/2023	JPY	9,861,409,100	USD	70,993,144	—	(790,262)
JP Morgan & Chase Co.	1/5/2023	JPY	1,375,772,000	USD	9,904,231	—	(110,321)
RBC Capital Markets	1/5/2023	JPY	10,889,522,800	USD	78,394,624	—	(872,652)

Total unrealized appreciation (depreciation)						$2,452,470	$(18,810,963)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

See Notes to Financial Statements.	82

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$237,884,341	$—	$—	$237,884,341
Exchange-Traded Funds	456,075	—	—	456,075
Short-Term Investments (a)	985,786	—	—	985,786
Derivatives (b)
Forward Foreign Currency Contracts	—	2,452,470	—	2,452,470
Futures Contracts	63,453	—	—	63,453

TOTAL	$239,389,655	$2,452,470	$—	$241,842,125

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(18,810,963)	$—	$(18,810,963)

TOTAL	$—	$(18,810,963)	$—	$(18,810,963)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	83

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2022 (Unaudited)

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF	Xtrackers MSCI Europe Hedged Equity ETF	Xtrackers MSCI Eurozone Hedged Equity ETF
Assets
Investment in non-affiliated securities at value	$138,204,019	$91,449,972	$471,901,349	$10,876,469
Investment in affiliated securities at value	130,651	—	1,105,013	45,724
Investment in DWS ESG Liquidity Fund	—	—	649,230	—
Investment in DWS Government Money Market Series*	223,043	291,213	—	47,577
Investment in DWS Government & Agency Securities Portfolio**	883,140	267,405	4,340,635	154,052
Cash	1,471	831	—	—
Foreign currency at value	239,403	162,742	557,094	31,524
Receivable for return of collateral pledged for forward foreign currency contracts	5,620,000	1,950,000	20,010,000	20,000
Unrealized appreciation on forward foreign currency contracts	1,175,015	410,138	5,043,605	110,156
Deposit with broker for futures contracts	365,093	146,495	1,143,764	12,975
Receivables:
Investment securities sold	5,076,270	3,863,926	23,558,722	433,489
Variation margin on futures contracts	164,669	60,899	1,028,214	865
Dividends	323,415	140,641	464,337	1,097
Interest	4,031	2,301	13,726	136
Securities lending income	1,621	614	7,795	311
Foreign tax reclaim	149,952	525	1,786,888	10,580

Total assets	$152,561,793	$98,747,702	$531,610,372	$11,744,955

Liabilities
Due to custodian	$—	$—	$1,827,880	$—
Payable upon return of securities loaned	883,140	267,405	4,340,635	154,052
Payable upon return of deposit for forward foreign currency contracts	—	—	—	20,000
Unrealized depreciation on forward foreign currency contracts	7,053,652	2,893,323	28,077,288	622,072
Payables:
Investment securities purchased	1,167,367	1,432,025	3,124,660	25,778
Capital shares	—	—	13,822,702	—
Investment advisory fees	45,355	47,409	178,203	3,903
Deferred foreign tax payable	175,037	460,396	—	—

Total liabilities	9,324,551	5,100,558	51,371,368	825,805

Net Assets, at value	$143,237,242	$93,647,144	$480,239,004	$10,919,150

Net Assets Consist of
Paid-in capital	$132,089,007	$105,268,321	$592,779,445	$12,162,132
Distributable earnings (loss)	11,148,235	(11,621,177)	(112,540,441)	(1,242,982)

Net Assets, at value	$143,237,242	$93,647,144	$480,239,004	$10,919,150

Number of Common Shares outstanding	4,600,001	4,200,800	13,900,001	300,001

Net Asset Value	$31.14	$22.29	$34.55	$36.40

Investment in non-affiliated securities at cost	$135,203,591	$81,382,588	$522,779,208	$11,400,601

Investment in affiliated securities at cost	$160,701	$—	$2,608,892	$123,922

Value of securities loaned	$2,204,943	$1,207,854	$14,569,093	$209,581

Investment in DWS ESG Liquidity Fund at cost	$—	$—	$649,489	$—

Investment in DWS Government Money Market Series at cost*	$223,043	$291,213	$—	$47,577

Investment in DWS Government & Agency Securities Portfolio at cost**	$883,140	$267,405	$4,340,635	$154,052

Non-cash collateral for securities on loan	$1,424,292	$984,242	$10,986,459	$66,121

Foreign currency at cost	$254,253	$215,568	$548,451	$30,209

* Includes collateral held for forward foreign currency contracts	$—	$—	$—	$20,000

**	Represents collateral on securities loaned.

See Notes to Financial Statements.	84

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

November 30, 2022 (Unaudited)

	Xtrackers MSCI Germany Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF
Assets
Investment in non-affiliated securities at value	$8,310,111	$238,340,416
Investment in affiliated securities at value	154,771	—
Investment in DWS ESG Liquidity Fund	—	119,391
Investment in DWS Government Money Market Series	35,722	217,039
Investment in DWS Government & Agency Securities Portfolio*	—	649,356
Cash	—	3,074
Foreign currency at value	7,315	578,158
Receivable for return of collateral pledged for forward foreign currency contracts	—	15,030,000
Unrealized appreciation on forward foreign currency contracts	84,617	2,452,470
Deposit with broker for futures contracts	8,033	252,049
Receivables:
Investment securities sold	370,240	2,116,258
Variation margin on futures contracts	209	500,762
Dividends	—	1,502,808
Interest	101	8,623
Securities lending income	—	296
Foreign tax reclaim	26,552	23,088

Total assets	$8,997,671	$261,793,788

Liabilities
Payable upon return of securities loaned	$—	$649,356
Unrealized depreciation on forward foreign currency contracts	478,741	18,810,963
Payables:
Investment securities purchased	63,129	603,248
Investment advisory fees	3,017	87,605

Total liabilities	544,887	20,151,172

Net Assets, at value	$8,452,784	$241,642,616

Net Assets Consist of
Paid-in capital	$17,573,232	$379,252,304
Distributable earnings (loss)	(9,120,448)	(137,609,688)

Net Assets, at value	$8,452,784	$241,642,616

Number of Common Shares outstanding	300,800	4,700,800

Net Asset Value	$28.10	$51.40

Investment in non-affiliated securities at cost	$9,768,664	$246,944,920

Investment in affiliated securities at cost	$468,333	$—

Value of securities loaned	$—	$2,005,483

Investment in DWS ESG Liquidity Fund at cost	$—	$119,437

Investment in DWS Government Money Market Series at cost	$35,722	$217,039

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$649,356

Non-cash collateral for securities on loan	$—	$1,461,767

Foreign currency at cost	$7,214	$564,862

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	85

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2022 (Unaudited)

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF	Xtrackers MSCI Europe Hedged Equity ETF	Xtrackers MSCI Eurozone Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$1,882,751	$1,717,437	$5,587,643	$68,093
Income distributions from affiliated funds	38,974	13,155	138,359	429
Affiliated securities lending income	9,585	3,402	41,429	1,547
Unaffiliated non-cash dividend income	—	—	575,654	10,134
Unaffiliated securities lending income, net of borrower rebates	—	1,111	—	600
Other Income	—	—	261,810	—

Total investment income**	1,931,310	1,735,105	6,604,895	80,803

Expenses
Investment advisory fees	274,912	294,850	1,099,387	24,381
Interest expense (see note 2):	16,561	6,806	67,613	205
Other expenses	3,651	403	62,612	289

Total expenses	295,124	302,059	1,229,612	24,875

Less fees waived (see note 3):
Waiver	(920)	(281)	(3,369)	(6)

Net expenses	294,204	301,778	1,226,243	24,869

Net investment income (loss)	1,637,106	1,433,327	5,378,652	55,934

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments***	(3,819,205)	(2,092,748)	(11,185,312)	(224,157)
Investments in affiliates	(10,541)	—	(90,928)	(2,128)
In-kind redemptions	2,609,462	—	7,311,821	297,623
In-kind redemptions in affiliates	2,538	—	12,202	(470)
Futures contracts	(169,026)	(64,438)	146,192	2,731
Foreign currency transactions	(30,882)	29,035	(30,905)	4,853
Forward foreign currency contracts	10,861,451	5,008,983	37,643,333	836,908
Payments by Affiliates (see note 6)	—	—	48	—

Net realized gain (loss)	9,443,797	2,880,832	33,806,451	915,360

Net change in unrealized appreciation (depreciation) on:
Investments****	(6,439,490)	(7,233,731)	(13,157,711)	(458,221)
Investments in affiliates	4,670	—	24,171	(663)
Futures contracts	246,390	121,504	126,808	5,283
Foreign currency translations	(44,597)	(65,136)	(137,957)	(4,124)
Forward foreign currency contracts	(4,542,023)	(1,886,566)	(17,050,133)	(303,607)

Net change in unrealized appreciation (depreciation)	(10,775,050)	(9,063,929)	(30,194,822)	(761,332)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(1,331,253)	(6,183,097)	3,611,629	154,028

Net Increase (Decrease) in Net Assets Resulting from Operations	$305,853	$(4,749,770)	$8,990,281	$209,962

* Unaffiliated foreign tax withheld	$192,436	$219,135	$303,641	$11,766

**   Total investment income includes $1,562,846 of non-recurring foreign dividend reclaims and $261,810 of non-recurring related interest which are included in Unaffiliated dividend income and Other income, respectively for Xtrackers MSCI Europe Hedged Equity ETF

*** Including foreign taxes	$18,804	$3,727	$—	$—
**** Including change in deferred foreign taxes	$63,058	$180,172	$—	$—

See Notes to Financial Statements.	86

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended November 30, 2022 (Unaudited)

	Xtrackers MSCI Germany Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$4,566	$2,189,037
Income distributions from affiliated funds	487	64,489
Affiliated securities lending income	43	—
Unaffiliated securities lending income, net of borrower rebates	—	14,966

Total investment income	5,096	2,268,492

Expenses
Investment advisory fees	18,232	466,735
Interest expense (see note 2):	—	43,257
Other expenses	173	2,825

Total expenses	18,405	512,817

Less fees waived (see note 3):
Waiver	(11)	(1,367)

Net expenses	18,394	511,450

Net investment income (loss)	(13,298)	1,757,042

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(413,442)	(5,711,280)
Investments in affiliates	(29,201)	—
In-kind redemptions	(16,368)	1,367,866
In-kind redemptions in affiliates	(19,327)	—
Futures contracts	(5,157)	348,824
Foreign currency transactions	(1,520)	(148,052)
Forward foreign currency contracts	641,385	29,291,047

Net realized gain (loss)	156,370	25,148,405

Net change in unrealized appreciation (depreciation) on:
Investments	(91,569)	1,252,128
Investments in affiliates	35,853	23
Futures contracts	2,284	27,482
Foreign currency translations	(5,229)	111,764
Forward foreign currency contracts	(229,688)	(15,268,609)

Net change in unrealized appreciation (depreciation)	(288,349)	(13,877,212)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(131,979)	11,271,193

Net Increase (Decrease) in Net Assets Resulting from Operations	$(145,277)	$13,028,235

* Unaffiliated foreign tax withheld	$719	$247,513

See Notes to Financial Statements.	87

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers MSCI All World ex US Hedged Equity ETF		Xtrackers MSCI Emerging Markets Hedged Equity ETF
	For the Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,637,106	$3,790,573	$1,433,327	$2,206,226
Net realized gain (loss)	9,443,797	11,166,776	2,880,832	2,104,464
Net change in net unrealized appreciation (depreciation)	(10,775,050)	(20,502,502)	(9,063,929)	(25,281,095)

Net increase (decrease) in net assets resulting from operations	305,853	(5,545,153)	(4,749,770)	(20,970,405)

Distributions to Shareholders	(1,711,201)	(2,755,823)	(1,115,581)	(1,932,852)

Fund Shares Transactions
Proceeds from shares sold	—	38,846,234	2,054,311	10,392,890
Value of shares redeemed	(11,041,632)	—	—	(7,486,062)

Net increase (decrease) in net assets resulting from fund share transactions	(11,041,632)	38,846,234	2,054,311	2,906,828

Total net increase (decrease) in Net Assets	(12,446,980)	30,545,258	(3,811,040)	(19,996,429)

Net Assets
Beginning of period	155,684,222	125,138,964	97,458,184	117,454,613

End of period	$143,237,242	$155,684,222	$93,647,144	$97,458,184

Changes in Shares Outstanding
Shares outstanding, beginning of period	4,950,001	3,750,001	4,100,800	4,000,800
Shares sold	—	1,200,000	100,000	400,000
Shares redeemed	(350,000)	—	—	(300,000)

Shares outstanding, end of period	4,600,001	4,950,001	4,200,800	4,100,800

See Notes to Financial Statements.	88

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Europe Hedged Equity ETF		Xtrackers MSCI Eurozone Hedged Equity ETF
	For the Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$5,378,652	$16,144,511	$55,934	$344,293
Net realized gain (loss)	33,806,451	88,684,890	915,360	2,307,837
Net change in net unrealized appreciation (depreciation)	(30,194,822)	(89,272,383)	(761,332)	(3,058,939)

Net increase (decrease) in net assets resulting from operations	8,990,281	15,557,018	209,962	(406,809)

Distributions to Shareholders	(7,843,237)	(11,268,402)	(206,410)	(261,109)

Fund Shares Transactions
Proceeds from shares sold	—	78,587,519	—	—
Value of shares redeemed	(47,503,939)	(119,387,070)	(1,771,612)	(1,813,038)

Net increase (decrease) in net assets resulting from fund share transactions	(47,503,939)	(40,799,551)	(1,771,612)	(1,813,038)

Total net increase (decrease) in Net Assets	(46,356,895)	(36,510,935)	(1,768,060)	(2,480,956)

Net Assets
Beginning of period	526,595,899	563,106,834	12,687,210	15,168,166

End of period	$480,239,004	$526,595,899	$10,919,150	$12,687,210

Changes in Shares Outstanding
Shares outstanding, beginning of period	15,350,001	16,550,001	350,001	400,001
Shares sold	—	2,250,000	—	—
Shares redeemed	(1,450,000)	(3,450,000)	(50,000)	(50,000)

Shares outstanding, end of period	13,900,001	15,350,001	300,001	350,001

See Notes to Financial Statements.	89

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Germany Hedged Equity ETF		Xtrackers MSCI Japan Hedged Equity ETF
	For the Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(13,298)	$260,783	$1,757,042	$3,125,480
Net realized gain (loss)	156,370	2,289,243	25,148,405	31,413,571
Net change in net unrealized appreciation (depreciation)	(288,349)	(3,573,222)	(13,877,212)	(31,093,217)

Net increase (decrease) in net assets resulting from operations	(145,277)	(1,023,196)	13,028,235	3,445,834

Distributions to Shareholders	(239,488)	(263,720)	(1,463,693)	(4,701,108)

Fund Shares Transactions
Proceeds from shares sold	—	—	54,230,740	9,961,877
Value of shares redeemed	(1,278,801)	(3,221,344)	(14,664,697)	(16,999,026)

Net increase (decrease) in net assets resulting from fund share transactions	(1,278,801)	(3,221,344)	39,566,043	(7,037,149)

Total net increase (decrease) in Net Assets	(1,663,566)	(4,508,260)	51,130,585	(8,292,423)

Net Assets
Beginning of period	10,116,350	14,624,610	190,512,031	198,804,454

End of period	$8,452,784	$10,116,350	$241,642,616	$190,512,031

Changes in Shares Outstanding
Shares outstanding, beginning of period	350,800	450,800	3,900,800	4,050,800
Shares sold	—	—	1,100,000	200,000
Shares redeemed	(50,000)	(100,000)	(300,000)	(350,000)

Shares outstanding, end of period	300,800	350,800	4,700,800	3,900,800

See Notes to Financial Statements.	90

DBX ETF Trust

Financial Highlights

Xtrackers MSCI All World ex US Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2022 (Unaudited)		Years Ended May 31,
			2022		2021	2020		2019		2018
Net Asset Value, beginning of period	$31.45		$33.37		$25.63	$26.61		$27.71		$26.20

Income (loss) from investment operations:
Net investment income (loss) (a)	0.35		0.88		0.64	0.62		0.73		0.67
Net realized and unrealized gain (loss)	(0.29)		(2.11)		7.73	(0.76)		(1.12)		1.51

Total from investment operations	0.06		(1.23)		8.37	(0.14)		(0.39)		2.18

Less distributions from:
Net investment income	(0.37)		(0.69)		(0.63)	(0.84)		(0.71)		(0.67)

Total distributions	(0.37)		(0.69)		(0.63)	(0.84)		(0.71)		(0.67)

Net Asset Value, end of period	$31.14		$31.45		$33.37	$25.63		$26.61		$27.71

Total Return (%)	0.27	**(b)	(3.79	)(b)	33.10 (b)	(0.78	)(b)	(1.30	)(b)	8.43

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	143		156		125	99		98		127
Ratio of expenses before fee waiver (%)	0.43	*	0.40		0.40	0.41		0.41		0.40
Ratio of expenses after fee waiver (%)	0.43	*	0.40		0.40	0.41		0.41		0.40
Ratio of net investment income (loss) (%)	2.38	*	2.69		2.15	2.29		2.74		2.46
Portfolio turnover rate (%) (c)	8	**	6		14	10		13		11

Xtrackers MSCI Emerging Markets Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2022 (Unaudited)		Years Ended May 31,
			2022		2021	2020		2019		2018
Net Asset Value, beginning of period	$23.77		$29.36		$21.03	$21.81		$23.91		$21.47

Income (loss) from investment operations:
Net investment income (loss) (a)	0.35		0.53		0.39	0.58		0.52		0.41
Net realized and unrealized gain (loss)	(1.56)		(5.65)		8.42	(0.74)		(2.02)		2.39

Total from investment operations	(1.21)		(5.12)		8.81	(0.16)		(1.50)		2.80

Less distributions from:
Net investment income	(0.27)		(0.47)		(0.48)	(0.62)		(0.60)		(0.36)

Total distributions	(0.27)		(0.47)		(0.48)	(0.62)		(0.60)		(0.36)

Net Asset Value, end of period	$22.29		$23.77		$29.36	$21.03		$21.81		$23.91

Total Return (%)	(5.05	)**(b)	(17.67	)(b)	42.20 (b)	(1.01	)(b)	(6.18	)(b)	13.09

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	94		97		117	89		112		195
Ratio of expenses before fee waiver (%)	0.67	*	0.65		0.65	0.66		0.66		0.65
Ratio of expenses after fee waiver (%)	0.67	*	0.65		0.65	0.66		0.66		0.65
Ratio of net investment income (loss) (%)	3.16	*	2.00		1.48	2.62		2.29		1.74
Portfolio turnover rate (%) (c)	6	**	14		13	20		13		15

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	91

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Europe Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2022 (Unaudited)		Years Ended May 31,
			2022		2021	2020		2019	2018
Net Asset Value, beginning of period	$34.31		$34.02		$26.91	$28.31		$28.71	$28.29

Income (loss) from investment operations:
Net investment income (loss) (a)	0.36	(b)	0.97		0.77	0.52		0.75	0.68
Net realized and unrealized gain (loss)	0.39		(0.00	)(c)	7.07	(1.06)		(0.26)	0.39

Total from investment operations	0.75		0.97		7.84	(0.54)		0.49	1.07

Less distributions from:
Net investment income	(0.51)		(0.68)		(0.73)	(0.86)		(0.89)	(0.65)

Total distributions	(0.51)		(0.68)		(0.73)	(0.86)		(0.89)	(0.65)

Net Asset Value, end of period	$34.55		$34.31		$34.02	$26.91		$28.31	$28.71

Total Return (%)	2.33	**(d)	2.85	(d)	29.68 (d)	(2.16	)(d)	1.88 (d)	3.82

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	480		527		563	487		849	1,543
Ratio of expenses before fee waiver (%)	0.49		0.45		0.45	0.46		0.47	0.45
Ratio of expenses after fee waiver (%)	0.49		0.45		0.45	0.46		0.47	0.45
Ratio of net investment income (loss) (%)	1.72	*(b)	2.77		2.58	1.79		2.67	2.41
Portfolio turnover rate (%) (e)	6	**	5		9	13		7	11

Xtrackers MSCI Eurozone Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2022 (Unaudited)		Years Ended May 31,
			2022		2021	2020		2019		2018
Net Asset Value, beginning of period	$36.25		$37.92		$28.10	$29.80		$30.90		$30.29

Income (loss) from investment operations:
Net investment income (loss) (a)	0.17		0.88		0.76	0.40		0.71		0.62
Net realized and unrealized gain (loss)	0.57		(1.90)		9.71	(1.15)		(1.13)		0.63

Total from investment operations	0.74		(1.02)		10.47	(0.75)		(0.42)		1.25

Less distributions from:
Net investment income	(0.59)		(0.65)		(0.65)	(0.95)		(0.68)		(0.64)

Total distributions	(0.59)		(0.65)		(0.65)	(0.95)		(0.68)		(0.64)

Net Asset Value, end of period	$36.40		$36.25		$37.92	$28.10		$29.80		$30.90

Total Return (%)	2.21	**(d)	(2.77	)(d)	37.79 (d)	(2.80	)(d)	(1.34	)(d)	4.19

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	11		13		15	21		31		42
Ratio of expenses before fee waiver (%)	0.46	*	0.45		0.45	0.47		0.47		0.45
Ratio of expenses after fee waiver (%)	0.46	*	0.45		0.45	0.46		0.47		0.45
Ratio of net investment income (loss) (%)	0.94	*	2.32		2.37	1.31		2.42		2.05
Portfolio turnover rate (%) (e)	8	**	7		10	11		5		14

(a)	Based on average shares outstanding during the period.
(b)

Net investment income per share and the ratio of net investment income include non-recurring foreign dividend reclaims and related interest amounting to $0.12 per share. Excluding these non-recurring amounts which are included in Unaffiliated dividend income and Other income, respectively in the Statement of Operations, the net investment income ratio would have been 1.36%.

(c)	Less than 0.005.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	92

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Germany Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2022 (Unaudited)		Years Ended May 31,
			2022		2021	2020	2019		2018
Net Asset Value, beginning of period	$28.84		$32.44		$25.49	$25.77	$27.93		$27.87

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.04)		0.66		0.95	0.24	0.53		0.57
Net realized and unrealized gain (loss)	(0.02)		(3.67)		6.84	0.08	(2.02)		(0.09)

Total from investment operations	(0.06)		(3.01)		7.79	0.32	(1.49)		0.48

Less distributions from:
Net investment income	(0.68)		(0.59)		(0.84)	(0.60)	(0.67)		(0.42)

Total distributions	(0.68)		(0.59)		(0.84)	(0.60)	(0.67)		(0.42)

Net Asset Value, end of period	$28.10		$28.84		$32.44	$25.49	$25.77		$27.93

Total Return (%)	0.02	**(b)	(9.49	)(b)	31.15 (b)	1.15 (b)	(5.48	)(b)	1.73

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	8		10		15	15	23		36
Ratio of expenses before fee waiver (%)	0.45	*	0.45		0.45	0.45	0.46		0.45
Ratio of expenses after fee waiver (%)	0.45	*	0.45		0.45	0.45	0.46		0.45
Ratio of net investment income (loss) (%)	(0.33	)*	2.10		3.29	0.90	2.03		2.04
Portfolio turnover rate (%) (c)	10	**	7		15	14	11		17

Xtrackers MSCI Japan Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2022 (Unaudited)		Years Ended May 31,
			2022	2021	2020	2019		2018
Net Asset Value, beginning of period	$48.84		$49.08	$39.80	$37.95	$42.95		$38.65

Income (loss) from investment operations:
Net investment income (loss) (a)	0.42		0.79	0.62	0.67	0.64		0.52
Net realized and unrealized gain (loss)	2.51		0.13	9.82	2.27	(4.24)		4.69

Total from investment operations	2.93		0.92	10.44	2.94	(3.60)		5.21

Less distributions from:
Net investment income	(0.37)		(1.16)	(1.16)	(1.09)	(1.40)		(0.91)

Total distributions	(0.37)		(1.16)	(1.16)	(1.09)	(1.40)		(0.91)

Net Asset Value, end of period	$51.40		$48.84	$49.08	$39.80	$37.95		$42.95

Total Return (%)	6.08	**(b)	1.87 (b)	26.96 (b)	7.88 (b)	(8.59	)(b)	13.74

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	242		191	199	221	414		1,153
Ratio of expenses before fee waiver (%)	0.49	*	0.45	0.45	0.46	0.47		0.46
Ratio of expenses after fee waiver (%)	0.49	*	0.45	0.45	0.46	0.47		0.46
Ratio of net investment income (loss) (%)	1.69	*	1.61	1.41	1.69	1.55		1.24
Portfolio turnover rate (%) (c)	8	**	6	12	12	15		12

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	93

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2022, the Trust consists of thirty-eight investment series of exchange-traded funds (“ETFs”)(each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers MSCI All World ex US Hedged Equity ETF

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Xtrackers MSCI Europe Hedged Equity ETF

Xtrackers MSCI Eurozone Hedged Equity ETF

Xtrackers MSCI Germany Hedged Equity ETF

Xtrackers MSCI Japan Hedged Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers MSCI All World ex US Hedged Equity ETF	MSCI ACWI ex USA US Dollar Hedged Index
Xtrackers MSCI Emerging Markets Hedged Equity ETF	MSCI EM US Dollar Hedged Index
Xtrackers MSCI Europe Hedged Equity ETF	MSCI Europe US Dollar Hedged Index
Xtrackers MSCI Eurozone Hedged Equity ETF	MSCI EMU IMI US Dollar Hedged Index
Xtrackers MSCI Germany Hedged Equity ETF	MSCI Germany US Dollar Hedged Index
Xtrackers MSCI Japan Hedged Equity ETF	MSCI Japan US Dollar Hedged Index

The MSCI ACWI ex USA US Dollar Hedged Index is designed to track the performance of equity securities in developed and emerging stock markets (excluding the United States), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI EM US Dollar Hedged Index is designed to track emerging market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI Europe US Dollar Hedged Index is designed to track the performance of the developed markets in Europe, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI EMU IMI US Dollar Hedged Index is designed to track the performance of equity securities based in the countries in the European Monetary Union (the “EMU”), while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Germany US Dollar Hedged Index is designed to track the performance of the German equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Japan US Dollar Hedged Index is designed to track the performance of the Japanese equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

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Notes to Financial Statements (Unaudited) (Continued)

The MSCI Hedged Underlying Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of the following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF are diversified series of the Trust. Xtrackers MSCI Germany Hedged Equity ETF is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. In addition, each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales

95

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Notes to Financial Statements (Unaudited) (Continued)

are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

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Notes to Financial Statements (Unaudited) (Continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2022, the Funds did not incur any interest or penalties.

At May 31, 2022, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers MSCI Emerging Markets Hedged Equity ETF	$10,907,023	$8,694,383	$19,601,406
Xtrackers MSCI Europe Hedged Equity ETF	—	73,521,123	73,521,123
Xtrackers MSCI Eurozone Hedged Equity ETF	—	1,077,777	1,077,777
Xtrackers MSCI Germany Hedged Equity ETF	1,164,407	5,795,783	6,960,190
Xtrackers MSCI Japan Hedged Equity ETF	57,421,520	80,209,771	137,631,291

As of May 31, 2022, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers MSCI All World ex US Hedged Equity ETF	$149,267,042	$7,430,642	$22,393,618	$(14,962,976)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	84,226,860	13,110,909	27,915,430	(14,804,521)
Xtrackers MSCI Europe Hedged Equity ETF	582,965,621	(47,641,109)	38,285,032	(85,926,141)
Xtrackers MSCI Eurozone Hedged Equity ETF	13,993,059	(361,526)	1,892,016	(2,253,542)
Xtrackers MSCI Germany Hedged Equity ETF	12,118,805	(2,012,256)	741,178	(2,753,434)
Xtrackers MSCI Japan Hedged Equity ETF	199,853,706	(12,945,872)	17,416,857	(30,362,729)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of November 30, 2022, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

In consideration of recent decisions rendered by European courts, Xtrackers MSCI Europe Hedged Equity ETF has filed for additional reclaims (“EU reclaims”) related to prior years. A corresponding receivable is established when both the amount is known and significant contingencies or uncertainties regarding collectability are removed. These amounts, if any, are reported in dividends and interest receivable in the Statement of Assets and Liabilities. During the six months ended November 30, 2022, the Fund received reclaims and interest related to EU reclaims, which is reported in unaffiliated dividend income and other income in the Statement of Operations. Expenses incurred related to filing EU reclaims are recorded in other expenses in the Statement of Operations.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

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Notes to Financial Statements (Unaudited) (Continued)

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2022, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of November 30, 2022) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2022, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2022

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers MSCI All World ex US Hedged Equity ETF
Common Stocks	$883,140	$169	$11,218	$1,412,905	$2,307,432

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$2,307,432

Xtrackers MSCI Emerging Markets Hedged Equity ETF
Common Stocks	$267,405	$—	$7,409	$976,833	$1,251,647

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,251,647

Xtrackers MSCI Europe Hedged Equity ETF
Common Stocks	$4,340,635	$—	$1,998,285	$8,988,174	$15,327,094

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$15,327,094

Xtrackers MSCI Eurozone Hedged Equity ETF
Common Stocks	$136,552	$—	$9,965	$56,156	$202,673
Exchange-Traded Funds	$17,500	$—	$—	$—	$17,500

Total Borrowings	$154,052	$—	$9,965	$56,156	$220,173

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$220,173

Xtrackers MSCI Japan Hedged Equity ETF
Common Stocks	$649,356	$—	$—	$1,461,767	$2,111,123

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$2,111,123

As of November 30, 2022, MSCI Germany Hedged Equity ETF had no securities on loan.

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Notes to Financial Statements (Unaudited) (Continued)

Derivatives

Forward Foreign Currency Contracts    Each Fund may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2022, Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF and Xtrackers MSCI Eurozone Hedged Equity ETF, invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. Similarly, the Xtrackers MSCI Germany Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF each invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against the euro and the Japanese yen, respectively.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of November 30, 2022 is included in a table following the Funds’ Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non U.S currencies during the period ended November 30, 2022.

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2022, Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF, Xtrackers MSCI Germany Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF utilized futures in order to simulate investments in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2022 is included in a table following the Funds’ Schedule of Investments.

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The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2022 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI All World ex US Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$303,532	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,175,015	Unrealized depreciation on forward foreign currency contracts	7,053,652

	Total	$1,478,547	Total	$7,053,652

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$148,564	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	410,138	Unrealized depreciation on forward foreign currency contracts	2,893,323

	Total	$558,702	Total	$2,893,323

Xtrackers MSCI Europe Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$249,970	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	5,043,605	Unrealized depreciation on forward foreign currency contracts	28,077,288

	Total	$5,293,575	Total	$28,077,288

Xtrackers MSCI Eurozone Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$10,154	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	110,156	Unrealized depreciation on forward foreign currency contracts	622,072

	Total	$120,310	Total	$622,072

Xtrackers MSCI Germany Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$4,937	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	84,617	Unrealized depreciation on forward foreign currency contracts	478,741

	Total	$89,554	Total	$478,741

Xtrackers MSCI Japan Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$63,453	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,452,470	Unrealized depreciation on forward foreign currency contracts	18,810,963

	Total	$2,515,923		$18,810,963

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

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Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2022 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers MSCI All World ex US Hedged Equity ETF	$(169,026)	$10,861,451	$10,692,425
Xtrackers MSCI Emerging Markets Hedged Equity ETF	(64,438)	5,008,983	4,944,545
Xtrackers MSCI Europe Hedged Equity ETF	146,192	37,643,333	37,789,525
Xtrackers MSCI Eurozone Hedged Equity ETF	2,731	836,908	839,639
Xtrackers MSCI Germany Hedged Equity ETF	(5,157)	641,385	636,228
Xtrackers MSCI Japan Hedged Equity ETF	348,824	29,291,047	29,639,871

Net Change in Unrealized Appreciation (Depreciation) on:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers MSCI All World ex US Hedged Equity ETF	$246,390	$(4,542,023)	$(4,295,633)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	121,504	(1,886,566)	(1,765,062)
Xtrackers MSCI Europe Hedged Equity ETF	126,808	(17,050,133)	(16,923,325)
Xtrackers MSCI Eurozone Hedged Equity ETF	5,283	(303,607)	(298,324)
Xtrackers MSCI Germany Hedged Equity ETF	2,284	(229,688)	(227,404)
Xtrackers MSCI Japan Hedged Equity ETF	27,482	(15,268,609)	(15,241,127)

For the period ended November 30, 2022 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)
Xtrackers MSCI All World ex US Hedged Equity ETF	$3,169,286	$(137,067,415)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	1,353,027	(89,614,875)
Xtrackers MSCI Europe Hedged Equity ETF	11,660,388	(478,618,656)
Xtrackers MSCI Eurozone Hedged Equity ETF	65,911	(10,829,903)
Xtrackers MSCI Germany Hedged Equity ETF	95,784	(8,257,030)
Xtrackers MSCI Japan Hedged Equity ETF	3,787,083	(205,481,467)

As of November 30, 2022, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Funds may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Interest expense on the Statements of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to

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netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received (a)	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged (a)	Net Amount of Derivatives Liabilities
Xtrackers MSCI All World ex US Hedged Equity ETF
Goldman Sachs & Co.	$362,182	$(362,182)	$—	$—	$2,256,686	$(362,182)	$(1,760,000)	$134,504
JP Morgan & Chase Co.	441,701	(441,701)	—	—	2,617,064	(441,701)	(2,020,000)	155,363
RBC Capital Markets	371,132	(371,132)	—	—	2,179,902	(371,132)	(1,808,770)	—

	$1,175,015	$(1,175,015)	$—	$—	$7,053,652	$(1,175,015)	$(5,588,770)	$289,867

Xtrackers MSCI Emerging Markets Hedged Equity ETF
Goldman Sachs & Co.	$104,413	$(104,413)	$—	$—	$583,767	$(104,413)	$(380,000)	$99,354
JP Morgan & Chase Co.	179,367	(179,367)	—	—	1,314,867	(179,367)	(830,000)	305,500
RBC Capital Markets	126,358	(126,358)	—	—	994,689	(126,358)	(740,000)	128,331

	$410,138	$(410,138)	$—	$—	$2,893,323	$(410,138)	$(1,950,000)	$533,185

Xtrackers MSCI Europe Hedged Equity ETF
Goldman Sachs & Co.	$1,614,085	$(1,614,085)	$—	$—	$9,148,909	$(1,614,085)	$(6,120,000)	$1,414,824
JP Morgan & Chase Co.	1,684,740	(1,684,740)	—	—	9,225,806	(1,684,740)	(6,730,000)	811,066
RBC Capital Markets	1,744,780	(1,744,780)	—	—	9,702,573	(1,744,780)	(7,160,000)	797,793

	$5,043,605	$(5,043,605)	$—	$—	$28,077,288	$(5,043,605)	$(20,010,000)	$3,023,683

Xtrackers MSCI Eurozone Hedged Equity ETF
Goldman Sachs & Co.	$40,458	$(40,458)	$—	$—	$226,994	$(40,458)	$—	$186,536
JP Morgan & Chase Co.	34,752	(34,752)	—	—	198,949	(34,752)	—	164,197
RBC Capital Markets	34,946	(34,946)	—	—	196,129	(34,946)	(20,000)	141,183

	$110,156	$(110,156)	$—	$—	$622,072	$(110,156)	$(20,000)	$491,916

Xtrackers MSCI Germany Hedged Equity ETF
Goldman Sachs & Co.	$24,988	$(24,988)	$—	$—	$144,123	$(24,988)	$—	$119,135
JP Morgan & Chase Co.	31,023	(31,023)	—	—	174,066	(31,023)	—	143,043
RBC Capital Markets	28,606	(28,606)	—	—	160,552	(28,606)	—	131,946

	$84,617	$(84,617)	$—	$—	$478,741	$(84,617)	$—	$394,124

Xtrackers MSCI Japan Hedged Equity ETF
Goldman Sachs & Co.	$720,697	$(720,697)	$—	$—	$6,272,426	$(720,697)	$(4,970,000)	$581,729
JP Morgan & Chase Co.	742,072	(742,072)	—	—	5,625,455	(742,072)	(4,340,000)	543,383
RBC Capital Markets	989,701	(989,701)	—	—	6,913,082	(989,701)	(5,720,000)	203,381

	$2,452,470	$(2,452,470)	$—	$—	$18,810,963	$(2,452,470)	$(15,030,000)	$1,328,493

(a)	The actual collateral received or pledged may be more than amount shown.

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

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Notes to Financial Statements (Unaudited) (Continued)

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers MSCI All World ex US Hedged Equity ETF	0.40%
Xtrackers MSCI Emerging Markets Hedged Equity ETF	0.65%
Xtrackers MSCI Europe Hedged Equity ETF	0.45%
Xtrackers MSCI Eurozone Hedged Equity ETF	0.45%
Xtrackers MSCI Germany Hedged Equity ETF	0.45%
Xtrackers MSCI Japan Hedged Equity ETF	0.45%

The Advisor for the funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated cash management vehicles. For the period ended November 30, 2022, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers MSCI All World ex US Hedged Equity ETF	$920
Xtrackers MSCI Emerging Markets Hedged Equity ETF	281
Xtrackers MSCI Europe Hedged Equity ETF	3,369
Xtrackers MSCI Eurozone Hedged Equity ETF	6
Xtrackers MSCI Germany Hedged Equity ETF	11
Xtrackers MSCI Japan Hedged Equity ETF	1,367

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees.

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Notes to Financial Statements (Unaudited) (Continued)

4. Investment Portfolio Transactions

For the period ended November 30, 2022, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers MSCI All World ex US Hedged Equity ETF	$12,068,580	$11,151,506
Xtrackers MSCI Emerging Markets Hedged Equity ETF	8,570,751	5,394,232
Xtrackers MSCI Europe Hedged Equity ETF	49,561,489	26,656,771
Xtrackers MSCI Eurozone Hedged Equity ETF	1,301,293	827,373
Xtrackers MSCI Germany Hedged Equity ETF	989,268	828,563
Xtrackers MSCI Japan Hedged Equity ETF	32,324,014	15,263,120

For the period ended November 30, 2022, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers MSCI All World ex US Hedged Equity ETF	$—	$8,894,655
Xtrackers MSCI Emerging Markets Hedged Equity ETF	303,904	—
Xtrackers MSCI Europe Hedged Equity ETF	—	46,048,639
Xtrackers MSCI Eurozone Hedged Equity ETF	—	1,751,909
Xtrackers MSCI Germany Hedged Equity ETF	—	1,224,360
Xtrackers MSCI Japan Hedged Equity ETF	52,021,205	14,082,209

5. Fund Share Transactions

As of November 30, 2022, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Payments by Affiliates

During the period ended November 30, 2022, the Advisor agreed to reimburse Xtrackers MSCI Europe Hedged Equity ETF $48 for a loss due to a FX trade executed incorrectly. The amount compensated was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

7. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets. There is also substantially less publicly available information about emerging market issuers than there is about issuers in developed countries. Therefore, disclosure of certain material information may not be made, and less information may be available to the Funds and other investors than would be the case if the Funds’ investments were restricted to securities of issuers in developed countries. Investments in emerging markets are often considered speculative.

Russia’s recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the

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Notes to Financial Statements (Unaudited) (Continued)

resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Funds’ investments, even beyond any direct exposure the Funds may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial.

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade limitations; restrictions on foreign ownership; custody risks associated with investing through Shanghai — Hong Kong and Shenzhen — Hong Kong Stock Connect programs, Renminbi Qualified Foreign Institutional Investor program or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; and different and less stringent financial reporting standards. In addition, in June 2021, President Biden issued an executive order (“CMIC Order”) prohibiting U.S. persons, including the Funds, from purchasing or selling publicly traded securities (including publicly traded securities that are derivative of, or designed to provide exposure to, such securities) of any Chinese company identified as a “Chinese Military-Industrial Complex Company” (“CMIC”). This prohibition, effective August 2, 2021, expands on similar sanctions imposed by the prior administration on certain designated Chinese military companies (“CCMCs”) that took effect in January 2021. To the extent that any company in an Underlying Index is identified as a CMIC at any time (or was previously designated as a CCMC), it may have material adverse effect on a fund’s ability to track its Underlying Index.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate (SOFR) plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at November 30, 2022.

9. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, which at times has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Funds’ and their investments may be adversely affected by the effects of the COVID-19 pandemic. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in the Funds’ accounting and financial reporting.

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Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

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This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. The U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies. To the extent that an Underlying Index includes such a security, and the Fund excludes it, the Fund’s tracking error may increase, and the performance of the Fund and Underlying Index may diverge. The European financial markets have recently experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the exchange rate of the euro, the common currency of certain EU countries, and may continue to significantly affect every country in Europe, including countries that do not use the euro. Italy, Portugal and Spain currently have high levels of debt and public spending, which may stifle economic growth, contribute to prolonged periods of recession or lower sovereign debt ratings and adversely impact investments in the Fund. The Funds’ use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. DBGR is non-diversified and can take larger positions in fewer issues, increasing the Fund’s potential risk. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Funds and their investments.

On January 31, 2020, the United Kingdom officially withdrew from the EU pursuant to a withdrawal agreement, providing for a transition period in which the United Kingdom negotiated and finalized a trade deal with the EU, the EU-UK Trade and Cooperation Agreement provisionally applied effective January 1, 2021. As a result, as of January 1, 2021 the United Kingdom is no longer part of the EU customs union and single market, nor is it subject to EU policies and international agreements. The long-term impact of the United Kingdom’s withdrawal from the EU is still unknown and could have adverse economic and political effects on the United Kingdom, the EU and its member countries, and the global economy, including financial markets and asset valuations.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2023 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY, 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-049077-7 (1/23) DBX005408 (1/24)

November 30, 2022

Semi-Annual Report

DBX ETF Trust

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report on our Xtrackers MSCI EAFE Hedged Equity ETF for the period ended November 30, 2022.

Mounting inflation, rising COVID-19 cases in China, a surging greenback, and escalating trade concerns with Russia weighed on global markets during the period. Major central banks across the world hiked interest rates to curb inflation, despite fears that doing so could tip the global economy into a recession. However, rising hopes of a slowdown in the pace of rate hikes by the U.S. Federal Reserve (Fed) boosted investor sentiment and supported gains for the markets. Despite reeling under high inflation, U.S. markets staged a turnaround toward the end of the period and posted their first back-to-back monthly gains since 2021. The U.S. labor market remained resilient, with the unemployment rate remaining unchanged at 3.7%. Fed officials, meanwhile, noted consecutive rate hikes have had little impact on soaring inflation. The Fed approved a fourth consecutive rate hike by 75 bps1, bringing rates in the U.S. to their highest level since 2008. Eurozone continued reeling under high energy prices, Russia’s war with Ukraine, and decades-high inflation throughout the period.

The Eurozone recovered on higher-than-expected corporate earnings and hopes of a slowdown in rate hikes by the European Central Bank (ECB) after inflation cooled in the Eurozone. The region, however, kept reeling under high energy prices, Russia’s war with Ukraine, and decades-high inflation throughout the period. The manufacturing and services sectors remained dull, and business activity had contracted for five straight months by November. The ECB hiked rates three times from July to October, in a bid to counter red-hot inflation. Despite having cooled marginally, prices in the region remain at historical highs. Meanwhile, European markets rose after Liz Truss resigned after 45 days as the UK’s prime minister. Newly appointed Prime Minister Rishi Sunak promised a supportive approach to restoring the UK’s economic stability. In France, the manufacturing sector recovered slightly at the end of the period on easing price pressures. However, its manufacturing PMI2 had contracted for three consecutive months by November. Germany’s manufacturing activity also improved, but the country’s manufacturing sector continued to witness a contraction. Housing-sector activity also declined, resulting in a slump in construction activity.

In Japan, markets were buoyed by expectations of reduced monetary tightening by the Fed. Japan’s GDP3, however, contracted in the third quarter for the first time in a year. The contraction came on the back of spike in inflation, weakness in the yen, and high import costs. The Japanese government also announced new measures to tackle unprecedented levels of inflation.

Fresh COVID-19 cases, the Zero-COVID policy, and softness in its property market wreaked havoc on China’s economy. However, markets improved toward the end of the period. China’s economy recovered at a faster-than-expected rate in the third quarter, with GDP3 increasing by 3.9% year on year. Australian markets recovered toward the end of the period on steady consumer spending and improving manufacturing activity.

We believe the global economy is likely to witness weaker growth ahead, weighed down by record-high inflation and high retail inventories. We expect global inflation to peak in the fourth quarter of 2022. While the U.S. might narrowly miss a recession in 2023, the Eurozone is expected to witness a contraction in GDP3. Meanwhile, slowing demand and declining housing prices are likely to help reduce inflation levels and prompt the world’s major central banks to pause or scale back further rate hikes.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Basis points (bps) are a unit of measurement equal to 1/100th of 1 percent and a standard measure for interest rates.

2 Purchasing Managers’ Indexes (PMI) are economic indicators derived from monthly surveys of private sector companies.

3 The gross domestic product (GDP) is the monetary value of all the finished goods and services produced within a country’s borders in a specific time period.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

The Xtrackers MSCI EAFE Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track developed market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2022 (14.5% of Net Assets)

Description	% of Net Assets
Nestle SA (Switzerland)	2.2%
Roche Holding AG (Switzerland)	1.6%
ASML Holding NV (Netherlands)	1.6%
Shell PLC (United Kingdom)	1.4%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.4%
AstraZeneca PLC (United Kingdom)	1.4%
Novo Nordisk A/S (Denmark)	1.4%
Novartis AG (Switzerland)	1.3%
BHP Group Ltd. (Australia)	1.1%
TotalEnergies SE (France)	1.1%

Country Diversification* as of November 30, 2022

Japan	21.9%
United Kingdom	14.7%
France	11.5%
Switzerland	10.8%
Germany	8.1%
Australia	8.0%
Netherlands	4.7%
Sweden	3.2%
Hong Kong	2.8%
Denmark	2.7%
Spain	2.4%
Italy	2.0%
Other	7.2%

Total	100.0%

Sector Diversification* as of November 30, 2022

Financials	18.0%
Industrials	15.2%
Health Care	13.4%
Consumer Discretionary	11.3%
Consumer Staples	10.5%
Information Technology	8.2%
Materials	7.8%
Energy	5.1%
Communication Services	4.5%
Utilities	3.4%
Real Estate	2.6%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 4.

2

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. In the most recent six-month period the Fund limited these expenses; had it not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Annualized Expense Ratio(1)	Expenses Paid During the Period Per $1,000(2)
Xtrackers MSCI EAFE Hedged Equity ETF
Actual	$1,000.00	$1,029.80	0.38%	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

(1) Includes interest expense on collateral received on forward foreign currency contracts of 0.03%.

(2) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

3

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.9%
Australia — 7.8%
Ampol Ltd.	69,818	$1,354,851
APA Group (a)	357,872	2,718,115
Aristocrat Leisure Ltd.	179,727	4,273,301
ASX Ltd.	59,415	2,841,910
Aurizon Holdings Ltd.	554,081	1,432,875
Australia & New Zealand Banking Group Ltd.	884,976	14,860,765
BHP Group Ltd.	1,488,413	45,987,066
BlueScope Steel Ltd.	144,592	1,720,427
Brambles Ltd.	390,245	3,207,683
Cochlear Ltd.	19,471	2,828,741
Coles Group Ltd.	391,899	4,508,726
Commonwealth Bank of Australia	499,277	36,552,069
Computershare Ltd.	161,593	3,053,527
CSL Ltd.	141,267	28,776,050
Dexus REIT	310,614	1,686,635
Endeavour Group Ltd.	395,533	1,871,223
Fortescue Metals Group Ltd.	500,659	6,585,758
Goodman Group REIT	498,497	6,469,347
GPT Group REIT	565,230	1,718,752
IDP Education Ltd.	62,704	1,267,873
IGO Ltd.	193,300	2,020,517
Insurance Australia Group Ltd.	721,547	2,341,006
Lendlease Corp. Ltd. (a)	197,676	1,021,054
Lottery Corp. Ltd.*	641,449	2,007,119
Macquarie Group Ltd.	108,023	13,103,131
Medibank Pvt Ltd.	812,616	1,616,080
Mineral Resources Ltd.	49,921	2,962,130
Mirvac Group REIT	1,141,672	1,728,050
National Australia Bank Ltd.	927,201	19,849,317
Newcrest Mining Ltd.	270,892	3,642,425
Northern Star Resources Ltd.	348,241	2,505,508
Orica Ltd.	131,746	1,326,138
Origin Energy Ltd.	525,838	2,805,333
Pilbara Minerals Ltd.*	737,474	2,332,613
Qantas Airways Ltd.*	274,777	1,163,791
QBE Insurance Group Ltd.	440,437	3,847,444
Ramsay Health Care Ltd.	54,657	2,441,449
REA Group Ltd.	16,104	1,347,851
Reece Ltd. (b)	63,044	656,416
Rio Tinto Ltd.	108,426	8,067,393
Santos Ltd.	949,212	4,767,656
Scentre Group REIT	1,513,856	3,051,764
SEEK Ltd.	94,709	1,419,385
Sonic Healthcare Ltd.	135,448	2,967,673
South32 Ltd.	1,340,453	3,657,528
Stockland REIT	709,998	1,831,263
Suncorp Group Ltd.	367,802	2,975,777
Telstra Group Ltd.	1,174,523	3,172,887
Transurban Group (a)	909,893	8,825,362
Treasury Wine Estates Ltd.	208,985	1,957,511
Vicinity Ltd. REIT	1,118,564	1,541,228
Washington H Soul Pattinson & Co. Ltd.	64,080	1,231,324
Wesfarmers Ltd.	327,407	10,793,593
Westpac Banking Corp.	1,025,206	16,540,564

	Number of Shares	Value
Australia (Continued)
WiseTech Global Ltd.	43,737	$1,691,834
Woodside Energy Group Ltd.	554,440	14,033,207
Woolworths Group Ltd.	359,076	8,401,129

(Cost $330,497,667)		339,360,144

Austria — 0.2%
Erste Group Bank AG	103,644	3,192,419
OMV AG	44,695	2,332,924
Verbund AG	19,196	1,718,881
voestalpine AG	32,009	864,691

(Cost $7,512,862)		8,108,915

Belgium — 0.8%
Ageas SA/NV	49,054	1,963,725
Anheuser-Busch InBev SA/NV	254,388	14,837,349
D’ieteren Group	6,725	1,264,546
Elia Group SA/NV	9,597	1,358,184
Groupe Bruxelles Lambert NV	25,415	2,026,359
KBC Group NV	75,003	4,116,260
Sofina SA	4,733	1,012,613
Solvay SA	21,192	2,070,280
UCB SA	38,575	3,082,039
Umicore SA	62,972	2,241,081
Warehouses De Pauw CVA REIT	46,636	1,227,795

(Cost $46,329,642)		35,200,231

Chile — 0.0%
Antofagasta PLC (Cost $1,612,739)	113,658	1,929,453

Denmark — 2.7%
A.P. Moller — Maersk A/S, Class A	930	1,955,731
A.P. Moller — Maersk A/S, Class B	1,502	3,225,859
Carlsberg A/S, Class B	29,193	3,649,151
Chr Hansen Holding A/S	31,497	1,924,066
Coloplast A/S, Class B	35,628	4,155,433
Danske Bank A/S	206,384	3,681,742
Demant A/S*	26,966	754,594
DSV A/S	53,424	8,364,377
Genmab A/S*	19,143	8,755,723
Novo Nordisk A/S, Class B	485,433	60,041,103
Novozymes A/S, Class B	61,624	3,538,542
Orsted AS, 144A	56,658	4,918,924
Pandora A/S	27,357	2,019,484
ROCKWOOL A/S, Class B	2,387	517,501
Tryg A/S	108,457	2,511,439
Vestas Wind Systems A/S	302,220	7,588,535

(Cost $77,628,587)		117,602,204

Finland — 1.2%
Elisa OYJ	43,732	2,264,455
Fortum OYJ	128,950	2,041,632
Kesko OYJ, Class B	77,683	1,656,350
Kone OYJ, Class B	101,681	5,027,000
Neste OYJ	126,581	6,499,078
Nokia OYJ	1,571,298	7,608,091
Nordea Bank Abp	978,511	10,202,674
Orion OYJ, Class B	31,026	1,638,175
Sampo OYJ, Class A	143,270	7,236,675

See Notes to Financial Statements.	4

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Finland (Continued)
Stora Enso OYJ, Class R	165,626	$2,408,598
UPM-Kymmene OYJ	159,442	5,802,063
Wartsila OYJ Abp	143,999	1,234,427

(Cost $52,860,055)		53,619,218

France — 11.2%
Accor SA*	47,503	1,246,666
Aeroports de Paris*	9,054	1,382,619
Air Liquide SA	153,211	22,036,616
Airbus SE	173,269	19,689,178
Alstom SA (b)	95,481	2,470,030
Amundi SA, 144A	18,715	1,041,904
Arkema SA	16,842	1,474,270
AXA SA	548,229	15,414,570
BioMerieux	12,175	1,217,014
BNP Paribas SA	325,675	18,107,299
Bollore SE	253,998	1,416,704
Bouygues SA	69,240	2,129,833
Bureau Veritas SA	89,333	2,325,858
Capgemini SE	47,477	8,448,186
Carrefour SA	181,750	3,106,446
Cie de Saint-Gobain	142,417	6,482,975
Cie Generale des Etablissements Michelin SCA	196,270	5,458,279
Covivio REIT	12,653	728,120
Credit Agricole SA	361,778	3,617,842
Danone SA	187,934	9,793,857
Dassault Aviation SA	6,328	995,640
Dassault Systemes SE	193,036	7,047,642
Edenred	75,129	4,102,849
Eiffage SA	25,045	2,448,249
Electricite de France SA	162,005	2,022,990
Engie SA	536,429	8,105,185
EssilorLuxottica SA (b)	86,011	15,868,899
Eurazeo SE	12,859	800,858
Gecina SA REIT	13,577	1,317,458
Getlink SE	132,933	2,190,458
Hermes International	9,240	14,831,368
Ipsen SA	11,456	1,277,944
Kering SA	21,793	12,867,389
Klepierre SA REIT*	59,099	1,351,736
La Francaise des Jeux SAEM, 144A	31,595	1,256,589
Legrand SA	80,039	6,453,203
L’Oreal SA	70,910	26,180,333
LVMH Moet Hennessy Louis Vuitton SE	81,068	62,198,192
Orange SA (b)	584,844	5,944,697
Pernod Ricard SA (b)	60,490	11,893,633
Publicis Groupe SA	68,724	4,462,488
Remy Cointreau SA	7,002	1,200,780
Renault SA*	55,663	2,016,298
Safran SA	99,895	12,205,902
Sanofi	335,345	30,178,079
Sartorius Stedim Biotech	8,043	2,705,876
Schneider Electric SE	158,935	22,975,681
SEB SA	7,216	564,675
Societe Generale SA	238,140	5,944,929
Sodexo SA	25,624	2,445,121

	Number of Shares	Value
France (Continued)
Teleperformance	17,661	$3,958,631
Thales SA	31,784	4,040,044
TotalEnergies SE (b)	730,456	45,842,412
Ubisoft Entertainment SA*	26,879	743,451
Unibail-Rodamco-Westfield REIT*(b)	21,403	1,127,853
Unibail-Rodamco-Westfield CDI*	285,626	779,352
Valeo	59,264	1,094,645
Veolia Environnement SA	200,011	5,115,874
Vinci SA (b)	159,296	16,016,070
Vivendi SE	218,139	1,947,622
Wendel SE	7,523	692,425
Worldline SA, 144A*	71,857	3,361,111

(Cost $413,356,255)		486,162,897

Germany — 7.3%
adidas AG	51,730	6,581,289
Allianz SE	119,597	25,431,911
BASF SE	267,754	13,517,491
Bayer AG	287,924	16,592,617
Bayerische Motoren Werke AG	96,097	8,630,879
Bechtle AG	25,863	925,002
Beiersdorf AG	30,314	3,279,078
Brenntag SE	46,335	2,892,009
Carl Zeiss Meditec AG	11,828	1,589,607
Commerzbank AG*	318,873	2,656,546
Continental AG	33,496	1,996,549
Covestro AG, 144A	56,604	2,248,295
Daimler Truck Holding AG*	135,520	4,423,866
Delivery Hero SE, 144A*(b)	49,291	2,101,443
Deutsche Bank AG (c)	618,816	6,517,964
Deutsche Boerse AG	56,804	10,397,498
Deutsche Lufthansa AG*	182,953	1,457,747
Deutsche Post AG	287,718	11,326,284
Deutsche Telekom AG	949,578	19,175,679
E.ON SE	653,861	6,208,044
Evonik Industries AG	61,402	1,196,433
Fresenius Medical Care AG & Co. KGaA	60,093	1,858,475
Fresenius SE & Co. KGaA	126,413	3,493,847
GEA Group AG	46,004	1,861,255
Hannover Rueck SE	18,069	3,414,554
HeidelbergCement AG	42,781	2,320,275
HelloFresh SE*	46,077	1,121,019
Henkel AG & Co. KGaA	28,393	1,882,066
Infineon Technologies AG	382,068	12,531,728
Knorr-Bremse AG	21,761	1,228,238
LEG Immobilien SE	21,985	1,388,671
Mercedes-Benz Group AG	234,746	15,731,428
Merck KGaA	38,722	7,003,121
MTU Aero Engines AG	16,251	3,388,924
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	41,074	12,873,779
Nemetschek SE	17,826	864,418
Puma SE	32,312	1,637,483
Rational AG	1,270	783,026
Rheinmetall AG	13,057	2,641,337
RWE AG	187,230	8,182,929

See Notes to Financial Statements.	5

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Germany (Continued)
SAP SE	305,960	$33,258,200
Scout24 SE, 144A	21,982	1,188,558
Siemens AG	224,217	30,616,295
Siemens Energy AG (b)	128,342	2,111,469
Siemens Healthineers AG, 144A	84,601	4,459,896
Symrise AG	39,662	4,496,617
Telefonica Deutschland Holding AG	262,628	625,289
United Internet AG	25,173	528,616
Volkswagen AG	8,897	1,694,718
Vonovia SE	204,086	4,988,619
Zalando SE, 144A*	64,889	2,008,150

(Cost $357,560,988)		319,329,231

Hong Kong — 2.7%
AIA Group Ltd.	3,493,670	35,111,362
BOC Hong Kong Holdings Ltd.	1,096,364	3,473,970
Budweiser Brewing Co. APAC Ltd., 144A	490,732	1,407,306
CK Asset Holdings Ltd.	568,987	3,390,925
CK Hutchison Holdings Ltd.	762,747	4,423,590
CK Infrastructure Holdings Ltd.	187,622	944,001
CLP Holdings Ltd.	473,058	3,427,891
ESR Group Ltd., 144A	592,956	1,339,113
Futu Holdings Ltd., ADR*	18,010	1,107,435
Galaxy Entertainment Group Ltd.	655,132	3,916,894
Hang Lung Properties Ltd.	619,153	1,139,864
Hang Seng Bank Ltd.	227,389	3,499,211
Henderson Land Development Co. Ltd.	439,640	1,446,527
HK Electric Investments & HK Electric Investments Ltd. (a)	798,228	589,656
HKT Trust & HKT Ltd. (a)	1,095,382	1,329,444
Hong Kong & China Gas Co. Ltd.	3,361,845	2,857,866
Hong Kong Exchanges & Clearing Ltd.	350,312	13,723,743
Hongkong Land Holdings Ltd.	333,100	1,335,731
Jardine Matheson Holdings Ltd.	47,757	2,307,618
Link REIT	632,465	4,251,008
MTR Corp. Ltd.	463,211	2,226,819
New World Development Co. Ltd.	436,934	1,033,746
Power Assets Holdings Ltd.	412,103	2,118,300
Sino Land Co. Ltd.	957,559	1,190,367
SITC International Holdings Co. Ltd.	377,053	822,561
Sun Hung Kai Properties Ltd.	430,157	5,160,155
Swire Pacific Ltd., Class A	150,239	1,174,261
Swire Properties Ltd.	357,542	800,138
Techtronic Industries Co. Ltd.	415,937	4,941,647
WH Group Ltd., 144A	2,529,487	1,479,942
Wharf Real Estate Investment Co. Ltd.	501,117	2,309,605
Xinyi Glass Holdings Ltd.	506,111	969,334

(Cost $118,870,688)		115,250,030

Ireland — 1.0%
AerCap Holdings NV*	40,670	2,497,138
AIB Group PLC	295,123	950,184
Bank of Ireland Group PLC	306,817	2,492,891
CRH PLC	215,735	8,533,016
DCC PLC	29,745	1,573,464
Experian PLC	268,296	9,393,721

	Number of Shares	Value
Ireland (Continued)
Flutter Entertainment PLC*	50,023	$7,326,595
James Hardie Industries PLC CDI	132,231	2,620,753
Kerry Group PLC, Class A	47,839	4,507,198
Kingspan Group PLC	46,335	2,576,675
Smurfit Kappa Group PLC	74,212	2,643,414

(Cost $40,270,786)		45,115,049

Israel — 0.7%
Azrieli Group Ltd.	13,671	962,075
Bank Hapoalim BM	381,117	3,643,835
Bank Leumi Le-Israel BM	462,452	4,165,294
Bezeq The Israeli Telecommunication Corp. Ltd.	553,880	1,022,757
Check Point Software Technologies Ltd.*	30,680	4,075,224
CyberArk Software Ltd.*	12,381	1,845,636
Elbit Systems Ltd.	7,467	1,300,017
ICL Group Ltd.	218,329	1,796,904
Israel Discount Bank Ltd., Class A	359,194	2,108,757
Mizrahi Tefahot Bank Ltd.	47,002	1,720,661
Nice Ltd.*	17,521	3,322,612
Teva Pharmaceutical Industries Ltd., ADR*	332,974	2,920,182
Tower Semiconductor Ltd.*	32,936	1,461,548
Wix.com Ltd.*	16,786	1,518,965
ZIM Integrated Shipping Services Ltd. (b)	25,151	528,674

(Cost $34,014,515)		32,393,141

Italy — 2.0%
Amplifon SpA	35,640	995,786
Assicurazioni Generali SpA	330,609	5,827,901
Atlantia SpA	148,127	3,534,454
Davide Campari-Milano NV	153,073	1,596,861
DiaSorin SpA	7,672	1,013,504
Enel SpA	2,362,562	12,621,854
Eni SpA	727,913	10,849,953
Ferrari NV	37,696	8,312,091
FinecoBank Banca Fineco SpA	182,257	2,928,300
Infrastrutture Wireless Italiane SpA, 144A	106,143	1,049,078
Intesa Sanpaolo SpA	4,928,582	10,883,070
Mediobanca Banca di Credito Finanziario SpA	181,125	1,736,643
Moncler SpA	62,437	3,186,876
Nexi SpA, 144A*	158,480	1,385,940
Poste Italiane SpA, 144A	156,278	1,526,379
Prysmian SpA	76,311	2,652,270
Recordati Industria Chimica e Farmaceutica SpA	31,437	1,329,471
Snam SpA	599,956	3,039,163
Telecom Italia SpA*(b)	2,919,903	626,529
Terna — Rete Elettrica Nazionale	418,274	3,181,723
UniCredit SpA	561,863	7,614,807

(Cost $88,914,267)		85,892,653

See Notes to Financial Statements.	6

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Japan — 21.3%
Advantest Corp.	56,800	$3,755,406
Aeon Co. Ltd.	196,000	4,006,865
AGC, Inc.	55,600	1,852,125
Aisin Corp.	45,254	1,233,843
Ajinomoto Co., Inc.	136,947	4,299,118
ANA Holdings, Inc.*(b)	49,900	1,064,020
Asahi Group Holdings Ltd.	129,965	4,139,229
Asahi Intecc Co. Ltd.	63,300	1,106,570
Asahi Kasei Corp.	324,100	2,391,613
Astellas Pharma, Inc.	531,232	8,186,412
Azbil Corp.	35,500	1,073,304
Bandai Namco Holdings, Inc.	59,200	3,877,645
Bridgestone Corp.	170,476	6,378,807
Brother Industries Ltd.	71,800	1,151,171
Canon, Inc.	290,686	6,761,412
Capcom Co. Ltd.	53,000	1,602,397
Central Japan Railway Co.	43,054	5,184,938
Chiba Bank Ltd.	167,100	1,009,207
Chubu Electric Power Co., Inc.	192,900	1,799,227
Chugai Pharmaceutical Co. Ltd.	201,200	5,280,243
Concordia Financial Group Ltd.	331,915	1,146,524
CyberAgent, Inc.	128,900	1,147,209
Dai Nippon Printing Co. Ltd.	62,700	1,289,961
Daifuku Co. Ltd.	30,121	1,535,606
Dai-ichi Life Holdings, Inc.	293,238	5,401,194
Daiichi Sankyo Co. Ltd.	514,093	16,819,988
Daikin Industries Ltd.	72,188	11,712,449
Daito Trust Construction Co. Ltd.	18,713	2,076,060
Daiwa House Industry Co. Ltd.	179,136	4,097,984
Daiwa House REIT Investment Corp. REIT	678	1,509,776
Daiwa Securities Group, Inc.	396,287	1,744,822
Denso Corp.	129,553	7,049,470
Dentsu Group, Inc.	65,800	2,096,604
Disco Corp.	8,600	2,528,496
East Japan Railway Co.	90,253	5,105,121
Eisai Co. Ltd.	75,652	5,112,495
ENEOS Holdings, Inc.	916,728	3,093,600
FANUC Corp.	55,217	8,143,198
Fast Retailing Co. Ltd.	17,417	10,192,395
Fuji Electric Co. Ltd.	37,500	1,526,179
FUJIFILM Holdings Corp.	102,054	5,406,076
Fujitsu Ltd.	57,402	7,675,631
GLP J REIT	998	1,112,984
GMO Payment Gateway, Inc.	13,000	1,144,761
Hakuhodo DY Holdings, Inc.	66,559	641,538
Hamamatsu Photonics KK	40,800	2,115,490
Hankyu Hanshin Holdings, Inc.	69,040	2,144,845
Hikari Tsushin, Inc.	6,300	874,582
Hirose Electric Co. Ltd.	8,466	1,115,803
Hitachi Construction Machinery Co. Ltd.	32,600	757,810
Hitachi Ltd.	283,101	14,963,822
Honda Motor Co. Ltd.	475,499	11,556,048
Hoshizaki Corp.	33,400	1,121,073
Hoya Corp.	105,274	10,718,752
Hulic Co. Ltd.	114,900	959,372

	Number of Shares	Value
Japan (Continued)
Ibiden Co. Ltd.	31,400	$1,252,908
Idemitsu Kosan Co. Ltd.	62,584	1,468,406
Iida Group Holdings Co. Ltd.	43,000	682,881
Inpex Corp.	310,317	3,444,970
Isuzu Motors Ltd.	167,400	2,174,782
Ito En Ltd.	17,300	660,229
ITOCHU Corp.	344,954	10,709,087
Itochu Techno-Solutions Corp.	24,700	599,211
Japan Airlines Co. Ltd.*	44,073	872,268
Japan Exchange Group, Inc.	151,678	2,169,888
Japan Metropolitan Fund Invest REIT	1,722	1,372,961
Japan Post Bank Co. Ltd.	103,458	787,417
Japan Post Holdings Co. Ltd.	710,413	5,545,841
Japan Post Insurance Co. Ltd.	56,900	942,359
Japan Real Estate Investment Corp. REIT	374	1,649,403
Japan Tobacco, Inc.	358,441	7,308,209
JFE Holdings, Inc.	151,385	1,672,920
JSR Corp.	51,500	1,071,472
Kajima Corp.	127,200	1,427,765
Kakaku.com, Inc.	40,300	708,584
Kansai Electric Power Co., Inc.	212,967	1,798,244
Kao Corp.	136,104	5,382,460
KDDI Corp.	471,333	14,031,791
Keio Corp.	32,360	1,199,820
Keisei Electric Railway Co. Ltd.	39,528	1,120,661
Keyence Corp.	56,970	23,573,509
Kikkoman Corp.	43,782	2,447,658
Kintetsu Group Holdings Co. Ltd.	49,440	1,754,334
Kirin Holdings Co. Ltd.	228,223	3,578,122
Kobayashi Pharmaceutical Co. Ltd.	14,800	911,000
Kobe Bussan Co. Ltd.	45,400	1,175,357
Koei Tecmo Holdings Co. Ltd.	37,200	639,800
Koito Manufacturing Co. Ltd.	64,300	1,008,107
Komatsu Ltd.	276,173	6,357,839
Konami Group Corp.	26,266	1,226,850
Kose Corp.	9,500	996,850
Kubota Corp.	305,081	4,484,861
Kurita Water Industries Ltd.	32,300	1,426,823
Kyocera Corp.	96,100	4,858,238
Kyowa Kirin Co. Ltd.	81,900	1,883,065
Lasertec Corp.	22,600	4,113,629
Lixil Corp.	89,600	1,368,429
M3, Inc.	132,342	4,029,967
Makita Corp.	66,000	1,495,981
Marubeni Corp.	462,400	5,183,541
Mazda Motor Corp.	171,100	1,351,800
McDonald’s Holdings Co. Japan Ltd.	26,622	985,143
MEIJI Holdings Co. Ltd.	33,390	1,595,872
MINEBEA MITSUMI, Inc.	108,720	1,765,942
MISUMI Group, Inc.	86,000	2,086,321
Mitsubishi Chemical Group Corp.	385,300	2,034,621
Mitsubishi Corp.	368,125	12,276,165
Mitsubishi Electric Corp.	554,279	5,529,143
Mitsubishi Estate Co. Ltd.	353,051	4,959,946
Mitsubishi HC Capital, Inc.	194,800	922,581
Mitsubishi Heavy Industries Ltd.	95,899	3,789,708

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Mitsubishi UFJ Financial Group, Inc.	3,493,152	$19,101,159
Mitsui & Co. Ltd.	416,960	12,026,589
Mitsui Chemicals, Inc.	52,600	1,180,824
Mitsui Fudosan Co. Ltd.	270,626	5,441,329
Mitsui OSK Lines Ltd.	100,300	2,444,127
Mizuho Financial Group, Inc.	698,958	8,690,788
MonotaRO Co. Ltd.	76,300	1,290,729
MS&AD Insurance Group Holdings, Inc.	132,921	3,946,528
Murata Manufacturing Co. Ltd.	165,477	8,944,314
NEC Corp.	73,559	2,586,204
Nexon Co. Ltd.	138,345	2,899,344
NGK Insulators Ltd.	65,600	860,320
Nidec Corp.	128,646	7,950,358
Nihon M&A Center Holdings, Inc.	93,500	1,245,854
Nintendo Co. Ltd.	323,210	13,795,349
Nippon Building Fund, Inc. REIT	384	1,779,709
NIPPON EXPRESS HOLDINGS, Inc.	23,300	1,365,030
Nippon Paint Holdings Co. Ltd.	249,410	2,022,878
Nippon Prologis REIT, Inc. REIT (b)	658	1,608,190
Nippon Sanso Holdings Corp.	52,900	870,749
Nippon Shinyaku Co. Ltd.	15,200	890,492
Nippon Steel Corp.	241,609	3,836,105
Nippon Telegraph & Telephone Corp.	347,902	9,624,054
Nippon Yusen KK	145,200	3,193,370
Nissan Chemical Corp.	37,549	1,832,720
Nissan Motor Co. Ltd.	696,042	2,475,891
Nisshin Seifun Group, Inc.	61,400	718,090
Nissin Foods Holdings Co. Ltd.	18,700	1,419,190
Nitori Holdings Co. Ltd.	24,101	2,716,577
Nitto Denko Corp.	42,824	2,670,104
Nomura Holdings, Inc.	866,654	3,142,397
Nomura Real Estate Holdings, Inc.	36,336	873,601
Nomura Real Estate Master Fund, Inc. REIT	1,292	1,613,947
Nomura Research Institute Ltd.	100,843	2,187,889
NTT Data Corp.	190,134	2,894,212
Obayashi Corp.	194,900	1,445,272
Obic Co. Ltd.	20,600	3,237,164
Odakyu Electric Railway Co. Ltd.	89,350	1,165,969
Oji Holdings Corp.	241,468	923,275
Olympus Corp.	355,116	7,215,986
Omron Corp.	55,892	2,851,063
Ono Pharmaceutical Co. Ltd.	108,206	2,755,104
Open House Group Co. Ltd.	25,800	1,079,904
Oracle Corp.	11,300	657,100
Oriental Land Co. Ltd.	58,100	8,296,995
ORIX Corp.	340,346	5,448,149
Osaka Gas Co. Ltd.	106,300	1,633,490
Otsuka Corp.	34,700	1,148,374
Otsuka Holdings Co. Ltd.	109,067	3,704,282
Pan Pacific International Holdings Corp.	114,372	1,974,530
Panasonic Holdings Corp.	661,285	6,100,928
Persol Holdings Co. Ltd.	54,000	1,231,805
Rakuten Group, Inc.	263,886	1,247,864
Recruit Holdings Co. Ltd.	419,953	13,165,157

	Number of Shares	Value
Japan (Continued)
Renesas Electronics Corp.*	350,700	$3,342,177
Resona Holdings, Inc.	646,425	3,093,796
Ricoh Co. Ltd.	166,500	1,309,429
Rohm Co. Ltd.	26,300	2,066,442
SBI Holdings, Inc.	74,725	1,416,685
SCSK Corp.	40,500	645,818
Secom Co. Ltd.	62,800	3,858,773
Seiko Epson Corp.	84,159	1,311,537
Sekisui Chemical Co. Ltd.	105,300	1,469,426
Sekisui House Ltd.	184,451	3,428,820
Seven & i Holdings Co. Ltd.	218,976	8,846,890
SG Holdings Co. Ltd.	87,000	1,341,951
Sharp Corp.	76,973	542,362
Shimadzu Corp.	71,400	2,161,286
Shimano, Inc.	20,594	3,486,767
Shimizu Corp.	167,200	893,574
Shin-Etsu Chemical Co. Ltd.	109,104	13,881,941
Shionogi & Co. Ltd.	79,395	3,995,910
Shiseido Co. Ltd.	114,157	4,793,949
Shizuoka Financial Group, Inc.	108,700	791,104
SMC Corp.	17,082	7,639,831
SoftBank Corp.	830,400	9,005,171
SoftBank Group Corp.	353,028	15,216,327
Sompo Holdings, Inc.	93,535	4,104,052
Sony Group Corp.	369,516	30,117,334
Square Enix Holdings Co. Ltd.	25,300	1,134,094
Subaru Corp.	184,334	3,138,978
SUMCO Corp.	106,600	1,561,676
Sumitomo Chemical Co. Ltd.	449,322	1,620,410
Sumitomo Corp.	336,276	5,471,882
Sumitomo Electric Industries Ltd.	188,300	2,182,447
Sumitomo Metal Mining Co. Ltd.	74,000	2,489,174
Sumitomo Mitsui Financial Group, Inc.	380,715	12,883,490
Sumitomo Mitsui Trust Holdings, Inc.	100,681	3,213,130
Sumitomo Realty & Development Co. Ltd.	92,803	2,497,327
Suntory Beverage & Food Ltd.	41,000	1,385,075
Suzuki Motor Corp.	110,326	3,925,206
Sysmex Corp.	50,307	3,030,296
T&D Holdings, Inc.	150,100	1,813,070
Taisei Corp.	54,315	1,638,221
Takeda Pharmaceutical Co. Ltd.	435,111	12,761,239
TDK Corp.	116,472	4,116,036
Terumo Corp.	193,144	5,654,871
TIS, Inc.	65,800	1,853,588
Tobu Railway Co. Ltd.	52,679	1,262,709
Toho Co. Ltd.	33,700	1,290,991
Tokio Marine Holdings, Inc.	535,650	10,965,910
Tokyo Electric Power Co. Holdings, Inc.*	465,800	1,683,208
Tokyo Electron Ltd.	43,664	14,257,439
Tokyo Gas Co. Ltd.	119,380	2,183,749
Tokyu Corp.	142,210	1,801,183
TOPPAN, Inc.	79,589	1,228,791
Toray Industries, Inc.	416,943	2,230,097
Toshiba Corp.	116,716	3,964,067
Tosoh Corp.	80,040	940,727

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Japan (Continued)
TOTO Ltd.	42,615	$1,464,322
Toyota Industries Corp.	44,000	2,488,522
Toyota Motor Corp.	3,110,420	45,285,679
Toyota Tsusho Corp.	61,111	2,314,509
Trend Micro, Inc.	39,776	1,961,580
Unicharm Corp.	121,200	4,461,290
USS Co. Ltd.	61,100	1,015,900
Welcia Holdings Co. Ltd.	23,600	516,127
West Japan Railway Co.	65,706	2,776,886
Yakult Honsha Co. Ltd.	38,179	2,419,192
Yamaha Corp.	42,581	1,668,211
Yamaha Motor Co. Ltd.	90,274	2,232,498
Yamato Holdings Co. Ltd.	83,471	1,386,045
Yaskawa Electric Corp.	72,520	2,334,357
Yokogawa Electric Corp.	69,544	1,292,272
Z Holdings Corp.	803,400	2,173,002
ZOZO, Inc.	33,597	833,295

(Cost $889,403,192)		926,642,551

Jordan — 0.0%
Hikma Pharmaceuticals PLC (Cost $1,524,747)	50,815	927,246

Luxembourg — 0.2%
ArcelorMittal SA	150,543	4,043,269
Aroundtown SA	278,637	665,435
Eurofins Scientific SE	40,816	2,821,067
Tenaris SA	141,875	2,467,722

(Cost $10,096,137)		9,997,493

Macau — 0.1%
Sands China Ltd.* (Cost $2,958,896)	728,866	1,959,581

Netherlands — 4.6%
ABN AMRO Bank NV, 144A	124,393	1,583,740
Adyen NV, 144A*	6,295	9,588,740
Aegon NV	526,460	2,555,100
Akzo Nobel NV	54,137	3,843,173
Argenx SE*	16,108	6,537,178
ASM International NV	14,025	3,779,956
ASML Holding NV	119,293	69,652,915
Euronext NV, 144A	25,542	1,933,358
EXOR NV*	32,699	2,554,717
Heineken Holding NV	30,712	2,302,641
Heineken NV	77,301	7,101,196
IMCD NV	17,074	2,474,085
ING Groep NV	1,102,081	13,291,715
JDE Peet’s NV	28,678	881,543
Just Eat Takeaway.com NV, 144A*	55,218	1,240,559
Koninklijke Ahold Delhaize NV	306,268	8,864,715
Koninklijke DSM NV	50,359	6,408,961
Koninklijke KPN NV	995,024	3,046,213
Koninklijke Philips NV	264,748	3,909,852
NN Group NV	83,407	3,525,547
OCI NV	31,533	1,331,562
Prosus NV*	243,223	15,816,094
QIAGEN NV*	68,332	3,364,751
Randstad NV	35,877	2,053,349

	Number of Shares	Value
Netherlands (Continued)
Stellantis NV*	641,269	$9,937,505
Universal Music Group NV	206,584	4,836,857
Wolters Kluwer NV	78,224	8,563,274

(Cost $160,095,288)		200,979,296

New Zealand — 0.2%
Auckland International Airport Ltd.*	362,994	1,839,075
Fisher & Paykel Healthcare Corp. Ltd.	177,251	2,635,996
Mercury NZ Ltd.	177,636	615,656
Meridian Energy Ltd.	324,246	1,000,164
Spark New Zealand Ltd.	549,633	1,783,709
Xero Ltd.*	40,823	1,957,337

(Cost $9,756,116)		9,831,937

Norway — 0.8%
Adevinta ASA*	69,394	544,348
Aker BP ASA	96,451	3,346,633
DNB Bank ASA	281,106	5,437,778
Equinor ASA	276,439	10,641,662
Gjensidige Forsikring ASA	57,305	1,100,956
Kongsberg Gruppen ASA	27,671	1,136,298
Mowi ASA	125,938	1,964,924
Norsk Hydro ASA	386,217	2,846,458
Orkla ASA	226,818	1,611,327
Salmar ASA	15,100	529,303
Telenor ASA	209,902	2,031,262
Yara International ASA	50,687	2,316,143

(Cost $32,088,793)		33,507,092

Portugal — 0.2%
EDP — Energias de Portugal SA	838,870	3,944,764
Galp Energia SGPS SA	151,223	1,854,520
Jeronimo Martins SGPS SA	84,173	1,856,918

(Cost $6,901,940)		7,656,202

Singapore — 1.5%
CapitaLand Ascendas REIT	1,023,099	2,097,701
CapitaLand Integrated Commercial Trust REIT	1,622,534	2,468,231
Capitaland Investment Ltd.	788,800	2,127,427
City Developments Ltd.	110,600	673,800
DBS Group Holdings Ltd.	526,287	13,610,171
Genting Singapore Ltd.	1,844,078	1,192,569
Grab Holdings Ltd., Class A*	392,970	1,186,769
Jardine Cycle & Carriage Ltd.	26,800	594,987
Keppel Corp. Ltd.	443,400	2,456,907
Mapletree Logistics Trust REIT	886,775	1,049,206
Mapletree Pan Asia Commercial Trust REIT	769,800	967,377
Oversea-Chinese Banking Corp. Ltd.	974,287	8,906,949
Sea Ltd., ADR*(b)	108,428	6,328,942
Singapore Airlines Ltd.*(b)	385,050	1,556,329
Singapore Exchange Ltd.	257,000	1,709,241
Singapore Technologies Engineering Ltd.	460,000	1,159,508
Singapore Telecommunications Ltd.	2,489,289	4,975,834
United Overseas Bank Ltd.	340,854	7,815,282
UOL Group Ltd.	152,381	745,807

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Singapore (Continued)
Venture Corp. Ltd.	77,100	$980,217
Wilmar International Ltd.	553,166	1,666,714

(Cost $71,523,216)		64,269,968

Spain — 2.4%
Acciona SA	7,567	1,467,755
ACS Actividades de Construccion y Servicios SA	59,915	1,687,126
Aena SME SA, 144A*	22,461	2,881,882
Amadeus IT Group SA*	134,981	7,200,047
Banco Bilbao Vizcaya Argentaria SA	1,772,531	10,351,316
Banco Santander SA	4,898,745	14,530,814
CaixaBank SA	1,328,437	4,924,010
Cellnex Telecom SA, 144A*	163,693	5,553,052
Corp ACCIONA Energias Renovables SA	17,514	690,001
EDP Renovaveis SA	82,548	1,894,084
Enagas SA	73,758	1,322,448
Endesa SA	95,919	1,766,697
Ferrovial SA (b)	136,426	3,634,303
Grifols SA*(b)	87,244	921,933
Iberdrola SA	1,778,384	19,949,333
Industria de Diseno Textil SA	326,996	8,459,168
Naturgy Energy Group SA	40,619	1,131,941
Red Electrica Corp. SA	120,986	2,114,459
Repsol SA	395,887	6,097,012
Siemens Gamesa Renewable Energy SA*	68,799	1,290,809
Telefonica SA	1,510,088	5,633,464

(Cost $134,525,072)		103,501,654

Sweden — 3.2%
Alfa Laval AB	85,202	2,415,254
Assa Abloy AB, Class B	286,041	6,490,625
Atlas Copco AB, Class A	766,785	9,430,524
Atlas Copco AB, Class B (b)	465,297	5,182,052
Boliden AB	78,343	2,893,704
Electrolux AB, Class B (b)	56,855	804,059
Embracer Group AB*(b)	205,057	867,043
Epiroc AB, Class A (b)	188,378	3,585,727
Epiroc AB, Class B	112,873	1,866,913
EQT AB (b)	89,893	2,013,248
Essity AB, Class B	183,450	4,464,910
Evolution AB, 144A	54,845	5,572,315
Fastighets AB Balder, Class B*	162,768	714,038
Getinge AB, Class B	69,375	1,597,326
H & M Hennes & Mauritz AB, Class B (b)	221,668	2,462,403
Hexagon AB, Class B	558,987	6,288,827
Holmen AB, Class B	25,356	1,037,964
Husqvarna AB, Class B	133,957	1,032,435
Industrivarden AB, Class A	44,186	1,127,596
Industrivarden AB, Class C	39,810	1,008,721
Indutrade AB	83,170	1,766,853
Investment AB Latour, Class B (b)	45,481	886,507
Investor AB, Class A (b)	154,898	2,949,181
Investor AB, Class B	516,710	9,495,949
Kinnevik AB, Class B*	72,474	1,099,685

	Number of Shares	Value
Sweden (Continued)
L E Lundbergforetagen AB, Class B	21,202	$914,150
Lifco AB, Class B	60,997	1,042,575
Nibe Industrier AB, Class B	454,020	4,235,909
Sagax AB, Class B	55,736	1,224,384
Sandvik AB	319,172	5,804,868
Securitas AB, Class B (b)	148,828	1,209,971
Skandinaviska Enskilda Banken AB, Class A	485,661	5,537,872
Skanska AB, Class B	102,863	1,649,926
SKF AB, Class B	115,108	1,900,044
Svenska Cellulosa AB SCA, Class B	186,688	2,508,289
Svenska Handelsbanken AB, Class A	434,107	4,367,174
Swedbank AB, Class A	271,752	4,378,318
Swedish Match AB	467,344	5,117,628
Swedish Orphan Biovitrum AB*	46,592	1,007,541
Tele2 AB, Class B	170,337	1,505,514
Telefonaktiebolaget LM Ericsson, Class B	874,659	5,423,596
Telia Co. AB	804,883	2,193,495
Volvo AB, Class A	59,133	1,125,018
Volvo AB, Class B	434,201	7,937,450
Volvo Car AB, Class B*(b)	180,544	886,745

(Cost $137,073,160)		137,024,326

Switzerland — 10.5%
ABB Ltd.	458,064	14,212,691
Adecco Group AG	49,133	1,653,777
Alcon, Inc.	144,629	9,791,211
Bachem Holding AG (b)	7,944	761,868
Baloise Holding AG	13,411	2,016,788
Banque Cantonale Vaudoise	8,157	762,469
Barry Callebaut AG	975	1,981,427
BKW AG	5,528	714,478
Chocoladefabriken Lindt & Spruengli AG	29	2,969,723
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	318	3,333,749
Cie Financiere Richemont SA, Class A	152,293	19,965,069
Clariant AG*	64,663	1,038,708
Coca-Cola HBC AG*	59,138	1,436,214
Credit Suisse Group AG (b)	795,013	2,370,966
EMS-Chemie Holding AG	2,171	1,495,896
Geberit AG	10,682	5,043,823
Givaudan SA	2,753	9,211,094
Glencore PLC	2,871,058	19,499,040
Holcim AG*	165,604	8,533,528
Julius Baer Group Ltd.	60,406	3,436,998
Kuehne + Nagel International AG	15,658	3,782,741
Logitech International SA	52,013	3,070,485
Lonza Group AG	21,763	11,274,212
Nestle SA	808,966	96,041,469
Novartis AG	636,269	56,247,188
Partners Group Holding AG	6,765	6,613,078
Roche Holding AG (b)	7,918	3,166,363
Roche Holding AG	206,377	67,131,139
Schindler Holding AG	7,134	1,272,623
Schindler Holding AG Participation Certificates	12,179	2,280,063

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Switzerland (Continued)
SGS SA	1,907	$4,433,712
SIG Group AG*	91,760	2,007,326
Sika AG	42,247	10,581,283
Sonova Holding AG	16,092	4,115,471
STMicroelectronics NV	198,861	7,461,037
Straumann Holding AG	33,605	3,821,292
Swatch Group AG — Bearer	8,996	2,374,849
Swatch Group AG — Registered	13,726	655,077
Swiss Life Holding AG	8,850	4,691,318
Swiss Prime Site AG	23,365	1,938,338
Swiss Re AG	87,905	7,823,893
Swisscom AG	7,806	4,192,348
Temenos AG	17,679	1,066,065
UBS Group AG	980,939	17,856,459
VAT Group AG, 144A	8,154	2,230,124
Zurich Insurance Group AG	44,100	21,107,414

(Cost $400,056,159)		457,464,884

United Kingdom — 14.3%
3i Group PLC	278,983	4,534,256
abrdn PLC (b)	659,892	1,546,132
Admiral Group PLC	55,199	1,347,870
Anglo American PLC	374,666	15,387,125
Ashtead Group PLC	127,914	7,669,879
Associated British Foods PLC	108,145	2,060,704
AstraZeneca PLC	455,429	61,290,850
Auto Trader Group PLC, 144A	283,313	1,931,999
AVEVA Group PLC	36,458	1,397,764
Aviva PLC	846,495	4,532,920
BAE Systems PLC	919,914	9,120,387
Barclays PLC	4,673,579	9,082,381
Barratt Developments PLC	251,653	1,206,244
Berkeley Group Holdings PLC	34,190	1,570,418
BP PLC	5,509,787	33,037,352
British American Tobacco PLC	627,882	25,661,566
British Land Co. PLC REIT	272,580	1,295,383
BT Group PLC	2,068,564	3,026,669
Bunzl PLC	100,693	3,699,062
Burberry Group PLC	118,959	3,121,282
CNH Industrial NV	304,753	4,842,516
Coca-Cola Europacific Partners PLC	61,002	3,238,596
Compass Group PLC	512,816	11,570,303
Croda International PLC	41,670	3,412,136
Diageo PLC	668,400	30,676,847
Entain PLC	177,555	3,000,256
GSK PLC	1,194,246	20,248,996
Haleon PLC*	1,521,141	5,208,564
Halma PLC	113,991	2,984,061
Hargreaves Lansdown PLC	106,792	1,085,807
HSBC Holdings PLC	5,865,345	36,031,765
Imperial Brands PLC	270,244	6,921,374
Informa PLC	409,911	3,034,427
InterContinental Hotels Group PLC	50,506	2,920,048
Intertek Group PLC	48,815	2,379,848
J Sainsbury PLC	496,119	1,331,032
JD Sports Fashion PLC	734,536	1,115,921
Johnson Matthey PLC	53,833	1,355,390

	Number of Shares	Value
United Kingdom (Continued)
Kingfisher PLC	608,354	$1,767,791
Land Securities Group PLC REIT	215,551	1,595,648
Legal & General Group PLC	1,789,485	5,426,453
Lloyds Banking Group PLC	19,877,065	11,236,958
London Stock Exchange Group PLC	96,376	9,580,648
M&G PLC	748,711	1,734,383
Melrose Industries PLC	1,276,447	2,033,046
Mondi PLC	145,445	2,704,843
National Grid PLC	1,071,533	13,101,920
NatWest Group PLC	1,598,625	5,046,142
Next PLC	39,265	2,763,731
Ocado Group PLC*(b)	170,762	1,281,379
Pearson PLC	201,263	2,414,080
Persimmon PLC	94,067	1,442,121
Phoenix Group Holdings PLC	228,733	1,623,207
Prudential PLC	798,438	9,424,941
Reckitt Benckiser Group PLC	209,957	15,051,461
RELX PLC	559,756	15,597,821
Rentokil Initial PLC	712,405	4,648,604
Rio Tinto PLC	331,286	22,299,935
Rolls-Royce Holdings PLC*	2,446,816	2,681,255
Sage Group PLC	308,294	2,959,939
Schroders PLC	221,722	1,182,228
Segro PLC REIT	364,255	3,471,759
Severn Trent PLC	75,293	2,461,057
Shell PLC	2,132,239	62,807,922
Smith & Nephew PLC	261,695	3,423,754
Smiths Group PLC	98,114	1,878,432
Spirax-Sarco Engineering PLC	22,071	2,980,652
SSE PLC	318,919	6,567,086
St James’s Place PLC	142,341	1,972,043
Standard Chartered PLC	754,719	5,616,028
Taylor Wimpey PLC	869,559	1,083,670
Tesco PLC	2,179,648	5,976,475
Unilever PLC	747,646	37,341,615
United Utilities Group PLC	204,803	2,527,631
Vodafone Group PLC	7,710,934	8,535,249
Whitbread PLC	59,293	1,846,602
WPP PLC	328,968	3,432,008

(Cost $687,086,807)		623,398,647

TOTAL COMMON STOCKS (Cost $4,112,518,574)		4,217,124,043

PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG	18,298	1,573,731
Dr Ing hc F Porsche AG*	34,135	3,864,674
Henkel AG & Co. KGaA	52,691	3,752,585
Porsche Automobil Holding SE	45,925	2,788,044
Sartorius AG	7,329	2,718,107
Volkswagen AG	53,606	7,803,963

(Cost $27,107,916)		22,501,104

RIGHTS — 0.0%
Switzerland — 0.0%
Credit Suisse Group AG*(b), expires 12/13/22 (Cost $0)	795,013	73,935

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	255,836	$227,109

SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69% (d)(e) (Cost $31,927,979)	31,927,979	31,927,979

CASH EQUIVALENTS — 0.3%
DWS ESG Liquidity Fund “Capital Shares”, 3.93% (d) (Cost $11,534,644)	11,534,644	11,530,030

TOTAL INVESTMENTS — 98.4% (Cost $4,183,089,113)		$4,283,384,200
Other assets and liabilities, net — 1.6%		67,693,490

NET ASSETS — 100.0%		$4,351,077,690

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (c)
6,384,048	657,017	(351,303)		(704,892)	533,094	—	—	618,816	6,517,964

SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69% (d)(e)
87,362,002	—	(55,434,023	)(f)	—	—	328,762	—	31,927,979	31,927,979

CASH EQUIVALENTS — 0.3%
DWS ESG Liquidity Fund “Capital Shares”, 3.93% (d)
11,386,377	141,431	—		—	2,222	142,639	—	11,534,644	11,530,030
DWS Government Money Market Series “Institutional Shares”, 3.74% (d)
—	1,003,183,969	(1,003,183,969)		—	—	756,396	—	—	—

105,132,427	1,003,982,417	(1,058,969,295)		(704,892)	535,316	1,227,797	—	44,081,439	49,975,973

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $95,318,577, which is 2.2% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $67,957,626.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

At November 30, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
AMSTERDAM Index Futures	EUR	59	$8,714,514	$8,898,040	12/16/2022	$183,526
CAC40 10 EURO Futures	EUR	323	22,220,134	22,642,319	12/16/2022	422,185
DAX Index Futures	EUR	53	19,560,489	19,879,478	12/16/2022	318,989
FTSE 100 Index Futures	GBP	346	30,726,194	31,689,098	12/16/2022	962,904
FTSE/MIB Index Futures	EUR	43	5,474,157	5,511,120	12/16/2022	36,963
IBEX 35 Index Futures	EUR	62	5,235,113	5,390,157	12/16/2022	155,044
MSCI EAFE Futures	USD	215	20,370,555	21,282,850	12/16/2022	912,295
MSCI Singapore Index Futures	SGD	88	1,918,079	1,920,382	12/29/2022	2,303
OMXS30 Index Futures	SEK	344	6,816,784	6,884,520	12/16/2022	67,736
SPI 200 Futures	AUD	72	8,752,908	8,929,774	12/15/2022	176,866
SWISS MKT IX Futures	CHF	161	18,581,325	18,991,620	12/16/2022	410,295
TOPIX Index Futures	JPY	215	30,696,960	30,983,417	12/08/2022	286,457

Total unrealized appreciation						$3,935,563

As of November 30, 2022, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/2/2022	AUD	166,264,642	USD	106,405,214	$—	$(6,446,950)
JP Morgan & Chase Co.	12/2/2022	AUD	155,009,500	USD	99,202,205	—	(6,010,529)
JP Morgan & Chase Co.	12/2/2022	AUD	11,997,000	USD	7,677,792	—	(465,174)
RBC Capital Markets	12/2/2022	AUD	158,875,500	USD	101,674,759	—	(6,162,023)
Goldman Sachs & Co.	12/2/2022	CHF	135,801,400	USD	136,134,931	—	(7,380,420)
JP Morgan & Chase Co.	12/2/2022	CHF	134,165,600	USD	134,494,439	—	(7,292,193)
RBC Capital Markets	12/2/2022	CHF	132,931,200	USD	133,258,349	—	(7,223,764)
RBC Capital Markets	12/2/2022	CHF	22,957,000	USD	23,013,613	—	(1,247,417)
Goldman Sachs & Co.	12/2/2022	DKK	240,149,100	USD	31,952,992	—	(1,647,688)
Goldman Sachs & Co.	12/2/2022	DKK	66,778,000	USD	8,884,706	—	(458,599)
JP Morgan & Chase Co.	12/2/2022	DKK	264,758,500	USD	35,226,453	—	(1,817,473)
RBC Capital Markets	12/2/2022	DKK	263,533,400	USD	35,064,385	—	(1,808,130)
Goldman Sachs & Co.	12/2/2022	EUR	411,163,200	USD	407,228,368	—	(20,628,302)
JP Morgan & Chase Co.	12/2/2022	EUR	365,506,100	USD	362,008,207	—	(18,337,658)
JP Morgan & Chase Co.	12/2/2022	EUR	110,492,000	USD	109,433,045	—	(5,544,996)
RBC Capital Markets	12/2/2022	EUR	397,675,100	USD	393,867,361	—	(19,953,584)
Goldman Sachs & Co.	12/2/2022	GBP	176,801,100	USD	203,717,299	—	(9,372,324)
JP Morgan & Chase Co.	12/2/2022	GBP	12,548,000	USD	14,458,571	—	(664,913)
JP Morgan & Chase Co.	12/2/2022	GBP	173,137,200	USD	199,500,801	—	(9,172,905)
RBC Capital Markets	12/2/2022	GBP	181,655,900	USD	209,315,736	—	(9,625,138)
Goldman Sachs & Co.	12/2/2022	HKD	310,004,300	USD	39,514,904	—	(173,521)
JP Morgan & Chase Co.	12/2/2022	HKD	235,857,200	USD	30,064,039	—	(131,673)
RBC Capital Markets	12/2/2022	HKD	316,739,400	USD	40,373,861	—	(176,827)
Goldman Sachs & Co.	12/2/2022	ILS	24,779,400	USD	7,053,629	—	(209,223)
Goldman Sachs & Co.	12/2/2022	ILS	4,796,000	USD	1,365,181	—	(40,529)
JP Morgan & Chase Co.	12/2/2022	ILS	24,790,400	USD	7,056,660	—	(209,416)
RBC Capital Markets	12/2/2022	ILS	27,352,200	USD	7,785,995	—	(230,946)
Goldman Sachs & Co.	12/2/2022	JPY	42,735,719,400	USD	288,473,210	—	(21,004,083)
JP Morgan & Chase Co.	12/2/2022	JPY	42,625,812,300	USD	287,731,318	—	(20,950,065)
RBC Capital Markets	12/2/2022	JPY	43,275,388,200	USD	292,115,078	—	(21,270,310)
RBC Capital Markets	12/2/2022	JPY	2,001,420,000	USD	13,509,641	—	(983,950)
Goldman Sachs & Co.	12/2/2022	NOK	104,741,700	USD	10,083,582	—	(552,360)
Goldman Sachs & Co.	12/2/2022	NOK	21,894,000	USD	2,107,664	—	(115,551)
JP Morgan & Chase Co.	12/2/2022	NOK	108,617,300	USD	10,456,690	—	(572,798)
RBC Capital Markets	12/2/2022	NOK	106,084,300	USD	10,212,836	—	(559,441)
Goldman Sachs & Co.	12/2/2022	NZD	3,743,400	USD	2,175,758	—	(183,146)
JP Morgan & Chase Co.	12/2/2022	NZD	3,866,400	USD	2,247,231	—	(189,181)
RBC Capital Markets	12/2/2022	NZD	4,313,800	USD	2,507,269	—	(211,073)
Goldman Sachs & Co.	12/2/2022	SEK	133,003,000	USD	12,058,170	—	(606,551)

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/2/2022	SEK	448,531,700	USD	40,666,733	$—	$(2,043,047)
JP Morgan & Chase Co.	12/2/2022	SEK	482,412,000	USD	43,738,536	—	(2,197,370)
RBC Capital Markets	12/2/2022	SEK	480,805,100	USD	43,592,845	—	(2,190,051)
Goldman Sachs & Co.	12/2/2022	SGD	25,093,800	USD	17,736,077	—	(705,077)
JP Morgan & Chase Co.	12/2/2022	SGD	25,483,400	USD	18,011,443	—	(716,024)
RBC Capital Markets	12/2/2022	SGD	24,697,200	USD	17,455,764	—	(693,933)
Goldman Sachs & Co.	12/2/2022	USD	111,347,431	AUD	166,264,642	1,504,733	—
JP Morgan & Chase Co.	12/2/2022	USD	100,593,293	AUD	150,206,500	1,359,404	—
JP Morgan & Chase Co.	12/2/2022	USD	11,300,547	AUD	16,800,000	102,457	—
RBC Capital Markets	12/2/2022	USD	106,398,922	AUD	158,875,500	1,437,860	—
Goldman Sachs & Co.	12/2/2022	USD	142,536,237	CHF	135,801,400	979,113	—
JP Morgan & Chase Co.	12/2/2022	USD	140,819,313	CHF	134,165,600	967,319	—
RBC Capital Markets	12/2/2022	USD	17,696,321	CHF	16,700,000	—	(47,708)
RBC Capital Markets	12/2/2022	USD	146,091,000	CHF	139,188,200	1,003,531	—
Goldman Sachs & Co.	12/2/2022	USD	4,464,286	DKK	32,000,000	13,023	—
Goldman Sachs & Co.	12/2/2022	USD	38,059,042	DKK	274,927,100	407,634	—
JP Morgan & Chase Co.	12/2/2022	USD	36,651,370	DKK	264,758,500	392,557	—
RBC Capital Markets	12/2/2022	USD	36,481,775	DKK	263,533,400	390,740	—
Goldman Sachs & Co.	12/2/2022	USD	423,354,189	EUR	411,163,200	4,502,481	—
JP Morgan & Chase Co.	12/2/2022	USD	54,989,556	EUR	53,000,000	162,275	—
JP Morgan & Chase Co.	12/2/2022	USD	435,539,994	EUR	422,998,100	4,632,080	—
RBC Capital Markets	12/2/2022	USD	409,466,167	EUR	397,675,100	4,354,778	—
Goldman Sachs & Co.	12/2/2022	USD	210,552,430	GBP	176,801,100	2,537,194	—
JP Morgan & Chase Co.	12/2/2022	USD	194,813,615	GBP	163,585,200	2,347,538	—
JP Morgan & Chase Co.	12/2/2022	USD	26,271,859	GBP	22,100,000	364,178	—
RBC Capital Markets	12/2/2022	USD	216,334,011	GBP	181,655,900	2,606,863	—
Goldman Sachs & Co.	12/2/2022	USD	35,744,578	HKD	279,004,300	—	(24,940)
Goldman Sachs & Co.	12/2/2022	USD	3,962,168	HKD	31,000,000	6,620	—
JP Morgan & Chase Co.	12/2/2022	USD	30,216,796	HKD	235,857,200	—	(21,083)
RBC Capital Markets	12/2/2022	USD	12,602,701	HKD	98,862,000	54,146	—
RBC Capital Markets	12/2/2022	USD	27,913,318	HKD	217,877,400	—	(19,476)
Goldman Sachs & Co.	12/2/2022	USD	7,905,226	ILS	27,275,400	89,206	—
Goldman Sachs & Co.	12/2/2022	USD	670,828	ILS	2,300,000	3,303	—
JP Morgan & Chase Co.	12/2/2022	USD	7,184,998	ILS	24,790,400	81,078	—
RBC Capital Markets	12/2/2022	USD	7,927,485	ILS	27,352,200	89,457	—
Goldman Sachs & Co.	12/2/2022	USD	306,723,027	JPY	42,735,719,400	2,754,266	—
JP Morgan & Chase Co.	12/2/2022	USD	305,473,787	JPY	42,625,812,300	3,207,596	—
RBC Capital Markets	12/2/2022	USD	32,995,607	JPY	4,600,000,000	316,002	—
RBC Capital Markets	12/2/2022	USD	291,506,437	JPY	40,676,808,200	3,060,934	—
Goldman Sachs & Co.	12/2/2022	USD	11,546,883	NOK	115,135,700	144,513	—
Goldman Sachs & Co.	12/2/2022	USD	1,146,446	NOK	11,500,000	21,316	—
JP Morgan & Chase Co.	12/2/2022	USD	10,893,157	NOK	108,617,300	136,332	—
RBC Capital Markets	12/2/2022	USD	10,639,124	NOK	106,084,300	133,152	—
Goldman Sachs & Co.	12/2/2022	USD	2,325,026	NZD	3,743,400	33,878	—
JP Morgan & Chase Co.	12/2/2022	USD	2,401,421	NZD	3,866,400	34,991	—
RBC Capital Markets	12/2/2022	USD	2,554,460	NZD	4,112,800	37,221	—
RBC Capital Markets	12/2/2022	USD	116,834	NZD	201,000	9,827	—
Goldman Sachs & Co.	12/2/2022	USD	5,810,077	SEK	61,000,000	—	(1,577)
Goldman Sachs & Co.	12/2/2022	USD	48,813,247	SEK	520,534,700	752,754	—
JP Morgan & Chase Co.	12/2/2022	USD	45,238,283	SEK	482,412,000	697,624	—
RBC Capital Markets	12/2/2022	USD	45,087,595	SEK	480,805,100	695,300	—
Goldman Sachs & Co.	12/2/2022	USD	485,576	SGD	687,000	19,293	—
Goldman Sachs & Co.	12/2/2022	USD	17,811,282	SGD	24,406,800	125,003	—
JP Morgan & Chase Co.	12/2/2022	USD	16,918,485	SGD	23,183,400	118,737	—
JP Morgan & Chase Co.	12/2/2022	USD	1,677,008	SGD	2,300,000	13,236	—
RBC Capital Markets	12/2/2022	USD	18,023,207	SGD	24,697,200	126,490	—
Goldman Sachs & Co.	1/3/2023	DKK	40,983,000	USD	5,689,667	—	(63,057)
Goldman Sachs & Co.	1/3/2023	DKK	274,927,100	USD	38,168,681	—	(422,436)
JP Morgan & Chase Co.	1/3/2023	DKK	264,758,500	USD	36,756,954	—	(406,812)

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	1/3/2023	DKK	263,533,400	USD	36,585,601	$—	$(406,199)
Goldman Sachs & Co.	1/3/2023	EUR	87,053,000	USD	89,887,010	—	(982,289)
Goldman Sachs & Co.	1/3/2023	EUR	411,163,200	USD	424,554,785	—	(4,633,317)
JP Morgan & Chase Co.	1/3/2023	EUR	422,998,100	USD	436,775,148	—	(4,766,682)
RBC Capital Markets	1/3/2023	EUR	397,675,100	USD	410,621,413	—	(4,487,287)
Goldman Sachs & Co.	1/3/2023	ILS	27,275,400	USD	7,915,549	—	(92,657)
JP Morgan & Chase Co.	1/3/2023	ILS	24,790,400	USD	7,195,008	—	(83,589)
RBC Capital Markets	1/3/2023	ILS	27,352,200	USD	7,938,529	—	(92,227)
Goldman Sachs & Co.	1/3/2023	NOK	115,135,700	USD	11,560,448	—	(146,691)
JP Morgan & Chase Co.	1/3/2023	NOK	108,617,300	USD	10,905,844	—	(138,496)
RBC Capital Markets	1/3/2023	NOK	106,084,300	USD	10,651,622	—	(135,159)
Goldman Sachs & Co.	1/3/2023	SEK	75,007,000	USD	7,051,347	—	(110,699)
Goldman Sachs & Co.	1/3/2023	SEK	520,534,700	USD	48,935,772	—	(767,498)
JP Morgan & Chase Co.	1/3/2023	SEK	482,412,000	USD	45,351,408	—	(711,715)
RBC Capital Markets	1/3/2023	SEK	480,805,100	USD	45,198,644	—	(711,044)
Goldman Sachs & Co.	1/3/2023	USD	1,347,164	ILS	4,641,000	15,459	—
Goldman Sachs & Co.	1/4/2023	AUD	166,264,642	USD	111,509,871	—	(1,526,559)
JP Morgan & Chase Co.	1/4/2023	AUD	150,206,500	USD	100,740,045	—	(1,379,121)
JP Morgan & Chase Co.	1/4/2023	AUD	37,092,000	USD	24,876,714	—	(340,597)
RBC Capital Markets	1/4/2023	AUD	158,875,500	USD	106,554,144	—	(1,458,716)
Goldman Sachs & Co.	1/4/2023	CHF	135,801,400	USD	143,181,701	—	(1,052,428)
JP Morgan & Chase Co.	1/4/2023	CHF	134,165,600	USD	141,457,001	—	(1,039,751)
JP Morgan & Chase Co.	1/4/2023	CHF	2,048,000	USD	2,158,983	—	(16,190)
RBC Capital Markets	1/4/2023	CHF	139,188,200	USD	146,751,787	—	(1,079,449)
Goldman Sachs & Co.	1/4/2023	GBP	176,801,100	USD	210,821,168	—	(2,564,877)
Goldman Sachs & Co.	1/4/2023	GBP	20,651,000	USD	24,624,314	—	(299,938)
JP Morgan & Chase Co.	1/4/2023	GBP	163,585,200	USD	195,061,610	—	(2,373,807)
RBC Capital Markets	1/4/2023	GBP	181,655,900	USD	216,610,128	—	(2,635,307)
Goldman Sachs & Co.	1/4/2023	HKD	135,218,000	USD	17,315,783	11,401	—
Goldman Sachs & Co.	1/4/2023	HKD	279,004,300	USD	35,729,701	24,417	—
JP Morgan & Chase Co.	1/4/2023	HKD	235,857,200	USD	30,204,220	20,641	—
RBC Capital Markets	1/4/2023	HKD	217,877,400	USD	27,901,700	19,067	—
Goldman Sachs & Co.	1/4/2023	NZD	697,000	USD	433,130	—	(6,326)
Goldman Sachs & Co.	1/4/2023	NZD	3,743,400	USD	2,326,261	—	(33,943)
JP Morgan & Chase Co.	1/4/2023	NZD	3,866,400	USD	2,402,639	—	(35,117)
RBC Capital Markets	1/4/2023	NZD	4,112,800	USD	2,555,817	—	(37,293)
Goldman Sachs & Co.	1/4/2023	SGD	24,406,800	USD	17,813,713	—	(125,857)
Goldman Sachs & Co.	1/4/2023	SGD	5,282,000	USD	3,854,830	—	(27,564)
JP Morgan & Chase Co.	1/4/2023	SGD	23,183,400	USD	16,920,794	—	(119,549)
RBC Capital Markets	1/4/2023	SGD	24,697,200	USD	18,025,667	—	(127,355)
Goldman Sachs & Co.	1/5/2023	JPY	3,917,207,000	USD	28,199,909	—	(314,319)
Goldman Sachs & Co.	1/5/2023	JPY	42,735,719,400	USD	308,123,993	—	(2,958,881)
JP Morgan & Chase Co.	1/5/2023	JPY	42,625,812,300	USD	306,866,938	—	(3,415,898)
RBC Capital Markets	1/5/2023	JPY	40,676,808,200	USD	292,835,887	—	(3,259,711)

Total unrealized appreciation (depreciation)						$42,919,018	$(263,677,517)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2022 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$4,217,124,043	$—	$—	$4,217,124,043
Preferred Stocks	22,501,104	—	—	22,501,104
Rights	73,935	—	—	73,935
Warrants	227,109	—	—	227,109
Short-Term Investments (a)	43,458,009	—	—	43,458,009
Derivatives (b)
Forward Foreign Currency Contracts	—	42,919,018	—	42,919,018
Futures Contracts	3,935,563	—	—	3,935,563

TOTAL	$4,287,319,763	$42,919,018	$—	$4,330,238,781

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(263,677,517)	$—	$(263,677,517)

TOTAL	$—	$(263,677,517)	$—	$(263,677,517)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	16

This Page is Intentionally Left Blank

17

DBX ETF Trust

Statement of Assets and Liabilities

November 30, 2022 (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF
Assets
Investment in non-affiliated securities at value	$4,233,408,227
Investment in affiliated securities at value	6,517,964
Investment in DWS ESG Liquidity Fund	11,530,030
Investment in DWS Government & Agency Securities Portfolio*	31,927,979
Foreign currency at value	5,995,246
Receivable for return of collateral pledged for forward foreign currency contracts	195,900,000
Unrealized appreciation on forward foreign currency contracts	42,919,018
Deposit with broker for futures contracts	13,263,771
Receivables:
Investment securities sold	92,700,355
Variation margin on futures contracts	6,122,761
Dividends	11,539,567
Interest	53,860
Securities lending income	68,913
Foreign tax reclaim	8,889,604

Total assets	$4,660,837,295

Liabilities
Due to custodian	$1,423,859
Payable upon return of securities loaned	31,927,979
Unrealized depreciation on forward foreign currency contracts	263,677,517
Payables:
Investment securities purchased	11,515,211
Investment advisory fees	1,215,039

Total liabilities	309,759,605

Net Assets, at value	$4,351,077,690

Net Assets Consist of
Paid-in capital	$4,072,521,069
Distributable earnings (loss)	278,556,621

Net Assets, at value	$4,351,077,690

Number of Common Shares outstanding	114,550,800

Net Asset Value	$37.98

Investment in non-affiliated securities at cost	$4,123,729,134

Investment in affiliated securities at cost	$15,897,356

Value of securities loaned	$95,318,577

Investment in DWS ESG Liquidity Fund at cost	$11,534,644

Investment in DWS Government & Agency Securities Portfolio at cost*	$31,927,979

Non-cash collateral for securities on loan	$67,957,626

Foreign currency at cost	$5,909,426

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	18

DBX ETF Trust

Statement of Operations

For the Six Months Ended November 30, 2022 (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$48,184,085
Income distributions from affiliated funds	899,035
Affiliated securities lending income	328,762
Unaffiliated non-cash dividend income	3,026,823
Other Income	747,013

Total investment income**	53,185,718

Expenses
Investment advisory fees	7,152,177
Interest expense (see note 2):	603,470
Other expenses	63,612

Total expenses	7,819,259

Less fees waived (see note 3):
Waiver	(20,524)

Net expenses	7,798,735

Net investment income (loss)	45,386,983

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(95,481,085)
Investments in affiliates	(699,794)
In-kind redemptions	8,623,454
In-kind redemptions in affiliates	(5,098)
Futures contracts	(913,619)
Foreign currency transactions	(1,313,746)
Forward foreign currency contracts	373,178,098
Payments by Affiliates (see note 6)	3,701

Net realized gain (loss)	283,391,911

Net change in unrealized appreciation (depreciation) on:
Investments	(26,075,162)
Investments in affiliates	535,316
Futures contracts	3,288,401
Foreign currency translations	(400,578)
Forward foreign currency contracts	(180,445,910)

Net change in unrealized appreciation (depreciation)	(203,097,933)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	80,293,978

Net Increase (Decrease) in Net Assets Resulting from Operations	$125,680,961

* Unaffiliated foreign tax withheld	$2,951,516

**

Total investment income includes $4,342,744 of non-recurring foreign dividend reclaims and $747,013 of non-recurring related interest which are included in Unaffiliated dividend income and Other income, respectively.

See Notes to Financial Statements.	19

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers MSCI EAFE Hedged Equity ETF
	For the Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$45,386,983	$123,933,141
Net realized gain (loss)	283,391,911	495,536,392
Net change in net unrealized appreciation (depreciation)	(203,097,933)	(546,081,819)

Net increase (decrease) in net assets resulting from operations	125,680,961	73,387,714

Distributions to Shareholders	(57,271,962)	(95,706,043)

Fund Shares Transactions
Proceeds from shares sold	84,317,506	369,115,706
Value of shares redeemed	(42,293,147)	(61,152,615)

Net increase (decrease) in net assets resulting from fund share transactions	42,024,359	307,963,091

Total net increase (decrease) in Net Assets	110,433,358	285,644,762

Net Assets
Beginning of period	$4,240,644,332	$3,954,999,570

End of period	$4,351,077,690	$4,240,644,332

Changes in Shares Outstanding
Shares outstanding, beginning of period	113,350,800	105,350,800
Shares sold	2,400,000	9,600,000
Shares redeemed	(1,200,000)	(1,600,000)

Shares outstanding, end of period	114,550,800	113,350,800

See Notes to Financial Statements.	20

DBX ETF Trust

Financial Highlights

Xtrackers MSCI EAFE Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2022 (Unaudited)		Years Ended May 31,
			2022	2021	2020		2019		2018
Net Asset Value, beginning of period	$37.41		$37.54	$29.75	$30.87		$31.86		$30.68

Income (loss) from investment operations:
Net investment income (loss)(a)	0.40	(b)	1.13	0.78	0.66		0.91		0.80
Net realized and unrealized gain (loss)	0.67		(0.37)	7.82	(0.76)		(1.00)		1.33

Total from investment operations	1.07		0.76	8.60	(0.10)		(0.09)		2.13

Less distributions from:
Net investment income	(0.50)		(0.89)	(0.81)	(1.02)		(0.90)		(0.95)

Total distributions	(0.50)		(0.89)	(0.81)	(1.02)		(0.90)		(0.95)

Net Asset Value, end of period	$37.98		$37.41	$37.54	$29.75		$30.87		$31.86

Total Return (%)	2.98	**(c)	2.01 (c)	29.41 (c)	(0.56	)(c)	(0.14	)(c)	7.05

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	4,351		4,241	3,955	3,831		4,715		6,140
Ratio of expenses before fee waiver (%)	0.38	*	0.35	0.35	0.36		0.36		0.35
Ratio of expenses after fee waiver (%)	0.38	*	0.35	0.35	0.36		0.36		0.35
Ratio of net investment income (loss) (%)	2.02	*(b)	2.97	2.35	2.10		2.93		2.57
Portfolio turnover rate (%)(d)	7	**	4	8	9		5		10

(a)	Based on average shares outstanding during the period.
(b)

Net investment income per share and the ratio of net investment income include non-recurring foreign dividend reclaims and related interest amounting to $0.04 per share. Excluding these non-recurring amounts which are included in Unaffiliated dividend income and Other income, respectively in the Statement of Operations, the net investment income ratio would have been 1.90%.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	21

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2022, the Trust consists of thirty-eight investment series of exchange-traded funds (“ETFs”) in operation and trading. These financial statements report on Xtrackers MSCI EAFE Hedged Equity ETF (the “Fund”), a diversified series of the Trust. The Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees (“Board”).

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 200,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of shares may acquire those shares from the Fund or tender such shares for redemption to the Fund, in Creation Units only.

The investment objective of the Fund is to track the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”).

MSCI is the creator of the MSCI EAFE US Dollar Hedged Index. The MSCI EAFE US Dollar Hedged Index is designed to track developed market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The Underlying Index is rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of the Underlying Index marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

The Fund is entitled to use its Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Fund in connection with the licensing agreement.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund.

Security Valuation    The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

22

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The Fund’s Board has designated the Advisor as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-ended investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of the Fund to pay out dividends from its net investment income, if any, to investors semi-annually.

23

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations. For the period ended November 30, 2022, the Fund did not incur any interest or penalties.

As of May 31, 2022, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
$4,175,094,404	$72,220,872	$647,547,578	$(575,326,706)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in their Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Receivables and payables related to foreign taxes as of November 30, 2022, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

In consideration of recent decisions rendered by European courts, the Fund has filed for additional reclaims (“EU reclaims”) related to prior years. A corresponding receivable is established when both the amount is known and significant contingencies or uncertainties regarding collectability are removed. These amounts, if any, are reported in dividends and interest receivable in the Statement of Assets and Liabilities. During the six months ended November 30, 2022, the Fund received reclaims and interest related to EU reclaims, which is reported in unaffiliated dividend income and other income in the Statement of Operations. Expenses incurred related to filing EU reclaims are recorded in other expenses in the Statement of Operations.

Foreign Currency Translations    The books and records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign

24

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Fund may lend securities to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2022, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of November 30, 2022) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2022, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2022

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Common Stocks	$31,927,979	$—	$11,995,170	$55,962,456	$99,885,605

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$99,885,605

Derivatives

Forward Foreign Currency Contracts    The Fund may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Fund may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2022, the Fund invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of November 30, 2022 is included in a table following the Fund’s Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the Fund had to the value of non U.S currencies during the period ended November 30, 2022.

25

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Futures Contracts    The Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. The Fund will not use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2022, the Fund utilized futures in order to simulate investment in the Fund’s Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2022 is included in a table following the Fund’s Schedule of Investments.

The following table summarizes the value of the Fund’s derivative instruments held as of November 30, 2022 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives

Equity contracts	Unrealized appreciation on futures contracts*	$3,935,563	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	42,919,018	Unrealized depreciation on forward foreign currency contracts	263,677,517

	Total	$46,854,581	Total	$263,677,517

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Fund’s earnings during the period ended November 30, 2022 and the related location in the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
$(913,619)	$373,178,098	$372,264,479

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
$3,288,401	$(180,445,910)	$(177,157,509)

26

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

For the period ended November 30, 2022 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)
$78,572,269	$(4,029,375,425)

As of November 30, 2022, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Interest expense on the Statement of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(a)	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged(a)	Net Amount of Derivatives Liabilities
Goldman Sachs & Co.	$13,945,607	$(13,945,607)	$—	$—	$87,723,224	$(13,945,607)	$(61,950,000)	$11,827,617
JP Morgan & Chase Co.	14,638,043	(14,638,043)	—	—	89,120,775	(14,638,043)	(67,820,000)	6,662,732
RBC Capital Markets	14,335,368	(14,335,368)	—	—	86,833,518	(14,335,368)	(66,130,000)	6,368,150

	$42,919,018	$(42,919,018)	$—	$—	$263,677,517	$(42,919,018)	$(195,900,000)	$24,858,499

(a)	The actual collateral received or pledged may be more than amount shown.

Affiliated Cash Management Vehicles    The Fund may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV and DWS ESG Liquidity Fund maintains a floating NAV. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

For its investment advisory services to the Fund, the Advisor is entitled to receive a unitary advisory fee from the Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.35%.

The Advisor for the Fund has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated cash management vehicles. For the period from June 1, 2022 through November 30, 2022, the Advisor waived $20,524 of expenses to the Fund.

27

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Out of the unitary advisory fee, the Advisor pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. The Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for the Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Fund’s Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2022, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	Sales
$436,256,303	$271,164,122

For the period ended November 30, 2022, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases	Sales
$79,141,513	$39,736,736

5. Fund Share Transactions

As of November 30, 2022, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by the Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Payments by Affiliates

During the period ended November 30, 2022, the Advisor agreed to reimburse Xtrackers MSCI EAFE Hedged Equity ETF $3,701 for a loss due to a FX trade executed incorrectly. The amount compensated was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

7. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, which at times has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

28

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about the Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

29

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Funds and its investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2023 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY, 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-049078-7 (1/23) DBX005409 (1/24)

November 30, 2022

Semi-Annual Report

DBX ETF Trust

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers MSCI All China Equity ETF (CN)

Xtrackers MSCI China A Inclusion Equity ETF (ASHX)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report on our four flagship ETFs tracking China’s equity market for the period ended November 30, 2022.

The global economy has continued to face significant challenges during the reporting period, with high inflation, interest rate hikes, geopolitical tensions, and rising COVID-19 cases in China. Major central banks across the world hiked interest rates to curb inflation, despite fears that doing so could tip the global economy into a recession. However, rising hopes of a slowdown in the pace of rate hikes by the U.S. Federal Reserve (Fed) boosted investor sentiment and supported gains for the markets. Despite reeling under high inflation, U.S. markets staged a turnaround toward the end of the period and posted their first back-to-back monthly gains since 2021. The Fed raised the policy rate by 75 bps1 in June, July, September and November, bringing the rate between 3.75% and 4%. The Eurozone continued reeling under high energy prices, Russia’s war with Ukraine, and decades-high inflation throughout the period, and the European Central Bank (ECB) hiked interest rates by 75 bps in September, following a 50 bps hike in July, to fight soaring inflation.

China’s economy recovered at a faster-than-expected pace, with GDP2 increasing by 3.9% year on year. The economy was buoyed by a series of policies and stimulus from Beijing. Industrial production rose in both mining and manufacturing. Economic data shows that growth in industrial activity has been a major source of strength for the economy. Automobile manufacturing also increased, and the country produced more than double the number of new-energy vehicles compared to last year. Investments in fixed assets continued to increase. Exports remain essential to China’s development, with imports only modestly improving throughout the period. The unemployment rate remained steady at 5.5%.

On the policy front, the People’s Bank of China (PBoC) kept its key lending rates unchanged for the third straight month in November. The State Council announced RMB300bn in policy financing for property and RMB200bn in special bonds for power producers. The PBoC lowered the rate of one-year medium-term lending facility loans to some financial institutions by 10 bps. This was followed by asymmetric one-year loan prime rates and a preliminary agreement with the U.S. over audit inspections. The PBoC also cut the seven-day reverse repo rate from 2.1% to 2% to boost support for the economy affected by COVID-19-related lockdowns and a property downturn.

We believe the global economy is likely to witness weaker growth ahead, weighed down by record-high inflation and high retail inventories. We expect global inflation to peak in the fourth quarter of 2022. While the U.S. might narrowly miss a recession in 2023, the Eurozone is expected to witness a contraction in GDP. Meanwhile, slowing demand and declining housing prices are likely to help reduce inflation levels and prompt the world’s major central banks to pause or scale back further rate hikes.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Basis points (bps) are a unit of measurement equal to 1/100th of 1 percent and a standard measure for interest rates.

2 The Gross Domestic Product (GDP) is the monetary value of all the finished goods and services produced within a country’s borders in a specific time period.

Assumptions, estimates, and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

The Xtrackers Harvest CSI 300 China A-Shares ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2022 (22.4% of Net Assets)

Description	% of Net Assets
Kweichow Moutai Co. Ltd., Class A	5.6%
Contemporary Amperex Technology Co. Ltd., Class A	3.0%
Ping An Insurance Group Co. of China Ltd., Class A	2.7%
China Merchants Bank Co. Ltd., Class A	2.4%
Wuliangye Yibin Co. Ltd., Class A	1.7%
LONGi Green Energy Technology Co. Ltd., Class A	1.6%
Industrial Bank Co. Ltd., Class A	1.4%
China Yangtze Power Co. Ltd., Class A	1.4%
Midea Group Co. Ltd., Class A	1.3%
BYD Co. Ltd., Class A	1.3%

Sector Diversification* as of November 30, 2022

Financials	21.8%
Industrials	15.8%
Consumer Staples	14.3%
Information Technology	14.0%
Materials	9.6%
Health Care	8.3%
Consumer Discretionary	8.1%
Utilities	2.9%
Real Estate	2.0%
Energy	2.0%
Communication Services	1.2%

Total	100.0%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 7.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

The Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 500 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of small-cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2022 (6.4% of Net Assets)

Description	% of Net Assets
Guanghui Energy Co. Ltd., Class A	0.8%
Jiangsu Zhongtian Technology Co. Ltd., Class A	0.7%
Ming Yang Smart Energy Group Ltd., Class A	0.7%
Ninestar Corp., Class A	0.6%
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	0.6%
Wintime Energy Co. Ltd., Class A	0.6%
Beijing United Information Technology Co. Ltd., Class A	0.6%
Centre Testing International Group Co. Ltd., Class A	0.6%
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	0.6%
China Baoan Group Co. Ltd., Class A	0.6%

Sector Diversification* as of November 30, 2022

Materials	19.9%
Industrials	17.9%
Information Technology	15.5%
Health Care	11.8%
Financials	8.7%
Consumer Staples	6.7%
Consumer Discretionary	5.9%
Energy	3.7%
Utilities	3.5%
Real Estate	3.3%
Communication Services	3.1%

Total	100.0%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 12 .

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI All China Equity ETF (CN)

The Xtrackers MSCI All China Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China All Shares Index (the “Underlying Index”). The Underlying Index is designed to capture large- and mid-capitalization representation across all China securities listed in Hong Kong, Shanghai and Shenzhen. The Underlying Index includes A-Shares, H-Shares, B-Shares, Red chips and P chips share classes, as well as securities of Chinese companies listed outside of China (e.g. American depository receipts). The Fund expects to obtain exposure to the A-Share components of the Underlying Index indirectly by investing in the Xtrackers MSCI China A Inclusion Equity ETF, an affiliated fund advised by DBX Advisors LLC (the “Advisor”). The Fund may also invest in Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF or other affiliated funds advised by the Advisor and sub-advised by Harvest Global Investments Limited. It is not possible to invest directly into an index.

Ten Largest Equity and ETF Holdings as of November 30, 2022 (72.2% of Net Assets)

Description	% of Net Assets
Xtrackers MSCI China A Inclusion Equity ETF	46.8%
Tencent Holdings Ltd.	6.8%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	4.7%
Alibaba Group Holding Ltd.	4.5%
Meituan	2.7%
JD.com, Inc.	1.8%
China Construction Bank Corp.	1.7%
Pinduoduo, Inc.	1.2%
Ping An Insurance Group Co. of China Ltd.	1.1%
Baidu, Inc.	0.9%

Sector Diversification* as of November 30, 2022

Consumer Discretionary	20.2%
Financials	16.5%
Industrials	10.5%
Communication Services	10.4%
Consumer Staples	9.3%
Information Technology	8.9%
Materials	7.7%
Health Care	7.6%
Utilities	3.0%
Real Estate	3.0%
Energy	2.9%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral and cash equivalents. Sector percentages include the sector allocations of the Fund’s investment in Xtrackers MSCI China A Inclusion Equity ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 20.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI China A Inclusion Equity ETF (ASHX)

The Xtrackers MSCI China A Inclusion Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China A Inclusion Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of China A-Shares that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program. China A-Shares are equity securities issued by companies incorporated in mainland China and are denominated in renminbi. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2022 (17.8% of Net Assets)

Description	% of Net Assets
Kweichow Moutai Co. Ltd.	5.2%
Contemporary Amperex Technology Co. Ltd.	2.4%
China Merchants Bank Co. Ltd.	1.9%
Wuliangye Yibin Co. Ltd.	1.6%
Ping An Insurance Group Co. of China Ltd.	1.3%
China Yangtze Power Co. Ltd.	1.2%
BYD Co. Ltd.	1.2%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	1.0%
China Tourism Group Duty Free Corp. Ltd.	1.0%
Industrial Bank Co. Ltd.	1.0%

Sector Diversification* as of November 30, 2022

Financials	18.0%
Industrials	16.6%
Consumer Staples	15.1%
Information Technology	12.8%
Materials	12.4%
Health Care	9.2%
Consumer Discretionary	6.3%
Utilities	3.3%
Energy	3.3%
Real Estate	1.9%
Communication Services	1.1%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 24 .

5

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other fund expenses. In the most recent six-month period Xtrackers MSCI China A Inclusion Equity ETF and Xtrackers MSCI All China Equity ETF limited these expenses; had they not done so, expenses would have been higher. In addition to the ongoing expenses which each Fund bears directly, the Xtrackers MSCI All China Equity ETF shareholders indirectly bear the expenses of Xtrackers MSCI China A Inclusion Equity ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Underlying Funds”) in which the Xtrackers MSCI All China Equity ETF invests. The Underlying Funds’ expenses are not included in Xtrackers MSCI All China Equity ETF’s annualized expense ratios used to calculate the expense estimate in the tables. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2022 to, November 30, 2022).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Harvest CSI 300 China A-Shares ETF
Actual	$1,000.00	$903.00	0.65%	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
Actual	$1,000.00	$977.30	0.65%	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
Xtrackers MSCI All China Equity ETF(2)
Actual	$1,000.00	$912.30	0.19%	$0.91
Hypothetical (5% return before expenses)	$1,000.00	$1,024.12	0.19%	$0.96
Xtrackers MSCI China A Inclusion Equity ETF
Actual	$1,000.00	$913.40	0.60%	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

(2) The Fund invests in other ETFs and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

6

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.9%
Communication Services — 1.2%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,030,804	$2,586,354
China United Network Communications Ltd., Class A	16,008,781	10,019,048
Focus Media Information Technology Co. Ltd., Class A	7,951,653	6,759,489
Mango Excellent Media Co. Ltd., Class A	589,489	2,106,499
Zhejiang Century Huatong Group Co. Ltd., Class A*	3,697,913	2,067,676

(Cost $23,683,774)		23,539,066

Consumer Discretionary — 8.1%
Beijing Roborock Technology Co. Ltd., Class A	36,495	1,340,896
BYD Co. Ltd., Class A	698,195	25,714,447
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	116,524	2,182,660
China Tourism Group Duty Free Corp. Ltd., Class A	752,496	21,089,046
Chongqing Changan Automobile Co. Ltd., Class A	3,899,284	7,442,808
Ecovacs Robotics Co. Ltd., Class A	178,792	1,827,895
FAW Jiefang Group Co. Ltd., Class A	856,287	983,100
Fuyao Glass Industry Group Co. Ltd., Class A	1,270,244	6,693,322
Great Wall Motor Co. Ltd., Class A	971,477	4,409,006
Gree Electric Appliances, Inc. of Zhuhai, Class A	3,708,719	16,931,858
Guangzhou Automobile Group Co. Ltd., Class A	1,754,382	3,067,359
Haier Smart Home Co. Ltd., Class A	2,934,408	10,215,219
Huali Industrial Group Co. Ltd., Class A	82,117	569,282
Huayu Automotive Systems Co. Ltd., Class A	1,268,554	3,323,305
Huizhou Desay Sv Automotive Co. Ltd., Class A	232,097	3,622,866
Midea Group Co. Ltd., Class A	3,818,947	25,943,985
Offcn Education Technology Co. Ltd., Class A*	1,448,351	1,017,440
Oppein Home Group, Inc., Class A	146,728	2,269,704
SAIC Motor Corp. Ltd., Class A	3,732,776	8,041,431
Shandong Linglong Tyre Co. Ltd., Class A	495,791	1,413,540
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,225,601	1,266,222
Shenzhen Overseas Chinese Town Co. Ltd., Class A	3,138,857	2,605,895
TCL Technology Group Corp., Class A	10,808,943	6,166,502
Zhejiang Supor Co. Ltd., Class A	139,338	906,252

(Cost $135,003,527)		159,044,040

Consumer Staples — 14.3%
Anhui Gujing Distillery Co. Ltd., Class A	127,699	4,318,764

	Number of Shares	Value
Consumer Staples (Continued)
Chongqing Brewery Co. Ltd., Class A	181,327	$2,830,641
Eastroc Beverage Group Co. Ltd., Class A	33,000	800,829
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,095,658	10,940,331
Guangdong Haid Group Co. Ltd., Class A	648,763	5,208,370
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,418,927	5,086,546
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,993,839	16,351,816
Jiangsu King’s Luck Brewery JSC Ltd., Class A	500,382	2,981,081
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	460,474	9,238,952
Kweichow Moutai Co. Ltd., Class A	483,193	109,647,497
Luzhou Laojiao Co. Ltd., Class A	566,396	14,951,545
Muyuan Foods Co. Ltd., Class A	2,073,877	14,147,729
New Hope Liuhe Co. Ltd., Class A*	1,760,727	3,403,289
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	406,007	2,091,557
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	382,332	13,892,969
Tongwei Co. Ltd., Class A	2,071,389	12,734,437
Tsingtao Brewery Co. Ltd., Class A	279,782	4,022,155
Wens Foodstuffs Group Co. Ltd., Class A	3,929,654	10,015,907
Wuliangye Yibin Co. Ltd., Class A	1,498,838	33,365,415
Yihai Kerry Arawana Holdings Co. Ltd., Class A	465,593	2,725,587
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	73,162	1,315,815

(Cost $191,438,022)		280,071,232

Energy — 2.0%
China Coal Energy Co. Ltd., Class A	1,406,898	1,936,707
China Oilfield Services Ltd., Class A	472,359	1,187,861
China Petroleum & Chemical Corp., Class A	10,208,598	6,562,872
China Shenhua Energy Co. Ltd., Class A	2,596,184	11,255,799
PetroChina Co. Ltd., Class A	7,467,041	5,552,767
Shaanxi Coal Industry Co. Ltd., Class A	3,009,516	8,614,542
Yankuang Energy Group Co. Ltd., Class A	704,978	4,059,917

(Cost $30,333,717)		39,170,465

Financials — 21.7%
Agricultural Bank of China Ltd., Class A	26,074,800	10,657,200
Bank of Beijing Co. Ltd., Class A	11,458,043	6,975,854
Bank of Chengdu Co. Ltd., Class A	1,695,256	3,692,949
Bank of China Ltd., Class A	16,724,200	7,476,279
Bank of Communications Co. Ltd., Class A	21,581,450	14,456,137
Bank of Hangzhou Co. Ltd., Class A	2,329,633	4,370,676

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Bank of Jiangsu Co. Ltd., Class A	9,189,065	$9,663,160
Bank of Nanjing Co. Ltd., Class A	4,012,825	5,905,527
Bank of Ningbo Co. Ltd., Class A	3,085,358	14,059,682
Bank of Shanghai Co. Ltd., Class A	7,864,588	6,663,155
China CITIC Bank Corp. Ltd., Class A	2,443,629	1,744,347
China Construction Bank Corp., Class A	5,629,528	4,465,946
China Everbright Bank Co. Ltd., Class A	13,507,704	5,731,686
China Galaxy Securities Co. Ltd., Class A	1,064,071	1,498,000
China International Capital Corp. Ltd., Class A	446,319	2,431,606
China Life Insurance Co. Ltd., Class A	1,322,285	6,783,643
China Merchants Bank Co. Ltd., Class A	9,516,318	47,213,913
China Merchants Securities Co. Ltd., Class A	2,879,035	5,515,824
China Minsheng Banking Corp. Ltd., Class A	19,487,308	9,734,735
China Pacific Insurance Group Co. Ltd., Class A	2,717,280	9,386,087
China Zheshang Bank Co. Ltd., Class A*	6,383,684	2,672,533
CITIC Securities Co. Ltd., Class A	7,620,452	21,434,532
CSC Financial Co. Ltd., Class A	1,038,621	3,621,528
East Money Information Co. Ltd., Class A	8,225,834	21,596,397
Everbright Securities Co. Ltd., Class A	1,522,427	3,493,623
Founder Securities Co. Ltd., Class A	3,392,738	3,264,447
GF Securities Co. Ltd., Class A	2,318,702	5,268,244
Guosen Securities Co. Ltd., Class A	2,206,251	2,858,612
Guotai Junan Securities Co. Ltd., Class A	3,497,432	6,943,790
Haitong Securities Co. Ltd., Class A	7,505,127	9,521,934
Hithink RoyalFlush Information Network Co. Ltd., Class A	174,890	2,495,858
Hongta Securities Co. Ltd., Class A	757,510	853,568
Huatai Securities Co. Ltd., Class A	4,566,388	8,469,895
Huaxia Bank Co. Ltd., Class A	4,731,061	3,518,191
Industrial & Commercial Bank of China Ltd., Class A	27,261,584	16,636,009
Industrial Bank Co. Ltd., Class A	11,247,189	28,251,850
Industrial Securities Co. Ltd., Class A*	5,320,336	4,590,630
New China Life Insurance Co. Ltd., Class A	636,460	2,590,478
Orient Securities Co. Ltd., Class A	4,028,874	5,105,812
People’s Insurance Co. Group of China Ltd., Class A	2,606,898	2,005,178
Ping An Bank Co. Ltd., Class A	7,467,281	13,808,183
Ping An Insurance Group Co. of China Ltd., Class A	8,279,542	52,816,016
Postal Savings Bank of China Co. Ltd., Class A	8,462,100	5,356,026
SDIC Capital Co. Ltd., Class A	1,883,449	1,742,734
Shanghai Pudong Development Bank Co. Ltd., Class A	9,198,949	9,425,514

	Number of Shares	Value
Financials (Continued)
Shanghai Rural Commercial Bank Co. Ltd., Class A	694,800	$582,743
Shenwan Hongyuan Group Co. Ltd., Class A	7,061,910	4,139,061
Zheshang Securities Co. Ltd., Class A	1,562,950	2,371,114
Zhongtai Securities Co. Ltd., Class A	2,261,263	2,211,056

(Cost $413,778,187)		426,071,962

Health Care — 8.3%
Aier Eye Hospital Group Co. Ltd., Class A	2,707,264	10,411,889
Asymchem Laboratories Tianjin Co. Ltd., Class A	160,573	3,057,210
Beijing Tiantan Biological Products Corp. Ltd., Class A	639,664	2,012,552
Beijing Tongrentang Co. Ltd., Class A	538,696	3,757,482
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	137,685	3,181,247
Bloomage Biotechnology Corp. Ltd., Class A	76,442	1,175,956
Changchun High & New Technology Industry Group, Inc., Class A	257,314	6,174,995
Chongqing Zhifei Biological Products Co. Ltd., Class A	615,943	7,907,273
Gan & Lee Pharmaceuticals Co. Ltd., Class A	175,880	850,889
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	579,761	2,411,540
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	219,365	2,123,153
Hangzhou Tigermed Consulting Co. Ltd., Class A	404,482	5,085,839
Huadong Medicine Co. Ltd., Class A	680,930	3,983,273
Hualan Biological Engineering, Inc., Class A	844,980	2,453,475
Imeik Technology Development Co. Ltd., Class A	66,905	4,553,731
Jafron Biomedical Co. Ltd., Class A	378,524	1,701,262
Jiangsu Hengrui Medicine Co. Ltd., Class A	3,475,219	19,643,646
Lepu Medical Technology Beijing Co. Ltd., Class A	974,365	3,131,984
Ovctek China, Inc., Class A	369,150	1,650,225
Pharmaron Beijing Co. Ltd., Class A	383,426	3,489,030
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	974,035	5,128,355
Shanghai RAAS Blood Products Co. Ltd., Class A	3,201,801	2,517,292
Shenzhen Kangtai Biological Products Co. Ltd., Class A	518,617	2,531,831
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	385,691	17,767,145
Topchoice Medical Corp., Class A*	165,883	2,978,217
Walvax Biotechnology Co. Ltd., Class A	1,228,984	7,372,387
WuXi AppTec Co. Ltd., Class A	1,588,858	17,587,711
Yunnan Baiyao Group Co. Ltd., Class A	562,404	4,515,865

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Health Care (Continued)
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	243,707	$8,817,646
Zhejiang NHU Co. Ltd., Class A	1,430,781	4,000,083

(Cost $153,590,846)		161,973,183

Industrials — 15.8%
AECC Aviation Power Co. Ltd., Class A	1,226,471	7,935,175
Air China Ltd., Class A*	2,374,337	3,524,550
Beijing New Building Materials PLC, Class A	809,033	3,012,726
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	15,738,483	11,011,321
China CSSC Holdings Ltd., Class A	1,397,026	4,974,332
China Eastern Airlines Corp. Ltd., Class A*	4,341,824	3,296,519
China Energy Engineering Corp. Ltd., Class A	10,946,777	3,806,116
China National Chemical Engineering Co. Ltd., Class A	2,920,702	3,490,029
China Railway Group Ltd., Class A	8,623,930	7,196,348
China Southern Airlines Co. Ltd., Class A*	3,994,876	4,223,662
China State Construction Engineering Corp. Ltd., Class A	16,740,880	13,969,640
Contemporary Amperex Technology Co. Ltd., Class A	1,074,151	58,688,863
COSCO SHIPPING Holdings Co. Ltd., Class A	4,881,696	8,749,913
CRRC Corp. Ltd., Class A	10,491,699	7,980,686
Daqin Railway Co. Ltd., Class A	4,995,028	4,855,770
Eve Energy Co. Ltd., Class A	871,073	10,254,171
Ginlong Technologies Co. Ltd., Class A*	120,918	3,392,901
Gongniu Group Co. Ltd., Class A	65,459	1,267,572
Gotion High-tech Co. Ltd., Class A	865,156	3,928,927
Guangdong Kinlong Hardware Products Co. Ltd., Class A	103,979	1,533,615
Han’s Laser Technology Industry Group Co. Ltd., Class A	669,764	2,523,573
Jiangsu Hengli Hydraulic Co. Ltd., Class A	428,720	4,001,577
Metallurgical Corp. of China Ltd., Class A	6,173,709	2,917,561
NARI Technology Co. Ltd., Class A	2,643,376	9,967,360
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	213,203	2,336,430
Power Construction Corp. of China Ltd., Class A	6,043,428	6,552,490
Sany Heavy Industry Co. Ltd., Class A	4,663,646	10,529,928
SF Holding Co. Ltd., Class A	1,513,110	11,380,884
Shanghai International Airport Co. Ltd., Class A*	803,884	6,329,356
Shanghai International Port Group Co. Ltd., Class A	2,672,947	2,067,361
Shanghai M&G Stationery, Inc., Class A	306,578	2,078,819
Shenzhen Inovance Technology Co. Ltd., Class A	1,449,671	14,454,638

	Number of Shares	Value
Industrials (Continued)
Spring Airlines Co. Ltd., Class A*	289,395	$2,327,004
Sungrow Power Supply Co. Ltd., Class A	806,014	13,154,370
Sunwoda Electronic Co. Ltd., Class A	962,958	3,307,138
Suzhou Maxwell Technologies Co. Ltd., Class A	55,665	3,396,881
TBEA Co. Ltd., Class A	2,915,826	8,896,715
Weichai Power Co. Ltd., Class A	4,404,671	6,707,224
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	877,460	5,449,219
Wuxi Shangji Automation Co. Ltd., Class A	153,924	2,542,664
XCMG Construction Machinery Co. Ltd., Class A	4,979,187	3,723,906
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	2,306,624	3,767,747
Yunda Holding Co. Ltd., Class A	1,130,235	1,972,893
Zhejiang Chint Electrics Co. Ltd., Class A	862,592	3,520,659
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,442,918	4,504,991
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,222,153	3,499,262

(Cost $301,543,897)		309,003,486

Information Technology — 14.0%
360 Security Technology, Inc., Class A	2,798,268	2,736,139
Advanced Micro-Fabrication Equipment Inc China, Class A*	311,567	4,350,871
Anker Innovations Technology Co. Ltd., Class A	151,070	1,246,688
Avary Holding Shenzhen Co. Ltd., Class A	620,259	2,552,706
Beijing Kingsoft Office Software, Inc., Class A	146,209	5,307,259
BOE Technology Group Co. Ltd., Class A	30,461,075	15,475,970
Chaozhou Three-Circle Group Co. Ltd., Class A	1,044,699	4,474,454
China Greatwall Technology Group Co. Ltd., Class A	1,654,603	2,806,024
China Resources Microelectronics Ltd., Class A	479,516	3,613,493
Flat Glass Group Co. Ltd., Class A	430,758	2,151,207
Foxconn Industrial Internet Co. Ltd., Class A	3,879,431	5,037,543
GigaDevice Semiconductor, Inc., Class A	530,861	7,593,253
Glodon Co. Ltd., Class A	748,200	5,900,485
GoerTek, Inc., Class A	1,883,276	4,848,204
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	288,053	2,507,119
Hangzhou First Applied Material Co. Ltd., Class A	434,067	3,701,593
Hangzhou Silan Microelectronics Co. Ltd., Class A	716,927	3,723,794
Hundsun Technologies, Inc., Class A	1,222,352	6,931,885

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Iflytek Co. Ltd., Class A	1,503,995	$6,883,443
Ingenic Semiconductor Co. Ltd., Class A	164,322	1,840,634
Inspur Electronic Information Industry Co. Ltd., Class A	983,186	3,097,550
JA Solar Technology Co. Ltd., Class A	749,450	6,190,066
JCET Group Co. Ltd., Class A	1,274,864	4,523,072
Lens Technology Co. Ltd., Class A	1,709,287	2,578,563
Lingyi iTech Guangdong Co., Class A*	2,700,504	1,885,556
LONGi Green Energy Technology Co. Ltd., Class A	4,716,879	30,645,037
Luxshare Precision Industry Co. Ltd., Class A	3,862,325	16,942,498
Maxscend Microelectronics Co. Ltd., Class A	262,961	4,295,700
Montage Technology Co. Ltd., Class A	375,063	3,581,660
National Silicon Industry Group Co. Ltd., Class A*	987,818	2,699,995
NAURA Technology Group Co. Ltd., Class A	203,909	6,449,954
Qi An Xin Technology Group, Inc., Class A*	236,020	2,043,188
Sangfor Technologies, Inc., Class A	195,652	3,116,183
SG Micro Corp., Class A	197,677	4,965,454
Shanghai Baosight Software Co. Ltd., Class A	485,657	2,714,157
Shengyi Technology Co. Ltd., Class A	1,299,981	2,783,914
Shennan Circuits Co. Ltd., Class A	195,830	2,099,076
Shenzhen Goodix Technology Co. Ltd., Class A	211,680	1,563,016
Shenzhen Transsion Holdings Co. Ltd., Class A	198,726	2,192,446
StarPower Semiconductor Ltd., Class A	55,000	2,638,208
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	1,812,773	10,694,318
Thunder Software Technology Co. Ltd., Class A	269,431	4,378,070
Trina Solar Co. Ltd., Class A	848,582	7,767,534
Unigroup Guoxin Microelectronics Co. Ltd., Class A	470,082	8,771,946
Unisplendour Corp. Ltd., Class A	1,292,386	3,462,772
Will Semiconductor Co. Ltd. Shanghai, Class A	585,930	6,759,468
Wingtech Technology Co. Ltd., Class A	597,426	4,669,901
Wuhan Guide Infrared Co. Ltd., Class A	1,117,609	1,860,448
Yealink Network Technology Corp. Ltd., Class A	329,123	2,972,473
Yonyou Network Technology Co. Ltd., Class A	1,433,574	4,660,954
Zhejiang Dahua Technology Co. Ltd., Class A	1,609,859	2,714,151
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	531,803	4,867,883
ZTE Corp., Class A	2,645,134	9,196,941

(Cost $265,214,478)		273,464,916

	Number of Shares	Value
Materials — 9.6%
Aluminum Corp. of China Ltd., Class A	6,134,867	$3,891,726
Anhui Conch Cement Co. Ltd., Class A	1,895,916	7,692,418
Baoshan Iron & Steel Co. Ltd., Class A	6,945,442	5,559,153
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,565,716	7,308,134
Cathay Biotech, Inc., Class A	143,308	1,275,575
China Jushi Co. Ltd., Class A	1,960,856	3,996,040
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,701,471	6,319,139
Citic Pacific Special Steel Group Co. Ltd., Class A	806,076	2,047,664
CMOC Group Ltd., Class A	5,665,885	3,746,997
CNGR Advanced Material Co. Ltd., Class A	143,700	1,544,381
Ganfeng Lithium Group Co. Ltd., Class A	879,700	10,112,283
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,058,538	6,754,020
Hengli Petrochemical Co. Ltd., Class A	1,637,683	3,904,529
Hengyi Petrochemical Co. Ltd., Class A	1,716,928	1,747,032
Hoshine Silicon Industry Co. Ltd., Class A	157,608	1,999,610
Huafon Chemical Co. Ltd., Class A	1,261,602	1,298,046
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	17,767,027	5,017,616
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,710,673	1,615,683
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,402,000	2,642,261
Jiangxi Copper Co. Ltd., Class A	899,201	2,217,871
LB Group Co. Ltd., Class A	1,147,250	2,911,087
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,734,774	3,254,647
Qinghai Salt Lake Industry Co. Ltd., Class A*	3,337,125	11,977,080
Rongsheng Petrochemical Co. Ltd., Class A	2,362,837	4,154,653
Satellite Chemical Co. Ltd., Class A	1,307,259	2,699,319
Shandong Gold Mining Co. Ltd., Class A	1,534,166	4,452,412
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,166,438	5,513,990
Shandong Nanshan Aluminum Co. Ltd., Class A	5,813,490	2,887,584
Shanghai Putailai New Energy Technology Co. Ltd., Class A	547,151	4,309,529
Tianqi Lithium Corp., Class A*	798,087	10,208,201
Wanhua Chemical Group Co. Ltd., Class A	1,233,714	15,669,933
Xinjiang Tianshan Cement Co. Ltd., Class A	541,851	698,994
Yunnan Energy New Material Co. Ltd., Class A	415,630	7,338,828
Zangge Mining Co. Ltd., Class A	387,001	1,690,481
Zhejiang Huayou Cobalt Co. Ltd., Class A	980,479	8,697,960

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Materials (Continued)
Zhejiang Longsheng Group Co. Ltd., Class A	2,162,100	$2,997,782
Zhongjin Gold Corp. Ltd., Class A	2,442,544	2,797,342
Zijin Mining Group Co. Ltd., Class A	11,131,162	15,528,290

(Cost $173,547,939)		188,478,290

Real Estate — 2.0%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,473,624	5,370,995
China Vanke Co. Ltd., Class A	5,256,356	13,912,117
Gemdale Corp., Class A	2,066,936	3,431,963
Greenland Holdings Corp. Ltd., Class A*	3,332,346	1,626,815
Poly Developments and Holdings Group Co. Ltd., Class A	5,513,931	13,028,823
Seazen Holdings Co. Ltd., Class A*	662,843	2,142,861

(Cost $34,732,113)		39,513,574

Utilities — 2.9%
CGN Power Co. Ltd., Class A	9,558,079	3,730,207
China Longyuan Power Group Corp. Ltd., Class A	103,200	289,252

	Number of Shares	Value
Utilities (Continued)
China National Nuclear Power Co. Ltd., Class A	7,339,701	$6,499,689
China Three Gorges Renewables Group Co. Ltd., Class A	6,901,200	5,680,444
China Yangtze Power Co. Ltd., Class A	8,900,195	26,802,452
GD Power Development Co. Ltd., Class A*	7,099,453	4,564,074
Huaneng Lancang River Hydropower, Inc., Class A	1,588,000	1,521,191
Huaneng Power International, Inc., Class A*	3,414,842	3,755,796
SDIC Power Holdings Co. Ltd., Class A	2,417,966	3,774,613

(Cost $49,726,384)		56,617,718

TOTAL COMMON STOCKS (Cost $1,772,592,884)		1,956,947,932

TOTAL INVESTMENTS — 99.9% (Cost $1,772,592,884)		$1,956,947,932
Other assets and liabilities, net — 0.1%		2,614,979

NET ASSETS — 100.0%		$1,959,562,911

*	Non-income producing security.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,956,947,932	$—	$—	$1,956,947,932

TOTAL	$1,956,947,932	$—	$—	$1,956,947,932

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.9%
Communication Services — 3.1%
Beijing Enlight Media Co. Ltd., Class A	35,000	$41,127
Beijing Gehua CATV Network Co. Ltd., Class A	29,300	35,552
Beijing Jetsen Technology Co. Ltd., Class A*	56,100	37,737
Bluefocus Intelligent Communications Group Co. Ltd., Class A	70,100	53,522
China South Publishing & Media Group Co. Ltd., Class A	21,000	30,100
Chinese Universe Publishing and Media Group Co. Ltd., Class A	17,389	23,764
G-bits Network Technology Xiamen Co. Ltd., Class A	1,273	58,786
Inmyshow Digital Technology Group Co. Ltd., Class A	25,300	25,636
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	81,300	35,305
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	23,600	28,267
Kunlun Tech Co. Ltd., Class A	27,300	54,705
Leo Group Co. Ltd., Class A*	201,195	52,537
NanJi E-Commerce Co. Ltd., Class A	58,100	38,671
Oriental Pearl Group Co. Ltd., Class A	60,400	57,345
People.cn Co. Ltd., Class A	17,800	27,231
Perfect World Co. Ltd., Class A	38,700	74,638
Wanda Film Holding Co. Ltd., Class A*	32,500	61,620
Wasu Media Holding Co. Ltd., Class A	24,500	25,486
Youzu Interactive Co. Ltd., Class A*	22,900	28,599

(Cost $959,706)		790,628

Consumer Discretionary — 5.9%
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	50,500	105,709
Anhui Zhongding Sealing Parts Co. Ltd., Class A	23,800	50,360
Autel Intelligent Technology Corp. Ltd., Class A	8,442	42,890
Beiqi Foton Motor Co. Ltd., Class A*	139,800	53,369
BTG Hotels Group Co. Ltd., Class A	16,445	56,712
China Grand Automotive Services Group Co. Ltd., Class A*	116,100	37,072
Chow Tai Seng Jewellery Co. Ltd., Class A	14,200	26,621
DongFeng Automobile Co. Ltd., Class A	23,000	20,955
Easyhome New Retail Group Co. Ltd., Class A	53,200	29,294
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	10,117	24,336
Hang Zhou Great Star Industrial Co. Ltd., Class A*	19,453	59,134
Hangzhou Robam Appliances Co. Ltd., Class A	13,800	50,880
Hisense Visual Technology Co. Ltd., Class A	22,200	42,879
HLA Group Corp. Ltd., Class A	46,200	31,996
Joyoung Co. Ltd., Class A	9,201	20,174

	Number of Shares	Value
Consumer Discretionary (Continued)
Keboda Technology Co. Ltd., Class A	1,500	$14,613
KingClean Electric Co. Ltd., Class A	3,800	16,550
Liaoning Cheng Da Co. Ltd., Class A	30,158	57,008
Ninebot Ltd.*	10,722	50,792
Ningbo Huaxiang Electronic Co. Ltd., Class A	15,000	31,633
Ningbo Joyson Electronic Corp., Class A*	27,920	59,196
Sailun Group Co. Ltd., Class A	72,000	97,479
Shenzhen MTC Co. Ltd., Class A*	63,000	31,114
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A*	34,950	29,562
Sichuan Changhong Electric Co. Ltd., Class A	101,900	40,347
Songcheng Performance Development Co. Ltd., Class A	45,700	92,029
Suofeiya Home Collection Co. Ltd., Class A	17,618	42,730
Tianneng Battery Group Co. Ltd., Class A	3,936	21,304
Wangfujing Group Co. Ltd., Class A	19,630	71,205
Wanxiang Qianchao Co. Ltd., Class A	47,200	35,099
Weifu High-Technology Group Co. Ltd., Class A	16,700	43,371
Wuchan Zhongda Group Co. Ltd., Class A	87,400	56,435
Xiamen Intretech, Inc., Class A	9,730	24,496
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	47,838	25,526
Zhejiang Semir Garment Co. Ltd., Class A	24,300	17,415

(Cost $1,647,351)		1,510,285

Consumer Staples — 6.6%
Angel Yeast Co. Ltd., Class A	14,300	88,481
Anhui Kouzi Distillery Co. Ltd., Class A	9,900	66,033
Anhui Yingjia Distillery Co. Ltd., Class A	7,100	48,163
Anjoy Foods Group Co. Ltd., Class A	4,300	96,417
Beijing Dabeinong Technology Group Co. Ltd., Class A*	94,062	124,412
Beijing Yanjing Brewery Co. Ltd., Class A	39,800	57,838
Bestore Co. Ltd., Class A	3,000	15,752
Bright Dairy & Food Co. Ltd., Class A	20,800	30,108
By-health Co. Ltd., Class A	29,600	83,594
C&S Paper Co. Ltd., Class A	24,700	39,085
Chacha Food Co. Ltd., Class A	8,600	56,910
Chongqing Fuling Zhacai Group Co. Ltd., Class A	18,138	65,047
COFCO Sugar Holding Co. Ltd., Class A	29,900	30,170
DaShenLin Pharmaceutical Group Co. Ltd., Class A	10,760	64,455
Fujian Sunner Development Co. Ltd., Class A	21,900	77,886
Guangdong Marubi Biotechnology Co. Ltd., Class A	1,400	7,153
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	14,200	40,304
Heilongjiang Agriculture Co. Ltd., Class A	21,400	44,341
Juewei Food Co. Ltd., Class A	10,500	85,219
Laobaixing Pharmacy Chain JSC, Class A	7,020	41,324
New Hope Dairy Co. Ltd., Class A	6,100	9,886

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Consumer Staples (Continued)
Opple Lighting Co. Ltd., Class A	4,590	$10,592
Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A*	88,620	34,711
Proya Cosmetics Co. Ltd., Class A	4,170	100,355
Shanghai Bailian Group Co. Ltd., Class A	21,800	34,588
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	1,700	18,063
Shanghai Jahwa United Co. Ltd., Class A	9,664	39,348
Sichuan Teway Food Group Co. Ltd., Class A	7,314	27,921
Tech-Bank Food Co. Ltd., Class A*	44,720	39,856
Toly Bread Co. Ltd., Class A	16,544	30,733
Yantai Changyu Pioneer Wine Co. Ltd., Class A	4,100	17,275
Yifeng Pharmacy Chain Co. Ltd., Class A	10,500	97,007
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	30,454	68,113

(Cost $1,652,449)		1,691,140

Energy — 3.7%
China Merchants Energy Shipping Co. Ltd., Class A	91,700	85,499
China Petroleum Engineering Corp.	51,500	23,242
China Suntien Green Energy Corp. Ltd., Class A	4,500	6,910
CNOOC Energy Technology & Services Ltd., Class A	65,200	28,962
COFCO Capital Holdings Co. Ltd., Class A	25,500	25,947
COSCO SHIPPING Energy Transportation Co. Ltd., Class A*	40,100	87,525
Guanghui Energy Co. Ltd., Class A	130,300	197,859
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	20,900	39,893
Jizhong Energy Resources Co. Ltd., Class A	29,400	28,998
Oriental Energy Co. Ltd., Class A	32,300	39,146
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	34,170	81,904
Shanxi Coking Coal Energy Group Co. Ltd., Class A	57,350	107,107
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	33,700	91,203
Sinopec Oilfield Service Corp., Class A*	126,500	35,904
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	14,941	66,262

(Cost $507,233)		946,361

Financials — 8.7%
AVIC Industry-Finance Holdings Co. Ltd., Class A	147,700	71,477
Bank of Changsha Co. Ltd., Class A	55,600	54,524
Bank of Guiyang Co. Ltd., Class A	83,200	66,948
Bank of Lanzhou Co. Ltd., Class A	21,500	12,479
Bank of Qingdao Co. Ltd., Class A	46,270	24,296
Bank of Suzhou Co. Ltd., Class A	55,010	60,346
Bank of Xi’an Co. Ltd., Class A	35,000	17,633
Bank of Zhengzhou Co. Ltd., Class A*	150,206	52,865

	Number of Shares	Value
Financials (Continued)
BOC International China Co. Ltd., Class A	47,400	$75,743
Caida Securities Co. Ltd., Class A	18,100	22,527
Caitong Securities Co. Ltd., Class A	94,725	101,763
Changjiang Securities Co. Ltd., Class A	110,998	88,528
China Great Wall Securities Co. Ltd., Class A	35,000	43,312
Chinalin Securities Co. Ltd., Class A	8,800	17,696
Chongqing Rural Commercial Bank Co. Ltd., Class A	182,400	93,705
Dongxing Securities Co. Ltd., Class A	46,300	54,208
First Capital Securities Co. Ltd., Class A	98,100	83,532
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	41,755	37,925
Guolian Securities Co. Ltd., Class A	22,700	35,436
Guosheng Financial Holding, Inc., Class A*	33,787	38,743
Guoyuan Securities Co. Ltd., Class A	73,400	72,395
Huaan Securities Co. Ltd., Class A	80,715	56,472
Huaxi Securities Co. Ltd., Class A	45,400	54,958
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	78,555	84,503
Jiangsu Financial Leasing Co. Ltd., Class A	34,100	27,875
Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	79,400	30,874
Minmetals Capital Co. Ltd., Class A	63,800	47,263
Nanjing Securities Co. Ltd., Class A	63,900	77,353
Northeast Securities Co. Ltd., Class A	40,249	40,098
Polaris Bay Group Co. Ltd., Class A*	35,300	36,721
Qilu Bank Co. Ltd., Class A	17,100	10,386
Qingdao Rural Commercial Bank Corp., Class A	105,300	44,831
Sealand Securities Co. Ltd., Class A	113,270	56,101
Shaanxi International Trust Co. Ltd., Class A	61,390	28,576
Shanxi Securities Co. Ltd., Class A	64,040	50,713
Sinolink Securities Co. Ltd., Class A	64,200	82,363
SooChow Securities Co. Ltd., Class A	113,020	110,831
Southwest Securities Co. Ltd., Class A	96,600	54,836
Tianfeng Securities Co. Ltd., Class A	201,400	87,746
Western Securities Co. Ltd., Class A	78,700	71,592
Xiamen Bank Co. Ltd., Class A	28,300	23,134
Yongan Futures Co. Ltd., Class A	5,300	13,193

(Cost $2,675,846)		2,216,500

Health Care — 11.8%
Anhui Anke Biotechnology Group Co. Ltd., Class A	32,808	47,258
Apeloa Pharmaceutical Co. Ltd., Class A	17,000	49,699
Autobio Diagnostics Co. Ltd., Class A	7,000	60,390
Betta Pharmaceuticals Co. Ltd., Class A	7,000	50,246
BGI Genomics Co. Ltd., Class A	7,200	61,338
Blue Sail Medical Co. Ltd., Class A*	19,800	27,312
CanSino Biologics, Inc., Class A	1,875	59,456
China Animal Husbandry Industry Co. Ltd., Class A	17,957	33,588
China Meheco Co. Ltd., Class A	20,421	48,745

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Health Care (Continued)
China National Accord Medicines Corp. Ltd., Class A	3,973	$19,622
China National Medicines Corp. Ltd., Class A	10,233	40,400
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	11,249	32,295
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	11,418	95,959
Contec Medical Systems Co. Ltd., Class A	4,300	15,884
Daan Gene Co. Ltd., Class A	27,718	70,529
Dian Diagnostics Group Co. Ltd., Class A	13,740	53,311
Double Medical Technology, Inc., Class A	1,100	5,904
Guangzhou Wondfo Biotech Co. Ltd., Class A	7,140	48,637
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	38,550	28,722
Hainan Poly Pharm Co. Ltd., Class A	7,099	26,436
Haisco Pharmaceutical Group Co. Ltd., Class A	6,600	20,194
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	10,400	48,292
Humanwell Healthcare Group Co. Ltd., Class A	27,800	88,570
Intco Medical Technology Co. Ltd., Class A	12,920	45,105
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	17,385	90,694
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	26,400	59,121
Jinyu Bio-Technology Co. Ltd., Class A	31,804	39,944
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	32,156	55,583
Joinn Laboratories China Co. Ltd., Class A	6,540	53,952
Jointown Pharmaceutical Group Co. Ltd., Class A	25,300	48,435
Livzon Pharmaceutical Group, Inc., Class A	10,862	58,299
Maccura Biotechnology Co. Ltd., Class A	11,300	30,709
Micro-Tech Nanjing Co. Ltd., Class A	2,137	24,068
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	14,974	37,295
Porton Pharma Solutions Ltd., Class A	9,100	53,930
Sansure Biotech, Inc., Class A	8,028	28,847
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	15,800	50,787
Shandong Pharmaceutical Glass Co. Ltd., Class A	13,538	55,755
Shanghai Junshi Biosciences Co. Ltd., Class A*	9,877	92,653
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	31,700	87,050
Shenzhen Chipscreen Biosciences Co. Ltd., Class A*	8,498	29,487
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	11,300	21,986
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,000	62,789

	Number of Shares	Value
Health Care (Continued)
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	15,900	$78,299
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	23,700	151,016
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	28,800	96,376
Tasly Pharmaceutical Group Co. Ltd., Class A	24,500	40,959
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	49,200	46,362
Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	8,462	36,915
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	39,200	51,347
Winner Medical Co. Ltd., Class A	3,800	36,309
Winning Health Technology Group Co. Ltd., Class A	49,800	61,769
Yifan Pharmaceutical Co. Ltd., Class A*	22,500	40,840
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	57,940	39,057
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	25,720	74,097
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	14,317	80,460
Zhejiang Medicine Co. Ltd., Class A	18,400	33,033
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	8,900	63,961

(Cost $3,044,889)		2,990,076

Industrials — 17.9%
AECC Aero-Engine Control Co. Ltd., Class A	25,200	96,631
AVICOPTER PLC, Class A	10,400	70,815
Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	7,659	50,412
Beijing Easpring Material Technology Co. Ltd., Class A	10,600	92,184
Beijing Originwater Technology Co. Ltd., Class A	61,800	44,729
Beijing United Information Technology Co. Ltd., Class A	10,155	148,626
Bohai Leasing Co. Ltd., Class A*	62,700	21,089
Centre Testing International Group Co. Ltd., Class A	48,300	143,945
China Baoan Group Co. Ltd., Class A	76,580	142,369
China First Heavy Industries Co. Ltd., Class A*	93,100	40,033
China International Marine Containers Group Co. Ltd., Class A	55,280	58,289
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	26,443	29,496
China Merchants Port Group Co. Ltd., Class A	7,000	14,861
China Railway Hi-tech Industry Co. Ltd., Class A	40,500	46,498
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	34,500	29,768

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
China XD Electric Co. Ltd., Class A	67,400	$47,156
CITIC Heavy Industries Co. Ltd., Class A	62,800	32,797
CMST Development Co. Ltd., Class A	29,100	21,186
COSCO SHIPPING Development Co. Ltd., Class A	115,100	42,797
Deppon Logistics Co. Ltd., Class A*	10,000	26,779
Dongfang Electric Corp. Ltd., Class A	33,200	113,832
East Group Co. Ltd., Class A	34,500	36,867
Eastern Air Logistics Co. Ltd., Class A	5,700	12,966
Eternal Asia Supply Chain Management Ltd., Class A	50,300	40,403
Fangda Carbon New Material Co. Ltd., Class A*	67,800	61,964
GoodWe Technologies Co. Ltd., Class A	1,715	83,683
Guangshen Railway Co. Ltd., Class A*	112,600	34,036
Guangxi Liugong Machinery Co. Ltd., Class A	33,730	29,774
Guangzhou Port Co. Ltd., Class A	38,700	17,630
Hefei Meiya Optoelectronic Technology, Inc., Class A	11,500	39,822
Hongfa Technology Co. Ltd., Class A	24,612	121,235
Infore Environment Technology Group Co. Ltd., Class A	43,500	30,187
Jiangsu Expressway Co. Ltd., Class A	13,600	15,499
Jiangsu Zhongtian Technology Co. Ltd., Class A	77,835	184,358
Jihua Group Corp. Ltd., Class A*	77,600	34,249
Juneyao Airlines Co. Ltd., Class A*	19,740	44,066
Kaishan Group Co. Ltd., Class A*	12,351	28,167
Keda Industrial Group Co. Ltd., Class A	38,600	87,592
Kuang-Chi Technologies Co. Ltd., Class A*	42,700	106,288
Liaoning Port Co. Ltd., Class A	165,520	38,524
Ming Yang Smart Energy Group Ltd., Class A	45,800	173,998
Ningbo Deye Technology Co. Ltd., Class A	2,100	108,182
North Industries Group Red Arrow Co. Ltd., Class A	24,547	74,549
Orient Group, Inc., Class A*	73,690	27,818
Qingdao Port International Co. Ltd., Class A	23,800	19,117
Qingdao TGOOD Electric Co. Ltd., Class A	22,481	50,728
Riyue Heavy Industry Co. Ltd., Class A	13,700	38,515
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	12,500	47,418
Shandong Hi-speed Co. Ltd., Class A	17,600	14,337
Shanghai Construction Group Co. Ltd., Class A	159,200	63,034
Shanghai Environment Group Co. Ltd., Class A	20,840	27,387
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	12,249	21,103
Shanghai Tunnel Engineering Co. Ltd., Class A	64,700	50,501
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	11,700	21,088

	Number of Shares	Value
Industrials (Continued)
Shanxi Coal International Energy Group Co. Ltd., Class A	28,400	$66,058
Shenzhen Airport Co. Ltd., Class A	31,000	32,247
Siasun Robot & Automation Co. Ltd., Class A*	37,200	52,846
Sichuan Road & Bridge Group Co. Ltd., Class A	56,200	93,554
Sieyuan Electric Co. Ltd., Class A	17,980	96,503
Sinochem International Corp., Class A	39,200	40,110
Sinoma International Engineering Co., Class A	35,850	47,519
Sinotrans Ltd., Class A	39,900	22,650
State Grid Yingda Co. Ltd., Class A	54,000	39,773
STO Express Co. Ltd., Class A*	21,800	31,557
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A*	38,900	28,652
TangShan Port Group Co. Ltd., Class A	84,774	35,250
Tian Di Science & Technology Co. Ltd., Class A	54,600	41,997
Tianjin Port Co. Ltd., Class A	40,076	23,887
Wolong Electric Group Co. Ltd., Class A	29,339	55,043
Xiamen C & D, Inc., Class A	42,100	93,025
Xiamen ITG Group Corp. Ltd., Class A	36,548	39,783
Xuji Electric Co. Ltd., Class A	20,200	62,551
Yantai Eddie Precision Machinery Co. Ltd., Class A	12,240	27,949
YTO Express Group Co. Ltd., Class A	39,700	109,413
Yutong Bus Co. Ltd., Class A	41,500	46,880
Zhefu Holding Group Co. Ltd., Class A	69,300	40,519
Zhejiang HangKe Technology, Inc. Co., Class A	3,961	25,774
Zhejiang Wanliyang Co. Ltd., Class A*	22,800	27,147
Zhejiang Weiming Environment Protection Co. Ltd., Class A	15,488	44,839
Zhejiang Weixing New Building Materials Co. Ltd., Class A	19,280	59,401
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	26,500	49,002
Zhongshan Broad Ocean Motor Co. Ltd., Class A	60,900	47,362
Zhuzhou Kibing Group Co. Ltd., Class A	45,500	63,797

(Cost $4,271,348)		4,544,465

Information Technology — 15.5%
Accelink Technologies Co. Ltd., Class A	14,922	35,809
Addsino Co. Ltd., Class A	37,800	55,253
Aisino Corp., Class A	33,000	51,609
Amlogic Shanghai Co. Ltd., Class A*	7,149	76,609
Arcsoft Corp. Ltd., Class A	6,133	21,150
Beijing E-Hualu Information Technology Co. Ltd., Class A	12,640	41,670
Beijing Orient National Communication Science & Technology Co. Ltd., Class A*	26,219	31,107
Beijing Shiji Information Technology Co. Ltd., Class A	19,515	41,099
Beijing Sinnet Technology Co. Ltd., Class A	36,500	45,014

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,000	$58,747
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	28,800	54,727
Cambricon Technologies Corp. Ltd., Class A*	5,900	53,102
China National Software & Service Co. Ltd., Class A	11,660	107,061
China Railway Signal & Communication Corp. Ltd., Class A	83,746	55,858
China TransInfo Technology Co. Ltd., Class A*	32,200	41,082
DHC Software Co. Ltd., Class A	67,400	56,912
Fiberhome Telecommunication Technologies Co. Ltd., Class A	23,100	44,879
Fujian Star-net Communication Co. Ltd., Class A	13,600	38,871
GCL System Integration Technology Co. Ltd., Class A*	120,400	55,190
GRG Banking Equipment Co. Ltd., Class A	36,900	52,576
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	23,600	52,147
Guangzhou Haige Communications Group, Inc. Co., Class A	56,700	69,684
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	23,800	65,998
Hengtong Optic-electric Co. Ltd., Class A	54,300	126,378
Huagong Tech Co. Ltd., Class A	30,459	75,083
IRICO Display Devices Co. Ltd., Class A*	44,300	28,165
Leyard Optoelectronic Co. Ltd., Class A	62,400	51,894
MLS Co. Ltd., Class A	25,673	31,661
Neusoft Corp., Class A	25,900	39,844
Newland Digital Technology Co. Ltd., Class A	23,140	43,873
Ninestar Corp., Class A	20,745	159,066
PCI Technology Group Co. Ltd., Class A	39,650	32,692
Raytron Technology Co. Ltd., Class A	7,918	45,509
Shanghai 2345 Network Holding Group Co. Ltd., Class A	166,448	49,605
Shanghai Aiko Solar Energy Co. Ltd., Class A*	20,000	117,506
Shanghai Belling Co. Ltd., Class A	17,200	46,720
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	1,380	45,524
Shenzhen Aisidi Co. Ltd., Class A	24,200	35,168
Shenzhen Everwin Precision Technology Co. Ltd., Class A*	24,636	40,591
Shenzhen Huaqiang Industry Co. Ltd., Class A	10,840	17,891
Shenzhen Kaifa Technology Co. Ltd., Class A	29,200	48,484
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	18,500	28,197
Shenzhen Kinwong Electronic Co. Ltd., Class A	7,520	22,251
Shenzhen SC New Energy Technology Corp., Class A	7,200	131,300

	Number of Shares	Value
Information Technology (Continued)
Shenzhen Sunlord Electronics Co. Ltd., Class A	19,200	$69,101
Shenzhen Suntak Circuit Technology Co. Ltd., Class A	12,800	19,183
Shenzhen Sunway Communication Co. Ltd., Class A	29,100	69,710
Sinosoft Co. Ltd., Class A	11,020	46,245
State Grid Information & Communication Co. Ltd., Class A	13,800	33,000
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	39,000	143,349
Taiji Computer Corp. Ltd., Class A	11,919	49,206
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	9,500	50,099
Tianma Microelectronics Co. Ltd., Class A	35,900	46,668
Tianshui Huatian Technology Co. Ltd., Class A	68,300	85,394
TongFu Microelectronics Co. Ltd., Class A*	27,100	66,650
Topsec Technologies Group, Inc., Class A	33,680	53,533
Venustech Group, Inc., Class A	19,600	75,018
Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	7,754	52,512
Visionox Technology, Inc., Class A*	30,600	26,142
Wangsu Science & Technology Co. Ltd., Class A	73,000	56,875
Westone Information Industry, Inc., Class A	17,004	85,015
Wonders Information Co. Ltd., Class A*	36,594	46,220
Wuhu Token Science Co. Ltd., Class A	71,200	64,365
Wuxi Taiji Industry Co. Ltd., Class A	45,300	36,322
Xiamen Faratronic Co. Ltd., Class A	4,000	89,691
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class A	4,300	21,108
Zhejiang Crystal-Optech Co. Ltd., Class A	42,362	72,623
Zhejiang Supcon Technology Co. Ltd., Class A	8,820	113,817
Zhongji Innolight Co. Ltd., Class A	14,100	57,289

(Cost $4,260,395)		3,952,691

Materials — 19.9%
ADAMA Ltd., Class A	13,100	17,847
Angang Steel Co. Ltd., Class A	72,000	28,304
BBMG Corp., Class A	126,500	47,932
Beijing Haixin Energy Technology Co. Ltd., Class A	48,300	29,680
Beijing Shougang Co. Ltd., Class A	42,400	24,249
Bluestar Adisseo Co., Class A	13,900	17,734
Chengxin Lithium Group Co. Ltd., Class A	17,400	104,650
Chengzhi Co. Ltd., Class A*	19,709	26,460
Chifeng Jilong Gold Mining Co. Ltd., Class A*	38,100	106,572
China Hainan Rubber Industry Group Co. Ltd., Class A	57,000	35,754
China Rare Earth Resources And Technology Co. Ltd., Class A*	17,200	79,990
Chongqing Iron & Steel Co. Ltd., Class A*	199,300	46,951

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Materials (Continued)
COFCO Biotechnology Co. Ltd., Class A	32,785	$40,711
CSG Holding Co. Ltd., Class A	40,161	41,321
Do-Fluoride New Materials Co. Ltd., Class A	22,100	119,494
Fangda Special Steel Technology Co. Ltd., Class A	33,046	28,655
Fushun Special Steel Co. Ltd., Class A*	44,900	96,026
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A*	94,000	22,811
Guangdong HEC Technology Holding Co. Ltd., Class A	42,605	56,231
Guangdong Hongda Holdings Group Co. Ltd., Class A	14,900	62,548
Guangdong Tapai Group Co. Ltd., Class A	21,600	23,358
Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	34,200	14,998
Hainan Mining Co. Ltd., Class A*	18,100	18,494
Hangzhou Iron & Steel Co., Class A	40,610	24,839
Hangzhou Oxygen Plant Group Co. Ltd., Class A	12,100	70,782
Hesteel Co. Ltd., Class A	124,200	43,007
Hongda Xingye Co. Ltd., Class A*	68,078	32,849
Huabao Flavours & Fragrances Co. Ltd., Class A	3,900	13,793
Huaibei Mining Holdings Co. Ltd., Class A	28,600	58,325
Huapont Life Sciences Co. Ltd., Class A	46,050	35,747
Huaxin Cement Co. Ltd., Class A	19,072	42,007
Hubei Xingfa Chemicals Group Co. Ltd., Class A	22,420	97,425
Hunan Gold Corp. Ltd., Class A	23,800	48,165
Hunan Valin Steel Co. Ltd., Class A	116,020	79,032
Inner Mongolia Dazhong Mining Co. Ltd., Class A*	7,500	15,785
Jiangsu Yangnong Chemical Co. Ltd., Class A	5,600	84,114
Jiangsu Yoke Technology Co. Ltd., Class A	8,496	64,626
Jinduicheng Molybdenum Co. Ltd., Class A	29,700	41,348
Kingfa Sci & Tech Co. Ltd., Class A	51,400	73,382
Lianhe Chemical Technology Co. Ltd., Class A	21,559	53,175
Liuzhou Iron & Steel Co. Ltd., Class A	13,600	6,832
Luxi Chemical Group Co. Ltd., Class A	33,000	62,053
Maanshan Iron & Steel Co. Ltd., Class A	72,500	29,735
Nanjing Hanrui Cobalt Co. Ltd., Class A	6,200	38,257
Nanjing Iron & Steel Co. Ltd., Class A	83,100	39,389
ORG Technology Co. Ltd., Class A	53,550	38,150
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	122,300	93,897
Red Avenue New Materials Group Co. Ltd., Class A	5,900	28,912
Rising Nonferrous Metals Share Co. Ltd., Class A*	5,800	34,727
Sansteel Minguang Co. Ltd. Fujian, Class A	34,450	24,542
Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	38,590	31,490

	Number of Shares	Value
Materials (Continued)
Shandong Chenming Paper Holdings Ltd., Class A*	37,250	$27,013
Shandong Iron and Steel Co. Ltd., Class A	156,730	34,476
Shandong Sinocera Functional Material Co. Ltd., Class A	23,300	90,503
Shandong Sun Paper Industry JSC Ltd., Class A	45,500	70,900
Shanghai Huayi Group Co. Ltd., Class A	20,600	18,914
Shanxi Taigang Stainless Steel Co. Ltd., Class A	61,300	39,235
Shanying International Holding Co. Ltd., Class A	94,700	33,867
Shenghe Resources Holding Co. Ltd., Class A	39,890	82,481
Shenzhen Capchem Technology Co. Ltd., Class A	15,080	85,068
Shenzhen Dynanonic Co. Ltd., Class A	3,000	96,300
Shenzhen Jinjia Group Co. Ltd., Class A	28,300	31,046
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	11,140	51,918
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	76,200	45,527
Shinghwa Advanced Material Group Co. Ltd., Class A	4,000	57,249
Sichuan Hebang Biotechnology Co. Ltd., Class A	176,980	79,619
Sichuan Yahua Industrial Group Co. Ltd., Class A	33,200	128,815
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	11,600	100,255
Tangshan Jidong Cement Co. Ltd., Class A	28,481	35,165
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	33,700	31,756
Tianshan Aluminum Group Co. Ltd., Class A	38,100	38,659
Tongling Nonferrous Metals Group Co. Ltd., Class A	210,300	87,446
Transfar Zhilian Co. Ltd., Class A	34,700	28,069
Weihai Guangwei Composites Co. Ltd., Class A	9,000	90,799
Western Mining Co. Ltd., Class A	54,300	83,995
Western Superconducting Technologies Co. Ltd., Class A	8,134	112,963
Xiamen Tungsten Co. Ltd., Class A	24,920	76,070
Xinfengming Group Co. Ltd., Class A	23,016	32,271
Xinjiang Zhongtai Chemical Co. Ltd., Class A	55,600	51,367
Xinxing Ductile Iron Pipes Co. Ltd., Class A	71,350	39,287
Xinyu Iron & Steel Co. Ltd., Class A	58,000	35,476
Yintai Gold Co. Ltd., Class A	47,908	97,224
YongXing Special Materials Technology Co. Ltd., Class A	5,700	85,155
Yunnan Aluminium Co. Ltd., Class A	49,300	74,442
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	102,500	76,805

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Materials (Continued)
Yunnan Copper Co. Ltd., Class A	34,800	$59,115
Yunnan Tin Co. Ltd., Class A	28,830	54,948
Yunnan Yuntianhua Co. Ltd., Class A*	36,700	110,155
Zhejiang Hailiang Co. Ltd., Class A	33,700	58,682
Zhejiang Juhua Co. Ltd., Class A	39,490	94,432
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	5,960	24,393
Zhejiang Yongtai Technology Co. Ltd., Class A	17,900	65,616
Zibo Qixiang Tengda Chemical Co. Ltd., Class A*	47,621	50,416

(Cost $4,964,331)		5,065,047

Real Estate — 3.3%
Beijing Capital Development Co. Ltd., Class A	35,700	33,843
China Green Electricity Investment of Tianjin Co. Ltd., Class A	16,000	33,197
China Merchants Property Operation & Service Co. Ltd., Class A	12,900	29,090
Financial Street Holdings Co. Ltd., Class A	36,800	32,118
Grandjoy Holdings Group Co. Ltd., Class A*	41,400	24,206
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	36,300	57,697
Jiangsu Zhongnan Construction Group Co. Ltd., Class A*	57,100	22,203
Jinke Properties Group Co. Ltd., Class A*	100,700	34,298
Nanjing Gaoke Co. Ltd., Class A	36,908	38,498
Red Star Macalline Group Corp. Ltd., Class A	13,300	9,117
RiseSun Real Estate Development Co. Ltd., Class A*	63,000	23,156
Shanghai Lingang Holdings Corp. Ltd., Class A	27,600	49,470
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	22,800	32,842
Shanghai Shimao Co. Ltd., Class A*	31,200	13,328
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	24,800	43,255
Suning Universal Co. Ltd., Class A	46,200	23,210
Xiangcai Co. Ltd., Class A	24,000	27,044
Xinhu Zhongbao Co. Ltd., Class A*	124,000	49,273
Yango Group Co. Ltd., Class A*	73,700	23,219
Youngor Group Co. Ltd., Class A	77,200	70,666

	Number of Shares	Value
Real Estate (Continued)
Zhejiang China Commodities City Group Co. Ltd., Class A	79,800	$50,169
Zhongtian Financial Group Co. Ltd., Class A*	132,100	32,807
Zhuhai Huafa Properties Co. Ltd., Class A	48,940	77,996

(Cost $983,187)		830,702

Utilities — 3.5%
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	123,890	50,812
CECEP Wind-Power Corp., Class A	111,930	64,332
Chengdu Xingrong Environment Co. Ltd., Class A	50,300	36,263
Chongqing Gas Group Corp. Ltd., Class A	7,100	8,635
Datang International Power Generation Co. Ltd., Class A*	75,800	32,165
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	64,900	60,235
Guangxi Guiguan Electric Power Co. Ltd., Class A	70,300	61,755
Huadian Power International Corp. Ltd., Class A	92,800	77,702
Hubei Energy Group Co. Ltd., Class A	60,000	37,806
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	90,200	49,411
Jinko Power Technology Co. Ltd., Class A	48,200	35,022
Luenmei Quantum Co. Ltd., Class A	27,450	26,568
Shanghai Electric Power Co. Ltd., Class A*	32,700	48,030
Shenergy Co. Ltd., Class A	68,149	55,611
Shenzhen Energy Group Co. Ltd., Class A	51,260	44,739
Shenzhen Gas Corp. Ltd., Class A	18,700	18,497
Wintime Energy Co. Ltd., Class A*	645,500	150,235
Zhongshan Public Utilities Group Co. Ltd., Class A	24,260	24,685

(Cost $867,327)		882,503

TOTAL COMMON STOCKS (Cost $25,834,062)		25,420,398

TOTAL INVESTMENTS — 99.9% (Cost $25,834,062)		$25,420,398
Other assets and liabilities, net — 0.1%		29,277

NET ASSETS — 100.0%		$25,449,675

*	Non-income producing security.

JSC:	Joint Stock Company

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2022 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$25,420,398	$—	$—	$25,420,398

TOTAL	$25,420,398	$—	$—	$25,420,398

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 48.0%
Communication Services — 9.7%
Autohome, Inc., ADR	182	$5,442
Baidu, Inc., Class A*	5,631	73,296
Bilibili, Inc., Class Z*	439	7,132
China Literature Ltd., 144A*	1,122	4,003
China Ruyi Holdings Ltd.*(a)	10,742	2,353
China Tower Corp. Ltd., Class H, 144A	111,763	12,027
iQIYI, Inc., ADR*	872	2,590
JOYY, Inc., ADR (a)	119	3,625
Kanzhun Ltd., ADR*	522	9,824
Kingsoft Corp. Ltd.	2,359	7,404
Kuaishou Technology, 144A*	4,442	32,182
NetEase, Inc.	5,036	70,519
Tencent Holdings Ltd.	16,010	589,081
Tencent Music Entertainment Group, ADR*	1,862	13,053
Weibo Corp., ADR*	181	2,885

(Cost $1,200,137)		835,416

Consumer Discretionary — 16.9%
Alibaba Group Holding Ltd.*	37,928	388,245
Alibaba Health Information Technology Ltd.*	11,776	9,640
ANTA Sports Products Ltd.	3,128	36,428
Bosideng International Holdings Ltd.	8,327	4,097
BYD Co. Ltd., Class H	2,103	51,595
China Meidong Auto Holdings Ltd.	1,633	3,088
China Tourism Group Duty Free Corp. Ltd., Class H, 144A*	160	4,022
Chow Tai Fook Jewellery Group Ltd.	4,700	8,225
Dongfeng Motor Group Co. Ltd., Class H	7,939	4,445
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	1,475	6,444
Geely Automobile Holdings Ltd.	15,360	22,394
Great Wall Motor Co. Ltd., Class H	8,252	11,925
Guangzhou Automobile Group Co. Ltd., Class H	7,731	5,507
H World Group Ltd., ADR	497	19,025
Haichang Ocean Park Holdings Ltd., 144A*	7,500	3,104
Haidilao International Holding Ltd., 144A*	2,876	7,045
Haier Smart Home Co. Ltd., Class H	5,837	19,144
JD Health International, Inc., 144A*(a)	2,855	24,909
JD.com, Inc., Class A	5,495	154,033
Jiumaojiu International Holdings Ltd., 144A(a)	1,882	4,726
Koolearn Technology Holding Ltd., 144A*	900	4,727
Li Auto, Inc., Class A*(a)	2,792	27,918
Li Ning Co. Ltd.	6,012	47,176
Meituan, Class B, 144A*	11,245	235,690
Minth Group Ltd.	1,930	5,180
New Oriental Education & Technology Group, Inc.*	3,883	11,143
NIO, Inc., ADR*	3,355	42,877
Pinduoduo, Inc., ADR*	1,289	105,750
Ping An Healthcare and Technology Co. Ltd., 144A*(a)	1,283	3,199
Pop Mart International Group Ltd., 144A(a)	1,441	3,201

	Number of Shares	Value
Consumer Discretionary (Continued)
Shenzhou International Group Holdings Ltd.	2,108	$18,810
TAL Education Group, ADR*	1,101	6,573
Tongcheng Travel Holdings Ltd.*	3,134	6,697
Topsports International Holdings Ltd., 144A	4,063	2,587
Trip.com Group Ltd., ADR*	1,383	44,187
Vipshop Holdings Ltd., ADR*	1,151	12,834
XPeng, Inc., Class A*(a)	2,162	9,320
Xtep International Holdings Ltd.(a)	3,379	3,801
Yadea Group Holdings Ltd., 144A	2,762	5,195
Yum China Holdings, Inc.	1,087	59,915
Zhongsheng Group Holdings Ltd.	1,566	7,985

(Cost $2,186,953)		1,452,806

Consumer Staples — 1.9%
Anhui Gujing Distillery Co. Ltd., Class B	306	4,477
China Feihe Ltd., 144A	9,366	7,596
China Mengniu Dairy Co. Ltd.*	8,129	36,242
China Resources Beer Holdings Co. Ltd.	4,140	28,403
Dali Foods Group Co. Ltd., 144A	6,297	2,977
Hengan International Group Co. Ltd.	1,716	7,903
Nongfu Spring Co. Ltd., Class H, 144A(a)	4,592	26,532
Smoore International Holdings Ltd., 144A(a)	4,590	7,021
Tingyi Cayman Islands Holding Corp.	5,240	8,566
Tsingtao Brewery Co. Ltd., Class H	1,588	14,831
Uni-President China Holdings Ltd.	3,972	3,481
Vinda International Holdings Ltd.(a)	923	2,401
Want Want China Holdings Ltd.	12,768	8,670
Yihai International Holding Ltd.*	1,237	3,835

(Cost $180,526)		162,935

Energy — 1.2%
China Coal Energy Co. Ltd., Class H	5,241	4,808
China Oilfield Services Ltd., Class H	4,969	6,232
China Petroleum & Chemical Corp., Class H	64,291	30,228
China Shenhua Energy Co. Ltd., Class H	8,680	26,689
PetroChina Co. Ltd., Class H	53,923	24,456
Yankuang Energy Group Co. Ltd., Class H	3,879	12,846

(Cost $101,425)		105,259

Financials — 7.5%
360 DigiTech, Inc., ADR	341	5,350
Agricultural Bank of China Ltd., Class H	75,156	25,034
Bank of China Ltd., Class H	203,074	72,067
Bank of Communications Co. Ltd., Class H	22,989	12,989
China Cinda Asset Management Co. Ltd., Class H	23,162	3,027
China CITIC Bank Corp. Ltd., Class H	23,619	10,470
China Construction Bank Corp., Class H	245,663	148,238
China Everbright Bank Co. Ltd., Class H	9,978	2,966
China Galaxy Securities Co. Ltd., Class H	9,209	4,554
China International Capital Corp. Ltd., Class H, 144A	3,949	7,356
China Life Insurance Co. Ltd., Class H	19,150	29,097
China Merchants Bank Co. Ltd., Class H	10,035	50,397

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Financials (Continued)
China Minsheng Banking Corp. Ltd., Class H(a)	15,297	$5,272
China Pacific Insurance Group Co. Ltd., Class H	6,925	15,632
China Taiping Insurance Holdings Co. Ltd.	4,280	4,343
CITIC Securities Co. Ltd., Class H	5,348	10,661
Far East Horizon Ltd.	4,654	3,536
GF Securities Co. Ltd., Class H	2,905	4,213
Haitong Securities Co. Ltd., Class H	8,031	4,939
Huatai Securities Co. Ltd., Class H, 144A	3,828	4,419
Industrial & Commercial Bank of China Ltd., Class H	144,207	72,237
Lufax Holding Ltd., ADR	1,754	3,262
New China Life Insurance Co. Ltd., Class H	2,487	5,805
People’s Insurance Co. Group of China Ltd., Class H	21,937	7,363
PICC Property & Casualty Co. Ltd., Class H	17,627	17,750
Ping An Insurance Group Co. of China Ltd., Class H	16,157	98,840
Postal Savings Bank of China Co. Ltd., Class H, 144A	20,860	12,507
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	1,812	4,666

(Cost $911,246)		646,990

Health Care — 2.7%
3SBio, Inc., 144A	4,044	4,274
BeiGene Ltd.*(a)	1,586	23,428
China Medical System Holdings Ltd.	3,674	5,328
China Resources Pharmaceutical Group Ltd., 144A	3,500	2,870
China Traditional Chinese Medicine Holdings Co. Ltd.	5,879	2,930
CSPC Pharmaceutical Group Ltd.	23,007	29,446
Genscript Biotech Corp.*	3,114	7,883
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	361	3,408
Hansoh Pharmaceutical Group Co. Ltd., 144A	3,058	5,783
HUTCHMED China Ltd.*(a)	1,085	2,982
Hygeia Healthcare Holdings Co. Ltd., 144A*	886	5,545
Innovent Biologics, Inc., 144A*	2,642	10,374
Legend Biotech Corp., ADR*	145	7,469
Microport Scientific Corp.*	1,687	3,951
Pharmaron Beijing Co. Ltd., Class H, 144A	525	2,986
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,882	8,545
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,421	4,697
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,017	3,344
Sino Biopharmaceutical Ltd.	27,491	16,131
Sinopharm Group Co. Ltd., Class H	3,524	8,325
WuXi AppTec Co. Ltd., Class H, 144A	906	8,914
Wuxi Biologics Cayman, Inc., 144A*	9,151	58,795
Zai Lab Ltd., ADR*(a)	212	8,175

(Cost $241,879)		235,583

	Number of Shares	Value
Industrials — 1.8%
Air China Ltd., Class H*	4,793	$3,807
AviChina Industry & Technology Co. Ltd., Class H	6,585	3,088
Beijing Capital International Airport Co. Ltd., Class H*	4,795	3,090
BOC Aviation Ltd., 144A	547	4,292
China Communications Services Corp. Ltd., Class H	6,281	2,157
China Conch Venture Holdings Ltd.	4,380	9,955
China Everbright Environment Group Ltd.	9,775	4,471
China Lesso Group Holdings Ltd.	2,852	3,468
China Merchants Port Holdings Co. Ltd.	3,382	4,913
China Railway Group Ltd., Class H	10,609	5,967
China Southern Airlines Co. Ltd., Class H*	4,449	2,633
China State Construction International Holdings Ltd.	5,342	6,399
CITIC Ltd.	15,281	15,642
COSCO SHIPPING Holdings Co. Ltd., Class H	8,399	9,071
COSCO SHIPPING Ports Ltd.	4,789	3,614
CRRC Corp. Ltd., Class H	11,391	4,670
Fosun International Ltd.	6,571	5,001
Haitian International Holdings Ltd.	1,692	4,357
Jiangsu Expressway Co. Ltd., Class H	3,209	2,894
Orient Overseas International Ltd.	338	6,331
Sany Heavy Equipment International Holdings Co. Ltd.	3,300	3,513
Shenzhen International Holdings Ltd.	3,180	2,925
Weichai Power Co. Ltd., Class H	5,168	6,833
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(a)	1,604	1,724
Zhejiang Expressway Co. Ltd., Class H	3,794	2,819
Zhuzhou CRRC Times Electric Co. Ltd.	1,243	5,717
ZTO Express Cayman, Inc., ADR(a)	1,076	26,975

(Cost $194,483)		156,326

Information Technology — 2.2%
AAC Technologies Holdings, Inc.*(a)	1,917	4,411
BYD Electronic International Co. Ltd.	1,737	5,652
Chinasoft International Ltd.*	7,176	6,095
Daqo New Energy Corp., ADR*	151	8,593
Flat Glass Group Co. Ltd., Class H	1,196	3,088
GCL Technology Holdings Ltd.*	50,000	15,630
GDS Holdings Ltd., Class A*	1,936	3,358
Hua Hong Semiconductor Ltd., 144A*	1,381	4,759
Kingboard Holdings Ltd.	1,712	5,615
Kingboard Laminates Holdings Ltd.	2,458	2,576
Kingdee International Software Group Co. Ltd.*	6,838	11,284
Lenovo Group Ltd.	18,976	15,997
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	600	2,802
Sunny Optical Technology Group Co. Ltd.	1,822	21,218
TravelSky Technology Ltd., Class H	2,500	5,029
Xiaomi Corp., Class B, 144A*	39,285	51,940
Xinyi Solar Holdings Ltd.	12,842	14,824
ZTE Corp., Class H	1,931	4,191

(Cost $219,091)		187,062

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Materials — 1.0%
Aluminum Corp. of China Ltd., Class H	10,485	$4,393
Anhui Conch Cement Co. Ltd., Class H	3,285	11,889
China Hongqiao Group Ltd.	6,020	5,576
China National Building Material Co. Ltd., Class H	9,961	8,754
China Resources Cement Holdings Ltd.	6,419	3,462
CMOC Group Ltd., Class H	9,155	4,234
Dongyue Group Ltd.	3,220	3,544
Ganfeng Lithium Group Co. Ltd., Class H, 144A	928	8,061
Jiangxi Copper Co. Ltd., Class H	2,915	4,220
Nine Dragons Paper Holdings Ltd.	4,347	3,447
Shandong Gold Mining Co. Ltd., Class H, 144A	1,792	3,499
Zhaojin Mining Industry Co. Ltd., Class H*	3,019	3,346
Zijin Mining Group Co. Ltd., Class H	14,658	19,042

(Cost $78,836)		83,467

Real Estate — 1.9%
C&D International Investment Group Ltd.	1,500	3,521
China Evergrande Group*(b)	8,413	0
China Jinmao Holdings Group Ltd.	17,308	4,058
China Overseas Land & Investment Ltd.	9,766	26,400
China Overseas Property Holdings Ltd.	2,910	3,217
China Resources Land Ltd.	8,336	38,447
China Resources Mixc Lifestyle Services Ltd., 144A	1,593	7,541
China Vanke Co. Ltd., Class H	4,259	8,763
Country Garden Holdings Co. Ltd.(a)	21,279	8,206
Country Garden Services Holdings Co. Ltd.	5,266	12,899
Greentown China Holdings Ltd.	2,390	4,060
Greentown Service Group Co. Ltd.	4,359	2,982
Hopson Development Holdings Ltd.	206	234
KE Holdings, Inc., ADR*	1,702	28,798
Longfor Group Holdings Ltd., 144A	4,820	14,542
Shimao Group Holdings Ltd.*(a)(b)	4,310	0
Sunac China Holdings Ltd.*(b)	7,560	0
Yuexiu Property Co. Ltd.	3,660	4,614

(Cost $307,799)		168,282

Utilities — 1.2%
Beijing Enterprises Holdings Ltd.	1,326	4,196
Beijing Enterprises Water Group Ltd.	11,993	3,181

	Number of Shares	Value
Utilities (Continued)
CGN Power Co. Ltd., Class H, 144A	24,574	$5,950
China Gas Holdings Ltd.	7,997	10,153
China Longyuan Power Group Corp. Ltd., Class H	8,772	10,699
China Power International Development Ltd.	13,822	5,312
China Resources Gas Group Ltd.	2,456	8,653
China Resources Power Holdings Co. Ltd.	5,151	9,490
ENN Energy Holdings Ltd.	2,036	28,562
Guangdong Investment Ltd.	7,782	7,138
Huaneng Power International, Inc., Class H*(a)	9,334	4,305
Kunlun Energy Co. Ltd.	10,234	7,867

(Cost $122,342)		105,506

TOTAL COMMON STOCKS (Cost $5,744,717)		4,139,632

EXCHANGE-TRADED FUNDS — 51.6%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF(c)	12,618	405,543
Xtrackers MSCI China A Inclusion Equity ETF(c)	181,353	4,036,954

TOTAL EXCHANGE-TRADED FUNDS (Cost $5,354,982)		4,442,497

SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(d)(e) (Cost $40,230)	40,230	40,230

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 3.74%(d) (Cost $22,425)	22,425	22,425

TOTAL INVESTMENTS — 100.3% (Cost $11,162,354)		$8,644,784
Other assets and liabilities, net — (0.3%)		(27,540)

NET ASSETS — 100.0%		$8,617,244

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022
EXCHANGE-TRADED FUNDS — 51.6%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (c)
506,451	3,992	(96,835)	(22,819)	14,754	—	—	12,618	405,543
Xtrackers MSCI China A Inclusion Equity ETF (c)
4,186,445	126,724	—	—	(276,215)	—	—	181,353	4,036,954

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

November 30, 2022 (Unaudited)

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022

SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69% (d)(e)
46,367	—	(6,137	) (f)	—	—	488	—	40,230	40,230

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 3.74% (d)
6,466	56,253	(40,294)		—	—	111	—	22,425	22,425

4,745,729	186,969	(143,266)		(22,819)	(261,461)	599	—	256,626	4,505,152

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $189,213, which is 2.2% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $157,703.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
FTSE China A50 Index Futures	USD	2	$24,536	$25,390	12/29/2022	$854

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$4,139,632	$—	$0	$4,139,632
Exchange-Traded Funds	4,442,497	—	—	4,442,497
Short-Term Investments (a)	62,655	—	—	62,655
Derivatives (b)
Futures Contracts	854	—	—	854

TOTAL	$8,645,638	$—	$0	$8,645,638

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.2%
Communication Services — 1.1%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	2,300	$5,740
Beijing Enlight Media Co. Ltd., Class A	2,500	2,922
China United Network Communications Ltd., Class A	32,700	20,358
Focus Media Information Technology Co. Ltd., Class A	13,223	11,182
G-bits Network Technology Xiamen Co. Ltd., Class A	100	4,594
Mango Excellent Media Co. Ltd., Class A	1,900	6,754
Perfect World Co. Ltd., Class A	2,100	4,029
Zhejiang Century Huatong Group Co. Ltd., Class A*	8,220	4,572

(Cost $66,632)		60,151

Consumer Discretionary — 6.3%
Beijing Roborock Technology Co. Ltd., Class A	100	3,655
Bethel Automotive Safety Systems Co. Ltd., Class A	400	4,790
BTG Hotels Group Co. Ltd., Class A	1,000	3,430
BYD Co. Ltd., Class A	1,798	65,873
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	300	5,590
China Tourism Group Duty Free Corp. Ltd., Class A	1,943	54,168
Chongqing Changan Automobile Co. Ltd., Class A	8,762	16,637
Ecovacs Robotics Co. Ltd., Class A	500	5,085
FAW Jiefang Group Co. Ltd., Class A	3,200	3,655
Fuyao Glass Industry Group Co. Ltd., Class A	2,009	10,531
Great Wall Motor Co. Ltd., Class A	2,300	10,384
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,800	12,716
Guangzhou Automobile Group Co. Ltd., Class A	4,900	8,522
Haier Smart Home Co. Ltd., Class A	6,400	22,163
Hangzhou Robam Appliances Co. Ltd., Class A	1,100	4,034
Huayu Automotive Systems Co. Ltd., Class A	3,300	8,600
Huizhou Desay Sv Automotive Co. Ltd., Class A	600	9,317
Jason Furniture Hangzhou Co. Ltd., Class A	910	4,625
Ningbo Joyson Electronic Corp., Class A*	1,300	2,742
Ningbo Tuopu Group Co. Ltd., Class A	1,200	11,433
Oppein Home Group, Inc., Class A	540	8,309
SAIC Motor Corp. Ltd., Class A	8,127	17,416
Sailun Group Co. Ltd., Class A	3,300	4,444
Shandong Linglong Tyre Co. Ltd., Class A	1,700	4,821
Shanghai Jinjiang International Hotels Co. Ltd., Class A	900	7,052
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	3,700	3,803
Shenzhen Kedali Industry Co. Ltd., Class A	200	2,720

	Number of Shares	Value
Consumer Discretionary (Continued)
Shenzhen Overseas Chinese Town Co. Ltd., Class A	8,300	$6,855
Songcheng Performance Development Co. Ltd., Class A	2,843	5,695
TCL Technology Group Corp., Class A	12,500	7,094
Wuchan Zhongda Group Co. Ltd., Class A	5,500	3,533
Zhejiang Supor Co. Ltd., Class A	500	3,235

(Cost $252,018)		342,927

Consumer Staples — 14.9%
Angel Yeast Co. Ltd., Class A	1,000	6,155
Anhui Gujing Distillery Co. Ltd., Class A	400	13,457
Anhui Kouzi Distillery Co. Ltd., Class A	700	4,645
Anhui Yingjia Distillery Co. Ltd., Class A	700	4,724
Anjoy Foods Group Co. Ltd., Class A	300	6,692
Beijing Dabeinong Technology Group Co. Ltd., Class A*	4,200	5,526
Beijing Yanjing Brewery Co. Ltd., Class A	2,300	3,325
By-health Co. Ltd., Class A	1,800	5,057
Chacha Food Co. Ltd., Class A	200	1,317
Chongqing Brewery Co. Ltd., Class A	500	7,764
Chongqing Fuling Zhacai Group Co. Ltd., Class A	900	3,211
DaShenLin Pharmaceutical Group Co. Ltd., Class A	936	5,577
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,893	38,669
Fujian Sunner Development Co. Ltd., Class A	1,400	4,953
Guangdong Haid Group Co. Ltd., Class A	1,700	13,576
Heilongjiang Agriculture Co. Ltd., Class A	2,000	4,122
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,600	12,838
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	6,213	25,304
Jiangsu King’s Luck Brewery JSC Ltd., Class A	1,300	7,704
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,524	30,417
JiuGui Liquor Co. Ltd., Class A	300	5,022
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	800	4,173
Juewei Food Co. Ltd., Class A	600	4,844
Kweichow Moutai Co. Ltd., Class A	1,250	282,168
Luzhou Laojiao Co. Ltd., Class A	1,506	39,547
Muyuan Foods Co. Ltd., Class A	5,485	37,222
New Hope Liuhe Co. Ltd., Class A*	4,072	7,829
Proya Cosmetics Co. Ltd., Class A	140	3,352
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	1,092	5,596
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,274	46,051
Sichuan Swellfun Co. Ltd., Class A	500	4,426
Toly Bread Co. Ltd., Class A	1,596	2,949
Tongwei Co. Ltd., Class A	4,400	26,909
Tsingtao Brewery Co. Ltd., Class A	700	10,010
Wens Foodstuffs Group Co. Ltd., Class A	6,744	17,099

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Consumer Staples (Continued)
Wuliangye Yibin Co. Ltd., Class A	3,954	$87,558
Yifeng Pharmacy Chain Co. Ltd., Class A	786	7,224
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,500	8,735
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	1,200	2,670
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	300	5,367

(Cost $475,067)		813,784

Energy — 3.3%
China Merchants Energy Shipping Co. Ltd., Class A	8,100	7,513
China Petroleum & Chemical Corp., Class A	33,150	21,200
China Shenhua Energy Co. Ltd., Class A	6,800	29,327
COSCO SHIPPING Energy Transportation Co. Ltd., Class A*	3,600	7,816
Guanghui Energy Co. Ltd., Class A	7,200	10,876
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	1,800	3,418
Jizhong Energy Resources Co. Ltd., Class A	3,300	3,238
Offshore Oil Engineering Co. Ltd., Class A	3,900	3,149
PetroChina Co. Ltd., Class A	21,235	15,708
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	2,200	3,826
Shaanxi Coal Industry Co. Ltd., Class A	9,799	27,902
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	2,200	5,246
Shanxi Coking Coal Energy Group Co. Ltd., Class A	4,600	8,546
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	3,200	8,615
Yankuang Energy Group Co. Ltd., Class A	2,700	15,468
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	1,100	4,853

(Cost $116,173)		176,701

Financials — 17.9%
Agricultural Bank of China Ltd., Class A	86,717	35,257
AVIC Industry-Finance Holdings Co. Ltd., Class A	9,710	4,674
Bank of Beijing Co. Ltd., Class A	21,314	12,908
Bank of Changsha Co. Ltd., Class A	3,800	3,707
Bank of Chengdu Co. Ltd., Class A	3,750	8,126
Bank of China Ltd., Class A	36,112	16,059
Bank of Communications Co. Ltd., Class A	39,838	26,545
Bank of Hangzhou Co. Ltd., Class A	6,240	11,646
Bank of Jiangsu Co. Ltd., Class A	15,299	16,004
Bank of Nanjing Co. Ltd., Class A	10,600	15,518
Bank of Ningbo Co. Ltd., Class A	6,455	29,261
Bank of Shanghai Co. Ltd., Class A	14,135	11,913
Bank of Suzhou Co. Ltd., Class A	3,400	3,710
BOC International China Co. Ltd., Class A	2,800	4,451
Caitong Securities Co. Ltd., Class A	4,810	5,140
Changjiang Securities Co. Ltd., Class A	5,600	4,443
China Construction Bank Corp., Class A	9,700	7,655
China Everbright Bank Co. Ltd., Class A	43,631	18,417

	Number of Shares	Value
Financials (Continued)
China Galaxy Securities Co. Ltd., Class A	4,700	$6,582
China Great Wall Securities Co. Ltd., Class A	2,700	3,324
China International Capital Corp. Ltd., Class A	1,200	6,503
China Life Insurance Co. Ltd., Class A	2,814	14,361
China Merchants Bank Co. Ltd., Class A	20,743	102,374
China Merchants Securities Co. Ltd., Class A	7,731	14,734
China Minsheng Banking Corp. Ltd., Class A	37,671	18,720
China Pacific Insurance Group Co. Ltd., Class A	6,677	22,943
China Zheshang Bank Co. Ltd., Class A*	16,300	6,788
Chongqing Rural Commercial Bank Co. Ltd., Class A	9,300	4,753
CITIC Securities Co. Ltd., Class A	12,093	33,837
CSC Financial Co. Ltd., Class A	4,200	14,568
Dongxing Securities Co. Ltd., Class A	3,100	3,610
East Money Information Co. Ltd., Class A	13,508	35,279
Everbright Securities Co. Ltd., Class A	4,237	9,672
First Capital Securities Co. Ltd., Class A	4,000	3,388
Founder Securities Co. Ltd., Class A	8,700	8,327
GF Securities Co. Ltd., Class A	5,900	13,335
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	3,867	3,494
Guolian Securities Co. Ltd., Class A	2,100	3,261
Guosen Securities Co. Ltd., Class A	6,700	8,636
Guotai Junan Securities Co. Ltd., Class A	7,851	15,506
Guoyuan Securities Co. Ltd., Class A	4,690	4,602
Haitong Securities Co. Ltd., Class A	8,914	11,250
Hithink RoyalFlush Information Network Co. Ltd., Class A	600	8,518
Huatai Securities Co. Ltd., Class A	6,880	12,694
Huaxi Securities Co. Ltd., Class A	2,800	3,372
Huaxia Bank Co. Ltd., Class A	12,598	9,319
Industrial & Commercial Bank of China Ltd., Class A	63,333	38,446
Industrial Bank Co. Ltd., Class A	21,185	52,936
Industrial Securities Co. Ltd., Class A*	6,620	5,682
Nanjing Securities Co. Ltd., Class A	4,200	5,058
New China Life Insurance Co. Ltd., Class A	1,964	7,952
Orient Securities Co. Ltd., Class A	7,585	9,562
People’s Insurance Co. Group of China Ltd., Class A	7,200	5,509
Ping An Bank Co. Ltd., Class A	19,866	36,543
Ping An Insurance Group Co. of China Ltd., Class A	10,809	68,590
Postal Savings Bank of China Co. Ltd., Class A	26,700	16,811
Sealand Securities Co. Ltd., Class A	5,260	2,591
Shanghai Pudong Development Bank Co. Ltd., Class A	30,327	30,911
Shanghai Rural Commercial Bank Co. Ltd., Class A	9,400	7,843
Shanxi Securities Co. Ltd., Class A	3,680	2,899
Shenwan Hongyuan Group Co. Ltd., Class A	23,695	13,815

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Sinolink Securities Co. Ltd., Class A	3,200	$4,084
SooChow Securities Co. Ltd., Class A	5,373	5,241
Southwest Securities Co. Ltd., Class A	7,200	4,066
Western Securities Co. Ltd., Class A	4,600	4,163
Zheshang Securities Co. Ltd., Class A	4,100	6,187
Zhongtai Securities Co. Ltd., Class A	6,200	6,031

(Cost $1,007,304)		974,104

Health Care — 9.1%
Aier Eye Hospital Group Co. Ltd., Class A	7,168	27,423
Apeloa Pharmaceutical Co. Ltd., Class A	1,300	3,781
Asymchem Laboratories Tianjin Co. Ltd., Class A	320	6,061
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,608	5,033
Beijing Tongrentang Co. Ltd., Class A	1,400	9,714
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	580	13,331
Betta Pharmaceuticals Co. Ltd., Class A	400	2,856
BGI Genomics Co. Ltd., Class A	400	3,390
Bloomage Biotechnology Corp. Ltd., Class A	303	4,637
Changchun High & New Technology Industry Group, Inc., Class A	400	9,549
China Meheco Co. Ltd., Class A	1,400	3,324
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	1,075	8,987
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,600	20,433
Daan Gene Co. Ltd., Class A	1,496	3,787
Dong-E-E-Jiao Co. Ltd., Class A	500	2,735
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,500	6,207
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	500	4,814
Hangzhou Tigermed Consulting Co. Ltd., Class A	450	5,629
Huadong Medicine Co. Ltd., Class A	1,860	10,824
Hualan Biological Engineering, Inc., Class A	1,840	5,315
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	900	4,157
Humanwell Healthcare Group Co. Ltd., Class A	1,700	5,388
Imeik Technology Development Co. Ltd., Class A	200	13,541
Jafron Biomedical Co. Ltd., Class A	950	4,247
Jiangsu Hengrui Medicine Co. Ltd., Class A	6,276	35,289
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	1,200	6,227
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	1,300	2,235
Joinn Laboratories China Co. Ltd., Class A	420	3,447
Jointown Pharmaceutical Group Co. Ltd., Class A	1,500	2,857
Kangmei Pharmaceutical Co. Ltd., Class A*	12,413	4,714

	Number of Shares	Value
Health Care (Continued)
Lepu Medical Technology Beijing Co. Ltd., Class A	2,000	$6,395
Livzon Pharmaceutical Group, Inc., Class A	600	3,203
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	4,132	3,109
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	1,623	4,021
Ovctek China, Inc., Class A	860	3,824
Pharmaron Beijing Co. Ltd., Class A	1,050	9,505
Porton Pharma Solutions Ltd., Class A	500	2,948
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	1,238	3,959
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	2,200	11,522
Shanghai Junshi Biosciences Co. Ltd., Class A*	745	6,952
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	2,800	7,649
Shanghai RAAS Blood Products Co. Ltd., Class A	7,400	5,787
Shenzhen Kangtai Biological Products Co. Ltd., Class A	1,120	5,439
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,200	54,989
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	700	4,858
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	1,200	5,878
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	1,780	11,283
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	1,600	5,326
Topchoice Medical Corp., Class A*	300	5,358
Walvax Biotechnology Co. Ltd., Class A	1,700	10,145
WuXi AppTec Co. Ltd., Class A	2,636	29,026
Yunnan Baiyao Group Co. Ltd., Class A	1,778	14,202
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	596	21,451
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	1,420	4,069
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	900	5,031
Zhejiang NHU Co. Ltd., Class A	3,264	9,077
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	500	3,574

(Cost $421,029)		498,512

Industrials — 16.4%
AECC Aero-Engine Control Co. Ltd., Class A	1,500	5,722
AECC Aviation Power Co. Ltd., Class A	2,700	17,377
Air China Ltd., Class A*	6,700	9,894
AVIC Electromechanical Systems Co. Ltd., Class A	4,200	6,570
AVICOPTER PLC, Class A	700	4,741
Beijing Easpring Material Technology Co. Ltd., Class A	500	4,325

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Beijing New Building Materials PLC, Class A	1,700	$6,297
Beijing Originwater Technology Co. Ltd., Class A	3,700	2,664
Beijing United Information Technology Co. Ltd., Class A	535	7,789
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	40,300	28,048
China Baoan Group Co. Ltd., Class A	2,700	4,993
China CSSC Holdings Ltd., Class A	4,400	15,585
China Eastern Airlines Corp. Ltd., Class A*	9,100	6,873
China Energy Engineering Corp. Ltd., Class A	33,700	11,656
China National Chemical Engineering Co. Ltd., Class A	5,200	6,181
China Railway Group Ltd., Class A	20,500	17,017
China Southern Airlines Co. Ltd., Class A*	10,800	11,359
China State Construction Engineering Corp. Ltd., Class A	42,400	35,196
Contemporary Amperex Technology Co. Ltd., Class A	2,400	130,443
COSCO SHIPPING Development Co. Ltd., Class A	10,800	3,995
COSCO SHIPPING Holdings Co. Ltd., Class A	12,850	22,912
CRRC Corp. Ltd., Class A	23,100	17,479
Dajin Heavy Industry Co. Ltd., Class A	500	3,083
Daqin Railway Co. Ltd., Class A	14,200	13,732
Dongfang Electric Corp. Ltd., Class A	3,000	10,232
Eve Energy Co. Ltd., Class A	1,962	22,975
Fangda Carbon New Material Co. Ltd., Class A*	4,273	3,885
Gaona Aero Material Co. Ltd., Class A	500	3,367
Ginlong Technologies Co. Ltd., Class A*	350	9,769
Gotion High-tech Co. Ltd., Class A	1,800	8,131
Guangdong Kinlong Hardware Products Co. Ltd., Class A	300	4,402
Guangzhou Great Power Energy & Technology Co. Ltd., Class A	400	4,304
Hongfa Technology Co. Ltd., Class A	420	2,058
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,308	12,145
Jiangsu Zhongtian Technology Co. Ltd., Class A	3,700	8,718
Jiangxi Special Electric Motor Co. Ltd., Class A*	1,700	4,879
Juneyao Airlines Co. Ltd., Class A*	1,800	3,997
Keda Industrial Group Co. Ltd., Class A	1,800	4,063
Kuang-Chi Technologies Co. Ltd., Class A*	2,200	5,448
Liaoning Port Co. Ltd., Class A	14,800	3,427
Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	340	3,134
Metallurgical Corp. of China Ltd., Class A	19,214	9,033
Ming Yang Smart Energy Group Ltd., Class A	2,200	8,314
NARI Technology Co. Ltd., Class A	6,840	25,656
Ningbo Deye Technology Co. Ltd., Class A	200	10,249
Ningbo Orient Wires & Cables Co. Ltd., Class A	700	7,012

	Number of Shares	Value
Industrials (Continued)
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	469	$5,113
North Industries Group Red Arrow Co. Ltd., Class A	1,400	4,229
Power Construction Corp. of China Ltd., Class A	14,500	15,639
Pylon Technologies Co. Ltd., Class A	159	7,362
Riyue Heavy Industry Co. Ltd., Class A	600	1,678
Sany Heavy Industry Co. Ltd., Class A	8,150	18,305
SF Holding Co. Ltd., Class A	5,000	37,411
Shanghai Construction Group Co. Ltd., Class A	8,700	3,427
Shanghai Electric Group Co. Ltd., Class A*	13,700	8,200
Shanghai International Airport Co. Ltd., Class A*	1,295	10,143
Shanghai International Port Group Co. Ltd., Class A	10,000	7,694
Shanghai M&G Stationery, Inc., Class A	900	6,071
Shenzhen Inovance Technology Co. Ltd., Class A	2,700	26,781
Shenzhen Kstar Science And Technology Co. Ltd., Class A	600	4,333
Sichuan New Energy Power Co. Ltd.*	1,600	4,703
Sichuan Road and Bridge Group Co. Ltd., Class A	5,200	8,611
Sieyuan Electric Co. Ltd., Class A	800	4,271
Sungrow Power Supply Co. Ltd., Class A	1,500	24,352
Sunwoda Electronic Co. Ltd., Class A	1,800	6,149
Suzhou Maxwell Technologies Co. Ltd., Class A	160	9,713
TBEA Co. Ltd., Class A	3,481	10,566
Titan Wind Energy Suzhou Co. Ltd., Class A	1,800	3,598
Weichai Power Co. Ltd., Class A	6,900	10,452
Wuxi Shangji Automation Co. Ltd., Class A	420	6,902
XCMG Construction Machinery Co. Ltd., Class A	11,749	8,741
Xiamen C & D, Inc., Class A	3,200	7,034
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	3,743	6,082
YTO Express Group Co. Ltd., Class A	3,700	10,144
Yunda Holding Co. Ltd., Class A	3,210	5,574
Zhefu Holding Group Co. Ltd., Class A	6,000	3,490
Zhejiang Chint Electrics Co. Ltd., Class A	2,217	9,001
Zhejiang Dingli Machinery Co. Ltd., Class A	580	4,158
Zhejiang HangKe Technology, Inc. Co., Class A	441	2,854
Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,590	4,579
Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,700	5,210
Zhuzhou CRRC Times Electric Co. Ltd., Class A	524	4,117
Zhuzhou Kibing Group Co. Ltd., Class A	3,000	4,184
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	7,750	6,389

(Cost $671,362)		896,389

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Information Technology — 12.7%
360 Security Technology, Inc., Class A	7,700	$7,490
Advanced Micro-Fabrication Equipment Inc China, Class A*	649	9,015
Amlogic Shanghai Co. Ltd., Class A*	386	4,115
Avary Holding Shenzhen Co. Ltd., Class A	2,000	8,188
Beijing Kingsoft Office Software, Inc., Class A	421	15,202
Beijing Shiji Information Technology Co. Ltd., Class A	1,736	3,637
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	200	2,922
BOE Technology Group Co. Ltd., Class A	37,702	19,054
Chaozhou Three-Circle Group Co. Ltd., Class A	1,758	7,490
China Greatwall Technology Group Co. Ltd., Class A	3,400	5,736
China National Software & Service Co. Ltd., Class A	600	5,480
China Railway Signal & Communication Corp. Ltd., Class A	7,720	5,122
China Resources Microelectronics Ltd., Class A	1,151	8,628
China Zhenhua Group Science & Technology Co. Ltd., Class A	500	8,058
DHC Software Co. Ltd., Class A	2,500	2,100
Flat Glass Group Co. Ltd., Class A	1,700	8,445
Foxconn Industrial Internet Co. Ltd., Class A	10,200	13,176
GCL System Integration Technology Co. Ltd., Class A*	6,100	2,781
GigaDevice Semiconductor, Inc., Class A	712	10,131
GoerTek, Inc., Class A	3,577	9,160
GRG Banking Equipment Co. Ltd., Class A	2,600	3,685
Guangzhou Haige Communications Group, Inc. Co., Class A	1,800	2,201
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	700	6,061
Hangzhou Chang Chuan Technology Co. Ltd., Class A	600	4,884
Hangzhou First Applied Material Co. Ltd., Class A	1,344	11,401
Hangzhou Lion Electronics Co. Ltd., Class A	700	4,582
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,400	7,234
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	1,600	4,414
Hengtong Optic-electric Co. Ltd., Class A	2,300	5,325
Huagong Tech Co. Ltd., Class A	1,200	2,943
Hundsun Technologies, Inc., Class A	1,946	10,978
Iflytek Co. Ltd., Class A	2,434	11,082
Ingenic Semiconductor Co. Ltd., Class A	500	5,571
Inspur Electronic Information Industry Co. Ltd., Class A	1,288	4,037
JA Solar Technology Co. Ltd., Class A	2,380	19,555
JCET Group Co. Ltd., Class A	1,800	6,353
Lens Technology Co. Ltd., Class A	5,400	8,104

	Number of Shares	Value
Information Technology (Continued)
Lingyi iTech Guangdong Co., Class A*	7,700	$5,348
LONGi Green Energy Technology Co. Ltd., Class A	7,603	49,137
Luxshare Precision Industry Co. Ltd., Class A	7,033	30,689
Maxscend Microelectronics Co. Ltd., Class A	512	8,320
Montage Technology Co. Ltd., Class A	1,184	11,247
National Silicon Industry Group Co. Ltd., Class A*	2,245	6,104
NAURA Technology Group Co. Ltd., Class A	500	15,733
NavInfo Co. Ltd., Class A	2,200	3,659
Ninestar Corp., Class A	1,500	11,441
OFILM Group Co. Ltd., Class A*	3,500	2,520
Raytron Technology Co. Ltd., Class A	495	2,830
Sangfor Technologies, Inc., Class A	400	6,337
SG Micro Corp., Class A	375	9,370
Shanghai Baosight Software Co. Ltd., Class A	1,351	7,511
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	128	4,200
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	500	5,377
Shengyi Technology Co. Ltd., Class A	2,600	5,539
Shennan Circuits Co. Ltd., Class A	580	6,184
Shenzhen SC New Energy Technology Corp., Class A	300	5,442
Shenzhen Sunlord Electronics Co. Ltd., Class A	800	2,864
Shenzhen Transsion Holdings Co. Ltd., Class A	696	7,638
StarPower Semiconductor Ltd., Class A	200	9,543
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	1,800	6,581
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	3,400	19,953
Thunder Software Technology Co. Ltd., Class A	400	6,466
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	800	4,197
Tianma Microelectronics Co. Ltd., Class A	2,500	3,233
Tianshui Huatian Technology Co. Ltd., Class A	3,200	3,980
TongFu Microelectronics Co. Ltd., Class A*	1,200	2,936
Trina Solar Co. Ltd., Class A	2,171	19,768
Unigroup Guoxin Microelectronics Co. Ltd., Class A	839	15,574
Unisplendour Corp. Ltd., Class A	3,008	8,017
Westone Information Industry, Inc., Class A	800	3,979
Will Semiconductor Co. Ltd., Class A	1,215	13,943
Wingtech Technology Co. Ltd., Class A	1,264	9,829
Wuhan DR Laser Technology Corp. Ltd., Class A	200	3,728
Wuhan Guide Infrared Co. Ltd., Class A	3,323	5,503
WUS Printed Circuit Kunshan Co. Ltd., Class A	2,210	3,956

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Xiamen Faratronic Co. Ltd., Class A	200	$4,461
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	500	3,997
Yealink Network Technology Corp. Ltd., Class A	900	8,086
Yonyou Network Technology Co. Ltd., Class A	3,626	11,727
Zhejiang Dahua Technology Co. Ltd., Class A	3,200	5,367
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,300	11,837
Zhejiang Supcon Technology Co. Ltd., Class A	400	5,135
Zhongji Innolight Co. Ltd., Class A	800	3,233
Zhuzhou Hongda Electronics Corp. Ltd., Class A	400	2,512
ZTE Corp., Class A	4,200	14,527

(Cost $638,357)		693,898

Materials — 12.3%
Aluminum Corp. of China Ltd., Class A	13,408	8,461
Anhui Conch Cement Co. Ltd., Class A	4,064	16,403
Anhui Honglu Steel Construction Group Co. Ltd., Class A	780	3,699
Asia — Potash International Investment Guangzhou Co. Ltd., Class A*	700	2,785
Baoshan Iron & Steel Co. Ltd., Class A	22,557	17,960
BBMG Corp., Class A	9,500	3,581
Chengtun Mining Group Co. Ltd., Class A	2,700	2,321
Chengxin Lithium Group Co. Ltd., Class A	800	4,786
Chifeng Jilong Gold Mining Co. Ltd., Class A*	1,700	4,730
China Jushi Co. Ltd., Class A	3,672	7,444
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	3,793	14,013
China Rare Earth Resources And Technology Co. Ltd., Class A*	1,100	5,089
CMOC Group Ltd., Class A	18,600	12,236
CNGR Advanced Material Co. Ltd., Class A	400	4,276
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	3,190	3,143
Do-Fluoride New Materials Co. Ltd., Class A	800	4,303
Ganfeng Lithium Group Co. Ltd., Class A	1,680	19,211
GEM Co. Ltd., Class A	5,200	5,983
Guangdong HEC Technology Holding Co. Ltd., Class A	2,600	3,414
Guangzhou Tinci Materials Technology Co. Ltd., Class A	2,080	13,202
Hangzhou Oxygen Plant Group Co. Ltd., Class A	900	5,237
Henan Shenhuo Coal & Power Co. Ltd., Class A	2,100	4,975
Hengli Petrochemical Co. Ltd., Class A	6,220	14,752
Hengyi Petrochemical Co. Ltd., Class A	3,960	4,008
Hesteel Co. Ltd., Class A	11,200	3,858
Hoshine Silicon Industry Co. Ltd., Class A	500	6,310
Huafon Chemical Co. Ltd., Class A	5,200	5,322

	Number of Shares	Value
Materials (Continued)
Huaibei Mining Holdings Co. Ltd., Class A	2,300	$4,666
Huaxin Cement Co. Ltd., Class A	1,600	3,506
Hubei Feilihua Quartz Glass Co. Ltd., Class A	500	4,070
Hubei Xingfa Chemicals Group Co. Ltd., Class A	1,200	5,187
Hunan Valin Steel Co. Ltd., Class A	7,200	4,879
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	48,600	13,653
Inner Mongolia ERDOS Resources Co. Ltd., Class A	1,120	2,557
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	9,195	5,452
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	3,700	4,241
Jiangsu Eastern Shenghong Co. Ltd., Class A	4,300	8,062
Jiangsu Yangnong Chemical Co. Ltd., Class A	300	4,483
Jiangsu Yoke Technology Co. Ltd., Class A	500	3,783
Jiangxi Copper Co. Ltd., Class A	2,244	5,506
Kingfa Sci & Tech Co. Ltd., Class A	2,900	4,119
LB Group Co. Ltd., Class A	2,000	5,048
Luxi Chemical Group Co. Ltd., Class A	2,200	4,115
Ningbo Shanshan Co. Ltd., Class A	2,200	5,982
Ningxia Baofeng Energy Group Co. Ltd., Class A	5,700	10,638
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	9,700	7,408
Qinghai Salt Lake Industry Co. Ltd., Class A*	5,500	19,636
Rongsheng Petrochemical Co. Ltd., Class A	9,728	17,016
Satellite Chemical Co. Ltd., Class A	3,486	7,160
Shandong Gold Mining Co. Ltd., Class A	3,753	10,835
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	2,270	10,675
Shandong Nanshan Aluminum Co. Ltd., Class A	9,900	4,892
Shandong Sun Paper Industry JSC Ltd., Class A	3,100	4,805
Shandong Weifang Rainbow Chemical Co. Ltd., Class A	200	2,674
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,480	11,596
Shanxi Meijin Energy Co. Ltd., Class A	4,500	6,245
Shanxi Taigang Stainless Steel Co. Ltd., Class A	6,300	4,011
Shenghe Resources Holding Co. Ltd., Class A	1,900	3,908
Shenzhen Capchem Technology Co. Ltd., Class A	720	4,040
Shenzhen Dynanonic Co. Ltd., Class A	200	6,386
Shenzhen Senior Technology Material Co. Ltd., Class A	1,198	3,868
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	900	4,173
Sichuan Hebang Biotechnology Co. Ltd., Class A	9,200	4,117

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Materials (Continued)
Sichuan Yahua Industrial Group Co. Ltd., Class A	1,300	$5,018
Sinoma Science & Technology Co. Ltd., Class A	1,800	5,916
Sinomine Resource Group Co. Ltd., Class A	420	4,612
Sinopec Shanghai Petrochemical Co. Ltd., Class A	6,570	3,052
Skshu Paint Co. Ltd., Class A*	340	5,781
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	600	5,158
Tangshan Jidong Cement Co. Ltd., Class A	2,400	2,948
Tianqi Lithium Corp., Class A*	1,500	19,086
Tianshan Aluminum Group Co. Ltd., Class A	3,000	3,028
Tibet Summit Resources Co. Ltd., Class A*	900	2,926
Tongkun Group Co. Ltd., Class A	2,500	5,001
Tongling Nonferrous Metals Group Co. Ltd., Class A	11,700	4,840
Wanhua Chemical Group Co. Ltd., Class A	3,200	40,432
Weihai Guangwei Composites Co. Ltd., Class A	600	6,022
Western Mining Co. Ltd., Class A	2,100	3,231
Western Superconducting Technologies Co. Ltd., Class A	436	6,023
Xiamen Tungsten Co. Ltd., Class A	1,400	4,251
Xinjiang Zhongtai Chemical Co. Ltd., Class A	2,700	2,481
Yintai Gold Co. Ltd., Class A	2,880	5,814
YongXing Special Materials Technology Co. Ltd., Class A	400	5,945
Youngy Co. Ltd., Class A*	200	3,473
Yunnan Aluminium Co. Ltd., Class A	3,500	5,257
Yunnan Energy New Material Co. Ltd., Class A	900	15,808
Yunnan Tin Co. Ltd., Class A	1,700	3,223
Yunnan Yuntianhua Co. Ltd., Class A*	1,800	5,374
Zangge Mining Co. Ltd., Class A	1,600	6,952
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,601	14,128
Zhejiang Juhua Co. Ltd., Class A	2,500	5,947
Zhejiang Yongtai Technology Co. Ltd., Class A	900	3,282
Zibo Qixiang Tengda Chemical Co. Ltd., Class A*	2,800	2,949
Zijin Mining Group Co. Ltd., Class A	20,997	29,138

(Cost $626,891)		671,990

Real Estate — 1.9%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	8,215	17,744
China Vanke Co. Ltd., Class A	9,396	24,738
Gemdale Corp., Class A	4,722	7,799
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	3,000	4,743
Poly Developments and Holdings Group Co. Ltd., Class A	12,073	28,378
Seazen Holdings Co. Ltd., Class A*	1,913	6,152

	Number of Shares	Value
Real Estate (Continued)
Shanghai Lingang Holdings Corp. Ltd., Class A	2,500	$4,458
Youngor Group Co. Ltd., Class A	5,100	4,644
Zhejiang China Commodities City Group Co. Ltd., Class A	6,200	3,878

(Cost $105,302)		102,534

Utilities — 3.3%
CECEP Solar Energy Co. Ltd., Class A	4,100	4,329
CECEP Wind-Power Corp., Class A	6,760	3,865
China National Nuclear Power Co. Ltd., Class A	18,084	15,930
China Three Gorges Renewables Group Co. Ltd., Class A	29,200	23,909
China Yangtze Power Co. Ltd., Class A	22,800	68,301
Datang International Power Generation Co. Ltd., Class A*	7,800	3,292
ENN Natural Gas Co. Ltd., Class A	2,500	6,565
GD Power Development Co. Ltd., Class A*	18,700	11,959
Huadian Power International Corp. Ltd., Class A	7,700	6,413
Huaneng Power International, Inc., Class A*	9,200	10,066
SDIC Power Holdings Co. Ltd., Class A	7,095	11,018
Shanghai Electric Power Co. Ltd., Class A*	2,600	3,799
Shenzhen Energy Group Co. Ltd., Class A	4,200	3,647
Sichuan Chuantou Energy Co. Ltd., Class A	4,100	6,905

(Cost $161,185)		179,998

TOTAL COMMON STOCKS (Cost $4,541,320)		5,410,988

EXCHANGE-TRADED FUNDS — 0.5%
Xtrackers Harvest CSI 300 China A-Shares ETF(a) (Cost $28,100)	1,000	28,320

CASH EQUIVALENTS — 1.0%
DWS Government Money Market Series “Institutional Shares”, 3.74%(b) (Cost $56,478)	56,478	56,478

TOTAL INVESTMENTS — 100.7%
(Cost $4,625,898)		$5,495,786
Other assets and liabilities, net — (0.7%)		(37,536)

NET ASSETS — 100.0%		$5,458,250

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2022 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022
EXCHANGE-TRADED FUNDS — 0.5%
Xtrackers Harvest CSI 300 China A-Shares ETF (a)
—	28,100	—	—	220	—	—	1,000	28,320

CASH EQUIVALENTS — 1.0%
DWS Government Money Market Series “Institutional Shares”, 3.74% (b)
3,816	157,952	(105,290)	—	—	276	—	56,478	56,478

3,816	186,052	(105,290)	—	220	276	—	57,478	84,798

*	Non-income producing security.
(a)	Affiliated fund advised by DBX Advisors LLC.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

JSC:	Joint Stock Company

At November 30, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
FTSE China A50 Index Futures	USD	1	$12,268	$12,695	12/29/2022	$427

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$5,410,988	$—	$—	$5,410,988
Exchange-Traded Funds	28,320	—	—	28,320
Short-Term Investments (a)	56,478	—	—	56,478
Derivatives (b)
Futures Contracts	427	—	—	427

TOTAL	$5,496,213	$—	$—	$5,496,213

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended November 30, 2022, the amount of transfers from Level 3 to Level 1 was $ 7,118. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

See Notes to Financial Statements.	31

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2022 (Unaudited)

	Xtrackers Harvest CSI 300 China A-Shares ETF		Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF		Xtrackers MSCI All China Equity ETF	Xtrackers MSCI China A Inclusion Equity ETF
Assets
Investment in non-affiliated securities at value	$1,956,947,932		$25,420,398		$4,139,632	$5,410,988
Investment in affiliated securities at value	—		—		4,442,497	28,320
Investment in DWS Government Money Market Series	—		—		22,425	56,478
Investment in DWS Government & Agency Securities Portfolio*	—		—		40,230	—
Cash	2,560		—		—	—
Foreign currency at value	2,981,788	†	44,829	†	9,215	—
Deposit with broker for futures contracts	—		—		1,870	935
Receivables:
Investment securities sold	—		—		214,057	—
Variation margin on futures contracts	—		—		146	73
Dividends	—		—		3,450	—
Interest	—		—		61	46
Securities lending income	—		—		105	—
Due from authorized participant	567,218		—		—	—

Total assets	$1,960,499,498		$25,465,227		$8,873,688	$5,496,840

Liabilities
Due to custodian	$—		$593		$—	$—
Due to foreign custodian	—		—		—	681
Payable upon return of securities loaned	$—		$—		$40,230	$—
Payables:
Investment securities purchased	—		—		215,056	35,323
Investment advisory fees	936,587		14,959		1,158	2,586

Total liabilities	936,587		15,552		256,444	38,590

Net Assets, at value	$1,959,562,911		$25,449,675		$8,617,244	$5,458,250

Net Assets Consist of
Paid-in capital	$2,298,624,202		$42,032,130		$24,819,567	$6,005,654
Distributable earnings (loss)	(339,061,291)		(16,582,455)		(16,202,323)	(547,404)

Net Assets, at value	$1,959,562,911		$25,449,675		$8,617,244	$5,458,250

Number of Common Shares outstanding	70,400,001		800,001		300,001	250,001

Net Asset Value	$27.83		$31.81		$28.72	$21.83

Investment in non-affiliated securities at cost	$1,772,592,884		$25,834,062		$5,744,717	$4,541,320

Investment in affiliated securities at cost	$—		$—		$5,354,982	$28,100

Value of securities loaned	$—		$—		$189,213	$—

Investment in DWS Government Money Market Series at cost	$—		$—		$22,425	$56,478

Investment in DWS Government & Agency Securities Portfolio at cost*	$—		$—		$40,230	$—

Non-cash collateral for securities on loan	$—		$—		$157,703	$—

Foreign currency at cost	$2,965,852		$45,446		$9,181	$(679)

*	Represents collateral on securities loaned.
†

Included in foreign currency at value is $178,290 and $12,860 respectively which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

See Notes to Financial Statements.	32

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2022 (Unaudited)

	Xtrackers Harvest CSI 300 China A-Shares ETF	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	Xtrackers MSCI All China Equity ETF	Xtrackers MSCI China A Inclusion Equity ETF
Investment Income
Unaffiliated interest income	$8,293	$177	$—	$—
Unaffiliated dividend income*	39,941,302	408,814	86,089	96,490
Income distributions from affiliated funds	—	—	111	276
Affiliated securities lending income	—	—	488	—
Unaffiliated securities lending income, net of borrower rebates	—	—	165	—

Total investment income	39,949,595	408,991	86,853	96,766

Expenses
Investment advisory fees	6,327,288	106,342	22,307	17,447
Other expenses	58	58	58	58

Total expenses	6,327,346	106,400	22,365	17,505

Less fees waived (see note 3):
Waiver	—	—	(14,044)	(37)

Net expenses	6,327,346	106,400	8,321	17,468

Net investment income (loss)	33,622,249	302,591	78,532	79,298

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(97,277,007)	(1,599,052)	(172,239)	(50,048)
Investments in affiliates	—	—	(22,819)	—
Futures contracts	—	—	(7,048)	(2,620)
Foreign currency transactions	(2,893,771)	(114,364)	133	(225)

Net realized gain (loss)	(100,170,778)	(1,713,416)	(201,973)	(52,893)

Net change in unrealized appreciation (depreciation) on:
Investments	(108,725,825)	732,649	(443,126)	(544,568)
Investments in affiliates	—	—	(261,461)	220
Futures contracts	—	—	854	(45)
Foreign currency translations	18	(2,002)	66	(20)

Net change in unrealized appreciation (depreciation)	(108,725,807)	730,647	(703,667)	(544,413)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(208,896,585)	(982,769)	(905,640)	(597,306)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(175,274,336)	$(680,178)	$(827,108)	$(518,008)

* Unaffiliated foreign tax withheld	$4,441,655	$45,780	$7,004	$10,761

See Notes to Financial Statements.	33

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Harvest CSI 300 China A-Shares ETF		Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
	For the Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$33,622,249	$23,808,796	$302,591	$274,693
Net realized gain (loss)	(100,170,778)	(161,499,191)	(1,713,416)	5,609,063
Net change in net unrealized appreciation (depreciation)	(108,725,807)	(694,688,035)	730,647	(11,757,074)

Net increase (decrease) in net assets resulting from operations	(175,274,336)	(832,378,430)	(680,178)	(5,873,318)

Distributions to Shareholders	—	(23,518,334)	—	(315,040)

Fund Shares Transactions
Proceeds from shares sold	1,504,026,465	1,830,677,155	—	7,908,275
Value of shares redeemed	(1,041,253,142)	(2,017,705,513)	(8,049,666)	(7,816,588)

Net increase (decrease) in net assets resulting from fund share transactions	462,773,323	(187,028,358)	(8,049,666)	91,687

Total net increase (decrease) in Net Assets	287,498,987	(1,042,925,122)	(8,729,844)	(6,096,671)

Net Assets
Beginning of period	1,672,063,924	2,714,989,046	34,179,519	40,276,190

End of period	$1,959,562,911	$1,672,063,924	$25,449,675	$34,179,519

Changes in Shares Outstanding
Shares outstanding, beginning of period	54,250,001	64,900,001	1,050,001	1,050,001
Shares sold	49,000,000	47,950,000	—	200,000
Shares redeemed	(32,850,000)	(58,600,000)	(250,000)	(200,000)

Shares outstanding, end of period	70,400,001	54,250,001	800,001	1,050,001

See Notes to Financial Statements.	34

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI All China Equity ETF		Xtrackers MSCI China A Inclusion Equity ETF
	For the Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$78,532	$305,700	$79,298	$131,487
Net realized gain (loss)	(201,973)	1,080,022	(52,893)	2,030,731
Net change in net unrealized appreciation (depreciation)	(703,667)	(9,259,280)	(544,413)	(4,571,179)

Net increase (decrease) in net assets resulting from operations	(827,108)	(7,873,558)	(518,008)	(2,408,961)

Distributions to Shareholders	—	(423,116)	—	(114,292)

Fund Shares Transactions
Proceeds from shares sold	—	—	—	—
Value of shares redeemed	—	(17,240,981)	—	(7,191,275)

Net increase (decrease) in net assets resulting from fund share transactions	—	(17,240,981)	—	(7,191,275)

Total net increase (decrease) in Net Assets	(827,108)	(25,537,655)	(518,008)	(9,714,528)

Net Assets
Beginning of period	9,444,352	34,982,007	5,976,258	15,690,786

End of period	$8,617,244	$9,444,352	$5,458,250	$5,976,258

Changes in Shares Outstanding
Shares outstanding, beginning of period	300,001	750,001	250,001	500,001
Shares sold	—	—	—	—
Shares redeemed	—	(450,000)	—	(250,000)

Shares outstanding, end of period	300,001	300,001	250,001	250,001

See Notes to Financial Statements.	35

DBX ETF Trust

Financial Highlights

Xtrackers Harvest CSI 300 China A-Shares ETF Selected Per Share Data	For the Six Months Ended 11/30/2022 (Unaudited)		Years Ended May 31,
			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$30.82		$41.83	$27.18	$26.27	$29.56	$25.84

Income (loss) from investment operations:
Net investment income (loss)(a)	0.52		0.36	0.30	0.29	0.22	0.25
Net realized and unrealized gain (loss)	(3.51)		(11.02)	14.67	0.91	(3.22)	3.73

Total from investment operations	(2.99)		(10.66)	14.97	1.20	(3.00)	3.98

Less distributions from:
Net investment income	—		(0.35)	(0.32)	(0.29)	—	(0.26)
Net realized gains	—		—	—	—	(0.29)	—

Total distributions	—		(0.35)	(0.32)	(0.29)	(0.29)	(0.26)

Net Asset Value, end of period	$27.83		$30.82	$41.83	$27.18	$26.27	$29.56

Total Return (%)	(9.70	)**	(25.67)	55.20	4.50	(10.02)	15.38

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	1,960		1,672	2,715	1,271	1,449	686
Ratio of expenses (%)	0.65	*	0.65	0.65	0.65	0.65	0.66
Ratio of net investment income (loss) (%)	3.45	*	0.97	0.79	1.05	0.87	0.82
Portfolio turnover rate (%)(b)	59	**	95	78	115	81	65

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF Selected Per Share Data	For the Six Months Ended 11/30/2022 (Unaudited)		Years Ended May 31,
			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$32.55		$38.36	$27.59	$25.93	$32.53	$31.36

Income (loss) from investment operations:
Net investment income (loss)(a)	0.30		0.28	0.13	0.17	0.20	0.04
Net realized and unrealized gain (loss)	(1.04)		(5.77)	10.79	1.65	(6.80)	1.13

Total from investment operations	(0.74)		(5.49)	10.92	1.82	(6.60)	1.17

Less distributions from:
Net investment income	—		(0.32)	(0.15)	(0.16)	—	—

Total distributions	—		(0.32)	(0.15)	(0.16)	—	—

Net Asset Value, end of period	$31.81		$32.55	$38.36	$27.59	$25.93	$32.53

Total Return (%)	(2.27	)**	(14.50)	39.64	7.02	(20.29)	3.73

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	25		34	40	30	74	24
Ratio of expenses (%)	0.65	*	0.65	0.65	0.65	0.65	0.65
Ratio of net investment income (loss) (%)	1.85	*	0.73	0.37	0.63	0.74	0.10
Portfolio turnover rate (%)(b)	21	**	62	34	48	16	29

(a)	Based on average shares outstanding during the period.
(b)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	36

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI All China Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2022 (Unaudited)		Years Ended May 31,
			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$31.48		$46.64	$32.66	$31.13	$37.78	$30.54

Income (loss) from investment operations:
Net investment income (loss)(a)	0.26		0.54	0.48	0.76	0.36	0.79
Net realized and unrealized gain (loss)	(3.02)		(14.93)	13.85	2.21	(6.42)	6.75

Total from investment operations	(2.76)		(14.39)	14.33	2.97	(6.06)	7.54

Less distributions from:
Net investment income	—		(0.77)	(0.35)	(1.44)	(0.59)	(0.30)

Total distributions	—		(0.77)	(0.35)	(1.44)	(0.59)	(0.30)

Net Asset Value, end of period	$28.72		$31.48	$46.64	$32.66	$31.13	$37.78

Total Return (%)(b)	(8.77	)**	(31.15)	43.94	9.35	(15.89)	24.71

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	9		9	35	20	227	36
Ratio of expenses before fee waiver (%)(c)	0.50	*	0.50	0.50	0.50	0.50	0.60
Ratio of expenses after fee waiver (%)(c)	0.19	*	0.21	0.25	0.26	0.28	0.36
Ratio of net investment income (loss) (%)	1.76	*	1.34	1.10	2.27	1.07	2.10
Portfolio turnover rate (%)(d)	3	**	5	8	14	102	3

Xtrackers MSCI China A Inclusion Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2022 (Unaudited)		Years Ended May 31,
			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$23.90		$31.38	$19.98	$18.75	$20.80	$19.53

Income (loss) from investment operations:
Net investment income (loss)(a)	0.32		0.32	0.20	0.41	0.15	0.52
Net realized and unrealized gain (loss)	(2.39)		(7.55)	11.44	1.19	(2.03)	1.30

Total from investment operations	(2.07)		(7.23)	11.64	1.60	(1.88)	1.82

Less distributions from:
Net investment income	—		(0.25)	(0.24)	(0.37)	(0.17)	(0.55)

Total distributions	—		(0.25)	(0.24)	(0.37)	(0.17)	(0.55)

Net Asset Value, end of period	$21.83		$23.90	$31.38	$19.98	$18.75	$20.80

Total Return (%)(b)	(8.66	)**	(23.20)	58.37	8.49	(8.91)	9.12

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5		6	16	14	83	2
Ratio of expenses before fee waiver (%)(c)	0.60	*	0.60	0.60	0.60	0.60	0.70
Ratio of expenses after fee waiver (%)(c)	0.60	*	0.60	0.60	0.60	0.60	0.05
Ratio of net investment income (loss) (%)	2.73	*	1.11	0.74	2.03	0.75	2.38
Portfolio turnover rate (%)(d)	4	**	18	33	27	180	3

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)

The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	37

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2022, the Trust consists of thirty-eight investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Harvest CSI 300 China A-Shares ETF
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
Xtrackers MSCI All China Equity ETF
Xtrackers MSCI China A Inclusion Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Harvest CSI 300 China A-Shares ETF	CSI 300 Index
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	CSI 500 Index
Xtrackers MSCI All China Equity ETF	MSCI China All Shares Index
Xtrackers MSCI China A Inclusion Equity ETF	MSCI China A Inclusion Index

CSI 300 Index is calculated and maintained by China Securities Index Co., Ltd. It is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index generally must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange for specified time periods, have demonstrated positive performance, and not be subject to abnormal volatility or other evidence of possible market manipulation, among other factors. The composition of the Underlying Index is reviewed every six-months.

CSI 500 Index is calculated and maintained by China Securities Index Co., Ltd. is designed to reflect the price fluctuation and performance of small-cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index generally must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange for specified time periods, have demonstrated positive performance, and not be subject to abnormal volatility or other evidence of possible market manipulation, among other factors. The composition of the Underlying Index is reviewed every six-months.

MSCI China All Shares Index and MSCI China A Inclusion Equity Index are each calculated and maintained by MSCI, Inc. (“MSCI”). The MSCI China All Share Index is designed to capture large- and mid-capitalization representation across all China securities listed in Hong Kong, Shanghai and Shenzhen. The Underlying Index is intended to give investors a means of tracking the overall performance of equity securities that are a representative sample of the entire Chinese investment universe. The Underlying Index is comprised of A-Shares, B-Shares, H-Shares, Red chips and P chips share classes as well as securities of Chinese companies listed outside of China (e.g. American depository receipts). The Underlying Index is rebalanced on a quarterly basis..

The MSCI China A Inclusion Index is designed to track the equity market performance of China A-Shares that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect

38

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

program (together “Stock Connect”). “A-Shares” are equity securities issued by companies incorporated in mainland China and are denominated in renminbi. Certain eligible A-Shares are traded on the Shanghai or Shenzhen Stock Exchanges. The Underlying Index is designed to track the inclusion of A-Shares in the MSCI Emerging Markets Index over time and is constructed by MSCI by applying eligibility criteria for the MSCI Global Investable Market Indexes, and then excluding mid- and small-capitalization A-Shares (as determined by MSCI), A-Shares suspended for trading for more than 50 days in the past 12 months and A-Shares that are not accessible through Stock Connect. The Underlying Index is weighted by each issuer’s free float-adjusted market capitalization (i.e., includes only shares that are readily available for trading in the market) available to foreign investors and includes only large-capitalization companies, as determined by MSCI. The Underlying Index is rebalanced on a quarterly basis.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is a diversified series of the Trust. In addition, each Fund, with the exception of Xtrackers MSCI All China Equity ETF, may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as a Level 1.

39

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Distributions of income and capital gains from investments in affiliated funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

40

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2022, the Funds did not incur any interest or penalties.

At May 31, 2022, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Harvest CSI 300 China A-Shares ETF	$292,519,760	$53,281,828	$345,801,588
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	13,051,086	900,519	13,951,605
Xtrackers MSCI All China Equity ETF	8,167,344	5,306,192	13,473,536
Xtrackers MSCI China A Inclusion Equity ETF	1,370,051	—	1,370,051

As of May 31, 2022, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Harvest CSI 300 China A-Shares ETF	$1,487,562,133	$180,924,373	$400,845,479	$(219,921,106)
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	36,187,169	(2,172,907)	4,186,104	(6,359,011)
Xtrackers MSCI All China Equity ETF	11,420,667	(1,943,594)	553,221	(2,496,815)
Xtrackers MSCI China A Inclusion Equity ETF	4,634,760	1,320,653	1,885,315	(564,662)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of November 30, 2022, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

The Funds’ direct investments in China A-Shares will be subject to a number of Chinese tax rules and the application of many of those rules is evolving. Chinese taxes that may apply to the Funds’ direct investments in A-Shares include withholding income tax (“WHT”) on dividends, WHT on bank interest, WHT on capital gains realized from the disposal of equity investments prior to November 17, 2014 and stamp tax. China imposes WHT at a rate of 10% on dividends on shares and interest income derived by non People’s Republic of China (“PRC”) enterprises including Qualified Foreign Institutional Investors (“QFII”) and Renminbi Qualified Foreign Institutional Investors (“RQFII”) from PRC resident issuers, subject to any lower rate provided by an applicable tax treaty.

Since November 17, 2014, RQFIIs have been temporarily exempt from WHT with respect to gains derived from the trading of equity investments (including shares in PRC enterprises). With respect to gains derived from equity investments prior to November 17, 2014, RQFIIs are subject to WHT at a rate of 10% on such gains on a gross basis, subject to any lower rate provided by an applicable tax treaty. The above WHT treatment applies to RQFIIs which do not have a permanent establishment (“PE”) in the PRC. The Funds do not have PEs in the PRC, therefore, the Funds are only subject to WHT at 10% with respect to gross realized gains derived from the disposal of land-rich A-Share companies and exempt from WHT with respect to gross realized gains derived from non land-rich A-Share companies prior to November 17, 2014. Land-rich enterprises refer to companies whose value of immovable property in the PRC is greater than 50% of the value of their total assets at any time during the

41

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

three-year period before the alienation of the PRC companies’ shares. The WHT relating to the realized gains from shares in land-rich companies prior to November 17, 2014 has been paid by the Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF while realized gains from shares in non land-rich companies prior to November 17, 2014 were granted treaty relief pursuant to the PRC-US Double Taxation Arrangement.

The PRC rules for taxation of RQFIIs (and QFIIs) are evolving and the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance, as well as the practices adopted by the local PRC authorities, may apply retroactively which may adversely affect the Fund and its shareholders.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Xtrackers MSCI All China Equity ETF and Xtrackers MSCI China A Inclusion Equity ETF may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2022, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of November 30, 2022) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2022, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2022

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers MSCI All China Equity ETF
Common Stocks	$40,230	$—	$1,218	$156,485	$197,933

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$197,933

42

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2022, Xtrackers MSCI All China Equity ETF and Xtrackers MSCI China A Inclusion Equity ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2022 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2022 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI All China Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$854	Unrealized depreciation on futures contracts*	$—
Xtrackers MSCI China A Inclusion Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$427	Unrealized depreciation on futures contracts*	$—

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2022 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers MSCI All China Equity ETF	$(7,048)
Xtrackers MSCI China A Inclusion Equity ETF	(2,620)

43

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers MSCI All China Equity ETF	$854
Xtrackers MSCI China A Inclusion Equity ETF	(45)

For the period ended November 30, 2022 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers MSCI All China Equity ETF	$28,559
Xtrackers MSCI China A Inclusion Equity ETF	17,279

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

Harvest Global Investments Limited serves as investment sub-Advisor (the “Sub-Advisor”) to the Xtrackers Harvest CSI 300 China A-Shares ETF and the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF. The Sub-Advisor is responsible for day-to-day management of each Fund, subject to supervision of the Advisor.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers Harvest CSI 300 China A-Shares ETF	0.65%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	0.65%
Xtrackers MSCI All China Equity ETF	0.50%
Xtrackers MSCI China A Inclusion Equity ETF	0.60%

The Advisor for Xtrackers MSCI All China Equity ETF has contractually agreed, until November 14, 2024, to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated funds. In addition, the Advisor has contractually agreed, until September 30, 2023, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses

(except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the Fund from exceeding 0.50% of the Fund’s average daily net assets. For the period ended November 30, 2022, the Advisor waived $13,996 of the expenses of the Fund which were attributable to the Fund’s investments in affiliated funds.

44

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired funds’ fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period ended November 30, 2022, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers MSCI All China Equity ETF	$48
Xtrackers MSCI China A Inclusion Equity ETF	37

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2022, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Harvest CSI 300 China A-Shares ETF	$1,619,057,053	$1,124,595,623
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	6,815,447	14,542,989
Xtrackers MSCI All China Equity ETF	307,349	248,190
Xtrackers MSCI China A Inclusion Equity ETF	339,534	254,913

5. Fund Share Transactions

As of November 30, 2022, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of Xtrackers MSCI All China Equity ETF generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. The purchase of Creation Units for Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF and Xtrackers MSCI China A Inclusion Equity ETF are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, Xtrackers MSCI China A Inclusion Equity ETF may have a concentration of several shareholders, including affiliated funds, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of November 30, 2022, Xtrackers MSCI All China Equity ETF held 73% of the total shares outstanding of the Fund.

45

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

7. Investing in China

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade limitations; restrictions on foreign ownership which require US investors to invest in offshore special purpose companies to obtain indirect exposure to Chinese issuers; custody risks associated with investing through Stock Connect, an RQFII or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; different and less stringent financial reporting standards; and increased political pressure from the US and other countries to restrict the ability of investors outside China to invest in Chinese issuers. In addition, in June 2021, the President of the United States issued an executive order (“CMIC Order”) prohibiting US persons, including the Funds, from purchasing or selling publicly traded securities (including publicly traded securities that are derivative of, or designed to provide exposure to, such securities) of any Chinese company identified as a “Chinese Military-Industrial Complex Company” (“CMIC”). This prohibition, effective August 2, 2021, expands on similar sanctions imposed by the prior administration on certain designated Chinese military companies (“CCMCs”) that took effect in January 2021. To the extent that any company in an Underlying Index is identified as a CMIC at any time (or was previously designed as a CCMC), it may have material adverse effect on a fund’s ability to track its Underlying Index.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, Xtrackers MSCI China A Inclusion Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate (SOFR) plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at November 30, 2022.

9. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, which at times has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Funds’ and their investments may be adversely affected by the effects of the COVID-19 pandemic. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in the Funds’ accounting and financial reporting.

46

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

47

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards, the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-shares could result in unexpected tax liabilities for the Funds which may reduce Fund returns. Any reduction or elimination of access to A-shares will have a material adverse effect on the ability of the Funds to achieve its investment objective. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

The U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies. To the extent that an Underlying Index includes such a security and the Fund excludes it, the Fund’s tracking error may increase and the performance of the Fund and Underlying Index may diverge.

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The CSI Indexes are calculated by China Securities Index Co., Ltd. (CSI). CSI does not make any warranties, express or implied, to its customers or any other party regarding the accuracy or completeness of any data related to the Index. All information is provided for information purposes only. CSI accepts no liability for any errors or any loss arising from the use of information it provides.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2023 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Investment sub-advisor Harvest Global Investments Limited 31/F, One Exchange Square 8 Connaught Place Central, Hong Kong	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-049076-7 (1/23) DBX005407 (1/24)

November 30, 2022

Semi-Annual Report

DBX ETF Trust

Xtrackers International Real Estate ETF (HAUZ)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear shareholder,

We are pleased to provide this semiannual report on our sector ETF for the period ended November 30, 2022.

The global economy has continued to experience a sharper-than-expected slowdown, due to inflation, interest rate hikes, geopolitical tensions, tightening global financial conditions and China’s economic slowdown. After experiencing two quarters of contraction, the U.S. Economy recovered, clocking GDP1 growth of 2.9% in Q3 2022 primarily driven by exports and consumer spending. Global equity markets were oversold during the reporting period on the back of accelerating inflation and fears surrounding central banks’ actions to control the price surge. However, in November, The U.S. Federal Reserve’s indication to slow the pace of rate hikes boosted investor sentiment and supported market gains.

The European economy experienced a slowdown owing to the ongoing energy crisis and advancing inflation. Furthermore, the Eurozone PMI2 was below 50 points for the fifth consecutive month of contraction in November 2022 clearly indicating a decline in GDP growth. However, monetary policy, increasing fiscal support in response to the energy crisis, and easing supply chain bottlenecks continued to support the economy. The European Central Bank (ECB) made significant headway in doing away with its monetary policy accommodation in October, when it increased its benchmark interest rate by 75 bps3. This was the third significant policy rate hike in a row. The manufacturing and services sectors remained dull, and business activity contracted for five straight months in November. The ECB hiked rates three times between July and October to counter red-hot inflation. Despite cooling marginally, prices remained at historical highs in the region. Meanwhile, the European markets expanded after Liz Truss resigned after 45 days as the UK’s prime minister. Newly appointed Prime Minister Rishi Sunak promised a supportive approach to restore the UK’s economic stability.

Japan’s GDP contracted in the third quarter of 2022, owing to inflation and a weak yen, as well as a large COVID-19 wave over the three-month period. A depleted yen and high commodity prices raised the cost of imports which, in turn, affected the trade balance this year. However, export growth continued to be strong. Industrial production numbers were influenced by production cuts announced by Japanese automakers as a result of the global semiconductor shortage. The Japanese government announced new measures to tackle unprecedented inflation.

Global real estate markets continued to battle a change in the macro environment, due to the war in Ukraine, spiraling inflation, tightening central bank policy, and stagnating economies. Real assets as a whole underperformed throughout the reporting period, owing to the impact of rate hikes and a strengthening U.S. dollar. Homeowners around the world had to deal with more unsustainable mortgage payments, and prospective homebuyers were confronted with growing housing prices, which outpaced wage growth.

We believe the global economy is likely to witness weaker growth ahead, weighed down by record-high inflation and high retail inventories. We expect global inflation to peak in the fourth quarter of 2022. While the U.S. might narrowly miss a recession in 2023, the Eurozone is expected to witness a contraction in GDP. Meanwhile, slowing demand and declining housing prices are likely to stall the pace of inflation and prompt the major central banks around the globe to pause or scale back further rate hikes.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 The Gross Domestic Product (GDP) is the monetary value of all the finished goods and services produced within a country’s borders in a specific time period.

2 Purchasing Managers’ Indexes (PMI) are economic indicators derived from monthly surveys of private sector companies.

3 Basis points (bps) are a unit of measurement equal to 1/100th of 1 percent and a standard measure for interest rates.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers International Real Estate ETF (HAUZ)

The Xtrackers International Real Estate ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index (the “Underlying Index”). The Underlying Index is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2022 (18.1% of Net Assets)

Description	% of Net Assets
Goodman Group (Australia)	2.5%
Mitsubishi Estate Co. Ltd. (Japan)	2.2%
Mitsui Fudosan Co. Ltd. (Japan)	2.2%
Sun Hung Kai Properties Ltd. (Hong Kong)	2.1%
Vonovia SE (Germany)	2.0%
Link (Hong Kong)	1.6%
China Resources Land Ltd. (Hong Kong)	1.5%
Sumitomo Realty & Development Co. Ltd. (Japan)	1.4%
CK Asset Holdings Ltd. (Hong Kong)	1.3%
Segro PLC (United Kingdom)	1.3%

Country Diversification* as of November 30, 2022

Japan	22.7%
Hong Kong	14.2%
Australia	10.4%
Singapore	7.1%
United Kingdom	6.9%
Canada	6.7%
Sweden	3.6%
Germany	3.0%
France	2.5%
Philippines	2.4%
Thailand	2.4%
Israel	2.3%
Switzerland	2.0%
Other	13.8%

Total	100.0%

Sector Diversification* as of November 30, 2022

Real Estate Operations/Development	34.0%
Diversified	16.3%
Real Estate Management/Services	12.4%
Warehouse/Industry	9.3%
Shopping Centers	9.0%
Office Property	5.8%
Apartments	3.8%
Other	9.4%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 4.

2

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. In the most resent six-month period the Fund limited these expenses; had it not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers International Real Estate ETF
Actual	$1,000.00	$874.80	0.10%	$0.47
Hypothetical (5% return before expenses)	$1,000.00	$1,024.57	0.10%	$0.51

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

3

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.8%
Australia — 10.3%
Abacus Property Group REIT	240,227	$442,420
Arena REIT	221,871	579,489
BWP Trust REIT	285,390	783,616
Centuria Industrial REIT	330,338	712,352
Centuria Office REIT	309,544	328,573
Charter Hall Group REIT	288,096	2,691,484
Charter Hall Long Wale REIT	393,528	1,172,779
Charter Hall Retail REIT	309,519	839,504
Charter Hall Social Infrastructure REIT	212,825	487,449
Cromwell Property Group REIT (a)	976,445	461,017
Dexus REIT	643,867	3,449,583
Dexus Industria REIT	121,749	239,714
GDI Property Group Partnership REIT	304,885	158,241
Goodman Group REIT	1,032,703	13,223,419
GPT Group REIT	966,697	2,900,339
Growthpoint Properties Australia Ltd. REIT	182,138	392,769
HMC Capital Ltd. REIT	126,729	443,024
HomeCo Daily Needs REIT	905,090	800,103
Ingenia Communities Group REIT	219,821	635,965
Lifestyle Communities Ltd.	59,856	764,833
Mirvac Group REIT	2,370,671	3,540,435
National Storage REIT	657,021	1,051,617
REA Group Ltd. (a)	30,691	2,534,485
Region RE Ltd. REIT	670,195	1,238,770
Rural Funds Group REIT	233,034	422,930
Scentre Group REIT	3,111,606	6,189,014
Stockland REIT	1,446,690	3,681,625
US Masters Residential Property Fund REIT*	182,497	35,443
Vicinity Ltd. REIT	2,769,939	3,765,708
Waypoint REIT Ltd. REIT	423,957	789,309

(Cost $58,948,057)		54,756,009

Austria — 0.2%
CA Immobilien Anlagen AG	29,308	956,610
IMMOFINANZ AG*	19,259	243,513
UBM Development AG	2,821	86,268

(Cost $1,512,449)		1,286,391

Belgium — 1.7%
Aedifica SA REIT	23,951	1,848,354
Ascencio REIT	3,217	172,244
Atenor	2,167	108,662
Care Property Invest NV REIT (a)	16,087	245,478
Cofinimmo SA REIT	17,757	1,515,702
Home Invest Belgium SA REIT	6,514	155,908
Immobel SA	2,586	128,341
Intervest Offices & Warehouses NV REIT (b)	15,241	321,704
Montea NV REIT	7,861	513,165
Nextensa REIT	1,528	72,765
Retail Estates NV REIT	6,060	376,253
VGP NV	8,107	640,244
Warehouses De Pauw CVA REIT	85,446	2,225,881
Wereldhave Belgium Comm VA REIT	1,316	67,412
Xior Student Housing NV REIT	13,837	388,951

(Cost $12,910,075)		8,781,064

	Number of Shares	Value
Brazil — 0.5%
Aliansce Sonae Shopping Centers SA	91,917	$313,043
BR Malls Participacoes SA	421,497	701,319
Cyrela Brazil Realty SA Empreendimentos e Participacoes	185,518	506,587
Ez Tec Empreendimentos e Participacoes SA	83,523	239,032
Multiplan Empreendimentos Imobiliarios SA	189,952	828,250

(Cost $3,443,810)		2,588,231

Canada — 6.6%
Allied Properties Real Estate Investment Trust REIT	77,502	1,501,219
Altus Group Ltd.	27,394	1,075,594
American Hotel Income Properties REIT LP (a)	38,655	80,121
Artis Real Estate Investment Trust REIT (a)	45,072	308,193
Boardwalk Real Estate Investment Trust REIT	20,694	760,780
Canadian Apartment Properties REIT (a)	104,273	3,361,164
Chartwell Retirement Residences	141,066	865,729
Choice Properties Real Estate Investment Trust REIT (a)	150,576	1,636,044
Colliers International Group, Inc.	22,563	2,114,002
Crombie Real Estate Investment Trust REIT (a)	62,703	752,510
CT Real Estate Investment Trust REIT (a)	42,704	490,764
Dream Industrial Real Estate Investment Trust REIT	153,413	1,368,122
Dream Office Real Estate Investment Trust REIT (a)	21,110	241,044
DREAM Unlimited Corp., Class A	15,383	327,926
First Capital Real Estate Investment Trust REIT (a)	120,545	1,524,929
FirstService Corp.	22,242	2,859,123
Granite Real Estate Investment Trust REIT	39,695	2,333,329
H&R Real Estate Investment Trust REIT (a)	165,957	1,522,833
InterRent Real Estate Investment Trust REIT	86,481	799,297
Killam Apartment Real Estate Investment Trust REIT (a)	69,398	870,226
Minto Apartment Real Estate Investment Trust REIT, 144A (a)	22,799	244,017
Morguard Corp.	2,566	216,417
Morguard North American Residential Real Estate Investment Trust REIT (a)	18,981	228,354
NorthWest Healthcare Properties Real Estate Investment Trust REIT	127,900	956,632
Primaris Real Estate Investment Trust REIT	43,118	476,757
RioCan Real Estate Investment Trust REIT (a)	187,467	2,923,252
SmartCentres Real Estate Investment Trust REIT (a)	79,350	1,609,593

See Notes to Financial Statements.	4

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Canada (Continued)
Summit Industrial Income REIT	114,062	$1,897,247
Tricon Residential, Inc.	165,957	1,411,436
True North Commercial Real Estate Investment Trust REIT (a)	50,302	225,222

(Cost $39,700,061)		34,981,876

Chile — 0.2%
Cencosud Shopping SA	287,468	365,327
Parque Arauco SA	415,519	437,191
Plaza SA	162,321	181,110

(Cost $1,339,597)		983,628

China — 1.2%
A-Living Smart City Services Co. Ltd., 144A	412,938	477,718
China Resources Mixc Lifestyle Services Ltd., 144A	363,960	1,722,929
China Vanke Co. Ltd., Class H	1,038,074	2,135,862
Guangzhou R&F Properties Co. Ltd., Class H*(a)	1,060,267	264,880
Poly Property Services Co. Ltd., Class H	99,715	587,648
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	134,500	123,067
Shanghai Lingang Holdings Corp. Ltd., Class B	71,106	65,844
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	653,128	525,115
Sino-Ocean Group Holding Ltd.	2,005,458	254,360

(Cost $9,229,177)		6,157,423

Denmark — 0.0%
Jeudan A/S (a)
(Cost $232,664)	5,829	207,380

Egypt — 0.1%
Arab Developers Holding*	1,870,254	31,615
El Kahera Housing*	428,198	21,401
Emaar Misr for Development SAE*	501,235	55,942
Heliopolis Housing	211,443	53,744
Medinet Nasr Housing*	687,824	86,013
Palm Hills Developments SAE	743,811	51,718
Pioneers Properties*	533,726	43,220
Six of October Development & Investment*	55,509	29,326
Talaat Moustafa Group	628,120	222,593

(Cost $729,141)		595,572

Finland — 0.4%
Citycon OYJ*	49,589	329,843
Kojamo OYJ	116,488	1,712,771

(Cost $2,616,188)		2,042,614

France — 2.5%
Altarea SCA REIT	2,968	413,783
ARGAN SA REIT	6,230	494,575
Carmila SA REIT*	33,623	474,293
Covivio REIT	27,880	1,587,478
Gecina SA REIT	28,524	2,738,729
ICADE REIT	19,147	777,154

	Number of Shares	Value
France (Continued)
Klepierre SA REIT*	114,349	$2,587,914
Mercialys SA REIT	43,053	406,723
Nexity SA	24,231	599,286
Unibail-Rodamco-Westfield REIT*	61,784	3,221,510

(Cost $17,426,075)		13,301,445

Germany — 3.0%
Deutsche EuroShop AG	5,803	127,149
Deutsche Wohnen SE	31,584	670,572
DIC Asset AG	25,073	193,881
Hamborner REIT AG REIT	42,500	317,699
Instone Real Estate Group SE, 144A	30,781	269,079
LEG Immobilien SE	43,940	2,746,240
PATRIZIA SE	27,653	267,930
TAG Immobilien AG	105,200	617,420
Vonovia SE	434,619	10,511,907

(Cost $31,397,687)		15,721,877

Greece — 0.1%
LAMDA Development SA*
(Cost $379,382)	51,444	304,574

Hong Kong — 14.0%
C C Land Holdings Ltd.	578,604	155,668
C&D International Investment Group Ltd. (a)	361,619	848,743
Champion REIT (a)	1,459,967	505,017
China Jinmao Holdings Group Ltd.	4,167,144	976,987
China Motor Bus Co. Ltd.	5,154	45,231
China Overseas Grand Oceans Group Ltd.	1,176,194	542,476
China Overseas Land & Investment Ltd.	2,247,486	6,075,454
China Overseas Property Holdings Ltd.	774,770	856,609
China Resources Land Ltd.	1,747,293	8,058,747
Chinese Estates Holdings Ltd.*	233,564	67,327
CK Asset Holdings Ltd.	1,171,619	6,987,235
Emperor International Holdings Ltd.	296,842	20,536
ESR Group Ltd., 144A	1,889,595	4,270,381
Far East Consortium International Ltd.	693,114	164,277
Hang Lung Group Ltd.	501,868	880,865
Hang Lung Properties Ltd.	1,119,739	2,062,885
Henderson Land Development Co. Ltd.	794,074	2,614,528
HKR International Ltd.	296,554	86,244
Hong Kong Ferry Holdings Co. Ltd.	139,456	116,846
Hongkong Land Holdings Ltd.	653,287	2,619,681
Hysan Development Co. Ltd.	365,219	961,534
Joy City Property Ltd.*	1,820,999	60,657
K Wah International Holdings Ltd.	584,583	184,239
Kerry Properties Ltd.	351,466	670,017
Kowloon Development Co. Ltd.	201,948	187,576
Lai Sun Development Co. Ltd.*	70,552	14,552
Landing International Development Ltd.*	384,041	7,134
Langham Hospitality Investments and Langham Hospitality Investments Ltd. (c)	435,004	41,798
Link REIT (a)	1,279,678	8,607,148
New World Development Co. Ltd.	830,401	1,966,025

See Notes to Financial Statements.	5

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
Poly Property Group Co. Ltd.	930,419	$230,057
Prosperity REIT	686,676	152,194
Regal Real Estate Investment Trust REIT	316,204	40,105
SEA Holdings Ltd.	33,168	15,085
Shandong Hi-Speed Holdings Group Ltd.*(a)	1,022,611	677,330
Shenzhen Investment Ltd. (a)	1,320,942	214,925
Shun Tak Holdings Ltd.*	916,618	146,790
Sino Land Co. Ltd.	2,108,347	2,622,772
Sun Hung Kai Properties Ltd.	930,232	11,166,836
Sunlight Real Estate Investment Trust REIT	549,322	210,425
Swire Properties Ltd.	637,036	1,426,608
Wharf Holdings Ltd.	579,107	1,561,745
Wharf Real Estate Investment Co. Ltd.	932,541	4,301,003
Yuexiu Property Co. Ltd.	773,124	974,638

(Cost $86,931,882)		74,396,930

India — 1.7%
Brigade Enterprises Ltd.	97,874	584,399
DLF Ltd.	584,464	2,889,799
Godrej Properties Ltd.*	81,866	1,312,037
Indiabulls Real Estate Ltd.*	309,616	316,702
Macrotech Developers Ltd., 144A*	64,604	781,646
Oberoi Realty Ltd.	71,576	812,035
Omaxe Ltd.*	128	119
Phoenix Mills Ltd.	60,148	1,077,197
Prestige Estates Projects Ltd.	111,360	649,128
Privi Speciality Chemicals Ltd.	10,536	161,993
Sobha Ltd.	25,388	194,768
Sunteck Realty Ltd.	39,700	197,169

(Cost $7,441,680)		8,976,992

Indonesia — 0.3%
PT Alam Sutera Realty Tbk*	9,863,483	110,977
PT Andalan Perkasa Abadi Tbk*	507,804	1,614
PT Bumi Serpong Damai Tbk*	5,856,540	340,637
PT Ciputra Development Tbk	5,580,145	358,259
PT Jaya Real Property Tbk	2,227,963	65,714
PT Kawasan Industri Jababeka Tbk*	9,188,448	85,860
PT Lippo Cikarang Tbk*	301,803	20,911
PT Lippo Karawaci Tbk*	19,826,675	122,251
PT Pakuwon Jati Tbk	9,540,119	287,450
PT PP Properti Tbk*	3,262,532	10,369
PT Puradelta Lestari Tbk	5,159,679	53,461
PT Summarecon Agung Tbk	6,983,550	281,890

(Cost $1,963,285)		1,739,393

Israel — 2.2%
Adgar Investment and Development Ltd.	71,189	117,214
AFI Properties Ltd.*	3,429	113,495
Africa Israel Residences Ltd.	3,997	185,931
Airport City Ltd.*	42,079	732,843
Alony Hetz Properties & Investments Ltd.	90,755	1,038,989
Alrov Properties and Lodgings Ltd. (a)	1,334	76,669
Amot Investments Ltd.	127,264	806,304

	Number of Shares	Value
Israel (Continued)
Arad Investment & Industrial Development Ltd.	1,597	$199,353
Aura Investments Ltd. (a)	76,781	136,102
Azrieli Group Ltd.	22,020	1,532,331
Big Shopping Centers Ltd.	6,839	783,543
Blue Square Real Estate Ltd.	3,311	229,351
Duniec Brothers Ltd. (a)	1,984	86,828
Electra Real Estate Ltd.	13,959	163,367
G City Ltd. (a)	50,437	175,418
Gav-Yam Lands Corp. Ltd.	21,100	177,714
Israel Canada T.R Ltd.	86,709	234,873
Isras Investment Co. Ltd.	1,131	208,742
Keystone REIT Ltd. REIT	66,215	120,904
Kvutzat Acro Ltd.	13,149	163,872
Lahav L.R. Real Estate Ltd.*(a)	36,433	39,313
Megureit Israel Ltd. REIT	84,178	146,384
Melisron Ltd.	14,436	1,066,498
Menivim- The New REIT Ltd. REIT	358,156	179,062
Mivne Real Estate KD Ltd.	400,117	1,324,330
Norstar Holdings, Inc.	14,217	73,139
Prashkovsky Investments and Construction Ltd. (a)	3,441	85,469
Property & Building Corp. Ltd.*	1,165	82,387
Rani Zim Shopping Centers Ltd.	96	109
Reit 1 Ltd. REIT	112,646	609,868
REIT Azorim HF Living Ltd. REIT*(a)	23,634	70,416
Sella Capital Real Estate Ltd. REIT	140,713	355,667
Summit Real Estate Holdings Ltd.	25,529	369,953
Villar International Ltd.	2,988	141,160
Vitania Ltd.	12,574	96,902

(Cost $12,188,317)		11,924,500

Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA REIT	34,075	110,519
Risanamento SpA*(a)	850,161	104,344

(Cost $226,810)		214,863

Japan — 22.4%
Activia Properties, Inc. REIT (a)	454	1,389,265
Advance Logistics Investment Corp. REIT	370	389,516
Advance Residence Investment Corp. REIT	851	2,097,922
Aeon Mall Co. Ltd.	57,100	677,229
AEON REIT Investment Corp. REIT	1,019	1,165,489
Comforia Residential REIT, Inc. REIT	409	924,749
CRE Logistics REIT, Inc. REIT	368	541,425
Daito Trust Construction Co. Ltd.	41,900	4,600,172
Daiwa House REIT Investment Corp. REIT	1,290	2,842,733
Daiwa Office Investment Corp. REIT (a)	167	810,226
Daiwa Securities Living Investments Corp. REIT	1,109	937,810
ES-Con Japan Ltd. (a)	24,300	145,932
ESCON Japan Reit Investment Corp. REIT	197	167,578
Frontier Real Estate Investment Corp. REIT	319	1,209,338

See Notes to Financial Statements.	6

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Fukuoka REIT Corp. REIT	437	$545,859
Global One Real Estate Investment Corp. REIT	615	472,467
GLP J REIT	2,730	3,012,900
Goldcrest Co. Ltd.	6,500	82,170
Hankyu Hanshin REIT, Inc. REIT (a)	445	486,968
Health Care & Medical Investment Corp. REIT	180	243,930
Heiwa Real Estate Co. Ltd.	17,800	521,729
Heiwa Real Estate REIT, Inc. REIT (a)	585	675,387
Hoshino Resorts REIT, Inc. REIT	149	735,710
Hulic Co. Ltd.	414,400	3,424,131
Hulic Reit, Inc. REIT	799	987,155
Ichigo Office REIT Investment Corp. REIT	950	583,453
Ichigo, Inc.	155,700	344,785
Industrial & Infrastructure Fund Investment Corp. REIT	1,271	1,449,162
Invincible Investment Corp. REIT	3,752	1,281,230
Japan Excellent, Inc. REIT	819	800,570
Japan Hotel REIT Investment Corp. REIT	2,652	1,419,696
Japan Logistics Fund, Inc. REIT	536	1,231,102
Japan Metropolitan Fund Invest REIT	4,251	3,354,129
Japan Prime Realty Investment Corp. REIT	439	1,236,398
Japan Real Estate Investment Corp. REIT	838	3,657,317
Kabuki-Za Co. Ltd.	5,200	180,550
Keihanshin Building Co. Ltd.	31,600	290,320
Kenedix Office Investment Corp. REIT	504	1,219,005
Kenedix Residential Next Investment Corp. REIT	624	934,167
Kenedix Retail REIT Corp. REIT	358	681,416
Ki-Star Real Estate Co. Ltd.	6,000	211,982
LaSalle Logiport REIT	1,068	1,234,545
Leopalace21 Corp.*	149,500	327,841
LIFULL Co. Ltd.	49,800	88,865
Mirai Corp. REIT	1,072	360,304
Mirarth Holdings, Inc.	47,900	133,876
Mitsubishi Estate Co. Ltd.	841,700	11,702,007
Mitsubishi Estate Logistics REIT Investment Corp. REIT	283	893,375
Mitsui Fudosan Co. Ltd.	581,200	11,564,439
Mitsui Fudosan Logistics Park, Inc. REIT	326	1,166,956
Mori Hills REIT Investment Corp. REIT	1,002	1,159,689
Mori Trust Hotel Reit, Inc. REIT	138	133,708
Mori Trust Sogo Reit, Inc. REIT	613	644,893
Nippon Accommodations Fund, Inc. REIT	317	1,424,387
Nippon Building Fund, Inc. REIT	1,028	4,714,920
Nippon Kanzai Co. Ltd.	13,400	244,108
Nippon Prologis REIT, Inc. REIT (a)	1,376	3,328,078
NIPPON REIT Investment Corp. REIT	299	784,248
Nomura Real Estate Holdings, Inc.	69,300	1,648,818
Nomura Real Estate Master Fund, Inc. REIT	2,829	3,497,223
NTT UD REIT Investment Corp. REIT	883	933,370

	Number of Shares	Value
Japan (Continued)
One REIT, Inc. REIT	139	$251,921
Open House Group Co. Ltd.	49,800	2,062,806
Orix JREIT, Inc. REIT	1,631	2,261,706
Pressance Corp.	14,600	166,256
Relo Group, Inc.	69,100	1,120,634
SAMTY Co. Ltd. (a)	18,600	303,113
Samty Residential Investment Corp. REIT	258	221,687
Sankei Real Estate, Inc. REIT	294	196,154
Sekisui House Reit, Inc. REIT	2,624	1,513,774
SOSiLA Logistics REIT, Inc. REIT (a)	400	393,866
SRE Holdings Corp.*	5,900	193,439
Star Asia Investment Corp. REIT	1,058	423,837
Starts Corp., Inc.	19,900	391,896
Starts Proceed Investment Corp. REIT	109	182,942
Sumitomo Realty & Development Co. Ltd.	288,500	7,682,858
Sun Frontier Fudousan Co. Ltd.	15,200	127,665
Takara Leben Real Estate Investment Corp. REIT	368	273,745
Tama Home Co. Ltd. (a)	10,700	190,091
TOC Co. Ltd.	29,400	153,173
Tokyo Tatemono Co. Ltd.	128,300	1,766,263
Tokyu Fudosan Holdings Corp.	361,900	1,924,393
Tokyu REIT, Inc. REIT	567	876,058
Tosei Corp. (a)	25,300	254,197
Tosei Reit Investment Corp. REIT (a)	164	157,254
United Urban Investment Corp. REIT (a)	1,895	2,094,088
XYMAX REIT Investment Corp. REIT	116	100,754

(Cost $138,829,038)		119,233,292

Luxembourg — 0.3%
ADLER Group SA, 144A*	47,224	87,961
Aroundtown SA	501,646	1,185,414
Grand City Properties SA	50,412	495,190

(Cost $4,946,661)		1,768,565

Malaysia — 0.6%
AmFIRST Real Estate Investment Trust REIT	442,600	36,821
Axis Real Estate Investment Trust REIT	715,084	305,488
Capitaland Malaysia Trust REIT	225,008	27,826
Eastern & Oriental Bhd*	490,636	46,885
Eco World Development Group Bhd	523,900	80,102
Eco World International Bhd*	546,800	47,949
IGB Commercial Real Estate Investment Trust REIT	859,000	320,616
IGB Commercial Real Estate Investment Trust REIT	459,500	55,274
IOI Properties Group Bhd	603,700	153,385
KIP REIT	222,352	44,995
KLCCP Stapled Group (c)	119,700	178,709
KSL Holdings Bhd*	233,500	40,689
Land & General Bhd	1,121,900	25,225
LBS Bina Group Bhd	409,500	40,513
Mah Sing Group Bhd	664,000	79,128
Malton Bhd*	97,400	8,979
Matrix Concepts Holdings Bhd	525,294	186,614

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Malaysia (Continued)
MKH Bhd	125,900	$36,234
Paramount Corp. Bhd	202,240	34,105
Pavilion Real Estate Investment Trust REIT	324,500	87,555
Sentral REIT	204,400	40,903
Sime Darby Property Bhd	1,651,346	180,079
SP Setia Bhd Group	858,805	134,203
Sunway Bhd	1,053,261	397,859
Sunway Real Estate Investment Trust REIT	887,600	289,381
Symphony Life Bhd*	322,700	30,837
Titijaya Land Bhd*	487,600	26,860
Tropicana Corp. Bhd*	208,591	64,254
UEM Sunrise Bhd*	413,100	26,007
UOA Development Bhd	199,400	72,183
YNH Property Bhd*	239,100	224,719
YTL Hospitality REIT	360,700	71,370

(Cost $3,722,629)		3,395,747

Mexico — 1.2%
CFE Capital S de RL de CV REIT	509,259	670,303
Corp. Inmobiliaria Vesta SAB de CV	403,081	897,770
FIBRA Macquarie Mexico REIT, 144A	462,410	687,403
Fibra MTY SAPI de CV REIT	585,380	368,629
Fibra Uno Administracion SA de CV REIT	1,705,601	2,110,267
Prologis Property Mexico SA de CV REIT (a)	281,106	863,189
TF Administradora Industrial S de RL de CV REIT (a)	471,372	680,775

(Cost $5,238,682)		6,278,336

Netherlands — 0.6%
Argo Properties NV*(a)	8,460	188,041
CTP NV, 144A	68,438	738,496
Eurocommercial Properties NV REIT	26,322	620,646
NEPI Rockcastle NV	244,380	1,481,305
NSI NV REIT	12,180	299,106

(Cost $4,182,710)		3,327,594

New Zealand — 0.7%
Argosy Property Ltd.	566,712	410,062
Goodman Property Trust REIT	634,987	820,332
Kiwi Property Group Ltd.	963,170	556,349
Precinct Properties New Zealand Ltd.	803,288	638,620
Property for Industry Ltd.	305,015	442,354
Stride Property Group (c)	360,168	335,551
Vital Healthcare Property Trust REIT	274,383	395,373

(Cost $4,629,508)		3,598,641

Norway — 0.2%
Entra ASA, 144A	35,231	369,583
KMC Properties ASA*	46,137	31,001
Olav Thon Eiendomsselskap ASA	16,137	287,260
Selvaag Bolig ASA	30,583	88,334

(Cost $1,229,600)		776,178

	Number of Shares	Value
Philippines — 2.4%
8990 Holdings, Inc.*	1,316,100	$221,289
ACEN Corp.	464,085	58,339
AREIT, Inc. REIT	428,540	274,278
Ayala Corp.	170,095	2,093,107
Ayala Land, Inc.	4,800,896	2,673,766
Belle Corp.*	1,272,000	27,662
DDMP Reit, Inc. REIT	4,040,000	92,143
DoubleDragon Corp.	308,370	38,055
Filinvest Land, Inc.	4,149,000	66,020
Filinvest REIT Corp. REIT	957,500	95,987
GT Capital Holdings, Inc.	58,701	455,618
Megaworld Corp.	6,882,600	272,578
MREIT, Inc. REIT	587,300	122,943
RL Commercial REIT, Inc. REIT	2,148,100	225,976
Robinsons Land Corp.	1,174,261	333,427
SM Prime Holdings, Inc.	8,733,557	5,620,606
Vista Land & Lifescapes, Inc.	1,603,900	39,417

(Cost $15,361,366)		12,711,211

Poland — 0.1%
Atal SA (a)	6,777	46,276
Develia SA (a)	318,405	152,543
Dom Development SA (a)	6,607	132,434
Echo Investment SA (a)	87,838	56,883
Globe Trade Centre SA (a)	119,382	163,036
MLP Group SA*	5,848	94,807

(Cost $859,699)		645,979

Russia — 0.0%
LSR Group PJSC*(b)	30,984	0
PIK Group PJSC*(b)	192,287	0

(Cost $2,472,023)		0

Singapore — 7.0%
AIMS APAC REIT	402,300	352,302
Bukit Sembawang Estates Ltd.	115,700	358,845
CapitaLand Ascendas REIT	2,017,469	4,107,669
CapitaLand Ascott Trust (c)	1,228,496	847,208
CapitaLand China Trust REIT	712,147	587,263
Capitaland India Trust	548,600	468,410
CapitaLand Integrated Commercial Trust REIT	3,054,992	4,614,926
Capitaland Investment Ltd.	1,500,663	4,019,144
CDL Hospitality Trusts (c)	525,981	452,936
Chip Eng Seng Corp. Ltd.	298,500	161,198
City Developments Ltd.	304,698	1,843,353
Cromwell European Real Estate Investment Trust REIT	226,119	358,548
Digital Core REIT Management Pte Ltd. REIT	432,600	263,886
ESR-LOGOS REIT REIT	3,752,287	944,712
Far East Hospitality Trust (c)	597,400	274,657
First Real Estate Investment Trust REIT	721,200	126,314
Frasers Centrepoint Trust REIT	647,100	958,632
Frasers Hospitality Trust (c)	498,000	161,724
Frasers Logistics & Commercial Trust REIT	1,734,678	1,443,139
Frasers Property Ltd.	276,700	186,782

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Singapore (Continued)
GuocoLand Ltd.	170,300	$201,333
Ho Bee Land Ltd.	138,900	247,330
Keppel REIT	1,200,100	788,214
Keppel DC REIT	815,155	1,100,516
Keppel Pacific Oak US REIT	480,654	269,166
Lendlease Global Commercial REIT	976,851	516,834
Lippo Malls Indonesia Retail Trust REIT*	2,726,800	59,698
Manulife US Real Estate Investment Trust REIT	929,226	362,398
Mapletree Industrial Trust REIT	1,201,322	1,955,008
Mapletree Logistics Trust REIT	1,916,191	2,251,381
Mapletree Pan Asia Commercial Trust REIT	1,387,970	1,732,050
OUE Commercial Real Estate Investment Trust REIT	1,622,139	432,081
Parkway Life Real Estate Investment Trust REIT	235,100	667,401
Prime US REIT	339,500	164,657
Singapore Land Group Ltd.	103,400	168,271
SPH REIT	628,800	412,990
Starhill Global REIT	891,009	344,621
Suntec Real Estate Investment Trust REIT	1,141,200	1,157,606
UOL Group Ltd.	284,517	1,382,824
Wing Tai Holdings Ltd.	205,800	225,279
Yanlord Land Group Ltd.	342,200	245,980

(Cost $40,573,326)		37,217,286

South Africa — 0.9%
Attacq Ltd. REIT	375,102	168,600
Equites Property Fund Ltd. REIT	407,777	397,041
Fortress REIT Ltd., Class A REIT*	616,485	402,225
Fortress REIT Ltd., Class B REIT*	559,828	149,529
Growthpoint Properties Ltd. REIT (a)	1,759,063	1,469,551
Hyprop Investments Ltd. REIT	190,948	385,659
Redefine Properties Ltd. REIT (a)	3,598,441	853,168
Resilient REIT Ltd. REIT (a)	197,990	620,965
SA Corporate Real Estate Ltd. REIT	1,360,486	184,093
Vukile Property Fund Ltd. REIT	475,647	386,450

(Cost $5,550,323)		5,017,281

South Korea — 0.4%
D&D Platform REIT Co. Ltd. REIT	20,000	52,470
E KOCREF CR-REIT Co. Ltd. REIT	15,427	63,633
ESR Kendall Square REIT Co. Ltd. REIT	85,899	262,155
JR Global REIT REIT	117,037	383,364
Koramco Energy Plus REIT	26,386	99,134
Korea Asset In Trust Co. Ltd.	37,138	91,940
Korea Real Estate Investment & Trust Co. Ltd.	100,571	106,378
LOTTE Reit Co. Ltd. REIT	71,444	212,352
Mirae Asset Global REIT Co. Ltd. REIT	17,123	48,038
NH All-One REIT Co. Ltd. REIT	34,506	82,285
Seobu T&D	19,787	111,624
Shinhan Alpha REIT Co. Ltd. REIT	46,171	240,159
SK D&D Co. Ltd.	6,271	109,125
SK REITs Co. Ltd. REIT	67,094	238,595

(Cost $2,839,627)		2,101,252

	Number of Shares	Value
Spain — 0.7%
Aedas Homes SA, 144A	8,907	$138,484
Inmobiliaria Colonial Socimi SA REIT	181,998	1,100,941
Lar Espana Real Estate Socimi SA REIT	19,422	92,190
Merlin Properties Socimi SA REIT (a)	202,154	1,846,272
Metrovacesa SA, 144A*(a)	11,327	83,973
Neinor Homes SA, 144A*	20,552	186,008

(Cost $4,467,183)		3,447,868

Sweden — 3.6%
Atrium Ljungberg AB, Class B	27,459	432,338
Castellum AB (a)	172,194	2,065,269
Catena AB	19,408	666,116
Cibus Nordic Real Estate AB	26,146	359,686
Corem Property Group AB, Class B	344,780	231,011
Corem Property Group AB, Class D	2,215	34,896
Dios Fastigheter AB	56,978	411,688
Eastnine AB	6,918	75,772
Fabege AB	168,269	1,373,128
Fastighets AB Balder, Class B*	377,673	1,631,632
Fastighets AB Trianon	36,438	65,948
FastPartner AB, Class A	31,706	233,102
Heba Fastighets AB, Class B (a)	88,332	257,198
Hemnet Group AB	38,659	477,809
Hufvudstaden AB, Class A	72,633	1,007,373
JM AB	32,700	512,097
John Mattson Fastighetsforetagen AB*(a)	11,865	75,660
K-fast Holding AB*(a)	39,547	78,769
Klarabo Sverige AB, Class B*(a)	59,764	90,230
Nivika Fastigheter AB, Class B*	13,792	51,087
NP3 Fastigheter AB	16,658	283,991
Nyfosa AB	98,961	698,327
Pandox AB*	59,144	723,784
Platzer Fastigheter Holding AB, Class B	39,918	293,850
Sagax AB, Class A	4,417	93,610
Sagax AB, Class B	119,794	2,591,616
Sagax AB, Class D	65,466	159,616
Samhallsbyggnadsbolaget i Norden AB (a)	690,036	1,219,427
Samhallsbyggnadsbolaget i Norden AB, Class D (a)	96,083	171,014
Stendorren Fastigheter AB*	7,969	149,459
Swedish Logistic Property AB, Class B*	38,358	86,149
Wallenstam AB, Class B (a)	278,875	1,080,582
Wihlborgs Fastigheter AB	166,687	1,274,717

(Cost $28,535,037)		18,956,951

Switzerland — 2.0%
Allreal Holding AG	9,415	1,419,044
Fundamenta Real Estate AG*	14,835	255,360
Intershop Holding AG	814	539,107
Mobimo Holding AG	4,397	1,061,464
Peach Property Group AG*(a)	6,273	125,098
PSP Swiss Property AG	27,632	3,016,245
Swiss Prime Site AG	46,240	3,809,856
Zug Estates Holding AG, Class B	162	282,256

(Cost $12,413,820)		10,508,430

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
Taiwan — 1.2%
Cathay No. 1 REIT	827,504	$481,955
Cathay Real Estate Development Co. Ltd.	363,424	182,268
Chong Hong Construction Co. Ltd.	135,740	316,670
Farglory Land Development Co. Ltd.	161,144	285,211
Fubon No. 1 REIT	314,630	167,467
Highwealth Construction Corp.	913,204	1,323,762
Hong Pu Real Estate Development Co. Ltd.*	130,515	96,074
Huaku Development Co. Ltd.	153,338	442,071
Huang Hsiang Construction Corp.	64,643	89,313
Hung Sheng Construction Ltd.	221,721	185,093
KEE TAI Properties Co. Ltd.	191,788	76,950
Kindom Development Co. Ltd.	234,531	217,415
Kuo Yang Construction Co. Ltd.*	203,597	127,143
O-Bank No1 Real Estate Investment Trust REIT	87,357	23,602
Prince Housing & Development Corp.	797,799	282,665
Radium Life Tech Co. Ltd.	318,402	95,813
Ruentex Development Co. Ltd.	1,300,917	1,942,609
Shining Building Business Co. Ltd.*	318,249	98,547
Sinyi Realty, Inc.	196,039	185,221
Taiwan Land Development Corp.*(b)	243,531	0

(Cost $6,051,896)		6,619,849

Thailand — 2.3%
Amata Corp. PCL, NVDR	535,300	294,480
Ananda Development PCL, NVDR*	2,464,400	94,341
AP Thailand PCL, NVDR	1,518,400	434,874
Asset World Corp. PCL, NVDR	4,855,500	867,422
Bangkok Land PCL, NVDR	7,972,900	237,390
Central Pattana PCL, NVDR	1,984,500	4,079,860
CP Tower Growth Leasehold Property Fund	800	163
CPN Retail Growth Leasehold REIT	1,036,700	543,852
Frasers Property Thailand Industrial Freehold & Leasehold REIT	845,300	237,302
Frasers Property Thailand PCL, NVDR	277,425	119,576
Golden Ventures Leasehold Real Estate Investment Trust REIT	13,500	3,503
Grand Canal Land PCL, NVDR*	734,300	45,809
IMPACT Growth Real Estate Investment Trust REIT	344,232	118,112
Land & Houses PCL, NVDR	5,001,000	1,361,395
LH Hotel Leasehold Real Estate Investment Trust, Class F REIT*	11,700	3,650
LPN Development PCL, NVDR	1,176,000	152,732
Noble Development PCL, NVDR	809,757	112,973
Nusasiri PCL, NVDR*	3,844,000	125,354
Origin Property PCL, NVDR	553,200	164,713
Platinum Group PCL, NVDR*	892,100	80,445
Principal Capital PCL, NVDR*	492,100	83,726
Property Perfect PCL, NVDR	5,424,806	59,994
Pruksa Holding PCL, NVDR	547,800	187,959
Quality Houses PCL, NVDR	5,020,100	316,025
Sansiri PCL, NVDR	8,778,500	390,819
SC Asset Corp. PCL, NVDR	1,147,300	134,039
Singha Estate PCL, NVDR*	1,709,400	89,675

	Number of Shares	Value
Thailand (Continued)
Supalai PCL, NVDR	946,900	$617,573
U City PLC, NVDR*	2,679,600	107,138
U City PLC, PFD NVDR*	10,389,300	291,660
Univentures PCL, NVDR	398,400	33,892
WHA Corp. PCL, NVDR	6,399,800	696,873
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust, Class F REIT	1,151,700	333,116

(Cost $12,030,651)		12,420,435

Turkey — 0.4%
Akfen Gayrimenkul Yatirim Ortakligi AS REIT*	207,636	60,189
AKIS Gayrimenkul Yatirimi AS REIT*	37,623	13,456
Alarko Gayrimenkul Yatirim Ortakligi AS REIT	16,752	67,030
Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS	62,111	73,823
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,258,364	466,289
Halk Gayrimenkul Yatirim Ortakligi AS REIT	20,288	5,336
Is Gayrimenkul Yatirim Ortakligi AS REIT*	273,715	143,379
Kiler Gayrimenkul Yatirim Ortakligi AS REIT*	2	0
Kizilbuk Gayrimenkul Yatirim Ortakligi AS*	34,316	35,656
Kuyumcukent Gayrimenkul Yatirimlari AS REIT*	79,012	77,763
Ozak Gayrimenkul Yatirim Ortakligi REIT*	271,141	232,149
Panora Gayrimenkul Yatirim Ortakligi	20,085	29,835
Reysas Gayrimenkul Yatirim Ortakligi AS, Class O REIT*	6	4
Servet Gayrimenkul Yatirim Ortakligi AS, Class O*	5,000	40,390
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT*	233,611	39,325
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT*	165,974	168,260
Vakif Gayrimenkul Yatirim Ortakligi AS REIT*	343,066	76,016
Yeni Gimat Gayrimenkul Ortakligi AS	168,121	287,708
Yesil Gayrimenkul Yatirim Ortakligi AS REIT*	753,011	64,796
Ziraat Gayrimenkul Yatirim Ortakligi AS	455,555	132,301

(Cost $1,265,534)		2,013,705

United Kingdom — 6.8%
Assura PLC REIT	1,759,236	1,122,960
Big Yellow Group PLC REIT	113,151	1,468,792
British Land Co. PLC REIT	521,599	2,449,282
Capital & Counties Properties PLC REIT	431,442	521,511
CLS Holdings PLC REIT	103,477	199,634
Derwent London PLC REIT	61,846	1,726,413
Empiric Student Property PLC REIT	359,846	368,974
Grainger PLC	414,985	1,198,943

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2022 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Great Portland Estates PLC REIT	122,683	$727,886
Hammerson PLC REIT	2,184,415	626,422
Helical PLC REIT	72,266	288,306
Henry Boot PLC	71,151	198,277
Industrials REIT Ltd. REIT	159,011	263,342
Land Securities Group PLC REIT	411,105	3,007,031
LondonMetric Property PLC REIT	567,144	1,195,479
LXI REIT PLC REIT	969,682	1,321,085
Picton Property Income Ltd. REIT	330,411	342,333
Primary Health Properties PLC REIT	796,024	1,055,107
Rightmove PLC	512,381	3,376,817
Safestore Holdings PLC REIT	129,799	1,402,019
Savills PLC	85,706	967,088
Segro PLC REIT	735,072	6,922,642
Shaftesbury PLC REIT	118,389	505,306
Tritax Big Box REIT PLC REIT	1,145,071	1,950,041
UK Commercial Property REIT Ltd. REIT	465,112	325,140
UNITE Group PLC REIT, Series 6	197,975	2,174,964
Workspace Group PLC REIT	87,017	439,178

(Cost $48,058,485)		36,144,972

TOTAL COMMON STOCKS (Cost $631,874,135)		525,144,334

PREFERRED STOCKS — 0.0%
Thailand — 0.0%
U City PLC*
(Cost $1,617)	64,000	1,796

RIGHTS — 0.0%
Austria — 0.0%
S IMMO AG*, expires 12/31/49 (b)
(Cost $0)	22,553	0

Hong Kong — 0.0%
Lai Sun Development Co. Ltd.*, expires 1/6/23 (b)
(Cost $0)	35,276	0

Israel — 0.0%
Norstar Holdings, Inc.*, expires 12/28/22	43	3,552
REIT Azorim HF Living Ltd.*, expires 12/16/22 (b)	369	0

(Cost $0)		3,552

TOTAL RIGHTS (Cost $0)		3,552

WARRANTS — 0.0%
Malaysia — 0.0%
Eco World Development Group Bhd*, expires 4/12/29	106,640	2,757
Paramount Corp. Bhd*, expires 7/28/24	7,840	53

(Cost $0)		2,810

	Number of Shares	Value
Thailand — 0.0%
Noble Development PCL*, expires 1/12/24
(Cost $0)	54,825	$731

TOTAL WARRANTS (Cost $0)		3,541

EXCHANGE-TRADED FUNDS — 0.0%
iShares Global REIT ETF	2,500	59,000
Vanguard Global ex-U.S. Real Estate ETF	1,500	63,450

TOTAL EXCHANGE-TRADED FUNDS (Cost $125,635)		122,450

SECURITIES LENDING COLLATERAL — 2.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69% (d)(e) (Cost $14,292,581)	14,292,581	14,292,581

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 3.74% (d) (Cost $1,379,311)	1,379,311	1,379,311

TOTAL INVESTMENTS — 101.8%
(Cost $647,673,279)		$540,947,565
Other assets and liabilities, net — (1.8%)		(9,390,151)

NET ASSETS — 100.0%		$531,557,414

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2022 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022
SECURITIES LENDING COLLATERAL — 2.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69% (d)(e)
10,913,250	3,379,331	(f)	—	—	—	105,343	—	14,292,581	14,292,581

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 3.74% (d)
620,850	13,055,555		(12,297,094)	—	—	10,371	—	1,379,311	1,379,311

11,534,100	16,434,886		(12,297,094)	—	—	115,714	—	15,671,892	15,671,892

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $41,740,541, which is 7.9% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $30,658,947.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

CVA:	Credit Valuation Adjustment
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
EURO CAC40 10 Futures	EUR	4	$273,044	$277,450	12/16/2022	$4,406
EURO STOXX 50 Futures	EUR	22	841,792	898,164	12/16/2022	56,372
E-Mini S&P 500 Futures	USD	10	2,064,925	2,040,625	12/16/2022	(24,300)
MINI TOPIX Index Futures	JPY	15	205,094	213,917	12/08/2022	8,823
SPI 200 Futures	AUD	13	1,500,057	1,590,823	12/15/2022	90,766
TOPIX Index Futures	JPY	8	1,131,284	1,140,891	12/08/2022	9,607

Total net unrealized appreciation						$145,674

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2022 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$524,822,630	$—	$321,704	$525,144,334
Preferred Stocks	1,796	—	—	1,796
Rights (a)	–	3,552	0	3,552
Warrants (a)	3,541	–	–	3,541
Exchange-Traded Funds	122,450	–	–	122,450
Short-Term Investments (a)	15,671,892	—	—	15,671,892
Derivatives (b)
Futures Contracts	169,974	–	–	169,974

TOTAL	$540,792,283	$3,552	$321,704	$541,117,539

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(24,300)	$—	$—	$(24,300)

TOTAL	$(24,300)	$—	$—	$(24,300)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended November 30, 2022, the amount of transfers from Level 1 to Level 3 was $398,547. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

See Notes to Financial Statements.	13

DBX ETF Trust

Statement of Assets and Liabilities

November 30, 2022 (Unaudited)

Xtrackers International Real Estate ETF
Assets
Investment in non-affiliated securities at value	$525,275,673
Investment in DWS Government Money Market Series	1,379,311
Investment in DWS Government & Agency Securities Portfolio*	14,292,581
Foreign currency at value	2,526,318
Deposit with broker for futures contracts	425,410
Receivables:
Investment securities sold	2,635
Variation margin on futures contracts	64,603
Dividends	1,809,841
Interest	3,911
Securities lending income	37,388
Foreign tax reclaim	287,786

Total assets	$546,105,457

Liabilities
Payable upon return of securities loaned	$14,292,581
Payables:
Investment advisory fees	41,824
Deferred foreign tax payable	213,638

Total liabilities	14,548,043

Net Assets, at value	$531,557,414

Net Assets Consist of
Paid-in capital	$658,289,587
Distributable earnings (loss)	(126,732,173)

Net Assets, at value	$531,557,414

Number of Common Shares outstanding	24,800,001

Net Asset Value	$21.43

Investment in non-affiliated securities at cost	$632,001,387

Value of securities loaned	$41,740,541

Investment in DWS Government Money Market Series at cost	$1,379,311

Investment in DWS Government & Agency Securities Portfolio at cost*	$14,292,581

Non-cash collateral for securities on loan	$30,658,947

Foreign currency at cost	$2,468,006

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	14

DBX ETF Trust

Statement of Operations

For the Six Months Ended November 30, 2022 (Unaudited)

Xtrackers International Real Estate ETF
Investment Income
Unaffiliated dividend income*	$9,397,734
Income distributions from affiliated funds	10,371
Affiliated securities lending income	105,343
Unaffiliated securities lending income, net of borrower rebates	64,795

Total investment income	9,578,243

Expenses
Investment advisory fees	307,045
Other expenses	179

Total expenses	307,224

Less fees waived (see note 3):
Waiver	(51,401)

Net expenses	255,823

Net investment income (loss)	9,322,420

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(5,187,313)
In-kind redemptions	462,033
Futures contracts	(96,150)
Foreign currency transactions	(258,366)

Net realized gain (loss)	(5,079,796)

Net change in unrealized appreciation (depreciation) on:
Investments**	(72,210,889)
Futures contracts	78,693
Foreign currency translations	93,700

Net change in unrealized appreciation (depreciation)	(72,038,496)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(77,118,292)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(67,795,872)

* Unaffiliated foreign tax withheld	$998,927
** Including change in deferred foreign taxes	$95,498

See Notes to Financial Statements.	15

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers International Real Estate ETF
	For the Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$9,322,420	$18,055,590
Net realized gain (loss)	(5,079,796)	(2,295,310)
Net change in net unrealized appreciation (depreciation)	(72,038,496)	(83,902,671)

Net increase (decrease) in net assets resulting from operations	(67,795,872)	(68,142,391)

Distributions to Shareholders	(3,842,456)	(23,945,405)

Fund Shares Transactions
Proceeds from shares sold	47,555,598	212,069,381
Value of shares redeemed	(3,232,508)	(18,792,278)

Net increase (decrease) in net assets resulting from fund share transactions	44,323,090	193,277,103

Total net increase (decrease) in Net Assets	(27,315,238)	101,189,307

Net Assets
Beginning of period	$558,872,652	$457,683,345

End of period	$531,557,414	$558,872,652

Changes in Shares Outstanding
Shares outstanding, beginning of period	22,650,001	15,700,001
Shares sold	2,300,000	7,700,000
Shares redeemed	(150,000)	(750,000)

Shares outstanding, end of period	24,800,001	22,650,001

See Notes to Financial Statements.	16

DBX ETF Trust

Financial Highlights

Xtrackers International Real Estate ETF Selected Per Share Data	For the Six Months Ended 11/30/2022 (Unaudited)		Years Ended May 31,
			2022		2021	2020		2019		2018
Net Asset Value, beginning of period	$24.67		$29.15		$22.85	$27.84		$29.17		$26.22

Income (loss) from investment operations:
Net investment income (loss)(a)	0.39		0.92		0.92	0.84		1.14		0.68
Net realized and unrealized gain (loss)	(3.46)		(4.05)		6.28	(4.74)		(1.98)		3.01

Total from investment operations	(3.07)		(3.13)		7.20	(3.90)		(0.84)		3.69

Less distributions from:
Net investment income	(0.17)		(1.35)		(0.90)	(1.09)		(0.49)		(0.74)

Total distributions	(0.17)		(1.35)		(0.90)	(1.09)		(0.49)		(0.74)

Net Asset Value, end of period	$21.43		$24.67		$29.15	$22.85		$27.84		$29.17

Total Return (%)	(12.52	)**(b)	(11.26	)(b)	32.15 (b)	(14.80	)(b)	(2.78	)(b)	14.20

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	532		559		458	231		60		4
Ratio of expenses before fee waiver (%)	0.12	*	0.12		0.12	0.12		0.30		0.60
Ratio of expenses after fee waiver (%)	0.10	*	0.10		0.10	0.10		0.28		0.60
Ratio of net investment income (loss) (%)	3.64	*	3.38		3.55	3.21		4.25		2.40
Portfolio turnover rate (%)(c)	3	**	17		9	12		43		24

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	17

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2022, the Trust consists of thirty-eight investment series of exchange-traded funds (“ETFs”) in operation and trading. These financial statements report on Xtrackers International Real Estate ETF (the “Fund”), a diversified series of the Trust.

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees (“Board”).

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of shares may acquire those shares from the Fund or tender such shares for redemption to the Fund, in Creation Units only.

The investment objective of the Fund is to track the performance, before fees and expenses, of the iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index (the “Underlying Index”).

The iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index is a free-float capitalization weighted index designed to measure the performance of international real estate securities of issuers incorporated outside the United States, excluding Pakistan and Vietnam. The iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index is rebalanced quarterly.

The Fund is entitled to use its Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Fund in connection with the licensing agreement.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund.

Security Valuation    The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Fund’s Board has designated the Advisor as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

18

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of the Fund to pay out dividends from its net investment income, if any, semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital

19

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations. For the period ended November 30, 2022, the Fund did not incur any interest or penalties.

At May 31, 2022, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Short-Term	Long-Term	Total Amount
$1,682,956	$415,035	$2,097,991

As of May 31, 2022, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
$622,546,613	$(56,269,614)	$14,308,035	$(70,577,649)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invest. These foreign taxes, if any, are paid by the Fund and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of November 30, 2022, if any, are disclosed in the Fund’s Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Fund may lend securities to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the

20

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2022, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of November 30, 2022) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2022, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2022

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Common Stocks	$14,292,581	$6,310	$2,446,219	$28,206,418	$44,951,528

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$44,951,528

Derivatives

Futures Contracts    The Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. The Fund will not use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2022, the Fund utilized futures in order to simulate investment in the Fund’s Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2022 is included in a table following the Fund’s Schedule of Investments.

21

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The following table summarizes the value of the Fund’s derivative instruments held as of November 30, 2022 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives

Equity contracts	Unrealized appreciation on futures contracts*	$169,974	Unrealized depreciation on futures contracts*	$24,300

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Fund’s earnings during the period ended November 30, 2022 and the related location in the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
$(96,150)

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
$78,693

For the period ended November 30, 2022 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers International Real Estate ETF	$3,865,995

Affiliated Cash Management Vehicles    The Fund may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV and DWS ESG Liquidity Fund maintains a floating NAV. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

For its investment advisory services to the Fund, the Advisor is entitled to receive a unitary advisory fee from the Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.12%.

The Advisor for the Fund has contractually agreed, until September 30, 2023, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.10% of the Fund’s average daily net assets. This agreement may only be terminated by the

22

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Fund’s Board (and may not be terminated by the Advisor) prior to that time. For the period ended November 30, 2022, the Advisor waived $51,153 of the expenses of the Fund.

The Advisor for the Fund has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated cash management vehicles. For the period from June 1, 2022 through November 30, 2022, the Advisor waived $248 of expenses to the Fund.

Out of the unitary advisory fee, the Advisor pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services and expenses of the Independent Trustees. The Fund is responsible for the payment of, interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Fund’s Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2022, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers International Real Estate ETF	$25,711,143	$13,785,213

For the period ended November 30, 2022, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers International Real Estate ETF	$38,475,374	$3,021,662

5. Fund Share Transactions

As of November 30, 2022, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by the Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers International Real Estate ETF and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a regulated

23

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate (SOFR) plus .10%. The Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Fund had no outstanding loans at November 30, 2022.

7. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, which at times has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

24

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

25

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Investing in foreign securities, particularly those of emerging markets, present certain risks such as currency fluctuations, political and economical changes, and market risks. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of a Fund may diverge from that of an Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Funds and its investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index is the intellectual property (including registered trademarks) of STOXX Limited, Zug, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. Xtrackers International Real Estate ETF is neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the Index or its data.

Copyright © 2023 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Invesment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY, 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-049074-7 (1/23) DBX005411 (1/24)

(b) Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	February 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	February 3, 2023

By (Signature and Title)	/s/ Diane Kenneally
Diane Kenneally
Treasurer and Chief Financial Officer

Date	February 3, 2023